UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08764

PACE Select Advisors Trust

(Exact name of registrant as specified in charter)

787 Seventh Avenue, New York, New York 10019

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6796

Registrant’s telephone number, including area code: 888-793 8637

Date of fiscal year end: July 31

Date of reporting period: July 31, 2024

Item 1. Reports to Stockholders.

           (a)       Copy of the report transmitted to shareholders:

TABLE OF CONTENTS

PACE® Global Fixed Income Investments Class A - PWFAX

PACE® Global Fixed Income Investments Class P - PCGLX

PACE® Global Fixed Income Investments Class Y - PWFYX

PACE® High Yield Investments Class A - PHIAX

PACE® High Yield Investments Class P - PHYPX

PACE® High Yield Investments Class P2 - PHDTX

PACE® High Yield Investments Class Y - PHDYX

PACE® Intermediate Fixed Income Investments Class A - PIFAX

PACE® Intermediate Fixed Income Investments Class P - PCIFX

PACE® Intermediate Fixed Income Investments Class Y - PIFYX

PACE® International Equity Investments Class A - PWGAX

PACE® International Equity Investments Class P - PCIEX

PACE® International Equity Investments Class P2 - PWITX

PACE® International Equity Investments Class Y - PWIYX

PACE® Large Co Growth Equity Investments Class A - PLAAX

PACE® Large Co Growth Equity Investments Class P - PCLCX

PACE® Large Co Growth Equity Investments Class Y - PLAYX

PACE® Mortgage-Backed Securities Fixed Income Investments Class A - PFXAX

PACE® Mortgage-Backed Securities Fixed Income Investments Class P - PCGTX

PACE® Mortgage-Backed Securities Fixed Income Investments Class Y - PFXYX

PACE® Small/Medium Co Growth Equity Investments Class A - PQUAX

PACE® Small/Medium Co Growth Equity Investments Class P - PCSGX

PACE® Small/Medium Co Value Equity Investments Class A - PEVAX

PACE® Small/Medium Co Value Equity Investments Class P - PCSVX

PACE® Small/Medium Co Value Equity Investments Class Y - PVEYX

PACE® Strategic Fixed Income Investments Class A - PBNAX

PACE® Strategic Fixed Income Investments Class P - PCSIX

PACE® Strategic Fixed Income Investments Class Y - PSFYX

PACE® Alternative Strategies Investments Class A - PASIX

PACE® Alternative Strategies Investments Class P - PASPX

PACE® Alternative Strategies Investments Class P2 - PAPTX

PACE® Alternative Strategies Investments Class Y - PASYX

PACE® Global Real Estate Securities Investments Class A - PREAX

PACE® Global Real Estate Securities Investments Class P - PREQX

PACE® International Emerging Markets Equity Investments Class A - PWEAX

PACE® International Emerging Markets Equity Investments Class P - PCEMX

PACE® International Emerging Markets Equity Investments Class P2 - PWETX

PACE® International Emerging Markets Equity Investments Class Y - PWEYX

PACE® Large Co Value Equity Investments Class A - PCPAX

PACE® Large Co Value Equity Investments Class P - PCLVX

PACE® Large Co Value Equity Investments Class Y - PLVYX

PACE® Municipal Fixed Income Investments Class A - PMUAX

PACE® Municipal Fixed Income Investments Class P - PCMNX

PACE® Municipal Fixed Income Investments Class Y - PMUYX

UBS Government Money Market Investments Fund Class P - PCEXX

Annual Shareholder Report

July 31, 2024

PACE® Global Fixed Income Investments

Class A

PWFAX

Fund Overview

This annual shareholder report contains important information about PACE® Global Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.03%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• The overweight position in agency mortgage-backed securities (MBS), held due to attractive yields and cheap valuations, contributed to performance.

• The overweight to investment-grade corporate credit, held primarily through banks, contributed over the period on the back of stronger balance sheets and improved profitability.

• Duration positioning in US securities contributed to performance over the period.

What didn’t work:

• In the second quarter of 2024, the portfolio's overweight duration positioning in United Kingdom securities, driven by attractive valuations, detracted from performance due to delayed rate cuts and persistent economic uncertainties.

• The currency overlay detracted from performance primarily driven by the sizable short positions held in US dollar and Canadian dollar against long positions held in Australian dollar, New Zealand dollar, Swedish krona, and Japanese yen.

The Fund utilized derivatives for efficient portfolio management and to hedge specific risks in the Fund. Government bond futures were used to manage duration risk as well as positioning along the yield curve. Foreign exchange forward contracts were used to hedge currency risk and to manage active currency exposures.

PACE® Global Fixed Income Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	Bloomberg Global Aggregate Index	Bloomberg Global Aggregate ex USD 50% Hedged Index
7/31/2014	$9,626	$10,000	$10,000
8/31/2014	$9,680	$10,055	$10,017
9/30/2014	$9,483	$9,774	$9,591
10/31/2014	$9,483	$9,776	$9,526
11/30/2014	$9,474	$9,740	$9,418
12/31/2014	$9,476	$9,673	$9,304
1/31/2015	$9,446	$9,658	$9,133
2/28/2015	$9,407	$9,579	$9,062
3/31/2015	$9,340	$9,487	$8,873
4/30/2015	$9,374	$9,588	$9,065
5/31/2015	$9,207	$9,417	$8,791
6/30/2015	$9,113	$9,375	$8,799
7/31/2015	$9,128	$9,396	$8,787
8/31/2015	$9,172	$9,407	$8,818
9/30/2015	$9,196	$9,455	$8,855
10/31/2015	$9,239	$9,475	$8,884
11/30/2015	$9,032	$9,318	$8,637
12/31/2015	$9,113	$9,368	$8,744
1/31/2016	$9,110	$9,449	$8,788
2/29/2016	$9,395	$9,659	$9,094
3/31/2016	$9,766	$9,920	$9,466
4/30/2016	$9,998	$10,052	$9,659
5/31/2016	$9,729	$9,918	$9,429
6/30/2016	$10,074	$10,207	$9,788
7/31/2016	$10,203	$10,284	$9,869
8/31/2016	$10,132	$10,234	$9,789
9/30/2016	$10,185	$10,291	$9,889
10/31/2016	$9,764	$10,005	$9,459
11/30/2016	$9,218	$9,607	$8,960
12/31/2016	$9,199	$9,563	$8,874
1/31/2017	$9,286	$9,671	$9,041
2/28/2017	$9,323	$9,717	$9,067
3/31/2017	$9,335	$9,732	$9,094
4/30/2017	$9,433	$9,841	$9,224
5/31/2017	$9,562	$9,994	$9,425
6/30/2017	$9,562	$9,985	$9,417
7/31/2017	$9,735	$10,153	$9,669
8/31/2017	$9,794	$10,253	$9,773
9/30/2017	$9,726	$10,161	$9,650
10/31/2017	$9,698	$10,123	$9,578
11/30/2017	$9,786	$10,235	$9,781
12/31/2017	$9,807	$10,270	$9,807
1/31/2018	$9,915	$10,393	$10,105
2/28/2018	$9,811	$10,301	$10,019
3/31/2018	$9,898	$10,410	$10,163
4/30/2018	$9,765	$10,244	$9,932
5/31/2018	$9,620	$10,166	$9,746
6/30/2018	$9,565	$10,121	$9,678
7/31/2018	$9,567	$10,104	$9,643
8/31/2018	$9,541	$10,114	$9,613
9/30/2018	$9,494	$10,027	$9,510
10/31/2018	$9,368	$9,915	$9,378
11/30/2018	$9,351	$9,946	$9,389
12/31/2018	$9,482	$10,147	$9,597
1/31/2019	$9,664	$10,302	$9,776
2/28/2019	$9,616	$10,242	$9,673
3/31/2019	$9,738	$10,371	$9,742
4/30/2019	$9,721	$10,340	$9,683
5/31/2019	$9,833	$10,480	$9,784
6/30/2019	$10,055	$10,712	$10,075
7/31/2019	$9,996	$10,683	$10,003
8/31/2019	$10,217	$10,900	$10,162
9/30/2019	$10,109	$10,789	$10,017
10/31/2019	$10,171	$10,861	$10,113
11/30/2019	$10,082	$10,778	$9,976
12/31/2019	$10,124	$10,841	$10,085
1/31/2020	$10,238	$10,980	$10,161
2/29/2020	$10,251	$11,054	$10,141
3/31/2020	$10,012	$10,806	$9,814
4/30/2020	$10,182	$11,018	$10,015
5/31/2020	$10,232	$11,066	$10,045
6/30/2020	$10,315	$11,165	$10,147
7/31/2020	$10,732	$11,521	$10,597
8/31/2020	$10,744	$11,503	$10,628
9/30/2020	$10,676	$11,462	$10,566
10/31/2020	$10,679	$11,473	$10,615
11/30/2020	$10,946	$11,681	$10,868
12/31/2020	$11,129	$11,838	$11,104
1/31/2021	$11,025	$11,734	$10,990
2/28/2021	$10,866	$11,532	$10,777
3/31/2021	$10,694	$11,310	$10,517
4/30/2021	$10,827	$11,453	$10,687
5/31/2021	$10,917	$11,561	$10,832
6/30/2021	$10,830	$11,459	$10,613
7/31/2021	$10,952	$11,611	$10,773
8/31/2021	$10,896	$11,563	$10,707
9/30/2021	$10,715	$11,357	$10,444
10/31/2021	$10,704	$11,330	$10,404
11/30/2021	$10,677	$11,297	$10,329
12/31/2021	$10,659	$11,281	$10,321
1/31/2022	$10,482	$11,050	$10,119
2/28/2022	$10,379	$10,919	$10,007
3/31/2022	$10,106	$10,586	$9,687
4/30/2022	$9,550	$10,006	$9,025
5/31/2022	$9,550	$10,033	$9,026
6/30/2022	$9,222	$9,711	$8,620
7/31/2022	$9,384	$9,918	$8,785
8/31/2022	$9,023	$9,526	$8,347
9/30/2022	$8,586	$9,037	$7,857
10/31/2022	$8,479	$8,975	$7,846
11/30/2022	$8,944	$9,397	$8,283
12/31/2022	$8,990	$9,448	$8,392
1/31/2023	$9,310	$9,758	$8,684
2/28/2023	$8,968	$9,434	$8,337
3/31/2023	$9,181	$9,732	$8,649
4/30/2023	$9,203	$9,775	$8,673
5/31/2023	$9,002	$9,584	$8,440
6/30/2023	$9,002	$9,583	$8,462
7/31/2023	$9,049	$9,650	$8,570
8/31/2023	$8,896	$9,518	$8,401
9/30/2023	$8,614	$9,240	$8,123
10/31/2023	$8,515	$9,129	$8,049
11/30/2023	$8,934	$9,589	$8,493
12/31/2023	$9,356	$9,988	$8,872
1/31/2024	$9,210	$9,850	$8,669
2/29/2024	$9,107	$9,726	$8,566
3/31/2024	$9,167	$9,780	$8,587
4/30/2024	$8,929	$9,533	$8,364
5/31/2024	$9,049	$9,658	$8,448
6/30/2024	$9,029	$9,672	$8,405
7/31/2024	$9,299	$9,939	$8,670

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	2.77%	(1.43%)	(0.34%)
Class A with Load	(1.04%)	(2.19%)	(0.72%)
Bloomberg Global Aggregate Index	3.01%	(1.44%)	(0.06%)
Bloomberg Global Aggregate ex USD 50% Hedged Index	1.17%	(2.82%)	(1.42%)

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$183,848,478
# of Portfolio Holdings	372
Portfolio Turnover Rate	137%
Total Advisory Fees Paid (includes Administration Fees)	$644,481

What is the Fund’s investment objective?

The Fund seeks high total return.

Top 5 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.250%, due 06/30/29	4.5%
China Government Bonds, 2.350%, due 02/25/34	3.9
European Union, 3.000%, due 03/04/53	3.0
Spain Government Bonds, 3.550%, due 10/31/33	2.6
Korea Treasury Bonds, 3.000%, due 09/10/24	2.4

PACE® Global Fixed Income Investments

Class A

Top 5 Asset Classes (%)

Value	Value
Non-U.S. government agency obligations	34.6%
Corporate bonds	32.5%
U.S. government agency obligations	15.3%
U.S. Treasury obligations	9.1%
Short-Term Investments	3.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Global Fixed Income Investments

S1787

Class A

Annual Shareholder Report

July 31, 2024

PACE® Global Fixed Income Investments

Class P

PCGLX

Fund Overview

This annual shareholder report contains important information about PACE® Global Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$85	0.84%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• The overweight position in agency mortgage-backed securities (MBS), held due to attractive yields and cheap valuations, contributed to performance.

• The overweight to investment-grade corporate credit, held primarily through banks, contributed over the period on the back of stronger balance sheets and improved profitability.

• Duration positioning in US securities contributed to performance over the period.

What didn’t work:

• In the second quarter of 2024, the portfolio's overweight duration positioning in United Kingdom securities, driven by attractive valuations, detracted from performance due to delayed rate cuts and persistent economic uncertainties.

• The currency overlay detracted from performance primarily driven by the sizable short positions held in US dollar and Canadian dollar against long positions held in Australian dollar, New Zealand dollar, Swedish krona, and Japanese yen.

The Fund utilized derivatives for efficient portfolio management and to hedge specific risks in the Fund. Government bond futures were used to manage duration risk as well as positioning along the yield curve. Foreign exchange forward contracts were used to hedge currency risk and to manage active currency exposures.

PACE® Global Fixed Income Investments

Class P

Fund Overview

Fund Performance

	Class P	Bloomberg Global Aggregate Index	Bloomberg Global Aggregate ex USD 50% Hedged Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,058	$10,055	$10,017
9/30/2014	$9,854	$9,774	$9,591
10/31/2014	$9,856	$9,776	$9,526
11/30/2014	$9,848	$9,740	$9,418
12/31/2014	$9,852	$9,673	$9,304
1/31/2015	$9,823	$9,658	$9,133
2/28/2015	$9,783	$9,579	$9,062
3/31/2015	$9,715	$9,487	$8,873
4/30/2015	$9,752	$9,588	$9,065
5/31/2015	$9,580	$9,417	$8,791
6/30/2015	$9,483	$9,375	$8,799
7/31/2015	$9,501	$9,396	$8,787
8/31/2015	$9,547	$9,407	$8,818
9/30/2015	$9,574	$9,455	$8,855
10/31/2015	$9,611	$9,475	$8,884
11/30/2015	$9,397	$9,318	$8,637
12/31/2015	$9,492	$9,368	$8,744
1/31/2016	$9,490	$9,449	$8,788
2/29/2016	$9,789	$9,659	$9,094
3/31/2016	$10,177	$9,920	$9,466
4/30/2016	$10,420	$10,052	$9,659
5/31/2016	$10,132	$9,918	$9,429
6/30/2016	$10,503	$10,207	$9,788
7/31/2016	$10,639	$10,284	$9,869
8/31/2016	$10,557	$10,234	$9,789
9/30/2016	$10,624	$10,291	$9,889
10/31/2016	$10,187	$10,005	$9,459
11/30/2016	$9,618	$9,607	$8,960
12/31/2016	$9,600	$9,563	$8,874
1/31/2017	$9,692	$9,671	$9,041
2/28/2017	$9,733	$9,717	$9,067
3/31/2017	$9,747	$9,732	$9,094
4/30/2017	$9,840	$9,841	$9,224
5/31/2017	$9,986	$9,994	$9,425
6/30/2017	$9,987	$9,985	$9,417
7/31/2017	$10,160	$10,153	$9,669
8/31/2017	$10,233	$10,253	$9,773
9/30/2017	$10,164	$10,161	$9,650
10/31/2017	$10,136	$10,123	$9,578
11/30/2017	$10,229	$10,235	$9,781
12/31/2017	$10,253	$10,270	$9,807
1/31/2018	$10,369	$10,393	$10,105
2/28/2018	$10,261	$10,301	$10,019
3/31/2018	$10,355	$10,410	$10,163
4/30/2018	$10,217	$10,244	$9,932
5/31/2018	$10,068	$10,166	$9,746
6/30/2018	$10,013	$10,121	$9,678
7/31/2018	$10,007	$10,104	$9,643
8/31/2018	$9,992	$10,114	$9,613
9/30/2018	$9,934	$10,027	$9,510
10/31/2018	$9,805	$9,915	$9,378
11/30/2018	$9,789	$9,946	$9,389
12/31/2018	$9,928	$10,147	$9,597
1/31/2019	$10,121	$10,302	$9,776
2/28/2019	$10,072	$10,242	$9,673
3/31/2019	$10,202	$10,371	$9,742
4/30/2019	$10,197	$10,340	$9,683
5/31/2019	$10,307	$10,480	$9,784
6/30/2019	$10,541	$10,712	$10,075
7/31/2019	$10,482	$10,683	$10,003
8/31/2019	$10,706	$10,900	$10,162
9/30/2019	$10,605	$10,789	$10,017
10/31/2019	$10,672	$10,861	$10,113
11/30/2019	$10,581	$10,778	$9,976
12/31/2019	$10,616	$10,841	$10,085
1/31/2020	$10,738	$10,980	$10,161
2/29/2020	$10,755	$11,054	$10,141
3/31/2020	$10,505	$10,806	$9,814
4/30/2020	$10,686	$11,018	$10,015
5/31/2020	$10,741	$11,066	$10,045
6/30/2020	$10,831	$11,165	$10,147
7/31/2020	$11,272	$11,521	$10,597
8/31/2020	$11,288	$11,503	$10,628
9/30/2020	$11,218	$11,462	$10,566
10/31/2020	$11,223	$11,473	$10,615
11/30/2020	$11,507	$11,681	$10,868
12/31/2020	$11,702	$11,838	$11,104
1/31/2021	$11,595	$11,734	$10,990
2/28/2021	$11,429	$11,532	$10,777
3/31/2021	$11,251	$11,310	$10,517
4/30/2021	$11,393	$11,453	$10,687
5/31/2021	$11,490	$11,561	$10,832
6/30/2021	$11,401	$11,459	$10,613
7/31/2021	$11,521	$11,611	$10,773
8/31/2021	$11,464	$11,563	$10,707
9/30/2021	$11,276	$11,357	$10,444
10/31/2021	$11,277	$11,330	$10,404
11/30/2021	$11,251	$11,297	$10,329
12/31/2021	$11,235	$11,281	$10,321
1/31/2022	$11,039	$11,050	$10,119
2/28/2022	$10,933	$10,919	$10,007
3/31/2022	$10,646	$10,586	$9,687
4/30/2022	$10,072	$10,006	$9,025
5/31/2022	$10,062	$10,033	$9,026
6/30/2022	$9,718	$9,711	$8,620
7/31/2022	$9,903	$9,918	$8,785
8/31/2022	$9,512	$9,526	$8,347
9/30/2022	$9,051	$9,037	$7,857
10/31/2022	$8,940	$8,975	$7,846
11/30/2022	$9,434	$9,397	$8,283
12/31/2022	$9,485	$9,448	$8,392
1/31/2023	$9,826	$9,758	$8,684
2/28/2023	$9,466	$9,434	$8,337
3/31/2023	$9,693	$9,732	$8,649
4/30/2023	$9,718	$9,775	$8,673
5/31/2023	$9,508	$9,584	$8,440
6/30/2023	$9,509	$9,583	$8,462
7/31/2023	$9,562	$9,650	$8,570
8/31/2023	$9,401	$9,518	$8,401
9/30/2023	$9,104	$9,240	$8,123
10/31/2023	$9,001	$9,129	$8,049
11/30/2023	$9,448	$9,589	$8,493
12/31/2023	$9,898	$9,988	$8,872
1/31/2024	$9,744	$9,850	$8,669
2/29/2024	$9,625	$9,726	$8,566
3/31/2024	$9,691	$9,780	$8,587
4/30/2024	$9,453	$9,533	$8,364
5/31/2024	$9,569	$9,658	$8,448
6/30/2024	$9,562	$9,672	$8,405
7/31/2024	$9,852	$9,939	$8,670

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class P	3.04%	(1.23%)	(0.15%)
Bloomberg Global Aggregate Index	3.01%	(1.44%)	(0.06%)
Bloomberg Global Aggregate ex USD 50% Hedged Index	1.17%	(2.82%)	(1.42%)

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$183,848,478
# of Portfolio Holdings	372
Portfolio Turnover Rate	137%
Total Advisory Fees Paid (includes Administration Fees)	$644,481

What is the Fund’s investment objective?

The Fund seeks high total return.

Top 5 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.250%, due 06/30/29	4.5%
China Government Bonds, 2.350%, due 02/25/34	3.9
European Union, 3.000%, due 03/04/53	3.0
Spain Government Bonds, 3.550%, due 10/31/33	2.6
Korea Treasury Bonds, 3.000%, due 09/10/24	2.4

PACE® Global Fixed Income Investments

Class P

Top 5 Asset Classes (%)

Value	Value
Non-U.S. government agency obligations	34.6%
Corporate bonds	32.5%
U.S. government agency obligations	15.3%
U.S. Treasury obligations	9.1%
Short-Term Investments	3.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Global Fixed Income Investments

S1788

Class P

Annual Shareholder Report

July 31, 2024

PACE® Global Fixed Income Investments

Class Y

PWFYX

Fund Overview

This annual shareholder report contains important information about PACE® Global Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$88	0.87%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• The overweight position in agency mortgage-backed securities (MBS), held due to attractive yields and cheap valuations, contributed to performance.

• The overweight to investment-grade corporate credit, held primarily through banks, contributed over the period on the back of stronger balance sheets and improved profitability.

• Duration positioning in US securities contributed to performance over the period.

What didn’t work:

• In the second quarter of 2024, the portfolio's overweight duration positioning in United Kingdom securities, driven by attractive valuations, detracted from performance due to delayed rate cuts and persistent economic uncertainties.

• The currency overlay detracted from performance primarily driven by the sizable short positions held in US dollar and Canadian dollar against long positions held in Australian dollar, New Zealand dollar, Swedish krona, and Japanese yen.

The Fund utilized derivatives for efficient portfolio management and to hedge specific risks in the Fund. Government bond futures were used to manage duration risk as well as positioning along the yield curve. Foreign exchange forward contracts were used to hedge currency risk and to manage active currency exposures.

PACE® Global Fixed Income Investments

Class Y

Fund Overview

Fund Performance

	Class Y	Bloomberg Global Aggregate Index	Bloomberg Global Aggregate ex USD 50% Hedged Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,058	$10,055	$10,017
9/30/2014	$9,854	$9,774	$9,591
10/31/2014	$9,856	$9,776	$9,526
11/30/2014	$9,848	$9,740	$9,418
12/31/2014	$9,852	$9,673	$9,304
1/31/2015	$9,823	$9,658	$9,133
2/28/2015	$9,784	$9,579	$9,062
3/31/2015	$9,715	$9,487	$8,873
4/30/2015	$9,753	$9,588	$9,065
5/31/2015	$9,580	$9,417	$8,791
6/30/2015	$9,483	$9,375	$8,799
7/31/2015	$9,500	$9,396	$8,787
8/31/2015	$9,546	$9,407	$8,818
9/30/2015	$9,564	$9,455	$8,855
10/31/2015	$9,610	$9,475	$8,884
11/30/2015	$9,395	$9,318	$8,637
12/31/2015	$9,490	$9,368	$8,744
1/31/2016	$9,488	$9,449	$8,788
2/29/2016	$9,788	$9,659	$9,094
3/31/2016	$10,177	$9,920	$9,466
4/30/2016	$10,421	$10,052	$9,659
5/31/2016	$10,133	$9,918	$9,429
6/30/2016	$10,505	$10,207	$9,788
7/31/2016	$10,633	$10,284	$9,869
8/31/2016	$10,561	$10,234	$9,789
9/30/2016	$10,627	$10,291	$9,889
10/31/2016	$10,189	$10,005	$9,459
11/30/2016	$9,618	$9,607	$8,960
12/31/2016	$9,599	$9,563	$8,874
1/31/2017	$9,691	$9,671	$9,041
2/28/2017	$9,732	$9,717	$9,067
3/31/2017	$9,746	$9,732	$9,094
4/30/2017	$9,841	$9,841	$9,224
5/31/2017	$9,986	$9,994	$9,425
6/30/2017	$9,987	$9,985	$9,417
7/31/2017	$10,160	$10,153	$9,669
8/31/2017	$10,223	$10,253	$9,773
9/30/2017	$10,153	$10,161	$9,650
10/31/2017	$10,125	$10,123	$9,578
11/30/2017	$10,229	$10,235	$9,781
12/31/2017	$10,253	$10,270	$9,807
1/31/2018	$10,359	$10,393	$10,105
2/28/2018	$10,251	$10,301	$10,019
3/31/2018	$10,345	$10,410	$10,163
4/30/2018	$10,207	$10,244	$9,932
5/31/2018	$10,057	$10,166	$9,746
6/30/2018	$10,001	$10,121	$9,678
7/31/2018	$10,006	$10,104	$9,643
8/31/2018	$9,981	$10,114	$9,613
9/30/2018	$9,933	$10,027	$9,510
10/31/2018	$9,803	$9,915	$9,378
11/30/2018	$9,777	$9,946	$9,389
12/31/2018	$9,927	$10,147	$9,597
1/31/2019	$10,120	$10,302	$9,776
2/28/2019	$10,061	$10,242	$9,673
3/31/2019	$10,192	$10,371	$9,742
4/30/2019	$10,186	$10,340	$9,683
5/31/2019	$10,307	$10,480	$9,784
6/30/2019	$10,532	$10,712	$10,075
7/31/2019	$10,472	$10,683	$10,003
8/31/2019	$10,697	$10,900	$10,162
9/30/2019	$10,595	$10,789	$10,017
10/31/2019	$10,663	$10,861	$10,113
11/30/2019	$10,571	$10,778	$9,976
12/31/2019	$10,607	$10,841	$10,085
1/31/2020	$10,729	$10,980	$10,161
2/29/2020	$10,746	$11,054	$10,141
3/31/2020	$10,496	$10,806	$9,814
4/30/2020	$10,677	$11,018	$10,015
5/31/2020	$10,732	$11,066	$10,045
6/30/2020	$10,823	$11,165	$10,147
7/31/2020	$11,255	$11,521	$10,597
8/31/2020	$11,270	$11,503	$10,628
9/30/2020	$11,210	$11,462	$10,566
10/31/2020	$11,205	$11,473	$10,615
11/30/2020	$11,489	$11,681	$10,868
12/31/2020	$11,686	$11,838	$11,104
1/31/2021	$11,578	$11,734	$10,990
2/28/2021	$11,412	$11,532	$10,777
3/31/2021	$11,233	$11,310	$10,517
4/30/2021	$11,375	$11,453	$10,687
5/31/2021	$11,472	$11,561	$10,832
6/30/2021	$11,382	$11,459	$10,613
7/31/2021	$11,503	$11,611	$10,773
8/31/2021	$11,446	$11,563	$10,707
9/30/2021	$11,257	$11,357	$10,444
10/31/2021	$11,259	$11,330	$10,404
11/30/2021	$11,232	$11,297	$10,329
12/31/2021	$11,216	$11,281	$10,321
1/31/2022	$11,031	$11,050	$10,119
2/28/2022	$10,913	$10,919	$10,007
3/31/2022	$10,625	$10,586	$9,687
4/30/2022	$10,049	$10,006	$9,025
5/31/2022	$10,051	$10,033	$9,026
6/30/2022	$9,705	$9,711	$8,620
7/31/2022	$9,880	$9,918	$8,785
8/31/2022	$9,498	$9,526	$8,347
9/30/2022	$9,036	$9,037	$7,857
10/31/2022	$8,924	$8,975	$7,846
11/30/2022	$9,420	$9,397	$8,283
12/31/2022	$9,471	$9,448	$8,392
1/31/2023	$9,801	$9,758	$8,684
2/28/2023	$9,440	$9,434	$8,337
3/31/2023	$9,668	$9,732	$8,649
4/30/2023	$9,693	$9,775	$8,673
5/31/2023	$9,494	$9,584	$8,440
6/30/2023	$9,484	$9,583	$8,462
7/31/2023	$9,548	$9,650	$8,570
8/31/2023	$9,387	$9,518	$8,401
9/30/2023	$9,089	$9,240	$8,123
10/31/2023	$8,973	$9,129	$8,049
11/30/2023	$9,421	$9,589	$8,493
12/31/2023	$9,873	$9,988	$8,872
1/31/2024	$9,719	$9,850	$8,669
2/29/2024	$9,599	$9,726	$8,566
3/31/2024	$9,665	$9,780	$8,587
4/30/2024	$9,426	$9,533	$8,364
5/31/2024	$9,556	$9,658	$8,448
6/30/2024	$9,536	$9,672	$8,405
7/31/2024	$9,827	$9,939	$8,670

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class Y	2.92%	(1.26%)	(0.17%)
Bloomberg Global Aggregate Index	3.01%	(1.44%)	(0.06%)
Bloomberg Global Aggregate ex USD 50% Hedged Index	1.17%	(2.82%)	(1.42%)

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$183,848,478
# of Portfolio Holdings	372
Portfolio Turnover Rate	137%
Total Advisory Fees Paid (includes Administration Fees)	$644,481

What is the Fund’s investment objective?

The Fund seeks high total return.

Top 5 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.250%, due 06/30/29	4.5%
China Government Bonds, 2.350%, due 02/25/34	3.9
European Union, 3.000%, due 03/04/53	3.0
Spain Government Bonds, 3.550%, due 10/31/33	2.6
Korea Treasury Bonds, 3.000%, due 09/10/24	2.4

PACE® Global Fixed Income Investments

Class Y

Top 5 Asset Classes (%)

Value	Value
Non-U.S. government agency obligations	34.6%
Corporate bonds	32.5%
U.S. government agency obligations	15.3%
U.S. Treasury obligations	9.1%
Short-Term Investments	3.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Global Fixed Income Investments

S1789

Class Y

Annual Shareholder Report

July 31, 2024

PACE® High Yield Investments

Class A

PHIAX

Fund Overview

This annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.06%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector overweights and security selection in recreation and travel, support services and oil field equipment and services were key contributors over the reporting period.

• Security selection in BB-rated issuers contributed to performance.

What didn’t work:

• Security selection in the packaging, specialty retail and pharmaceuticals sectors were detractors from performance.

• Security selection in B and CCC-rated issuers were detractors over the reporting period.

The Fund used foreign currency forwards for currency hedging during the reporting period.

PACE® High Yield Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	ICE BofA Global High Yield Index (Hedged in USD)	Bloomberg US Aggregate Bond Index
7/31/2014	$9,628	$10,000	$10,000
8/31/2014	$9,742	$10,107	$10,110
9/30/2014	$9,565	$9,925	$10,042
10/31/2014	$9,625	$10,005	$10,140
11/30/2014	$9,503	$9,952	$10,212
12/31/2014	$9,324	$9,779	$10,222
1/31/2015	$9,269	$9,822	$10,436
2/28/2015	$9,509	$10,059	$10,338
3/31/2015	$9,476	$10,038	$10,386
4/30/2015	$9,595	$10,204	$10,349
5/31/2015	$9,627	$10,250	$10,324
6/30/2015	$9,444	$10,097	$10,211
7/31/2015	$9,408	$10,073	$10,282
8/31/2015	$9,246	$9,900	$10,268
9/30/2015	$8,995	$9,643	$10,337
10/31/2015	$9,235	$9,942	$10,339
11/30/2015	$9,094	$9,824	$10,311
12/31/2015	$8,910	$9,580	$10,278
1/31/2016	$8,787	$9,443	$10,420
2/29/2016	$8,833	$9,477	$10,494
3/31/2016	$9,190	$9,891	$10,590
4/30/2016	$9,501	$10,232	$10,630
5/31/2016	$9,559	$10,291	$10,633
6/30/2016	$9,615	$10,404	$10,824
7/31/2016	$9,868	$10,663	$10,893
8/31/2016	$10,100	$10,887	$10,880
9/30/2016	$10,148	$10,947	$10,874
10/31/2016	$10,207	$10,993	$10,791
11/30/2016	$10,181	$10,927	$10,535
12/31/2016	$10,378	$11,133	$10,550
1/31/2017	$10,511	$11,293	$10,571
2/28/2017	$10,675	$11,463	$10,642
3/31/2017	$10,659	$11,454	$10,636
4/30/2017	$10,769	$11,593	$10,719
5/31/2017	$10,839	$11,681	$10,801
6/30/2017	$10,801	$11,692	$10,790
7/31/2017	$10,947	$11,819	$10,837
8/31/2017	$10,952	$11,855	$10,934
9/30/2017	$11,066	$11,955	$10,882
10/31/2017	$11,145	$12,028	$10,888
11/30/2017	$11,110	$11,993	$10,874
12/31/2017	$11,154	$12,025	$10,924
1/31/2018	$11,224	$12,104	$10,798
2/28/2018	$11,138	$12,005	$10,696
3/31/2018	$11,073	$11,954	$10,764
4/30/2018	$11,154	$12,003	$10,684
5/31/2018	$11,123	$11,943	$10,761
6/30/2018	$11,118	$11,937	$10,747
7/31/2018	$11,248	$12,105	$10,750
8/31/2018	$11,253	$12,102	$10,819
9/30/2018	$11,349	$12,207	$10,749
10/31/2018	$11,144	$12,053	$10,664
11/30/2018	$10,985	$11,939	$10,728
12/31/2018	$10,807	$11,796	$10,925
1/31/2019	$11,221	$12,270	$11,041
2/28/2019	$11,389	$12,478	$11,035
3/31/2019	$11,467	$12,608	$11,247
4/30/2019	$11,614	$12,777	$11,250
5/31/2019	$11,487	$12,653	$11,449
6/30/2019	$11,719	$12,966	$11,593
7/31/2019	$11,773	$13,059	$11,619
8/31/2019	$11,763	$13,065	$11,920
9/30/2019	$11,828	$13,131	$11,856
10/31/2019	$11,840	$13,202	$11,892
11/30/2019	$11,892	$13,270	$11,886
12/31/2019	$12,128	$13,511	$11,878
1/31/2020	$12,165	$13,564	$12,106
2/29/2020	$11,969	$13,379	$12,324
3/31/2020	$10,266	$11,682	$12,251
4/30/2020	$10,700	$12,214	$12,469
5/31/2020	$11,235	$12,762	$12,527
6/30/2020	$11,474	$12,980	$12,606
7/31/2020	$11,920	$13,474	$12,795
8/31/2020	$12,143	$13,650	$12,691
9/30/2020	$12,013	$13,513	$12,684
10/31/2020	$12,071	$13,570	$12,628
11/30/2020	$12,698	$14,136	$12,752
12/31/2020	$12,999	$14,404	$12,769
1/31/2021	$13,053	$14,433	$12,678
2/28/2021	$13,145	$14,498	$12,495
3/31/2021	$13,190	$14,506	$12,338
4/30/2021	$13,364	$14,659	$12,436
5/31/2021	$13,419	$14,721	$12,477
6/30/2021	$13,564	$14,857	$12,564
7/31/2021	$13,527	$14,852	$12,705
8/31/2021	$13,622	$14,953	$12,681
9/30/2021	$13,543	$14,889	$12,571
10/31/2021	$13,408	$14,785	$12,567
11/30/2021	$13,234	$14,628	$12,604
12/31/2021	$13,439	$14,842	$12,572
1/31/2022	$13,125	$14,485	$12,301
2/28/2022	$12,892	$14,182	$12,164
3/31/2022	$12,791	$14,026	$11,826
4/30/2022	$12,390	$13,579	$11,377
5/31/2022	$12,303	$13,531	$11,451
6/30/2022	$11,416	$12,630	$11,271
7/31/2022	$11,986	$13,258	$11,547
8/31/2022	$11,827	$13,055	$11,220
9/30/2022	$11,320	$12,506	$10,735
10/31/2022	$11,525	$12,743	$10,596
11/30/2022	$11,930	$13,168	$10,986
12/31/2022	$11,899	$13,164	$10,937
1/31/2023	$12,384	$13,675	$11,273
2/28/2023	$12,234	$13,516	$10,982
3/31/2023	$12,319	$13,601	$11,260
4/30/2023	$12,408	$13,696	$11,329
5/31/2023	$12,309	$13,618	$11,205
6/30/2023	$12,519	$13,821	$11,165
7/31/2023	$12,677	$14,017	$11,158
8/31/2023	$12,685	$14,037	$11,086
9/30/2023	$12,594	$13,948	$10,805
10/31/2023	$12,446	$13,814	$10,634
11/30/2023	$12,956	$14,386	$11,116
12/31/2023	$13,397	$14,890	$11,541
1/31/2024	$13,434	$14,955	$11,510
2/29/2024	$13,502	$15,028	$11,347
3/31/2024	$13,635	$15,199	$11,452
4/30/2024	$13,515	$15,092	$11,162
5/31/2024	$13,682	$15,284	$11,352
6/30/2024	$13,814	$15,425	$11,459
7/31/2024	$14,010	$15,702	$11,727

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	10.52%	3.54%	3.82%
Class A with Load	6.32%	2.75%	3.43%
ICE BofA Global High Yield Index (Hedged in USD)	12.02%	3.75%	4.62%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$187,150,023
# of Portfolio Holdings	1,490
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (includes Administration Fees)	$883,582

What is the Fund’s investment objective?

The Fund seeks total return.

Top 5 Holdings (% of Net Assets)

Petroleos Mexicanos, 6.500%, due 06/02/41	0.5%
Carnival Corp., 5.750%, due 03/01/27	0.4
TransDigm, Inc., 5.500%, due 11/15/27	0.4
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4
Braskem Netherlands Finance BV, 4.500%, due 01/31/30	0.4

PACE® High Yield Investments

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Staples	34.3%
Energy	15.3%
Communications	11.9%
Financial	11.4%
Industrial	10.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® High Yield Investments

S1826

Class A

Annual Shareholder Report

July 31, 2024

PACE® High Yield Investments

Class P

PHYPX

Fund Overview

This annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$93	0.88%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector overweights and security selection in recreation and travel, support services and oil field equipment and services were key contributors over the reporting period.

• Security selection in BB-rated issuers contributed to performance.

What didn’t work:

• Security selection in the packaging, specialty retail and pharmaceuticals sectors were detractors from performance.

• Security selection in B and CCC-rated issuers were detractors over the reporting period.

The Fund used foreign currency forwards for currency hedging during the reporting period.

PACE® High Yield Investments

Class P

Fund Overview

This report describes changes to the Fund that occurred during the reporting period.

Fund Performance

	Class P	ICE BofA Global High Yield Index (Hedged in USD)	Bloomberg US Aggregate Bond Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,110	$10,107	$10,110
9/30/2014	$9,928	$9,925	$10,042
10/31/2014	$9,993	$10,005	$10,140
11/30/2014	$9,869	$9,952	$10,212
12/31/2014	$9,688	$9,779	$10,222
1/31/2015	$9,633	$9,822	$10,436
2/28/2015	$9,884	$10,059	$10,338
3/31/2015	$9,850	$10,038	$10,386
4/30/2015	$9,976	$10,204	$10,349
5/31/2015	$10,010	$10,250	$10,324
6/30/2015	$9,822	$10,097	$10,211
7/31/2015	$9,786	$10,073	$10,282
8/31/2015	$9,619	$9,900	$10,268
9/30/2015	$9,360	$9,643	$10,337
10/31/2015	$9,610	$9,942	$10,339
11/30/2015	$9,465	$9,824	$10,311
12/31/2015	$9,266	$9,580	$10,278
1/31/2016	$9,149	$9,443	$10,420
2/29/2016	$9,198	$9,477	$10,494
3/31/2016	$9,571	$9,891	$10,590
4/30/2016	$9,894	$10,232	$10,630
5/31/2016	$9,955	$10,291	$10,633
6/30/2016	$10,015	$10,404	$10,824
7/31/2016	$10,278	$10,663	$10,893
8/31/2016	$10,521	$10,887	$10,880
9/30/2016	$10,584	$10,947	$10,874
10/31/2016	$10,635	$10,993	$10,791
11/30/2016	$10,620	$10,927	$10,535
12/31/2016	$10,815	$11,133	$10,550
1/31/2017	$10,967	$11,293	$10,571
2/28/2017	$11,127	$11,463	$10,642
3/31/2017	$11,112	$11,454	$10,636
4/30/2017	$11,238	$11,593	$10,719
5/31/2017	$11,302	$11,681	$10,801
6/30/2017	$11,274	$11,692	$10,790
7/31/2017	$11,416	$11,819	$10,837
8/31/2017	$11,423	$11,855	$10,934
9/30/2017	$11,555	$11,955	$10,882
10/31/2017	$11,626	$12,028	$10,888
11/30/2017	$11,592	$11,993	$10,874
12/31/2017	$11,640	$12,025	$10,924
1/31/2018	$11,726	$12,104	$10,798
2/28/2018	$11,627	$12,005	$10,696
3/31/2018	$11,562	$11,954	$10,764
4/30/2018	$11,649	$12,003	$10,684
5/31/2018	$11,620	$11,943	$10,761
6/30/2018	$11,617	$11,937	$10,747
7/31/2018	$11,754	$12,105	$10,750
8/31/2018	$11,762	$12,102	$10,819
9/30/2018	$11,865	$12,207	$10,749
10/31/2018	$11,653	$12,053	$10,664
11/30/2018	$11,489	$11,939	$10,728
12/31/2018	$11,305	$11,796	$10,925
1/31/2019	$11,740	$12,270	$11,041
2/28/2019	$11,918	$12,478	$11,035
3/31/2019	$11,989	$12,608	$11,247
4/30/2019	$12,158	$12,777	$11,250
5/31/2019	$12,015	$12,653	$11,449
6/30/2019	$12,260	$12,966	$11,593
7/31/2019	$12,319	$13,059	$11,619
8/31/2019	$12,312	$13,065	$11,920
9/30/2019	$12,382	$13,131	$11,856
10/31/2019	$12,398	$13,202	$11,892
11/30/2019	$12,454	$13,270	$11,886
12/31/2019	$12,704	$13,511	$11,878
1/31/2020	$12,745	$13,564	$12,106
2/29/2020	$12,543	$13,379	$12,324
3/31/2020	$10,750	$11,682	$12,251
4/30/2020	$11,220	$12,214	$12,469
5/31/2020	$11,769	$12,762	$12,527
6/30/2020	$12,022	$12,980	$12,606
7/31/2020	$12,491	$13,474	$12,795
8/31/2020	$12,728	$13,650	$12,691
9/30/2020	$12,608	$13,513	$12,684
10/31/2020	$12,658	$13,570	$12,628
11/30/2020	$13,318	$14,136	$12,752
12/31/2020	$13,623	$14,404	$12,769
1/31/2021	$13,696	$14,433	$12,678
2/28/2021	$13,796	$14,498	$12,495
3/31/2021	$13,847	$14,506	$12,338
4/30/2021	$14,033	$14,659	$12,436
5/31/2021	$14,094	$14,721	$12,477
6/30/2021	$14,235	$14,857	$12,564
7/31/2021	$14,213	$14,852	$12,705
8/31/2021	$14,302	$14,953	$12,681
9/30/2021	$14,222	$14,889	$12,571
10/31/2021	$14,083	$14,785	$12,567
11/30/2021	$13,903	$14,628	$12,604
12/31/2021	$14,121	$14,842	$12,572
1/31/2022	$13,794	$14,485	$12,301
2/28/2022	$13,551	$14,182	$12,164
3/31/2022	$13,448	$14,026	$11,826
4/30/2022	$13,029	$13,579	$11,377
5/31/2022	$12,925	$13,531	$11,451
6/30/2022	$11,994	$12,630	$11,271
7/31/2022	$12,611	$13,258	$11,547
8/31/2022	$12,431	$13,055	$11,220
9/30/2022	$11,899	$12,506	$10,735
10/31/2022	$12,133	$12,743	$10,596
11/30/2022	$12,545	$13,168	$10,986
12/31/2022	$12,516	$13,164	$10,937
1/31/2023	$13,029	$13,675	$11,273
2/28/2023	$12,873	$13,516	$10,982
3/31/2023	$12,966	$13,601	$11,260
4/30/2023	$13,061	$13,696	$11,329
5/31/2023	$12,960	$13,618	$11,205
6/30/2023	$13,168	$13,821	$11,165
7/31/2023	$13,354	$14,017	$11,158
8/31/2023	$13,365	$14,037	$11,086
9/30/2023	$13,255	$13,948	$10,805
10/31/2023	$13,102	$13,814	$10,634
11/30/2023	$13,644	$14,386	$11,116
12/31/2023	$14,113	$14,890	$11,541
1/31/2024	$14,171	$14,955	$11,510
2/29/2024	$14,229	$15,028	$11,347
3/31/2024	$14,373	$15,199	$11,452
4/30/2024	$14,250	$15,092	$11,162
5/31/2024	$14,429	$15,284	$11,352
6/30/2024	$14,555	$15,425	$11,459
7/31/2024	$14,782	$15,702	$11,727

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class P	10.70%	3.71%	3.99%
ICE BofA Global High Yield Index (Hedged in USD)	12.02%	3.75%	4.62%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$187,150,023
# of Portfolio Holdings	1,490
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (includes Administration Fees)	$883,582

What is the Fund’s investment objective?

The Fund seeks total return.

Top 5 Holdings (% of Net Assets)

Petroleos Mexicanos, 6.500%, due 06/02/41	0.5%
Carnival Corp., 5.750%, due 03/01/27	0.4
TransDigm, Inc., 5.500%, due 11/15/27	0.4
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4
Braskem Netherlands Finance BV, 4.500%, due 01/31/30	0.4

PACE® High Yield Investments

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Staples	34.3%
Energy	15.3%
Communications	11.9%
Financial	11.4%
Industrial	10.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2023.

Effective August 1, 2023, the expense cap for the Fund’s Class P shares was lowered from 0.91% so that the Fund’s ordinary total operating expenses through November 30, 2024 (excluding dividend expense, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders’ meetings, and extraordinary expenses) would not exceed 0.88%.

PACE® High Yield Investments

S1827

Class P

Annual Shareholder Report

July 31, 2024

PACE® High Yield Investments

Class P2

PHDTX

Fund Overview

This annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$61	0.58%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector overweights and security selection in recreation and travel, support services and oil field equipment and services were key contributors over the reporting period.

• Security selection in BB-rated issuers contributed to performance.

What didn’t work:

• Security selection in the packaging, specialty retail and pharmaceuticals sectors were detractors from performance.

• Security selection in B and CCC-rated issuers were detractors over the reporting period.

The Fund used foreign currency forwards for currency hedging during the reporting period.

PACE® High Yield Investments

Class P2

Fund Overview

Fund Performance

	Class P2	ICE BofA Global High Yield Index (Hedged in USD)	Bloomberg US Aggregate Bond Index
9/30/2021	$9,921	$9,931	$9,906
10/31/2021	$9,809	$9,862	$9,904
11/30/2021	$9,678	$9,757	$9,933
12/31/2021	$9,830	$9,900	$9,908
1/31/2022	$9,601	$9,662	$9,694
2/28/2022	$9,443	$9,460	$9,586
3/31/2022	$9,378	$9,356	$9,320
4/30/2022	$9,084	$9,058	$8,966
5/31/2022	$9,018	$9,026	$9,024
6/30/2022	$8,378	$8,425	$8,882
7/31/2022	$8,804	$8,844	$9,099
8/31/2022	$8,690	$8,708	$8,842
9/30/2022	$8,321	$8,342	$8,460
10/31/2022	$8,483	$8,500	$8,351
11/30/2022	$8,780	$8,784	$8,658
12/31/2022	$8,771	$8,781	$8,619
1/31/2023	$9,127	$9,122	$8,884
2/28/2023	$9,018	$9,016	$8,654
3/31/2023	$9,076	$9,072	$8,874
4/30/2023	$9,140	$9,136	$8,928
5/31/2023	$9,078	$9,084	$8,830
6/30/2023	$9,231	$9,219	$8,799
7/31/2023	$9,357	$9,350	$8,793
8/31/2023	$9,374	$9,363	$8,737
9/30/2023	$9,307	$9,304	$8,515
10/31/2023	$9,198	$9,214	$8,380
11/30/2023	$9,570	$9,596	$8,760
12/31/2023	$9,903	$9,932	$9,095
1/31/2024	$9,940	$9,976	$9,070
2/29/2024	$10,000	$10,024	$8,942
3/31/2024	$10,097	$10,138	$9,025
4/30/2024	$10,021	$10,067	$8,797
5/31/2024	$10,142	$10,195	$8,946
6/30/2024	$10,237	$10,289	$9,030
7/31/2024	$10,391	$10,474	$9,241

Average Annual Total Returns (%)

	1 Year	Since Inception 9/16/21
Class P2	11.05%	1.35%
ICE BofA Global High Yield Index (Hedged in USD)	12.02%	1.63%
Bloomberg US Aggregate Bond Index	5.10%	(2.71%)

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$187,150,023
# of Portfolio Holdings	1,490
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (includes Administration Fees)	$883,582

What is the Fund’s investment objective?

The Fund seeks total return.

Top 5 Holdings (% of Net Assets)

Petroleos Mexicanos, 6.500%, due 06/02/41	0.5%
Carnival Corp., 5.750%, due 03/01/27	0.4
TransDigm, Inc., 5.500%, due 11/15/27	0.4
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4
Braskem Netherlands Finance BV, 4.500%, due 01/31/30	0.4

PACE® High Yield Investments

Class P2

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Staples	34.3%
Energy	15.3%
Communications	11.9%
Financial	11.4%
Industrial	10.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® High Yield Investments

S1829

Class P2

Annual Shareholder Report

July 31, 2024

PACE® High Yield Investments

Class Y

PHDYX

Fund Overview

This annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$93	0.88%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector overweights and security selection in recreation and travel, support services and oil field equipment and services were key contributors over the reporting period.

• Security selection in BB-rated issuers contributed to performance.

What didn’t work:

• Security selection in the packaging, specialty retail and pharmaceuticals sectors were detractors from performance.

• Security selection in B and CCC-rated issuers were detractors over the reporting period.

The Fund used foreign currency forwards for currency hedging during the reporting period.

PACE® High Yield Investments

Class Y

Fund Overview

Fund Performance

	Class Y	ICE BofA Global High Yield Index (Hedged in USD)	Bloomberg US Aggregate Bond Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,120	$10,107	$10,110
9/30/2014	$9,929	$9,925	$10,042
10/31/2014	$10,003	$10,005	$10,140
11/30/2014	$9,869	$9,952	$10,212
12/31/2014	$9,689	$9,779	$10,222
1/31/2015	$9,634	$9,822	$10,436
2/28/2015	$9,884	$10,059	$10,338
3/31/2015	$9,852	$10,038	$10,386
4/30/2015	$9,977	$10,204	$10,349
5/31/2015	$10,011	$10,250	$10,324
6/30/2015	$9,833	$10,097	$10,211
7/31/2015	$9,787	$10,073	$10,282
8/31/2015	$9,621	$9,900	$10,268
9/30/2015	$9,363	$9,643	$10,337
10/31/2015	$9,613	$9,942	$10,339
11/30/2015	$9,469	$9,824	$10,311
12/31/2015	$9,280	$9,580	$10,278
1/31/2016	$9,154	$9,443	$10,420
2/29/2016	$9,204	$9,477	$10,494
3/31/2016	$9,587	$9,891	$10,590
4/30/2016	$9,901	$10,232	$10,630
5/31/2016	$9,963	$10,291	$10,633
6/30/2016	$10,023	$10,404	$10,824
7/31/2016	$10,287	$10,663	$10,893
8/31/2016	$10,541	$10,887	$10,880
9/30/2016	$10,593	$10,947	$10,874
10/31/2016	$10,655	$10,993	$10,791
11/30/2016	$10,630	$10,927	$10,535
12/31/2016	$10,825	$11,133	$10,550
1/31/2017	$10,977	$11,293	$10,571
2/28/2017	$11,148	$11,463	$10,642
3/31/2017	$11,134	$11,454	$10,636
4/30/2017	$11,249	$11,593	$10,719
5/31/2017	$11,313	$11,681	$10,801
6/30/2017	$11,287	$11,692	$10,790
7/31/2017	$11,441	$11,819	$10,837
8/31/2017	$11,437	$11,855	$10,934
9/30/2017	$11,569	$11,955	$10,882
10/31/2017	$11,653	$12,028	$10,888
11/30/2017	$11,620	$11,993	$10,874
12/31/2017	$11,668	$12,025	$10,924
1/31/2018	$11,743	$12,104	$10,798
2/28/2018	$11,655	$12,005	$10,696
3/31/2018	$11,589	$11,954	$10,764
4/30/2018	$11,675	$12,003	$10,684
5/31/2018	$11,645	$11,943	$10,761
6/30/2018	$11,652	$11,937	$10,747
7/31/2018	$11,791	$12,105	$10,750
8/31/2018	$11,798	$12,102	$10,819
9/30/2018	$11,889	$12,207	$10,749
10/31/2018	$11,689	$12,053	$10,664
11/30/2018	$11,513	$11,939	$10,728
12/31/2018	$11,329	$11,796	$10,925
1/31/2019	$11,776	$12,270	$11,041
2/28/2019	$11,942	$12,478	$11,035
3/31/2019	$12,026	$12,608	$11,247
4/30/2019	$12,194	$12,777	$11,250
5/31/2019	$12,052	$12,653	$11,449
6/30/2019	$12,296	$12,966	$11,593
7/31/2019	$12,355	$13,059	$11,619
8/31/2019	$12,361	$13,065	$11,920
9/30/2019	$12,417	$13,131	$11,856
10/31/2019	$12,433	$13,202	$11,892
11/30/2019	$12,490	$13,270	$11,886
12/31/2019	$12,740	$13,511	$11,878
1/31/2020	$12,781	$13,564	$12,106
2/29/2020	$12,578	$13,379	$12,324
3/31/2020	$10,786	$11,682	$12,251
4/30/2020	$11,256	$12,214	$12,469
5/31/2020	$11,817	$12,762	$12,527
6/30/2020	$12,079	$12,980	$12,606
7/31/2020	$12,539	$13,474	$12,795
8/31/2020	$12,763	$13,650	$12,691
9/30/2020	$12,642	$13,513	$12,684
10/31/2020	$12,692	$13,570	$12,628
11/30/2020	$13,364	$14,136	$12,752
12/31/2020	$13,683	$14,404	$12,769
1/31/2021	$13,743	$14,433	$12,678
2/28/2021	$13,842	$14,498	$12,495
3/31/2021	$13,893	$14,506	$12,338
4/30/2021	$14,078	$14,659	$12,436
5/31/2021	$14,139	$14,721	$12,477
6/30/2021	$14,295	$14,857	$12,564
7/31/2021	$14,258	$14,852	$12,705
8/31/2021	$14,347	$14,953	$12,681
9/30/2021	$14,281	$14,889	$12,571
10/31/2021	$14,143	$14,785	$12,567
11/30/2021	$13,963	$14,628	$12,604
12/31/2021	$14,167	$14,842	$12,572
1/31/2022	$13,854	$14,485	$12,301
2/28/2022	$13,612	$14,182	$12,164
3/31/2022	$13,510	$14,026	$11,826
4/30/2022	$13,076	$13,579	$11,377
5/31/2022	$12,987	$13,531	$11,451
6/30/2022	$12,043	$12,630	$11,271
7/31/2022	$12,659	$13,258	$11,547
8/31/2022	$12,480	$13,055	$11,220
9/30/2022	$11,949	$12,506	$10,735
10/31/2022	$12,183	$12,743	$10,596
11/30/2022	$12,610	$13,168	$10,986
12/31/2022	$12,566	$13,164	$10,937
1/31/2023	$13,078	$13,675	$11,273
2/28/2023	$12,938	$13,516	$10,982
3/31/2023	$13,016	$13,601	$11,260
4/30/2023	$13,112	$13,696	$11,329
5/31/2023	$13,010	$13,618	$11,205
6/30/2023	$13,234	$13,821	$11,165
7/31/2023	$13,404	$14,017	$11,158
8/31/2023	$13,415	$14,037	$11,086
9/30/2023	$13,321	$13,948	$10,805
10/31/2023	$13,169	$13,814	$10,634
11/30/2023	$13,709	$14,386	$11,116
12/31/2023	$14,177	$14,890	$11,541
1/31/2024	$14,218	$14,955	$11,510
2/29/2024	$14,293	$15,028	$11,347
3/31/2024	$14,437	$15,199	$11,452
4/30/2024	$14,314	$15,092	$11,162
5/31/2024	$14,493	$15,284	$11,352
6/30/2024	$14,618	$15,425	$11,459
7/31/2024	$14,845	$15,702	$11,727

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class Y	10.75%	3.74%	4.03%
ICE BofA Global High Yield Index (Hedged in USD)	12.02%	3.75%	4.62%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$187,150,023
# of Portfolio Holdings	1,490
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (includes Administration Fees)	$883,582

What is the Fund’s investment objective?

The Fund seeks total return.

Top 5 Holdings (% of Net Assets)

Petroleos Mexicanos, 6.500%, due 06/02/41	0.5%
Carnival Corp., 5.750%, due 03/01/27	0.4
TransDigm, Inc., 5.500%, due 11/15/27	0.4
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4
Braskem Netherlands Finance BV, 4.500%, due 01/31/30	0.4

PACE® High Yield Investments

Class Y

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Staples	34.3%
Energy	15.3%
Communications	11.9%
Financial	11.4%
Industrial	10.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® High Yield Investments

S1828

Class Y

Annual Shareholder Report

July 31, 2024

PACE® Intermediate Fixed Income Investments

Class A

PIFAX

Fund Overview

This annual shareholder report contains important information about PACE® Intermediate Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.86%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Portfolio sector and rating emphases had the largest contribution to relative returns with investment grade debt issued by banks being one of the top contributors.

• The portfolio’s duration and yield curve profile contributed to results over the reporting period.

• The portfolio was allocated to several strong-performing segments of the market, including corporate loans, asset-backed securities (ABS), high yield corporate bonds, commercial mortgage-backed securities (CMBS), and investment-grade corporate bonds.

What didn’t work:

• Relative selection results were weakest in investment-grade corporate bonds issued by banks, electric utilities, and specialty real estate investment trusts (REITs).

• Some CMBS single asset single borrower (SASB) names detracted from performance.

During the reporting period, the Fund owned US Treasury futures to help manage duration.

PACE® Intermediate Fixed Income Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	Bloomberg US Aggregate Bond Index
7/31/2014	$9,625	$10,000
8/31/2014	$9,675	$10,110
9/30/2014	$9,622	$10,042
10/31/2014	$9,679	$10,140
11/30/2014	$9,704	$10,212
12/31/2014	$9,663	$10,222
1/31/2015	$9,782	$10,436
2/28/2015	$9,752	$10,338
3/31/2015	$9,786	$10,386
4/30/2015	$9,795	$10,349
5/31/2015	$9,799	$10,324
6/30/2015	$9,755	$10,211
7/31/2015	$9,783	$10,282
8/31/2015	$9,756	$10,268
9/30/2015	$9,792	$10,337
10/31/2015	$9,803	$10,339
11/30/2015	$9,759	$10,311
12/31/2015	$9,720	$10,278
1/31/2016	$9,803	$10,420
2/29/2016	$9,815	$10,494
3/31/2016	$9,891	$10,590
4/30/2016	$9,925	$10,630
5/31/2016	$9,920	$10,633
6/30/2016	$10,027	$10,824
7/31/2016	$10,062	$10,893
8/31/2016	$10,039	$10,880
9/30/2016	$10,057	$10,874
10/31/2016	$10,035	$10,791
11/30/2016	$9,891	$10,535
12/31/2016	$9,900	$10,550
1/31/2017	$9,918	$10,571
2/28/2017	$9,962	$10,642
3/31/2017	$9,972	$10,636
4/30/2017	$10,040	$10,719
5/31/2017	$10,113	$10,801
6/30/2017	$10,104	$10,790
7/31/2017	$10,145	$10,837
8/31/2017	$10,228	$10,934
9/30/2017	$10,178	$10,882
10/31/2017	$10,172	$10,888
11/30/2017	$10,156	$10,874
12/31/2017	$10,198	$10,924
1/31/2018	$10,071	$10,798
2/28/2018	$9,964	$10,696
3/31/2018	$10,008	$10,764
4/30/2018	$9,936	$10,684
5/31/2018	$9,998	$10,761
6/30/2018	$9,978	$10,747
7/31/2018	$10,000	$10,750
8/31/2018	$10,038	$10,819
9/30/2018	$9,983	$10,749
10/31/2018	$9,896	$10,664
11/30/2018	$9,935	$10,728
12/31/2018	$10,087	$10,925
1/31/2019	$10,228	$11,041
2/28/2019	$10,234	$11,035
3/31/2019	$10,428	$11,247
4/30/2019	$10,416	$11,250
5/31/2019	$10,577	$11,449
6/30/2019	$10,702	$11,593
7/31/2019	$10,733	$11,619
8/31/2019	$10,969	$11,920
9/30/2019	$10,920	$11,856
10/31/2019	$10,948	$11,892
11/30/2019	$10,949	$11,886
12/31/2019	$10,925	$11,878
1/31/2020	$11,135	$12,106
2/29/2020	$11,286	$12,324
3/31/2020	$11,091	$12,251
4/30/2020	$11,355	$12,469
5/31/2020	$11,461	$12,527
6/30/2020	$11,574	$12,606
7/31/2020	$11,765	$12,795
8/31/2020	$11,680	$12,691
9/30/2020	$11,673	$12,684
10/31/2020	$11,627	$12,628
11/30/2020	$11,749	$12,752
12/31/2020	$11,774	$12,769
1/31/2021	$11,696	$12,678
2/28/2021	$11,521	$12,495
3/31/2021	$11,357	$12,338
4/30/2021	$11,459	$12,436
5/31/2021	$11,469	$12,477
6/30/2021	$11,561	$12,564
7/31/2021	$11,680	$12,705
8/31/2021	$11,662	$12,681
9/30/2021	$11,570	$12,571
10/31/2021	$11,553	$12,567
11/30/2021	$11,552	$12,604
12/31/2021	$11,528	$12,572
1/31/2022	$11,286	$12,301
2/28/2022	$11,129	$12,164
3/31/2022	$10,826	$11,826
4/30/2022	$10,380	$11,377
5/31/2022	$10,442	$11,451
6/30/2022	$10,235	$11,271
7/31/2022	$10,503	$11,547
8/31/2022	$10,194	$11,220
9/30/2022	$9,785	$10,735
10/31/2022	$9,662	$10,596
11/30/2022	$10,008	$10,986
12/31/2022	$9,959	$10,937
1/31/2023	$10,333	$11,273
2/28/2023	$10,081	$10,982
3/31/2023	$10,252	$11,260
4/30/2023	$10,345	$11,329
5/31/2023	$10,217	$11,205
6/30/2023	$10,222	$11,165
7/31/2023	$10,263	$11,158
8/31/2023	$10,224	$11,086
9/30/2023	$9,992	$10,805
10/31/2023	$9,834	$10,634
11/30/2023	$10,290	$11,116
12/31/2023	$10,722	$11,541
1/31/2024	$10,734	$11,510
2/29/2024	$10,641	$11,347
3/31/2024	$10,763	$11,452
4/30/2024	$10,529	$11,162
5/31/2024	$10,713	$11,352
6/30/2024	$10,833	$11,459
7/31/2024	$11,044	$11,727

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	7.61%	0.57%	1.39%
Class A with Load	3.55%	(0.19%)	1.00%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$206,180,269
# of Portfolio Holdings	242
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (includes Administration Fees)	$573,433

What is the Fund’s investment objective?

The Fund seeks current income, consistent with reasonable stability of principal.

Top 5 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.125%, due 03/31/29	2.7%
U.S. Treasury Bonds, 1.375%, due 08/15/50	1.3
Swiss Re Finance Luxembourg SA, 5.000%, due 04/02/49 (5 yr. CMT + 3.582%)	1.2
Blackstone Mortgage Trust, Inc., 3.750%, due 01/15/27	1.2
Regional Management Issuance Trust, Series 2022-2B, Class B, 8.510%, due 11/17/32	1.2

PACE® Intermediate Fixed Income Investments

Class A

Top 5 Asset Classes (%)

Value	Value
Corporate bonds	43.6%
Asset-backed securities	24.0%
Loan assignments	11.8%
Mortgage-backed securities	11.3%
U.S. Treasury obligations	4.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Intermediate Fixed Income Investments

S1793

Class A

Annual Shareholder Report

July 31, 2024

PACE® Intermediate Fixed Income Investments

Class P

PCIFX

Fund Overview

This annual shareholder report contains important information about PACE® Intermediate Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$63	0.61%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Portfolio sector and rating emphases had the largest contribution to relative returns with investment grade debt issued by banks being one of the top contributors.

• The portfolio’s duration and yield curve profile contributed to results over the reporting period.

• The portfolio was allocated to several strong-performing segments of the market, including corporate loans, asset-backed securities (ABS), high yield corporate bonds, commercial mortgage-backed securities (CMBS), and investment-grade corporate bonds.

What didn’t work:

• Relative selection results were weakest in investment-grade corporate bonds issued by banks, electric utilities, and specialty real estate investment trusts (REITs).

• Some CMBS single asset single borrower (SASB) names detracted from performance.

During the reporting period, the Fund owned US Treasury futures to help manage duration.

PACE® Intermediate Fixed Income Investments

Class P

Fund Overview

Fund Performance

	Class P	Bloomberg US Aggregate Bond Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,062	$10,110
9/30/2014	$10,001	$10,042
10/31/2014	$10,062	$10,140
11/30/2014	$10,090	$10,212
12/31/2014	$10,050	$10,222
1/31/2015	$10,176	$10,436
2/28/2015	$10,147	$10,338
3/31/2015	$10,192	$10,386
4/30/2015	$10,196	$10,349
5/31/2015	$10,202	$10,324
6/30/2015	$10,159	$10,211
7/31/2015	$10,190	$10,282
8/31/2015	$10,164	$10,268
9/30/2015	$10,204	$10,337
10/31/2015	$10,217	$10,339
11/30/2015	$10,174	$10,311
12/31/2015	$10,135	$10,278
1/31/2016	$10,224	$10,420
2/29/2016	$10,239	$10,494
3/31/2016	$10,328	$10,590
4/30/2016	$10,358	$10,630
5/31/2016	$10,346	$10,633
6/30/2016	$10,477	$10,824
7/31/2016	$10,507	$10,893
8/31/2016	$10,485	$10,880
9/30/2016	$10,515	$10,874
10/31/2016	$10,486	$10,791
11/30/2016	$10,337	$10,535
12/31/2016	$10,349	$10,550
1/31/2017	$10,379	$10,571
2/28/2017	$10,418	$10,642
3/31/2017	$10,431	$10,636
4/30/2017	$10,504	$10,719
5/31/2017	$10,582	$10,801
6/30/2017	$10,575	$10,790
7/31/2017	$10,621	$10,837
8/31/2017	$10,709	$10,934
9/30/2017	$10,660	$10,882
10/31/2017	$10,656	$10,888
11/30/2017	$10,641	$10,874
12/31/2017	$10,687	$10,924
1/31/2018	$10,557	$10,798
2/28/2018	$10,447	$10,696
3/31/2018	$10,504	$10,764
4/30/2018	$10,430	$10,684
5/31/2018	$10,488	$10,761
6/30/2018	$10,476	$10,747
7/31/2018	$10,493	$10,750
8/31/2018	$10,543	$10,819
9/30/2018	$10,489	$10,749
10/31/2018	$10,390	$10,664
11/30/2018	$10,433	$10,728
12/31/2018	$10,595	$10,925
1/31/2019	$10,746	$11,041
2/28/2019	$10,754	$11,035
3/31/2019	$10,969	$11,247
4/30/2019	$10,959	$11,250
5/31/2019	$11,130	$11,449
6/30/2019	$11,265	$11,593
7/31/2019	$11,290	$11,619
8/31/2019	$11,540	$11,920
9/30/2019	$11,491	$11,856
10/31/2019	$11,533	$11,892
11/30/2019	$11,536	$11,886
12/31/2019	$11,513	$11,878
1/31/2020	$11,737	$12,106
2/29/2020	$11,898	$12,324
3/31/2020	$11,686	$12,251
4/30/2020	$11,976	$12,469
5/31/2020	$12,090	$12,527
6/30/2020	$12,202	$12,606
7/31/2020	$12,406	$12,795
8/31/2020	$12,329	$12,691
9/30/2020	$12,315	$12,684
10/31/2020	$12,269	$12,628
11/30/2020	$12,409	$12,752
12/31/2020	$12,438	$12,769
1/31/2021	$12,350	$12,678
2/28/2021	$12,177	$12,495
3/31/2021	$12,005	$12,338
4/30/2021	$12,116	$12,436
5/31/2021	$12,129	$12,477
6/30/2021	$12,219	$12,564
7/31/2021	$12,358	$12,705
8/31/2021	$12,341	$12,681
9/30/2021	$12,237	$12,571
10/31/2021	$12,221	$12,567
11/30/2021	$12,233	$12,604
12/31/2021	$12,210	$12,572
1/31/2022	$11,946	$12,301
2/28/2022	$11,783	$12,164
3/31/2022	$11,464	$11,826
4/30/2022	$11,004	$11,377
5/31/2022	$11,062	$11,451
6/30/2022	$10,845	$11,271
7/31/2022	$11,132	$11,547
8/31/2022	$10,816	$11,220
9/30/2022	$10,375	$10,735
10/31/2022	$10,247	$10,596
11/30/2022	$10,617	$10,986
12/31/2022	$10,577	$10,937
1/31/2023	$10,976	$11,273
2/28/2023	$10,700	$10,982
3/31/2023	$10,884	$11,260
4/30/2023	$10,995	$11,329
5/31/2023	$10,852	$11,205
6/30/2023	$10,860	$11,165
7/31/2023	$10,905	$11,158
8/31/2023	$10,865	$11,086
9/30/2023	$10,632	$10,805
10/31/2023	$10,466	$10,634
11/30/2023	$10,953	$11,116
12/31/2023	$11,404	$11,541
1/31/2024	$11,420	$11,510
2/29/2024	$11,323	$11,347
3/31/2024	$11,467	$11,452
4/30/2024	$11,209	$11,162
5/31/2024	$11,407	$11,352
6/30/2024	$11,537	$11,459
7/31/2024	$11,765	$11,727

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class P	7.88%	0.83%	1.64%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$206,180,269
# of Portfolio Holdings	242
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (includes Administration Fees)	$573,433

What is the Fund’s investment objective?

The Fund seeks current income, consistent with reasonable stability of principal.

Top 5 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.125%, due 03/31/29	2.7%
U.S. Treasury Bonds, 1.375%, due 08/15/50	1.3
Swiss Re Finance Luxembourg SA, 5.000%, due 04/02/49 (5 yr. CMT + 3.582%)	1.2
Blackstone Mortgage Trust, Inc., 3.750%, due 01/15/27	1.2
Regional Management Issuance Trust, Series 2022-2B, Class B, 8.510%, due 11/17/32	1.2

PACE® Intermediate Fixed Income Investments

Class P

Top 5 Asset Classes (%)

Value	Value
Corporate bonds	43.6%
Asset-backed securities	24.0%
Loan assignments	11.8%
Mortgage-backed securities	11.3%
U.S. Treasury obligations	4.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Intermediate Fixed Income Investments

S1794

Class P

Annual Shareholder Report

July 31, 2024

PACE® Intermediate Fixed Income Investments

Class Y

PIFYX

Fund Overview

This annual shareholder report contains important information about PACE® Intermediate Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$63	0.61%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Portfolio sector and rating emphases had the largest contribution to relative returns with investment grade debt issued by banks being one of the top contributors.

• The portfolio’s duration and yield curve profile contributed to results over the reporting period.

• The portfolio was allocated to several strong-performing segments of the market, including corporate loans, asset-backed securities (ABS), high yield corporate bonds, commercial mortgage-backed securities (CMBS), and investment-grade corporate bonds.

What didn’t work:

• Relative selection results were weakest in investment-grade corporate bonds issued by banks, electric utilities, and specialty real estate investment trusts (REITs).

• Some CMBS single asset single borrower (SASB) names detracted from performance.

During the reporting period, the Fund owned US Treasury futures to help manage duration.

PACE® Intermediate Fixed Income Investments

Class Y

Fund Overview

Fund Performance

	Class Y	Bloomberg US Aggregate Bond Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,054	$10,110
9/30/2014	$10,001	$10,042
10/31/2014	$10,062	$10,140
11/30/2014	$10,090	$10,212
12/31/2014	$10,050	$10,222
1/31/2015	$10,176	$10,436
2/28/2015	$10,147	$10,338
3/31/2015	$10,184	$10,386
4/30/2015	$10,196	$10,349
5/31/2015	$10,202	$10,324
6/30/2015	$10,159	$10,211
7/31/2015	$10,190	$10,282
8/31/2015	$10,164	$10,268
9/30/2015	$10,204	$10,337
10/31/2015	$10,217	$10,339
11/30/2015	$10,174	$10,311
12/31/2015	$10,127	$10,278
1/31/2016	$10,224	$10,420
2/29/2016	$10,239	$10,494
3/31/2016	$10,320	$10,590
4/30/2016	$10,358	$10,630
5/31/2016	$10,346	$10,633
6/30/2016	$10,469	$10,824
7/31/2016	$10,507	$10,893
8/31/2016	$10,486	$10,880
9/30/2016	$10,507	$10,874
10/31/2016	$10,477	$10,791
11/30/2016	$10,338	$10,535
12/31/2016	$10,341	$10,550
1/31/2017	$10,371	$10,571
2/28/2017	$10,418	$10,642
3/31/2017	$10,431	$10,636
4/30/2017	$10,505	$10,719
5/31/2017	$10,582	$10,801
6/30/2017	$10,576	$10,790
7/31/2017	$10,621	$10,837
8/31/2017	$10,709	$10,934
9/30/2017	$10,660	$10,882
10/31/2017	$10,656	$10,888
11/30/2017	$10,632	$10,874
12/31/2017	$10,687	$10,924
1/31/2018	$10,557	$10,798
2/28/2018	$10,447	$10,696
3/31/2018	$10,495	$10,764
4/30/2018	$10,421	$10,684
5/31/2018	$10,480	$10,761
6/30/2018	$10,477	$10,747
7/31/2018	$10,494	$10,750
8/31/2018	$10,536	$10,819
9/30/2018	$10,481	$10,749
10/31/2018	$10,391	$10,664
11/30/2018	$10,434	$10,728
12/31/2018	$10,596	$10,925
1/31/2019	$10,747	$11,041
2/28/2019	$10,755	$11,035
3/31/2019	$10,961	$11,247
4/30/2019	$10,960	$11,250
5/31/2019	$11,123	$11,449
6/30/2019	$11,257	$11,593
7/31/2019	$11,292	$11,619
8/31/2019	$11,542	$11,920
9/30/2019	$11,493	$11,856
10/31/2019	$11,525	$11,892
11/30/2019	$11,529	$11,886
12/31/2019	$11,505	$11,878
1/31/2020	$11,729	$12,106
2/29/2020	$11,890	$12,324
3/31/2020	$11,688	$12,251
4/30/2020	$11,968	$12,469
5/31/2020	$12,092	$12,527
6/30/2020	$12,204	$12,606
7/31/2020	$12,408	$12,795
8/31/2020	$12,321	$12,691
9/30/2020	$12,316	$12,684
10/31/2020	$12,271	$12,628
11/30/2020	$12,401	$12,752
12/31/2020	$12,430	$12,769
1/31/2021	$12,352	$12,678
2/28/2021	$12,169	$12,495
3/31/2021	$11,998	$12,338
4/30/2021	$12,109	$12,436
5/31/2021	$12,121	$12,477
6/30/2021	$12,221	$12,564
7/31/2021	$12,350	$12,705
8/31/2021	$12,333	$12,681
9/30/2021	$12,239	$12,571
10/31/2021	$12,223	$12,567
11/30/2021	$12,225	$12,604
12/31/2021	$12,202	$12,572
1/31/2022	$11,948	$12,301
2/28/2022	$11,784	$12,164
3/31/2022	$11,456	$11,826
4/30/2022	$10,996	$11,377
5/31/2022	$11,054	$11,451
6/30/2022	$10,847	$11,271
7/31/2022	$11,133	$11,547
8/31/2022	$10,808	$11,220
9/30/2022	$10,377	$10,735
10/31/2022	$10,249	$10,596
11/30/2022	$10,608	$10,986
12/31/2022	$10,569	$10,937
1/31/2023	$10,968	$11,273
2/28/2023	$10,702	$10,982
3/31/2023	$10,876	$11,260
4/30/2023	$10,987	$11,329
5/31/2023	$10,843	$11,205
6/30/2023	$10,851	$11,165
7/31/2023	$10,907	$11,158
8/31/2023	$10,867	$11,086
9/30/2023	$10,623	$10,805
10/31/2023	$10,458	$10,634
11/30/2023	$10,944	$11,116
12/31/2023	$11,407	$11,541
1/31/2024	$11,422	$11,510
2/29/2024	$11,325	$11,347
3/31/2024	$11,458	$11,452
4/30/2024	$11,211	$11,162
5/31/2024	$11,409	$11,352
6/30/2024	$11,539	$11,459
7/31/2024	$11,767	$11,727

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class Y	7.89%	0.83%	1.64%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$206,180,269
# of Portfolio Holdings	242
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (includes Administration Fees)	$573,433

What is the Fund’s investment objective?

The Fund seeks current income, consistent with reasonable stability of principal.

Top 5 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.125%, due 03/31/29	2.7%
U.S. Treasury Bonds, 1.375%, due 08/15/50	1.3
Swiss Re Finance Luxembourg SA, 5.000%, due 04/02/49 (5 yr. CMT + 3.582%)	1.2
Blackstone Mortgage Trust, Inc., 3.750%, due 01/15/27	1.2
Regional Management Issuance Trust, Series 2022-2B, Class B, 8.510%, due 11/17/32	1.2

PACE® Intermediate Fixed Income Investments

Class Y

Top 5 Asset Classes (%)

Value	Value
Corporate bonds	43.6%
Asset-backed securities	24.0%
Loan assignments	11.8%
Mortgage-backed securities	11.3%
U.S. Treasury obligations	4.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Intermediate Fixed Income Investments

S1795

Class Y

Annual Shareholder Report

July 31, 2024

PACE® International Equity Investments

Class A

PWGAX

Fund Overview

This annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.25%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within consumer staples and materials added value.

• Underweight to consumer staples and overweight to information technology sectors also contributed positively relative to the benchmark.

• On a stock level, Nestle S.A., Taiwan Semiconductor Manufacturing, and Constellation Software were among top contributors.

• On a factor level, exposures to momentum and earnings-yield factors helped performance.

What didn’t work:

• Security selection within financials and consumer discretionary detracted.

• On a stock level, Kering SA, Genmab A/S, and SolarEdge Technologies were among the main detractors.

• On a factor level, exposures to residual volatility and beta factors hurt performance.

The Fund did not invest in derivatives during the reporting period.

PACE® International Equity Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	MSCI EAFE Index (net)
7/31/2014	$9,449	$10,000
8/31/2014	$9,515	$9,985
9/30/2014	$9,134	$9,601
10/31/2014	$9,031	$9,461
11/30/2014	$9,140	$9,590
12/31/2014	$8,816	$9,258
1/31/2015	$8,903	$9,303
2/28/2015	$9,337	$9,859
3/31/2015	$9,219	$9,710
4/30/2015	$9,541	$10,106
5/31/2015	$9,535	$10,054
6/30/2015	$9,213	$9,769
7/31/2015	$9,318	$9,972
8/31/2015	$8,692	$9,239
9/30/2015	$8,252	$8,770
10/31/2015	$8,903	$9,455
11/30/2015	$8,822	$9,308
12/31/2015	$8,748	$9,183
1/31/2016	$8,333	$8,518
2/29/2016	$8,088	$8,362
3/31/2016	$8,666	$8,907
4/30/2016	$8,823	$9,164
5/31/2016	$8,798	$9,081
6/30/2016	$8,622	$8,776
7/31/2016	$8,917	$9,221
8/31/2016	$8,980	$9,228
9/30/2016	$9,030	$9,341
10/31/2016	$8,829	$9,150
11/30/2016	$8,641	$8,968
12/31/2016	$8,913	$9,274
1/31/2017	$9,163	$9,543
2/28/2017	$9,305	$9,680
3/31/2017	$9,587	$9,946
4/30/2017	$9,811	$10,199
5/31/2017	$10,164	$10,574
6/30/2017	$10,068	$10,555
7/31/2017	$10,407	$10,860
8/31/2017	$10,407	$10,855
9/30/2017	$10,683	$11,126
10/31/2017	$10,933	$11,294
11/30/2017	$11,004	$11,413
12/31/2017	$11,156	$11,596
1/31/2018	$11,770	$12,178
2/28/2018	$11,162	$11,628
3/31/2018	$11,058	$11,419
4/30/2018	$11,228	$11,679
5/31/2018	$11,045	$11,417
6/30/2018	$10,868	$11,277
7/31/2018	$11,123	$11,555
8/31/2018	$11,006	$11,332
9/30/2018	$10,999	$11,430
10/31/2018	$10,117	$10,520
11/30/2018	$10,091	$10,507
12/31/2018	$9,611	$9,997
1/31/2019	$10,212	$10,654
2/28/2019	$10,495	$10,926
3/31/2019	$10,566	$10,994
4/30/2019	$10,948	$11,304
5/31/2019	$10,191	$10,761
6/30/2019	$10,849	$11,399
7/31/2019	$10,616	$11,254
8/31/2019	$10,283	$10,963
9/30/2019	$10,587	$11,277
10/31/2019	$10,977	$11,682
11/30/2019	$11,069	$11,814
12/31/2019	$11,420	$12,198
1/31/2020	$11,188	$11,943
2/29/2020	$10,347	$10,863
3/31/2020	$8,803	$9,413
4/30/2020	$9,441	$10,022
5/31/2020	$9,963	$10,458
6/30/2020	$10,304	$10,814
7/31/2020	$10,616	$11,066
8/31/2020	$11,065	$11,635
9/30/2020	$10,884	$11,333
10/31/2020	$10,594	$10,880
11/30/2020	$12,117	$12,567
12/31/2020	$12,660	$13,151
1/31/2021	$12,565	$13,011
2/28/2021	$12,799	$13,303
3/31/2021	$13,159	$13,609
4/30/2021	$13,481	$14,018
5/31/2021	$14,134	$14,475
6/30/2021	$13,921	$14,312
7/31/2021	$13,950	$14,420
8/31/2021	$14,214	$14,675
9/30/2021	$13,774	$14,249
10/31/2021	$14,229	$14,599
11/30/2021	$13,576	$13,920
12/31/2021	$14,198	$14,632
1/31/2022	$13,969	$13,925
2/28/2022	$13,478	$13,679
3/31/2022	$13,336	$13,767
4/30/2022	$12,568	$12,876
5/31/2022	$12,782	$12,973
6/30/2022	$11,745	$11,769
7/31/2022	$12,267	$12,356
8/31/2022	$11,531	$11,769
9/30/2022	$10,447	$10,668
10/31/2022	$11,056	$11,242
11/30/2022	$12,473	$12,508
12/31/2022	$12,161	$12,518
1/31/2023	$13,156	$13,531
2/28/2023	$12,838	$13,249
3/31/2023	$13,294	$13,577
4/30/2023	$13,588	$13,961
5/31/2023	$13,237	$13,370
6/30/2023	$13,816	$13,978
7/31/2023	$14,191	$14,431
8/31/2023	$13,653	$13,878
9/30/2023	$13,229	$13,404
10/31/2023	$12,822	$12,860
11/30/2023	$13,922	$14,054
12/31/2023	$14,607	$14,801
1/31/2024	$14,539	$14,886
2/29/2024	$14,887	$15,158
3/31/2024	$15,345	$15,657
4/30/2024	$14,988	$15,256
5/31/2024	$15,760	$15,847
6/30/2024	$15,472	$15,591
7/31/2024	$15,989	$16,048

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	12.67%	8.54%	5.40%
Class A with Load	6.49%	7.32%	4.80%
MSCI EAFE Index (net)	11.21%	7.36%	4.84%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$729,599,347
# of Portfolio Holdings	407
Portfolio Turnover Rate	37%
Total Advisory Fees Paid (includes Administration Fees)	$5,751,057

What is the Fund’s investment objective?

The Fund seeks capital appreciation.

Top 5 Long Holdings (%)

Novartis AG	1.8%
Novo Nordisk AS, Class B	1.7
DBS Group Holdings Ltd.	1.5
United Overseas Bank Ltd.	1.4
Shell PLC	1.4

PACE® International Equity Investments

Class A

Top 5 Short Holdings (%)

Eni SpA	(0.5%)
Galp Energia SGPS SA	(0.4)
Investor AB, Class B	(0.4)
Olympus Corp.	(0.4)
DSV AS	(0.4)

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® International Equity Investments

S1800

Class A

Annual Shareholder Report

July 31, 2024

PACE® International Equity Investments

Class P

PCIEX

Fund Overview

This annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$106	1.00%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within consumer staples and materials added value.

• Underweight to consumer staples and overweight to information technology sectors also contributed positively relative to the benchmark.

• On a stock level, Nestle S.A., Taiwan Semiconductor Manufacturing, and Constellation Software were among top contributors.

• On a factor level, exposures to momentum and earnings-yield factors helped performance.

What didn’t work:

• Security selection within financials and consumer discretionary detracted.

• On a stock level, Kering SA, Genmab A/S, and SolarEdge Technologies were among the main detractors.

• On a factor level, exposures to residual volatility and beta factors hurt performance.

The Fund did not invest in derivatives during the reporting period.

PACE® International Equity Investments

Class P

Fund Overview

Fund Performance

	Class P	MSCI EAFE Index (net)
7/31/2014	$10,000	$10,000
8/31/2014	$10,071	$9,985
9/30/2014	$9,666	$9,601
10/31/2014	$9,557	$9,461
11/30/2014	$9,679	$9,590
12/31/2014	$9,341	$9,258
1/31/2015	$9,433	$9,303
2/28/2015	$9,896	$9,859
3/31/2015	$9,777	$9,710
4/30/2015	$10,114	$10,106
5/31/2015	$10,107	$10,054
6/30/2015	$9,770	$9,769
7/31/2015	$9,889	$9,972
8/31/2015	$9,222	$9,239
9/30/2015	$8,760	$8,770
10/31/2015	$9,453	$9,455
11/30/2015	$9,367	$9,308
12/31/2015	$9,290	$9,183
1/31/2016	$8,853	$8,518
2/29/2016	$8,597	$8,362
3/31/2016	$9,209	$8,907
4/30/2016	$9,377	$9,164
5/31/2016	$9,357	$9,081
6/30/2016	$9,169	$8,776
7/31/2016	$9,485	$9,221
8/31/2016	$9,559	$9,228
9/30/2016	$9,612	$9,341
10/31/2016	$9,397	$9,150
11/30/2016	$9,202	$8,968
12/31/2016	$9,494	$9,274
1/31/2017	$9,763	$9,543
2/28/2017	$9,914	$9,680
3/31/2017	$10,224	$9,946
4/30/2017	$10,458	$10,199
5/31/2017	$10,836	$10,574
6/30/2017	$10,740	$10,555
7/31/2017	$11,104	$10,860
8/31/2017	$11,104	$10,855
9/30/2017	$11,400	$11,126
10/31/2017	$11,669	$11,294
11/30/2017	$11,751	$11,413
12/31/2017	$11,911	$11,596
1/31/2018	$12,579	$12,178
2/28/2018	$11,925	$11,628
3/31/2018	$11,820	$11,419
4/30/2018	$12,003	$11,679
5/31/2018	$11,813	$11,417
6/30/2018	$11,623	$11,277
7/31/2018	$11,897	$11,555
8/31/2018	$11,778	$11,332
9/30/2018	$11,771	$11,430
10/31/2018	$10,829	$10,520
11/30/2018	$10,808	$10,507
12/31/2018	$10,296	$9,997
1/31/2019	$10,938	$10,654
2/28/2019	$11,243	$10,926
3/31/2019	$11,327	$10,994
4/30/2019	$11,733	$11,304
5/31/2019	$10,930	$10,761
6/30/2019	$11,633	$11,399
7/31/2019	$11,389	$11,254
8/31/2019	$11,037	$10,963
9/30/2019	$11,366	$11,277
10/31/2019	$11,778	$11,682
11/30/2019	$11,885	$11,814
12/31/2019	$12,263	$12,198
1/31/2020	$12,019	$11,943
2/29/2020	$11,116	$10,863
3/31/2020	$9,458	$9,413
4/30/2020	$10,150	$10,022
5/31/2020	$10,715	$10,458
6/30/2020	$11,077	$10,814
7/31/2020	$11,422	$11,066
8/31/2020	$11,909	$11,635
9/30/2020	$11,713	$11,333
10/31/2020	$11,399	$10,880
11/30/2020	$13,048	$12,567
12/31/2020	$13,631	$13,151
1/31/2021	$13,535	$13,011
2/28/2021	$13,790	$13,303
3/31/2021	$14,180	$13,609
4/30/2021	$14,531	$14,018
5/31/2021	$15,231	$14,475
6/30/2021	$15,008	$14,312
7/31/2021	$15,048	$14,420
8/31/2021	$15,335	$14,675
9/30/2021	$14,865	$14,249
10/31/2021	$15,359	$14,599
11/30/2021	$14,650	$13,920
12/31/2021	$15,327	$14,632
1/31/2022	$15,086	$13,925
2/28/2022	$14,560	$13,679
3/31/2022	$14,404	$13,767
4/30/2022	$13,585	$12,876
5/31/2022	$13,818	$12,973
6/30/2022	$12,697	$11,769
7/31/2022	$13,266	$12,356
8/31/2022	$12,472	$11,769
9/30/2022	$11,299	$10,668
10/31/2022	$11,963	$11,242
11/30/2022	$13,499	$12,508
12/31/2022	$13,161	$12,518
1/31/2023	$14,248	$13,531
2/28/2023	$13,909	$13,249
3/31/2023	$14,408	$13,577
4/30/2023	$14,720	$13,961
5/31/2023	$14,337	$13,370
6/30/2023	$14,969	$13,978
7/31/2023	$15,379	$14,431
8/31/2023	$14,800	$13,878
9/30/2023	$14,346	$13,404
10/31/2023	$13,909	$12,860
11/30/2023	$15,103	$14,054
12/31/2023	$15,847	$14,801
1/31/2024	$15,782	$14,886
2/29/2024	$16,163	$15,158
3/31/2024	$16,665	$15,657
4/30/2024	$16,284	$15,256
5/31/2024	$17,120	$15,847
6/30/2024	$16,814	$15,591
7/31/2024	$17,371	$16,048

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class P	12.95%	8.81%	5.68%
MSCI EAFE Index (net)	11.21%	7.36%	4.84%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$729,599,347
# of Portfolio Holdings	407
Portfolio Turnover Rate	37%
Total Advisory Fees Paid (includes Administration Fees)	$5,751,057

What is the Fund’s investment objective?

The Fund seeks capital appreciation.

Top 5 Long Holdings (%)

Novartis AG	1.8%
Novo Nordisk AS, Class B	1.7
DBS Group Holdings Ltd.	1.5
United Overseas Bank Ltd.	1.4
Shell PLC	1.4

PACE® International Equity Investments

Class P

Top 5 Short Holdings (%)

Eni SpA	(0.5%)
Galp Energia SGPS SA	(0.4)
Investor AB, Class B	(0.4)
Olympus Corp.	(0.4)
DSV AS	(0.4)

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® International Equity Investments

S1801

Class P

Annual Shareholder Report

July 31, 2024

PACE® International Equity Investments

Class P2

PWITX

Fund Overview

This annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$44	0.41%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within consumer staples and materials added value.

• Underweight to consumer staples and overweight to information technology sectors also contributed positively relative to the benchmark.

• On a stock level, Nestle S.A., Taiwan Semiconductor Manufacturing, and Constellation Software were among top contributors.

• On a factor level, exposures to momentum and earnings-yield factors helped performance.

What didn’t work:

• Security selection within financials and consumer discretionary detracted.

• On a stock level, Kering SA, Genmab A/S, and SolarEdge Technologies were among the main detractors.

• On a factor level, exposures to residual volatility and beta factors hurt performance.

The Fund did not invest in derivatives during the reporting period.

PACE® International Equity Investments

Class P2

Fund Overview

Fund Performance

	Class P2	MSCI EAFE Index (net)
2/28/2023	$10,000	$10,000
3/31/2023	$10,313	$10,328
4/30/2023	$10,530	$10,619
5/31/2023	$10,262	$10,170
6/30/2023	$10,715	$10,633
7/31/2023	$11,021	$10,977
8/31/2023	$10,606	$10,556
9/30/2023	$10,287	$10,196
10/31/2023	$9,974	$9,782
11/30/2023	$10,842	$10,690
12/31/2023	$11,382	$11,258
1/31/2024	$11,335	$11,323
2/29/2024	$11,621	$11,530
3/31/2024	$11,979	$11,910
4/30/2024	$11,714	$11,605
5/31/2024	$12,325	$12,054
6/30/2024	$12,105	$11,860
7/31/2024	$12,517	$12,208

Average Annual Total Returns (%)

	1 Year	Since Inception 3/28/23
Class P2	13.58%	18.16%
MSCI EAFE Index (net)	11.21%	15.98%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$729,599,347
# of Portfolio Holdings	407
Portfolio Turnover Rate	37%
Total Advisory Fees Paid (includes Administration Fees)	$5,751,057

What is the Fund’s investment objective?

The Fund seeks capital appreciation.

Top 5 Long Holdings (%)

Novartis AG	1.8%
Novo Nordisk AS, Class B	1.7
DBS Group Holdings Ltd.	1.5
United Overseas Bank Ltd.	1.4
Shell PLC	1.4

PACE® International Equity Investments

Class P2

Top 5 Short Holdings (%)

Eni SpA	(0.5%)
Galp Energia SGPS SA	(0.4)
Investor AB, Class B	(0.4)
Olympus Corp.	(0.4)
DSV AS	(0.4)

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® International Equity Investments

S1803

Class P2

Annual Shareholder Report

July 31, 2024

PACE® International Equity Investments

Class Y

PWIYX

Fund Overview

This annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$106	1.00%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within consumer staples and materials added value.

• Underweight to consumer staples and overweight to information technology sectors also contributed positively relative to the benchmark.

• On a stock level, Nestle S.A., Taiwan Semiconductor Manufacturing, and Constellation Software were among top contributors.

• On a factor level, exposures to momentum and earnings-yield factors helped performance.

What didn’t work:

• Security selection within financials and consumer discretionary detracted.

• On a stock level, Kering SA, Genmab A/S, and SolarEdge Technologies were among the main detractors.

• On a factor level, exposures to residual volatility and beta factors hurt performance.

The Fund did not invest in derivatives during the reporting period.

PACE® International Equity Investments

Class Y

Fund Overview

Fund Performance

	Class Y	MSCI EAFE Index (net)
7/31/2014	$10,000	$10,000
8/31/2014	$10,071	$9,985
9/30/2014	$9,673	$9,601
10/31/2014	$9,564	$9,461
11/30/2014	$9,686	$9,590
12/31/2014	$9,344	$9,258
1/31/2015	$9,436	$9,303
2/28/2015	$9,898	$9,859
3/31/2015	$9,779	$9,710
4/30/2015	$10,115	$10,106
5/31/2015	$10,109	$10,054
6/30/2015	$9,773	$9,769
7/31/2015	$9,891	$9,972
8/31/2015	$9,225	$9,239
9/30/2015	$8,764	$8,770
10/31/2015	$9,456	$9,455
11/30/2015	$9,370	$9,308
12/31/2015	$9,292	$9,183
1/31/2016	$8,856	$8,518
2/29/2016	$8,601	$8,362
3/31/2016	$9,211	$8,907
4/30/2016	$9,386	$9,164
5/31/2016	$9,359	$9,081
6/30/2016	$9,171	$8,776
7/31/2016	$9,487	$9,221
8/31/2016	$9,560	$9,228
9/30/2016	$9,614	$9,341
10/31/2016	$9,406	$9,150
11/30/2016	$9,205	$8,968
12/31/2016	$9,496	$9,274
1/31/2017	$9,764	$9,543
2/28/2017	$9,922	$9,680
3/31/2017	$10,224	$9,946
4/30/2017	$10,465	$10,199
5/31/2017	$10,842	$10,574
6/30/2017	$10,746	$10,555
7/31/2017	$11,103	$10,860
8/31/2017	$11,110	$10,855
9/30/2017	$11,405	$11,126
10/31/2017	$11,673	$11,294
11/30/2017	$11,755	$11,413
12/31/2017	$11,914	$11,596
1/31/2018	$12,581	$12,178
2/28/2018	$11,928	$11,628
3/31/2018	$11,823	$11,419
4/30/2018	$12,006	$11,679
5/31/2018	$11,816	$11,417
6/30/2018	$11,627	$11,277
7/31/2018	$11,907	$11,555
8/31/2018	$11,781	$11,332
9/30/2018	$11,774	$11,430
10/31/2018	$10,834	$10,520
11/30/2018	$10,813	$10,507
12/31/2018	$10,295	$9,997
1/31/2019	$10,943	$10,654
2/28/2019	$11,248	$10,926
3/31/2019	$11,332	$10,994
4/30/2019	$11,736	$11,304
5/31/2019	$10,928	$10,761
6/30/2019	$11,637	$11,399
7/31/2019	$11,393	$11,254
8/31/2019	$11,042	$10,963
9/30/2019	$11,370	$11,277
10/31/2019	$11,782	$11,682
11/30/2019	$11,888	$11,814
12/31/2019	$12,264	$12,198
1/31/2020	$12,029	$11,943
2/29/2020	$11,120	$10,863
3/31/2020	$9,466	$9,413
4/30/2020	$10,156	$10,022
5/31/2020	$10,720	$10,458
6/30/2020	$11,088	$10,814
7/31/2020	$11,425	$11,066
8/31/2020	$11,911	$11,635
9/30/2020	$11,715	$11,333
10/31/2020	$11,410	$10,880
11/30/2020	$13,055	$12,567
12/31/2020	$13,641	$13,151
1/31/2021	$13,546	$13,011
2/28/2021	$13,792	$13,303
3/31/2021	$14,189	$13,609
4/30/2021	$14,539	$14,018
5/31/2021	$15,238	$14,475
6/30/2021	$15,016	$14,312
7/31/2021	$15,055	$14,420
8/31/2021	$15,341	$14,675
9/30/2021	$14,873	$14,249
10/31/2021	$15,365	$14,599
11/30/2021	$14,658	$13,920
12/31/2021	$15,335	$14,632
1/31/2022	$15,085	$13,925
2/28/2022	$14,569	$13,679
3/31/2022	$14,414	$13,767
4/30/2022	$13,588	$12,876
5/31/2022	$13,829	$12,973
6/30/2022	$12,701	$11,769
7/31/2022	$13,269	$12,356
8/31/2022	$12,478	$11,769
9/30/2022	$11,307	$10,668
10/31/2022	$11,970	$11,242
11/30/2022	$13,502	$12,508
12/31/2022	$13,164	$12,518
1/31/2023	$14,258	$13,531
2/28/2023	$13,911	$13,249
3/31/2023	$14,409	$13,577
4/30/2023	$14,720	$13,961
5/31/2023	$14,347	$13,370
6/30/2023	$14,978	$13,978
7/31/2023	$15,387	$14,431
8/31/2023	$14,809	$13,878
9/30/2023	$14,347	$13,404
10/31/2023	$13,911	$12,860
11/30/2023	$15,111	$14,054
12/31/2023	$15,862	$14,801
1/31/2024	$15,788	$14,886
2/29/2024	$16,168	$15,158
3/31/2024	$16,669	$15,657
4/30/2024	$16,289	$15,256
5/31/2024	$17,123	$15,847
6/30/2024	$16,817	$15,591
7/31/2024	$17,383	$16,048

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class Y	12.97%	8.82%	5.68%
MSCI EAFE Index (net)	11.21%	7.36%	4.84%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$729,599,347
# of Portfolio Holdings	407
Portfolio Turnover Rate	37%
Total Advisory Fees Paid (includes Administration Fees)	$5,751,057

What is the Fund’s investment objective?

The Fund seeks capital appreciation.

Top 5 Long Holdings (%)

Novartis AG	1.8%
Novo Nordisk AS, Class B	1.7
DBS Group Holdings Ltd.	1.5
United Overseas Bank Ltd.	1.4
Shell PLC	1.4

PACE® International Equity Investments

Class Y

Top 5 Short Holdings (%)

Eni SpA	(0.5%)
Galp Energia SGPS SA	(0.4)
Investor AB, Class B	(0.4)
Olympus Corp.	(0.4)
DSV AS	(0.4)

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® International Equity Investments

S1802

Class Y

Annual Shareholder Report

July 31, 2024

PACE® Large Co Growth Equity Investments

Class A

PLAAX

Fund Overview

This annual shareholder report contains important information about PACE® Large Co Growth Equity Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.13%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within the consumer discretionary sector had the most positive impact on performance, followed by security selection within the industrials sector.

• On a sector level, an underweight allocation to the consumer staples and financials sector added to relative performance.

• An underweight Apple and Tesla was additive to relative performance.

What didn't work:

• Security selection within the technology sector detracted most from performance, followed by security selection within the financials sector.

• On a sector level, an underweight allocation to the technology sector detracted most from relative performance.

• An underweight in NVIDIA was a detractor from relative performance.

The Fund did not invest in derivatives during the reporting period.

PACE® Large Co Growth Equity Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	Russell 1000 Growth Index	Russell 1000 Index
7/31/2014	$9,450	$10,000	$10,000
8/31/2014	$9,758	$10,458	$10,413
9/30/2014	$9,596	$10,306	$10,231
10/31/2014	$9,831	$10,578	$10,481
11/30/2014	$10,154	$10,913	$10,755
12/31/2014	$10,106	$10,800	$10,730
1/31/2015	$9,884	$10,634	$10,435
2/28/2015	$10,523	$11,343	$11,038
3/31/2015	$10,416	$11,214	$10,901
4/30/2015	$10,412	$11,270	$10,978
5/31/2015	$10,614	$11,429	$11,122
6/30/2015	$10,490	$11,227	$10,913
7/31/2015	$10,829	$11,608	$11,124
8/31/2015	$10,160	$10,903	$10,454
9/30/2015	$9,813	$10,634	$10,168
10/31/2015	$10,668	$11,549	$10,991
11/30/2015	$10,717	$11,582	$11,027
12/31/2015	$10,567	$11,412	$10,828
1/31/2016	$9,972	$10,775	$10,246
2/29/2016	$9,845	$10,770	$10,242
3/31/2016	$10,284	$11,496	$10,956
4/30/2016	$10,211	$11,391	$11,015
5/31/2016	$10,513	$11,612	$11,208
6/30/2016	$10,381	$11,567	$11,233
7/31/2016	$10,908	$12,113	$11,661
8/31/2016	$10,864	$12,053	$11,677
9/30/2016	$10,908	$12,097	$11,686
10/31/2016	$10,635	$11,813	$11,458
11/30/2016	$10,611	$12,070	$11,910
12/31/2016	$10,644	$12,219	$12,134
1/31/2017	$10,921	$12,631	$12,378
2/28/2017	$11,385	$13,156	$12,857
3/31/2017	$11,527	$13,308	$12,865
4/30/2017	$11,865	$13,612	$13,001
5/31/2017	$12,233	$13,966	$13,167
6/30/2017	$12,289	$13,929	$13,259
7/31/2017	$12,708	$14,299	$13,521
8/31/2017	$12,894	$14,562	$13,564
9/30/2017	$13,041	$14,751	$13,853
10/31/2017	$13,455	$15,322	$14,170
11/30/2017	$13,732	$15,788	$14,602
12/31/2017	$13,787	$15,911	$14,765
1/31/2018	$14,863	$17,038	$15,576
2/28/2018	$14,423	$16,591	$15,004
3/31/2018	$14,127	$16,136	$14,663
4/30/2018	$14,088	$16,192	$14,713
5/31/2018	$14,551	$16,902	$15,089
6/30/2018	$14,623	$17,065	$15,186
7/31/2018	$15,086	$17,566	$15,710
8/31/2018	$15,666	$18,526	$16,252
9/30/2018	$15,733	$18,630	$16,313
10/31/2018	$14,373	$16,964	$15,159
11/30/2018	$14,651	$17,144	$15,468
12/31/2018	$13,309	$15,670	$14,059
1/31/2019	$14,465	$17,079	$15,237
2/28/2019	$14,903	$17,690	$15,753
3/31/2019	$15,265	$18,193	$16,027
4/30/2019	$16,114	$19,015	$16,674
5/31/2019	$15,279	$17,814	$15,612
6/30/2019	$16,333	$19,037	$16,708
7/31/2019	$16,607	$19,467	$16,967
8/31/2019	$16,538	$19,318	$16,656
9/30/2019	$16,353	$19,320	$16,945
10/31/2019	$16,504	$19,865	$17,304
11/30/2019	$17,113	$20,746	$17,958
12/31/2019	$17,528	$21,372	$18,477
1/31/2020	$18,035	$21,850	$18,497
2/29/2020	$16,958	$20,362	$16,985
3/31/2020	$15,053	$18,359	$14,741
4/30/2020	$17,142	$21,075	$16,689
5/31/2020	$18,501	$22,490	$17,569
6/30/2020	$19,377	$23,470	$17,958
7/31/2020	$20,984	$25,275	$19,009
8/31/2020	$23,106	$27,884	$20,404
9/30/2020	$22,005	$26,572	$19,659
10/31/2020	$21,177	$25,669	$19,185
11/30/2020	$23,451	$28,298	$21,444
12/31/2020	$24,367	$29,599	$22,350
1/31/2021	$24,001	$29,380	$22,166
2/28/2021	$24,444	$29,373	$22,809
3/31/2021	$24,530	$29,878	$23,672
4/30/2021	$26,107	$31,911	$24,946
5/31/2021	$25,925	$31,469	$25,064
6/30/2021	$27,079	$33,444	$25,692
7/31/2021	$27,829	$34,546	$26,226
8/31/2021	$28,761	$35,838	$26,985
9/30/2021	$27,107	$33,830	$25,746
10/31/2021	$29,040	$36,761	$27,532
11/30/2021	$28,877	$36,985	$27,163
12/31/2021	$29,274	$37,767	$28,263
1/31/2022	$26,692	$34,526	$26,670
2/28/2022	$25,618	$33,060	$25,938
3/31/2022	$26,390	$34,353	$26,813
4/30/2022	$23,518	$30,204	$24,423
5/31/2022	$23,337	$29,502	$24,386
6/30/2022	$21,334	$27,165	$22,343
7/31/2022	$23,530	$30,426	$24,424
8/31/2022	$22,468	$29,008	$23,487
9/30/2022	$20,441	$26,188	$21,314
10/31/2022	$21,781	$27,719	$23,023
11/30/2022	$22,553	$28,982	$24,268
12/31/2022	$21,079	$26,763	$22,857
1/31/2023	$22,642	$28,994	$24,390
2/28/2023	$21,891	$28,649	$23,809
3/31/2023	$23,130	$30,608	$24,562
4/30/2023	$23,252	$30,910	$24,867
5/31/2023	$24,389	$32,319	$24,983
6/30/2023	$25,892	$34,529	$26,670
7/31/2023	$26,887	$35,692	$27,587
8/31/2023	$26,724	$35,372	$27,104
9/30/2023	$25,059	$33,448	$25,831
10/31/2023	$24,592	$32,972	$25,206
11/30/2023	$27,354	$36,566	$27,560
12/31/2023	$28,437	$38,185	$28,921
1/31/2024	$29,643	$39,138	$29,324
2/29/2024	$32,077	$41,808	$30,908
3/31/2024	$32,535	$42,544	$31,899
4/30/2024	$30,871	$40,739	$30,541
5/31/2024	$32,077	$43,178	$31,980
6/30/2024	$33,970	$46,090	$33,038
7/31/2024	$33,221	$45,306	$33,519

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	23.56%	14.88%	13.40%
Class A with Load	16.77%	13.59%	12.76%
Russell 1000 Growth Index	26.94%	18.41%	16.31%
Russell 1000 Index	21.50%	14.59%	12.86%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$804,364,148
# of Portfolio Holdings	83
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (includes Administration Fees)	$6,055,333

What is the Fund’s investment objective?

The Fund seeks capital appreciation.

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	9.8%
Amazon.com, Inc.	8.9
NVIDIA Corp.	6.2
Alphabet, Inc., Class C	5.2
Apple, Inc.	4.8

PACE® Large Co Growth Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	39.6%
Consumer Discretionary	15.6%
Health Care	14.1%
Communication Services	13.1%
Financials	6.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Large Co Growth Equity Investments

S1804

Class A

Annual Shareholder Report

July 31, 2024

PACE® Large Co Growth Equity Investments

Class P

PCLCX

Fund Overview

This annual shareholder report contains important information about PACE® Large Co Growth Equity Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$99	0.88%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within the consumer discretionary sector had the most positive impact on performance, followed by security selection within the industrials sector.

• On a sector level, an underweight allocation to the consumer staples and financials sector added to relative performance.

• An underweight Apple and Tesla was additive to relative performance.

What didn't work:

• Security selection within the technology sector detracted most from performance, followed by security selection within the financials sector.

• On a sector level, an underweight allocation to the technology sector detracted most from relative performance.

• An underweight in NVIDIA was a detractor from relative performance.

The Fund did not invest in derivatives during the reporting period.

PACE® Large Co Growth Equity Investments

Class P

Fund Overview

Fund Performance

	Class P	Russell 1000 Growth Index	Russell 1000 Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,327	$10,458	$10,413
9/30/2014	$10,156	$10,306	$10,231
10/31/2014	$10,407	$10,578	$10,481
11/30/2014	$10,754	$10,913	$10,755
12/31/2014	$10,704	$10,800	$10,730
1/31/2015	$10,469	$10,634	$10,435
2/28/2015	$11,150	$11,343	$11,038
3/31/2015	$11,043	$11,214	$10,901
4/30/2015	$11,038	$11,270	$10,978
5/31/2015	$11,257	$11,429	$11,122
6/30/2015	$11,128	$11,227	$10,913
7/31/2015	$11,488	$11,608	$11,124
8/31/2015	$10,777	$10,903	$10,454
9/30/2015	$10,413	$10,634	$10,168
10/31/2015	$11,325	$11,549	$10,991
11/30/2015	$11,381	$11,582	$11,027
12/31/2015	$11,221	$11,412	$10,828
1/31/2016	$10,591	$10,775	$10,246
2/29/2016	$10,460	$10,770	$10,242
3/31/2016	$10,929	$11,496	$10,956
4/30/2016	$10,853	$11,391	$11,015
5/31/2016	$11,176	$11,612	$11,208
6/30/2016	$11,040	$11,567	$11,233
7/31/2016	$11,604	$12,113	$11,661
8/31/2016	$11,554	$12,053	$11,677
9/30/2016	$11,604	$12,097	$11,686
10/31/2016	$11,317	$11,813	$11,458
11/30/2016	$11,297	$12,070	$11,910
12/31/2016	$11,333	$12,219	$12,134
1/31/2017	$11,625	$12,631	$12,378
2/28/2017	$12,127	$13,156	$12,857
3/31/2017	$12,278	$13,308	$12,865
4/30/2017	$12,644	$13,612	$13,001
5/31/2017	$13,035	$13,966	$13,167
6/30/2017	$13,103	$13,929	$13,259
7/31/2017	$13,547	$14,299	$13,521
8/31/2017	$13,751	$14,562	$13,564
9/30/2017	$13,913	$14,751	$13,853
10/31/2017	$14,351	$15,322	$14,170
11/30/2017	$14,649	$15,788	$14,602
12/31/2017	$14,715	$15,911	$14,765
1/31/2018	$15,866	$17,038	$15,576
2/28/2018	$15,394	$16,591	$15,004
3/31/2018	$15,089	$16,136	$14,663
4/30/2018	$15,043	$16,192	$14,713
5/31/2018	$15,544	$16,902	$15,089
6/30/2018	$15,625	$17,065	$15,186
7/31/2018	$16,125	$17,566	$15,710
8/31/2018	$16,747	$18,526	$16,252
9/30/2018	$16,822	$18,630	$16,313
10/31/2018	$15,371	$16,964	$15,159
11/30/2018	$15,671	$17,144	$15,468
12/31/2018	$14,237	$15,670	$14,059
1/31/2019	$15,478	$17,079	$15,237
2/28/2019	$15,955	$17,690	$15,753
3/31/2019	$16,341	$18,193	$16,027
4/30/2019	$17,253	$19,015	$16,674
5/31/2019	$16,362	$17,814	$15,612
6/30/2019	$17,498	$19,037	$16,708
7/31/2019	$17,793	$19,467	$16,967
8/31/2019	$17,723	$19,318	$16,656
9/30/2019	$17,526	$19,320	$16,945
10/31/2019	$17,695	$19,865	$17,304
11/30/2019	$18,347	$20,746	$17,958
12/31/2019	$18,796	$21,372	$18,477
1/31/2020	$19,345	$21,850	$18,497
2/29/2020	$18,198	$20,362	$16,985
3/31/2020	$16,151	$18,359	$14,741
4/30/2020	$18,403	$21,075	$16,689
5/31/2020	$19,861	$22,490	$17,569
6/30/2020	$20,811	$23,470	$17,958
7/31/2020	$22,547	$25,275	$19,009
8/31/2020	$24,824	$27,884	$20,404
9/30/2020	$23,645	$26,572	$19,659
10/31/2020	$22,760	$25,669	$19,185
11/30/2020	$25,217	$28,298	$21,444
12/31/2020	$26,210	$29,599	$22,350
1/31/2021	$25,812	$29,380	$22,166
2/28/2021	$26,297	$29,373	$22,809
3/31/2021	$26,394	$29,878	$23,672
4/30/2021	$28,092	$31,911	$24,946
5/31/2021	$27,907	$31,469	$25,064
6/30/2021	$29,149	$33,444	$25,692
7/31/2021	$29,964	$34,546	$26,226
8/31/2021	$30,973	$35,838	$26,985
9/30/2021	$29,207	$33,830	$25,746
10/31/2021	$31,293	$36,761	$27,532
11/30/2021	$31,118	$36,985	$27,163
12/31/2021	$31,548	$37,767	$28,263
1/31/2022	$28,782	$34,526	$26,670
2/28/2022	$27,632	$33,060	$25,938
3/31/2022	$28,458	$34,353	$26,813
4/30/2022	$25,368	$30,204	$24,423
5/31/2022	$25,176	$29,502	$24,386
6/30/2022	$23,032	$27,165	$22,343
7/31/2022	$25,404	$30,426	$24,424
8/31/2022	$24,266	$29,008	$23,487
9/30/2022	$22,074	$26,188	$21,314
10/31/2022	$23,523	$27,719	$23,023
11/30/2022	$24,362	$28,982	$24,268
12/31/2022	$22,786	$26,763	$22,857
1/31/2023	$24,471	$28,994	$24,390
2/28/2023	$23,647	$28,649	$23,809
3/31/2023	$25,007	$30,608	$24,562
4/30/2023	$25,141	$30,910	$24,867
5/31/2023	$26,385	$32,319	$24,983
6/30/2023	$28,032	$34,529	$26,670
7/31/2023	$29,085	$35,692	$27,587
8/31/2023	$28,932	$35,372	$27,104
9/30/2023	$27,132	$33,448	$25,831
10/31/2023	$26,634	$32,972	$25,206
11/30/2023	$29,621	$36,566	$27,560
12/31/2023	$30,795	$38,185	$28,921
1/31/2024	$32,125	$39,138	$29,324
2/29/2024	$34,765	$41,808	$30,908
3/31/2024	$35,273	$42,544	$31,899
4/30/2024	$33,474	$40,739	$30,541
5/31/2024	$34,784	$43,178	$31,980
6/30/2024	$36,857	$46,090	$33,038
7/31/2024	$36,035	$45,306	$33,519

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class P	23.90%	15.16%	13.68%
Russell 1000 Growth Index	26.94%	18.41%	16.31%
Russell 1000 Index	21.50%	14.59%	12.86%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$804,364,148
# of Portfolio Holdings	83
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (includes Administration Fees)	$6,055,333

What is the Fund’s investment objective?

The Fund seeks capital appreciation.

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	9.8%
Amazon.com, Inc.	8.9
NVIDIA Corp.	6.2
Alphabet, Inc., Class C	5.2
Apple, Inc.	4.8

PACE® Large Co Growth Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	39.6%
Consumer Discretionary	15.6%
Health Care	14.1%
Communication Services	13.1%
Financials	6.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Large Co Growth Equity Investments

S1805

Class P

Annual Shareholder Report

July 31, 2024

PACE® Large Co Growth Equity Investments

Class Y

PLAYX

Fund Overview

This annual shareholder report contains important information about PACE® Large Co Growth Equity Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$98	0.88%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within the consumer discretionary sector had the most positive impact on performance, followed by security selection within the industrials sector.

• On a sector level, an underweight allocation to the consumer staples and financials sector added to relative performance.

• An underweight Apple and Tesla was additive to relative performance.

What didn't work:

• Security selection within the technology sector detracted most from performance, followed by security selection within the financials sector.

• On a sector level, an underweight allocation to the technology sector detracted most from relative performance.

• An underweight in NVIDIA was a detractor from relative performance.

The Fund did not invest in derivatives during the reporting period.

PACE® Large Co Growth Equity Investments

Class Y

Fund Overview

Fund Performance

	Class Y	Russell 1000 Growth Index	Russell 1000 Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,330	$10,458	$10,413
9/30/2014	$10,159	$10,306	$10,231
10/31/2014	$10,409	$10,578	$10,481
11/30/2014	$10,754	$10,913	$10,755
12/31/2014	$10,710	$10,800	$10,730
1/31/2015	$10,471	$10,634	$10,435
2/28/2015	$11,153	$11,343	$11,038
3/31/2015	$11,046	$11,214	$10,901
4/30/2015	$11,042	$11,270	$10,978
5/31/2015	$11,259	$11,429	$11,122
6/30/2015	$11,131	$11,227	$10,913
7/31/2015	$11,489	$11,608	$11,124
8/31/2015	$10,782	$10,903	$10,454
9/30/2015	$10,416	$10,634	$10,168
10/31/2015	$11,327	$11,549	$10,991
11/30/2015	$11,383	$11,582	$11,027
12/31/2015	$11,224	$11,412	$10,828
1/31/2016	$10,593	$10,775	$10,246
2/29/2016	$10,463	$10,770	$10,242
3/31/2016	$10,933	$11,496	$10,956
4/30/2016	$10,858	$11,391	$11,015
5/31/2016	$11,178	$11,612	$11,208
6/30/2016	$11,043	$11,567	$11,233
7/31/2016	$11,609	$12,113	$11,661
8/31/2016	$11,559	$12,053	$11,677
9/30/2016	$11,609	$12,097	$11,686
10/31/2016	$11,324	$11,813	$11,458
11/30/2016	$11,299	$12,070	$11,910
12/31/2016	$11,336	$12,219	$12,134
1/31/2017	$11,632	$12,631	$12,378
2/28/2017	$12,130	$13,156	$12,857
3/31/2017	$12,285	$13,308	$12,865
4/30/2017	$12,648	$13,612	$13,001
5/31/2017	$13,043	$13,966	$13,167
6/30/2017	$13,105	$13,929	$13,259
7/31/2017	$13,551	$14,299	$13,521
8/31/2017	$13,759	$14,562	$13,564
9/30/2017	$13,919	$14,751	$13,853
10/31/2017	$14,360	$15,322	$14,170
11/30/2017	$14,656	$15,788	$14,602
12/31/2017	$14,724	$15,911	$14,765
1/31/2018	$15,878	$17,038	$15,576
2/28/2018	$15,404	$16,591	$15,004
3/31/2018	$15,095	$16,136	$14,663
4/30/2018	$15,055	$16,192	$14,713
5/31/2018	$15,553	$16,902	$15,089
6/30/2018	$15,633	$17,065	$15,186
7/31/2018	$16,130	$17,566	$15,710
8/31/2018	$16,753	$18,526	$16,252
9/30/2018	$16,833	$18,630	$16,313
10/31/2018	$15,381	$16,964	$15,159
11/30/2018	$15,684	$17,144	$15,468
12/31/2018	$14,245	$15,670	$14,059
1/31/2019	$15,490	$17,079	$15,237
2/28/2019	$15,962	$17,690	$15,753
3/31/2019	$16,352	$18,193	$16,027
4/30/2019	$17,262	$19,015	$16,674
5/31/2019	$16,373	$17,814	$15,612
6/30/2019	$17,513	$19,037	$16,708
7/31/2019	$17,805	$19,467	$16,967
8/31/2019	$17,735	$19,318	$16,656
9/30/2019	$17,541	$19,320	$16,945
10/31/2019	$17,700	$19,865	$17,304
11/30/2019	$18,361	$20,746	$17,958
12/31/2019	$18,807	$21,372	$18,477
1/31/2020	$19,359	$21,850	$18,497
2/29/2020	$18,207	$20,362	$16,985
3/31/2020	$16,165	$18,359	$14,741
4/30/2020	$18,418	$21,075	$16,689
5/31/2020	$19,877	$22,490	$17,569
6/30/2020	$20,826	$23,470	$17,958
7/31/2020	$22,561	$25,275	$19,009
8/31/2020	$24,839	$27,884	$20,404
9/30/2020	$23,663	$26,572	$19,659
10/31/2020	$22,780	$25,669	$19,185
11/30/2020	$25,236	$28,298	$21,444
12/31/2020	$26,226	$29,599	$22,350
1/31/2021	$25,834	$29,380	$22,166
2/28/2021	$26,313	$29,373	$22,809
3/31/2021	$26,409	$29,878	$23,672
4/30/2021	$28,114	$31,911	$24,946
5/31/2021	$27,923	$31,469	$25,064
6/30/2021	$29,168	$33,444	$25,692
7/31/2021	$29,983	$34,546	$26,226
8/31/2021	$30,998	$35,838	$26,985
9/30/2021	$29,226	$33,830	$25,746
10/31/2021	$31,315	$36,761	$27,532
11/30/2021	$31,152	$36,985	$27,163
12/31/2021	$31,576	$37,767	$28,263
1/31/2022	$28,804	$34,526	$26,670
2/28/2022	$27,648	$33,060	$25,938
3/31/2022	$28,486	$34,353	$26,813
4/30/2022	$25,395	$30,204	$24,423
5/31/2022	$25,207	$29,502	$24,386
6/30/2022	$23,048	$27,165	$22,343
7/31/2022	$25,431	$30,426	$24,424
8/31/2022	$24,287	$29,008	$23,487
9/30/2022	$22,093	$26,188	$21,314
10/31/2022	$23,555	$27,719	$23,023
11/30/2022	$24,393	$28,982	$24,268
12/31/2022	$22,809	$26,763	$22,857
1/31/2023	$24,490	$28,994	$24,390
2/28/2023	$23,687	$28,649	$23,809
3/31/2023	$25,032	$30,608	$24,562
4/30/2023	$25,163	$30,910	$24,867
5/31/2023	$26,414	$32,319	$24,983
6/30/2023	$28,040	$34,529	$26,670
7/31/2023	$29,123	$35,692	$27,587
8/31/2023	$28,955	$35,372	$27,104
9/30/2023	$27,162	$33,448	$25,831
10/31/2023	$26,657	$32,972	$25,206
11/30/2023	$29,665	$36,566	$27,560
12/31/2023	$30,829	$38,185	$28,921
1/31/2024	$32,164	$39,138	$29,324
2/29/2024	$34,795	$41,808	$30,908
3/31/2024	$35,310	$42,544	$31,899
4/30/2024	$33,517	$40,739	$30,541
5/31/2024	$34,833	$43,178	$31,980
6/30/2024	$36,892	$46,090	$33,038
7/31/2024	$36,072	$45,306	$33,519

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class Y	23.86%	15.17%	13.69%
Russell 1000 Growth Index	26.94%	18.41%	16.31%
Russell 1000 Index	21.50%	14.59%	12.86%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$804,364,148
# of Portfolio Holdings	83
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (includes Administration Fees)	$6,055,333

What is the Fund’s investment objective?

The Fund seeks capital appreciation.

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	9.8%
Amazon.com, Inc.	8.9
NVIDIA Corp.	6.2
Alphabet, Inc., Class C	5.2
Apple, Inc.	4.8

PACE® Large Co Growth Equity Investments

Class Y

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	39.6%
Consumer Discretionary	15.6%
Health Care	14.1%
Communication Services	13.1%
Financials	6.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Large Co Growth Equity Investments

S1806

Class Y

Annual Shareholder Report

July 31, 2024

PACE® Mortgage-Backed Securities Fixed Income Investments

Class A

PFXAX

Fund Overview

This annual shareholder report contains important information about PACE® Mortgage-Backed Securities Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.97%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• US duration curve positioning, within the 3-year and 5-year portions of the US yield curve, contributed to performance.

• Agency collateralized mortgage obligations (CMOs) and mortgage options contributed to performance.

• The use of money market instruments along with collateralized debt obligations (CDOs) contributed to performance.

What didn’t work:

• Exposure to Fannie Mae and Freddie Mac securities detracted from performance.

• Exposure to commercial mortgage-backed securities (CMBS) slightly detracted from performance.

During the reporting period, the Fund utilized derivatives including interest rate swaps, options, and futures on US Treasuries to manage US interest rate exposure and yield curve positioning. Mortgage pool options were used to manage interest rate and volatility risk within the sector. Money market futures were also used as a duration and cash management tool.

PACE® Mortgage-Backed Securities Fixed Income Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	Bloomberg US Mortgage-Backed Securities Index	Bloomberg US Aggregate Bond Index
7/31/2014	$9,625	$10,000	$10,000
8/31/2014	$9,698	$10,094	$10,110
9/30/2014	$9,674	$10,077	$10,042
10/31/2014	$9,748	$10,175	$10,140
11/30/2014	$9,814	$10,242	$10,212
12/31/2014	$9,820	$10,257	$10,222
1/31/2015	$9,900	$10,344	$10,436
2/28/2015	$9,875	$10,328	$10,338
3/31/2015	$9,918	$10,366	$10,386
4/30/2015	$9,925	$10,370	$10,349
5/31/2015	$9,911	$10,368	$10,324
6/30/2015	$9,854	$10,289	$10,211
7/31/2015	$9,900	$10,354	$10,282
8/31/2015	$9,895	$10,362	$10,268
9/30/2015	$9,957	$10,423	$10,337
10/31/2015	$9,953	$10,430	$10,339
11/30/2015	$9,924	$10,416	$10,311
12/31/2015	$9,912	$10,412	$10,278
1/31/2016	$10,031	$10,547	$10,420
2/29/2016	$10,037	$10,587	$10,494
3/31/2016	$10,091	$10,618	$10,590
4/30/2016	$10,138	$10,635	$10,630
5/31/2016	$10,164	$10,649	$10,633
6/30/2016	$10,258	$10,735	$10,824
7/31/2016	$10,273	$10,757	$10,893
8/31/2016	$10,274	$10,770	$10,880
9/30/2016	$10,320	$10,799	$10,874
10/31/2016	$10,298	$10,771	$10,791
11/30/2016	$10,085	$10,587	$10,535
12/31/2016	$10,099	$10,586	$10,550
1/31/2017	$10,104	$10,583	$10,571
2/28/2017	$10,166	$10,633	$10,642
3/31/2017	$10,163	$10,637	$10,636
4/30/2017	$10,223	$10,706	$10,719
5/31/2017	$10,279	$10,772	$10,801
6/30/2017	$10,247	$10,729	$10,790
7/31/2017	$10,303	$10,778	$10,837
8/31/2017	$10,383	$10,856	$10,934
9/30/2017	$10,366	$10,832	$10,882
10/31/2017	$10,358	$10,829	$10,888
11/30/2017	$10,333	$10,813	$10,874
12/31/2017	$10,367	$10,848	$10,924
1/31/2018	$10,219	$10,721	$10,798
2/28/2018	$10,140	$10,651	$10,696
3/31/2018	$10,173	$10,719	$10,764
4/30/2018	$10,123	$10,665	$10,684
5/31/2018	$10,182	$10,740	$10,761
6/30/2018	$10,193	$10,745	$10,747
7/31/2018	$10,187	$10,733	$10,750
8/31/2018	$10,239	$10,798	$10,819
9/30/2018	$10,183	$10,732	$10,749
10/31/2018	$10,111	$10,664	$10,664
11/30/2018	$10,196	$10,761	$10,728
12/31/2018	$10,358	$10,956	$10,925
1/31/2019	$10,453	$11,043	$11,041
2/28/2019	$10,448	$11,032	$11,035
3/31/2019	$10,605	$11,193	$11,247
4/30/2019	$10,591	$11,186	$11,250
5/31/2019	$10,706	$11,331	$11,449
6/30/2019	$10,787	$11,413	$11,593
7/31/2019	$10,826	$11,459	$11,619
8/31/2019	$10,882	$11,561	$11,920
9/30/2019	$10,915	$11,569	$11,856
10/31/2019	$10,961	$11,610	$11,892
11/30/2019	$10,972	$11,619	$11,886
12/31/2019	$11,001	$11,652	$11,878
1/31/2020	$11,063	$11,733	$12,106
2/29/2020	$11,155	$11,855	$12,324
3/31/2020	$11,134	$11,980	$12,251
4/30/2020	$11,318	$12,056	$12,469
5/31/2020	$11,383	$12,071	$12,527
6/30/2020	$11,416	$12,060	$12,606
7/31/2020	$11,478	$12,081	$12,795
8/31/2020	$11,511	$12,086	$12,691
9/30/2020	$11,507	$12,073	$12,684
10/31/2020	$11,519	$12,068	$12,628
11/30/2020	$11,549	$12,077	$12,752
12/31/2020	$11,605	$12,103	$12,769
1/31/2021	$11,660	$12,112	$12,678
2/28/2021	$11,596	$12,031	$12,495
3/31/2021	$11,527	$11,970	$12,338
4/30/2021	$11,569	$12,036	$12,436
5/31/2021	$11,546	$12,015	$12,477
6/30/2021	$11,553	$12,010	$12,564
7/31/2021	$11,616	$12,085	$12,705
8/31/2021	$11,611	$12,065	$12,681
9/30/2021	$11,588	$12,021	$12,571
10/31/2021	$11,549	$11,998	$12,567
11/30/2021	$11,507	$11,987	$12,604
12/31/2021	$11,505	$11,977	$12,572
1/31/2022	$11,325	$11,799	$12,301
2/28/2022	$11,181	$11,685	$12,164
3/31/2022	$10,829	$11,381	$11,826
4/30/2022	$10,416	$10,981	$11,377
5/31/2022	$10,549	$11,103	$11,451
6/30/2022	$10,299	$10,925	$11,271
7/31/2022	$10,658	$11,276	$11,547
8/31/2022	$10,282	$10,891	$11,220
9/30/2022	$9,696	$10,341	$10,735
10/31/2022	$9,563	$10,193	$10,596
11/30/2022	$9,957	$10,609	$10,986
12/31/2022	$9,928	$10,562	$10,937
1/31/2023	$10,262	$10,910	$11,273
2/28/2023	$9,994	$10,622	$10,982
3/31/2023	$10,173	$10,829	$11,260
4/30/2023	$10,237	$10,885	$11,329
5/31/2023	$10,147	$10,805	$11,205
6/30/2023	$10,121	$10,759	$11,165
7/31/2023	$10,121	$10,751	$11,158
8/31/2023	$10,033	$10,663	$11,086
9/30/2023	$9,706	$10,323	$10,805
10/31/2023	$9,473	$10,110	$10,634
11/30/2023	$9,994	$10,637	$11,116
12/31/2023	$10,420	$11,095	$11,541
1/31/2024	$10,369	$11,044	$11,510
2/29/2024	$10,223	$10,864	$11,347
3/31/2024	$10,334	$10,979	$11,452
4/30/2024	$10,024	$10,647	$11,162
5/31/2024	$10,236	$10,860	$11,352
6/30/2024	$10,341	$10,987	$11,459
7/31/2024	$10,615	$11,276	$11,727

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	4.89%	(0.39%)	0.98%
Class A with Load	0.91%	(1.14%)	0.60%
Bloomberg US Mortgage-Backed Securities Index	4.89%	(0.32%)	1.21%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$185,579,475
# of Portfolio Holdings	1,083
Portfolio Turnover Rate	977%
Total Advisory Fees Paid (includes Administration Fees)	$522,342

What is the Fund’s investment objective?

The Fund seeks current income.

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.000%	16.2%
Uniform Mortgage-Backed Security, TBA, 6.500%	11.5
Government National Mortgage Association, TBA, 3.000%	10.4
Uniform Mortgage-Backed Security, TBA, 6.000%	10.3
Uniform Mortgage-Backed Security, TBA, 5.000%	10.1

PACE® Mortgage-Backed Securities Fixed Income Investments

Class A

Top 5 Asset Classes (%)

Value	Value
U.S. government agency obligations	180.1%
Mortgage-backed securities	16.3%
Asset-backed securities	10.3%
U.S. Treasury obligations	5.3%
Investment companies	0.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Mortgage-Backed Securities Fixed Income Investments

S1790

Class A

Annual Shareholder Report

July 31, 2024

PACE® Mortgage-Backed Securities Fixed Income Investments

Class P

PCGTX

Fund Overview

This annual shareholder report contains important information about PACE® Mortgage-Backed Securities Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$74	0.72%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• US duration curve positioning, within the 3-year and 5-year portions of the US yield curve, contributed to performance.

• Agency collateralized mortgage obligations (CMOs) and mortgage options contributed to performance.

• The use of money market instruments along with collateralized debt obligations (CDOs) contributed to performance.

What didn’t work:

• Exposure to Fannie Mae and Freddie Mac securities detracted from performance.

• Exposure to commercial mortgage-backed securities (CMBS) slightly detracted from performance.

During the reporting period, the Fund utilized derivatives including interest rate swaps, options, and futures on US Treasuries to manage US interest rate exposure and yield curve positioning. Mortgage pool options were used to manage interest rate and volatility risk within the sector. Money market futures were also used as a duration and cash management tool.

PACE® Mortgage-Backed Securities Fixed Income Investments

Class P

Fund Overview

Fund Performance

	Class P	Bloomberg US Mortgage-Backed Securities Index	Bloomberg US Aggregate Bond Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,079	$10,094	$10,110
9/30/2014	$10,048	$10,077	$10,042
10/31/2014	$10,135	$10,175	$10,140
11/30/2014	$10,197	$10,242	$10,212
12/31/2014	$10,206	$10,257	$10,222
1/31/2015	$10,292	$10,344	$10,436
2/28/2015	$10,275	$10,328	$10,338
3/31/2015	$10,322	$10,366	$10,386
4/30/2015	$10,332	$10,370	$10,349
5/31/2015	$10,311	$10,368	$10,324
6/30/2015	$10,254	$10,289	$10,211
7/31/2015	$10,304	$10,354	$10,282
8/31/2015	$10,309	$10,362	$10,268
9/30/2015	$10,375	$10,423	$10,337
10/31/2015	$10,366	$10,430	$10,339
11/30/2015	$10,346	$10,416	$10,311
12/31/2015	$10,335	$10,412	$10,278
1/31/2016	$10,461	$10,547	$10,420
2/29/2016	$10,470	$10,587	$10,494
3/31/2016	$10,521	$10,618	$10,590
4/30/2016	$10,571	$10,635	$10,630
5/31/2016	$10,601	$10,649	$10,633
6/30/2016	$10,701	$10,735	$10,824
7/31/2016	$10,727	$10,757	$10,893
8/31/2016	$10,731	$10,770	$10,880
9/30/2016	$10,781	$10,799	$10,874
10/31/2016	$10,760	$10,771	$10,791
11/30/2016	$10,532	$10,587	$10,535
12/31/2016	$10,557	$10,586	$10,550
1/31/2017	$10,564	$10,583	$10,571
2/28/2017	$10,623	$10,633	$10,642
3/31/2017	$10,622	$10,637	$10,636
4/30/2017	$10,695	$10,706	$10,719
5/31/2017	$10,756	$10,772	$10,801
6/30/2017	$10,725	$10,729	$10,790
7/31/2017	$10,786	$10,778	$10,837
8/31/2017	$10,871	$10,856	$10,934
9/30/2017	$10,856	$10,832	$10,882
10/31/2017	$10,842	$10,829	$10,888
11/30/2017	$10,826	$10,813	$10,874
12/31/2017	$10,855	$10,848	$10,924
1/31/2018	$10,703	$10,721	$10,798
2/28/2018	$10,623	$10,651	$10,696
3/31/2018	$10,667	$10,719	$10,764
4/30/2018	$10,618	$10,665	$10,684
5/31/2018	$10,673	$10,740	$10,761
6/30/2018	$10,687	$10,745	$10,747
7/31/2018	$10,692	$10,733	$10,750
8/31/2018	$10,748	$10,798	$10,819
9/30/2018	$10,682	$10,732	$10,749
10/31/2018	$10,618	$10,664	$10,664
11/30/2018	$10,700	$10,761	$10,728
12/31/2018	$10,873	$10,956	$10,925
1/31/2019	$10,984	$11,043	$11,041
2/28/2019	$10,980	$11,032	$11,035
3/31/2019	$11,148	$11,193	$11,247
4/30/2019	$11,136	$11,186	$11,250
5/31/2019	$11,259	$11,331	$11,449
6/30/2019	$11,346	$11,413	$11,593
7/31/2019	$11,389	$11,459	$11,619
8/31/2019	$11,441	$11,561	$11,920
9/30/2019	$11,479	$11,569	$11,856
10/31/2019	$11,530	$11,610	$11,892
11/30/2019	$11,543	$11,619	$11,886
12/31/2019	$11,585	$11,652	$11,878
1/31/2020	$11,654	$11,733	$12,106
2/29/2020	$11,743	$11,855	$12,324
3/31/2020	$11,723	$11,980	$12,251
4/30/2020	$11,920	$12,056	$12,469
5/31/2020	$12,000	$12,071	$12,527
6/30/2020	$12,037	$12,060	$12,606
7/31/2020	$12,096	$12,081	$12,795
8/31/2020	$12,134	$12,086	$12,691
9/30/2020	$12,141	$12,073	$12,684
10/31/2020	$12,156	$12,068	$12,628
11/30/2020	$12,190	$12,077	$12,752
12/31/2020	$12,252	$12,103	$12,769
1/31/2021	$12,313	$12,112	$12,678
2/28/2021	$12,248	$12,031	$12,495
3/31/2021	$12,167	$11,970	$12,338
4/30/2021	$12,224	$12,036	$12,436
5/31/2021	$12,203	$12,015	$12,477
6/30/2021	$12,212	$12,010	$12,564
7/31/2021	$12,281	$12,085	$12,705
8/31/2021	$12,269	$12,065	$12,681
9/30/2021	$12,248	$12,021	$12,571
10/31/2021	$12,208	$11,998	$12,567
11/30/2021	$12,177	$11,987	$12,604
12/31/2021	$12,177	$11,977	$12,572
1/31/2022	$11,989	$11,799	$12,301
2/28/2022	$11,829	$11,685	$12,164
3/31/2022	$11,469	$11,381	$11,826
4/30/2022	$11,035	$10,981	$11,377
5/31/2022	$11,168	$11,103	$11,451
6/30/2022	$10,916	$10,925	$11,271
7/31/2022	$11,288	$11,276	$11,547
8/31/2022	$10,902	$10,891	$11,220
9/30/2022	$10,274	$10,341	$10,735
10/31/2022	$10,135	$10,193	$10,596
11/30/2022	$10,564	$10,609	$10,986
12/31/2022	$10,536	$10,562	$10,937
1/31/2023	$10,892	$10,910	$11,273
2/28/2023	$10,601	$10,622	$10,982
3/31/2023	$10,793	$10,829	$11,260
4/30/2023	$10,862	$10,885	$11,329
5/31/2023	$10,770	$10,805	$11,205
6/30/2023	$10,745	$10,759	$11,165
7/31/2023	$10,746	$10,751	$11,158
8/31/2023	$10,656	$10,663	$11,086
9/30/2023	$10,311	$10,323	$10,805
10/31/2023	$10,065	$10,110	$10,634
11/30/2023	$10,621	$10,637	$11,116
12/31/2023	$11,075	$11,095	$11,541
1/31/2024	$11,034	$11,044	$11,510
2/29/2024	$10,871	$10,864	$11,347
3/31/2024	$11,001	$10,979	$11,452
4/30/2024	$10,674	$10,647	$11,162
5/31/2024	$10,892	$10,860	$11,352
6/30/2024	$11,016	$10,987	$11,459
7/31/2024	$11,300	$11,276	$11,727

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class P	5.15%	(0.16%)	1.23%
Bloomberg US Mortgage-Backed Securities Index	4.89%	(0.32%)	1.21%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$185,579,475
# of Portfolio Holdings	1,083
Portfolio Turnover Rate	977%
Total Advisory Fees Paid (includes Administration Fees)	$522,342

What is the Fund’s investment objective?

The Fund seeks current income.

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.000%	16.2%
Uniform Mortgage-Backed Security, TBA, 6.500%	11.5
Government National Mortgage Association, TBA, 3.000%	10.4
Uniform Mortgage-Backed Security, TBA, 6.000%	10.3
Uniform Mortgage-Backed Security, TBA, 5.000%	10.1

PACE® Mortgage-Backed Securities Fixed Income Investments

Class P

Top 5 Asset Classes (%)

Value	Value
U.S. government agency obligations	180.1%
Mortgage-backed securities	16.3%
Asset-backed securities	10.3%
U.S. Treasury obligations	5.3%
Investment companies	0.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Mortgage-Backed Securities Fixed Income Investments

S1791

Class P

Annual Shareholder Report

July 31, 2024

PACE® Mortgage-Backed Securities Fixed Income Investments

Class Y

PFXYX

Fund Overview

This annual shareholder report contains important information about PACE® Mortgage-Backed Securities Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$74	0.72%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• US duration curve positioning, within the 3-year and 5-year portions of the US yield curve, contributed to performance.

• Agency collateralized mortgage obligations (CMOs) and mortgage options contributed to performance.

• The use of money market instruments along with collateralized debt obligations (CDOs) contributed to performance.

What didn’t work:

• Exposure to Fannie Mae and Freddie Mac securities detracted from performance.

• Exposure to commercial mortgage-backed securities (CMBS) slightly detracted from performance.

During the reporting period, the Fund utilized derivatives including interest rate swaps, options, and futures on US Treasuries to manage US interest rate exposure and yield curve positioning. Mortgage pool options were used to manage interest rate and volatility risk within the sector. Money market futures were also used as a duration and cash management tool.

PACE® Mortgage-Backed Securities Fixed Income Investments

Class Y

Fund Overview

Fund Performance

	Class Y	Bloomberg US Mortgage-Backed Securities Index	Bloomberg US Aggregate Bond Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,079	$10,094	$10,110
9/30/2014	$10,055	$10,077	$10,042
10/31/2014	$10,135	$10,175	$10,140
11/30/2014	$10,205	$10,242	$10,212
12/31/2014	$10,214	$10,257	$10,222
1/31/2015	$10,300	$10,344	$10,436
2/28/2015	$10,283	$10,328	$10,338
3/31/2015	$10,322	$10,366	$10,386
4/30/2015	$10,332	$10,370	$10,349
5/31/2015	$10,319	$10,368	$10,324
6/30/2015	$10,262	$10,289	$10,211
7/31/2015	$10,312	$10,354	$10,282
8/31/2015	$10,318	$10,362	$10,268
9/30/2015	$10,376	$10,423	$10,337
10/31/2015	$10,374	$10,430	$10,339
11/30/2015	$10,346	$10,416	$10,311
12/31/2015	$10,336	$10,412	$10,278
1/31/2016	$10,470	$10,547	$10,420
2/29/2016	$10,478	$10,587	$10,494
3/31/2016	$10,529	$10,618	$10,590
4/30/2016	$10,580	$10,635	$10,630
5/31/2016	$10,610	$10,649	$10,633
6/30/2016	$10,710	$10,735	$10,824
7/31/2016	$10,727	$10,757	$10,893
8/31/2016	$10,732	$10,770	$10,880
9/30/2016	$10,782	$10,799	$10,874
10/31/2016	$10,760	$10,771	$10,791
11/30/2016	$10,541	$10,587	$10,535
12/31/2016	$10,557	$10,586	$10,550
1/31/2017	$10,565	$10,583	$10,571
2/28/2017	$10,631	$10,633	$10,642
3/31/2017	$10,631	$10,637	$10,636
4/30/2017	$10,695	$10,706	$10,719
5/31/2017	$10,765	$10,772	$10,801
6/30/2017	$10,733	$10,729	$10,790
7/31/2017	$10,794	$10,778	$10,837
8/31/2017	$10,872	$10,856	$10,934
9/30/2017	$10,856	$10,832	$10,882
10/31/2017	$10,850	$10,829	$10,888
11/30/2017	$10,826	$10,813	$10,874
12/31/2017	$10,864	$10,848	$10,924
1/31/2018	$10,712	$10,721	$10,798
2/28/2018	$10,631	$10,651	$10,696
3/31/2018	$10,668	$10,719	$10,764
4/30/2018	$10,618	$10,665	$10,684
5/31/2018	$10,682	$10,740	$10,761
6/30/2018	$10,696	$10,745	$10,747
7/31/2018	$10,701	$10,733	$10,750
8/31/2018	$10,749	$10,798	$10,819
9/30/2018	$10,691	$10,732	$10,749
10/31/2018	$10,618	$10,664	$10,664
11/30/2018	$10,709	$10,761	$10,728
12/31/2018	$10,882	$10,956	$10,925
1/31/2019	$10,984	$11,043	$11,041
2/28/2019	$10,981	$11,032	$11,035
3/31/2019	$11,148	$11,193	$11,247
4/30/2019	$11,136	$11,186	$11,250
5/31/2019	$11,268	$11,331	$11,449
6/30/2019	$11,346	$11,413	$11,593
7/31/2019	$11,390	$11,459	$11,619
8/31/2019	$11,451	$11,561	$11,920
9/30/2019	$11,489	$11,569	$11,856
10/31/2019	$11,540	$11,610	$11,892
11/30/2019	$11,553	$11,619	$11,886
12/31/2019	$11,595	$11,652	$11,878
1/31/2020	$11,655	$11,733	$12,106
2/29/2020	$11,753	$11,855	$12,324
3/31/2020	$11,733	$11,980	$12,251
4/30/2020	$11,931	$12,056	$12,469
5/31/2020	$12,010	$12,071	$12,527
6/30/2020	$12,048	$12,060	$12,606
7/31/2020	$12,106	$12,081	$12,795
8/31/2020	$12,144	$12,086	$12,691
9/30/2020	$12,152	$12,073	$12,684
10/31/2020	$12,157	$12,068	$12,628
11/30/2020	$12,201	$12,077	$12,752
12/31/2020	$12,262	$12,103	$12,769
1/31/2021	$12,314	$12,112	$12,678
2/28/2021	$12,249	$12,031	$12,495
3/31/2021	$12,178	$11,970	$12,338
4/30/2021	$12,225	$12,036	$12,436
5/31/2021	$12,204	$12,015	$12,477
6/30/2021	$12,213	$12,010	$12,564
7/31/2021	$12,282	$12,085	$12,705
8/31/2021	$12,280	$12,065	$12,681
9/30/2021	$12,259	$12,021	$12,571
10/31/2021	$12,219	$11,998	$12,567
11/30/2021	$12,178	$11,987	$12,604
12/31/2021	$12,178	$11,977	$12,572
1/31/2022	$11,990	$11,799	$12,301
2/28/2022	$11,840	$11,685	$12,164
3/31/2022	$11,469	$11,381	$11,826
4/30/2022	$11,035	$10,981	$11,377
5/31/2022	$11,178	$11,103	$11,451
6/30/2022	$10,916	$10,925	$11,271
7/31/2022	$11,298	$11,276	$11,547
8/31/2022	$10,902	$10,891	$11,220
9/30/2022	$10,283	$10,341	$10,735
10/31/2022	$10,144	$10,193	$10,596
11/30/2022	$10,564	$10,609	$10,986
12/31/2022	$10,535	$10,562	$10,937
1/31/2023	$10,892	$10,910	$11,273
2/28/2023	$10,610	$10,622	$10,982
3/31/2023	$10,802	$10,829	$11,260
4/30/2023	$10,872	$10,885	$11,329
5/31/2023	$10,770	$10,805	$11,205
6/30/2023	$10,754	$10,759	$11,165
7/31/2023	$10,746	$10,751	$11,158
8/31/2023	$10,665	$10,663	$11,086
9/30/2023	$10,310	$10,323	$10,805
10/31/2023	$10,074	$10,110	$10,634
11/30/2023	$10,631	$10,637	$11,116
12/31/2023	$11,086	$11,095	$11,541
1/31/2024	$11,034	$11,044	$11,510
2/29/2024	$10,881	$10,864	$11,347
3/31/2024	$11,001	$10,979	$11,452
4/30/2024	$10,674	$10,647	$11,162
5/31/2024	$10,902	$10,860	$11,352
6/30/2024	$11,015	$10,987	$11,459
7/31/2024	$11,310	$11,276	$11,727

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class Y	5.25%	(0.14%)	1.24%
Bloomberg US Mortgage-Backed Securities Index	4.89%	(0.32%)	1.21%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$185,579,475
# of Portfolio Holdings	1,083
Portfolio Turnover Rate	977%
Total Advisory Fees Paid (includes Administration Fees)	$522,342

What is the Fund’s investment objective?

The Fund seeks current income.

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.000%	16.2%
Uniform Mortgage-Backed Security, TBA, 6.500%	11.5
Government National Mortgage Association, TBA, 3.000%	10.4
Uniform Mortgage-Backed Security, TBA, 6.000%	10.3
Uniform Mortgage-Backed Security, TBA, 5.000%	10.1

PACE® Mortgage-Backed Securities Fixed Income Investments

Class Y

Top 5 Asset Classes (%)

Value	Value
U.S. government agency obligations	180.1%
Mortgage-backed securities	16.3%
Asset-backed securities	10.3%
U.S. Treasury obligations	5.3%
Investment companies	0.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Mortgage-Backed Securities Fixed Income Investments

S1792

Class Y

Annual Shareholder Report

July 31, 2024

PACE® Small/Medium Co Growth Equity Investments

Class A

PQUAX

Fund Overview

This annual shareholder report contains important information about PACE® Small/Medium Co Growth Equity Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.28%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within utilities and financials added value.

• On a stock level, Vertiv Holdings, Vistra Corp., and Medpace Holdings were among the top contributors.

• On a factor level, a tilt towards the momentum factor was rewarded.

What didn’t work:

• Security selection within information technology and consumer discretionary detracted.

• On a stock level, Five Below, DoubleVerify, and Paylocity were among the main detractors.

• On a factor level, a tilt towards below-benchmark market capitalization stocks detracted.

The Fund did not invest in derivatives during the reporting period.

PACE® Small/Medium Co Growth Equity Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	Russell 2500 Growth Index	Russell 3000 Index TR (USD)
7/31/2014	$9,449	$10,000	$10,000
8/31/2014	$9,832	$10,549	$10,420
9/30/2014	$9,444	$10,087	$10,202
10/31/2014	$10,000	$10,531	$10,483
11/30/2014	$10,067	$10,706	$10,737
12/31/2014	$10,272	$10,842	$10,737
1/31/2015	$9,943	$10,675	$10,438
2/28/2015	$10,702	$11,461	$11,043
3/31/2015	$10,858	$11,649	$10,930
4/30/2015	$10,602	$11,406	$10,980
5/31/2015	$10,814	$11,758	$11,132
6/30/2015	$11,210	$11,720	$10,945
7/31/2015	$11,417	$11,859	$11,128
8/31/2015	$10,657	$11,028	$10,457
9/30/2015	$9,965	$10,425	$10,152
10/31/2015	$10,378	$10,970	$10,954
11/30/2015	$10,590	$11,218	$11,014
12/31/2015	$10,039	$10,822	$10,788
1/31/2016	$8,915	$9,752	$10,180
2/29/2016	$8,646	$9,781	$10,176
3/31/2016	$9,318	$10,534	$10,893
4/30/2016	$9,417	$10,635	$10,960
5/31/2016	$9,706	$10,899	$11,156
6/30/2016	$9,671	$10,818	$11,179
7/31/2016	$10,138	$11,461	$11,623
8/31/2016	$10,187	$11,541	$11,653
9/30/2016	$10,300	$11,574	$11,671
10/31/2016	$9,650	$10,970	$11,419
11/30/2016	$10,392	$11,769	$11,930
12/31/2016	$10,350	$11,875	$12,162
1/31/2017	$10,640	$12,156	$12,391
2/28/2017	$10,937	$12,525	$12,852
3/31/2017	$11,177	$12,617	$12,861
4/30/2017	$11,424	$12,839	$12,997
5/31/2017	$11,636	$12,845	$13,130
6/30/2017	$11,820	$13,137	$13,249
7/31/2017	$11,870	$13,312	$13,498
8/31/2017	$11,693	$13,338	$13,524
9/30/2017	$12,089	$13,896	$13,854
10/31/2017	$12,350	$14,268	$14,157
11/30/2017	$12,782	$14,739	$14,586
12/31/2017	$12,733	$14,779	$14,732
1/31/2018	$13,452	$15,516	$15,509
2/28/2018	$13,324	$15,007	$14,937
3/31/2018	$13,474	$15,130	$14,637
4/30/2018	$13,422	$15,034	$14,693
5/31/2018	$14,298	$15,834	$15,108
6/30/2018	$14,619	$15,966	$15,207
7/31/2018	$14,634	$16,265	$15,711
8/31/2018	$16,229	$17,364	$16,263
9/30/2018	$15,899	$17,111	$16,290
10/31/2018	$14,065	$15,055	$15,090
11/30/2018	$14,350	$15,340	$15,393
12/31/2018	$12,749	$13,675	$13,960
1/31/2019	$14,179	$15,304	$15,158
2/28/2019	$15,071	$16,312	$15,691
3/31/2019	$14,817	$16,272	$15,920
4/30/2019	$15,281	$16,841	$16,556
5/31/2019	$14,215	$15,722	$15,485
6/30/2019	$15,144	$16,946	$16,572
7/31/2019	$15,317	$17,210	$16,819
8/31/2019	$14,826	$16,721	$16,476
9/30/2019	$14,580	$16,407	$16,765
10/31/2019	$14,789	$16,828	$17,126
11/30/2019	$15,618	$17,974	$17,777
12/31/2019	$15,792	$18,141	$18,290
1/31/2020	$15,696	$18,160	$18,270
2/29/2020	$14,691	$16,929	$16,774
3/31/2020	$11,975	$13,929	$14,468
4/30/2020	$13,889	$16,162	$16,384
5/31/2020	$15,354	$17,850	$17,260
6/30/2020	$16,017	$18,507	$17,655
7/31/2020	$16,915	$19,520	$18,657
8/31/2020	$17,546	$20,398	$20,009
9/30/2020	$16,979	$20,242	$19,280
10/31/2020	$17,332	$20,480	$18,864
11/30/2020	$19,898	$23,463	$21,159
12/31/2020	$21,872	$25,482	$22,111
1/31/2021	$22,561	$26,194	$22,012
2/28/2021	$23,984	$27,017	$22,700
3/31/2021	$23,743	$26,116	$23,514
4/30/2021	$24,649	$27,033	$24,726
5/31/2021	$24,121	$26,282	$24,839
6/30/2021	$25,177	$27,692	$25,452
7/31/2021	$24,925	$27,093	$25,882
8/31/2021	$25,682	$27,771	$26,620
9/30/2021	$24,856	$26,714	$25,426
10/31/2021	$26,118	$28,084	$27,145
11/30/2021	$24,534	$26,637	$26,732
12/31/2021	$24,938	$26,767	$27,785
1/31/2022	$21,821	$23,236	$26,150
2/28/2022	$21,516	$23,306	$25,491
3/31/2022	$21,767	$23,474	$26,318
4/30/2022	$19,564	$20,793	$23,956
5/31/2022	$19,008	$20,289	$23,924
6/30/2022	$17,647	$18,885	$21,923
7/31/2022	$19,295	$21,039	$23,979
8/31/2022	$19,062	$20,639	$23,084
9/30/2022	$17,611	$18,862	$20,944
10/31/2022	$19,008	$20,394	$22,661
11/30/2022	$19,205	$21,001	$23,844
12/31/2022	$18,292	$19,751	$22,448
1/31/2023	$19,886	$21,728	$23,994
2/28/2023	$19,743	$21,385	$23,433
3/31/2023	$19,564	$21,044	$24,060
4/30/2023	$19,134	$20,778	$24,316
5/31/2023	$18,972	$20,755	$24,411
6/30/2023	$20,513	$22,394	$26,078
7/31/2023	$21,301	$23,142	$27,013
8/31/2023	$20,406	$22,200	$26,491
9/30/2023	$19,152	$20,863	$25,229
10/31/2023	$17,593	$19,415	$24,560
11/30/2023	$19,295	$21,135	$26,851
12/31/2023	$21,158	$23,490	$28,275
1/31/2024	$20,764	$22,959	$28,588
2/29/2024	$22,233	$24,819	$30,136
3/31/2024	$22,681	$25,489	$31,108
4/30/2024	$20,854	$23,590	$29,739
5/31/2024	$21,481	$24,546	$31,144
6/30/2024	$21,194	$24,415	$32,108
7/31/2024	$22,251	$25,902	$32,705

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	4.46%	7.75%	8.94%
Class A with Load	(1.27%)	6.54%	8.33%
Russell 2500 Growth Index	11.93%	8.52%	9.98%
Russell 3000 Index TR (USD)	21.07%	14.23%	12.58%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$270,431,240
# of Portfolio Holdings	346
Portfolio Turnover Rate	87%
Total Advisory Fees Paid (includes Administration Fees)	$2,028,692

What is the Fund’s investment objective?

The Fund seeks capital appreciation.

Top 5 Holdings (% of Net Assets)

Kinsale Capital Group, Inc.	2.0%
Freshpet, Inc.	1.9
Grand Canyon Education, Inc.	1.8
SPS Commerce, Inc.	1.8
Medpace Holdings, Inc.	1.7

PACE® Small/Medium Co Growth Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	24.8%
Health Care	24.2%
Industrials	21.6%
Consumer Discretionary	10.6%
Financials	7.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Small/Medium Co Growth Equity Investments

S1813

Class A

Annual Shareholder Report

July 31, 2024

PACE® Small/Medium Co Growth Equity Investments

Class P

PCSGX

Fund Overview

This annual shareholder report contains important information about PACE® Small/Medium Co Growth Equity Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$111	1.08%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within utilities and financials added value.

• On a stock level, Vertiv Holdings, Vistra Corp., and Medpace Holdings were among the top contributors.

• On a factor level, a tilt towards the momentum factor was rewarded.

What didn’t work:

• Security selection within information technology and consumer discretionary detracted.

• On a stock level, Five Below, DoubleVerify, and Paylocity were among the main detractors.

• On a factor level, a tilt towards below-benchmark market capitalization stocks detracted.

The Fund did not invest in derivatives during the reporting period.

PACE® Small/Medium Co Growth Equity Investments

Class P

Fund Overview

Fund Performance

	Class P	Russell 2500 Growth Index	Russell 3000 Index TR (USD)
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,410	$10,549	$10,420
9/30/2014	$10,000	$10,087	$10,202
10/31/2014	$10,586	$10,531	$10,483
11/30/2014	$10,659	$10,706	$10,737
12/31/2014	$10,872	$10,842	$10,737
1/31/2015	$10,533	$10,675	$10,438
2/28/2015	$11,330	$11,461	$11,043
3/31/2015	$11,500	$11,649	$10,930
4/30/2015	$11,228	$11,406	$10,980
5/31/2015	$11,449	$11,758	$11,132
6/30/2015	$11,873	$11,720	$10,945
7/31/2015	$12,093	$11,859	$11,128
8/31/2015	$11,291	$11,028	$10,457
9/30/2015	$10,556	$10,425	$10,152
10/31/2015	$10,997	$10,970	$10,954
11/30/2015	$11,223	$11,218	$11,014
12/31/2015	$10,642	$10,822	$10,788
1/31/2016	$9,454	$9,752	$10,180
2/29/2016	$9,164	$9,781	$10,176
3/31/2016	$9,878	$10,534	$10,893
4/30/2016	$9,977	$10,635	$10,960
5/31/2016	$10,288	$10,899	$11,156
6/30/2016	$10,260	$10,818	$11,179
7/31/2016	$10,755	$11,461	$11,623
8/31/2016	$10,804	$11,541	$11,653
9/30/2016	$10,925	$11,574	$11,671
10/31/2016	$10,239	$10,970	$11,419
11/30/2016	$11,031	$11,769	$11,930
12/31/2016	$10,981	$11,875	$12,162
1/31/2017	$11,292	$12,156	$12,391
2/28/2017	$11,603	$12,525	$12,852
3/31/2017	$11,865	$12,617	$12,861
4/30/2017	$12,134	$12,839	$12,997
5/31/2017	$12,353	$12,845	$13,130
6/30/2017	$12,551	$13,137	$13,249
7/31/2017	$12,600	$13,312	$13,498
8/31/2017	$12,417	$13,338	$13,524
9/30/2017	$12,841	$13,896	$13,854
10/31/2017	$13,124	$14,268	$14,157
11/30/2017	$13,576	$14,739	$14,586
12/31/2017	$13,527	$14,779	$14,732
1/31/2018	$14,288	$15,516	$15,509
2/28/2018	$14,162	$15,007	$14,937
3/31/2018	$14,318	$15,130	$14,637
4/30/2018	$14,274	$15,034	$14,693
5/31/2018	$15,199	$15,834	$15,108
6/30/2018	$15,542	$15,966	$15,207
7/31/2018	$15,557	$16,265	$15,711
8/31/2018	$17,258	$17,364	$16,263
9/30/2018	$16,915	$17,111	$16,290
10/31/2018	$14,967	$15,055	$15,090
11/30/2018	$15,266	$15,340	$15,393
12/31/2018	$13,567	$13,675	$13,960
1/31/2019	$15,090	$15,304	$15,158
2/28/2019	$16,039	$16,312	$15,691
3/31/2019	$15,770	$16,272	$15,920
4/30/2019	$16,263	$16,841	$16,556
5/31/2019	$15,134	$15,722	$15,485
6/30/2019	$16,128	$16,946	$16,572
7/31/2019	$16,308	$17,210	$16,819
8/31/2019	$15,788	$16,721	$16,476
9/30/2019	$15,528	$16,407	$16,765
10/31/2019	$15,752	$16,828	$17,126
11/30/2019	$16,648	$17,974	$17,777
12/31/2019	$16,829	$18,141	$18,290
1/31/2020	$16,736	$18,160	$18,270
2/29/2020	$15,657	$16,929	$16,774
3/31/2020	$12,762	$13,929	$14,468
4/30/2020	$14,816	$16,162	$16,384
5/31/2020	$16,373	$17,850	$17,260
6/30/2020	$17,078	$18,507	$17,655
7/31/2020	$18,043	$19,520	$18,657
8/31/2020	$18,717	$20,398	$20,009
9/30/2020	$18,116	$20,242	$19,280
10/31/2020	$18,489	$20,480	$18,864
11/30/2020	$21,239	$23,463	$21,159
12/31/2020	$23,341	$25,482	$22,111
1/31/2021	$24,082	$26,194	$22,012
2/28/2021	$25,597	$27,017	$22,700
3/31/2021	$25,343	$26,116	$23,514
4/30/2021	$26,327	$27,033	$24,726
5/31/2021	$25,763	$26,282	$24,839
6/30/2021	$26,881	$27,692	$25,452
7/31/2021	$26,626	$27,093	$25,882
8/31/2021	$27,434	$27,771	$26,620
9/30/2021	$26,571	$26,714	$25,426
10/31/2021	$27,920	$28,084	$27,145
11/30/2021	$26,228	$26,637	$26,732
12/31/2021	$26,667	$26,767	$27,785
1/31/2022	$23,327	$23,236	$26,150
2/28/2022	$23,000	$23,306	$25,491
3/31/2022	$23,278	$23,474	$26,318
4/30/2022	$20,921	$20,793	$23,956
5/31/2022	$20,332	$20,289	$23,924
6/30/2022	$18,891	$18,885	$21,923
7/31/2022	$20,643	$21,039	$23,979
8/31/2022	$20,397	$20,639	$23,084
9/30/2022	$18,842	$18,862	$20,944
10/31/2022	$20,348	$20,394	$22,661
11/30/2022	$20,561	$21,001	$23,844
12/31/2022	$19,579	$19,751	$22,448
1/31/2023	$21,297	$21,728	$23,994
2/28/2023	$21,134	$21,385	$23,433
3/31/2023	$20,954	$21,044	$24,060
4/30/2023	$20,512	$20,778	$24,316
5/31/2023	$20,332	$20,755	$24,411
6/30/2023	$21,969	$22,394	$26,078
7/31/2023	$22,836	$23,142	$27,013
8/31/2023	$21,887	$22,200	$26,491
9/30/2023	$20,544	$20,863	$25,229
10/31/2023	$18,858	$19,415	$24,560
11/30/2023	$20,692	$21,135	$26,851
12/31/2023	$22,689	$23,490	$28,275
1/31/2024	$22,263	$22,959	$28,588
2/29/2024	$23,868	$24,819	$30,136
3/31/2024	$24,342	$25,489	$31,108
4/30/2024	$22,394	$23,590	$29,739
5/31/2024	$23,065	$24,546	$31,144
6/30/2024	$22,754	$24,415	$32,108
7/31/2024	$23,900	$25,902	$32,705

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class P	4.66%	7.95%	9.10%
Russell 2500 Growth Index	11.93%	8.52%	9.98%
Russell 3000 Index TR (USD)	21.07%	14.23%	12.58%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$270,431,240
# of Portfolio Holdings	346
Portfolio Turnover Rate	87%
Total Advisory Fees Paid (includes Administration Fees)	$2,028,692

What is the Fund’s investment objective?

The Fund seeks capital appreciation.

Top 5 Holdings (% of Net Assets)

Kinsale Capital Group, Inc.	2.0%
Freshpet, Inc.	1.9
Grand Canyon Education, Inc.	1.8
SPS Commerce, Inc.	1.8
Medpace Holdings, Inc.	1.7

PACE® Small/Medium Co Growth Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	24.8%
Health Care	24.2%
Industrials	21.6%
Consumer Discretionary	10.6%
Financials	7.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Small/Medium Co Growth Equity Investments

S1814

Class P

Annual Shareholder Report

July 31, 2024

PACE® Small/Medium Co Value Equity Investments

Class A

PEVAX

Fund Overview

This annual shareholder report contains important information about PACE® Small/Medium Co Value Equity Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.29%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within financials and consumer staples added value.

• On a sector level, allocation was positive due to underweights to communication services and real estate.

• On a stock level, Varonis Systems, Mohawk Industries, and Viper Energy were among the top contributors.

What didn’t work:

• Security selection within materials and consumer discretionary detracted.

• On a factor level, the underweight to price-to-book factor was a negative for performance.

• On a stock level, Treehouse Foods, Envista Holdings, and Leslie’s were among the top detractors.

The Fund did not invest in derivatives during the reporting period.

PACE® Small/Medium Co Value Equity Investments

Class A

Fund Overview

This report describes changes to the Fund that occurred during the reporting period.

Fund Performance

	Class A with Load	Russell 2500 Value Index	Russell 3000 Index TR (USD)
7/31/2014	$9,451	$10,000	$10,000
8/31/2014	$9,850	$10,443	$10,420
9/30/2014	$9,327	$9,833	$10,202
10/31/2014	$9,614	$10,271	$10,483
11/30/2014	$9,781	$10,283	$10,737
12/31/2014	$9,878	$10,432	$10,737
1/31/2015	$9,493	$10,168	$10,438
2/28/2015	$10,068	$10,638	$11,043
3/31/2015	$10,312	$10,746	$10,930
4/30/2015	$10,175	$10,593	$10,980
5/31/2015	$10,326	$10,723	$11,132
6/30/2015	$10,336	$10,610	$10,945
7/31/2015	$10,146	$10,453	$11,128
8/31/2015	$9,619	$9,944	$10,457
9/30/2015	$9,210	$9,593	$10,152
10/31/2015	$9,887	$10,162	$10,954
11/30/2015	$10,107	$10,333	$11,014
12/31/2015	$9,565	$9,860	$10,788
1/31/2016	$8,909	$9,255	$10,180
2/29/2016	$8,969	$9,355	$10,176
3/31/2016	$9,800	$10,188	$10,893
4/30/2016	$9,909	$10,386	$10,960
5/31/2016	$10,100	$10,570	$11,156
6/30/2016	$9,942	$10,633	$11,179
7/31/2016	$10,308	$11,117	$11,623
8/31/2016	$10,543	$11,216	$11,653
9/30/2016	$10,516	$11,290	$11,671
10/31/2016	$10,270	$10,952	$11,419
11/30/2016	$11,385	$12,002	$11,930
12/31/2016	$11,733	$12,344	$12,162
1/31/2017	$11,789	$12,412	$12,391
2/28/2017	$12,051	$12,643	$12,852
3/31/2017	$11,966	$12,545	$12,861
4/30/2017	$11,909	$12,532	$12,997
5/31/2017	$11,602	$12,260	$13,130
6/30/2017	$11,846	$12,585	$13,249
7/31/2017	$11,880	$12,683	$13,498
8/31/2017	$11,721	$12,463	$13,524
9/30/2017	$12,273	$13,067	$13,854
10/31/2017	$12,312	$13,139	$14,157
11/30/2017	$12,653	$13,569	$14,586
12/31/2017	$12,811	$13,623	$14,732
1/31/2018	$13,104	$13,795	$15,509
2/28/2018	$12,473	$13,118	$14,937
3/31/2018	$12,467	$13,262	$14,637
4/30/2018	$12,511	$13,406	$14,693
5/31/2018	$13,034	$13,957	$15,108
6/30/2018	$13,123	$14,031	$15,207
7/31/2018	$13,416	$14,310	$15,711
8/31/2018	$13,767	$14,635	$16,263
9/30/2018	$13,537	$14,406	$16,290
10/31/2018	$12,154	$13,175	$15,090
11/30/2018	$12,275	$13,423	$15,393
12/31/2018	$10,659	$11,940	$13,960
1/31/2019	$11,805	$13,274	$15,158
2/28/2019	$12,385	$13,688	$15,691
3/31/2019	$12,256	$13,506	$15,920
4/30/2019	$12,890	$13,979	$16,556
5/31/2019	$11,751	$12,925	$15,485
6/30/2019	$12,495	$13,761	$16,572
7/31/2019	$12,788	$13,851	$16,819
8/31/2019	$12,181	$13,176	$16,476
9/30/2019	$12,665	$13,779	$16,765
10/31/2019	$12,720	$13,978	$17,126
11/30/2019	$12,952	$14,321	$17,777
12/31/2019	$13,390	$14,753	$18,290
1/31/2020	$12,950	$14,216	$18,270
2/29/2020	$11,734	$12,845	$16,774
3/31/2020	$8,787	$9,642	$14,468
4/30/2020	$10,140	$10,917	$16,384
5/31/2020	$10,786	$11,416	$17,260
6/30/2020	$11,102	$11,628	$17,655
7/31/2020	$11,597	$11,978	$18,657
8/31/2020	$12,009	$12,522	$20,009
9/30/2020	$11,322	$12,040	$19,280
10/31/2020	$11,858	$12,312	$18,864
11/30/2020	$14,035	$14,466	$21,159
12/31/2020	$14,978	$15,473	$22,111
1/31/2021	$15,392	$15,814	$22,012
2/28/2021	$16,752	$17,222	$22,700
3/31/2021	$17,601	$18,076	$23,514
4/30/2021	$18,423	$18,852	$24,726
5/31/2021	$18,761	$19,235	$24,839
6/30/2021	$18,581	$18,981	$25,452
7/31/2021	$18,174	$18,703	$25,882
8/31/2021	$18,423	$19,098	$26,620
9/30/2021	$17,857	$18,588	$25,426
10/31/2021	$18,236	$19,471	$27,145
11/30/2021	$17,712	$18,793	$26,732
12/31/2021	$18,800	$19,771	$27,785
1/31/2022	$17,925	$18,766	$26,150
2/28/2022	$18,095	$19,072	$25,491
3/31/2022	$18,176	$19,474	$26,318
4/30/2022	$17,018	$18,154	$23,956
5/31/2022	$17,342	$18,502	$23,924
6/30/2022	$15,730	$16,477	$21,923
7/31/2022	$17,099	$18,072	$23,979
8/31/2022	$16,751	$17,505	$23,084
9/30/2022	$15,163	$15,735	$20,944
10/31/2022	$16,913	$17,396	$22,661
11/30/2022	$17,358	$18,270	$23,844
12/31/2022	$16,275	$17,184	$22,448
1/31/2023	$17,775	$18,901	$23,994
2/28/2023	$17,415	$18,366	$23,433
3/31/2023	$16,305	$17,424	$24,060
4/30/2023	$16,085	$17,192	$24,316
5/31/2023	$15,465	$16,701	$24,411
6/30/2023	$16,665	$18,186	$26,078
7/31/2023	$17,595	$19,252	$27,013
8/31/2023	$17,165	$18,510	$26,491
9/30/2023	$16,355	$17,520	$25,229
10/31/2023	$15,525	$16,537	$24,560
11/30/2023	$16,805	$18,037	$26,851
12/31/2023	$18,279	$19,930	$28,275
1/31/2024	$17,817	$19,371	$28,588
2/29/2024	$18,651	$20,148	$30,136
3/31/2024	$19,355	$21,140	$31,108
4/30/2024	$18,149	$19,811	$29,739
5/31/2024	$18,923	$20,646	$31,144
6/30/2024	$18,410	$20,230	$32,108
7/31/2024	$19,687	$21,868	$32,705

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	11.89%	9.01%	7.61%
Class A with Load	5.76%	7.79%	7.01%
Russell 2500 Value Index	13.59%	9.56%	8.14%
Russell 3000 Index TR (USD)	21.07%	14.23%	12.58%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$303,113,655
# of Portfolio Holdings	180
Portfolio Turnover Rate	119%
Total Advisory Fees Paid (includes Administration Fees)	$2,167,047

What is the Fund’s investment objective?

The Fund seeks capital appreciation.

Top 5 Holdings (% of Net Assets)

Mohawk Industries, Inc.	1.9%
CACI International, Inc., Class A	1.4
ManpowerGroup, Inc.	1.3
Tapestry, Inc.	1.2
Korn Ferry	1.1

PACE® Small/Medium Co Value Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Industrials	26.7%
Financials	17.5%
Consumer Discretionary	14.8%
Information Technology	8.6%
Materials	7.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2023.

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”) (formerly known as UBS Asset Management (Americas) Inc.), the investment advisor, the Board of Trustees (the “Board”) terminated Huber Capital Management, LLC effective as of the close of business on December 19, 2023. In addition, at the recommendation of UBS AM , the Board appointed Victory Capital Management Inc., through its business unit branded as Integrity Asset Management (“Victory”), and ARGA Investment Management, LP (“ARGA”) to serve as new subadvisors. Each assumed investment advisory responsibility with respect to a separate portion of the portfolio effective December 19, 2023.

Additionally, at the recommendation of UBS AM, the Board terminated Sapience Investments LLC (“Sapience”) effective as of the close of business on May 14, 2024. The portion that Sapience had been managing was redistributed to other existing sub-advisors within the fund.

PACE® Small/Medium Co Value Equity Investments

S1816

Class A

Annual Shareholder Report

July 31, 2024

PACE® Small/Medium Co Value Equity Investments

Class P

PCSVX

Fund Overview

This annual shareholder report contains important information about PACE® Small/Medium Co Value Equity Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$110	1.04%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within financials and consumer staples added value.

• On a sector level, allocation was positive due to underweights to communication services and real estate.

• On a stock level, Varonis Systems, Mohawk Industries, and Viper Energy were among the top contributors.

What didn’t work:

• Security selection within materials and consumer discretionary detracted.

• On a factor level, the underweight to price-to-book factor was a negative for performance.

• On a stock level, Treehouse Foods, Envista Holdings, and Leslie’s were among the top detractors.

The Fund did not invest in derivatives during the reporting period.

PACE® Small/Medium Co Value Equity Investments

Class P

Fund Overview

This report describes changes to the Fund that occurred during the reporting period.

Fund Performance

	Class P	Russell 2500 Value Index	Russell 3000 Index TR (USD)
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,426	$10,443	$10,420
9/30/2014	$9,871	$9,833	$10,202
10/31/2014	$10,177	$10,271	$10,483
11/30/2014	$10,359	$10,283	$10,737
12/31/2014	$10,462	$10,432	$10,737
1/31/2015	$10,053	$10,168	$10,438
2/28/2015	$10,664	$10,638	$11,043
3/31/2015	$10,921	$10,746	$10,930
4/30/2015	$10,780	$10,593	$10,980
5/31/2015	$10,941	$10,723	$11,132
6/30/2015	$10,951	$10,610	$10,945
7/31/2015	$10,749	$10,453	$11,128
8/31/2015	$10,199	$9,944	$10,457
9/30/2015	$9,765	$9,593	$10,152
10/31/2015	$10,482	$10,162	$10,954
11/30/2015	$10,714	$10,333	$11,014
12/31/2015	$10,142	$9,860	$10,788
1/31/2016	$9,447	$9,255	$10,180
2/29/2016	$9,515	$9,355	$10,176
3/31/2016	$10,397	$10,188	$10,893
4/30/2016	$10,510	$10,386	$10,960
5/31/2016	$10,713	$10,570	$11,156
6/30/2016	$10,549	$10,633	$11,179
7/31/2016	$10,939	$11,117	$11,623
8/31/2016	$11,188	$11,216	$11,653
9/30/2016	$11,160	$11,290	$11,671
10/31/2016	$10,900	$10,952	$11,419
11/30/2016	$12,087	$12,002	$11,930
12/31/2016	$12,460	$12,344	$12,162
1/31/2017	$12,519	$12,412	$12,391
2/28/2017	$12,795	$12,643	$12,852
3/31/2017	$12,707	$12,545	$12,861
4/30/2017	$12,654	$12,532	$12,997
5/31/2017	$12,325	$12,260	$13,130
6/30/2017	$12,589	$12,585	$13,249
7/31/2017	$12,625	$12,683	$13,498
8/31/2017	$12,454	$12,463	$13,524
9/30/2017	$13,042	$13,067	$13,854
10/31/2017	$13,083	$13,139	$14,157
11/30/2017	$13,454	$13,569	$14,586
12/31/2017	$13,624	$13,623	$14,732
1/31/2018	$13,939	$13,795	$15,509
2/28/2018	$13,268	$13,118	$14,937
3/31/2018	$13,262	$13,262	$14,637
4/30/2018	$13,314	$13,406	$14,693
5/31/2018	$13,867	$13,957	$15,108
6/30/2018	$13,966	$14,031	$15,207
7/31/2018	$14,275	$14,310	$15,711
8/31/2018	$14,657	$14,635	$16,263
9/30/2018	$14,413	$14,406	$16,290
10/31/2018	$12,946	$13,175	$15,090
11/30/2018	$13,071	$13,423	$15,393
12/31/2018	$11,352	$11,940	$13,960
1/31/2019	$12,578	$13,274	$15,158
2/28/2019	$13,190	$13,688	$15,691
3/31/2019	$13,064	$13,506	$15,920
4/30/2019	$13,733	$13,979	$16,556
5/31/2019	$12,521	$12,925	$15,485
6/30/2019	$13,317	$13,761	$16,572
7/31/2019	$13,634	$13,851	$16,819
8/31/2019	$12,993	$13,176	$16,476
9/30/2019	$13,507	$13,779	$16,765
10/31/2019	$13,571	$13,978	$17,126
11/30/2019	$13,817	$14,321	$17,777
12/31/2019	$14,280	$14,753	$18,290
1/31/2020	$13,826	$14,216	$18,270
2/29/2020	$12,526	$12,845	$16,774
3/31/2020	$9,381	$9,642	$14,468
4/30/2020	$10,822	$10,917	$16,384
5/31/2020	$11,518	$11,416	$17,260
6/30/2020	$11,859	$11,628	$17,655
7/31/2020	$12,391	$11,978	$18,657
8/31/2020	$12,832	$12,522	$20,009
9/30/2020	$12,100	$12,040	$19,280
10/31/2020	$12,675	$12,312	$18,864
11/30/2020	$15,005	$14,466	$21,159
12/31/2020	$16,011	$15,473	$22,111
1/31/2021	$16,461	$15,814	$22,012
2/28/2021	$17,912	$17,222	$22,700
3/31/2021	$18,826	$18,076	$23,514
4/30/2021	$19,705	$18,852	$24,726
5/31/2021	$20,069	$19,235	$24,839
6/30/2021	$19,884	$18,981	$25,452
7/31/2021	$19,448	$18,703	$25,882
8/31/2021	$19,719	$19,098	$26,620
9/30/2021	$19,112	$18,588	$25,426
10/31/2021	$19,526	$19,471	$27,145
11/30/2021	$18,969	$18,793	$26,732
12/31/2021	$20,127	$19,771	$27,785
1/31/2022	$19,200	$18,766	$26,150
2/28/2022	$19,384	$19,072	$25,491
3/31/2022	$19,468	$19,474	$26,318
4/30/2022	$18,232	$18,154	$23,956
5/31/2022	$18,582	$18,502	$23,924
6/30/2022	$16,854	$16,477	$21,923
7/31/2022	$18,323	$18,072	$23,979
8/31/2022	$17,956	$17,505	$23,084
9/30/2022	$16,261	$15,735	$20,944
10/31/2022	$18,131	$17,396	$22,661
11/30/2022	$18,616	$18,270	$23,844
12/31/2022	$17,451	$17,184	$22,448
1/31/2023	$19,069	$18,901	$23,994
2/28/2023	$18,690	$18,366	$23,433
3/31/2023	$17,502	$17,424	$24,060
4/30/2023	$17,267	$17,192	$24,316
5/31/2023	$16,611	$16,701	$24,411
6/30/2023	$17,902	$18,186	$26,078
7/31/2023	$18,895	$19,252	$27,013
8/31/2023	$18,444	$18,510	$26,491
9/30/2023	$17,574	$17,520	$25,229
10/31/2023	$16,683	$16,537	$24,560
11/30/2023	$18,055	$18,037	$26,851
12/31/2023	$19,646	$19,930	$28,275
1/31/2024	$19,161	$19,371	$28,588
2/29/2024	$20,058	$20,148	$30,136
3/31/2024	$20,822	$21,140	$31,108
4/30/2024	$19,522	$19,811	$29,739
5/31/2024	$20,368	$20,646	$31,144
6/30/2024	$19,821	$20,230	$32,108
7/31/2024	$21,193	$21,868	$32,705

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class P	12.16%	9.22%	7.80%
Russell 2500 Value Index	13.59%	9.56%	8.14%
Russell 3000 Index TR (USD)	21.07%	14.23%	12.58%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$303,113,655
# of Portfolio Holdings	180
Portfolio Turnover Rate	119%
Total Advisory Fees Paid (includes Administration Fees)	$2,167,047

What is the Fund’s investment objective?

The Fund seeks capital appreciation.

Top 5 Holdings (% of Net Assets)

Mohawk Industries, Inc.	1.9%
CACI International, Inc., Class A	1.4
ManpowerGroup, Inc.	1.3
Tapestry, Inc.	1.2
Korn Ferry	1.1

PACE® Small/Medium Co Value Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Industrials	26.7%
Financials	17.5%
Consumer Discretionary	14.8%
Information Technology	8.6%
Materials	7.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2023.

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”) (formerly known as UBS Asset Management (Americas) Inc.), the investment advisor, the Board of Trustees (the “Board”) terminated Huber Capital Management, LLC effective as of the close of business on December 19, 2023. In addition, at the recommendation of UBS AM , the Board appointed Victory Capital Management Inc., through its business unit branded as Integrity Asset Management (“Victory”), and ARGA Investment Management, LP (“ARGA”) to serve as new subadvisors. Each assumed investment advisory responsibility with respect to a separate portion of the portfolio effective December 19, 2023.

Additionally, at the recommendation of UBS AM, the Board terminated Sapience Investments LLC (“Sapience”) effective as of the close of business on May 14, 2024. The portion that Sapience had been managing was redistributed to other existing sub-advisors within the fund.

PACE® Small/Medium Co Value Equity Investments

S1817

Class P

Annual Shareholder Report

July 31, 2024

PACE® Small/Medium Co Value Equity Investments

Class Y

PVEYX

Fund Overview

This annual shareholder report contains important information about PACE® Small/Medium Co Value Equity Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$110	1.04%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within financials and consumer staples added value.

• On a sector level, allocation was positive due to underweights to communication services and real estate.

• On a stock level, Varonis Systems, Mohawk Industries, and Viper Energy were among the top contributors.

What didn’t work:

• Security selection within materials and consumer discretionary detracted.

• On a factor level, the underweight to price-to-book factor was a negative for performance.

• On a stock level, Treehouse Foods, Envista Holdings, and Leslie’s were among the top detractors.

The Fund did not invest in derivatives during the reporting period.

PACE® Small/Medium Co Value Equity Investments

Class Y

Fund Overview

This report describes changes to the Fund that occurred during the reporting period.

Fund Performance

	Class Y	Russell 2500 Value Index	Russell 3000 Index TR (USD)
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,422	$10,443	$10,420
9/30/2014	$9,868	$9,833	$10,202
10/31/2014	$10,176	$10,271	$10,483
11/30/2014	$10,356	$10,283	$10,737
12/31/2014	$10,457	$10,432	$10,737
1/31/2015	$10,052	$10,168	$10,438
2/28/2015	$10,662	$10,638	$11,043
3/31/2015	$10,917	$10,746	$10,930
4/30/2015	$10,777	$10,593	$10,980
5/31/2015	$10,937	$10,723	$11,132
6/30/2015	$10,947	$10,610	$10,945
7/31/2015	$10,747	$10,453	$11,128
8/31/2015	$10,192	$9,944	$10,457
9/30/2015	$9,761	$9,593	$10,152
10/31/2015	$10,477	$10,162	$10,954
11/30/2015	$10,712	$10,333	$11,014
12/31/2015	$10,141	$9,860	$10,788
1/31/2016	$9,447	$9,255	$10,180
2/29/2016	$9,509	$9,355	$10,176
3/31/2016	$10,393	$10,188	$10,893
4/30/2016	$10,511	$10,386	$10,960
5/31/2016	$10,712	$10,570	$11,156
6/30/2016	$10,544	$10,633	$11,179
7/31/2016	$10,942	$11,117	$11,623
8/31/2016	$11,188	$11,216	$11,653
9/30/2016	$11,160	$11,290	$11,671
10/31/2016	$10,897	$10,952	$11,419
11/30/2016	$12,083	$12,002	$11,930
12/31/2016	$12,458	$12,344	$12,162
1/31/2017	$12,516	$12,412	$12,391
2/28/2017	$12,790	$12,643	$12,852
3/31/2017	$12,702	$12,545	$12,861
4/30/2017	$12,644	$12,532	$12,997
5/31/2017	$12,319	$12,260	$13,130
6/30/2017	$12,580	$12,585	$13,249
7/31/2017	$12,621	$12,683	$13,498
8/31/2017	$12,447	$12,463	$13,524
9/30/2017	$13,034	$13,067	$13,854
10/31/2017	$13,080	$13,139	$14,157
11/30/2017	$13,446	$13,569	$14,586
12/31/2017	$13,619	$13,623	$14,732
1/31/2018	$13,937	$13,795	$15,509
2/28/2018	$13,268	$13,118	$14,937
3/31/2018	$13,268	$13,262	$14,637
4/30/2018	$13,320	$13,406	$14,693
5/31/2018	$13,879	$13,957	$15,108
6/30/2018	$13,976	$14,031	$15,207
7/31/2018	$14,295	$14,310	$15,711
8/31/2018	$14,678	$14,635	$16,263
9/30/2018	$14,431	$14,406	$16,290
10/31/2018	$12,963	$13,175	$15,090
11/30/2018	$13,093	$13,423	$15,393
12/31/2018	$11,371	$11,940	$13,960
1/31/2019	$12,596	$13,274	$15,158
2/28/2019	$13,215	$13,688	$15,691
3/31/2019	$13,083	$13,506	$15,920
4/30/2019	$13,758	$13,979	$16,556
5/31/2019	$12,547	$12,925	$15,485
6/30/2019	$13,347	$13,761	$16,572
7/31/2019	$13,660	$13,851	$16,819
8/31/2019	$13,020	$13,176	$16,476
9/30/2019	$13,535	$13,779	$16,765
10/31/2019	$13,598	$13,978	$17,126
11/30/2019	$13,848	$14,321	$17,777
12/31/2019	$14,315	$14,753	$18,290
1/31/2020	$13,852	$14,216	$18,270
2/29/2020	$12,553	$12,845	$16,774
3/31/2020	$9,401	$9,642	$14,468
4/30/2020	$10,847	$10,917	$16,384
5/31/2020	$11,542	$11,416	$17,260
6/30/2020	$11,886	$11,628	$17,655
7/31/2020	$12,420	$11,978	$18,657
8/31/2020	$12,862	$12,522	$20,009
9/30/2020	$12,125	$12,040	$19,280
10/31/2020	$12,701	$12,312	$18,864
11/30/2020	$15,039	$14,466	$21,159
12/31/2020	$16,050	$15,473	$22,111
1/31/2021	$16,495	$15,814	$22,012
2/28/2021	$17,950	$17,222	$22,700
3/31/2021	$18,868	$18,076	$23,514
4/30/2021	$19,751	$18,852	$24,726
5/31/2021	$20,118	$19,235	$24,839
6/30/2021	$19,927	$18,981	$25,452
7/31/2021	$19,496	$18,703	$25,882
8/31/2021	$19,765	$19,098	$26,620
9/30/2021	$19,157	$18,588	$25,426
10/31/2021	$19,574	$19,471	$27,145
11/30/2021	$19,009	$18,793	$26,732
12/31/2021	$20,182	$19,771	$27,785
1/31/2022	$19,251	$18,766	$26,150
2/28/2022	$19,432	$19,072	$25,491
3/31/2022	$19,523	$19,474	$26,318
4/30/2022	$18,279	$18,154	$23,956
5/31/2022	$18,641	$18,502	$23,924
6/30/2022	$16,903	$16,477	$21,923
7/31/2022	$18,378	$18,072	$23,979
8/31/2022	$18,015	$17,505	$23,084
9/30/2022	$16,310	$15,735	$20,944
10/31/2022	$18,188	$17,396	$22,661
11/30/2022	$18,674	$18,270	$23,844
12/31/2022	$17,506	$17,184	$22,448
1/31/2023	$19,127	$18,901	$23,994
2/28/2023	$18,744	$18,366	$23,433
3/31/2023	$17,546	$17,424	$24,060
4/30/2023	$17,314	$17,192	$24,316
5/31/2023	$16,659	$16,701	$24,411
6/30/2023	$17,949	$18,186	$26,078
7/31/2023	$18,946	$19,252	$27,013
8/31/2023	$18,503	$18,510	$26,491
9/30/2023	$17,626	$17,520	$25,229
10/31/2023	$16,730	$16,537	$24,560
11/30/2023	$18,110	$18,037	$26,851
12/31/2023	$19,712	$19,930	$28,275
1/31/2024	$19,215	$19,371	$28,588
2/29/2024	$20,118	$20,148	$30,136
3/31/2024	$20,889	$21,140	$31,108
4/30/2024	$19,580	$19,811	$29,739
5/31/2024	$20,422	$20,646	$31,144
6/30/2024	$19,885	$20,230	$32,108
7/31/2024	$21,264	$21,868	$32,705

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class Y	12.23%	9.25%	7.84%
Russell 2500 Value Index	13.59%	9.56%	8.14%
Russell 3000 Index TR (USD)	21.07%	14.23%	12.58%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$303,113,655
# of Portfolio Holdings	180
Portfolio Turnover Rate	119%
Total Advisory Fees Paid (includes Administration Fees)	$2,167,047

What is the Fund’s investment objective?

The Fund seeks capital appreciation.

Top 5 Holdings (% of Net Assets)

Mohawk Industries, Inc.	1.9%
CACI International, Inc., Class A	1.4
ManpowerGroup, Inc.	1.3
Tapestry, Inc.	1.2
Korn Ferry	1.1

PACE® Small/Medium Co Value Equity Investments

Class Y

Top 5 Sectors (% of Net Assets)

Value	Value
Industrials	26.7%
Financials	17.5%
Consumer Discretionary	14.8%
Information Technology	8.6%
Materials	7.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2023.

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”) (formerly known as UBS Asset Management (Americas) Inc.), the investment advisor, the Board of Trustees (the “Board”) terminated Huber Capital Management, LLC effective as of the close of business on December 19, 2023. In addition, at the recommendation of UBS AM , the Board appointed Victory Capital Management Inc., through its business unit branded as Integrity Asset Management (“Victory”), and ARGA Investment Management, LP (“ARGA”) to serve as new subadvisors. Each assumed investment advisory responsibility with respect to a separate portion of the portfolio effective December 19, 2023.

Additionally, at the recommendation of UBS AM, the Board terminated Sapience Investments LLC (“Sapience”) effective as of the close of business on May 14, 2024. The portion that Sapience had been managing was redistributed to other existing sub-advisors within the fund.

PACE® Small/Medium Co Value Equity Investments

S1818

Class Y

Annual Shareholder Report

July 31, 2024

PACE® Strategic Fixed Income Investments

Class A

PBNAX

Fund Overview

This annual shareholder report contains important information about PACE® Strategic Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.90%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector allocations to several strong-performing segments of the market, including corporate loans, asset-backed securities (ABS), high yield corporate bonds, commercial mortgage-backed securities (CMBS), and investment-grade corporate bonds contributed to performance.

• Security selection in high yield corporate bonds issued by midstream energy companies, technology companies and electric utilities alongside selection within investment-grade corporate bonds issued by life insurers, and consumer cyclical services companies’ corporate loans contributed to results over the reporting period.

• Duration and curve positioning contributed to performance

What didn’t work:

• Relative selection results were weakest in investment-grade corporate bonds issued by banks, specialty real estate investment trusts (REITs), electric utilities, and healthcare corporate loans.

• Some CMBS single asset single borrower (SASB) names detracted from performance.

• Allocation to emerging market local currency bonds and curve positioning in Latin America, specifically Brazil and Mexico, detracted from performance.

During the reporting period, the portfolio utilized derivatives including currency forwards, interest rate futures, credit default swaps, and mortgage TBAs.

PACE® Strategic Fixed Income Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	Bloomberg US Aggregate Bond Index	Bloomberg US Government/Credit Index
7/31/2014	$9,626	$10,000	$10,000
8/31/2014	$9,732	$10,110	$10,120
9/30/2014	$9,633	$10,042	$10,028
10/31/2014	$9,722	$10,140	$10,128
11/30/2014	$9,803	$10,212	$10,203
12/31/2014	$9,798	$10,222	$10,211
1/31/2015	$10,059	$10,436	$10,480
2/28/2015	$9,992	$10,338	$10,347
3/31/2015	$10,033	$10,386	$10,399
4/30/2015	$9,963	$10,349	$10,343
5/31/2015	$9,943	$10,324	$10,308
6/30/2015	$9,831	$10,211	$10,180
7/31/2015	$9,885	$10,282	$10,255
8/31/2015	$9,805	$10,268	$10,231
9/30/2015	$9,767	$10,337	$10,302
10/31/2015	$9,846	$10,339	$10,303
11/30/2015	$9,815	$10,311	$10,270
12/31/2015	$9,755	$10,278	$10,226
1/31/2016	$9,814	$10,420	$10,370
2/29/2016	$9,824	$10,494	$10,458
3/31/2016	$10,020	$10,590	$10,580
4/30/2016	$10,093	$10,630	$10,631
5/31/2016	$10,104	$10,633	$10,629
6/30/2016	$10,277	$10,824	$10,863
7/31/2016	$10,423	$10,893	$10,949
8/31/2016	$10,431	$10,880	$10,927
9/30/2016	$10,438	$10,874	$10,906
10/31/2016	$10,369	$10,791	$10,801
11/30/2016	$10,086	$10,535	$10,515
12/31/2016	$10,145	$10,550	$10,537
1/31/2017	$10,229	$10,571	$10,566
2/28/2017	$10,326	$10,642	$10,647
3/31/2017	$10,332	$10,636	$10,638
4/30/2017	$10,414	$10,719	$10,725
5/31/2017	$10,510	$10,801	$10,815
6/30/2017	$10,525	$10,790	$10,818
7/31/2017	$10,591	$10,837	$10,863
8/31/2017	$10,704	$10,934	$10,967
9/30/2017	$10,672	$10,882	$10,905
10/31/2017	$10,664	$10,888	$10,914
11/30/2017	$10,626	$10,874	$10,902
12/31/2017	$10,680	$10,924	$10,958
1/31/2018	$10,578	$10,798	$10,832
2/28/2018	$10,477	$10,696	$10,715
3/31/2018	$10,516	$10,764	$10,785
4/30/2018	$10,423	$10,684	$10,694
5/31/2018	$10,456	$10,761	$10,771
6/30/2018	$10,446	$10,747	$10,750
7/31/2018	$10,497	$10,750	$10,758
8/31/2018	$10,546	$10,819	$10,828
9/30/2018	$10,501	$10,749	$10,756
10/31/2018	$10,443	$10,664	$10,663
11/30/2018	$10,439	$10,728	$10,713
12/31/2018	$10,528	$10,925	$10,913
1/31/2019	$10,710	$11,041	$11,041
2/28/2019	$10,751	$11,035	$11,034
3/31/2019	$10,934	$11,247	$11,268
4/30/2019	$10,972	$11,250	$11,274
5/31/2019	$11,139	$11,449	$11,496
6/30/2019	$11,308	$11,593	$11,666
7/31/2019	$11,304	$11,619	$11,683
8/31/2019	$11,665	$11,920	$12,065
9/30/2019	$11,586	$11,856	$11,973
10/31/2019	$11,629	$11,892	$12,007
11/30/2019	$11,607	$11,886	$11,996
12/31/2019	$11,591	$11,878	$11,972
1/31/2020	$11,877	$12,106	$12,258
2/29/2020	$12,026	$12,324	$12,514
3/31/2020	$11,599	$12,251	$12,375
4/30/2020	$11,892	$12,469	$12,651
5/31/2020	$12,049	$12,527	$12,724
6/30/2020	$12,224	$12,606	$12,835
7/31/2020	$12,498	$12,795	$13,093
8/31/2020	$12,435	$12,691	$12,941
9/30/2020	$12,421	$12,684	$12,935
10/31/2020	$12,368	$12,628	$12,857
11/30/2020	$12,602	$12,752	$13,029
12/31/2020	$12,645	$12,769	$13,041
1/31/2021	$12,563	$12,678	$12,905
2/28/2021	$12,376	$12,495	$12,678
3/31/2021	$12,216	$12,338	$12,482
4/30/2021	$12,337	$12,436	$12,592
5/31/2021	$12,388	$12,477	$12,657
6/30/2021	$12,525	$12,564	$12,785
7/31/2021	$12,654	$12,705	$12,954
8/31/2021	$12,649	$12,681	$12,927
9/30/2021	$12,529	$12,571	$12,789
10/31/2021	$12,534	$12,567	$12,796
11/30/2021	$12,527	$12,604	$12,854
12/31/2021	$12,523	$12,572	$12,813
1/31/2022	$12,256	$12,301	$12,500
2/28/2022	$12,078	$12,164	$12,353
3/31/2022	$11,732	$11,826	$12,001
4/30/2022	$11,266	$11,377	$11,526
5/31/2022	$11,278	$11,451	$11,581
6/30/2022	$10,992	$11,271	$11,397
7/31/2022	$11,268	$11,547	$11,644
8/31/2022	$10,999	$11,220	$11,340
9/30/2022	$10,543	$10,735	$10,878
10/31/2022	$10,431	$10,596	$10,743
11/30/2022	$10,810	$10,986	$11,126
12/31/2022	$10,755	$10,937	$11,073
1/31/2023	$11,176	$11,273	$11,407
2/28/2023	$10,906	$10,982	$11,111
3/31/2023	$11,106	$11,260	$11,424
4/30/2023	$11,194	$11,329	$11,496
5/31/2023	$11,066	$11,205	$11,354
6/30/2023	$11,083	$11,165	$11,318
7/31/2023	$11,121	$11,158	$11,309
8/31/2023	$11,073	$11,086	$11,242
9/30/2023	$10,821	$10,805	$10,979
10/31/2023	$10,648	$10,634	$10,822
11/30/2023	$11,150	$11,116	$11,291
12/31/2023	$11,598	$11,541	$11,707
1/31/2024	$11,613	$11,510	$11,679
2/29/2024	$11,494	$11,347	$11,521
3/31/2024	$11,630	$11,452	$11,622
4/30/2024	$11,371	$11,162	$11,346
5/31/2024	$11,573	$11,352	$11,527
6/30/2024	$11,681	$11,459	$11,628
7/31/2024	$11,938	$11,727	$11,888

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	7.34%	1.10%	2.18%
Class A with Load	3.35%	0.33%	1.79%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%
Bloomberg US Government/Credit Index	5.12%	0.35%	1.74%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$443,875,694
# of Portfolio Holdings	1,309
Portfolio Turnover Rate	190%
Total Advisory Fees Paid (includes Administration Fees)	$1,873,067

What is the Fund’s investment objective?

The Fund seeks total return consisting of income and capital appreciation.

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.500%	2.3%
U.S. Treasury Bonds, 3.250%, due 05/15/42	2.1
U.S. Treasury Bonds, 3.625%, due 02/15/53	2.1
U.S. Treasury Notes, 4.125%, due 03/31/29	1.6
Uniform Mortgage-Backed Security, TBA, 5.000%	1.2

PACE® Strategic Fixed Income Investments

Class A

Top 5 Asset Classes (%)

Value	Value
Corporate bonds	46.6%
Asset-backed securities	16.6%
U.S. Treasury obligations	11.0%
U.S. government agency obligations	10.7%
Mortgage-backed securities	10.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Strategic Fixed Income Investments

S1819

Class A

Annual Shareholder Report

July 31, 2024

PACE® Strategic Fixed Income Investments

Class P

PCSIX

Fund Overview

This annual shareholder report contains important information about PACE® Strategic Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$67	0.65%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector allocations to several strong-performing segments of the market, including corporate loans, asset-backed securities (ABS), high yield corporate bonds, commercial mortgage-backed securities (CMBS), and investment-grade corporate bonds contributed to performance.

• Security selection in high yield corporate bonds issued by midstream energy companies, technology companies and electric utilities alongside selection within investment-grade corporate bonds issued by life insurers, and consumer cyclical services companies’ corporate loans contributed to results over the reporting period.

• Duration and curve positioning contributed to performance

What didn’t work:

• Relative selection results were weakest in investment-grade corporate bonds issued by banks, specialty real estate investment trusts (REITs), electric utilities, and healthcare corporate loans.

• Some CMBS single asset single borrower (SASB) names detracted from performance.

• Allocation to emerging market local currency bonds and curve positioning in Latin America, specifically Brazil and Mexico, detracted from performance.

During the reporting period, the portfolio utilized derivatives including currency forwards, interest rate futures, credit default swaps, and mortgage TBAs.

PACE® Strategic Fixed Income Investments

Class P

Fund Overview

Fund Performance

	Class P	Bloomberg US Aggregate Bond Index	Bloomberg US Government/Credit Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,112	$10,110	$10,120
9/30/2014	$10,004	$10,042	$10,028
10/31/2014	$10,098	$10,140	$10,128
11/30/2014	$10,185	$10,212	$10,203
12/31/2014	$10,192	$10,222	$10,211
1/31/2015	$10,466	$10,436	$10,480
2/28/2015	$10,401	$10,338	$10,347
3/31/2015	$10,446	$10,386	$10,399
4/30/2015	$10,376	$10,349	$10,343
5/31/2015	$10,349	$10,324	$10,308
6/30/2015	$10,233	$10,211	$10,180
7/31/2015	$10,291	$10,282	$10,255
8/31/2015	$10,209	$10,268	$10,231
9/30/2015	$10,173	$10,337	$10,302
10/31/2015	$10,257	$10,339	$10,303
11/30/2015	$10,227	$10,311	$10,270
12/31/2015	$10,167	$10,278	$10,226
1/31/2016	$10,231	$10,420	$10,370
2/29/2016	$10,243	$10,494	$10,458
3/31/2016	$10,457	$10,590	$10,580
4/30/2016	$10,527	$10,630	$10,631
5/31/2016	$10,540	$10,633	$10,629
6/30/2016	$10,722	$10,824	$10,863
7/31/2016	$10,875	$10,893	$10,949
8/31/2016	$10,894	$10,880	$10,927
9/30/2016	$10,896	$10,874	$10,906
10/31/2016	$10,826	$10,791	$10,801
11/30/2016	$10,532	$10,535	$10,515
12/31/2016	$10,605	$10,550	$10,537
1/31/2017	$10,687	$10,571	$10,566
2/28/2017	$10,790	$10,642	$10,647
3/31/2017	$10,798	$10,636	$10,638
4/30/2017	$10,887	$10,719	$10,725
5/31/2017	$10,989	$10,801	$10,815
6/30/2017	$11,015	$10,790	$10,818
7/31/2017	$11,086	$10,837	$10,863
8/31/2017	$11,199	$10,934	$10,967
9/30/2017	$11,167	$10,882	$10,905
10/31/2017	$11,162	$10,888	$10,914
11/30/2017	$11,124	$10,874	$10,902
12/31/2017	$11,183	$10,924	$10,958
1/31/2018	$11,079	$10,798	$10,832
2/28/2018	$10,975	$10,696	$10,715
3/31/2018	$11,018	$10,764	$10,785
4/30/2018	$10,923	$10,684	$10,694
5/31/2018	$10,968	$10,761	$10,771
6/30/2018	$10,960	$10,747	$10,750
7/31/2018	$11,007	$10,750	$10,758
8/31/2018	$11,062	$10,819	$10,828
9/30/2018	$11,025	$10,749	$10,756
10/31/2018	$10,957	$10,664	$10,663
11/30/2018	$10,955	$10,728	$10,713
12/31/2018	$11,051	$10,925	$10,913
1/31/2019	$11,245	$11,041	$11,041
2/28/2019	$11,290	$11,035	$11,034
3/31/2019	$11,485	$11,247	$11,268
4/30/2019	$11,527	$11,250	$11,274
5/31/2019	$11,714	$11,449	$11,496
6/30/2019	$11,885	$11,593	$11,666
7/31/2019	$11,892	$11,619	$11,683
8/31/2019	$12,266	$11,920	$12,065
9/30/2019	$12,185	$11,856	$11,973
10/31/2019	$12,233	$11,892	$12,007
11/30/2019	$12,212	$11,886	$11,996
12/31/2019	$12,198	$11,878	$11,972
1/31/2020	$12,502	$12,106	$12,258
2/29/2020	$12,661	$12,324	$12,514
3/31/2020	$12,224	$12,251	$12,375
4/30/2020	$12,525	$12,469	$12,651
5/31/2020	$12,694	$12,527	$12,724
6/30/2020	$12,881	$12,606	$12,835
7/31/2020	$13,172	$12,795	$13,093
8/31/2020	$13,109	$12,691	$12,941
9/30/2020	$13,097	$12,684	$12,935
10/31/2020	$13,044	$12,628	$12,857
11/30/2020	$13,294	$12,752	$13,029
12/31/2020	$13,342	$12,769	$13,041
1/31/2021	$13,258	$12,678	$12,905
2/28/2021	$13,063	$12,495	$12,678
3/31/2021	$12,896	$12,338	$12,482
4/30/2021	$13,027	$12,436	$12,592
5/31/2021	$13,083	$12,477	$12,657
6/30/2021	$13,231	$12,564	$12,785
7/31/2021	$13,371	$12,705	$12,954
8/31/2021	$13,368	$12,681	$12,927
9/30/2021	$13,244	$12,571	$12,789
10/31/2021	$13,251	$12,567	$12,796
11/30/2021	$13,247	$12,604	$12,854
12/31/2021	$13,246	$12,572	$12,813
1/31/2022	$12,965	$12,301	$12,500
2/28/2022	$12,780	$12,164	$12,353
3/31/2022	$12,417	$11,826	$12,001
4/30/2022	$11,926	$11,377	$11,526
5/31/2022	$11,940	$11,451	$11,581
6/30/2022	$11,640	$11,271	$11,397
7/31/2022	$11,935	$11,547	$11,644
8/31/2022	$11,652	$11,220	$11,340
9/30/2022	$11,171	$10,735	$10,878
10/31/2022	$11,064	$10,596	$10,743
11/30/2022	$11,459	$10,986	$11,126
12/31/2022	$11,413	$10,937	$11,073
1/31/2023	$11,852	$11,273	$11,407
2/28/2023	$11,569	$10,982	$11,111
3/31/2023	$11,783	$11,260	$11,424
4/30/2023	$11,880	$11,329	$11,496
5/31/2023	$11,746	$11,205	$11,354
6/30/2023	$11,766	$11,165	$11,318
7/31/2023	$11,820	$11,158	$11,309
8/31/2023	$11,761	$11,086	$11,242
9/30/2023	$11,495	$10,805	$10,979
10/31/2023	$11,314	$10,634	$10,822
11/30/2023	$11,850	$11,116	$11,291
12/31/2023	$12,329	$11,541	$11,707
1/31/2024	$12,347	$11,510	$11,679
2/29/2024	$12,223	$11,347	$11,521
3/31/2024	$12,371	$11,452	$11,622
4/30/2024	$12,097	$11,162	$11,346
5/31/2024	$12,315	$11,352	$11,527
6/30/2024	$12,432	$11,459	$11,628
7/31/2024	$12,709	$11,727	$11,888

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class P	7.52%	1.34%	2.43%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%
Bloomberg US Government/Credit Index	5.12%	0.35%	1.74%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$443,875,694
# of Portfolio Holdings	1,309
Portfolio Turnover Rate	190%
Total Advisory Fees Paid (includes Administration Fees)	$1,873,067

What is the Fund’s investment objective?

The Fund seeks total return consisting of income and capital appreciation.

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.500%	2.3%
U.S. Treasury Bonds, 3.250%, due 05/15/42	2.1
U.S. Treasury Bonds, 3.625%, due 02/15/53	2.1
U.S. Treasury Notes, 4.125%, due 03/31/29	1.6
Uniform Mortgage-Backed Security, TBA, 5.000%	1.2

PACE® Strategic Fixed Income Investments

Class P

Top 5 Asset Classes (%)

Value	Value
Corporate bonds	46.6%
Asset-backed securities	16.6%
U.S. Treasury obligations	11.0%
U.S. government agency obligations	10.7%
Mortgage-backed securities	10.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Strategic Fixed Income Investments

S1820

Class P

Annual Shareholder Report

July 31, 2024

PACE® Strategic Fixed Income Investments

Class Y

PSFYX

Fund Overview

This annual shareholder report contains important information about PACE® Strategic Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$67	0.65%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector allocations to several strong-performing segments of the market, including corporate loans, asset-backed securities (ABS), high yield corporate bonds, commercial mortgage-backed securities (CMBS), and investment-grade corporate bonds contributed to performance.

• Security selection in high yield corporate bonds issued by midstream energy companies, technology companies and electric utilities alongside selection within investment-grade corporate bonds issued by life insurers, and consumer cyclical services companies’ corporate loans contributed to results over the reporting period.

• Duration and curve positioning contributed to performance

What didn’t work:

• Relative selection results were weakest in investment-grade corporate bonds issued by banks, specialty real estate investment trusts (REITs), electric utilities, and healthcare corporate loans.

• Some CMBS single asset single borrower (SASB) names detracted from performance.

• Allocation to emerging market local currency bonds and curve positioning in Latin America, specifically Brazil and Mexico, detracted from performance.

During the reporting period, the portfolio utilized derivatives including currency forwards, interest rate futures, credit default swaps, and mortgage TBAs.

PACE® Strategic Fixed Income Investments

Class Y

Fund Overview

Fund Performance

	Class Y	Bloomberg US Aggregate Bond Index	Bloomberg US Government/Credit Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,112	$10,110	$10,120
9/30/2014	$10,004	$10,042	$10,028
10/31/2014	$10,097	$10,140	$10,128
11/30/2014	$10,184	$10,212	$10,203
12/31/2014	$10,184	$10,222	$10,211
1/31/2015	$10,465	$10,436	$10,480
2/28/2015	$10,399	$10,338	$10,347
3/31/2015	$10,437	$10,386	$10,399
4/30/2015	$10,366	$10,349	$10,343
5/31/2015	$10,346	$10,324	$10,308
6/30/2015	$10,223	$10,211	$10,180
7/31/2015	$10,281	$10,282	$10,255
8/31/2015	$10,206	$10,268	$10,231
9/30/2015	$10,161	$10,337	$10,302
10/31/2015	$10,252	$10,339	$10,303
11/30/2015	$10,222	$10,311	$10,270
12/31/2015	$10,153	$10,278	$10,226
1/31/2016	$10,224	$10,420	$10,370
2/29/2016	$10,235	$10,494	$10,458
3/31/2016	$10,441	$10,590	$10,580
4/30/2016	$10,518	$10,630	$10,631
5/31/2016	$10,523	$10,633	$10,629
6/30/2016	$10,704	$10,824	$10,863
7/31/2016	$10,865	$10,893	$10,949
8/31/2016	$10,876	$10,880	$10,927
9/30/2016	$10,886	$10,874	$10,906
10/31/2016	$10,815	$10,791	$10,801
11/30/2016	$10,514	$10,535	$10,515
12/31/2016	$10,586	$10,550	$10,537
1/31/2017	$10,676	$10,571	$10,566
2/28/2017	$10,779	$10,642	$10,647
3/31/2017	$10,780	$10,636	$10,638
4/30/2017	$10,869	$10,719	$10,725
5/31/2017	$10,971	$10,801	$10,815
6/30/2017	$10,997	$10,790	$10,818
7/31/2017	$11,068	$10,837	$10,863
8/31/2017	$11,181	$10,934	$10,967
9/30/2017	$11,157	$10,882	$10,905
10/31/2017	$11,152	$10,888	$10,914
11/30/2017	$11,106	$10,874	$10,902
12/31/2017	$11,165	$10,924	$10,958
1/31/2018	$11,069	$10,798	$10,832
2/28/2018	$10,957	$10,696	$10,715
3/31/2018	$11,000	$10,764	$10,785
4/30/2018	$10,914	$10,684	$10,694
5/31/2018	$10,950	$10,761	$10,771
6/30/2018	$10,942	$10,747	$10,750
7/31/2018	$10,990	$10,750	$10,758
8/31/2018	$11,044	$10,819	$10,828
9/30/2018	$11,007	$10,749	$10,756
10/31/2018	$10,940	$10,664	$10,663
11/30/2018	$10,937	$10,728	$10,713
12/31/2018	$11,034	$10,925	$10,913
1/31/2019	$11,227	$11,041	$11,041
2/28/2019	$11,281	$11,035	$11,034
3/31/2019	$11,467	$11,247	$11,268
4/30/2019	$11,509	$11,250	$11,274
5/31/2019	$11,696	$11,449	$11,496
6/30/2019	$11,867	$11,593	$11,666
7/31/2019	$11,874	$11,619	$11,683
8/31/2019	$12,248	$11,920	$12,065
9/30/2019	$12,167	$11,856	$11,973
10/31/2019	$12,216	$11,892	$12,007
11/30/2019	$12,194	$11,886	$11,996
12/31/2019	$12,180	$11,878	$11,972
1/31/2020	$12,484	$12,106	$12,258
2/29/2020	$12,643	$12,324	$12,514
3/31/2020	$12,206	$12,251	$12,375
4/30/2020	$12,508	$12,469	$12,651
5/31/2020	$12,677	$12,527	$12,724
6/30/2020	$12,863	$12,606	$12,835
7/31/2020	$13,155	$12,795	$13,093
8/31/2020	$13,091	$12,691	$12,941
9/30/2020	$13,080	$12,684	$12,935
10/31/2020	$13,026	$12,628	$12,857
11/30/2020	$13,276	$12,752	$13,029
12/31/2020	$13,324	$12,769	$13,041
1/31/2021	$13,240	$12,678	$12,905
2/28/2021	$13,045	$12,495	$12,678
3/31/2021	$12,879	$12,338	$12,482
4/30/2021	$13,019	$12,436	$12,592
5/31/2021	$13,066	$12,477	$12,657
6/30/2021	$13,208	$12,564	$12,785
7/31/2021	$13,357	$12,705	$12,954
8/31/2021	$13,345	$12,681	$12,927
9/30/2021	$13,230	$12,571	$12,789
10/31/2021	$13,228	$12,567	$12,796
11/30/2021	$13,224	$12,604	$12,854
12/31/2021	$13,222	$12,572	$12,813
1/31/2022	$12,942	$12,301	$12,500
2/28/2022	$12,767	$12,164	$12,353
3/31/2022	$12,403	$11,826	$12,001
4/30/2022	$11,912	$11,377	$11,526
5/31/2022	$11,927	$11,451	$11,581
6/30/2022	$11,627	$11,271	$11,397
7/31/2022	$11,922	$11,547	$11,644
8/31/2022	$11,639	$11,220	$11,340
9/30/2022	$11,158	$10,735	$10,878
10/31/2022	$11,041	$10,596	$10,743
11/30/2022	$11,446	$10,986	$11,126
12/31/2022	$11,390	$10,937	$11,073
1/31/2023	$11,839	$11,273	$11,407
2/28/2023	$11,555	$10,982	$11,111
3/31/2023	$11,760	$11,260	$11,424
4/30/2023	$11,866	$11,329	$11,496
5/31/2023	$11,733	$11,205	$11,354
6/30/2023	$11,753	$11,165	$11,318
7/31/2023	$11,796	$11,158	$11,309
8/31/2023	$11,748	$11,086	$11,242
9/30/2023	$11,482	$10,805	$10,979
10/31/2023	$11,301	$10,634	$10,822
11/30/2023	$11,837	$11,116	$11,291
12/31/2023	$12,316	$11,541	$11,707
1/31/2024	$12,324	$11,510	$11,679
2/29/2024	$12,210	$11,347	$11,521
3/31/2024	$12,347	$11,452	$11,622
4/30/2024	$12,084	$11,162	$11,346
5/31/2024	$12,291	$11,352	$11,527
6/30/2024	$12,419	$11,459	$11,628
7/31/2024	$12,685	$11,727	$11,888

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class Y	7.53%	1.33%	2.41%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%
Bloomberg US Government/Credit Index	5.12%	0.35%	1.74%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$443,875,694
# of Portfolio Holdings	1,309
Portfolio Turnover Rate	190%
Total Advisory Fees Paid (includes Administration Fees)	$1,873,067

What is the Fund’s investment objective?

The Fund seeks total return consisting of income and capital appreciation.

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.500%	2.3%
U.S. Treasury Bonds, 3.250%, due 05/15/42	2.1
U.S. Treasury Bonds, 3.625%, due 02/15/53	2.1
U.S. Treasury Notes, 4.125%, due 03/31/29	1.6
Uniform Mortgage-Backed Security, TBA, 5.000%	1.2

PACE® Strategic Fixed Income Investments

Class Y

Top 5 Asset Classes (%)

Value	Value
Corporate bonds	46.6%
Asset-backed securities	16.6%
U.S. Treasury obligations	11.0%
U.S. government agency obligations	10.7%
Mortgage-backed securities	10.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Strategic Fixed Income Investments

S1821

Class Y

Annual Shareholder Report

July 31, 2024

PACE® Alternative Strategies Investments

Class A

PASIX

Fund Overview

This annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$191	1.83%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• At the investment manager level, all except for one sub-advisor generated positive absolute returns during the period.

• On a strategy level, investments within the equity long short and macro categories were primary drivers of positive performance.

• Among equity long-short strategies, the Absolute Return Equity Market Neutral Strategy managed by PCJ generated a strong positive return based primarily on stock selection exposure within the industrials sector.

• Kettle Hill’s Long/Short US Small Cap Equity Strategy generated a strong positive return based on long positions across multiple sectors including communication services and consumer discretionary.

• In the macro category, Aviva was a contributor due to favorable performance from their market directional and relative value trades.

What didn’t work:

• On a strategy level, the Fund’s exposure to a managed futures strategy was a headwind over the period due to market reversals and a lack of sustainable trends across certain asset classes, such as fixed income.

The Fund invested in derivatives such as options, futures, currency forward and futures agreements and swap agreements (specifically, interest rate swaps and swaps on futures or indices) during the reporting period.

PACE® Alternative Strategies Investments

Class A

Fund Overview

This report describes changes to the Fund that occurred during the reporting period.

Fund Performance

	Class A with Load	FTSE Three-Month US Treasury Bill Index	Bloomberg Global Aggregate Index	HFRI Fund of Funds Composite Index	MSCI World Index (net)
7/31/2014	$9,448	$10,000	$10,000	$10,000	$10,000
8/31/2014	$9,555	$10,000	$10,055	$10,083	$10,220
9/30/2014	$9,493	$10,000	$9,774	$10,064	$9,943
10/31/2014	$9,502	$10,001	$9,776	$10,001	$10,007
11/30/2014	$9,626	$10,001	$9,740	$10,122	$10,208
12/31/2014	$9,573	$10,001	$9,673	$10,159	$10,043
1/31/2015	$9,617	$10,001	$9,658	$10,172	$9,861
2/28/2015	$9,795	$10,001	$9,579	$10,344	$10,439
3/31/2015	$9,813	$10,002	$9,487	$10,412	$10,276
4/30/2015	$9,706	$10,002	$9,588	$10,438	$10,517
5/31/2015	$9,822	$10,002	$9,417	$10,543	$10,553
6/30/2015	$9,715	$10,002	$9,375	$10,434	$10,307
7/31/2015	$9,875	$10,002	$9,396	$10,454	$10,492
8/31/2015	$9,724	$10,002	$9,407	$10,245	$9,798
9/30/2015	$9,662	$10,003	$9,455	$10,058	$9,437
10/31/2015	$9,751	$10,003	$9,475	$10,144	$10,185
11/30/2015	$9,760	$10,003	$9,318	$10,175	$10,134
12/31/2015	$9,651	$10,004	$9,368	$10,132	$9,956
1/31/2016	$9,541	$10,005	$9,449	$9,863	$9,360
2/29/2016	$9,505	$10,007	$9,659	$9,744	$9,290
3/31/2016	$9,532	$10,009	$9,920	$9,816	$9,921
4/30/2016	$9,487	$10,012	$10,052	$9,867	$10,078
5/31/2016	$9,505	$10,014	$9,918	$9,917	$10,135
6/30/2016	$9,442	$10,016	$10,207	$9,870	$10,021
7/31/2016	$9,532	$10,018	$10,284	$10,019	$10,444
8/31/2016	$9,505	$10,020	$10,234	$10,063	$10,453
9/30/2016	$9,478	$10,023	$10,291	$10,097	$10,509
10/31/2016	$9,451	$10,025	$10,005	$10,068	$10,305
11/30/2016	$9,442	$10,028	$9,607	$10,094	$10,453
12/31/2016	$9,560	$10,031	$9,563	$10,184	$10,703
1/31/2017	$9,587	$10,035	$9,671	$10,287	$10,962
2/28/2017	$9,723	$10,039	$9,717	$10,380	$11,266
3/31/2017	$9,714	$10,043	$9,732	$10,427	$11,386
4/30/2017	$9,741	$10,048	$9,841	$10,479	$11,554
5/31/2017	$9,741	$10,054	$9,994	$10,513	$11,799
6/30/2017	$9,705	$10,061	$9,985	$10,511	$11,844
7/31/2017	$9,741	$10,069	$10,153	$10,618	$12,128
8/31/2017	$9,714	$10,078	$10,253	$10,706	$12,145
9/30/2017	$9,778	$10,087	$10,161	$10,753	$12,417
10/31/2017	$9,869	$10,096	$10,123	$10,877	$12,652
11/30/2017	$9,932	$10,105	$10,235	$10,876	$12,926
12/31/2017	$9,914	$10,115	$10,270	$10,975	$13,101
1/31/2018	$10,123	$10,126	$10,393	$11,231	$13,793
2/28/2018	$9,950	$10,137	$10,301	$11,059	$13,221
3/31/2018	$9,850	$10,151	$10,410	$11,005	$12,933
4/30/2018	$9,887	$10,164	$10,244	$11,027	$13,082
5/31/2018	$9,796	$10,179	$10,166	$11,106	$13,164
6/30/2018	$9,741	$10,195	$10,121	$11,056	$13,158
7/31/2018	$9,860	$10,211	$10,104	$11,079	$13,568
8/31/2018	$9,860	$10,229	$10,114	$11,104	$13,736
9/30/2018	$9,841	$10,246	$10,027	$11,082	$13,813
10/31/2018	$9,614	$10,264	$9,915	$10,758	$12,799
11/30/2018	$9,651	$10,283	$9,946	$10,711	$12,944
12/31/2018	$9,377	$10,304	$10,147	$10,534	$11,960
1/31/2019	$9,667	$10,325	$10,302	$10,804	$12,890
2/28/2019	$9,705	$10,344	$10,242	$10,919	$13,278
3/31/2019	$9,733	$10,365	$10,371	$11,019	$13,452
4/30/2019	$9,826	$10,386	$10,340	$11,118	$13,929
5/31/2019	$9,705	$10,408	$10,480	$11,012	$13,126
6/30/2019	$9,854	$10,429	$10,712	$11,183	$13,991
7/31/2019	$9,910	$10,450	$10,683	$11,213	$14,060
8/31/2019	$9,920	$10,469	$10,900	$11,126	$13,772
9/30/2019	$9,920	$10,487	$10,789	$11,076	$14,065
10/31/2019	$9,938	$10,505	$10,861	$11,132	$14,423
11/30/2019	$9,910	$10,521	$10,778	$11,235	$14,825
12/31/2019	$9,948	$10,536	$10,841	$11,418	$15,269
1/31/2020	$10,032	$10,550	$10,980	$11,450	$15,176
2/29/2020	$9,854	$10,563	$11,054	$11,275	$13,893
3/31/2020	$9,536	$10,577	$10,806	$10,415	$12,055
4/30/2020	$9,808	$10,585	$11,018	$10,768	$13,372
5/31/2020	$9,966	$10,590	$11,066	$11,016	$14,018
6/30/2020	$10,023	$10,591	$11,165	$11,232	$14,388
7/31/2020	$10,331	$10,592	$11,521	$11,485	$15,077
8/31/2020	$10,453	$10,593	$11,503	$11,731	$16,084
9/30/2020	$10,406	$10,594	$11,462	$11,711	$15,529
10/31/2020	$10,397	$10,595	$11,473	$11,747	$15,053
11/30/2020	$10,714	$10,596	$11,681	$12,207	$16,977
12/31/2020	$10,890	$10,597	$11,838	$12,660	$17,697
1/31/2021	$10,792	$10,598	$11,734	$12,576	$17,521
2/28/2021	$10,958	$10,598	$11,532	$12,932	$17,970
3/31/2021	$10,997	$10,599	$11,310	$12,916	$18,568
4/30/2021	$11,193	$10,599	$11,453	$13,192	$19,432
5/31/2021	$11,223	$10,599	$11,561	$13,214	$19,712
6/30/2021	$11,125	$10,600	$11,459	$13,288	$20,006
7/31/2021	$11,076	$10,600	$11,611	$13,202	$20,364
8/31/2021	$11,125	$10,600	$11,563	$13,367	$20,871
9/30/2021	$11,027	$10,601	$11,357	$13,385	$20,005
10/31/2021	$11,066	$10,601	$11,330	$13,595	$21,138
11/30/2021	$10,919	$10,601	$11,297	$13,396	$20,675
12/31/2021	$11,176	$10,602	$11,281	$13,442	$21,558
1/31/2022	$11,019	$10,602	$11,050	$13,099	$20,418
2/28/2022	$10,915	$10,603	$10,919	$13,022	$19,901
3/31/2022	$10,999	$10,605	$10,586	$13,072	$20,447
4/30/2022	$11,030	$10,608	$10,006	$12,914	$18,749
5/31/2022	$11,072	$10,613	$10,033	$12,725	$18,763
6/30/2022	$10,842	$10,620	$9,711	$12,556	$17,138
7/31/2022	$10,946	$10,631	$9,918	$12,651	$18,498
8/31/2022	$10,946	$10,647	$9,526	$12,721	$17,725
9/30/2022	$10,790	$10,668	$9,037	$12,512	$16,077
10/31/2022	$11,040	$10,694	$8,975	$12,566	$17,232
11/30/2022	$11,166	$10,725	$9,397	$12,684	$18,430
12/31/2022	$11,201	$10,761	$9,448	$12,728	$17,647
1/31/2023	$11,297	$10,801	$9,758	$12,984	$18,896
2/28/2023	$11,255	$10,838	$9,434	$12,913	$18,442
3/31/2023	$11,137	$10,882	$9,732	$12,824	$19,012
4/30/2023	$11,137	$10,925	$9,775	$12,860	$19,345
5/31/2023	$11,030	$10,971	$9,584	$12,868	$19,152
6/30/2023	$11,180	$11,018	$9,583	$13,019	$20,310
7/31/2023	$11,276	$11,068	$9,650	$13,164	$20,992
8/31/2023	$11,276	$11,120	$9,518	$13,145	$20,491
9/30/2023	$11,276	$11,170	$9,240	$13,089	$19,607
10/31/2023	$11,190	$11,223	$9,129	$12,947	$19,038
11/30/2023	$11,458	$11,274	$9,589	$13,222	$20,823
12/31/2023	$11,758	$11,327	$9,988	$13,502	$21,845
1/31/2024	$11,758	$11,380	$9,850	$13,599	$22,107
2/29/2024	$11,991	$11,429	$9,726	$13,837	$23,044
3/31/2024	$12,234	$11,482	$9,780	$14,066	$23,785
4/30/2024	$12,090	$11,534	$9,533	$14,004	$22,901
5/31/2024	$12,234	$11,587	$9,658	$14,115	$23,924
6/30/2024	$12,179	$11,639	$9,672	$14,152	$24,411
7/31/2024	$12,312	$11,694	$9,939	$14,220	$24,841

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	9.19%	4.44%	2.68%
Class A with Load	3.22%	3.25%	2.10%
FTSE Three-Month US Treasury Bill Index	5.65%	2.28%	1.58%
Bloomberg Global Aggregate Index	3.01%	(1.44%)	(0.06%)
HFRI Fund of Funds Composite Index	8.02%	4.87%	3.58%
MSCI World Index (net)	18.34%	12.06%	9.53%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$342,552,992
# of Portfolio Holdings	1,933
Portfolio Turnover Rate	405%
Total Advisory Fees Paid (includes Administration Fees)	$3,637,146

What is the Fund’s investment objective?

The Fund seeks long-term capital appreciation.

Top 5 Long Holdings (%)

Carillon Reams Unconstrained Bond Fund, Class I	4.6%
Palo Alto Networks, Inc., 0.375%, due 06/01/25	3.8
Virtus AlphaSimplex Managed Futures Strategy Fund, Class I	3.6
AQR Style Premia Alternative Fund, Class R6	1.4
Transocean, Inc., 4.625%, due 09/30/29	1.1

PACE® Alternative Strategies Investments

Class A

Top 5 Short Holdings (%)

Palo Alto Networks, Inc.	(3.8%)
Transocean Ltd.	(0.9)
iShares Russell 2000 ETF	(0.9)
iShares Core S&P/TSX Capped Composite Index ETF	(0.6)
SPDR S&P 500 ETF Trust	(0.6)

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2023.

At the recommendation of UBS Asset Management (Americas) LLC (formerly known as UBS Asset Management (Americas) Inc.), the investment advisor, the Board of Trustees (the “Board”) appointed Fulcrum Asset Management LLP (“FAM”) to serve as a new subadvisor. FAM assumed investment advisory responsibility with respect to a separate portion of the Fund’s portfolio effective July 16, 2024.

PACE® Alternative Strategies Investments

S1822

Class A

Annual Shareholder Report

July 31, 2024

PACE® Alternative Strategies Investments

Class P

PASPX

Fund Overview

This annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$165	1.58%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• At the investment manager level, all except for one sub-advisor generated positive absolute returns during the period.

• On a strategy level, investments within the equity long short and macro categories were primary drivers of positive performance.

• Among equity long-short strategies, the Absolute Return Equity Market Neutral Strategy managed by PCJ generated a strong positive return based primarily on stock selection exposure within the industrials sector.

• Kettle Hill’s Long/Short US Small Cap Equity Strategy generated a strong positive return based on long positions across multiple sectors including communication services and consumer discretionary.

• In the macro category, Aviva was a contributor due to favorable performance from their market directional and relative value trades.

What didn’t work:

• On a strategy level, the Fund’s exposure to a managed futures strategy was a headwind over the period due to market reversals and a lack of sustainable trends across certain asset classes, such as fixed income.

The Fund invested in derivatives such as options, futures, currency forward and futures agreements and swap agreements (specifically, interest rate swaps and swaps on futures or indices) during the reporting period.

PACE® Alternative Strategies Investments

Class P

Fund Overview

This report describes changes to the Fund that occurred during the reporting period.

Fund Performance

	Class P	FTSE Three-Month US Treasury Bill Index	Bloomberg Global Aggregate Index	HFRI Fund of Funds Composite Index	MSCI World Index (net)
7/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
8/31/2014	$10,112	$10,000	$10,055	$10,083	$10,220
9/30/2014	$10,047	$10,000	$9,774	$10,064	$9,943
10/31/2014	$10,065	$10,001	$9,776	$10,001	$10,007
11/30/2014	$10,187	$10,001	$9,740	$10,122	$10,208
12/31/2014	$10,139	$10,001	$9,673	$10,159	$10,043
1/31/2015	$10,196	$10,001	$9,658	$10,172	$9,861
2/28/2015	$10,385	$10,001	$9,579	$10,344	$10,439
3/31/2015	$10,413	$10,002	$9,487	$10,412	$10,276
4/30/2015	$10,290	$10,002	$9,588	$10,438	$10,517
5/31/2015	$10,423	$10,002	$9,417	$10,543	$10,553
6/30/2015	$10,309	$10,002	$9,375	$10,434	$10,307
7/31/2015	$10,479	$10,002	$9,396	$10,454	$10,492
8/31/2015	$10,319	$10,002	$9,407	$10,245	$9,798
9/30/2015	$10,262	$10,003	$9,455	$10,058	$9,437
10/31/2015	$10,356	$10,003	$9,475	$10,144	$10,185
11/30/2015	$10,366	$10,003	$9,318	$10,175	$10,134
12/31/2015	$10,259	$10,004	$9,368	$10,132	$9,956
1/31/2016	$10,141	$10,005	$9,449	$9,863	$9,360
2/29/2016	$10,102	$10,007	$9,659	$9,744	$9,290
3/31/2016	$10,141	$10,009	$9,920	$9,816	$9,921
4/30/2016	$10,092	$10,012	$10,052	$9,867	$10,078
5/31/2016	$10,112	$10,014	$9,918	$9,917	$10,135
6/30/2016	$10,044	$10,016	$10,207	$9,870	$10,021
7/31/2016	$10,151	$10,018	$10,284	$10,019	$10,444
8/31/2016	$10,122	$10,020	$10,234	$10,063	$10,453
9/30/2016	$10,092	$10,023	$10,291	$10,097	$10,509
10/31/2016	$10,063	$10,025	$10,005	$10,068	$10,305
11/30/2016	$10,053	$10,028	$9,607	$10,094	$10,453
12/31/2016	$10,181	$10,031	$9,563	$10,184	$10,703
1/31/2017	$10,220	$10,035	$9,671	$10,287	$10,962
2/28/2017	$10,357	$10,039	$9,717	$10,380	$11,266
3/31/2017	$10,347	$10,043	$9,732	$10,427	$11,386
4/30/2017	$10,386	$10,048	$9,841	$10,479	$11,554
5/31/2017	$10,386	$10,054	$9,994	$10,513	$11,799
6/30/2017	$10,347	$10,061	$9,985	$10,511	$11,844
7/31/2017	$10,396	$10,069	$10,153	$10,618	$12,128
8/31/2017	$10,366	$10,078	$10,253	$10,706	$12,145
9/30/2017	$10,435	$10,087	$10,161	$10,753	$12,417
10/31/2017	$10,533	$10,096	$10,123	$10,877	$12,652
11/30/2017	$10,601	$10,105	$10,235	$10,876	$12,926
12/31/2017	$10,591	$10,115	$10,270	$10,975	$13,101
1/31/2018	$10,816	$10,126	$10,393	$11,231	$13,793
2/28/2018	$10,630	$10,137	$10,301	$11,059	$13,221
3/31/2018	$10,523	$10,151	$10,410	$11,005	$12,933
4/30/2018	$10,562	$10,164	$10,244	$11,027	$13,082
5/31/2018	$10,474	$10,179	$10,166	$11,106	$13,164
6/30/2018	$10,415	$10,195	$10,121	$11,056	$13,158
7/31/2018	$10,533	$10,211	$10,104	$11,079	$13,568
8/31/2018	$10,542	$10,229	$10,114	$11,104	$13,736
9/30/2018	$10,523	$10,246	$10,027	$11,082	$13,813
10/31/2018	$10,288	$10,264	$9,915	$10,758	$12,799
11/30/2018	$10,327	$10,283	$9,946	$10,711	$12,944
12/31/2018	$10,033	$10,304	$10,147	$10,534	$11,960
1/31/2019	$10,355	$10,325	$10,302	$10,804	$12,890
2/28/2019	$10,386	$10,344	$10,242	$10,919	$13,278
3/31/2019	$10,426	$10,365	$10,371	$11,019	$13,452
4/30/2019	$10,526	$10,386	$10,340	$11,118	$13,929
5/31/2019	$10,396	$10,408	$10,480	$11,012	$13,126
6/30/2019	$10,557	$10,429	$10,712	$11,183	$13,991
7/31/2019	$10,627	$10,450	$10,683	$11,213	$14,060
8/31/2019	$10,637	$10,469	$10,900	$11,126	$13,772
9/30/2019	$10,637	$10,487	$10,789	$11,076	$14,065
10/31/2019	$10,657	$10,505	$10,861	$11,132	$14,423
11/30/2019	$10,627	$10,521	$10,778	$11,235	$14,825
12/31/2019	$10,677	$10,536	$10,841	$11,418	$15,269
1/31/2020	$10,768	$10,550	$10,980	$11,450	$15,176
2/29/2020	$10,576	$10,563	$11,054	$11,275	$13,893
3/31/2020	$10,244	$10,577	$10,806	$10,415	$12,055
4/30/2020	$10,526	$10,585	$11,018	$10,768	$13,372
5/31/2020	$10,708	$10,590	$11,066	$11,016	$14,018
6/30/2020	$10,768	$10,591	$11,165	$11,232	$14,388
7/31/2020	$11,101	$10,592	$11,521	$11,485	$15,077
8/31/2020	$11,232	$10,593	$11,503	$11,731	$16,084
9/30/2020	$11,192	$10,594	$11,462	$11,711	$15,529
10/31/2020	$11,181	$10,595	$11,473	$11,747	$15,053
11/30/2020	$11,524	$10,596	$11,681	$12,207	$16,977
12/31/2020	$11,714	$10,597	$11,838	$12,660	$17,697
1/31/2021	$11,608	$10,598	$11,734	$12,576	$17,521
2/28/2021	$11,788	$10,598	$11,532	$12,932	$17,970
3/31/2021	$11,841	$10,599	$11,310	$12,916	$18,568
4/30/2021	$12,053	$10,599	$11,453	$13,192	$19,432
5/31/2021	$12,085	$10,599	$11,561	$13,214	$19,712
6/30/2021	$11,979	$10,600	$11,459	$13,288	$20,006
7/31/2021	$11,936	$10,600	$11,611	$13,202	$20,364
8/31/2021	$11,979	$10,600	$11,563	$13,367	$20,871
9/30/2021	$11,883	$10,601	$11,357	$13,385	$20,005
10/31/2021	$11,936	$10,601	$11,330	$13,595	$21,138
11/30/2021	$11,767	$10,601	$11,297	$13,396	$20,675
12/31/2021	$12,055	$10,602	$11,281	$13,442	$21,558
1/31/2022	$11,886	$10,602	$11,050	$13,099	$20,418
2/28/2022	$11,784	$10,603	$10,919	$13,022	$19,901
3/31/2022	$11,863	$10,605	$10,586	$13,072	$20,447
4/30/2022	$11,897	$10,608	$10,006	$12,914	$18,749
5/31/2022	$11,954	$10,613	$10,033	$12,725	$18,763
6/30/2022	$11,705	$10,620	$9,711	$12,556	$17,138
7/31/2022	$11,829	$10,631	$9,918	$12,651	$18,498
8/31/2022	$11,829	$10,647	$9,526	$12,721	$17,725
9/30/2022	$11,648	$10,668	$9,037	$12,512	$16,077
10/31/2022	$11,931	$10,694	$8,975	$12,566	$17,232
11/30/2022	$12,067	$10,725	$9,397	$12,684	$18,430
12/31/2022	$12,116	$10,761	$9,448	$12,728	$17,647
1/31/2023	$12,209	$10,801	$9,758	$12,984	$18,896
2/28/2023	$12,174	$10,838	$9,434	$12,913	$18,442
3/31/2023	$12,047	$10,882	$9,732	$12,824	$19,012
4/30/2023	$12,047	$10,925	$9,775	$12,860	$19,345
5/31/2023	$11,943	$10,971	$9,584	$12,868	$19,152
6/30/2023	$12,105	$11,018	$9,583	$13,019	$20,310
7/31/2023	$12,209	$11,068	$9,650	$13,164	$20,992
8/31/2023	$12,209	$11,120	$9,518	$13,145	$20,491
9/30/2023	$12,221	$11,170	$9,240	$13,089	$19,607
10/31/2023	$12,116	$11,223	$9,129	$12,947	$19,038
11/30/2023	$12,417	$11,274	$9,589	$13,222	$20,823
12/31/2023	$12,740	$11,327	$9,988	$13,502	$21,845
1/31/2024	$12,740	$11,380	$9,850	$13,599	$22,107
2/29/2024	$13,005	$11,429	$9,726	$13,837	$23,044
3/31/2024	$13,269	$11,482	$9,780	$14,066	$23,785
4/30/2024	$13,113	$11,534	$9,533	$14,004	$22,901
5/31/2024	$13,281	$11,587	$9,658	$14,115	$23,924
6/30/2024	$13,209	$11,639	$9,672	$14,152	$24,411
7/31/2024	$13,353	$11,694	$9,939	$14,220	$24,841

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class P	9.37%	4.67%	2.93%
FTSE Three-Month US Treasury Bill Index	5.65%	2.28%	1.58%
Bloomberg Global Aggregate Index	3.01%	(1.44%)	(0.06%)
HFRI Fund of Funds Composite Index	8.02%	4.87%	3.58%
MSCI World Index (net)	18.34%	12.06%	9.53%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$342,552,992
# of Portfolio Holdings	1,933
Portfolio Turnover Rate	405%
Total Advisory Fees Paid (includes Administration Fees)	$3,637,146

What is the Fund’s investment objective?

The Fund seeks long-term capital appreciation.

Top 5 Long Holdings (%)

Carillon Reams Unconstrained Bond Fund, Class I	4.6%
Palo Alto Networks, Inc., 0.375%, due 06/01/25	3.8
Virtus AlphaSimplex Managed Futures Strategy Fund, Class I	3.6
AQR Style Premia Alternative Fund, Class R6	1.4
Transocean, Inc., 4.625%, due 09/30/29	1.1

PACE® Alternative Strategies Investments

Class P

Top 5 Short Holdings (%)

Palo Alto Networks, Inc.	(3.8%)
Transocean Ltd.	(0.9)
iShares Russell 2000 ETF	(0.9)
iShares Core S&P/TSX Capped Composite Index ETF	(0.6)
SPDR S&P 500 ETF Trust	(0.6)

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2023.

At the recommendation of UBS Asset Management (Americas) LLC (formerly known as UBS Asset Management (Americas) Inc.), the investment advisor, the Board of Trustees (the “Board”) appointed Fulcrum Asset Management LLP (“FAM”) to serve as a new subadvisor. FAM assumed investment advisory responsibility with respect to a separate portion of the Fund’s portfolio effective July 16, 2024.

PACE® Alternative Strategies Investments

S1823

Class P

Annual Shareholder Report

July 31, 2024

PACE® Alternative Strategies Investments

Class P2

PAPTX

Fund Overview

This annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$118	1.12%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• At the investment manager level, all except for one sub-advisor generated positive absolute returns during the period.

• On a strategy level, investments within the equity long short and macro categories were primary drivers of positive performance.

• Among equity long-short strategies, the Absolute Return Equity Market Neutral Strategy managed by PCJ generated a strong positive return based primarily on stock selection exposure within the industrials sector.

• Kettle Hill’s Long/Short US Small Cap Equity Strategy generated a strong positive return based on long positions across multiple sectors including communication services and consumer discretionary.

• In the macro category, Aviva was a contributor due to favorable performance from their market directional and relative value trades.

What didn’t work:

• On a strategy level, the Fund’s exposure to a managed futures strategy was a headwind over the period due to market reversals and a lack of sustainable trends across certain asset classes, such as fixed income.

The Fund invested in derivatives such as options, futures, currency forward and futures agreements and swap agreements (specifically, interest rate swaps and swaps on futures or indices) during the reporting period.

PACE® Alternative Strategies Investments

Class P2

Fund Overview

This report describes changes to the Fund that occurred during the reporting period.

Fund Performance

	Class P2	FTSE Three-Month US Treasury Bill Index	Bloomberg Global Aggregate Index	HFRI Fund of Funds Composite Index	MSCI World Index (net)
11/30/2022	$10,095	$10,015	$10,129	$10,094	$10,261
12/31/2022	$10,117	$10,049	$10,184	$10,129	$9,825
1/31/2023	$10,185	$10,086	$10,518	$10,333	$10,520
2/28/2023	$10,156	$10,121	$10,168	$10,276	$10,267
3/31/2023	$10,030	$10,162	$10,490	$10,205	$10,585
4/30/2023	$10,030	$10,202	$10,536	$10,234	$10,770
5/31/2023	$9,923	$10,245	$10,330	$10,240	$10,663
6/30/2023	$10,049	$10,289	$10,330	$10,361	$11,307
7/31/2023	$10,146	$10,336	$10,401	$10,475	$11,687
8/31/2023	$10,146	$10,384	$10,259	$10,461	$11,408
9/30/2023	$10,156	$10,431	$9,959	$10,416	$10,916
10/31/2023	$10,078	$10,480	$9,840	$10,303	$10,599
11/30/2023	$10,330	$10,528	$10,336	$10,522	$11,593
12/31/2023	$10,595	$10,577	$10,766	$10,744	$12,162
1/31/2024	$10,605	$10,627	$10,617	$10,822	$12,308
2/29/2024	$10,825	$10,673	$10,484	$11,011	$12,830
3/31/2024	$11,056	$10,722	$10,542	$11,193	$13,242
4/30/2024	$10,936	$10,771	$10,276	$11,144	$12,750
5/31/2024	$11,066	$10,821	$10,410	$11,232	$13,320
6/30/2024	$11,026	$10,869	$10,425	$11,266	$13,591
7/31/2024	$11,146	$10,920	$10,713	$11,323	$13,830

Average Annual Total Returns (%)

	1 Year	Since Inception 11/14/22
Class P2	9.85%	6.55%
FTSE Three-Month US Treasury Bill Index	5.65%	5.28%
Bloomberg Global Aggregate Index	3.01%	4.12%
HFRI Fund of Funds Composite Index	8.02%	7.37%
MSCI World Index (net)	18.34%	20.89%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

The HFRI Funds of Funds composite Index is a monthly priced Index so there is no rate available on 11/14/2022 to calculate a performance return since inception. Therefore, the since inception retrun for this Index is as of October 31, 2022, which represents the nearest month-end date to the inception date.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$342,552,992
# of Portfolio Holdings	1,933
Portfolio Turnover Rate	405%
Total Advisory Fees Paid (includes Administration Fees)	$3,637,146

What is the Fund’s investment objective?

The Fund seeks long-term capital appreciation.

Top 5 Long Holdings (%)

Carillon Reams Unconstrained Bond Fund, Class I	4.6%
Palo Alto Networks, Inc., 0.375%, due 06/01/25	3.8
Virtus AlphaSimplex Managed Futures Strategy Fund, Class I	3.6
AQR Style Premia Alternative Fund, Class R6	1.4
Transocean, Inc., 4.625%, due 09/30/29	1.1

PACE® Alternative Strategies Investments

Class P2

Top 5 Short Holdings (%)

Palo Alto Networks, Inc.	(3.8%)
Transocean Ltd.	(0.9)
iShares Russell 2000 ETF	(0.9)
iShares Core S&P/TSX Capped Composite Index ETF	(0.6)
SPDR S&P 500 ETF Trust	(0.6)

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2023.

At the recommendation of UBS Asset Management (Americas) LLC (formerly known as UBS Asset Management (Americas) Inc.), the investment advisor, the Board of Trustees (the “Board”) appointed Fulcrum Asset Management LLP (“FAM”) to serve as a new subadvisor. FAM assumed investment advisory responsibility with respect to a separate portion of the Fund’s portfolio effective July 16, 2024.

PACE® Alternative Strategies Investments

S1825

Class P2

Annual Shareholder Report

July 31, 2024

PACE® Alternative Strategies Investments

Class Y

PASYX

Fund Overview

This annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$165	1.58%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• At the investment manager level, all except for one sub-advisor generated positive absolute returns during the period.

• On a strategy level, investments within the equity long short and macro categories were primary drivers of positive performance.

• Among equity long-short strategies, the Absolute Return Equity Market Neutral Strategy managed by PCJ generated a strong positive return based primarily on stock selection exposure within the industrials sector.

• Kettle Hill’s Long/Short US Small Cap Equity Strategy generated a strong positive return based on long positions across multiple sectors including communication services and consumer discretionary.

• In the macro category, Aviva was a contributor due to favorable performance from their market directional and relative value trades.

What didn’t work:

• On a strategy level, the Fund’s exposure to a managed futures strategy was a headwind over the period due to market reversals and a lack of sustainable trends across certain asset classes, such as fixed income.

The Fund invested in derivatives such as options, futures, currency forward and futures agreements and swap agreements (specifically, interest rate swaps and swaps on futures or indices) during the reporting period.

PACE® Alternative Strategies Investments

Class Y

Fund Overview

This report describes changes to the Fund that occurred during the reporting period.

Fund Performance

	Class Y	FTSE Three-Month US Treasury Bill Index	Bloomberg Global Aggregate Index	HFRI Fund of Funds Composite Index	MSCI World Index (net)
7/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
8/31/2014	$10,121	$10,000	$10,055	$10,083	$10,220
9/30/2014	$10,056	$10,000	$9,774	$10,064	$9,943
10/31/2014	$10,065	$10,001	$9,776	$10,001	$10,007
11/30/2014	$10,196	$10,001	$9,740	$10,122	$10,208
12/31/2014	$10,142	$10,001	$9,673	$10,159	$10,043
1/31/2015	$10,199	$10,001	$9,658	$10,172	$9,861
2/28/2015	$10,387	$10,001	$9,579	$10,344	$10,439
3/31/2015	$10,416	$10,002	$9,487	$10,412	$10,276
4/30/2015	$10,293	$10,002	$9,588	$10,438	$10,517
5/31/2015	$10,416	$10,002	$9,417	$10,543	$10,553
6/30/2015	$10,312	$10,002	$9,375	$10,434	$10,307
7/31/2015	$10,482	$10,002	$9,396	$10,454	$10,492
8/31/2015	$10,321	$10,002	$9,407	$10,245	$9,798
9/30/2015	$10,265	$10,003	$9,455	$10,058	$9,437
10/31/2015	$10,350	$10,003	$9,475	$10,144	$10,185
11/30/2015	$10,369	$10,003	$9,318	$10,175	$10,134
12/31/2015	$10,256	$10,004	$9,368	$10,132	$9,956
1/31/2016	$10,139	$10,005	$9,449	$9,863	$9,360
2/29/2016	$10,100	$10,007	$9,659	$9,744	$9,290
3/31/2016	$10,159	$10,009	$9,920	$9,816	$9,921
4/30/2016	$10,110	$10,012	$10,052	$9,867	$10,078
5/31/2016	$10,139	$10,014	$9,918	$9,917	$10,135
6/30/2016	$10,061	$10,016	$10,207	$9,870	$10,021
7/31/2016	$10,169	$10,018	$10,284	$10,019	$10,444
8/31/2016	$10,139	$10,020	$10,234	$10,063	$10,453
9/30/2016	$10,110	$10,023	$10,291	$10,097	$10,509
10/31/2016	$10,091	$10,025	$10,005	$10,068	$10,305
11/30/2016	$10,081	$10,028	$9,607	$10,094	$10,453
12/31/2016	$10,198	$10,031	$9,563	$10,184	$10,703
1/31/2017	$10,237	$10,035	$9,671	$10,287	$10,962
2/28/2017	$10,374	$10,039	$9,717	$10,380	$11,266
3/31/2017	$10,374	$10,043	$9,732	$10,427	$11,386
4/30/2017	$10,403	$10,048	$9,841	$10,479	$11,554
5/31/2017	$10,403	$10,054	$9,994	$10,513	$11,799
6/30/2017	$10,364	$10,061	$9,985	$10,511	$11,844
7/31/2017	$10,413	$10,069	$10,153	$10,618	$12,128
8/31/2017	$10,383	$10,078	$10,253	$10,706	$12,145
9/30/2017	$10,442	$10,087	$10,161	$10,753	$12,417
10/31/2017	$10,549	$10,096	$10,123	$10,877	$12,652
11/30/2017	$10,618	$10,105	$10,235	$10,876	$12,926
12/31/2017	$10,598	$10,115	$10,270	$10,975	$13,101
1/31/2018	$10,822	$10,126	$10,393	$11,231	$13,793
2/28/2018	$10,647	$10,137	$10,301	$11,059	$13,221
3/31/2018	$10,539	$10,151	$10,410	$11,005	$12,933
4/30/2018	$10,578	$10,164	$10,244	$11,027	$13,082
5/31/2018	$10,491	$10,179	$10,166	$11,106	$13,164
6/30/2018	$10,432	$10,195	$10,121	$11,056	$13,158
7/31/2018	$10,559	$10,211	$10,104	$11,079	$13,568
8/31/2018	$10,559	$10,229	$10,114	$11,104	$13,736
9/30/2018	$10,539	$10,246	$10,027	$11,082	$13,813
10/31/2018	$10,305	$10,264	$9,915	$10,758	$12,799
11/30/2018	$10,344	$10,283	$9,946	$10,711	$12,944
12/31/2018	$10,051	$10,304	$10,147	$10,534	$11,960
1/31/2019	$10,372	$10,325	$10,302	$10,804	$12,890
2/28/2019	$10,413	$10,344	$10,242	$10,919	$13,278
3/31/2019	$10,443	$10,365	$10,371	$11,019	$13,452
4/30/2019	$10,543	$10,386	$10,340	$11,118	$13,929
5/31/2019	$10,423	$10,408	$10,480	$11,012	$13,126
6/30/2019	$10,573	$10,429	$10,712	$11,183	$13,991
7/31/2019	$10,643	$10,450	$10,683	$11,213	$14,060
8/31/2019	$10,654	$10,469	$10,900	$11,126	$13,772
9/30/2019	$10,654	$10,487	$10,789	$11,076	$14,065
10/31/2019	$10,684	$10,505	$10,861	$11,132	$14,423
11/30/2019	$10,654	$10,521	$10,778	$11,235	$14,825
12/31/2019	$10,696	$10,536	$10,841	$11,418	$15,269
1/31/2020	$10,786	$10,550	$10,980	$11,450	$15,176
2/29/2020	$10,595	$10,563	$11,054	$11,275	$13,893
3/31/2020	$10,263	$10,577	$10,806	$10,415	$12,055
4/30/2020	$10,545	$10,585	$11,018	$10,768	$13,372
5/31/2020	$10,726	$10,590	$11,066	$11,016	$14,018
6/30/2020	$10,786	$10,591	$11,165	$11,232	$14,388
7/31/2020	$11,128	$10,592	$11,521	$11,485	$15,077
8/31/2020	$11,249	$10,593	$11,503	$11,731	$16,084
9/30/2020	$11,209	$10,594	$11,462	$11,711	$15,529
10/31/2020	$11,209	$10,595	$11,473	$11,747	$15,053
11/30/2020	$11,541	$10,596	$11,681	$12,207	$16,977
12/31/2020	$11,730	$10,597	$11,838	$12,660	$17,697
1/31/2021	$11,635	$10,598	$11,734	$12,576	$17,521
2/28/2021	$11,814	$10,598	$11,532	$12,932	$17,970
3/31/2021	$11,857	$10,599	$11,310	$12,916	$18,568
4/30/2021	$12,079	$10,599	$11,453	$13,192	$19,432
5/31/2021	$12,111	$10,599	$11,561	$13,214	$19,712
6/30/2021	$12,005	$10,600	$11,459	$13,288	$20,006
7/31/2021	$11,952	$10,600	$11,611	$13,202	$20,364
8/31/2021	$12,005	$10,600	$11,563	$13,367	$20,871
9/30/2021	$11,910	$10,601	$11,357	$13,385	$20,005
10/31/2021	$11,952	$10,601	$11,330	$13,595	$21,138
11/30/2021	$11,793	$10,601	$11,297	$13,396	$20,675
12/31/2021	$12,081	$10,602	$11,281	$13,442	$21,558
1/31/2022	$11,912	$10,602	$11,050	$13,099	$20,418
2/28/2022	$11,799	$10,603	$10,919	$13,022	$19,901
3/31/2022	$11,890	$10,605	$10,586	$13,072	$20,447
4/30/2022	$11,923	$10,608	$10,006	$12,914	$18,749
5/31/2022	$11,980	$10,613	$10,033	$12,725	$18,763
6/30/2022	$11,721	$10,620	$9,711	$12,556	$17,138
7/31/2022	$11,856	$10,631	$9,918	$12,651	$18,498
8/31/2022	$11,856	$10,647	$9,526	$12,721	$17,725
9/30/2022	$11,676	$10,668	$9,037	$12,512	$16,077
10/31/2022	$11,957	$10,694	$8,975	$12,566	$17,232
11/30/2022	$12,092	$10,725	$9,397	$12,684	$18,430
12/31/2022	$12,142	$10,761	$9,448	$12,728	$17,647
1/31/2023	$12,235	$10,801	$9,758	$12,984	$18,896
2/28/2023	$12,200	$10,838	$9,434	$12,913	$18,442
3/31/2023	$12,061	$10,882	$9,732	$12,824	$19,012
4/30/2023	$12,073	$10,925	$9,775	$12,860	$19,345
5/31/2023	$11,958	$10,971	$9,584	$12,868	$19,152
6/30/2023	$12,131	$11,018	$9,583	$13,019	$20,310
7/31/2023	$12,235	$11,068	$9,650	$13,164	$20,992
8/31/2023	$12,235	$11,120	$9,518	$13,145	$20,491
9/30/2023	$12,235	$11,170	$9,240	$13,089	$19,607
10/31/2023	$12,142	$11,223	$9,129	$12,947	$19,038
11/30/2023	$12,442	$11,274	$9,589	$13,222	$20,823
12/31/2023	$12,765	$11,327	$9,988	$13,502	$21,845
1/31/2024	$12,765	$11,380	$9,850	$13,599	$22,107
2/29/2024	$13,028	$11,429	$9,726	$13,837	$23,044
3/31/2024	$13,292	$11,482	$9,780	$14,066	$23,785
4/30/2024	$13,148	$11,534	$9,533	$14,004	$22,901
5/31/2024	$13,304	$11,587	$9,658	$14,115	$23,924
6/30/2024	$13,244	$11,639	$9,672	$14,152	$24,411
7/31/2024	$13,388	$11,694	$9,939	$14,220	$24,841

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class Y	9.43%	4.70%	2.96%
FTSE Three-Month US Treasury Bill Index	5.65%	2.28%	1.58%
Bloomberg Global Aggregate Index	3.01%	(1.44%)	(0.06%)
HFRI Fund of Funds Composite Index	8.02%	4.87%	3.58%
MSCI World Index (net)	18.34%	12.06%	9.53%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$342,552,992
# of Portfolio Holdings	1,933
Portfolio Turnover Rate	405%
Total Advisory Fees Paid (includes Administration Fees)	$3,637,146

What is the Fund’s investment objective?

The Fund seeks long-term capital appreciation.

Top 5 Long Holdings (%)

Carillon Reams Unconstrained Bond Fund, Class I	4.6%
Palo Alto Networks, Inc., 0.375%, due 06/01/25	3.8
Virtus AlphaSimplex Managed Futures Strategy Fund, Class I	3.6
AQR Style Premia Alternative Fund, Class R6	1.4
Transocean, Inc., 4.625%, due 09/30/29	1.1

PACE® Alternative Strategies Investments

Class Y

Top 5 Short Holdings (%)

Palo Alto Networks, Inc.	(3.8%)
Transocean Ltd.	(0.9)
iShares Russell 2000 ETF	(0.9)
iShares Core S&P/TSX Capped Composite Index ETF	(0.6)
SPDR S&P 500 ETF Trust	(0.6)

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2023.

At the recommendation of UBS Asset Management (Americas) LLC (formerly known as UBS Asset Management (Americas) Inc.), the investment advisor, the Board of Trustees (the “Board”) appointed Fulcrum Asset Management LLP (“FAM”) to serve as a new subadvisor. FAM assumed investment advisory responsibility with respect to a separate portion of the Fund’s portfolio effective July 16, 2024.

PACE® Alternative Strategies Investments

S1824

Class Y

Annual Shareholder Report

July 31, 2024

PACE® Global Real Estate Securities Investments

Class A

PREAX

Fund Overview

This annual shareholder report contains important information about PACE® Global Real Estate Securities Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149	1.45%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within industrial real estate investment trusts (“REITs”) and office REITs added value.

• On a stock level, Goodman Group and Universal Health Services were among the top contributors.

• On a regional level, an underweight to Hong Kong and an overweight to the United Kingdom were beneficial.

What didn’t work:

• Security selection within specialized REITs and real estate management and development detracted.

• On a stock level, Welltower and Simon Property Group were among the main detractors.

• On a factor level, an underweight to the dividend yield factor held back benchmark relative returns.

The Fund did not invest in derivatives during the reporting period.

PACE® Global Real Estate Securities Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	FTSE EPRA/NAREIT Developed Index	MSCI World Index (net)
7/31/2014	$9,446	$10,000	$10,000
8/31/2014	$9,613	$10,153	$10,220
9/30/2014	$8,995	$9,525	$9,943
10/31/2014	$9,588	$10,158	$10,007
11/30/2014	$9,665	$10,247	$10,208
12/31/2014	$9,691	$10,294	$10,043
1/31/2015	$10,142	$10,803	$9,861
2/28/2015	$10,129	$10,743	$10,439
3/31/2015	$10,116	$10,723	$10,276
4/30/2015	$9,974	$10,560	$10,517
5/31/2015	$9,845	$10,411	$10,553
6/30/2015	$9,394	$10,008	$10,307
7/31/2015	$9,678	$10,355	$10,492
8/31/2015	$9,098	$9,745	$9,798
9/30/2015	$9,085	$9,865	$9,437
10/31/2015	$9,652	$10,430	$10,185
11/30/2015	$9,330	$10,204	$10,134
12/31/2015	$9,374	$10,299	$9,956
1/31/2016	$8,805	$9,861	$9,360
2/29/2016	$8,778	$9,910	$9,290
3/31/2016	$9,692	$10,859	$9,921
4/30/2016	$9,758	$10,855	$10,078
5/31/2016	$9,705	$10,858	$10,135
6/30/2016	$10,076	$11,266	$10,021
7/31/2016	$10,632	$11,836	$10,444
8/31/2016	$10,566	$11,534	$10,453
9/30/2016	$10,433	$11,430	$10,509
10/31/2016	$9,851	$10,783	$10,305
11/30/2016	$9,679	$10,493	$10,453
12/31/2016	$9,939	$10,813	$10,703
1/31/2017	$10,063	$10,875	$10,962
2/28/2017	$10,298	$11,220	$11,266
3/31/2017	$10,215	$11,061	$11,386
4/30/2017	$10,422	$11,188	$11,554
5/31/2017	$10,395	$11,294	$11,799
6/30/2017	$10,478	$11,394	$11,844
7/31/2017	$10,616	$11,607	$12,128
8/31/2017	$10,588	$11,630	$12,145
9/30/2017	$10,574	$11,603	$12,417
10/31/2017	$10,547	$11,552	$12,652
11/30/2017	$10,740	$11,879	$12,926
12/31/2017	$10,973	$12,048	$13,101
1/31/2018	$10,959	$12,051	$13,793
2/28/2018	$10,097	$11,250	$13,221
3/31/2018	$10,456	$11,529	$12,933
4/30/2018	$10,700	$11,763	$13,082
5/31/2018	$10,772	$11,969	$13,164
6/30/2018	$10,973	$12,158	$13,158
7/31/2018	$10,988	$12,265	$13,568
8/31/2018	$11,002	$12,390	$13,736
9/30/2018	$10,743	$12,139	$13,813
10/31/2018	$10,327	$11,693	$12,799
11/30/2018	$10,686	$12,134	$12,944
12/31/2018	$10,046	$11,477	$11,960
1/31/2019	$11,144	$12,728	$12,890
2/28/2019	$11,189	$12,717	$13,278
3/31/2019	$11,574	$13,182	$13,452
4/30/2019	$11,411	$13,014	$13,929
5/31/2019	$11,367	$12,987	$13,126
6/30/2019	$11,545	$13,208	$13,991
7/31/2019	$11,485	$13,262	$14,060
8/31/2019	$11,723	$13,519	$13,772
9/30/2019	$11,960	$13,851	$14,065
10/31/2019	$12,242	$14,202	$14,423
11/30/2019	$12,049	$14,036	$14,825
12/31/2019	$12,099	$14,123	$15,269
1/31/2020	$12,052	$14,247	$15,176
2/29/2020	$11,026	$13,080	$13,893
3/31/2020	$8,631	$10,121	$12,055
4/30/2020	$9,129	$10,842	$13,372
5/31/2020	$9,206	$10,874	$14,018
6/30/2020	$9,346	$11,167	$14,388
7/31/2020	$9,533	$11,485	$15,077
8/31/2020	$9,797	$11,781	$16,084
9/30/2020	$9,424	$11,427	$15,529
10/31/2020	$9,098	$11,051	$15,053
11/30/2020	$10,388	$12,513	$16,977
12/31/2020	$10,739	$12,968	$17,697
1/31/2021	$10,612	$12,867	$17,521
2/28/2021	$11,408	$13,363	$17,970
3/31/2021	$11,791	$13,760	$18,568
4/30/2021	$12,556	$14,653	$19,432
5/31/2021	$12,826	$14,922	$19,712
6/30/2021	$12,906	$15,056	$20,006
7/31/2021	$13,416	$15,640	$20,364
8/31/2021	$13,480	$15,852	$20,871
9/30/2021	$12,715	$14,947	$20,005
10/31/2021	$13,400	$15,844	$21,138
11/30/2021	$13,273	$15,498	$20,675
12/31/2021	$14,246	$16,497	$21,558
1/31/2022	$13,131	$15,553	$20,418
2/28/2022	$12,754	$15,175	$19,901
3/31/2022	$13,180	$15,875	$20,447
4/30/2022	$12,656	$15,011	$18,749
5/31/2022	$12,098	$14,369	$18,763
6/30/2022	$11,016	$13,139	$17,138
7/31/2022	$11,902	$14,190	$18,498
8/31/2022	$11,049	$13,276	$17,725
9/30/2022	$9,590	$11,643	$16,077
10/31/2022	$9,885	$11,995	$17,232
11/30/2022	$10,689	$12,808	$18,430
12/31/2022	$10,280	$12,471	$17,647
1/31/2023	$11,270	$13,595	$18,896
2/28/2023	$10,693	$13,001	$18,442
3/31/2023	$10,511	$12,600	$19,012
4/30/2023	$10,693	$12,845	$19,345
5/31/2023	$10,198	$12,278	$19,152
6/30/2023	$10,561	$12,668	$20,310
7/31/2023	$10,874	$13,151	$20,992
8/31/2023	$10,528	$12,718	$20,491
9/30/2023	$9,802	$11,960	$19,607
10/31/2023	$9,323	$11,391	$19,038
11/30/2023	$10,445	$12,608	$20,823
12/31/2023	$11,406	$13,824	$21,845
1/31/2024	$10,905	$13,272	$22,107
2/29/2024	$10,988	$13,200	$23,044
3/31/2024	$11,356	$13,679	$23,785
4/30/2024	$10,470	$12,869	$22,901
5/31/2024	$10,905	$13,317	$23,924
6/30/2024	$10,905	$13,385	$24,411
7/31/2024	$11,523	$14,199	$24,841

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	5.96%	0.06%	2.01%
Class A with Load	0.18%	(1.06%)	1.43%
FTSE EPRA/NAREIT Developed Index	7.97%	1.38%	3.57%
MSCI World Index (net)	18.34%	12.06%	9.53%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$62,210,649
# of Portfolio Holdings	54
Portfolio Turnover Rate	46%
Total Advisory Fees Paid (includes Administration Fees)	$49,416

What is the Fund’s investment objective?

The Fund seeks total return.

Top 5 Holdings (% of Net Assets)

Prologis, Inc.	9.5%
Equinix, Inc.	6.0
Extra Space Storage, Inc.	4.3
Goodman Group (Australia)	4.3
Mitsui Fudosan Co. Ltd. (Japan)	3.6

PACE® Global Real Estate Securities Investments

Class A

Top 5 Countries (% of Net Assets)

Value	Value
United States	68.6%
United Kingdom	6.9%
Japan	6.6%
Australia	5.9%
Singapore	2.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Global Real Estate Securities Investments

S1830

Class A

Annual Shareholder Report

July 31, 2024

PACE® Global Real Estate Securities Investments

Class P

PREQX

Fund Overview

This annual shareholder report contains important information about PACE® Global Real Estate Securities Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$124	1.20%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within industrial real estate investment trusts (“REITs”) and office REITs added value.

• On a stock level, Goodman Group and Universal Health Services were among the top contributors.

• On a regional level, an underweight to Hong Kong and an overweight to the United Kingdom were beneficial.

What didn’t work:

• Security selection within specialized REITs and real estate management and development detracted.

• On a stock level, Welltower and Simon Property Group were among the main detractors.

• On a factor level, an underweight to the dividend yield factor held back benchmark relative returns.

The Fund did not invest in derivatives during the reporting period.

PACE® Global Real Estate Securities Investments

Class P

Fund Overview

Fund Performance

	Class P	FTSE EPRA/NAREIT Developed Index	MSCI World Index (net)
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,177	$10,153	$10,220
9/30/2014	$9,524	$9,525	$9,943
10/31/2014	$10,150	$10,158	$10,007
11/30/2014	$10,231	$10,247	$10,208
12/31/2014	$10,259	$10,294	$10,043
1/31/2015	$10,738	$10,803	$9,861
2/28/2015	$10,724	$10,743	$10,439
3/31/2015	$10,710	$10,723	$10,276
4/30/2015	$10,569	$10,560	$10,517
5/31/2015	$10,442	$10,411	$10,553
6/30/2015	$9,949	$10,008	$10,307
7/31/2015	$10,259	$10,355	$10,492
8/31/2015	$9,653	$9,745	$9,798
9/30/2015	$9,639	$9,865	$9,437
10/31/2015	$10,245	$10,430	$10,185
11/30/2015	$9,907	$10,204	$10,134
12/31/2015	$9,944	$10,299	$9,956
1/31/2016	$9,348	$9,861	$9,360
2/29/2016	$9,318	$9,910	$9,290
3/31/2016	$10,294	$10,859	$9,921
4/30/2016	$10,367	$10,855	$10,078
5/31/2016	$10,308	$10,858	$10,135
6/30/2016	$10,716	$11,266	$10,021
7/31/2016	$11,299	$11,836	$10,444
8/31/2016	$11,226	$11,534	$10,453
9/30/2016	$11,080	$11,430	$10,509
10/31/2016	$10,483	$10,783	$10,305
11/30/2016	$10,294	$10,493	$10,453
12/31/2016	$10,573	$10,813	$10,703
1/31/2017	$10,710	$10,875	$10,962
2/28/2017	$10,969	$11,220	$11,266
3/31/2017	$10,878	$11,061	$11,386
4/30/2017	$11,106	$11,188	$11,554
5/31/2017	$11,061	$11,294	$11,799
6/30/2017	$11,167	$11,394	$11,844
7/31/2017	$11,320	$11,607	$12,128
8/31/2017	$11,289	$11,630	$12,145
9/30/2017	$11,259	$11,603	$12,417
10/31/2017	$11,243	$11,552	$12,652
11/30/2017	$11,441	$11,879	$12,926
12/31/2017	$11,705	$12,048	$13,101
1/31/2018	$11,689	$12,051	$13,793
2/28/2018	$10,781	$11,250	$13,221
3/31/2018	$11,163	$11,529	$12,933
4/30/2018	$11,418	$11,763	$13,082
5/31/2018	$11,513	$11,969	$13,164
6/30/2018	$11,720	$12,158	$13,158
7/31/2018	$11,736	$12,265	$13,568
8/31/2018	$11,752	$12,390	$13,736
9/30/2018	$11,466	$12,139	$13,813
10/31/2018	$11,036	$11,693	$12,799
11/30/2018	$11,418	$12,134	$12,944
12/31/2018	$10,745	$11,477	$11,960
1/31/2019	$11,917	$12,728	$12,890
2/28/2019	$11,967	$12,717	$13,278
3/31/2019	$12,379	$13,182	$13,452
4/30/2019	$12,214	$13,014	$13,929
5/31/2019	$12,165	$12,987	$13,126
6/30/2019	$12,363	$13,208	$13,991
7/31/2019	$12,313	$13,262	$14,060
8/31/2019	$12,561	$13,519	$13,772
9/30/2019	$12,809	$13,851	$14,065
10/31/2019	$13,122	$14,202	$14,423
11/30/2019	$12,908	$14,036	$14,825
12/31/2019	$12,968	$14,123	$15,269
1/31/2020	$12,915	$14,247	$15,176
2/29/2020	$11,838	$13,080	$13,893
3/31/2020	$9,248	$10,121	$12,055
4/30/2020	$9,787	$10,842	$13,372
5/31/2020	$9,891	$10,874	$14,018
6/30/2020	$10,030	$11,167	$14,388
7/31/2020	$10,239	$11,485	$15,077
8/31/2020	$10,534	$11,781	$16,084
9/30/2020	$10,117	$11,427	$15,529
10/31/2020	$9,787	$11,051	$15,053
11/30/2020	$11,160	$12,513	$16,977
12/31/2020	$11,546	$12,968	$17,697
1/31/2021	$11,421	$12,867	$17,521
2/28/2021	$12,261	$13,363	$17,970
3/31/2021	$12,690	$13,760	$18,568
4/30/2021	$13,512	$14,653	$19,432
5/31/2021	$13,816	$14,922	$19,712
6/30/2021	$13,887	$15,056	$20,006
7/31/2021	$14,441	$15,640	$20,364
8/31/2021	$14,513	$15,852	$20,871
9/30/2021	$13,691	$14,947	$20,005
10/31/2021	$14,441	$15,844	$21,138
11/30/2021	$14,298	$15,498	$20,675
12/31/2021	$15,357	$16,497	$21,558
1/31/2022	$14,157	$15,553	$20,418
2/28/2022	$13,751	$15,175	$19,901
3/31/2022	$14,213	$15,875	$20,447
4/30/2022	$13,641	$15,011	$18,749
5/31/2022	$13,050	$14,369	$18,763
6/30/2022	$11,887	$13,139	$17,138
7/31/2022	$12,847	$14,190	$18,498
8/31/2022	$11,924	$13,276	$17,725
9/30/2022	$10,355	$11,643	$16,077
10/31/2022	$10,669	$11,995	$17,232
11/30/2022	$11,536	$12,808	$18,430
12/31/2022	$11,127	$12,471	$17,647
1/31/2023	$12,191	$13,595	$18,896
2/28/2023	$11,575	$13,001	$18,442
3/31/2023	$11,351	$12,600	$19,012
4/30/2023	$11,557	$12,845	$19,345
5/31/2023	$11,015	$12,278	$19,152
6/30/2023	$11,407	$12,668	$20,310
7/31/2023	$11,762	$13,151	$20,992
8/31/2023	$11,370	$12,718	$20,491
9/30/2023	$10,605	$11,960	$19,607
10/31/2023	$10,082	$11,391	$19,038
11/30/2023	$11,295	$12,608	$20,823
12/31/2023	$12,344	$13,824	$21,845
1/31/2024	$11,813	$13,272	$22,107
2/29/2024	$11,889	$13,200	$23,044
3/31/2024	$12,287	$13,679	$23,785
4/30/2024	$11,339	$12,869	$22,901
5/31/2024	$11,813	$13,317	$23,924
6/30/2024	$11,813	$13,385	$24,411
7/31/2024	$12,496	$14,199	$24,841

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class P	6.24%	0.29%	2.25%
FTSE EPRA/NAREIT Developed Index	7.97%	1.38%	3.57%
MSCI World Index (net)	18.34%	12.06%	9.53%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$62,210,649
# of Portfolio Holdings	54
Portfolio Turnover Rate	46%
Total Advisory Fees Paid (includes Administration Fees)	$49,416

What is the Fund’s investment objective?

The Fund seeks total return.

Top 5 Holdings (% of Net Assets)

Prologis, Inc.	9.5%
Equinix, Inc.	6.0
Extra Space Storage, Inc.	4.3
Goodman Group (Australia)	4.3
Mitsui Fudosan Co. Ltd. (Japan)	3.6

PACE® Global Real Estate Securities Investments

Class P

Top 5 Countries (% of Net Assets)

Value	Value
United States	68.6%
United Kingdom	6.9%
Japan	6.6%
Australia	5.9%
Singapore	2.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Global Real Estate Securities Investments

S1831

Class P

Annual Shareholder Report

July 31, 2024

PACE® International Emerging Markets Equity Investments

Class A

PWEAX

Fund Overview

This annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$145	1.45%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within information technology and materials contributed.

• On a stock level, SK Hynix, Interglobe Aviation, and Mercadolibre were among the main contributors.

• On a country level, selection within South Korea and Taiwan contributed.

What didn’t work:

• Security selection within communication services, financials, and real estate detracted.

• On a stock level, First Quantum Materials, Baidu, and Melco Resorts & Entertainment were among the main detractors.

• On a country level, an overweight to China and underweight to India and Taiwan detracted on a relative basis, as did security selection within India and China.

The Fund did not invest in derivatives during the reporting period.

PACE® International Emerging Markets Equity Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	MSCI Emerging Markets Index (net)
7/31/2014	$9,449	$10,000
8/31/2014	$9,693	$10,225
9/30/2014	$9,045	$9,467
10/31/2014	$9,268	$9,579
11/30/2014	$9,268	$9,478
12/31/2014	$8,843	$9,041
1/31/2015	$8,934	$9,095
2/28/2015	$9,046	$9,377
3/31/2015	$8,899	$9,243
4/30/2015	$9,382	$9,954
5/31/2015	$9,046	$9,556
6/30/2015	$8,801	$9,308
7/31/2015	$8,269	$8,662
8/31/2015	$7,547	$7,879
9/30/2015	$7,337	$7,642
10/31/2015	$7,779	$8,187
11/30/2015	$7,526	$7,868
12/31/2015	$7,333	$7,692
1/31/2016	$6,932	$7,193
2/29/2016	$6,827	$7,181
3/31/2016	$7,621	$8,132
4/30/2016	$7,635	$8,176
5/31/2016	$7,403	$7,871
6/30/2016	$7,712	$8,186
7/31/2016	$8,014	$8,597
8/31/2016	$8,119	$8,811
9/30/2016	$8,190	$8,924
10/31/2016	$8,190	$8,946
11/30/2016	$7,761	$8,534
12/31/2016	$7,757	$8,553
1/31/2017	$8,132	$9,021
2/28/2017	$8,380	$9,297
3/31/2017	$8,614	$9,532
4/30/2017	$8,798	$9,740
5/31/2017	$9,046	$10,028
6/30/2017	$9,152	$10,129
7/31/2017	$9,613	$10,733
8/31/2017	$9,783	$10,972
9/30/2017	$9,754	$10,929
10/31/2017	$9,960	$11,312
11/30/2017	$9,974	$11,335
12/31/2017	$10,377	$11,741
1/31/2018	$11,114	$12,720
2/28/2018	$10,613	$12,133
3/31/2018	$10,492	$11,908
4/30/2018	$10,363	$11,855
5/31/2018	$10,034	$11,435
6/30/2018	$9,598	$10,960
7/31/2018	$9,734	$11,201
8/31/2018	$9,490	$10,898
9/30/2018	$9,369	$10,840
10/31/2018	$8,575	$9,896
11/30/2018	$8,925	$10,304
12/31/2018	$8,651	$10,031
1/31/2019	$9,385	$10,909
2/28/2019	$9,422	$10,934
3/31/2019	$9,538	$11,026
4/30/2019	$9,720	$11,258
5/31/2019	$9,109	$10,441
6/30/2019	$9,618	$11,092
7/31/2019	$9,451	$10,957
8/31/2019	$9,131	$10,423
9/30/2019	$9,247	$10,621
10/31/2019	$9,654	$11,069
11/30/2019	$9,654	$11,054
12/31/2019	$10,271	$11,879
1/31/2020	$9,780	$11,325
2/29/2020	$9,318	$10,728
3/31/2020	$7,588	$9,076
4/30/2020	$8,402	$9,907
5/31/2020	$8,556	$9,983
6/30/2020	$9,215	$10,717
7/31/2020	$10,110	$11,674
8/31/2020	$10,366	$11,932
9/30/2020	$10,146	$11,741
10/31/2020	$10,388	$11,983
11/30/2020	$11,371	$13,091
12/31/2020	$12,303	$14,053
1/31/2021	$12,488	$14,484
2/28/2021	$12,873	$14,595
3/31/2021	$12,695	$14,375
4/30/2021	$12,984	$14,732
5/31/2021	$13,265	$15,074
6/30/2021	$13,317	$15,100
7/31/2021	$12,481	$14,084
8/31/2021	$12,888	$14,453
9/30/2021	$12,266	$13,878
10/31/2021	$12,451	$14,015
11/30/2021	$11,808	$13,444
12/31/2021	$12,063	$13,696
1/31/2022	$11,972	$13,437
2/28/2022	$11,452	$13,035
3/31/2022	$11,220	$12,741
4/30/2022	$10,344	$12,032
5/31/2022	$10,468	$12,085
6/30/2022	$9,940	$11,282
7/31/2022	$9,923	$11,254
8/31/2022	$9,882	$11,301
9/30/2022	$8,874	$9,976
10/31/2022	$8,618	$9,667
11/30/2022	$10,006	$11,100
12/31/2022	$9,745	$10,944
1/31/2023	$10,758	$11,809
2/28/2023	$9,998	$11,043
3/31/2023	$10,311	$11,377
4/30/2023	$10,074	$11,248
5/31/2023	$9,948	$11,060
6/30/2023	$10,480	$11,479
7/31/2023	$11,028	$12,194
8/31/2023	$10,404	$11,443
9/30/2023	$10,015	$11,144
10/31/2023	$9,559	$10,711
11/30/2023	$10,387	$11,568
12/31/2023	$10,725	$12,020
1/31/2024	$10,195	$11,462
2/29/2024	$10,631	$12,007
3/31/2024	$10,793	$12,305
4/30/2024	$10,785	$12,360
5/31/2024	$11,007	$12,430
6/30/2024	$11,143	$12,920
7/31/2024	$11,067	$12,958

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	0.35%	3.21%	1.59%
Class A with Load	(5.17%)	2.04%	1.02%
MSCI Emerging Markets Index (net)	6.27%	3.41%	2.63%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$384,428,118
# of Portfolio Holdings	157
Portfolio Turnover Rate	66%
Total Advisory Fees Paid (includes Administration Fees)	$2,560,722

What is the Fund’s investment objective?

The Fund seeks capital appreciation.

Top 5 Holdings (% of Net Assets)

Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.6
SK Hynix, Inc.	1.9

PACE® International Emerging Markets Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	23.7%
Information Technology	23.6%
Consumer Discretionary	14.8%
Industrials	7.5%
Consumer Staples	7.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® International Emerging Markets Equity Investments

S1796

Class A

Annual Shareholder Report

July 31, 2024

PACE® International Emerging Markets Equity Investments

Class P

PCEMX

Fund Overview

This annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$120	1.20%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within information technology and materials contributed.

• On a stock level, SK Hynix, Interglobe Aviation, and Mercadolibre were among the main contributors.

• On a country level, selection within South Korea and Taiwan contributed.

What didn’t work:

• Security selection within communication services, financials, and real estate detracted.

• On a stock level, First Quantum Materials, Baidu, and Melco Resorts & Entertainment were among the main detractors.

• On a country level, an overweight to China and underweight to India and Taiwan detracted on a relative basis, as did security selection within India and China.

The Fund did not invest in derivatives during the reporting period.

PACE® International Emerging Markets Equity Investments

Class P

Fund Overview

Fund Performance

	Class P	MSCI Emerging Markets Index (net)
7/31/2014	$10,000	$10,000
8/31/2014	$10,262	$10,225
9/30/2014	$9,578	$9,467
10/31/2014	$9,811	$9,579
11/30/2014	$9,818	$9,478
12/31/2014	$9,371	$9,041
1/31/2015	$9,467	$9,095
2/28/2015	$9,592	$9,377
3/31/2015	$9,430	$9,243
4/30/2015	$9,945	$9,954
5/31/2015	$9,585	$9,556
6/30/2015	$9,327	$9,308
7/31/2015	$8,767	$8,662
8/31/2015	$8,009	$7,879
9/30/2015	$7,788	$7,642
10/31/2015	$8,259	$8,187
11/30/2015	$7,987	$7,868
12/31/2015	$7,783	$7,692
1/31/2016	$7,367	$7,193
2/29/2016	$7,255	$7,181
3/31/2016	$8,096	$8,132
4/30/2016	$8,118	$8,176
5/31/2016	$7,865	$7,871
6/30/2016	$8,193	$8,186
7/31/2016	$8,520	$8,597
8/31/2016	$8,632	$8,811
9/30/2016	$8,706	$8,924
10/31/2016	$8,706	$8,946
11/30/2016	$8,260	$8,534
12/31/2016	$8,253	$8,553
1/31/2017	$8,652	$9,021
2/28/2017	$8,923	$9,297
3/31/2017	$9,171	$9,532
4/30/2017	$9,367	$9,740
5/31/2017	$9,630	$10,028
6/30/2017	$9,750	$10,129
7/31/2017	$10,239	$10,733
8/31/2017	$10,427	$10,972
9/30/2017	$10,397	$10,929
10/31/2017	$10,623	$11,312
11/30/2017	$10,638	$11,335
12/31/2017	$11,070	$11,741
1/31/2018	$11,854	$12,720
2/28/2018	$11,321	$12,133
3/31/2018	$11,199	$11,908
4/30/2018	$11,062	$11,855
5/31/2018	$10,720	$11,435
6/30/2018	$10,248	$10,960
7/31/2018	$10,400	$11,201
8/31/2018	$10,133	$10,898
9/30/2018	$10,011	$10,840
10/31/2018	$9,159	$9,896
11/30/2018	$9,539	$10,304
12/31/2018	$9,251	$10,031
1/31/2019	$10,042	$10,909
2/28/2019	$10,073	$10,934
3/31/2019	$10,205	$11,026
4/30/2019	$10,398	$11,258
5/31/2019	$9,755	$10,441
6/30/2019	$10,298	$11,092
7/31/2019	$10,119	$10,957
8/31/2019	$9,778	$10,423
9/30/2019	$9,902	$10,621
10/31/2019	$10,344	$11,069
11/30/2019	$10,344	$11,054
12/31/2019	$11,009	$11,879
1/31/2020	$10,484	$11,325
2/29/2020	$9,991	$10,728
3/31/2020	$8,133	$9,076
4/30/2020	$9,011	$9,907
5/31/2020	$9,176	$9,983
6/30/2020	$9,889	$10,717
7/31/2020	$10,852	$11,674
8/31/2020	$11,127	$11,932
9/30/2020	$10,899	$11,741
10/31/2020	$11,158	$11,983
11/30/2020	$12,216	$13,091
12/31/2020	$13,224	$14,053
1/31/2021	$13,423	$14,484
2/28/2021	$13,842	$14,595
3/31/2021	$13,644	$14,375
4/30/2021	$13,969	$14,732
5/31/2021	$14,262	$15,074
6/30/2021	$14,326	$15,100
7/31/2021	$13,430	$14,084
8/31/2021	$13,866	$14,453
9/30/2021	$13,209	$13,878
10/31/2021	$13,415	$14,015
11/30/2021	$12,717	$13,444
12/31/2021	$12,995	$13,696
1/31/2022	$12,906	$13,437
2/28/2022	$12,339	$13,035
3/31/2022	$12,090	$12,741
4/30/2022	$11,150	$12,032
5/31/2022	$11,292	$12,085
6/30/2022	$10,715	$11,282
7/31/2022	$10,707	$11,254
8/31/2022	$10,662	$11,301
9/30/2022	$9,580	$9,976
10/31/2022	$9,305	$9,667
11/30/2022	$10,804	$11,100
12/31/2022	$10,530	$10,944
1/31/2023	$11,621	$11,809
2/28/2023	$10,803	$11,043
3/31/2023	$11,139	$11,377
4/30/2023	$10,885	$11,248
5/31/2023	$10,757	$11,060
6/30/2023	$11,330	$11,479
7/31/2023	$11,930	$12,194
8/31/2023	$11,257	$11,443
9/30/2023	$10,839	$11,144
10/31/2023	$10,339	$10,711
11/30/2023	$11,248	$11,568
12/31/2023	$11,616	$12,020
1/31/2024	$11,035	$11,462
2/29/2024	$11,515	$12,007
3/31/2024	$11,690	$12,305
4/30/2024	$11,690	$12,360
5/31/2024	$11,930	$12,430
6/30/2024	$12,078	$12,920
7/31/2024	$11,995	$12,958

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class P	0.54%	3.46%	1.84%
MSCI Emerging Markets Index (net)	6.27%	3.41%	2.63%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$384,428,118
# of Portfolio Holdings	157
Portfolio Turnover Rate	66%
Total Advisory Fees Paid (includes Administration Fees)	$2,560,722

What is the Fund’s investment objective?

The Fund seeks capital appreciation.

Top 5 Holdings (% of Net Assets)

Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.6
SK Hynix, Inc.	1.9

PACE® International Emerging Markets Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	23.7%
Information Technology	23.6%
Consumer Discretionary	14.8%
Industrials	7.5%
Consumer Staples	7.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® International Emerging Markets Equity Investments

S1797

Class P

Annual Shareholder Report

July 31, 2024

PACE® International Emerging Markets Equity Investments

Class P2

PWETX

Fund Overview

This annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$93	0.93%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within information technology and materials contributed.

• On a stock level, SK Hynix, Interglobe Aviation, and Mercadolibre were among the main contributors.

• On a country level, selection within South Korea and Taiwan contributed.

What didn’t work:

• Security selection within communication services, financials, and real estate detracted.

• On a stock level, First Quantum Materials, Baidu, and Melco Resorts & Entertainment were among the main detractors.

• On a country level, an overweight to China and underweight to India and Taiwan detracted on a relative basis, as did security selection within India and China.

The Fund did not invest in derivatives during the reporting period.

PACE® International Emerging Markets Equity Investments

Class P2

Fund Overview

Fund Performance

	Class P2	MSCI Emerging Markets Index (net)
2/28/2023	$10,000	$10,000
3/31/2023	$10,551	$10,535
4/30/2023	$10,327	$10,415
5/31/2023	$10,198	$10,240
6/30/2023	$10,749	$10,629
7/31/2023	$11,318	$11,291
8/31/2023	$10,680	$10,595
9/30/2023	$10,293	$10,318
10/31/2023	$9,819	$9,917
11/30/2023	$10,680	$10,711
12/31/2023	$11,035	$11,130
1/31/2024	$10,494	$10,613
2/29/2024	$10,939	$11,118
3/31/2024	$11,113	$11,393
4/30/2024	$11,113	$11,444
5/31/2024	$11,340	$11,509
6/30/2024	$11,488	$11,963
7/31/2024	$11,419	$11,999

Average Annual Total Returns (%)

	1 Year	Since Inception 3/17/23
Class P2	0.89%	10.13%
MSCI Emerging Markets Index (net)	6.27%	14.17%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$384,428,118
# of Portfolio Holdings	157
Portfolio Turnover Rate	66%
Total Advisory Fees Paid (includes Administration Fees)	$2,560,722

What is the Fund’s investment objective?

The Fund seeks capital appreciation.

Top 5 Holdings (% of Net Assets)

Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.6
SK Hynix, Inc.	1.9

PACE® International Emerging Markets Equity Investments

Class P2

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	23.7%
Information Technology	23.6%
Consumer Discretionary	14.8%
Industrials	7.5%
Consumer Staples	7.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® International Emerging Markets Equity Investments

S1799

Class P2

Annual Shareholder Report

July 31, 2024

PACE® International Emerging Markets Equity Investments

Class Y

PWEYX

Fund Overview

This annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$120	1.20%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within information technology and materials contributed.

• On a stock level, SK Hynix, Interglobe Aviation, and Mercadolibre were among the main contributors.

• On a country level, selection within South Korea and Taiwan contributed.

What didn’t work:

• Security selection within communication services, financials, and real estate detracted.

• On a stock level, First Quantum Materials, Baidu, and Melco Resorts & Entertainment were among the main detractors.

• On a country level, an overweight to China and underweight to India and Taiwan detracted on a relative basis, as did security selection within India and China.

The Fund did not invest in derivatives during the reporting period.

PACE® International Emerging Markets Equity Investments

Class Y

Fund Overview

Fund Performance

	Class Y	MSCI Emerging Markets Index (net)
7/31/2014	$10,000	$10,000
8/31/2014	$10,260	$10,225
9/30/2014	$9,580	$9,467
10/31/2014	$9,812	$9,579
11/30/2014	$9,819	$9,478
12/31/2014	$9,371	$9,041
1/31/2015	$9,466	$9,095
2/28/2015	$9,591	$9,377
3/31/2015	$9,430	$9,243
4/30/2015	$9,950	$9,954
5/31/2015	$9,591	$9,556
6/30/2015	$9,335	$9,308
7/31/2015	$8,770	$8,662
8/31/2015	$8,008	$7,879
9/30/2015	$7,789	$7,642
10/31/2015	$8,257	$8,187
11/30/2015	$7,994	$7,868
12/31/2015	$7,784	$7,692
1/31/2016	$7,370	$7,193
2/29/2016	$7,258	$7,181
3/31/2016	$8,095	$8,132
4/30/2016	$8,118	$8,176
5/31/2016	$7,873	$7,871
6/30/2016	$8,199	$8,186
7/31/2016	$8,525	$8,597
8/31/2016	$8,636	$8,811
9/30/2016	$8,718	$8,924
10/31/2016	$8,710	$8,946
11/30/2016	$8,266	$8,534
12/31/2016	$8,262	$8,553
1/31/2017	$8,659	$9,021
2/28/2017	$8,929	$9,297
3/31/2017	$9,184	$9,532
4/30/2017	$9,371	$9,740
5/31/2017	$9,641	$10,028
6/30/2017	$9,753	$10,129
7/31/2017	$10,248	$10,733
8/31/2017	$10,435	$10,972
9/30/2017	$10,405	$10,929
10/31/2017	$10,630	$11,312
11/30/2017	$10,645	$11,335
12/31/2017	$11,074	$11,741
1/31/2018	$11,870	$12,720
2/28/2018	$11,332	$12,133
3/31/2018	$11,210	$11,908
4/30/2018	$11,074	$11,855
5/31/2018	$10,725	$11,435
6/30/2018	$10,255	$10,960
7/31/2018	$10,407	$11,201
8/31/2018	$10,142	$10,898
9/30/2018	$10,020	$10,840
10/31/2018	$9,171	$9,896
11/30/2018	$9,550	$10,304
12/31/2018	$9,257	$10,031
1/31/2019	$10,044	$10,909
2/28/2019	$10,083	$10,934
3/31/2019	$10,214	$11,026
4/30/2019	$10,407	$11,258
5/31/2019	$9,759	$10,441
6/30/2019	$10,299	$11,092
7/31/2019	$10,122	$10,957
8/31/2019	$9,782	$10,423
9/30/2019	$9,913	$10,621
10/31/2019	$10,353	$11,069
11/30/2019	$10,353	$11,054
12/31/2019	$11,023	$11,879
1/31/2020	$10,492	$11,325
2/29/2020	$10,001	$10,728
3/31/2020	$8,144	$9,076
4/30/2020	$9,018	$9,907
5/31/2020	$9,182	$9,983
6/30/2020	$9,900	$10,717
7/31/2020	$10,859	$11,674
8/31/2020	$11,140	$11,932
9/30/2020	$10,906	$11,741
10/31/2020	$11,163	$11,983
11/30/2020	$12,224	$13,091
12/31/2020	$13,236	$14,053
1/31/2021	$13,433	$14,484
2/28/2021	$13,851	$14,595
3/31/2021	$13,654	$14,375
4/30/2021	$13,977	$14,732
5/31/2021	$14,277	$15,074
6/30/2021	$14,332	$15,100
7/31/2021	$13,441	$14,084
8/31/2021	$13,875	$14,453
9/30/2021	$13,220	$13,878
10/31/2021	$13,425	$14,015
11/30/2021	$12,723	$13,444
12/31/2021	$13,000	$13,696
1/31/2022	$12,911	$13,437
2/28/2022	$12,347	$13,035
3/31/2022	$12,100	$12,741
4/30/2022	$11,155	$12,032
5/31/2022	$11,296	$12,085
6/30/2022	$10,723	$11,282
7/31/2022	$10,714	$11,254
8/31/2022	$10,670	$11,301
9/30/2022	$9,584	$9,976
10/31/2022	$9,311	$9,667
11/30/2022	$10,811	$11,100
12/31/2022	$10,538	$10,944
1/31/2023	$11,624	$11,809
2/28/2023	$10,810	$11,043
3/31/2023	$11,144	$11,377
4/30/2023	$10,891	$11,248
5/31/2023	$10,764	$11,060
6/30/2023	$11,343	$11,479
7/31/2023	$11,940	$12,194
8/31/2023	$11,262	$11,443
9/30/2023	$10,846	$11,144
10/31/2023	$10,348	$10,711
11/30/2023	$11,253	$11,568
12/31/2023	$11,628	$12,020
1/31/2024	$11,050	$11,462
2/29/2024	$11,518	$12,007
3/31/2024	$11,702	$12,305
4/30/2024	$11,702	$12,360
5/31/2024	$11,931	$12,430
6/30/2024	$12,087	$12,920
7/31/2024	$12,004	$12,958

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class Y	0.54%	3.47%	1.84%
MSCI Emerging Markets Index (net)	6.27%	3.41%	2.63%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$384,428,118
# of Portfolio Holdings	157
Portfolio Turnover Rate	66%
Total Advisory Fees Paid (includes Administration Fees)	$2,560,722

What is the Fund’s investment objective?

The Fund seeks capital appreciation.

Top 5 Holdings (% of Net Assets)

Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.6
SK Hynix, Inc.	1.9

PACE® International Emerging Markets Equity Investments

Class Y

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	23.7%
Information Technology	23.6%
Consumer Discretionary	14.8%
Industrials	7.5%
Consumer Staples	7.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® International Emerging Markets Equity Investments

S1798

Class Y

Annual Shareholder Report

July 31, 2024

PACE® Large Co Value Equity Investments

Class A

PCPAX

Fund Overview

This annual shareholder report contains important information about PACE® Large Co Value Equity Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.14%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within the financials sector had the most positive impact on performance, followed by security selection within the communication services sector.

• On a sector level, an overweight allocation to the financials sector added most to performance.

What didn't work:

• Security selection within the health care sector detracted most from performance, followed by security selection within the industrials and energy sectors.

• On a sector level, an underweight allocation to the industrials sector detracted most, followed by an overweight allocation to the consumer discretionary sector.

The Fund did not invest in derivatives during the reporting period.

PACE® Large Co Value Equity Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	Russell 1000 Value Index	Russell 1000 Index
7/31/2014	$9,450	$10,000	$10,000
8/31/2014	$9,742	$10,368	$10,413
9/30/2014	$9,543	$10,154	$10,231
10/31/2014	$9,727	$10,382	$10,481
11/30/2014	$10,007	$10,594	$10,755
12/31/2014	$10,081	$10,659	$10,730
1/31/2015	$9,615	$10,233	$10,435
2/28/2015	$10,170	$10,728	$11,038
3/31/2015	$10,001	$10,582	$10,901
4/30/2015	$10,089	$10,681	$10,978
5/31/2015	$10,212	$10,810	$11,122
6/30/2015	$9,962	$10,594	$10,913
7/31/2015	$10,039	$10,640	$11,124
8/31/2015	$9,459	$10,007	$10,454
9/30/2015	$9,141	$9,705	$10,168
10/31/2015	$9,823	$10,437	$10,991
11/30/2015	$9,836	$10,477	$11,027
12/31/2015	$9,616	$10,251	$10,828
1/31/2016	$9,142	$9,722	$10,246
2/29/2016	$9,176	$9,719	$10,242
3/31/2016	$9,848	$10,419	$10,956
4/30/2016	$9,979	$10,638	$11,015
5/31/2016	$10,061	$10,803	$11,208
6/30/2016	$10,003	$10,897	$11,233
7/31/2016	$10,327	$11,213	$11,661
8/31/2016	$10,482	$11,300	$11,677
9/30/2016	$10,467	$11,276	$11,686
10/31/2016	$10,298	$11,102	$11,458
11/30/2016	$11,130	$11,736	$11,910
12/31/2016	$11,332	$12,029	$12,134
1/31/2017	$11,407	$12,115	$12,378
2/28/2017	$11,791	$12,550	$12,857
3/31/2017	$11,665	$12,422	$12,865
4/30/2017	$11,609	$12,399	$13,001
5/31/2017	$11,619	$12,387	$13,167
6/30/2017	$11,796	$12,589	$13,259
7/31/2017	$11,952	$12,757	$13,521
8/31/2017	$11,831	$12,608	$13,564
9/30/2017	$12,194	$12,981	$13,853
10/31/2017	$12,361	$13,076	$14,170
11/30/2017	$12,693	$13,476	$14,602
12/31/2017	$12,897	$13,673	$14,765
1/31/2018	$13,461	$14,201	$15,576
2/28/2018	$12,788	$13,523	$15,004
3/31/2018	$12,471	$13,285	$14,663
4/30/2018	$12,575	$13,329	$14,713
5/31/2018	$12,553	$13,408	$15,089
6/30/2018	$12,531	$13,442	$15,186
7/31/2018	$13,007	$13,974	$15,710
8/31/2018	$13,199	$14,180	$16,252
9/30/2018	$13,199	$14,208	$16,313
10/31/2018	$12,492	$13,472	$15,159
11/30/2018	$12,750	$13,875	$15,468
12/31/2018	$11,499	$12,542	$14,059
1/31/2019	$12,480	$13,519	$15,237
2/28/2019	$12,706	$13,951	$15,753
3/31/2019	$12,645	$14,039	$16,027
4/30/2019	$13,120	$14,537	$16,674
5/31/2019	$12,151	$13,603	$15,612
6/30/2019	$13,010	$14,579	$16,708
7/31/2019	$13,144	$14,700	$16,967
8/31/2019	$12,761	$14,268	$16,656
9/30/2019	$13,230	$14,777	$16,945
10/31/2019	$13,339	$14,983	$17,304
11/30/2019	$13,754	$15,446	$17,958
12/31/2019	$14,122	$15,871	$18,477
1/31/2020	$13,523	$15,530	$18,497
2/29/2020	$12,131	$14,026	$16,985
3/31/2020	$9,593	$11,629	$14,741
4/30/2020	$10,662	$12,936	$16,689
5/31/2020	$11,055	$13,380	$17,569
6/30/2020	$11,139	$13,291	$17,958
7/31/2020	$11,513	$13,816	$19,009
8/31/2020	$11,893	$14,387	$20,404
9/30/2020	$11,519	$14,034	$19,659
10/31/2020	$11,480	$13,850	$19,185
11/30/2020	$13,136	$15,713	$21,444
12/31/2020	$13,749	$16,315	$22,350
1/31/2021	$13,665	$16,166	$22,166
2/28/2021	$14,558	$17,143	$22,809
3/31/2021	$15,451	$18,151	$23,672
4/30/2021	$16,116	$18,877	$24,946
5/31/2021	$16,644	$19,318	$25,064
6/30/2021	$16,377	$19,097	$25,692
7/31/2021	$16,520	$19,249	$26,226
8/31/2021	$16,859	$19,631	$26,985
9/30/2021	$16,240	$18,948	$25,746
10/31/2021	$17,042	$19,910	$27,532
11/30/2021	$16,246	$19,208	$27,163
12/31/2021	$17,281	$20,420	$28,263
1/31/2022	$17,257	$19,944	$26,670
2/28/2022	$17,085	$19,713	$25,938
3/31/2022	$17,241	$20,269	$26,813
4/30/2022	$16,444	$19,126	$24,423
5/31/2022	$16,897	$19,498	$24,386
6/30/2022	$15,317	$17,794	$22,343
7/31/2022	$16,209	$18,974	$24,424
8/31/2022	$15,880	$18,409	$23,487
9/30/2022	$14,464	$16,795	$21,314
10/31/2022	$15,904	$18,517	$23,023
11/30/2022	$17,093	$19,674	$24,268
12/31/2022	$16,378	$18,881	$22,857
1/31/2023	$17,578	$19,859	$24,390
2/28/2023	$17,001	$19,159	$23,809
3/31/2023	$16,882	$19,071	$24,562
4/30/2023	$17,101	$19,358	$24,867
5/31/2023	$16,515	$18,611	$24,983
6/30/2023	$17,605	$19,848	$26,670
7/31/2023	$18,356	$20,546	$27,587
8/31/2023	$17,752	$19,991	$27,104
9/30/2023	$17,239	$19,220	$25,831
10/31/2023	$16,836	$18,541	$25,206
11/30/2023	$17,972	$19,940	$27,560
12/31/2023	$18,848	$21,045	$28,921
1/31/2024	$18,733	$21,067	$29,324
2/29/2024	$19,282	$21,844	$30,908
3/31/2024	$20,264	$22,936	$31,899
4/30/2024	$19,648	$21,956	$30,541
5/31/2024	$20,283	$22,652	$31,980
6/30/2024	$20,158	$22,439	$33,038
7/31/2024	$20,986	$23,586	$33,519

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	14.33%	9.81%	8.31%
Class A with Load	8.02%	8.57%	7.69%
Russell 1000 Value Index	14.80%	9.92%	8.96%
Russell 1000 Index	21.50%	14.59%	12.86%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$798,382,216
# of Portfolio Holdings	122
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (includes Administration Fees)	$5,927,586

What is the Fund’s investment objective?

The Fund seeks capital appreciation and dividend income.

Top 5 Holdings (% of Net Assets)

Elevance Health, Inc.	2.4%
American Express Co.	2.3
Alphabet, Inc., Class A	2.2
Citigroup, Inc.	2.1
Berkshire Hathaway, Inc., Class B	2.0

PACE® Large Co Value Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	26.6%
Health Care	14.2%
Information Technology	9.6%
Industrials	8.6%
Consumer Staples	7.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Large Co Value Equity Investments

S1807

Class A

Annual Shareholder Report

July 31, 2024

PACE® Large Co Value Equity Investments

Class P

PCLVX

Fund Overview

This annual shareholder report contains important information about PACE® Large Co Value Equity Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$95	0.89%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within the financials sector had the most positive impact on performance, followed by security selection within the communication services sector.

• On a sector level, an overweight allocation to the financials sector added most to performance.

What didn't work:

• Security selection within the health care sector detracted most from performance, followed by security selection within the industrials and energy sectors.

• On a sector level, an underweight allocation to the industrials sector detracted most, followed by an overweight allocation to the consumer discretionary sector.

The Fund did not invest in derivatives during the reporting period.

PACE® Large Co Value Equity Investments

Class P

Fund Overview

Fund Performance

	Class P	Russell 1000 Value Index	Russell 1000 Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,313	$10,368	$10,413
9/30/2014	$10,107	$10,154	$10,231
10/31/2014	$10,301	$10,382	$10,481
11/30/2014	$10,602	$10,594	$10,755
12/31/2014	$10,684	$10,659	$10,730
1/31/2015	$10,189	$10,233	$10,435
2/28/2015	$10,778	$10,728	$11,038
3/31/2015	$10,603	$10,582	$10,901
4/30/2015	$10,702	$10,681	$10,978
5/31/2015	$10,832	$10,810	$11,122
6/30/2015	$10,567	$10,594	$10,913
7/31/2015	$10,648	$10,640	$11,124
8/31/2015	$10,041	$10,007	$10,454
9/30/2015	$9,704	$9,705	$10,168
10/31/2015	$10,432	$10,437	$10,991
11/30/2015	$10,446	$10,477	$11,027
12/31/2015	$10,212	$10,251	$10,828
1/31/2016	$9,707	$9,722	$10,246
2/29/2016	$9,748	$9,719	$10,242
3/31/2016	$10,465	$10,419	$10,956
4/30/2016	$10,609	$10,638	$11,015
5/31/2016	$10,697	$10,803	$11,208
6/30/2016	$10,635	$10,897	$11,233
7/31/2016	$10,985	$11,213	$11,661
8/31/2016	$11,150	$11,300	$11,677
9/30/2016	$11,135	$11,276	$11,686
10/31/2016	$10,960	$11,102	$11,458
11/30/2016	$11,846	$11,736	$11,910
12/31/2016	$12,067	$12,029	$12,134
1/31/2017	$12,148	$12,115	$12,378
2/28/2017	$12,558	$12,550	$12,857
3/31/2017	$12,428	$12,422	$12,865
4/30/2017	$12,369	$12,399	$13,001
5/31/2017	$12,385	$12,387	$13,167
6/30/2017	$12,574	$12,589	$13,259
7/31/2017	$12,746	$12,757	$13,521
8/31/2017	$12,617	$12,608	$13,564
9/30/2017	$13,005	$12,981	$13,853
10/31/2017	$13,183	$13,076	$14,170
11/30/2017	$13,543	$13,476	$14,602
12/31/2017	$13,760	$13,673	$14,765
1/31/2018	$14,370	$14,201	$15,576
2/28/2018	$13,654	$13,523	$15,004
3/31/2018	$13,314	$13,285	$14,663
4/30/2018	$13,432	$13,329	$14,713
5/31/2018	$13,408	$13,408	$15,089
6/30/2018	$13,391	$13,442	$15,186
7/31/2018	$13,901	$13,974	$15,710
8/31/2018	$14,106	$14,180	$16,252
9/30/2018	$14,112	$14,208	$16,313
10/31/2018	$13,355	$13,472	$15,159
11/30/2018	$13,637	$13,875	$15,468
12/31/2018	$12,299	$12,542	$14,059
1/31/2019	$13,352	$13,519	$15,237
2/28/2019	$13,595	$13,951	$15,753
3/31/2019	$13,536	$14,039	$16,027
4/30/2019	$14,040	$14,537	$16,674
5/31/2019	$13,012	$13,603	$15,612
6/30/2019	$13,928	$14,579	$16,708
7/31/2019	$14,079	$14,700	$16,967
8/31/2019	$13,673	$14,268	$16,656
9/30/2019	$14,177	$14,777	$16,945
10/31/2019	$14,295	$14,983	$17,304
11/30/2019	$14,747	$15,446	$17,958
12/31/2019	$15,137	$15,871	$18,477
1/31/2020	$14,499	$15,530	$18,497
2/29/2020	$13,008	$14,026	$16,985
3/31/2020	$10,295	$11,629	$14,741
4/30/2020	$11,440	$12,936	$16,689
5/31/2020	$11,863	$13,380	$17,569
6/30/2020	$11,953	$13,291	$17,958
7/31/2020	$12,356	$13,816	$19,009
8/31/2020	$12,772	$14,387	$20,404
9/30/2020	$12,369	$14,034	$19,659
10/31/2020	$12,335	$13,850	$19,185
11/30/2020	$14,111	$15,713	$21,444
12/31/2020	$14,777	$16,315	$22,350
1/31/2021	$14,693	$16,166	$22,166
2/28/2021	$15,657	$17,143	$22,809
3/31/2021	$16,621	$18,151	$23,672
4/30/2021	$17,338	$18,877	$24,946
5/31/2021	$17,908	$19,318	$25,064
6/30/2021	$17,620	$19,097	$25,692
7/31/2021	$17,782	$19,249	$26,226
8/31/2021	$18,148	$19,631	$26,985
9/30/2021	$17,486	$18,948	$25,746
10/31/2021	$18,352	$19,910	$27,532
11/30/2021	$17,500	$19,208	$27,163
12/31/2021	$18,613	$20,420	$28,263
1/31/2022	$18,596	$19,944	$26,670
2/28/2022	$18,410	$19,713	$25,938
3/31/2022	$18,588	$20,269	$26,813
4/30/2022	$17,732	$19,126	$24,423
5/31/2022	$18,223	$19,498	$24,386
6/30/2022	$16,520	$17,794	$22,343
7/31/2022	$17,486	$18,974	$24,424
8/31/2022	$17,139	$18,409	$23,487
9/30/2022	$15,614	$16,795	$21,314
10/31/2022	$17,164	$18,517	$23,023
11/30/2022	$18,452	$19,674	$24,268
12/31/2022	$17,687	$18,881	$22,857
1/31/2023	$18,991	$19,859	$24,390
2/28/2023	$18,364	$19,159	$23,809
3/31/2023	$18,244	$19,071	$24,562
4/30/2023	$18,483	$19,358	$24,867
5/31/2023	$17,856	$18,611	$24,983
6/30/2023	$19,041	$19,848	$26,670
7/31/2023	$19,857	$20,546	$27,587
8/31/2023	$19,200	$19,991	$27,104
9/30/2023	$18,653	$19,220	$25,831
10/31/2023	$18,225	$18,541	$25,206
11/30/2023	$19,449	$19,940	$27,560
12/31/2023	$20,411	$21,045	$28,921
1/31/2024	$20,285	$21,067	$29,324
2/29/2024	$20,883	$21,844	$30,908
3/31/2024	$21,954	$22,936	$31,899
4/30/2024	$21,282	$21,956	$30,541
5/31/2024	$21,975	$22,652	$31,980
6/30/2024	$21,849	$22,439	$33,038
7/31/2024	$22,751	$23,586	$33,519

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class P	14.57%	10.07%	8.57%
Russell 1000 Value Index	14.80%	9.92%	8.96%
Russell 1000 Index	21.50%	14.59%	12.86%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$798,382,216
# of Portfolio Holdings	122
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (includes Administration Fees)	$5,927,586

What is the Fund’s investment objective?

The Fund seeks capital appreciation and dividend income.

Top 5 Holdings (% of Net Assets)

Elevance Health, Inc.	2.4%
American Express Co.	2.3
Alphabet, Inc., Class A	2.2
Citigroup, Inc.	2.1
Berkshire Hathaway, Inc., Class B	2.0

PACE® Large Co Value Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	26.6%
Health Care	14.2%
Information Technology	9.6%
Industrials	8.6%
Consumer Staples	7.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Large Co Value Equity Investments

S1808

Class P

Annual Shareholder Report

July 31, 2024

PACE® Large Co Value Equity Investments

Class Y

PLVYX

Fund Overview

This annual shareholder report contains important information about PACE® Large Co Value Equity Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$94	0.88%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within the financials sector had the most positive impact on performance, followed by security selection within the communication services sector.

• On a sector level, an overweight allocation to the financials sector added most to performance.

What didn't work:

• Security selection within the health care sector detracted most from performance, followed by security selection within the industrials and energy sectors.

• On a sector level, an underweight allocation to the industrials sector detracted most, followed by an overweight allocation to the consumer discretionary sector.

The Fund did not invest in derivatives during the reporting period.

PACE® Large Co Value Equity Investments

Class Y

Fund Overview

Fund Performance

	Class Y	Russell 1000 Value Index	Russell 1000 Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,312	$10,368	$10,413
9/30/2014	$10,107	$10,154	$10,231
10/31/2014	$10,304	$10,382	$10,481
11/30/2014	$10,600	$10,594	$10,755
12/31/2014	$10,683	$10,659	$10,730
1/31/2015	$10,190	$10,233	$10,435
2/28/2015	$10,777	$10,728	$11,038
3/31/2015	$10,602	$10,582	$10,901
4/30/2015	$10,700	$10,681	$10,978
5/31/2015	$10,835	$10,810	$11,122
6/30/2015	$10,566	$10,594	$10,913
7/31/2015	$10,651	$10,640	$11,124
8/31/2015	$10,038	$10,007	$10,454
9/30/2015	$9,702	$9,705	$10,168
10/31/2015	$10,432	$10,437	$10,991
11/30/2015	$10,445	$10,477	$11,027
12/31/2015	$10,213	$10,251	$10,828
1/31/2016	$9,710	$9,722	$10,246
2/29/2016	$9,751	$9,719	$10,242
3/31/2016	$10,469	$10,419	$10,956
4/30/2016	$10,608	$10,638	$11,015
5/31/2016	$10,695	$10,803	$11,208
6/30/2016	$10,633	$10,897	$11,233
7/31/2016	$10,988	$11,213	$11,661
8/31/2016	$11,152	$11,300	$11,677
9/30/2016	$11,136	$11,276	$11,686
10/31/2016	$10,962	$11,102	$11,458
11/30/2016	$11,850	$11,736	$11,910
12/31/2016	$12,067	$12,029	$12,134
1/31/2017	$12,152	$12,115	$12,378
2/28/2017	$12,560	$12,550	$12,857
3/31/2017	$12,431	$12,422	$12,865
4/30/2017	$12,372	$12,399	$13,001
5/31/2017	$12,388	$12,387	$13,167
6/30/2017	$12,576	$12,589	$13,259
7/31/2017	$12,748	$12,757	$13,521
8/31/2017	$12,619	$12,608	$13,564
9/30/2017	$13,005	$12,981	$13,853
10/31/2017	$13,188	$13,076	$14,170
11/30/2017	$13,547	$13,476	$14,602
12/31/2017	$13,765	$13,673	$14,765
1/31/2018	$14,371	$14,201	$15,576
2/28/2018	$13,660	$13,523	$15,004
3/31/2018	$13,321	$13,285	$14,663
4/30/2018	$13,438	$13,329	$14,713
5/31/2018	$13,415	$13,408	$15,089
6/30/2018	$13,391	$13,442	$15,186
7/31/2018	$13,905	$13,974	$15,710
8/31/2018	$14,115	$14,180	$16,252
9/30/2018	$14,121	$14,208	$16,313
10/31/2018	$13,362	$13,472	$15,159
11/30/2018	$13,642	$13,875	$15,468
12/31/2018	$12,308	$12,542	$14,059
1/31/2019	$13,356	$13,519	$15,237
2/28/2019	$13,604	$13,951	$15,753
3/31/2019	$13,539	$14,039	$16,027
4/30/2019	$14,053	$14,537	$16,674
5/31/2019	$13,018	$13,603	$15,612
6/30/2019	$13,942	$14,579	$16,708
7/31/2019	$14,092	$14,700	$16,967
8/31/2019	$13,682	$14,268	$16,656
9/30/2019	$14,183	$14,777	$16,945
10/31/2019	$14,307	$14,983	$17,304
11/30/2019	$14,756	$15,446	$17,958
12/31/2019	$15,151	$15,871	$18,477
1/31/2020	$14,509	$15,530	$18,497
2/29/2020	$13,018	$14,026	$16,985
3/31/2020	$10,299	$11,629	$14,741
4/30/2020	$11,452	$12,936	$16,689
5/31/2020	$11,873	$13,380	$17,569
6/30/2020	$11,969	$13,291	$17,958
7/31/2020	$12,370	$13,816	$19,009
8/31/2020	$12,784	$14,387	$20,404
9/30/2020	$12,376	$14,034	$19,659
10/31/2020	$12,342	$13,850	$19,185
11/30/2020	$14,123	$15,713	$21,444
12/31/2020	$14,792	$16,315	$22,350
1/31/2021	$14,701	$16,166	$22,166
2/28/2021	$15,660	$17,143	$22,809
3/31/2021	$16,627	$18,151	$23,672
4/30/2021	$17,348	$18,877	$24,946
5/31/2021	$17,915	$19,318	$25,064
6/30/2021	$17,628	$19,097	$25,692
7/31/2021	$17,789	$19,249	$26,226
8/31/2021	$18,160	$19,631	$26,985
9/30/2021	$17,502	$18,948	$25,746
10/31/2021	$18,363	$19,910	$27,532
11/30/2021	$17,516	$19,208	$27,163
12/31/2021	$18,622	$20,420	$28,263
1/31/2022	$18,606	$19,944	$26,670
2/28/2022	$18,420	$19,713	$25,938
3/31/2022	$18,597	$20,269	$26,813
4/30/2022	$17,738	$19,126	$24,423
5/31/2022	$18,227	$19,498	$24,386
6/30/2022	$16,525	$17,794	$22,343
7/31/2022	$17,494	$18,974	$24,424
8/31/2022	$17,140	$18,409	$23,487
9/30/2022	$15,616	$16,795	$21,314
10/31/2022	$17,174	$18,517	$23,023
11/30/2022	$18,462	$19,674	$24,268
12/31/2022	$17,691	$18,881	$22,857
1/31/2023	$18,996	$19,859	$24,390
2/28/2023	$18,373	$19,159	$23,809
3/31/2023	$18,255	$19,071	$24,562
4/30/2023	$18,492	$19,358	$24,867
5/31/2023	$17,859	$18,611	$24,983
6/30/2023	$19,045	$19,848	$26,670
7/31/2023	$19,866	$20,546	$27,587
8/31/2023	$19,213	$19,991	$27,104
9/30/2023	$18,660	$19,220	$25,831
10/31/2023	$18,235	$18,541	$25,206
11/30/2023	$19,460	$19,940	$27,560
12/31/2023	$20,421	$21,045	$28,921
1/31/2024	$20,296	$21,067	$29,324
2/29/2024	$20,900	$21,844	$30,908
3/31/2024	$21,963	$22,936	$31,899
4/30/2024	$21,296	$21,956	$30,541
5/31/2024	$21,994	$22,652	$31,980
6/30/2024	$21,859	$22,439	$33,038
7/31/2024	$22,765	$23,586	$33,519

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class Y	14.60%	10.07%	8.57%
Russell 1000 Value Index	14.80%	9.92%	8.96%
Russell 1000 Index	21.50%	14.59%	12.86%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$798,382,216
# of Portfolio Holdings	122
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (includes Administration Fees)	$5,927,586

What is the Fund’s investment objective?

The Fund seeks capital appreciation and dividend income.

Top 5 Holdings (% of Net Assets)

Elevance Health, Inc.	2.4%
American Express Co.	2.3
Alphabet, Inc., Class A	2.2
Citigroup, Inc.	2.1
Berkshire Hathaway, Inc., Class B	2.0

PACE® Large Co Value Equity Investments

Class Y

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	26.6%
Health Care	14.2%
Information Technology	9.6%
Industrials	8.6%
Consumer Staples	7.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Large Co Value Equity Investments

S1809

Class Y

Annual Shareholder Report

July 31, 2024

PACE® Municipal Fixed Income Investments

Class A

PMUAX

Fund Overview

This annual shareholder report contains important information about PACE® Municipal Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.82%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector allocation benefited from being overweight strong performing tobacco, prepaid gas and hospital revenue bonds.

• Issuer selection was additive overall led by BBB-rated Lipscomb University TN and New York State personal income tax bonds.

• Yield curve exposure was additive to relative returns versus the benchmark. The portfolio was overweight shorter maturity bonds inside of 5 years, as well as longer maturity bonds beyond 15 years which performed well.

What didn’t work:

• In terms of sector allocation, an overweight to weaker performing airport bonds detracted from performance.

• Issuer selection in Texas Permanent School Fund bonds also hindered results.

• During the reporting period, the portfolio’s duration averaged modestly long versus the benchmark which was a slight detractor.

• Underweight to New York City and California state general obligation bonds which benefited from solid demand was a detractor.

The Fund did not invest in derivatives during the reporting period.

PACE® Municipal Fixed Income Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	Bloomberg US Municipal 3-15 Year Blend Index	Bloomberg Municipal Bond Index
7/31/2014	$9,778	$10,000	$10,000
8/31/2014	$9,886	$10,102	$10,121
9/30/2014	$9,876	$10,102	$10,131
10/31/2014	$9,919	$10,160	$10,201
11/30/2014	$9,924	$10,172	$10,218
12/31/2014	$9,951	$10,202	$10,270
1/31/2015	$10,120	$10,370	$10,452
2/28/2015	$9,998	$10,271	$10,344
3/31/2015	$10,018	$10,294	$10,374
4/30/2015	$9,971	$10,252	$10,320
5/31/2015	$9,923	$10,220	$10,291
6/30/2015	$9,906	$10,219	$10,282
7/31/2015	$9,980	$10,287	$10,356
8/31/2015	$10,008	$10,306	$10,377
9/30/2015	$10,076	$10,386	$10,452
10/31/2015	$10,112	$10,428	$10,493
11/30/2015	$10,150	$10,454	$10,535
12/31/2015	$10,222	$10,515	$10,609
1/31/2016	$10,367	$10,649	$10,736
2/29/2016	$10,374	$10,668	$10,753
3/31/2016	$10,387	$10,681	$10,787
4/30/2016	$10,455	$10,751	$10,866
5/31/2016	$10,460	$10,755	$10,895
6/30/2016	$10,614	$10,901	$11,069
7/31/2016	$10,604	$10,916	$11,075
8/31/2016	$10,609	$10,922	$11,090
9/30/2016	$10,559	$10,880	$11,035
10/31/2016	$10,470	$10,781	$10,919
11/30/2016	$10,066	$10,398	$10,512
12/31/2016	$10,172	$10,509	$10,635
1/31/2017	$10,226	$10,588	$10,705
2/28/2017	$10,288	$10,663	$10,780
3/31/2017	$10,318	$10,683	$10,803
4/30/2017	$10,395	$10,766	$10,882
5/31/2017	$10,545	$10,922	$11,054
6/30/2017	$10,503	$10,876	$11,015
7/31/2017	$10,572	$10,963	$11,104
8/31/2017	$10,651	$11,041	$11,188
9/30/2017	$10,601	$10,985	$11,131
10/31/2017	$10,607	$11,002	$11,159
11/30/2017	$10,523	$10,908	$11,099
12/31/2017	$10,617	$11,009	$11,215
1/31/2018	$10,508	$10,898	$11,083
2/28/2018	$10,458	$10,864	$11,050
3/31/2018	$10,473	$10,892	$11,090
4/30/2018	$10,439	$10,860	$11,051
5/31/2018	$10,544	$10,970	$11,177
6/30/2018	$10,552	$10,987	$11,187
7/31/2018	$10,575	$11,024	$11,214
8/31/2018	$10,590	$11,046	$11,243
9/30/2018	$10,522	$10,980	$11,170
10/31/2018	$10,454	$10,929	$11,101
11/30/2018	$10,561	$11,048	$11,224
12/31/2018	$10,683	$11,178	$11,359
1/31/2019	$10,782	$11,279	$11,444
2/28/2019	$10,848	$11,337	$11,506
3/31/2019	$10,982	$11,478	$11,688
4/30/2019	$11,015	$11,503	$11,732
5/31/2019	$11,166	$11,652	$11,893
6/30/2019	$11,215	$11,701	$11,937
7/31/2019	$11,307	$11,798	$12,033
8/31/2019	$11,449	$11,947	$12,223
9/30/2019	$11,362	$11,843	$12,125
10/31/2019	$11,359	$11,874	$12,147
11/30/2019	$11,374	$11,902	$12,177
12/31/2019	$11,410	$11,941	$12,215
1/31/2020	$11,587	$12,138	$12,434
2/29/2020	$11,716	$12,262	$12,594
3/31/2020	$11,260	$11,876	$12,137
4/30/2020	$11,104	$11,779	$11,985
5/31/2020	$11,437	$12,135	$12,366
6/30/2020	$11,544	$12,213	$12,468
7/31/2020	$11,721	$12,398	$12,678
8/31/2020	$11,704	$12,352	$12,619
9/30/2020	$11,713	$12,362	$12,621
10/31/2020	$11,687	$12,329	$12,583
11/30/2020	$11,839	$12,479	$12,773
12/31/2020	$11,908	$12,544	$12,851
1/31/2021	$11,970	$12,607	$12,933
2/28/2021	$11,792	$12,432	$12,728
3/31/2021	$11,846	$12,496	$12,806
4/30/2021	$11,935	$12,582	$12,913
5/31/2021	$11,961	$12,602	$12,952
6/30/2021	$11,969	$12,619	$12,988
7/31/2021	$12,050	$12,720	$13,095
8/31/2021	$12,014	$12,692	$13,047
9/30/2021	$11,931	$12,607	$12,953
10/31/2021	$11,889	$12,567	$12,915
11/30/2021	$11,965	$12,640	$13,025
12/31/2021	$11,962	$12,660	$13,046
1/31/2022	$11,652	$12,328	$12,689
2/28/2022	$11,587	$12,287	$12,644
3/31/2022	$11,270	$11,937	$12,234
4/30/2022	$11,005	$11,666	$11,895
5/31/2022	$11,124	$11,838	$12,072
6/30/2022	$11,005	$11,728	$11,874
7/31/2022	$11,245	$12,011	$12,188
8/31/2022	$11,036	$11,792	$11,921
9/30/2022	$10,696	$11,408	$11,463
10/31/2022	$10,642	$11,358	$11,368
11/30/2022	$11,039	$11,785	$11,900
12/31/2022	$11,069	$11,847	$11,934
1/31/2023	$11,337	$12,132	$12,277
2/28/2023	$11,124	$11,890	$11,999
3/31/2023	$11,313	$12,132	$12,265
4/30/2023	$11,304	$12,098	$12,237
5/31/2023	$11,194	$11,982	$12,131
6/30/2023	$11,278	$12,076	$12,253
7/31/2023	$11,300	$12,126	$12,301
8/31/2023	$11,209	$11,990	$12,124
9/30/2023	$10,957	$11,698	$11,769
10/31/2023	$10,866	$11,641	$11,669
11/30/2023	$11,394	$12,244	$12,409
12/31/2023	$11,643	$12,492	$12,698
1/31/2024	$11,617	$12,439	$12,633
2/29/2024	$11,628	$12,451	$12,649
3/31/2024	$11,613	$12,451	$12,649
4/30/2024	$11,501	$12,311	$12,492
5/31/2024	$11,438	$12,228	$12,455
6/30/2024	$11,574	$12,394	$12,646
7/31/2024	$11,665	$12,507	$12,762

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	3.23%	0.63%	1.78%
Class A with Load	0.89%	0.17%	1.55%
Bloomberg US Municipal 3-15 Year Blend Index	3.16%	1.17%	2.26%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$184,674,705
# of Portfolio Holdings	120
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (includes Administration Fees)	$723,434

What is the Fund’s investment objective?

The Fund seeks high current income exempt from federal income tax.

Top 5 Holdings (% of Net Assets)

Tobacco Settlement Financing Corp. (New Jersey), 5.000%, due 06/01/34	3.4%
Indiana Finance Authority, Indiana University Health, 2.250%, due 12/01/58	2.8
Michigan Strategic Fund Improvement Project, 5.000%, due 06/30/32	1.9
Allegheny County Hospital Development Authority (Pennsylvania), 5.000%, due 04/01/29	1.8
Metropolitan Government of Nashville & Davidson County (Tennessee), 4.000%, due 01/01/32	1.7

PACE® Municipal Fixed Income Investments

Class A

Top 5 States (%)

Value	Value
Texas	11.3%
Pennsylvania	10.1%
New York	9.5%
Illinois	9.3%
Indiana	5.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Municipal Fixed Income Investments

S1810

Class A

Annual Shareholder Report

July 31, 2024

PACE® Municipal Fixed Income Investments

Class P

PCMNX

Fund Overview

This annual shareholder report contains important information about PACE® Municipal Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$58	0.57%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector allocation benefited from being overweight strong performing tobacco, prepaid gas and hospital revenue bonds.

• Issuer selection was additive overall led by BBB-rated Lipscomb University TN and New York State personal income tax bonds.

• Yield curve exposure was additive to relative returns versus the benchmark. The portfolio was overweight shorter maturity bonds inside of 5 years, as well as longer maturity bonds beyond 15 years which performed well.

What didn’t work:

• In terms of sector allocation, an overweight to weaker performing airport bonds detracted from performance.

• Issuer selection in Texas Permanent School Fund bonds also hindered results.

• During the reporting period, the portfolio’s duration averaged modestly long versus the benchmark which was a slight detractor.

• Underweight to New York City and California state general obligation bonds which benefited from solid demand was a detractor.

The Fund did not invest in derivatives during the reporting period.

PACE® Municipal Fixed Income Investments

Class P

Fund Overview

Fund Performance

	Class P	Bloomberg US Municipal 3-15 Year Blend Index	Bloomberg Municipal Bond Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,113	$10,102	$10,121
9/30/2014	$10,105	$10,102	$10,131
10/31/2014	$10,150	$10,160	$10,201
11/30/2014	$10,158	$10,172	$10,218
12/31/2014	$10,188	$10,202	$10,270
1/31/2015	$10,363	$10,370	$10,452
2/28/2015	$10,241	$10,271	$10,344
3/31/2015	$10,263	$10,294	$10,374
4/30/2015	$10,216	$10,252	$10,320
5/31/2015	$10,177	$10,220	$10,291
6/30/2015	$10,154	$10,219	$10,282
7/31/2015	$10,239	$10,287	$10,356
8/31/2015	$10,263	$10,306	$10,377
9/30/2015	$10,334	$10,386	$10,452
10/31/2015	$10,382	$10,428	$10,493
11/30/2015	$10,414	$10,454	$10,535
12/31/2015	$10,491	$10,515	$10,609
1/31/2016	$10,650	$10,649	$10,736
2/29/2016	$10,651	$10,668	$10,753
3/31/2016	$10,675	$10,681	$10,787
4/30/2016	$10,747	$10,751	$10,866
5/31/2016	$10,746	$10,755	$10,895
6/30/2016	$10,907	$10,901	$11,069
7/31/2016	$10,906	$10,916	$11,075
8/31/2016	$10,914	$10,922	$11,090
9/30/2016	$10,865	$10,880	$11,035
10/31/2016	$10,768	$10,781	$10,919
11/30/2016	$10,354	$10,398	$10,512
12/31/2016	$10,465	$10,509	$10,635
1/31/2017	$10,522	$10,588	$10,705
2/28/2017	$10,589	$10,663	$10,780
3/31/2017	$10,621	$10,683	$10,803
4/30/2017	$10,703	$10,766	$10,882
5/31/2017	$10,868	$10,922	$11,054
6/30/2017	$10,818	$10,876	$11,015
7/31/2017	$10,892	$10,963	$11,104
8/31/2017	$10,984	$11,041	$11,188
9/30/2017	$10,934	$10,985	$11,131
10/31/2017	$10,934	$11,002	$11,159
11/30/2017	$10,859	$10,908	$11,099
12/31/2017	$10,958	$11,009	$11,215
1/31/2018	$10,840	$10,898	$11,083
2/28/2018	$10,799	$10,864	$11,050
3/31/2018	$10,816	$10,892	$11,090
4/30/2018	$10,774	$10,860	$11,051
5/31/2018	$10,894	$10,970	$11,177
6/30/2018	$10,903	$10,987	$11,187
7/31/2018	$10,929	$11,024	$11,214
8/31/2018	$10,938	$11,046	$11,243
9/30/2018	$10,879	$10,980	$11,170
10/31/2018	$10,801	$10,929	$11,101
11/30/2018	$10,923	$11,048	$11,224
12/31/2018	$11,052	$11,178	$11,359
1/31/2019	$11,148	$11,279	$11,444
2/28/2019	$11,226	$11,337	$11,506
3/31/2019	$11,368	$11,478	$11,688
4/30/2019	$11,404	$11,503	$11,732
5/31/2019	$11,563	$11,652	$11,893
6/30/2019	$11,608	$11,701	$11,937
7/31/2019	$11,713	$11,798	$12,033
8/31/2019	$11,864	$11,947	$12,223
9/30/2019	$11,775	$11,843	$12,125
10/31/2019	$11,775	$11,874	$12,147
11/30/2019	$11,793	$11,902	$12,177
12/31/2019	$11,832	$11,941	$12,215
1/31/2020	$12,019	$12,138	$12,434
2/29/2020	$12,154	$12,262	$12,594
3/31/2020	$11,684	$11,876	$12,137
4/30/2020	$11,525	$11,779	$11,985
5/31/2020	$11,874	$12,135	$12,366
6/30/2020	$11,987	$12,213	$12,468
7/31/2020	$12,173	$12,398	$12,678
8/31/2020	$12,157	$12,352	$12,619
9/30/2020	$12,170	$12,362	$12,621
10/31/2020	$12,145	$12,329	$12,583
11/30/2020	$12,296	$12,479	$12,773
12/31/2020	$12,380	$12,544	$12,851
1/31/2021	$12,447	$12,607	$12,933
2/28/2021	$12,265	$12,432	$12,728
3/31/2021	$12,323	$12,496	$12,806
4/30/2021	$12,418	$12,582	$12,913
5/31/2021	$12,448	$12,602	$12,952
6/30/2021	$12,459	$12,619	$12,988
7/31/2021	$12,546	$12,720	$13,095
8/31/2021	$12,511	$12,692	$13,047
9/30/2021	$12,418	$12,607	$12,953
10/31/2021	$12,386	$12,567	$12,915
11/30/2021	$12,468	$12,640	$13,025
12/31/2021	$12,468	$12,660	$13,046
1/31/2022	$12,148	$12,328	$12,689
2/28/2022	$12,082	$12,287	$12,644
3/31/2022	$11,754	$11,937	$12,234
4/30/2022	$11,471	$11,666	$11,895
5/31/2022	$11,607	$11,838	$12,072
6/30/2022	$11,485	$11,728	$11,874
7/31/2022	$11,739	$12,011	$12,188
8/31/2022	$11,523	$11,792	$11,921
9/30/2022	$11,170	$11,408	$11,463
10/31/2022	$11,107	$11,358	$11,368
11/30/2022	$11,534	$11,785	$11,900
12/31/2022	$11,557	$11,847	$11,934
1/31/2023	$11,850	$12,132	$12,277
2/28/2023	$11,629	$11,890	$11,999
3/31/2023	$11,829	$12,132	$12,265
4/30/2023	$11,822	$12,098	$12,237
5/31/2023	$11,710	$11,982	$12,131
6/30/2023	$11,790	$12,076	$12,253
7/31/2023	$11,825	$12,126	$12,301
8/31/2023	$11,723	$11,990	$12,124
9/30/2023	$11,462	$11,698	$11,769
10/31/2023	$11,379	$11,641	$11,669
11/30/2023	$11,924	$12,244	$12,409
12/31/2023	$12,197	$12,492	$12,698
1/31/2024	$12,172	$12,439	$12,633
2/29/2024	$12,177	$12,451	$12,649
3/31/2024	$12,173	$12,451	$12,649
4/30/2024	$12,058	$12,311	$12,492
5/31/2024	$11,995	$12,228	$12,455
6/30/2024	$12,140	$12,394	$12,646
7/31/2024	$12,237	$12,507	$12,762

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class P	3.49%	0.88%	2.04%
Bloomberg US Municipal 3-15 Year Blend Index	3.16%	1.17%	2.26%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$184,674,705
# of Portfolio Holdings	120
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (includes Administration Fees)	$723,434

What is the Fund’s investment objective?

The Fund seeks high current income exempt from federal income tax.

Top 5 Holdings (% of Net Assets)

Tobacco Settlement Financing Corp. (New Jersey), 5.000%, due 06/01/34	3.4%
Indiana Finance Authority, Indiana University Health, 2.250%, due 12/01/58	2.8
Michigan Strategic Fund Improvement Project, 5.000%, due 06/30/32	1.9
Allegheny County Hospital Development Authority (Pennsylvania), 5.000%, due 04/01/29	1.8
Metropolitan Government of Nashville & Davidson County (Tennessee), 4.000%, due 01/01/32	1.7

PACE® Municipal Fixed Income Investments

Class P

Top 5 States (%)

Value	Value
Texas	11.3%
Pennsylvania	10.1%
New York	9.5%
Illinois	9.3%
Indiana	5.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Municipal Fixed Income Investments

S1811

Class P

Annual Shareholder Report

July 31, 2024

PACE® Municipal Fixed Income Investments

Class Y

PMUYX

Fund Overview

This annual shareholder report contains important information about PACE® Municipal Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$59	0.58%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector allocation benefited from being overweight strong performing tobacco, prepaid gas and hospital revenue bonds.

• Issuer selection was additive overall led by BBB-rated Lipscomb University TN and New York State personal income tax bonds.

• Yield curve exposure was additive to relative returns versus the benchmark. The portfolio was overweight shorter maturity bonds inside of 5 years, as well as longer maturity bonds beyond 15 years which performed well.

What didn’t work:

• In terms of sector allocation, an overweight to weaker performing airport bonds detracted from performance.

• Issuer selection in Texas Permanent School Fund bonds also hindered results.

• During the reporting period, the portfolio’s duration averaged modestly long versus the benchmark which was a slight detractor.

• Underweight to New York City and California state general obligation bonds which benefited from solid demand was a detractor.

The Fund did not invest in derivatives during the reporting period.

PACE® Municipal Fixed Income Investments

Class Y

Fund Overview

Fund Performance

	Class Y	Bloomberg US Municipal 3-15 Year Blend Index	Bloomberg Municipal Bond Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,113	$10,102	$10,121
9/30/2014	$10,105	$10,102	$10,131
10/31/2014	$10,150	$10,160	$10,201
11/30/2014	$10,158	$10,172	$10,218
12/31/2014	$10,188	$10,202	$10,270
1/31/2015	$10,363	$10,370	$10,452
2/28/2015	$10,240	$10,271	$10,344
3/31/2015	$10,263	$10,294	$10,374
4/30/2015	$10,216	$10,252	$10,320
5/31/2015	$10,170	$10,220	$10,291
6/30/2015	$10,154	$10,219	$10,282
7/31/2015	$10,232	$10,287	$10,356
8/31/2015	$10,263	$10,306	$10,377
9/30/2015	$10,335	$10,386	$10,452
10/31/2015	$10,375	$10,428	$10,493
11/30/2015	$10,415	$10,454	$10,535
12/31/2015	$10,491	$10,515	$10,609
1/31/2016	$10,641	$10,649	$10,736
2/29/2016	$10,642	$10,668	$10,753
3/31/2016	$10,665	$10,681	$10,787
4/30/2016	$10,737	$10,751	$10,866
5/31/2016	$10,736	$10,755	$10,895
6/30/2016	$10,896	$10,901	$11,069
7/31/2016	$10,895	$10,916	$11,075
8/31/2016	$10,903	$10,922	$11,090
9/30/2016	$10,854	$10,880	$11,035
10/31/2016	$10,756	$10,781	$10,919
11/30/2016	$10,343	$10,398	$10,512
12/31/2016	$10,454	$10,509	$10,635
1/31/2017	$10,510	$10,588	$10,705
2/28/2017	$10,576	$10,663	$10,780
3/31/2017	$10,608	$10,683	$10,803
4/30/2017	$10,690	$10,766	$10,882
5/31/2017	$10,846	$10,922	$11,054
6/30/2017	$10,804	$10,876	$11,015
7/31/2017	$10,878	$10,963	$11,104
8/31/2017	$10,970	$11,041	$11,188
9/30/2017	$10,912	$10,985	$11,131
10/31/2017	$10,920	$11,002	$11,159
11/30/2017	$10,845	$10,908	$11,099
12/31/2017	$10,936	$11,009	$11,215
1/31/2018	$10,826	$10,898	$11,083
2/28/2018	$10,785	$10,864	$11,050
3/31/2018	$10,803	$10,892	$11,090
4/30/2018	$10,761	$10,860	$11,051
5/31/2018	$10,872	$10,970	$11,177
6/30/2018	$10,889	$10,987	$11,187
7/31/2018	$10,915	$11,024	$11,214
8/31/2018	$10,924	$11,046	$11,243
9/30/2018	$10,857	$10,980	$11,170
10/31/2018	$10,788	$10,929	$11,101
11/30/2018	$10,910	$11,048	$11,224
12/31/2018	$11,038	$11,178	$11,359
1/31/2019	$11,134	$11,279	$11,444
2/28/2019	$11,204	$11,337	$11,506
3/31/2019	$11,354	$11,478	$11,688
4/30/2019	$11,381	$11,503	$11,732
5/31/2019	$11,540	$11,652	$11,893
6/30/2019	$11,593	$11,701	$11,937
7/31/2019	$11,690	$11,798	$12,033
8/31/2019	$11,840	$11,947	$12,223
9/30/2019	$11,752	$11,843	$12,125
10/31/2019	$11,760	$11,874	$12,147
11/30/2019	$11,769	$11,902	$12,177
12/31/2019	$11,809	$11,941	$12,215
1/31/2020	$12,004	$12,138	$12,434
2/29/2020	$12,139	$12,262	$12,594
3/31/2020	$11,661	$11,876	$12,137
4/30/2020	$11,511	$11,779	$11,985
5/31/2020	$11,850	$12,135	$12,366
6/30/2020	$11,972	$12,213	$12,468
7/31/2020	$12,158	$12,398	$12,678
8/31/2020	$12,142	$12,352	$12,619
9/30/2020	$12,155	$12,362	$12,621
10/31/2020	$12,130	$12,329	$12,583
11/30/2020	$12,281	$12,479	$12,773
12/31/2020	$12,356	$12,544	$12,851
1/31/2021	$12,432	$12,607	$12,933
2/28/2021	$12,240	$12,432	$12,728
3/31/2021	$12,308	$12,496	$12,806
4/30/2021	$12,393	$12,582	$12,913
5/31/2021	$12,423	$12,602	$12,952
6/30/2021	$12,444	$12,619	$12,988
7/31/2021	$12,521	$12,720	$13,095
8/31/2021	$12,496	$12,692	$13,047
9/30/2021	$12,403	$12,607	$12,953
10/31/2021	$12,371	$12,567	$12,915
11/30/2021	$12,444	$12,640	$13,025
12/31/2021	$12,452	$12,660	$13,046
1/31/2022	$12,133	$12,328	$12,689
2/28/2022	$12,067	$12,287	$12,644
3/31/2022	$11,740	$11,937	$12,234
4/30/2022	$11,457	$11,666	$11,895
5/31/2022	$11,593	$11,838	$12,072
6/30/2022	$11,471	$11,728	$11,874
7/31/2022	$11,723	$12,011	$12,188
8/31/2022	$11,507	$11,792	$11,921
9/30/2022	$11,155	$11,408	$11,463
10/31/2022	$11,092	$11,358	$11,368
11/30/2022	$11,517	$11,785	$11,900
12/31/2022	$11,540	$11,847	$11,934
1/31/2023	$11,831	$12,132	$12,277
2/28/2023	$11,611	$11,890	$11,999
3/31/2023	$11,810	$12,132	$12,265
4/30/2023	$11,803	$12,098	$12,237
5/31/2023	$11,691	$11,982	$12,131
6/30/2023	$11,780	$12,076	$12,253
7/31/2023	$11,805	$12,126	$12,301
8/31/2023	$11,702	$11,990	$12,124
9/30/2023	$11,451	$11,698	$11,769
10/31/2023	$11,358	$11,641	$11,669
11/30/2023	$11,912	$12,244	$12,409
12/31/2023	$12,174	$12,492	$12,698
1/31/2024	$12,150	$12,439	$12,633
2/29/2024	$12,164	$12,451	$12,649
3/31/2024	$12,150	$12,451	$12,649
4/30/2024	$12,035	$12,311	$12,492
5/31/2024	$11,972	$12,228	$12,455
6/30/2024	$12,116	$12,394	$12,646
7/31/2024	$12,214	$12,507	$12,762

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class Y	3.46%	0.88%	2.02%
Bloomberg US Municipal 3-15 Year Blend Index	3.16%	1.17%	2.26%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$184,674,705
# of Portfolio Holdings	120
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (includes Administration Fees)	$723,434

What is the Fund’s investment objective?

The Fund seeks high current income exempt from federal income tax.

Top 5 Holdings (% of Net Assets)

Tobacco Settlement Financing Corp. (New Jersey), 5.000%, due 06/01/34	3.4%
Indiana Finance Authority, Indiana University Health, 2.250%, due 12/01/58	2.8
Michigan Strategic Fund Improvement Project, 5.000%, due 06/30/32	1.9
Allegheny County Hospital Development Authority (Pennsylvania), 5.000%, due 04/01/29	1.8
Metropolitan Government of Nashville & Davidson County (Tennessee), 4.000%, due 01/01/32	1.7

PACE® Municipal Fixed Income Investments

Class Y

Top 5 States (%)

Value	Value
Texas	11.3%
Pennsylvania	10.1%
New York	9.5%
Illinois	9.3%
Indiana	5.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.ubs.com/sec-port-info-pace.

Phone: 1-800-647-1568

PACE® Municipal Fixed Income Investments

S1812

Class Y

Annual Shareholder Report

July 31, 2024

UBS Government Money Market Investments Fund

Class P

PCEXX

Fund Overview

This annual shareholder report contains important information about UBS Government Money Market Investments Fund for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$15	0.15%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$2,737,845,130
# of Portfolio Holdings	98
Total Advisory Fees Paid (includes Administration Fees)	$3,360,051

What is the Fund’s investment objective?

The Fund seeks current income consistent with preservation of capital and liquidity.

Top 5 Holdings (% of Net Assets)

Fixed Income Clearing Corp., State Street Bank & Trust Co. Repurchase Agreement , 5.340% , due 08/01/24	18.4%
U.S. Treasury Floating Rate Notes , 5.504% , due 01/31/26	3.5
Goldman Sachs & Co. Repurchase Agreement , 5.270% , due 08/01/24	3.5
U.S. Treasury Floating Rate Notes , 5.409% , due 04/30/26	2.9
Federal Farm Credit Banks Funding Corp. , 5.450% , due 05/01/25	2.4

UBS Government Money Market Investments Fund

Class P

Portfolio Composition (%)

Value	Value
U.S. Treasury obligations	72.0%
Repurchase agreements	21.9%
U.S. government agency obligations	9.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647-1568

UBS Government Money Market Investments Fund

S1832

Class P

(b)	Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the 1940 Act.).

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Virginia G. Breen. Ms. Breen is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended July 31, 2024 and July 31, 2023, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $1,013,104 and $1,013,104, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended July 31, 2024 and July 31, 2023, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $44,974 and $42,826 respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2024 and 2023 semiannual financial statements.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended July 31, 2024 and July 31, 2023, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $418,967 and $392,015, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended July 31, 2024 and July 30, 2023, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of September 14, 2016)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit] Committee shall:

…

2.	Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS AM and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS AM and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS AM or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee has delegated its responsibility to pre-approve any such audit and permissible non-audit services not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairperson. All such pre-approvals will be reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after the pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee or the Chairperson will be submitted by both the Fund's independent auditors and the Fund's Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with SEC rules on auditor independence. From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM or the Fund’s officers).

1 The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment advisor or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible. Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS AM and any service providers controlling, controlled by or under common control with UBS AM that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) UBS AM and (c) any entity controlling, controlled by, or under common control with UBS AM that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)	(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended July 31, 2024 and July 31, 2023 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended July 31, 2024 and July 31, 2023 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended July 31, 2024 and July 31, 2023 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended July 31, 2024 and July 31, 2023 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended July 31, 2024 and July 31, 2023 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended July 31, 2024 and July 31, 2023 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	For the fiscal year ended July 31, 2024, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%, therefore disclosure item not applicable to this filing.

(g)	For the fiscal years ended July 31, 2024 and July 31, 2023, the aggregate fees billed by E&Y of $1,022,575 and $2,464,798, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services (or provided during the relevant fiscal period) to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2024	2023
Covered Services	$463,941	$434,841
Non-Covered Services	$558,634	$2,029,957

(h)	The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Included as part of the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Copy of the most recent financial statements:

PACE® Select Advisors Trust

Annual Financial Statements | July 31, 2024

UBS Government Money Market Investments Fund

Portfolio of investments—July 31, 2024

	Face amount	Value
U.S. government agency obligations—9.9%
Federal Farm Credit Banks Funding Corp. Secured Overnight Financing Rate + 0.090%, 5.420%, due 08/26/24[1]	$2,000,000	$2,000,000
Secured Overnight Financing Rate + 0.100%, 5.430%, due 08/08/24[1]	500,000	500,000
Secured Overnight Financing Rate + 0.105%, 5.435%, due 11/22/24[1]	13,000,000	13,000,000
Secured Overnight Financing Rate + 0.120%, 5.450%, due 05/01/25[1]	65,500,000	65,500,000
Secured Overnight Financing Rate + 0.125%, 5.455%, due 10/03/24[1]	7,000,000	7,000,000
Secured Overnight Financing Rate + 0.130%, 5.460%, due 02/28/25[1]	8,000,000	8,000,000
Secured Overnight Financing Rate + 0.130%, 5.460%, due 03/10/25[1]	8,500,000	8,500,000
Secured Overnight Financing Rate + 0.135%, 5.465%, due 09/05/24[1]	7,500,000	7,500,000
Secured Overnight Financing Rate + 0.140%, 5.470%, due 10/10/24[1]	7,500,000	7,500,045
Secured Overnight Financing Rate + 0.150%, 5.480%, due 01/03/25[1]	4,000,000	4,000,000
Secured Overnight Financing Rate + 0.150%, 5.480%, due 02/14/25[1]	7,500,000	7,500,000
Secured Overnight Financing Rate + 0.155%, 5.485%, due 05/02/25[1]	10,000,000	10,000,000
Secured Overnight Financing Rate + 0.155%, 5.485%, due 08/18/25[1]	12,000,000	12,000,000
Secured Overnight Financing Rate + 0.160%, 5.490%, due 01/30/25[1]	2,000,000	2,000,000
Secured Overnight Financing Rate + 0.160%, 5.490%, due 05/15/25[1]	6,000,000	6,000,000
Secured Overnight Financing Rate + 0.160%, 5.490%, due 07/07/25[1]	12,000,000	12,000,000
Secured Overnight Financing Rate + 0.160%, 5.490%, due 08/04/25[1]	4,000,000	4,000,000
Secured Overnight Financing Rate + 0.160%, 5.490%, due 10/17/25[1]	10,000,000	10,000,000
Secured Overnight Financing Rate + 0.165%, 5.495%, due 02/06/25[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.170%, 5.500%, due 01/23/25[1]	3,000,000	3,000,000
Secured Overnight Financing Rate + 0.200%, 5.530%, due 12/05/24[1]	4,000,000	4,000,000
Federal Home Loan Banks Secured Overnight Financing Rate + 0.100%, 5.430%, due 10/28/24[1]	13,000,000	13,000,000
Secured Overnight Financing Rate + 0.115%, 5.445%, due 01/17/25[1]	13,000,000	13,000,000
Secured Overnight Financing Rate + 0.125%, 5.455%, due 03/03/25[1]	12,000,000	12,000,000
Secured Overnight Financing Rate + 0.155%, 5.485%, due 08/22/25[1]	12,000,000	12,000,000
Secured Overnight Financing Rate + 0.160%, 5.490%, due 07/03/25[1]	12,000,000	12,000,000
Secured Overnight Financing Rate + 0.160%, 5.490%, due 08/08/25[1]	10,000,000	10,000,000
Total U.S. government agency obligations (cost—$271,000,045)		271,000,045
	Face amount	Value
U.S. Treasury obligations—72.0%
U.S. Treasury Bills 5.126% due 01/30/25[2]	$28,000,000	$27,302,131
5.185% due 08/01/24[2]	30,000,000	30,000,000
5.185% due 01/16/25[2]	28,000,000	27,348,627
5.190% due 01/23/25[2]	28,000,000	27,320,806
5.249% due 12/03/24[2]	28,000,000	27,528,892
5.275% due 11/26/24[2]	28,000,000	27,534,535
5.285% due 10/31/24[2]	28,000,000	27,635,848
5.286% due 01/09/25[2]	28,000,000	27,363,871
5.296% due 11/19/24[2]	28,000,000	27,560,672
5.308% due 08/22/24[2]	15,000,000	14,955,375
5.308% due 09/12/24[2]	15,000,000	14,910,750
5.313% due 09/05/24[2]	15,000,000	14,925,552
5.313% due 09/26/24[2]	29,000,000	28,769,708
5.329% due 10/10/24[2]	29,000,000	28,711,289
5.332% due 10/24/24[2]	28,000,000	27,660,920
5.334% due 10/03/24[2]	29,000,000	28,739,906
5.337% due 10/17/24[2]	28,000,000	27,688,877
5.340% due 08/29/24[2]	15,000,000	14,940,150
5.340% due 09/19/24[2]	29,000,000	28,797,507
5.350% due 12/26/24[2]	28,000,000	27,412,327
5.359% due 11/12/24[2]	28,000,000	27,583,823
5.361% due 12/19/24[2]	28,000,000	27,439,222
5.364% due 08/06/24[2]	29,000,000	28,979,056
5.367% due 10/17/24[2]	29,000,000	28,680,247
5.367% due 11/07/24[2]	29,000,000	28,593,041
5.367% due 12/05/24[2]	29,000,000	28,476,768
5.370% due 11/05/24[2]	28,000,000	27,611,360
5.372% due 10/24/24[2]	29,000,000	28,650,840
5.372% due 11/21/24[2]	29,000,000	28,534,453
5.374% due 10/10/24[2]	28,000,000	27,715,256
5.377% due 09/10/24[2]	28,000,000	27,836,356
5.377% due 09/17/24[2]	28,000,000	27,807,718
5.377% due 10/31/24[2]	29,000,000	28,621,377
5.377% due 11/14/24[2]	29,000,000	28,563,127
5.377% due 12/12/24[2]	29,000,000	28,446,628
5.378% due 11/29/24[2]	29,000,000	28,500,717
5.379% due 09/26/24[2]	28,000,000	27,771,987
5.382% due 08/06/24[2]	29,000,000	28,978,794
5.382% due 08/13/24[2]	28,000,000	27,950,860
5.383% due 10/03/24[2]	28,000,000	27,743,240
5.385% due 10/15/24[2]	29,000,000	28,684,625
5.385% due 10/22/24[2]	28,000,000	27,667,080
5.385% due 10/29/24[2]	28,000,000	27,638,660
5.389% due 08/22/24[2]	29,000,000	28,911,272
5.391% due 10/08/24[2]	29,000,000	28,713,786
5.393% due 09/03/24[2]	28,000,000	27,864,608
5.395% due 08/01/24[2]	29,000,000	29,000,000
5.395% due 08/08/24[2]	29,000,000	28,970,396
5.395% due 08/15/24[2]	29,000,000	28,940,792
5.395% due 08/29/24[2]	29,000,000	28,881,583
5.395% due 09/05/24[2]	29,000,000	28,851,979
5.395% due 09/12/24[2]	29,000,000	28,822,375
5.395% due 09/19/24[2]	28,000,000	27,799,917
5.396% due 08/13/24[2]	30,000,000	29,947,700
5.401% due 09/17/24[2]	29,000,000	28,801,797
5.401% due 09/24/24[2]	29,000,000	28,772,277

UBS Government Money Market Investments Fund

Portfolio of investments—July 31, 2024

	Face amount	Value
U.S. Treasury obligations—(concluded)
5.406% due 08/27/24[2]	$29,000,000	$28,890,251
5.406% due 09/10/24[2]	29,000,000	28,831,156
5.406% due 10/01/24[2]	29,000,000	28,742,512
5.412% due 09/03/24[2]	29,000,000	28,860,570
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.140%, 5.399% due 10/31/24[1]	54,000,000	53,997,155
3 mo. Treasury money market yield + 0.150%, 5.409% due 04/30/26[1]	79,000,000	79,001,537
3 mo. Treasury money market yield + 0.182%, 5.441% due 07/31/26[1]	14,000,000	14,000,000
3 mo. Treasury money market yield + 0.200%, 5.459% due 01/31/25[1]	44,000,000	44,007,774
3 mo. Treasury money market yield + 0.245%, 5.504% due 01/31/26[1]	95,000,000	95,034,554
U.S. Treasury Notes 0.625% due 10/15/24	14,000,000	13,877,355
0.750% due 11/15/24	7,000,000	6,913,561
1.500% due 10/31/24	14,000,000	13,880,532
1.500% due 11/30/24	7,000,000	6,917,846
Total U.S. Treasury obligations (cost—$1,972,816,263)		1,972,816,263
	Face amount	Value
Repurchase agreements—21.9%
Repurchase agreement dated 07/31/24 with Goldman Sachs & Co., 5.270% due 08/01/24, collateralized by $123,810,632 U.S. Treasury Bond Strips, zero coupon due 02/15/27 to 02/15/34; (value—$96,900,000); proceeds:$95,013,907	$95,000,000	$95,000,000
Repurchase agreement dated 07/31/24 with Fixed Income Clearing Corp., 5.340% due 08/01/24, collateralized by $515,854,000 U.S. Treasury Notes, 0.750% to 3.750% due 03/31/26 to 04/15/26; (value—$514,145,589); proceeds: $504,138,769	504,064,000	504,064,000
Total repurchase agreements (cost—$599,064,000)		599,064,000
Total investments (cost—$2,842,880,308 which approximates cost for federal income tax purposes)—103.8%		2,842,880,308
Liabilities in excess of other assets—(3.8)%		(105,035,178)
Net assets—100.0%		$2,737,845,130

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$271,000,045	$—	$271,000,045
U.S. Treasury obligations	—	1,972,816,263	—	1,972,816,263
Repurchase agreements	—	599,064,000	—	599,064,000
Total	$—	$2,842,880,308	$—	$2,842,880,308

At July 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

1  Floating or variable rate securities. The rates disclosed are as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

2  Rate shown reflects yield at July 31, 2024.

See accompanying notes to financial statements

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount	Value
Asset-backed securities—10.3%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R1, Class M4, 1 mo. USD Term SOFR + 1.224%, 6.574%, due 03/25/35[1]	$156,535	$153,195
Amortizing Residential Collateral Trust, Series 2004-1, Class A5, 1 mo. USD Term SOFR + 1.114%, 6.464%, due 10/25/34[1]	74,432	73,754
Anchorage Capital CLO 28 Ltd., Series 2024-28A, Class A, 3 mo. USD Term SOFR + 1.700%, 6.985%, due 04/20/37[1,2]	500,000	503,495
Apex Credit CLO Ltd., Series 2024-1A, Class A1, 3 mo. USD Term SOFR + 1.800%, 7.082%, due 04/20/36[1,2]	500,000	503,700
Bear Stearns Asset-Backed Securities Trust, Series 2004-2, Class M1, 1 mo. USD Term SOFR + 1.314%, 6.664%, due 08/25/34[1]	1,283,846	1,286,133
Chase Funding Trust, Series 2002-3, Class 2A1, 1 mo. USD Term SOFR + 0.754%, 6.104%, due 08/25/32[1]	117,725	114,810
Series 2002-4, Class 2A1, 1 mo. USD Term SOFR + 0.854%, 6.204%, due 10/25/32[1]	5,009	4,921
Countrywide Asset-Backed Certificates, Series 2004-2, Class 3A4, 1 mo. USD Term SOFR + 0.614%, 5.964%, due 07/25/34[1]	58,076	56,902
Countrywide Asset-Backed Certificates Trust, Series 2004-4, Class M1, 1 mo. USD Term SOFR + 0.834%, 6.184%, due 07/25/34[1]	20,543	20,690
Series 2004-6, Class M1, 1 mo. USD Term SOFR + 1.014%, 6.364%, due 10/25/34[1]	52,994	52,810
Diameter Capital CLO 6 Ltd., Series 2024-6A, Class A1, 3 mo. USD Term SOFR + 1.610%, 6.936%, due 04/15/37[1,2]	700,000	703,374
Dryden Senior Loan Fund, Series 2017-47A, Class A1R, 3 mo. USD Term SOFR + 1.242%, 6.543%, due 04/15/28[1,2]	370,799	370,975
EMC Mortgage Loan Trust, Series 2003-A, Class A2, 1 mo. USD Term SOFR + 1.614%, 6.964%, due 08/25/40[1,2]	45,190	45,387
EquiFirst Loan Securitization Trust, Series 2007-1, Class A1, 1 mo. USD Term SOFR + 0.284%, 5.634%, due 04/25/37[1,2]	1,065,245	971,446
	Face amount	Value
Asset-backed securities—(continued)
Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 3 mo. USD Term SOFR + 1.352%, 6.653%, due 07/15/31[1,2]	$1,279,121	$1,280,386
Generate CLO 3 Ltd., Series 3A, Class A2R, 3 mo. USD Term SOFR + 1.830%, 7.112%, due 10/20/36[1,2]	700,000	707,484
KGS-Alpha SBA COOF Trust, Series 2012-5, Class A, 1.004%, due 04/25/38[1,2,3,4]	4,841,997	98,975
KKR CLO 28 Ltd., Series 28A, Class AR, 3 mo. USD Term SOFR + 1.440%, 6.726%, due 02/09/35[1,2]	500,000	500,744
KKR CLO 39 Ltd., Series 39A, Class A, 3 mo. USD Term SOFR + 1.452%, 6.753%, due 10/15/34[1,2]	250,000	250,289
Madison Park Funding XXIX Ltd., Series 2018-29A, Class AR, 3 mo. USD Term SOFR + 1.180%, 6.459%, due 10/18/30[1,2]	2,236,690	2,238,833
Marathon CLO 14 Ltd., Series 2019-2A, Class A1AR, 3 mo. USD Term SOFR + 1.380%, 6.662%, due 01/20/33[1,2]	400,000	400,160
Option One Mortgage Loan Trust, Series 2007-4, Class 2A2, 1 mo. USD Term SOFR + 0.294%, 5.644%, due 04/25/37[1]	44,912	25,440
Palmer Square CLO Ltd., Series 2022-1A, Class A, 3 mo. USD Term SOFR + 1.320%, 6.602%, due 04/20/35[1,2]	150,000	150,089
PRET LLC, Series 2021-RN2, Class A1, 1.744%, due 07/25/51[1,2]	3,242,247	3,209,807
Series 2022-RN1, Class A1, 3.721%, due 07/25/51[1,2]	1,188,872	1,171,968
Renaissance Home Equity Loan Trust, Series 2003-2, Class A, 1 mo. USD Term SOFR + 0.994%, 3.849%, due 08/25/33[1]	96,607	87,715
Residential Asset Securities Corporation Trust, Series 2005-KS11, Class M2, 1 mo. USD Term SOFR + 0.744%, 6.094%, due 12/25/35[1]	10,350	10,329
Saxon Asset Securities Trust, Series 2005-3, Class M3, 1 mo. USD Term SOFR + 0.864%, 1.462%, due 11/25/35[1]	335,324	328,149
Soundview Home Loan Trust, Series 2007-OPT1, Class 1A1, 1 mo. USD Term SOFR + 0.314%, 5.664%, due 06/25/37[1]	531,206	363,011

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount	Value
Asset-backed securities—(concluded)
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-EQ1A, Class A1, 1 mo. USD Term SOFR + 0.384%, 5.734%, due 07/25/36[1,2]	$12,195	$12,152
Structured Asset Securities Corp. Trust, Series 2005-AR1, Class M2, 1 mo. USD Term SOFR + 0.804%, 6.154%, due 09/25/35[1]	778,507	734,681
Sycamore Tree CLO Ltd., Series 2023-2A, Class AR, 3 mo. USD Term SOFR + 1.680%, 6.962%, due 01/20/37[1,2]	400,000	401,832
TCW CLO Ltd., Series 2024-1A, Class A1, 3 mo. USD Term SOFR + 1.600%, 6.886%, due 01/16/37[1,2]	500,000	500,387
Trinitas CLO XII Ltd., Series 2020-12A, Class A1R, 3 mo. USD Term SOFR + 1.370%, 6.655%, due 04/25/33[1,2]	500,000	500,353
Venture 33 CLO Ltd., Series 2018-33A, Class A1LR, 3 mo. USD Term SOFR + 1.322%, 6.623%, due 07/15/31[1,2]	445,164	445,497
Venture 36 CLO Ltd., Series 2019-36A, Class A1AR, 3 mo. USD Term SOFR + 1.392%, 6.674%, due 04/20/32[1,2]	800,000	800,382
Total asset-backed securities (cost—$18,994,617)		19,080,255
Mortgage-backed securities—16.3%
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A21, 5.079%, due 11/25/35[1]	255,707	180,777
BCAP LLC Trust, Series 2010-RR1, Class 1A4, 4.563%, due 03/26/37[1,2]	49,190	39,019
Series 2013-RR1, Class 3A4, 6.208%, due 10/26/37[1,2]	125,748	87,000
Bear Stearns ARM Trust, Series 2002-11, Class 1A2, 3.250%, due 02/25/33[1]	1,202	897
Series 2004-2, Class 12A2, 4.323%, due 05/25/34[1]	19,079	17,285
Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC3, Class A2, 5.500%, due 06/25/34[1]	296,484	295,163
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, 5.750%, due 10/25/33[1]	114,799	122,826
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-1A, Class A1, 1 mo. USD Term SOFR + 0.394%, 5.744%, due 01/25/35[1,2]	9,005	8,463
	Face amount	Value
Mortgage-backed securities—(continued)
CHL Mortgage Pass-Through Trust, Series 2003-HYB1, Class 1A1, 4.553%, due 05/19/33[1]	$2,586	$2,335
Series 2007-15, Class 2A2, 6.500%, due 09/25/37	23,844	8,894
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ45, Class A2, 4.660%, due 01/25/31	600,000	603,519
Federal Home Loan Mortgage Corp. REMICS, Series 2614, Class WO, 0.000%, due 05/15/33[5]	306,561	261,724
Series 4255, Class SN, (2.667)* 30 day USD SOFR Average + 11.961%, 0.000%, due 05/15/35[1]	286,197	271,076
Series 4263, Class SD, (2.667)* 30 day USD SOFR Average + 11.961%, 0.000%, due 11/15/43[1]	312,423	260,083
Series 4265, Class ES, (3.200)* 30 day USD SOFR Average + 13.394%, 0.000%, due 11/15/43[1]	828,981	717,688
Series 4839, Class UO, 0.010%, due 08/15/56[5]	406,608	283,873
Series 4836, 0.010%, due 10/15/58[5]	714,424	522,508
Series 3621, Class WI, 0.145%, due 05/15/37[1]	21,669	1,474
Series 3598, Class JI, 0.152%, due 10/15/37[1]	13,170	612
Series 3635, Class IB, 0.245%, due 10/15/37[1]	38,743	2,487
Series 4338, Class SB, 0.509%, due 10/15/41[1]	53,594	3,111
Series 4438, Class WI, 0.557%, due 11/15/38[1]	97,805	6,581
Series 4076, Class SW, (1.000)* 30 day USD SOFR Average + 5.936%, 0.598%, due 07/15/42[1]	892,840	108,477
Series 4394, Class WI, 0.646%, due 08/15/41[1]	29,575	2,080
Series 4367, Class GS, 0.674%, due 03/15/37[1]	35,040	1,920
Series 4463, 0.727%, due 02/15/38[1]	56,729	3,813
Series 3684, Class JI, 0.735%, due 11/15/36[1]	107,471	4,899
Series 4324, 0.743%, due 08/15/36[1]	36,124	1,868
Series 4156, Class SA, (1.000)* 30 day USD SOFR Average + 6.086%, 0.748%, due 01/15/33[1]	536,084	39,524
Series 3962, Class KS, 0.891%, due 06/15/38[1]	85,963	7,154
Series 3339, Class LI, (1.000)* 30 day USD SOFR Average + 6.366%, 1.028%, due 07/15/37[1]	462,041	40,153

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount	Value
Mortgage-backed securities—(continued)
Series 5034, Class MI, 2.000%, due 11/25/50	$651,541	$84,821
Series 4182, Class YI, 2.500%, due 03/15/28	749,882	23,926
Series 2513, Class AS, (1.000)* 30 day USD SOFR Average + 7.886%, 2.548%, due 02/15/32[1]	101,516	10,571
Series 4037, Class PI, 3.000%, due 04/15/27	94,621	739
Series 4100, Class HI, 3.000%, due 08/15/27	61,650	1,807
Series 4182, Class QI, 3.000%, due 02/15/33	42,723	2,393
Series 4165, Class TI, 3.000%, due 12/15/42	468,936	28,032
Series 4544, Class IP, 4.000%, due 01/15/46	896,966	133,888
Series 3442, Class MT, 30 day USD SOFR Average + 0.114%, 5.452%, due 07/15/34[1]	25,857	24,234
Series 3864, Class NT, (9.167)* 30 day USD SOFR Average + 59.451%, 5.500%, due 03/15/39[1]	189,482	189,987
Series 4832, Class FW, 30 day USD SOFR Average + 0.464%, 5.789%, due 04/15/38[1]	676,954	675,073
Series 2411, Class FJ, 30 day USD SOFR Average + 0.464%, 5.802%, due 12/15/29[1]	4,616	4,591
Series 3096, Class FL, 30 day USD SOFR Average + 0.514%, 5.852%, due 01/15/36[1]	49,666	48,961
Series 3114, Class PF, 30 day USD SOFR Average + 0.514%, 5.852%, due 02/15/36[1]	296,185	292,757
Series 3153, Class UF, 30 day USD SOFR Average + 0.544%, 5.882%, due 05/15/36[1]	75,284	74,836
Series 4945, Class F, 30 day USD SOFR Average + 0.614%, 5.939%, due 12/15/46[1]	103,682	103,799
Series 2400, Class FQ, 30 day USD SOFR Average + 0.614%, 5.952%, due 01/15/32[1]	12,712	12,696
Series 4068, Class UF, 30 day USD SOFR Average + 0.614%, 5.952%, due 06/15/42[1]	375,926	370,617
Series 3667, Class FW, 30 day USD SOFR Average + 0.664%, 6.002%, due 02/15/38[1]	5,301	5,239
Series 4940, Class FE, 30 day USD SOFR Average + 0.664%, 6.012%, due 01/25/50[1]	239,844	238,185
Series 3671, Class FQ, 30 day USD SOFR Average + 0.964%, 6.302%, due 12/15/36[1]	432,781	435,650
	Face amount	Value
Mortgage-backed securities—(continued)
Series 2136, Class GD, 7.000%, due 03/15/29	$423	$35
Series 2178, Class PI, 7.500%, due 08/15/29	2,894	323
Series 1775, Class Z, 8.500%, due 03/15/25	77	77
Federal Home Loan Mortgage Corp. STRIPS, Series 389, Class C40, 2.500%, due 10/15/52	4,530,835	688,422
Series 303, Class C19, 3.500%, due 01/15/43	380,814	64,526
Series 345, Class C13, 3.500%, due 08/15/45	557,452	85,529
Series 330, Class F4, 30 day USD SOFR Average + 0.464%, 5.789%, due 10/15/37[1]	149,732	146,895
Series 326, Class F2, 30 day USD SOFR Average + 0.664%, 6.002%, due 03/15/44[1]	227,955	225,170
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.000%, due 09/25/45	190,870	166,867
Series 2017-SC01, Class 1A, 3.000%, due 12/25/46	339,892	289,991
Series 2017-SC01, Class 2A, 3.500%, due 12/25/46	377,281	332,273
Federal National Mortgage Association Interest STRIPS, Series 419, Class C3, 3.000%, due 11/25/43	81,898	11,346
Series 413, Class 111, 4.000%, due 07/25/42[1]	407,502	58,472
Series 386, Class 14, 6.500%, due 04/25/38	29,139	7,959
Federal National Mortgage Association REMICS, Series 2012-111, Class HS, (0.833)* 30 day USD SOFR Average + 3.571%, 0.000%, due 10/25/42[1]	36,376	23,492
Series 2022-3, Class SD, (1.000)* 30 day USD SOFR Average + 2.550%, 0.000%, due 02/25/52[1]	3,758,492	18,016
Series 2015-73, Class ES, (2.333)* 30 day USD SOFR Average + 9.066%, 0.000%, due 10/25/45[1]	176,805	109,615
Series 2014-84, Class AI, (1.000)* 30 day USD SOFR Average + 6.036%, 0.200%, due 02/25/43[1]	233,332	1,522
Series 2014-43, Class BS, 0.420%, due 07/25/44[1]	173,254	7,366
Series 2016-17, Class CS, 0.487%, due 04/25/46[1]	72,761	3,412
Series 2014-92, Class SB, 0.499%, due 01/25/45[1]	91,750	4,964
Series 2014-42, Class SA, 0.526%, due 07/25/44[1]	98,513	3,660

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2019-62, Class SN, (1.000)* 30 day USD SOFR Average + 5.886%, 0.538%, due 11/25/49[1]	$189,229	$26,042
Series 2016-76, Class CS, 0.589%, due 10/25/46[1]	36,905	1,541
Series 2015-10, Class SA, 0.615%, due 03/25/45[1]	199,858	10,633
Series 2012-77, 0.651%, due 07/25/52[1]	90,989	4,189
Series 2015-19, Class AI, 0.657%, due 04/25/55[1]	162,041	7,535
Series 2013-28, Class YS, (1.000)* 30 day USD SOFR Average + 6.036%, 0.688%, due 07/25/42[1]	322,437	38,347
Series 2013-34, Class PS, (1.000)* 30 day USD SOFR Average + 6.036%, 0.688%, due 08/25/42[1]	281,930	20,784
Series 2014-47, Class BI, 0.741%, due 08/25/54[1]	163,285	7,967
Series 2015-64, Class KS, 0.759%, due 09/25/45[1]	106,999	6,381
Series 2015-58, Class AI, 0.864%, due 08/25/55[1]	96,255	4,823
Series 2015-50, Class SB, 0.896%, due 07/25/45[1]	525,227	24,086
Series 2014-45, Class SA, 0.898%, due 08/25/44[1]	82,080	4,106
Series 2010-76, Class SA, (1.000)* 30 day USD SOFR Average + 6.386%, 1.038%, due 07/25/40[1]	387,791	31,601
Series 2020-70, 1.062%, due 10/25/50[1]	9,466,111	643,482
Series 2021-3, Class TI, 2.500%, due 02/25/51	832,487	135,588
Series 2013-30, Class GI, 3.000%, due 01/25/43	590,862	45,949
Series 2013-45, Class IK, 3.000%, due 02/25/43	461,576	45,340
Series 2013-30, Class JI, 3.000%, due 04/25/43	234,582	28,158
Series 2013-116, Class IY, 3.000%, due 09/25/43	170,727	10,686
Series 2016-14, 3.000%, due 03/25/46	308,373	38,328
Series 2016-20, Class EI, 3.000%, due 04/25/46	107,892	13,263
Series 2016-52, Class PI, 3.000%, due 04/25/46	269,149	30,305
Series 2016-64, Class IA, 3.000%, due 05/25/46	259,254	31,042
Series 2018-28, Class CA, 3.000%, due 05/25/48	221,681	197,514
Series 2016-63, Class YI, 3.500%, due 04/25/46	46,359	3,423
Series 2020-54, Class WF, 30 day USD SOFR Average + 0.564%, 3.622%, due 08/25/50[1]	429,428	413,745
	Face amount	Value
Mortgage-backed securities—(continued)
Series 2015-47, Class GI, 4.000%, due 06/25/44	$31,699	$2,337
Series 2012-122, Class LI, 4.500%, due 07/25/41	203,547	13,712
Series 2018-85, Class FE, 30 day USD SOFR Average + 0.414%, 5.762%, due 12/25/48[1]	1,348,130	1,321,625
Series 2007-67, Class FB, 30 day USD SOFR Average + 0.434%, 5.782%, due 07/25/37[1]	26,903	26,381
Series 2012-128, Class FK, 30 day USD SOFR Average + 0.464%, 5.812%, due 11/25/42[1]	114,207	111,735
Series 2002-60, Class F1, 30 day USD SOFR Average + 0.514%, 5.862%, due 06/25/32[1]	33,520	33,295
Series 2019-10, Class FA, 30 day USD SOFR Average + 0.514%, 5.862%, due 03/25/49[1]	2,127,222	2,093,134
Series 2012-90, Class FB, 30 day USD SOFR Average + 0.554%, 5.902%, due 08/25/42[1]	38,271	37,654
Series 2010-141, Class FA, 30 day USD SOFR Average + 0.614%, 5.962%, due 12/25/40[1]	103,800	102,423
Series 2024-38, Class FA, 30 day USD SOFR Average + 0.800%, 6.125%, due 01/25/51[1]	1,905,628	1,919,047
Series 2009-33, Class FB, 30 day USD SOFR Average + 0.934%, 6.282%, due 03/25/37[1]	245,427	246,545
Federal National Mortgage Association-ACES, Series 2020-M33, Class X2, 2.242%, due 01/25/31[1]	585,562	46,707
Series 2016-M11, Class AL, 2.944%, due 07/25/39	447,061	403,480
Fremont Home Loan Trust, Series 2004-A, Class M1, 1 mo. USD Term SOFR + 0.939%, 6.289%, due 01/25/34[1]	279,520	266,591
Government National Mortgage Association REMICS, Series 2015-166, Class SA, 0.000%, due 06/20/42[1]	129,229	4,692
Series 2015-180, Class SA, 0.000%, due 06/20/42[1]	140,270	4,961
Series 2015-127, Class AS, 0.000%, due 06/20/43[1]	132,796	4,503
Series 2016-138, Class WI, 0.000%, due 08/20/45[1]	122,589	4,537
Series 2016-180, Class WI, 0.000%, due 09/20/45[1]	228,276	8,100
Series 2017-15, Class WI, 0.000%, due 11/20/45[1]	138,180	5,369
Series 2017-57, Class WI, 0.000%, due 12/20/45[1]	58,982	1,979

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2015-126, Class GS, (2.333)* 1 mo. USD Term SOFR + 9.066%, 0.000%, due 09/20/45[1]	$323,052	$205,714
Series 2007-18, Class CO, 0.010%, due 03/20/35[5]	11,589	10,750
Series 2013-77, Class GI, 3.000%, due 02/20/43	669,129	54,713
Series 2017-H23, Class MA, 3.000%, due 11/20/67	597,245	571,987
Series 2014-158, Class IA, 3.500%, due 10/20/29	202,661	10,745
Series 2013-23, Class IP, 3.500%, due 08/20/42	548,594	65,853
Series 2015-165, Class IB, 3.500%, due 11/20/42	139,201	13,551
Series 2016-118, Class IE, 3.500%, due 09/20/46	28,719	4,844
Series 2013-H19, Class DF, 1 mo. USD Term SOFR + 0.764%, 6.094%, due 05/20/63[1]	189,642	189,037
Series 2015-H30, Class FA, 1 mo. USD Term SOFR + 0.794%, 6.124%, due 08/20/61[1]	3,377	3,361
Series 2015-H29, Class FJ, 1 mo. USD Term SOFR + 0.794%, 6.124%, due 11/20/65[1]	965,000	963,563
Series 2015-H29, Class FA, 1 mo. USD Term SOFR + 0.814%, 6.144%, due 10/20/65[1]	1,287	1,283
Series 2013-H23, Class TA, 1 mo. USD Term SOFR + 0.834%, 6.164%, due 09/20/63[1]	66,877	66,940
Series 2015-H27, Class FA, 1 mo. USD Term SOFR + 0.864%, 6.194%, due 09/20/65[1]	1,147,343	1,146,587
Series 2016-H14, Class FA, 1 mo. USD Term SOFR + 0.914%, 6.244%, due 06/20/66[1]	238,340	238,322
Series 2024-H01, Class FB, 30 day USD SOFR Average + 0.900%, 6.244%, due 01/20/74[1]	1,009,775	1,017,826
Series 2024-H02, Class FH, 30 day USD SOFR Average + 0.930%, 6.274%, due 01/20/74[1]	2,012,464	2,031,848
Series 2010-H01, Class FA, 1 mo. USD Term SOFR + 0.934%, 6.280%, due 01/20/60[1]	350,129	350,899
Series 2024-H02, Class FJ, 30 day USD SOFR Average + 1.000%, 6.344%, due 12/20/73[1]	1,498,710	1,500,506
Series 2013-H20, Class FB, 1 mo. USD Term SOFR + 1.114%, 6.444%, due 08/20/63[1]	115,468	116,174
GS Mortgage-Backed Securities Trust, Series 2022-MM1, Class A2, 2.500%, due 07/25/52[1,2]	1,510,160	1,228,185
	Face amount	Value
Mortgage-backed securities—(continued)
GSR Mortgage Loan Trust, Series 2004-14, Class 2A1, 1 mo. USD Term SOFR + 0.444%, 5.794%, due 12/25/34[1]	$887	$857
IndyMac INDX Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 1 mo. USD Term SOFR + 0.754%, 6.104%, due 02/25/35[1]	155,248	139,776
JP Morgan Alternative Loan Trust, Series 2008-R4, Class 2A1, 1 mo. USD Term SOFR + 0.614%, 5.960%, due 06/27/37[1,2]	413,491	261,727
JP Morgan Mortgage Trust, Series 2019-6, Class A11, 1 mo. USD Term SOFR + 1.014%, 6.364%, due 12/25/49[1,2]	344,182	330,309
Series 2019-INV2, Class A11, 1 mo. USD Term SOFR + 1.014%, 6.364%, due 02/25/50[1,2]	466,333	445,945
Merrill Lynch Mortgage Investors Trust, Series 2004-1, Class 2A2, 5.514%, due 12/25/34[1]	49,616	46,427
Series 2004-A, Class A1, 1 mo. USD Term SOFR + 0.574%, 5.924%, due 04/25/29[1]	9,417	8,646
Morgan Stanley Mortgage Loan Trust, Series 2004-11AR, Class 1A1, 1 mo. USD Term SOFR + 0.434%, 5.784%, due 01/25/35[1]	14,201	13,152
Morgan Stanley Re-REMICS Trust, Series 2010-R4, Class 4B, 1 mo. USD Term SOFR + 0.344%, 3.237%, due 02/26/37[1,2]	90,138	76,033
Mortgage Equity Conversion Asset Trust, Series 2007-FF3, Class A, 1 yr. CMT + 0.500%, 5.350%, due 05/25/42[1,2]	965,964	901,458
OBX Trust, Series 2022-INV2, Class A1, 3.000%, due 01/25/52[1,2]	527,776	446,548
Residential Asset Securitization Trust, Series 2006-A7CB, Class 1A1, 1 mo. USD Term SOFR + 0.614%, 5.964%, due 07/25/36[1]	195,233	126,462
Sequoia Mortgage Trust 11, Series 11, Class A, 1 mo. USD Term SOFR + 1.014%, 6.360%, due 12/20/32[1]	79,173	69,884
Sequoia Mortgage Trust 5, Series 5, Class A, 1 mo. USD Term SOFR + 0.814%, 6.156%, due 10/19/26[1]	19,267	18,690
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 1 mo. USD Term SOFR + 0.554%, 5.904%, due 05/25/37[1]	78,661	68,004

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount	Value
Mortgage-backed securities—(concluded)
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 11A1, 1 mo. USD Term SOFR + 0.534%, 5.884%, due 04/25/36[1]	$147,120	$128,486
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 5.566%, due 04/25/45[1]	16,892	16,100
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR9, Class 2A, 5.848%, due 09/25/33[1]	27,447	26,285
Total mortgage-backed securities (cost—$34,258,753)		30,321,159
U.S. government agency obligations—180.1%
Federal Home Loan Mortgage Corp. 1.500%, due 04/01/37	854,808	745,731
2.000%, due 04/01/36	651,747	587,565
2.500%, due 01/01/31	61,152	58,201
2.500%, due 11/01/31	23,431	22,183
2.500%, due 07/01/32	41,053	38,643
2.500%, due 08/01/32	184,114	173,116
2.500%, due 09/01/32	243,656	228,950
2.500%, due 11/01/32	7,859	7,388
2.500%, due 12/01/32	223,540	209,756
2.500%, due 01/01/33	55,151	51,732
2.500%, due 12/01/50	1,027,237	862,649
2.500%, due 08/01/51	4,686,478	3,998,628
2.500%, due 09/01/51	804,238	683,626
2.500%, due 03/01/52	1,256,277	1,063,034
2.500%, due 04/01/52	92,133	77,936
3.000%, due 10/01/26	7,332	7,181
3.000%, due 11/01/26	40,438	39,615
3.000%, due 01/01/27	212,867	208,359
3.000%, due 02/01/32	82,202	78,688
3.000%, due 04/01/32	422,976	404,713
3.000%, due 05/01/32	285,763	273,262
3.000%, due 07/01/32	155,888	148,982
3.000%, due 10/01/32	161,017	153,730
3.000%, due 11/01/32	283,447	270,564
3.000%, due 01/01/33	620,650	591,122
3.000%, due 02/01/40	1,009,089	930,983
3.000%, due 06/01/42	1,441,298	1,308,730
3.000%, due 07/01/42	166,070	150,795
3.000%, due 08/01/42	58,367	52,999
3.000%, due 04/01/43	111,678	101,393
3.000%, due 05/01/43	66,261	60,186
3.000%, due 12/01/44	129,115	116,295
3.000%, due 08/01/46	132,667	117,389
3.000%, due 12/01/46	615,885	550,855
3.000%, due 06/01/50	500,996	445,867
3.000%, due 04/01/51	1,500,703	1,309,934
3.000%, due 06/01/51	757,157	660,908
3.000%, due 07/01/51	5,127,378	4,532,211
3.000%, due 10/01/51	148,421	131,390
3.000%, due 12/01/51	1,216,686	1,062,021
3.000%, due 03/01/52	997,701	876,686
3.000%, due 04/01/52	1,756,014	1,541,670
	Face amount	Value
U.S. government agency obligations—(continued)
3.050%, due 03/01/32	$221,351	$201,053
3.500%, due 09/01/32	170,523	164,949
3.500%, due 12/01/33	99,266	95,846
3.500%, due 06/01/34	59,267	57,392
3.500%, due 07/01/34	24,703	23,921
3.500%, due 03/01/35	372,672	360,883
3.500%, due 04/01/35	191,222	185,140
3.500%, due 03/01/42	793	742
3.500%, due 07/01/43	626	585
3.500%, due 05/01/48	594,151	547,351
3.500%, due 02/01/50	247,542	225,356
4.000%, due 01/01/37	134,948	132,027
4.000%, due 03/01/43	469,225	451,687
4.000%, due 07/01/43	78,629	75,690
4.000%, due 08/01/44	1,097,502	1,061,156
4.000%, due 11/01/47	120,136	114,401
4.000%, due 01/01/48	332,329	316,480
4.000%, due 02/01/48	16,574	15,783
4.000%, due 03/01/48	10,344	9,841
4.000%, due 04/01/48	26,165	24,891
4.000%, due 06/01/48	104,741	99,299
4.000%, due 10/01/48	1,507,119	1,435,113
4.000%, due 12/01/48	138,216	131,035
4.000%, due 04/01/49	510,162	484,898
4.500%, due 09/01/34	457,095	456,573
4.500%, due 01/01/36	9,730	9,719
4.500%, due 05/01/37	1,067	1,062
4.500%, due 05/01/38	26,198	26,076
4.500%, due 12/01/42	126,179	124,278
4.500%, due 01/01/43	153,635	151,319
4.500%, due 02/01/43	239,430	235,822
4.500%, due 06/01/43	371,576	365,995
4.500%, due 02/01/49	48,443	47,344
4.500%, due 06/01/50	286,564	279,147
4.500%, due 12/01/52	458,726	444,334
4.500%, due 03/01/53	496,887	480,872
4.500%, due 06/01/53	193,893	187,195
5.000%, due 10/01/25	2,981	2,967
5.000%, due 11/01/27	1,265	1,261
5.000%, due 09/01/33	55,771	56,548
5.000%, due 06/01/34	2,962	3,003
5.000%, due 04/01/35	17,153	17,380
5.000%, due 05/01/35	29,138	29,522
5.000%, due 07/01/35	50,045	50,701
5.000%, due 08/01/35	7,995	8,100
5.000%, due 10/01/35	7,394	7,492
5.000%, due 12/01/35	217	220
5.000%, due 07/01/38	113,908	115,628
5.000%, due 11/01/38	73,631	74,740
5.000%, due 06/01/39	16,888	17,137
5.000%, due 03/01/40	1,828	1,855
5.000%, due 07/01/40	81,554	82,744
5.000%, due 09/01/40	75,093	76,208
5.000%, due 11/01/40	21,949	22,271
5.000%, due 02/01/41	97,086	98,487
5.000%, due 03/01/41	17,242	17,491
5.000%, due 04/01/41	39,959	40,538

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount	Value
U.S. government agency obligations—(continued)
5.000%, due 05/01/41	$26,496	$26,879
5.000%, due 07/01/41	16,390	16,627
5.000%, due 08/01/44	16,712	16,963
5.000%, due 03/01/49	579,950	581,201
5.000%, due 02/01/53	535,280	530,705
5.000%, due 03/01/53	284,340	281,790
5.000%, due 05/01/53	713,425	705,078
5.000%, due 06/01/53	1,424,757	1,415,686
5.000%, due 08/01/53	401,733	398,117
5.500%, due 02/01/32	475	487
5.500%, due 12/01/32	926	952
5.500%, due 02/01/33	21,880	22,495
5.500%, due 05/01/33	220	226
5.500%, due 06/01/33	86,882	89,309
5.500%, due 12/01/33	16,223	16,678
5.500%, due 12/01/34	13,839	14,256
5.500%, due 06/01/35	228,701	235,542
5.500%, due 07/01/35	1,785	1,836
5.500%, due 10/01/35	83,361	85,992
5.500%, due 12/01/35	30,905	31,883
5.500%, due 06/01/36	130,188	134,109
5.500%, due 12/01/36	199,604	206,302
5.500%, due 03/01/37	21,200	21,915
5.500%, due 07/01/37	41,272	42,665
5.500%, due 10/01/37	1,019	1,054
5.500%, due 04/01/38	38,690	39,987
5.500%, due 05/01/38	4,146	4,289
5.500%, due 12/01/38	646	668
5.500%, due 01/01/39	18,567	19,194
5.500%, due 09/01/39	59,140	61,141
5.500%, due 02/01/40	2,420	2,504
5.500%, due 03/01/40	2,306	2,386
5.500%, due 05/01/40	34,303	35,488
5.500%, due 03/01/41	36,304	37,558
6.000%, due 11/01/37	374,649	394,055
1 yr. USD RFUCCT + 1.765%, 6.014%, due 11/01/36[1]	154,134	156,439
1 yr. CMT + 2.137%, 6.262%, due 01/01/28[1]	1,800	1,796
1 yr. CMT + 2.250%, 6.328%, due 09/01/34[1]	190,922	194,947
6.500%, due 02/01/54	1,649,421	1,691,243
1 yr. USD RFUCCT + 1.769%, 6.552%, due 10/01/39[1]	435,557	439,145
1 yr. USD RFUCCT + 1.861%, 6.573%, due 11/01/41[1]	452,163	461,781
1 yr. CMT + 2.415%, 6.578%, due 01/01/29[1]	9,082	9,068
1 yr. CMT + 2.415%, 6.633%, due 11/01/25[1]	6,184	6,145
1 yr. CMT + 2.525%, 6.650%, due 12/01/29[1]	1,231	1,241
1 yr. CMT + 2.150%, 6.733%, due 11/01/27[1]	16,890	16,849
1 yr. CMT + 2.625%, 6.750%, due 01/01/30[1]	13,000	13,135
	Face amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT + 2.282%, 6.835%, due 07/01/28[1]	$24,436	$24,434
1 yr. CMT + 2.441%, 6.861%, due 10/01/27[1]	12,695	12,719
1 yr. CMT + 2.220%, 6.948%, due 11/01/29[1]	21,429	21,435
7.000%, due 08/01/25	7	7
1 yr. CMT + 2.511%, 7.005%, due 10/01/27[1]	4,507	4,504
1 yr. CMT + 2.282%, 7.157%, due 06/01/28[1]	7,361	7,359
Federal National Mortgage Association 1.500%, due 08/01/51	476,327	365,622
2.000%, due 05/01/28	62,521	59,641
2.000%, due 09/01/31	57,751	53,748
2.000%, due 11/01/31	182,778	170,363
2.000%, due 01/01/32	32,000	29,790
2.500%, due 06/01/28	37,156	35,909
2.500%, due 07/01/28	370,023	356,543
2.500%, due 08/01/28	118,424	114,108
2.500%, due 09/01/30	11,010	10,484
2.500%, due 11/01/30	14,431	13,732
2.500%, due 01/01/33	178,400	166,666
2.500%, due 11/01/50	401,094	336,845
2.500%, due 01/01/51	1,080,004	906,920
2.500%, due 02/01/51	494,978	417,948
2.500%, due 04/01/51	1,426,791	1,204,080
2.500%, due 09/01/51	1,612,267	1,367,240
2.500%, due 01/01/52	1,588,441	1,340,990
2.500%, due 03/01/52	715,566	605,722
2.500%, due 04/01/52	1,293,070	1,094,174
3.000%, due 10/01/26	9,965	9,749
3.000%, due 11/01/26	204,559	200,148
3.000%, due 12/01/26	18,681	18,268
3.000%, due 01/01/27	199,383	194,921
3.000%, due 02/01/27	40,212	39,305
3.000%, due 05/01/28	43,559	42,356
3.000%, due 02/01/30	53,190	51,442
3.000%, due 04/01/30	21,407	20,600
3.000%, due 05/01/30	26,035	25,052
3.000%, due 10/01/30	8,413	8,078
3.000%, due 04/01/31	613,157	590,803
3.000%, due 02/01/32	80,819	77,327
3.000%, due 03/01/32	78,258	74,805
3.000%, due 04/01/32	387,184	370,023
3.000%, due 05/01/32	117,102	111,874
3.000%, due 07/01/32	231,217	220,695
3.000%, due 08/01/32	100,140	95,544
3.000%, due 11/01/32	200,253	190,895
3.000%, due 01/01/38	249,426	230,652
3.000%, due 04/01/38	236,056	216,541
3.000%, due 05/01/42	171,077	155,342
3.000%, due 06/01/42	176,918	160,665
3.000%, due 07/01/42	342,853	311,318
3.000%, due 01/01/43	905,981	822,497
3.000%, due 04/01/43	279,544	253,574
3.000%, due 05/01/43	294,238	266,904

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount	Value
U.S. government agency obligations—(continued)
3.000%, due 06/01/43	$38,780	$35,177
3.000%, due 09/01/43	25,030	22,705
3.000%, due 11/01/46	1,093,406	991,494
3.000%, due 12/01/46	2,548,643	2,286,490
3.000%, due 02/01/47	206,043	186,902
3.000%, due 09/01/49	771,300	674,475
3.000%, due 11/01/49	215,146	192,255
3.000%, due 02/01/50	1,530,597	1,338,453
3.000%, due 03/01/50	3,392,298	3,012,211
3.000%, due 07/01/50	572,857	501,115
3.000%, due 12/01/50	442,308	386,658
3.000%, due 02/01/51	1,888,503	1,648,438
3.000%, due 04/01/51	3,221,005	2,811,553
3.000%, due 05/01/51	3,360,924	2,933,685
3.000%, due 08/01/51	423,562	369,549
3.000%, due 10/01/51	172,139	150,257
3.000%, due 12/01/51	410,749	358,534
3.000%, due 02/01/52	117,595	103,664
3.000%, due 04/01/52	1,716,565	1,499,450
3.000%, due 07/01/52	441,400	387,727
3.000%, due 02/01/57	536,382	461,709
3.000%, due 05/01/58	551,236	474,205
3.500%, due 11/01/25	21,433	21,149
3.500%, due 08/01/26	93,526	92,118
3.500%, due 06/01/28	67,989	66,533
3.500%, due 08/01/29	12,825	12,509
3.500%, due 09/01/32	255,248	251,057
3.500%, due 11/01/33	40,494	39,105
3.500%, due 02/01/34	61,250	59,130
3.500%, due 01/01/35	118,514	114,765
3.500%, due 02/01/35	113,678	110,082
3.500%, due 04/01/35	109,259	105,784
3.500%, due 05/01/35	671,978	650,451
3.500%, due 03/01/42	163,185	152,715
3.500%, due 04/01/42	11,066	10,345
3.500%, due 07/01/42	281	264
3.500%, due 09/01/42	58,440	54,690
3.500%, due 12/01/42	657,474	615,792
3.500%, due 03/01/43	408,329	381,777
3.500%, due 05/01/43	1,752	1,638
3.500%, due 07/01/43	2,362,207	2,208,111
3.500%, due 08/01/43	5,583,122	5,219,083
3.500%, due 01/01/44	78,808	73,752
3.500%, due 06/01/45	1,261,833	1,170,308
3.500%, due 08/01/45	20,276	18,805
3.500%, due 10/01/45	7,394	6,874
3.500%, due 09/01/46	502,292	467,447
3.500%, due 02/01/47	1,459,112	1,363,598
3.500%, due 08/01/47	143,568	132,835
3.500%, due 09/01/47	189,299	175,692
3.500%, due 11/01/47	254,668	235,608
3.500%, due 12/01/47	245,417	227,069
3.500%, due 02/01/48	224,404	205,433
3.500%, due 03/01/48	811,522	744,072
3.500%, due 02/01/50	89,640	81,606
3.500%, due 03/01/50	3,861,983	3,513,917
3.500%, due 04/01/50	328,341	298,718
	Face amount	Value
U.S. government agency obligations—(continued)
3.500%, due 06/01/56	$699,592	$634,551
3.500%, due 01/01/57	640,790	579,524
3.500%, due 01/01/59	939,730	843,840
3.575%, due 02/01/26	500,000	490,624
4.000%, due 07/01/25	264	262
4.000%, due 09/01/25	202	200
4.000%, due 10/01/25	286	283
4.000%, due 11/01/25	914	905
4.000%, due 01/01/26	21,729	21,489
4.000%, due 02/01/26	44,430	43,913
4.000%, due 03/01/26	5,781	5,713
4.000%, due 04/01/26	94,687	93,584
4.000%, due 08/01/32	816	798
4.000%, due 06/01/33	34,069	33,346
4.000%, due 07/01/33	243,132	237,318
4.000%, due 08/01/33	685,197	672,464
4.000%, due 07/01/34	333,754	325,536
4.000%, due 07/01/35	640,033	624,740
4.000%, due 04/01/37	532,571	519,058
4.000%, due 03/01/38	385,099	375,477
4.000%, due 07/01/38	461,848	449,592
4.000%, due 08/01/38	207,361	202,128
4.000%, due 09/01/38	253,948	247,209
4.000%, due 05/01/39	42,761	41,364
4.000%, due 09/01/39	117,879	114,056
4.000%, due 09/01/40	868,966	840,416
4.000%, due 12/01/40	683,182	662,725
4.000%, due 11/01/41	272,203	263,662
4.000%, due 12/01/41	333,718	323,248
4.000%, due 07/01/42	1,479,498	1,432,167
4.000%, due 09/01/42	2,182,227	2,110,627
4.000%, due 10/01/42	1,820,613	1,760,878
4.000%, due 08/01/44	91,029	88,307
4.000%, due 12/01/44	4,869	4,662
4.000%, due 06/01/45	9,940	9,500
4.000%, due 08/01/45	730,561	698,264
4.000%, due 02/01/47	66,138	63,087
4.000%, due 03/01/47	28,194	26,823
4.000%, due 04/01/47	106,552	101,550
4.000%, due 05/01/47	195,575	186,357
4.000%, due 06/01/47	5,120	4,884
4.000%, due 11/01/47	22,600	21,494
4.000%, due 01/01/48	90,503	86,073
4.000%, due 02/01/48	185,645	175,919
4.000%, due 03/01/48	93,701	88,863
4.000%, due 12/01/48	207,889	196,875
4.000%, due 06/01/49	695,919	662,141
4.490%, due 04/01/33	300,000	300,090
4.500%, due 06/01/29	6,404	6,388
4.500%, due 06/01/35	12,333	12,302
4.500%, due 12/01/38	131,685	131,705
4.500%, due 01/01/39	492	491
4.500%, due 02/01/39	53,831	53,688
4.500%, due 03/01/39	3,171	3,157
4.500%, due 06/01/39	21,463	21,369
4.500%, due 07/01/39	1,672	1,667
4.500%, due 08/01/39	53,535	53,236

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount	Value
U.S. government agency obligations—(continued)
4.500%, due 10/01/39	$1,677	$1,670
4.500%, due 12/01/39	126,622	126,192
4.500%, due 01/01/40	1,327	1,326
4.500%, due 02/01/40	1,340	1,335
4.500%, due 03/01/40	29,318	29,172
4.500%, due 08/01/40	22,022	21,913
4.500%, due 11/01/40	229,951	229,023
4.500%, due 07/01/41	153,147	152,140
4.500%, due 08/01/41	283,555	282,231
4.500%, due 01/01/42	765,926	762,109
4.500%, due 08/01/42	1,909	1,897
4.500%, due 09/01/42	93,010	91,519
4.500%, due 05/01/43	491,982	484,829
4.500%, due 06/01/43	1,026,357	1,010,941
4.500%, due 07/01/43	1,795,855	1,768,881
4.500%, due 09/01/43	117,022	116,327
4.500%, due 11/01/43	27,440	27,251
4.500%, due 07/01/44	110,361	109,524
4.500%, due 12/01/44	769	762
4.500%, due 09/01/48	138,292	135,153
4.500%, due 01/01/49	127,268	124,851
4.500%, due 07/01/52	2,902,813	2,799,073
4.500%, due 05/01/53	119,654	115,520
4.500%, due 07/01/53	175,294	169,332
4.500%, due 08/01/53	4,289,329	4,174,732
4.500%, due 04/01/59	649,695	628,539
4.700%, due 04/01/33	313,000	317,179
1 yr. CMT + 2.100%, 4.799%, due 05/01/30[1]	10,237	10,112
5.000%, due 03/01/25	525	522
5.000%, due 05/01/37	3,304	3,350
5.000%, due 09/01/37	6,652	6,744
5.000%, due 06/01/38	31,836	32,276
5.000%, due 06/01/48	86,578	86,538
5.000%, due 07/01/48	35,122	35,152
5.000%, due 03/01/49	27,830	27,833
5.000%, due 06/01/53	800,810	794,345
5.000%, due 08/01/53	87,680	86,891
5.500%, due 11/01/32	18,873	19,372
5.500%, due 12/01/33	443	455
5.500%, due 04/01/34	10,173	10,466
5.500%, due 01/01/35	58,163	59,841
5.500%, due 05/01/37	63,260	65,312
5.500%, due 07/01/37	31,995	33,033
5.500%, due 06/01/38	52,661	54,411
5.500%, due 11/01/39	124,608	128,744
5.500%, due 07/01/40	145,162	149,987
5.500%, due 02/01/42	83,327	86,029
5.500%, due 08/01/53	471,776	475,125
5.610%, due 10/01/28	883,000	914,964
5.810%, due 06/01/31	1,700,000	1,719,670
6.000%, due 12/01/32	3,559	3,706
6.000%, due 02/01/33	6,357	6,620
6.000%, due 09/01/34	41,406	43,120
6.000%, due 05/01/35	9,219	9,643
6.000%, due 06/01/35	5,047	5,280
6.000%, due 07/01/35	14,798	15,478
	Face amount	Value
U.S. government agency obligations—(continued)
6.000%, due 09/01/35	$585	$612
6.000%, due 01/01/36	8,712	9,111
6.000%, due 06/01/36	182	192
6.000%, due 09/01/36	14,026	14,731
6.000%, due 12/01/36	47,254	49,629
6.000%, due 03/01/37	3,011	3,163
6.000%, due 10/01/37	16,221	17,040
6.000%, due 11/01/38	128,472	134,976
6.000%, due 05/01/39	16,469	17,303
6.000%, due 11/01/40	175,127	183,967
6.000%, due 05/01/49	315,621	320,543
6.000%, due 01/01/53	495,863	502,958
1 yr. CMT + 2.095%, 6.095%, due 09/01/26[1]	4	4
1 yr. USD RFUCCT + 1.790%, 6.277%, due 02/01/42[1]	59,708	60,515
1 yr. MTA + 1.200%, 6.353%, due 03/01/44[1]	59,360	58,667
1 yr. CMT + 2.285%, 6.423%, due 05/01/35[1]	60,411	61,449
6.500%, due 10/01/36	181,565	192,692
6.500%, due 02/01/37	2,508	2,662
6.500%, due 07/01/37	25,462	27,088
6.500%, due 08/01/37	11,706	12,453
6.500%, due 09/01/37	17,079	18,170
6.500%, due 12/01/37	35,325	37,580
6.500%, due 05/01/40	380,769	405,202
6.500%, due 02/01/54	2,028,973	2,080,420
1 yr. CMT + 2.129%, 6.505%, due 09/01/41[1]	84,859	85,731
1 yr. USD RFUCCT + 1.729%, 6.567%, due 05/01/38[1]	379,418	384,764
1 yr. CMT + 2.503%, 6.628%, due 12/01/27[1]	6,662	6,701
1 yr. CMT + 2.239%, 6.662%, due 10/01/37[1]	612,015	626,189
1 yr. CMT + 2.243%, 6.803%, due 01/01/36[1]	127,798	130,521
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 0.900% 6.225%, due 12/25/50[1]	862,170	870,804
Government National Mortgage Association 2.500%, due 09/20/51	5,258,052	4,530,144
3.000%, due 11/15/42	28,125	25,577
3.000%, due 01/20/43	408,189	373,671
3.000%, due 02/15/43	370,884	331,842
3.000%, due 02/20/43	413,000	378,074
3.000%, due 05/15/43	355,295	322,720
3.000%, due 06/15/43	114,542	104,042
3.000%, due 07/15/43	21,639	19,655
3.000%, due 11/20/43	84,140	76,501
3.000%, due 01/15/45	253,075	225,825
3.000%, due 02/15/45	18,614	16,607
3.000%, due 07/15/45	356,223	317,804
3.000%, due 10/15/45	639,411	574,666
3.000%, due 09/20/47	428,115	386,743
3.000%, due 02/20/48	261,977	236,660

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount	Value
U.S. government agency obligations—(continued)
3.000%, due 04/20/50	$1,563,647	$1,403,073
3.000%, due 10/20/51	151,623	135,392
3.000%, due 09/20/52	437,055	389,891
3.000%, due 02/20/53	875,397	783,770
3.500%, due 11/15/42	217,384	204,040
3.500%, due 03/15/45	115,186	106,435
3.500%, due 04/15/45	102,769	95,605
3.500%, due 04/20/45	3,320	3,098
3.500%, due 11/20/45	509,977	475,737
3.500%, due 12/20/45	200,302	186,854
3.500%, due 04/20/46	306,932	285,723
3.500%, due 05/20/46	348,606	324,486
3.500%, due 04/20/47	297,451	276,168
3.500%, due 07/20/47	2,113,043	1,965,838
3.500%, due 08/20/47	221,829	205,957
3.500%, due 09/20/47	83,873	77,872
3.500%, due 11/20/47	285,279	264,867
3.500%, due 12/20/47	75,234	69,851
3.500%, due 01/20/48	1,308,640	1,215,006
3.500%, due 02/20/48	1,099,684	1,021,002
3.500%, due 03/20/48	1,648,383	1,530,441
3.500%, due 09/20/48	459,055	426,209
3.500%, due 02/20/53	355,596	328,195
1 yr. CMT + 1.500%, 3.625%, due 08/20/25[1]	857	848
1 yr. CMT + 1.500%, 3.625%, due 09/20/25[1]	1,442	1,426
1 yr. CMT + 1.500%, 3.625%, due 08/20/26[1]	2,826	2,784
1 yr. CMT + 1.500%, 3.625%, due 07/20/27[1]	1,226	1,208
1 yr. CMT + 1.500%, 3.625%, due 07/20/30[1]	8,381	8,273
3.750%, due 05/20/30	273,420	268,243
1 yr. CMT + 1.500%, 3.875%, due 04/20/26[1]	11,733	11,614
1 yr. CMT + 1.500%, 3.875%, due 06/20/26[1]	4,216	4,173
1 yr. CMT + 1.500%, 3.875%, due 04/20/27[1]	3,213	3,177
1 yr. CMT + 1.500%, 3.875%, due 04/20/30[1]	1,657	1,645
1 yr. CMT + 1.500%, 3.875%, due 05/20/30[1]	16,996	16,894
4.000%, due 12/20/40	110,752	106,707
4.000%, due 07/20/41	42,131	40,751
4.000%, due 12/15/41	610,249	590,779
4.000%, due 01/15/47	36,008	34,515
4.000%, due 02/15/47	169,164	162,150
4.000%, due 04/15/47	317,277	302,619
4.000%, due 05/15/47	56,663	54,279
4.000%, due 06/15/47	25,383	24,315
4.000%, due 07/15/47	49,924	47,823
4.000%, due 08/15/47	86,196	82,569
4.000%, due 12/15/47	14,270	13,669
4.000%, due 12/20/47	54,435	52,193
4.000%, due 01/20/48	140,107	134,328
	Face amount	Value
U.S. government agency obligations—(continued)
4.000%, due 03/20/48	$183,140	$175,117
4.000%, due 04/20/48	408,044	389,726
4.000%, due 05/20/48	117,102	112,014
4.000%, due 06/20/48	140,730	134,603
4.000%, due 07/20/48	41,894	40,058
4.000%, due 07/15/49	15,920	15,196
1 yr. CMT + 1.500%, 4.000%, due 05/20/25[1]	225	223
1 yr. CMT + 1.500%, 4.000%, due 09/20/26[1]	340	336
1 yr. CMT + 1.500%, 4.000%, due 04/20/27[1]	571	565
1 yr. CMT + 1.500%, 4.000%, due 08/20/27[1]	4,406	4,348
1 yr. CMT + 1.500%, 4.000%, due 04/20/30[1]	1,539	1,525
1 yr. CMT + 1.500%, 4.000%, due 05/20/30[1]	66,837	66,536
1 yr. CMT + 1.500%, 4.000%, due 07/20/30[1]	3,724	3,701
1 yr. CMT + 1.500%, 4.000%, due 08/20/30[1]	14,057	13,902
4.500%, due 09/15/39	191,163	190,466
4.500%, due 06/15/40	95,823	95,472
4.500%, due 07/20/40	16,406	16,348
4.500%, due 08/20/40	11,862	11,820
4.500%, due 09/20/40	49,327	49,152
4.500%, due 10/20/40	13,359	13,312
4.500%, due 01/20/41	63,838	63,612
4.500%, due 02/20/41	15,538	15,482
4.500%, due 03/20/41	95,155	94,815
4.500%, due 04/20/41	12,602	12,557
4.500%, due 06/20/41	108,550	108,161
4.500%, due 07/20/41	28,075	27,975
4.500%, due 09/20/41	2,791	2,781
4.500%, due 12/20/41	25,048	24,959
4.500%, due 05/20/43	5,732	5,712
4.500%, due 07/20/43	3,964	3,949
4.500%, due 10/20/44	53,318	52,273
4.500%, due 08/20/45	66,417	65,629
4.500%, due 12/15/45	7,078	6,950
4.500%, due 08/15/46	7,760	7,608
4.500%, due 09/15/46	135,701	133,044
4.500%, due 10/15/46	113,775	111,547
4.500%, due 01/15/47	221,803	217,460
4.500%, due 04/20/48	18,847	18,476
4.500%, due 05/20/48	53,174	52,128
4.500%, due 06/20/48	130,512	127,917
4.500%, due 10/20/48	165,405	160,531
4.500%, due 01/20/49	126,770	124,249
4.500%, due 02/20/49	220,446	216,063
1 yr. CMT + 1.500%, 4.500%, due 05/20/25[1]	891	886
1 yr. CMT + 1.500%, 4.500%, due 06/20/25[1]	1,228	1,221
1 yr. CMT + 1.500%, 4.500%, due 07/20/30[1]	4,195	4,162

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT + 1.500%, 4.500%, due 08/20/30[1]	$924	$917
1 yr. CMT + 1.500%, 4.500%, due 10/20/30[1]	2,868	2,836
1 yr. CMT + 1.500%, 4.625%, due 01/20/25[1]	76	76
1 yr. CMT + 1.500%, 4.625%, due 02/20/25[1]	171	170
1 yr. CMT + 1.500%, 4.625%, due 03/20/25[1]	676	672
1 yr. CMT + 1.500%, 4.625%, due 03/20/26[1]	1,047	1,035
1 yr. CMT + 1.500%, 4.625%, due 01/20/27[1]	19,834	19,585
1 yr. CMT + 1.500%, 4.625%, due 02/20/27[1]	1,351	1,334
1 yr. CMT + 1.500%, 4.625%, due 01/20/28[1]	1,959	1,933
1 yr. CMT + 1.500%, 4.625%, due 02/20/28[1]	831	821
5.000%, due 12/20/33	61,246	62,491
5.000%, due 01/20/34	31,400	32,039
5.000%, due 12/15/34	6,211	6,183
5.000%, due 02/20/38	44,674	45,413
5.000%, due 04/15/38	46,656	47,247
5.000%, due 04/20/38	50,994	51,842
5.000%, due 12/15/39	3,273	3,321
5.000%, due 05/15/40	79,293	80,479
5.000%, due 05/15/41	30,491	30,956
5.000%, due 08/20/41	7,203	7,313
5.000%, due 12/20/42	9,153	9,300
5.000%, due 08/20/43	755,737	767,177
5.000%, due 09/20/48	76,039	76,051
5.000%, due 10/20/48	129,015	129,220
5.000%, due 11/20/48	181,836	182,122
5.000%, due 12/20/48	166,366	166,628
5.500%, due 08/15/35	9,230	9,560
5.500%, due 02/15/38	812	845
5.500%, due 04/15/38	73,769	76,953
5.500%, due 05/15/38	76,186	79,554
5.500%, due 06/15/38	44,304	46,290
5.500%, due 10/15/38	210,255	219,252
5.500%, due 11/15/38	11,106	11,597
5.500%, due 12/15/38	2,432	2,535
5.500%, due 03/15/39	26,669	27,516
5.500%, due 05/15/39	18,975	19,801
5.500%, due 09/15/39	99,633	104,015
5.500%, due 01/15/40	3,506	3,617
5.500%, due 03/15/40	124,470	129,508
5.500%, due 09/20/48	28,179	28,610
6.000%, due 10/20/38	912	957
6.500%, due 02/15/29	67	67
6.500%, due 09/20/32	562	581
6.500%, due 01/15/36	7,405	7,575
6.500%, due 09/15/36	69,387	73,169
6.500%, due 02/15/37	1,070	1,109
6.500%, due 04/15/37	4,299	4,610
	Face amount	Value
U.S. government agency obligations—(concluded)
6.500%, due 01/15/38	$4,833	$5,124
6.500%, due 06/15/38	11,864	12,671
6.500%, due 07/15/38	171	171
6.500%, due 11/15/38	1,861	2,044
6.500%, due 12/20/38	4,450	4,745
9.000%, due 04/20/25	227	227
9.000%, due 12/20/26	708	712
9.000%, due 01/20/27	3,342	3,366
9.000%, due 09/20/30	675	688
9.000%, due 10/20/30	2,047	2,128
9.000%, due 11/20/30	2,435	2,478
Government National Mortgage Association REMICS 30 day USD SOFR Average + 0.650%, 5.994%, due 02/20/74[1]	952,951	950,496
30 day USD SOFR Average + 0.790%, 6.134%, due 04/20/74[1]	499,830	500,312
Government National Mortgage Association, TBA 2.000%	10,200,000	8,462,420
2.500%	3,200,000	2,757,722
3.000%	21,500,000	19,218,140
4.000%	4,550,000	4,300,822
4.500%	9,860,000	9,548,838
5.000%	6,000,000	5,933,502
5.500%	500,000	501,470
Uniform Mortgage-Backed Security, TBA 1.500%	3,000,000	2,299,674
2.000%	37,250,000	30,135,736
2.500%	9,850,000	8,269,696
3.000%	1,350,000	1,270,700
3.500%	1,500,000	1,442,169
4.500%	3,000,000	2,979,555
5.000%	18,900,000	18,665,756
5.500%	9,950,000	9,969,004
6.000%	18,900,000	19,171,917
6.500%	20,750,000	21,276,635
7.000%	1,100,000	1,136,696
Total U.S. government agency obligations (cost—$346,620,559)		334,235,871
U.S. Treasury obligations—5.3%
U.S. Treasury Inflation-Indexed Bonds, 2.375%, due 01/15/25[6]	499,827	494,302
U.S. Treasury Inflation-Indexed Notes 0.125% due 10/15/24	3,917,144	3,882,716
0.250% due 01/15/25	5,569,283	5,452,613
Total U.S. Treasury obligations (cost—$9,737,612)		9,829,631
Short-term U.S. treasury obligations—0.1%
U.S. Treasury Bills, 5.379%, due 10/22/24[6,7] (cost—$257,900)	261,000	257,900

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Short-term investments—0.9%
Investment companies—0.8%
State Street Institutional U.S. Government Money Market Fund, 5.263%[7] (cost—$1,438,195)	1,438,195	$1,438,195
Total short-term investments (cost—$1,696,095)		1,696,095

	Number of contracts	Notional amount
Options purchased—0.0%†
Put options—0.0%†
UMBS TBA strike @ 97.656, expires 10/08/24 (Counterparty: JPMCB)	1,800,000	USD	175,788,000	1,915
UMBS TBA strike @ 98.992, expires 10/08/24 (Counterparty: MSCI)	2,100,000	USD	207,879,000	1,223
UMBS TBA strike @ 97.367, expires 10/08/24 (Counterparty: BOA)	2,000,000	USD	194,740,000	1,741
UMBS TBA strike @ 99.195, expires 10/15/24 (Counterparty: MSCI)	2,100,000	USD	208,320,000	1,459
Total put options				6,338
Total options purchased (cost—$24,086)				6,338
Swaptions purchased—0.2%
Put swaptions—0.1%
1 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 12/16/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/18/25	4,300,000	USD	4,300,000	584
1 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 12/16/24 (Counterparty: DB; pay floating rate); underlying swap terminates 12/18/25	10,000,000	USD	10,000,000	268
	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Put swaptions—(continued)
1 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 01/21/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 01/23/26	16,400,000	USD	16,400,000	$674
10 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 01/28/25 (Counterparty: DB; pay floating rate); underlying swap terminates 01/30/35	6,800,000	USD	6,800,000	2,994
1 Year USD SOFR Interest Rate Swap strike @ 5.250, expires 08/19/24 (Counterparty: GS; pay floating rate); underlying swap terminates 08/21/25	6,300,000	USD	6,300,000	6
1 Year USD SOFR Interest Rate Swap strike @ 5.250, expires 03/03/25 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 03/05/26	8,000,000	USD	8,000,000	982
1 Year USD SOFR Interest Rate Swap strike @ 5.300, expires 03/13/25 (Counterparty: GS; pay floating rate); underlying swap terminates 03/17/26	3,000,000	USD	3,000,000	365
10 Year USD SOFR Interest Rate Swap strike @ 4.250, expires 11/29/24 (Counterparty: DB; pay floating rate); underlying swap terminates 12/03/34	4,200,000	USD	4,200,000	13,549
1 Year USD SOFR Interest Rate Swap strike @ 4.750, expires 10/31/24 (Counterparty: DB; pay floating rate); underlying swap terminates 11/04/25	4,000,000	USD	4,000,000	969

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2024

	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Put swaptions—(continued)
1 Year USD SOFR Interest Rate Swap strike @ 5.250, expires 10/24/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 10/28/25	7,500,000	USD	7,500,000	$173
6 Month USD SOFR Interest Rate Swap strike @ 5.500, expires 08/23/24 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 02/27/25	29,600,000	USD	29,600,000	65
6 Month USD SOFR Interest Rate Swap strike @ 5.000, expires 08/23/24 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 02/27/25	29,600,000	USD	29,600,000	7,711
1 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 03/25/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 03/27/26	14,000,000	USD	14,000,000	3,685
1 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 09/25/25 (Counterparty: CITI; pay floating rate); underlying swap terminates 09/29/26	14,300,000	USD	14,300,000	9,241
10 Year USD SOFR Interest Rate Swap strike @ 6.000, expires 10/17/25 (Counterparty: GS; pay floating rate); underlying swap terminates 10/21/35	5,500,000	USD	5,500,000	11,284
1 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 10/17/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 10/21/26	5,500,000	USD	5,500,000	2,053
	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Put swaptions—(continued)
10 Year USD SOFR Interest Rate Swap strike @ 6.000, expires 10/17/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 10/21/35	2,500,000	USD	2,500,000	$5,129
1 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 10/17/25 (Counterparty: BNP; pay floating rate); underlying swap terminates 10/21/26	2,500,000	USD	2,500,000	933
1 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 11/03/25 (Counterparty: DB; pay floating rate); underlying swap terminates 11/05/26	2,700,000	USD	2,700,000	1,081
7 Year USD SOFR Interest Rate Swap strike @ 4.483, expires 11/25/24 (Counterparty: BNP; pay floating rate); underlying swap terminates 11/27/31	3,300,000	USD	3,300,000	3,663
7 Year USD SOFR Interest Rate Swap strike @ 4.530, expires 12/03/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/05/31	2,000,000	USD	2,000,000	2,206
7 Year USD SOFR Interest Rate Swap strike @ 4.372, expires 12/05/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/09/31	1,000,000	USD	1,000,000	1,768
7 Year USD SOFR Interest Rate Swap strike @ 4.313, expires 06/08/26 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/10/33	2,000,000	USD	2,000,000	29,141

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2024

	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Put swaptions—(concluded)
7 Year USD SOFR Interest Rate Swap strike @ 4.310, expires 08/06/24 (Counterparty: BNP; pay floating rate); underlying swap terminates 08/08/31	9,500,000	USD	9,500,000	$1
7 Year USD SOFR Interest Rate Swap strike @ 4.130, expires 08/06/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 08/08/31	3,200,000	USD	3,200,000	3
7 Year USD SOFR Interest Rate Swap strike @ 4.255, expires 09/06/24 (Counterparty: BB; pay floating rate); underlying swap terminates 09/10/31	3,700,000	USD	3,700,000	825
10 Year USD SOFR Interest Rate Swap strike @ 4.014, expires 10/08/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 10/10/34	7,300,000	USD	7,300,000	22,531
10 Year USD SOFR Interest Rate Swap strike @ 3.935, expires 08/06/24 (Counterparty: BB; pay floating rate); underlying swap terminates 08/08/34	900,000	USD	900,000	38
10 Year USD SOFR Interest Rate Swap strike @ 3.970, expires 10/08/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 10/10/34	4,100,000	USD	4,100,000	14,954
Total put swaptions				136,876
	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Call swaptions—0.1%
7 Year USD SOFR Interest Rate Swap strike @ 2.500, expires 03/10/25 (Counterparty: GS; pay floating rate); underlying swap terminates 03/12/32	2,200,000	USD	2,200,000	$7,698
7 Year USD SOFR Interest Rate Swap strike @ 3.483, expires 11/25/24 (Counterparty: BNP; pay floating rate); underlying swap terminates 11/27/31	3,300,000	USD	3,300,000	42,441
7 Year USD SOFR Interest Rate Swap strike @ 3.530, expires 12/03/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/05/31	2,000,000	USD	2,000,000	29,720
7 Year USD SOFR Interest Rate Swap strike @ 3.372, expires 12/05/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/09/31	1,000,000	USD	1,000,000	10,820
7 Year USD SOFR Interest Rate Swap strike @ 3.348, expires 12/06/24 (Counterparty: BNP; pay floating rate); underlying swap terminates 12/10/31	2,000,000	USD	2,000,000	20,707
7 Year USD SOFR Interest Rate Swap strike @ 3.313, expires 06/08/26 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/10/33	2,000,000	USD	2,000,000	56,408

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2024

	Number of contracts	Notional amount		Value
Swaptions purchased—(concluded)
Call swaptions—(concluded)
7 Year USD SOFR Interest Rate Swap strike @ 2.870, expires 01/21/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 01/23/32	4,400,000	USD	4,400,000	$22,617
7 Year USD SOFR Interest Rate Swap strike @ 3.500, expires 10/08/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 10/10/31	4,100,000	USD	4,100,000	37,392
Total call swaptions				227,803
Total swaptions purchased (cost—$707,436)				364,679
Total investments before investments sold short (cost—$412,039,158)—213.1%				395,534,028

	Number of shares
Investments sold short—(48.3)%
U.S. government agency obligations—(48.3)%
Uniform Mortgage-Backed Security, TBA 3.000%	(44,150,000)	(38,566,879)
3.500%	(19,750,000)	(17,923,797)
3.500%	(1,400,000)	(1,287,230)
4.000%	(4,725,000)	(4,429,895)
4.000%	(1,100,000)	(1,030,335)
4.000%	(3,500,000)	(3,423,490)
4.500%	(3,900,000)	(3,758,149)
4.500%	(13,000,000)	(12,529,998)
	Number of shares	Value
Investments sold short—(concluded)
U.S. government agency obligations—(concluded)
5.000%	(800,000)	$(788,148)
6.000%	(5,900,000)	(5,984,842)
Total U.S. government agency obligations (proceeds—$(89,296,731))		(89,722,763)
Total investments sold short (proceeds—$(89,296,731))		(89,722,763)
Total investments (cost—$322,742,427)—164.8%		305,811,265
Liabilities in excess of other assets—(64.8)%		(120,231,790)
Net assets—100.0%		$185,579,475

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

	Face amount	Value
Reverse repurchase agreement—20.3%
Reverse repurchase agreement dated 07/15/24 with Citigroup, 5.440%, to be repurchased 08/13/24 for $(37,767,621), collateralized by $37,198,596 Federal National Mortgage Association obligation, 2.500%—6.500% due 06/02/31—02/01/54 and $5,258,082 Government National Mortgage Association Obligation, 2.500% due 09/20/51; (value—$(42,456,678)); (proceeds—$(37,602,837))	$(37,602,837)	$(37,602,837)
(cost—$(37,602,837))		(37,602,837)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2024

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	492,950,000	5,000,000	UMBS TBA, strike @ 98.594	JPMCB	08/06/24	$9,375	$(10,282)	$(907)
USD	390,240,000	4,000,000	UMBS TBA, strike @ 97.563	CITI	08/06/24	8,750	(38,837)	(30,087)
USD	391,240,000	4,000,000	UMBS TBA, strike @ 97.813	CITI	08/06/24	8,750	(29,815)	(21,065)
USD	195,040,000	2,000,000	UMBS TBA, strike @ 97.516	CITI	08/06/24	7,344	(20,293)	(12,949)
USD	195,180,000	2,000,000	UMBS TBA, strike @ 97.594	MSCI	08/13/24	7,344	(18,840)	(11,496)
USD	146,370,000	1,500,000	UMBS TBA, strike @ 97.578	MSCI	08/13/24	4,981	(14,347)	(9,366)
USD	196,320,000	2,000,000	UMBS TBA, strike @ 98.164	CITI	08/06/24	3,985	(9,245)	(5,260)
USD	98,020,000	1,000,000	UMBS TBA, strike @ 98.016	BOA	08/06/24	1,796	(5,755)	(3,959)
USD	376,440,000	4,000,000	UMBS TBA, strike @ 94.109	JPMCB	10/08/24	19,218	(33,331)	(14,113)
USD	282,390,000	3,000,000	UMBS TBA, strike @ 94.125	CITI	10/08/24	14,297	(24,778)	(10,481)
	Total					$85,840	$(205,523)	$(119,683)
			Put options
USD	126,893,000	1,300,000	UMBS TBA, strike @ 97.609	MSCI	08/13/24	$3,047	$(385)	$2,662
USD	364,440,000	4,000,000	UMBS TBA, strike @ 91.109	JPMCB	10/08/24	21,250	(8,555)	12,695
USD	273,390,000	3,000,000	UMBS TBA, strike @ 91.125	CITI	10/08/24	16,875	(6,476)	10,399
	Total					$41,172	$(15,416)	$25,756
	Total options written					$127,012	$(220,939)	$(93,927)

Swaptions written

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	59,200	59,200,000	6 Month USD SOFR Interest Rate Swap strike @ 5.250 terminating 02/27/25	JPMCB	Pay	08/23/24	$22,200	$(1,415)	$20,785
USD	2,200	2,200,000	7 Year USD SOFR Interest Rate Swap strike @ 4.443 terminating 08/08/31	BOA	Pay	08/06/24	5,940	—	5,940
USD	1,500	1,500,000	7 Year USD SOFR Interest Rate Swap strike @ 4.438 terminating 08/08/31	MSCI	Pay	08/06/24	4,068	—	4,068
USD	1,800	1,800,000	7 Year USD SOFR Interest Rate Swap strike @ 4.180 terminating 10/10/31	BOA	Pay	10/08/24	5,130	(2,145)	2,985
USD	1,200	1,200,000	1 Day USD SOFR Interest Rate Swap strike @ 4.145 terminating 10/10/34	JPMCB	Pay	10/08/24	3,721	(2,224)	1,497
USD	1,300	1,300,000	1 Day USD SOFR Interest Rate Swap strike @ 4.173 terminating 10/10/31	JPMCB	Pay	10/08/24	2,600	(1,592)	1,008
USD	1,500	1,500,000	7 Year USD SOFR Interest Rate Swap strike @ 4.171 terminating 10/10/31	JPMCB	Pay	10/08/24	2,400	(1,849)	551
Total swaptions written							$46,059	$(9,225)	$36,834

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2024

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
U.S. Treasury futures buy contracts:
136	USD	U.S. Treasury Note 10 Year Futures	September 2024	$14,896,443	$15,206,500	$310,057
1	USD	U.S. Treasury Note 5 Year Futures	September 2024	106,283	107,891	1,608
Total				$15,002,726	$15,314,391	$311,665
Interest rate futures sell contracts:
108	USD	30 Day Federal Funds Futures	October 2024	$(42,717,305)	$(42,730,918)	$(13,613)
U.S. Treasury futures sell contracts:
15	USD	U.S. Treasury Note 2 Year Futures	September 2024	$(3,054,121)	$(3,080,508)	$(26,387)
Total				$(45,771,426)	$(45,811,426)	$(40,000)
Net unrealized appreciation (depreciation)						$271,665

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
USD	3,400	04/17/25	Annual	1 day USD SOFR	3.750%	$(44,385)	$(44,385)
USD	3,400	04/18/25	Annual	1 day USD SOFR	3.750	(44,277)	(44,277)
USD	6,600	04/24/25	Annual	1 day USD SOFR	4.000	(68,503)	(68,503)
USD	3,600	04/25/25	Annual	1 day USD SOFR	4.000	(37,249)	(37,249)
USD	18,600	06/21/25	Annual	3.750%	1 day USD SOFR	200,091	123,628
USD	1,700	06/21/26	Annual	3.500	1 day USD SOFR	23,829	24,000
USD	3,000	12/21/27	Annual	2.000	1 day USD SOFR	231,389	88,663
USD	4,400	03/20/29	Annual	4.250	1 day USD SOFR	(90,139)	35,497
USD	4,200	04/10/29	Annual	1 day USD SOFR	3.940	31,174	31,174
USD	17,500	06/15/29	Annual	1 day USD SOFR	1.750	(1,554,594)	(637,381)
USD	2,300	11/09/29	Annual	3.205	1 day USD SOFR	83,326	83,326
USD	2,300	11/09/29	Annual	3.218	1 day USD SOFR	81,747	81,747
USD	2,400	11/09/29	Annual	3.217	1 day USD SOFR	85,367	85,367
USD	1,300	12/21/29	Annual	2.000	1 day USD SOFR	130,007	42,164
USD	1,400	03/08/30	Annual	3.513	1 day USD SOFR	18,525	18,525
USD	1,400	03/08/30	Annual	3.513	1 day USD SOFR	18,563	18,563
USD	500	03/08/30	Annual	3.635	1 day USD SOFR	3,307	3,307
USD	2,900	04/10/30	Annual	1 day USD SOFR	3.560	(26,084)	(26,084)
USD	2,900	05/08/30	Annual	1 day USD SOFR	3.560	(21,926)	(21,926)
USD	400	05/08/30	Annual	1 day USD SOFR	3.550	(3,321)	(3,321)
USD	6,400	06/21/30	Annual	3.000	1 day USD SOFR	226,832	154,977
USD	350	07/10/30	Annual	1 day USD SOFR	3.740	633	633
USD	2,200	10/06/30	Annual	1 day USD SOFR	4.123	30,812	30,812
USD	4,900	10/10/30	Annual	4.185	1 day USD SOFR	(88,771)	(88,771)
USD	1,300	10/10/30	Annual	1 day USD SOFR	4.145	20,273	20,273
USD	3,000	10/10/30	Annual	1 day USD SOFR	4.135	44,894	44,894
USD	3,200	10/10/30	Annual	1 day USD SOFR	4.118	44,357	44,357
USD	3,900	10/10/30	Annual	1 day USD SOFR	4.155	63,279	63,279

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2024

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
USD	500	10/10/30	Annual	1 day USD SOFR	4.320%	$13,313	$13,313
USD	3,700	11/08/30	Annual	1 day USD SOFR	4.012	31,385	31,385
USD	4,000	11/08/30	Annual	1 day USD SOFR	4.180	76,164	76,164
USD	1,000	11/08/30	Annual	1 day USD SOFR	4.192	19,795	19,795
USD	7,000	12/20/30	Annual	3.500%	1 day USD SOFR	127,098	120,302
USD	2,200	12/22/30	Annual	3.550	1 day USD SOFR	32,424	32,424
USD	4,300	01/10/31	Annual	1 day USD SOFR	3.705	(18,000)	(18,000)
USD	1,100	03/12/31	Annual	3.710	1 day USD SOFR	996	996
USD	1,200	04/08/31	Annual	1 day USD SOFR	3.990	21,343	21,343
USD	1,800	04/08/31	Annual	1 day USD SOFR	3.959	28,551	28,551
USD	2,200	04/09/31	Annual	3.013	1 day USD SOFR	94,222	94,222
USD	2,300	04/15/31	Annual	3.170	1 day USD SOFR	75,311	75,311
USD	1,600	04/26/31	Annual	3.232	1 day USD SOFR	45,358	45,358
USD	5,100	06/10/31	Annual	1 day USD SOFR	3.916	82,671	82,671
USD	7,600	06/20/31	Annual	3.750	1 day USD SOFR	(48,590)	(143,269)
USD	1,400	06/08/32	Annual	2.451	1 day USD SOFR	116,367	116,367
USD	7,100	06/15/32	Annual	1.750	1 day USD SOFR	933,083	157,738
USD	500	06/15/32	Annual	1.750	1 day USD SOFR	67,446	38,280
USD	4,000	06/15/32	Annual	2.55	1 day USD SOFR	302,731	302,731
USD	2,300	09/16/32	Annual	2.998	1 day USD SOFR	146,126	146,126
USD	5,500	10/06/32	Annual	3.275	1 day USD SOFR	224,685	224,685
USD	2,800	11/28/32	Annual	3.368	1 day USD SOFR	87,047	87,047
USD	600	12/21/32	Annual	2.000	1 day USD SOFR	82,101	20,327
USD	1,400	03/08/33	Annual	3.453	1 day USD SOFR	27,498	27,498
USD	3,100	03/08/33	Annual	3.505	1 day USD SOFR	48,286	48,286
USD	1,000	03/08/33	Annual	1 day USD SOFR	3.510	(15,189)	(15,189)
USD	700	06/08/33	Annual	3.260	1 day USD SOFR	20,890	20,890
USD	5,600	12/20/33	Annual	1 day USD SOFR	3.500	(118,902)	44,167
USD	8,500	06/20/34	Annual	3.750	1 day USD SOFR	(70,131)	(327,534)
USD	2,300	12/18/34	Annual	3.750	1 day USD SOFR	(36,129)	(30,822)
USD	3,200	12/20/53	Annual	3.500	1 day USD SOFR	213,336	22,094
USD	600	06/20/54	Annual	3.500	1 day USD SOFR	5,534	(28,890)
USD	16,000	02/02/25	At Maturity	4.600	1 day USD SOFR	110,480	110,480
USD	29,500	02/05/25	At Maturity	4.100	1 day USD SOFR	334,253	334,253
USD	29,500	02/05/25	At Maturity	1 day USD SOFR	4.600	(188,992)	(188,992)
USD	27,500	02/06/25	At Maturity	4.600	1 day USD SOFR	175,619	175,619
USD	5,900	05/30/25	At Maturity	5.000	1 day USD SOFR	(3,802)	(3,802)
USD	8,500	06/18/25	At Maturity	5.000	1 day USD SOFR	(10,644)	(10,644)
USD	27,000	03/03/25	Quarterly	1.350	1 day USD SOFR	710,360	710,360
USD	8,900	05/04/25	Quarterly	1.500	1 day USD SOFR	330,029	330,029
	Total					$3,433,279	$2,814,959

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2024

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$18,981,280	$98,975	$19,080,255
Mortgage-backed securities	—	30,321,159	—	30,321,159
U.S. government agency obligations	—	334,235,871	—	334,235,871
U.S. Treasury obligations	—	9,829,631	—	9,829,631
Short term investments	—	1,438,195	—	1,438,195
Options purchased	—	6,338	—	6,338
Short-term U.S. treasury obligations	—	257,900	—	257,900
Swaptions purchased	—	364,679	—	364,679
Futures contracts	311,665	—	—	311,665
Swap agreements	—	5,922,907	—	5,922,907
Total	$311,665	$438,960,797	$98,975	$439,371,437
Liabilities
Investments sold short- U.S. government agency obligations	$—	$(89,722,763)	$—	$(89,722,763)
Reverse repurchase agreement	—	(37,602,837)	—	(37,602,837)
Options written	—	(220,939)	—	(220,939)
Swaptions written	—	(9,225)	—	(9,225)
Futures contracts	(40,000)	—	—	(40,000)
Swap agreements	—	(2,489,628)	—	(2,489,628)
Total	$(40,000)	$(92,442,555)	$—	$(92,482,555)

At July 31, 2024, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

1  Floating or variable rate securities. The rates disclosed are as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $19,592,402, represented 10.6% of the Portfolio's net assets at period end.

3  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

4  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

5  Zero coupon bond.

6  Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

7  Rate shown reflects yield at July 31, 2024.

8  Payments made or received are based on the notional amount.

See accompanying notes to financial statements

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount	Value
Asset-backed securities—24.0%
Adams Outdoor Advertising LP, Series 2023-1, Class A2, 6.967%, due 07/15/53[1]	$760,000	$797,139
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, 6.350%, due 10/15/47[1]	2,300,000	2,324,814
American Homes 4 Rent Trust, Series 2014-SFR3, Class A, 3.678%, due 12/17/36[1]	411,694	408,301
Antares CLO Ltd., Series 2019-1A, Class BR, 3 mo. USD Term SOFR + 3.350%, 8.632%, due 01/20/36[1,2]	1,730,000	1,773,250
Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class A, 5.490%, due 06/20/29[1]	1,620,000	1,638,945
BHG Securitization Trust, Series 2022-C, Class B, 5.930%, due 10/17/35[1]	1,750,000	1,748,266
Capital Automotive REIT, Series 2024-2A, Class A2, 5.250%, due 05/15/54[1]	1,127,646	1,109,925
CARS-DB7 LP, Series 2023-1A, Class A2, 6.500%, due 09/15/53[1]	890,625	917,752
CLI Funding VIII LLC, Series 2023-1A, Class A, 6.310%, due 06/18/48[1]	909,595	931,100
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, due 05/25/54[1]	1,830,000	1,892,448
College Avenue Student Loans LLC, Series 2021-A, Class A1, 1 mo. USD Term SOFR + 1.214%, 6.564%, due 07/25/51[1,2]	45,644	45,366
Series 2021-B, Class A2, 1.760%, due 06/25/52[1]	59,740	53,718
Series 2021-C, Class A1, 1 mo. USD Term SOFR + 1.014%, 6.364%, due 07/26/55[1,2]	179,993	176,342
Series 2021-C, Class B, 2.720%, due 07/26/55[1]	79,714	71,284
Series 2021-C, Class A2, 2.320%, due 07/26/55[1]	90,668	81,091
Credit Acceptance Auto Loan Trust, Series 2021-4, Class A, 1.260%, due 10/15/30[1]	109,232	108,483
Series 2022-1A, Class A, 4.600%, due 06/15/32[1]	445,400	443,216
Series 2022-3A, Class C, 8.450%, due 02/15/33[1]	2,300,000	2,390,647
DataBank Issuer LLC, Series 2023-1A, Class A2, 5.116%, due 02/25/53[1]	995,000	966,366
Edgeconnex Data Centers Issuer LLC, Series 2024-1, Class A2, 6.000%, due 07/27/54[1,5,6]	840,000	828,242
	Face amount	Value
Asset-backed securities—(continued)
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, due 11/25/45[1]	$52,533	$47,539
Golub Capital Partners ABS Funding Ltd., Series 2022-1A, Class A2B, 6.580%, due 07/22/30[1]	1,910,000	1,858,107
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, 1.930%, due 07/20/48[1]	164,324	129,863
Series 2021-5CS, Class A, 2.310%, due 10/20/48[1]	91,980	74,451
Lendmark Funding Trust, Series 2021-1A, Class A, 1.900%, due 11/20/31[1]	210,000	194,902
Mariner Finance Issuance Trust, Series 2021-AA, Class A, 1.860%, due 03/20/36[1]	180,000	168,601
Series 2022-AA, Class B, 7.200%, due 10/20/37[1]	1,830,000	1,855,662
MCF CLO 10 Ltd., Series 2023-1A, Class C, 3 mo. USD Term SOFR + 4.200%, 9.501%, due 04/15/35[1,2]	630,000	636,662
Mosaic Solar Loan Trust, Series 2022-1A, Class A, 2.640%, due 01/20/53[1]	150,146	129,844
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2B, 1 mo. USD Term SOFR + 1.164%, 6.493%, due 12/15/59[1,2]	107,324	107,436
Series 2020-IA, Class B, 2.950%, due 04/15/69[1]	100,000	85,169
Series 2021-A, Class A, 0.840%, due 05/15/69[1]	46,180	41,309
Series 2021-DA, Class A, U.S. (Fed) Prime Rate - 1.990%, 6.510%, due 04/15/60[1,2]	213,725	205,614
Navient Student Loan Trust, Series 2018-EA, Class A2, 4.000%, due 12/15/59[1]	12,900	12,748
Nelnet Student Loan Trust, Series 2021-A, Class APT2, 1.360%, due 04/20/62[1]	326,812	302,242
Series 2021-BA, Class AFL, 1 mo. USD Term SOFR + 0.894%, 6.240%, due 04/20/62[1,2]	464,390	460,906
Series 2021-CA, Class AFL, 1 mo. USD Term SOFR + 0.854%, 6.200%, due 04/20/62[1,2]	294,090	292,361
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, due 10/20/61[1]	1,150,000	1,041,273
NextGear Floorplan Master Owner Trust, Series 2023-1A, Class A2, 5.740%, due 03/15/28[1]	1,740,000	1,755,066

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount	Value
Asset-backed securities—(continued)
NFAS2 LLC, Series 2022-1, Class B, 7.590%, due 09/15/28[1]	$1,090,000	$1,078,271
NMEF Funding LLC, Series 2022-B, Class A2, 6.070%, due 06/15/29[1]	1,089,532	1,092,866
OnDeck Asset Securitization Trust IV LLC, Series 2024-1A, Class A, 6.270%, due 06/17/31[1]	1,090,000	1,109,520
OneMain Financial Issuance Trust, Series 2022-3A, Class A, 5.940%, due 05/15/34[1]	1,610,000	1,619,932
Oportun Issuance Trust, Series 2022-3, Class B, 8.533%, due 01/08/30[1]	1,268,587	1,272,074
Oxford Finance Funding Trust, Series 2023-1A, Class B, 7.879%, due 02/15/31[1]	1,970,000	1,929,595
Prodigy Finance DAC, Series 2021-1A, Class A, 1 mo. USD Term SOFR + 1.364%, 6.714%, due 07/25/51[1,2]	92,795	92,288
Regional Management Issuance Trust, Series 2021-2, Class A, 1.900%, due 08/15/33[1]	245,000	225,854
Series 2022-2B, Class B, 8.510%, due 11/17/32[1]	2,360,000	2,391,413
Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, due 08/20/32[1]	1,490,000	1,500,465
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.000%, due 09/15/48[1]	1,370,000	1,339,328
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.690%, due 03/17/31	2,200,000	2,251,540
Sesac Finance LLC, Series 2019-1, Class A2, 5.216%, due 07/25/49[1]	114,000	112,276
SLM Private Education Loan Trust, Series 2010-C, Class A5, 1 mo. USD Term SOFR + 4.864%, 10.193%, due 10/15/41[1,2]	305,030	318,605
SMB Private Education Loan Trust, Series 2017-B, Class A2B, 1 mo. USD Term SOFR + 0.864%, 6.193%, due 10/15/35[1,2]	35,705	35,646
Series 2018-A, Class A2B, 1 mo. USD Term SOFR + 0.914%, 6.243%, due 02/15/36[1,2]	148,106	147,732
Series 2018-C, Class A2B, 1 mo. USD Term SOFR + 0.864%, 6.193%, due 11/15/35[1,2]	203,410	202,734
Series 2021-A, Class A2A1, 1 mo. USD Term SOFR + 0.844%, 6.173%, due 01/15/53[1,2]	390,757	388,350
	Face amount	Value
Asset-backed securities—(concluded)
Series 2021-A, Class B, 2.310%, due 01/15/53[1]	$88,370	$83,749
Series 2021-C, Class APT1, 1.390%, due 01/15/53[1]	124,148	111,091
SoFi Professional Loan Program LLC, Series 2018-A, Class A2B, 2.950%, due 02/25/42[1]	24,769	24,357
Series 2020-C, Class AFX, 1.950%, due 02/15/46[1]	69,524	64,243
Stack Infrastructure Issuer LLC, Series 2023-1A, Class A2, 5.900%, due 03/25/48[1]	740,000	747,040
Store Master Funding I-VII XIV XIX XX, Series 2021-1A, Class A1, 2.120%, due 06/20/51[1]	1,004,275	888,777
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.000%, due 06/25/53[1]	790,000	786,045
Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2, 6.316%, due 03/16/48[1]	1,070,000	1,086,207
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, due 10/15/48[1]	549,717	582,337
Total asset-backed securities (cost—$48,944,801)		49,588,785
Corporate bonds—43.6%
Agriculture—0.4%
Cargill, Inc. 5.125%, due 10/11/32[1]	810,000	824,259
Airlines—0.6%
Air Canada Pass-Through Trust Series 2017-1, Class AA, 3.300%, due 01/15/30[1]	38,797	35,957
American Airlines Pass-Through Trust Series 2016-3, Class AA, 3.000%, due 10/15/28	83,538	77,922
Series 2016-1, Class AA, 3.575%, due 01/15/28	43,359	41,516
Series 2017-1, Class AA, 3.650%, due 02/15/29	27,163	25,841
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.000%, due 06/10/28	49,454	45,590
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd. 11.000%, due 04/15/29[1]	870,375	829,903
United Airlines Pass-Through Trust Series 2019-2, Class AA, 2.700%, due 05/01/32	40,397	35,333
Series 2015-1, Class AA, 3.450%, due 12/01/27	28,819	27,456
Series 2018-1, Class AA, 3.500%, due 09/01/31	14,695	13,775
Series 2019-1, Class AA, 4.150%, due 08/25/31	52,787	50,327
		1,183,620

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount	Value
Corporate bonds—(continued)
Banks—13.6%
ASB Bank Ltd. (fixed, converts to FRN on 06/17/27), 5.284%, due 06/17/32[1,2]	$1,500,000	$1,492,220
5.398%, due 11/29/27[1]	1,260,000	1,283,227
Bank of America Corp. (fixed, converts to FRN on 01/20/27), 3.824%, due 01/20/28[2]	840,000	818,583
Bank of New York Mellon Corp. (fixed, converts to FRN on 02/07/27), 3.442%, due 02/07/28[2]	1,400,000	1,355,847
Bank of New Zealand 4.846%, due 02/07/28[1]	1,075,000	1,081,512
Comerica Bank 4.000%, due 07/27/25[3]	800,000	786,991
(fixed, converts to FRN on 08/25/32), 5.332%, due 08/25/33[2]	1,280,000	1,172,431
Fifth Third Bancorp (fixed, converts to FRN on 07/28/29), 4.772%, due 07/28/30[2]	25,000	24,567
(fixed, converts to FRN on 10/27/27), 6.361%, due 10/27/28[2]	1,885,000	1,952,651
HSBC Holdings PLC (fixed, converts to FRN on 06/04/30), 2.848%, due 06/04/31[2]	1,800,000	1,595,578
(fixed, converts to FRN on 11/03/27), 7.390%, due 11/03/28[2]	905,000	968,465
Huntington Bancshares, Inc. (fixed, converts to FRN on 08/04/27), 4.443%, due 08/04/28[2]	647,000	636,414
Huntington National Bank 5.650%, due 01/10/30	1,240,000	1,269,196
ING Groep NV (fixed, converts to FRN on 03/28/25), 3.869%, due 03/28/26[2]	1,400,000	1,386,277
JPMorgan Chase & Co. (fixed, converts to FRN on 02/01/27), 3.782%, due 02/01/28[2]	793,000	773,121
KeyBank NA 5.850%, due 11/15/27	1,080,000	1,094,373
Lloyds Banking Group PLC (fixed, converts to FRN on 03/18/27), 3.750%, due 03/18/28[2]	1,420,000	1,378,121
(fixed, converts to FRN on 11/15/32), 7.953%, due 11/15/33[2]	610,000	698,211
Morgan Stanley (fixed, converts to FRN on 10/18/32), 6.342%, due 10/18/33[2]	885,000	957,971
NatWest Group PLC (fixed, converts to FRN on 11/10/25), 7.472%, due 11/10/26[2]	1,030,000	1,057,076
Santander Holdings USA, Inc. (fixed, converts to FRN on 09/09/25), 5.807%, due 09/09/26[2]	855,000	860,206
(fixed, converts to FRN on 03/09/28), 6.499%, due 03/09/29[2]	755,000	779,605
	Face amount	Value
Corporate bonds—(continued)
Banks—(concluded)
Skandinaviska Enskilda Banken AB 5.375%, due 03/05/29[1]	$680,000	$693,941
State Street Corp. (fixed, converts to FRN on 11/04/27), 5.820%, due 11/04/28[2,3]	555,000	574,512
Truist Financial Corp. (fixed, converts to FRN on 06/06/27), 4.123%, due 06/06/28[2]	1,370,000	1,337,643
(fixed, converts to FRN on 10/28/32), 6.123%, due 10/28/33[2]	580,000	607,542
Wells Fargo & Co. (fixed, converts to FRN on 03/02/32), 3.350%, due 03/02/33[2]	1,525,000	1,352,441
		27,988,722
Commercial services—0.7%
Ashtead Capital, Inc. 5.500%, due 08/11/32[1]	1,500,000	1,499,132
Diversified financial services—2.9%
Ally Financial, Inc. (fixed, converts to FRN on 01/03/29), 6.848%, due 01/03/30[2]	1,005,000	1,050,623
Bread Financial Holdings, Inc. 9.750%, due 03/15/29[1]	1,410,000	1,511,762
Brightsphere Investment Group, Inc. 4.800%, due 07/27/26	585,000	566,912
Capital One Financial Corp. (fixed, converts to FRN on 05/10/27), 4.927%, due 05/10/28[2]	1,400,000	1,395,638
(fixed, converts to FRN on 05/10/32), 5.268%, due 05/10/33[2]	164,000	161,722
Oxford Finance LLC/ Oxford Finance Co-Issuer II, Inc. 6.375%, due 02/01/27[1]	1,250,000	1,220,257
		5,906,914
Electric—3.1%
Alexander Funding Trust II 7.467%, due 07/31/28[1]	1,145,000	1,224,952
Atlantica Sustainable Infrastructure PLC 4.125%, due 06/15/28[1]	1,110,000	1,098,326
Duke Energy Florida LLC 5.950%, due 11/15/52	880,000	925,601
Edison International Series A, (fixed, converts to FRN on 03/15/26), 5.375%, due 03/15/26[2,4]	1,360,000	1,328,920
MidAmerican Energy Co. 3.650%, due 04/15/29	204,000	196,444
Nevada Power Co. Series GG, 5.900%, due 05/01/53	935,000	963,967
Southern California Edison Co. 5.950%, due 11/01/32	585,000	619,292
		6,357,502

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount	Value
Corporate bonds—(continued)
Energy-Alternate Sources—0.5%
NextEra Energy Partners LP 2.500%, due 06/15/26[1,3]	$1,180,000	$1,085,077
Healthcare-services—0.5%
CommonSpirit Health 6.073%, due 11/01/27	965,000	1,002,719
Insurance—10.5%
Athene Global Funding 2.550%, due 06/29/25[1]	1,600,000	1,560,481
Athene Holding Ltd. 6.650%, due 02/01/33	1,175,000	1,264,132
Corebridge Financial, Inc. (fixed, converts to FRN on 12/15/27), 6.875%, due 12/15/52[2]	1,280,000	1,303,050
Enstar Finance LLC (fixed, converts to FRN on 01/15/27), 5.500%, due 01/15/42[2]	1,500,000	1,340,367
Enstar Group Ltd. 4.950%, due 06/01/29	1,400,000	1,348,277
F&G Annuities & Life, Inc. 7.400%, due 01/13/28	2,110,000	2,205,091
First American Financial Corp. 2.400%, due 08/15/31	1,240,000	1,010,430
Global Atlantic Fin Co. 7.950%, due 06/15/33[1]	1,065,000	1,190,922
(fixed, converts to FRN on 10/15/29), 7.950%, due 10/15/54[1,2]	395,000	400,861
Metropolitan Life Global Funding I 4.300%, due 08/25/29[1]	1,690,000	1,657,140
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (fixed, converts to FRN on 05/23/32), 5.875%, due 05/23/42[1,2]	800,000	807,852
Reinsurance Group of America, Inc. 6.000%, due 09/15/33	1,125,000	1,172,223
RenaissanceRe Holdings Ltd. 5.750%, due 06/05/33	1,645,000	1,665,749
SiriusPoint Ltd. 7.000%, due 04/05/29	795,000	830,053
Stewart Information Services Corp. 3.600%, due 11/15/31	1,700,000	1,443,471
Swiss Re Finance Luxembourg SA (fixed, converts to FRN on 04/02/29), 5.000%, due 04/02/49[1,2]	2,600,000	2,530,151
		21,730,250
Investment companies—3.7%
BlackRock TCP Capital Corp. 6.950%, due 05/30/29	1,025,000	1,029,068
Blackstone Private Credit Fund 3.250%, due 03/15/27	209,000	195,711
7.300%, due 11/27/28[1]	1,525,000	1,605,310
Blue Owl Credit Income Corp. 7.750%, due 09/16/27	710,000	741,448
	Face amount	Value
Corporate bonds—(concluded)
Investment companies—(concluded)
FS KKR Capital Corp. 7.875%, due 01/15/29	$1,830,000	$1,925,705
HA Sustainable Infrastructure Capital, Inc. 6.375%, due 07/01/34[1]	1,085,000	1,075,606
Oaktree Strategic Credit Fund 6.500%, due 07/23/29[1,3]	1,060,000	1,064,638
		7,637,486
Media—0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.375%, due 03/01/31[1]	1,005,000	1,014,869
Oil & gas—0.4%
Sunoco LP 7.000%, due 05/01/29[1]	915,000	941,775
Real estate investment trusts—4.5%
Arbor Realty SR, Inc. Series QIB, 8.500%, due 10/15/27[1]	1,790,000	1,638,540
Blackstone Mortgage Trust, Inc. 3.750%, due 01/15/27[1,3]	2,635,000	2,418,756
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, due 06/15/26[1]	1,515,000	1,446,470
SBA Tower Trust 6.599%, due 01/15/28[1]	2,300,000	2,357,192
Scentre Group Trust 1/Scentre Group Trust 2 4.375%, due 05/28/30[1]	1,363,000	1,331,159
		9,192,117
Retail—0.4%
Macy's Retail Holdings LLC 5.875%, due 03/15/30[1,3]	865,000	830,250
Semiconductors—0.7%
ams-OSRAM AG 12.250%, due 03/30/29[1]	1,400,000	1,478,312
Telecommunications—0.6%
Connect Finco SARL/Connect U.S. Finco LLC 6.750%, due 10/01/26[1]	1,255,000	1,233,695
Total corporate bonds (cost—$87,851,725)		89,906,699
Loan assignments—11.8%
Aerospace & defense—0.4%
Propulsion BC Finco SARL 3 mo. USD Term SOFR + 3.750%, 9.085%, due 09/14/29[2]	870,581	874,002
Airlines—0.6%
United Airlines, Inc. 3 mo. USD Term SOFR + 2.750%, 8.033%, due 02/22/31[2]	1,172,062	1,175,204
Chemicals—0.5%
INEOS Enterprises Holdings U.S. Finco LLC 3 mo. USD Term SOFR + 3.750%, 9.197%, due 07/08/30[2]	1,029,825	1,031,112

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount	Value
Loan assignments—(continued)
Commercial services—1.3%
Priority Holdings LLC 1 mo. USD Term SOFR + 4.750%, 10.094%, due 05/16/31[2]	$1,060,000	$1,056,470
System One Holdings LLC 3 mo. USD Term SOFR + 3.750%, 9.235%, due 03/02/28[2]	1,725,844	1,723,687
		2,780,157
Diversified financial services—0.6%
LendingTree, Inc. 1 mo. USD Term SOFR + 3.750%, 9.458%, due 09/15/28[2]	1,226,231	1,213,969
Electric—0.8%
Eastern Power LLC 1 mo. USD Term SOFR + 5.250%, 10.594%, due 04/03/28[2]	1,564,957	1,563,001
Health care products—0.8%
Medline Borrower LP 1 mo. USD Term SOFR + 2.500%, 8.094%, due 10/23/28[2]	1,109,684	1,112,946
Sotera Health Holdings LLC 0.000%, due 05/30/31[2,7]	545,000	544,150
		1,657,096
Healthcare-services—1.0%
IQVIA, Inc. 3 mo. USD Term SOFR + 2.000%, 7.335%, due 01/02/31[2]	995,000	999,040
MPH Acquisition Holdings LLC 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250%, 9.859%, due 09/01/28[2]	1,277,020	1,073,859
		2,072,899
Home Furnishings—0.9%
Whirlpool Corp. 1 mo. USD Term SOFR + 1.250%, 6.569%, due 09/23/25[2,5,6]	1,855,000	1,852,681
Investment companies—0.5%
MIP V Waste Holdings LLC 3 mo. USD Term SOFR + 3.000%, 8.347%, due 12/08/28[2]	1,120,669	1,121,375
Pharmaceuticals—0.6%
Jazz Financing Lux SARL 1 mo. USD Term SOFR + 2.250%, 7.594%, due 05/05/28[2]	1,166,620	1,167,903
Pipelines—2.1%
AL NGPL Holdings LLC 3 mo. USD Term SOFR + 3.250%, 8.564%, due 04/13/28[2]	1,148,125	1,151,351
BCP Renaissance Parent LLC 3 mo. USD Term SOFR + 3.250%, 8.598%, due 10/31/28[2]	1,019,523	1,023,347
	Face amount	Value
Loan assignments—(concluded)
Pipelines—(concluded)
Medallion Midland Acquisition LLC 3 mo. USD Term SOFR + 3.500%, 8.844%, due 10/18/28[2]	$905,450	$908,845
UGI Energy Services LLC 1 mo. USD Term SOFR + 2.500%, 7.844%, due 02/22/30[2]	1,164,209	1,166,689
		4,250,232
Real estate investment trusts—0.4%
Starwood Property Trust, Inc. 1 mo. USD Term SOFR + 2.750%, 8.094%, due 11/18/27[2]	753,525	756,351
Software—0.5%
Central Parent, Inc. 3 mo. USD Term SOFR + 3.250%, 8.585%, due 07/06/29[2]	1,141,375	1,129,185
Telecommunications—0.8%
Connect Finco SARL 1 mo. USD Term SOFR + 3.500%, 8.844%, due 12/11/26[2]	299,007	297,760
Iridium Satellite LLC 1 mo. USD Term SOFR + 2.250%, 7.597%, due 09/20/30[2]	1,086,530	1,076,251
Lumen Technologies, Inc. 1 mo. USD Term SOFR + 6.000%, 11.344%, due 06/01/28[2]	327,117	276,211
		1,650,222
Total loan assignments (cost—$24,357,938)		24,295,389
Mortgage-backed securities—11.3%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.756%, due 05/15/53[1]	465,000	416,777
Bank, Series 2022-BNK42, Class A5, 4.493%, due 06/15/55[2]	220,000	212,900
BBCMS Mortgage Trust, Series 2019-C3, Class B, 4.096%, due 05/15/52	90,000	82,646
Benchmark Mortgage Trust, Series 2019-B15, Class B, 3.564%, due 12/15/72	210,000	176,006
Series 2019-B15, Class C, 3.720%, due 12/15/72[2]	111,000	85,211
Series 2022-B35, Class A5, 4.444%, due 05/15/55[2]	270,000	255,218
BX Commercial Mortgage Trust, Series 2021-XL2, Class A, 1 mo. USD Term SOFR + 0.803%, 6.132%, due 10/15/38[1,2]	221,731	219,375
Series 2021-CIP, Class A, 1 mo. USD Term SOFR + 1.035%, 6.365%, due 12/15/38[1,2]	213,356	210,822

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount	Value
Mortgage-backed securities—(continued)
BX Trust, Series 2022-CLS, Class B, 6.300%, due 10/13/27[1]	$2,020,000	$1,923,291
Series 2022-GPA, Class B, 1 mo. USD Term SOFR + 2.664%, 7.993%, due 08/15/41[1,2]	981,468	981,468
Series 2022-GPA, Class C, 1 mo. USD Term SOFR + 3.213%, 8.542%, due 08/15/42[1,2]	932,395	932,978
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class B, 3.500%, due 01/15/53[2]	101,000	82,784
CD Mortgage Trust, Series 2017-CD3, Class A4, 3.631%, due 02/10/50	300,000	281,363
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class B, 6.360%, due 07/10/28[1,2]	880,000	894,633
Cold Storage Trust, Series 2020-ICE5, Class A, 1 mo. USD Term SOFR + 1.014%, 6.343%, due 11/15/37[1,2]	530,815	529,156
COMM Mortgage Trust, Series 2015-CR25, Class A3, 3.505%, due 08/10/48	219,018	215,478
CRSO Trust 7.658%, due 07/10/28[2]	880,000	916,482
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, due 09/12/40[1]	660,000	681,360
Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD Term SOFR + 1.194%, 6.524%, due 07/15/38[1,2]	371,631	370,237
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K121, Class X1, 1.020%, due 10/25/30[2]	1,176,990	57,970
Series KL06, Class XFX, 1.364%, due 12/25/29[2]	720,000	34,837
Series K142, Class A2, 2.400%, due 03/25/32	385,000	335,254
Series K144, Class A2, 2.450%, due 04/25/32	270,000	235,493
Series K145, Class A2, 2.580%, due 05/25/32	605,000	531,945
Series KC02, Class A2, 3.370%, due 07/25/25	491,917	483,701
Federal Home Loan Mortgage Corp. Multifamily WI Certificates, Series K146, Class A2, 2.920%, due 07/25/32	170,000	153,313
Federal National Mortgage Association-ACES, Series 2022-M5, Class A3, 2.354%, due 01/01/34[2]	325,000	271,868
	Face amount	Value
Mortgage-backed securities—(concluded)
FRESB Mortgage Trust, Series 2019-SB60, Class A10H, 3.500%, due 01/25/39[2]	$155,475	$145,349
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class A, 1 mo. USD Term SOFR + 1.164%, 6.494%, due 04/15/38[1,2]	85,041	84,669
Series 2022-ACB, Class A, 30 day USD SOFR Average + 1.400%, 6.737%, due 03/15/39[1,2]	360,000	353,700
MF1 Trust, Series 2021-W10, Class A, 1 mo. USD Term SOFR + 1.070%, 6.399%, due 12/15/34[1,2]	100,000	98,813
Series 2021-W10, Class B, 1 mo. USD Term SOFR + 1.370%, 6.699%, due 12/15/34[1,2]	370,000	362,835
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A4, 3.779%, due 05/15/48[2]	520,000	509,786
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.397%, 6.727%, due 03/15/39[1,2]	2,000,000	1,975,625
OAKST Commercial Mortgage Trust, Series 2023-NLP, Class A, 6.095%, due 03/15/40[1,2]	2,050,000	2,076,666
One Bryant Park Trust, Series 2019-OBP, Class A, 2.516%, due 09/15/54[1]	2,300,000	1,985,923
SCOTT Trust, Series 2023-SFS, Class A, 5.910%, due 03/10/40[1]	870,000	886,160
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 1 mo. USD Term SOFR + 2.186%, 7.515%, due 05/15/37[1,2]	260,000	260,650
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A4, 4.152%, due 08/15/51	135,000	129,478
Series 2018-C44, Class A5, 4.212%, due 05/15/51	445,000	428,864
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class C, 1 mo. USD Term SOFR + 4.083%, 9.412%, due 11/15/27[1,2]	2,330,000	2,331,456
Total mortgage-backed securities (cost—$23,509,064)		23,202,540
Municipal bonds—0.4%
California—0.1%
Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds, 6.574%, due 07/01/45	145,000	164,491
State of California, GO Bonds, 7.550%, due 04/01/39	70,000	86,094
		250,585

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount	Value
Municipal bonds—(concluded)
Michigan—0.0%†
University of Michigan, Revenue Bonds, Series B, 3.504%, due 04/01/52	$93,000	$73,437
Minnesota—0.0%†
University of Minnesota, Revenue Bonds, 4.048%, due 04/01/52	78,000	68,701
New Jersey—0.1%
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue Bonds, Series B, 6.561%, due 12/15/40	105,000	117,181
New Jersey Turnpike Authority, Taxable Refunding, Revenue Bonds, Series B, 2.782%, due 01/01/40	25,000	19,107
		136,288
New York—0.1%
New York State Dormitory Authority, Personal Income Tax, Refunding,Revenue Bonds, Series C, 2.052%, due 03/15/30	120,000	105,852
Series C, 2.152%, due 03/15/31	165,000	142,951
		248,803
Texas—0.1%
City of Houston TX, GO Bonds, 3.961%, due 03/01/47	85,000	73,998
State of Texas, Public Finance Authority, Taxable Refunding, GO Bonds, Series B, 2.754%, due 10/01/41	50,000	37,594
		111,592
Total municipal bonds (cost—$1,042,313)		889,406
	Number of shares
Preferred stocks—0.6%
Capital markets—0.6%
Trinity Capital, Inc. (cost—$1,250,000)	50,000	1,256,000
	Face amount	Value
U.S. Treasury obligations—4.6%
U.S. Treasury Bonds 1.375% due 08/15/50	$5,125,000	$2,714,048
3.625% due 02/15/53	1,250,000	1,097,900
U.S. Treasury Notes, 4.125%, due 03/31/29	5,600,000	5,642,438
Total U.S. Treasury obligations (cost—$9,702,403)		9,454,386
	Number of shares
Common stocks—1.1%
Mortgage real estate investment—1.1%
Ellington Financial, Inc.,Series C2,4 (cost—$2,335,000)	93,400	2,286,432
Short-term investments—2.6%
Investment companies—1.4%
State Street Institutional U.S. Government Money Market Fund, 5.263%[8] (cost—$2,808,340)	2,808,340	2,808,340
	Face amount
Short-term U.S. treasury obligations—1.2%
U.S. Treasury Bills 5.149% due 01/23/25[8]	$1,300,000	1,268,971
5.338% due 10/10/24[8]	1,200,000	1,187,948
Total short-term U.S. treasury obligations (cost—$2,456,737)		2,456,919
Total Short-term investments (cost—$5,265,077)		5,265,259
	Number of shares
Investment of cash collateral from securities loaned—2.1%
Money market funds—2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.267%[8] (cost—$4,371,102)	4,371,102	4,371,102
Total investments (cost—$208,629,423)—102.1%		210,515,998
Liabilities in excess of other assets—(2.1)%		(4,335,729)
Net assets—100.0%		$206,180,269

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2024

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
U.S. Treasury futures buy contracts:
88	USD	U.S. Long Bond Futures	September 2024	$10,332,667	$10,628,750	$296,083
107	USD	U.S. Treasury Note 10 Year Futures	September 2024	11,699,219	11,963,938	264,719
16	USD	U.S. Treasury Note 2 Year Futures	September 2024	3,257,914	3,285,875	27,961
150	USD	Ultra U.S. Treasury Bond Futures	September 2024	18,678,915	19,195,312	516,397
240	USD	Ultra U.S. Treasury Note 10 Year Futures	September 2024	27,066,239	27,738,750	672,511
Total				$71,034,954	$72,812,625	$1,777,671
U.S. Treasury futures sell contracts:
200	USD	U.S. Treasury Note 5 Year Futures	September 2024	$(21,221,675)	$(21,578,125)	$(356,450)
Total				$(21,221,675)	$(21,578,125)	$(356,450)
Net unrealized appreciation (depreciation)						$1,421,221

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$48,760,543	$828,242	$49,588,785
Corporate bonds	—	89,906,699	—	89,906,699
Loan assignments	—	22,442,708	1,852,681	24,295,389
Mortgage-backed securities	—	23,202,540	—	23,202,540
Municipal bonds	—	889,406	—	889,406
U.S. Treasury obligations	—	9,454,386	—	9,454,386
Common stocks	2,286,432	—	—	2,286,432
Preferred stocks	1,256,000	—	—	1,256,000
Short-term investments	—	2,808,340	—	2,808,340
Short-term U.S. treasury obligations	—	2,456,919	—	2,456,919
Investment of cash collateral from securities loaned	—	4,371,102	—	4,371,102
Futures contracts	1,777,671	—	—	1,777,671
Total	$5,320,103	$204,292,643	$2,680,923	$212,293,669
Liabilities
Futures contracts	$(356,450)	$—	$—	$(356,450)
Total	$(356,450)	$—	$—	$(356,450)

At July 31, 2024, there were no transfers in or out of Level 3.

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2024

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio's investments that were valued using unobservable inputs for the year ended July 31, 2024:

	Asset-backed securities	Loan assignments	Total
Beginning balance	$2,457,423	$—	$2,457,423
Purchases	825,528	1,855,000	2,680,528
Sales	(1,700,000)	—	(1,700,000)
Accrued discounts/(premiums)	414	—	414
Total realized gain/(loss)	265	—	265
Net change in unrealized appreciation/depreciation	30,657	(2,319)	28,338
Transfers into Level 3	—	—	—
Transfers out of Level 3	(786,045)	—	(786,045)
Ending balance	$828,242	$1,852,681	$2,680,923

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2024 was $395.

Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period, the security utilized significant unobservable inputs.

Quantitative disclosure about significant unobservable inputs

Asset class	Fair value at July 31, 2024	Valuation technique	Unobservable input	Price range (weighted average)*
Asset-backed securities	$828,242	Broker quote	Single broker quote	$98.600
Loan assignments	1,852,681	Broker quote	Single broker quote	99.875

*  Weighted by relative fair value

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $105,378,343, represented 51.1% of the Portfolio's net assets at period end.

2  Floating or variable rate securities. The rates disclosed are as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

3  Security, or portion thereof, was on loan at the period end.

4  Perpetual investment. Date shown reflects the next call date.

5  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

6  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

7  Position is unsettled. Contract rate was not determined at July 31, 2024 and does not take effect until settlement.

8  Rate shown reflects yield at July 31, 2024.

See accompanying notes to financial statements

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]	Value
Asset-backed securities—16.6%
Accredited Mortgage Loan Trust, Series 2004-2, Class A1, 1 mo. USD Term SOFR + 0.404%, 6.044%, due 07/25/34[2]	260,850	$254,989
Adams Outdoor Advertising LP, Series 2023-1, Class A2, 6.967%, due 07/15/53[3]	980,000	1,027,890
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, 6.350%, due 10/15/47[3]	3,000,000	3,032,366
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class D, 6.315%, due 05/17/32[3]	233,942	235,629
Antares CLO Ltd., Series 2019-1A, Class BR, 3 mo. USD Term SOFR + 3.350%, 8.632%, due 01/20/36[2,3]	2,270,000	2,326,750
Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class C, 6.180%, due 10/20/27[3]	135,000	134,979
Series 2023-4A, Class A, 5.490%, due 06/20/29[3]	2,100,000	2,124,559
Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class D, 30 day USD SOFR Average + 2.750%, 8.097%, due 06/25/47[2,3,4]	17,743	17,933
Series 2024-EDU1, Class C,
30 day USD SOFR Average + 1.800%, 7.147%, due 06/25/47[2,3,4]	41,089	41,235
Beacon Container Finance II LLC, Series 2021-1A, Class A, 2.250%, due 10/22/46[3]	96,425	87,293
BHG Securitization Trust, Series 2022-C, Class B, 5.930%, due 10/17/35[3]	2,340,000	2,337,682
BPCRE Ltd., Series 2022-FL2, Class A, 1 mo. USD Term SOFR + 2.400%, 7.734%, due 01/16/37[2,3]	272,731	273,089
Business Jet Securities LLC, Series 2024-1A, Class B, 6.924%, due 05/15/39[3]	96,547	98,278
Series 2024-1A, Class A, 6.197%, due 05/15/39[3]	112,960	114,837
Capital Automotive REIT, Series 2024-2A, Class A2, 5.250%, due 05/15/54[3]	1,456,958	1,434,063
CARS-DB7 LP, Series 2023-1A, Class A2, 6.500%, due 09/15/53[3]	1,167,708	1,203,275
CHEC Loan Trust, Series 2004-2, Class M1, 1 mo. USD Term SOFR + 1.074%, 6.424%, due 06/25/34[2]	187,656	185,239
	Face amount[1]	Value
Asset-backed securities—(continued)
CLI Funding VIII LLC, Series 2023-1A, Class A, 6.310%, due 06/18/48[3]	1,155,186	$1,182,497
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, due 05/25/54[3,4]	2,360,000	2,440,534
Compass Datacenters Issuer II LLC, Series 2024-1A, Class B, 7.000%, due 02/25/49[3]	102,000	103,143
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class C, 8.450%, due 02/15/33[3]	3,050,000	3,170,207
CyrusOne Data Centers Issuer I LLC, Series 2023-1A, Class A2, 4.300%, due 04/20/48[3]	58,000	55,457
DataBank Issuer LLC, Series 2023-1A, Class A2, 5.116%, due 02/25/53[3]	1,285,000	1,248,020
Dell Equipment Finance Trust, Series 2024-1, Class C, 5.730%, due 03/22/30[3]	100,000	101,481
Delta Funding Home Equity Loan Trust, Series 1999-3, Class A1A, 1 mo. USD Term SOFR + 0.934%, 6.263%, due 09/15/29[2]	24,768	23,769
Edgeconnex Data Centers Issuer LLC, Series 2024-1, Class A2, 6.000%, due 07/27/54[3,4,5]	1,090,000	1,074,743
ELFI Graduate Loan Program LLC, Series 2024-A, Class A, 5.560%, due 08/25/49[3]	102,000	103,381
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D, 1 mo. USD Term SOFR + 0.594%, 5.944%, due 10/25/36[2]	963,828	630,294
Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, due 08/20/53[3]	139,000	141,503
Series 2024-1, Class B, 7.020%, due 06/20/54[3]	97,000	99,091
FS Rialto Issuer LLC, Series 2022-FL4, Class A, 30 day USD SOFR Average + 1.900%, 7.243%, due 01/19/39[2,3]	754,179	753,441
GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, due 12/17/29[3]	61,000	61,708
GoldenTree Loan Management U.S. CLO 4 Ltd., Series 2019-4A, Class ARR, 3 mo. USD Term SOFR + 1.150%, 6.433%, due 04/24/31[2,3]	444,508	445,059
Golub Capital Partners ABS Funding Ltd., Series 2022-1A, Class A2B, 6.580%, due 07/22/30[3]	2,580,000	2,509,903

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]	Value
Asset-backed securities—(continued)
Gracie Point International Funding LLC, Series 2024-1A, Class C, 90 day USD SOFR Average + 3.500%, 8.850%, due 03/01/28[2,3]	100,000	$100,556
Series 2024-1A, Class A,
90 day USD SOFR Average + 1.700%, 7.050%, due 03/01/28[2,3]	108,000	108,400
GSAMP Trust, Series 2006-HE4, Class A1, 1 mo. USD Term SOFR + 0.394%, 5.744%, due 06/25/36[2]	494,881	479,162
HGI CRE CLO Ltd., Series 2022-FL3, Class A, 30 day USD SOFR Average + 1.700%, 7.038%, due 04/20/37[2,3]	789,584	788,255
Hilton Grand Vacations Trust, Series 2022-1D, Class D, 6.790%, due 06/20/34[3]	54,283	52,647
Series 2022-2A, Class B, 4.740%, due 01/25/37[3]	55,781	55,150
Series 2022-2A, Class A, 4.300%, due 01/25/37[3]	64,706	63,574
Series 2024-1B, Class C, 6.620%, due 09/15/39[3]	58,165	59,762
Series 2024-1B, Class B, 5.990%, due 09/15/39[3]	24,928	25,485
Series 2024-2A, Class C, 5.990%, due 03/25/38[3]	126,422	128,439
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.820%, due 04/20/32[3]	114,000	115,447
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, due 05/20/32[3]	239,011	240,842
JP Morgan Mortgage Trust, Series 2023-HE3, Class M1, 30 day USD SOFR Average + 2.100%, 7.445%, due 05/25/54[2,3]	95,000	95,773
Series 2024-HE1, Class M2,
30 day USD SOFR Average + 2.400%, 7.744%, due 08/25/54[2,3]	36,000	36,207
Series 2024-HE1, Class M1,
30 day USD SOFR Average + 2.000%, 7.344%, due 08/25/54[2,3]	47,000	47,270
KREF Ltd., Series 2022-FL3, Class A,
1 mo. USD Term SOFR + 1.450%, 6.791%, due 02/17/39[2,3]	600,000	597,035
Kubota Credit Owner Trust, Series 2024-2A, Class A4, 5.190%, due 05/15/30[3]	108,000	109,417
LoanCore Issuer Ltd., Series 2021-CRE6, Class A, 1 mo. USD Term SOFR + 1.414%, 6.743%, due 11/15/38[2,3]	392,057	389,760
	Face amount[1]	Value
Asset-backed securities—(continued)
M360 Ltd., Series 2021-CRE3, Class A, 1 mo. USD Term SOFR + 1.614%, 6.960%, due 11/22/38[2,3]	429,240	$426,436
Mariner Finance Issuance Trust, Series 2022-AA, Class B, 7.200%, due 10/20/37[3]	2,431,000	2,465,090
MCF CLO 10 Ltd., Series 2023-1A, Class C, 3 mo. USD Term SOFR + 4.200%, 9.501%, due 04/15/35[2,3]	820,000	828,671
MetroNet Infrastructure Issuer LLC, Series 2022-1A, Class A2, 6.350%, due 10/20/52[3]	173,643	177,286
MF1 Ltd., Series 2022-FL8, Class A, 1 mo. USD Term SOFR + 1.350%, 6.691%, due 02/19/37[2,3]	581,198	575,283
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE1, Class M2, 1 mo. USD Term SOFR + 0.819%, 6.169%, due 12/25/34[2]	124,430	117,427
MVW LLC, Series 2022-1A, Class B, 4.400%, due 11/21/39[3]	97,184	95,302
Series 2023-2A, Class C, 7.060%, due 11/20/40[3]	88,122	90,283
Series 2024-1A, Class B, 5.510%, due 02/20/43[3]	95,916	97,052
Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.940%, due 07/15/69[3]	43,057	38,009
Series 2021-EA, Class A, 0.970%, due 12/16/69[3]	216,881	188,956
Series 2021-FA, Class A, 1.110%, due 02/18/70[3]	462,284	399,684
Series 2021-GA, Class A, 1.580%, due 04/15/70[3]	172,982	152,566
Series 2024-A, Class A, 5.660%, due 10/15/72[3]	235,234	239,474
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, due 10/20/61[3]	1,500,000	1,358,182
NextGear Floorplan Master Owner Trust, Series 2023-1A, Class A2, 5.740%, due 03/15/28[3]	2,250,000	2,269,482
NFAS2 LLC, Series 2022-1, Class B, 7.590%, due 09/15/28[3]	1,460,000	1,444,289
NMEF Funding LLC, Series 2022-B, Class A2, 6.070%, due 06/15/29[3]	1,455,761	1,460,216
OnDeck Asset Securitization Trust IV LLC, Series 2024-1A, Class A, 6.270%, due 06/17/31[3]	1,410,000	1,435,251

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]	Value
Asset-backed securities—(continued)
OneMain Financial Issuance Trust, Series 2022-2A, Class A, 4.890%, due 10/14/34[3]	288,000	$286,486
Series 2022-3A, Class A, 5.940%, due 05/15/34[3]	2,120,000	2,133,078
Oportun Issuance Trust, Series 2022-3, Class B, 8.533%, due 01/08/30[3]	1,684,063	1,688,692
Oxford Finance Funding Trust, Series 2023-1A, Class B, 7.879%, due 02/15/31[3]	2,560,000	2,507,494
Pagaya AI Debt Trust, Series 2024-3, Class A, 6.258%, due 10/15/31[3]	428,934	430,239
Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.080%, due 02/15/28[3]	179,000	169,188
Series 2021-1A, Class C, 1.530%, due 02/15/28[3]	121,000	117,952
Regional Management Issuance Trust, Series 2022-2B, Class B, 8.510%, due 11/17/32[3]	3,140,000	3,181,795
Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, due 08/20/32[3]	1,920,000	1,933,485
Residential Asset Securities Corporation Trust, Series 2005-KS11, Class M2, 1 mo. USD Term SOFR + 0.744%, 6.094%, due 12/25/35[2]	28,462	28,405
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.000%, due 09/15/48[3]	1,790,000	1,749,925
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.690%, due 03/17/31	3,000,000	3,070,282
Series 2024-1, Class C, 5.450%, due 03/15/30	50,000	50,379
Saxon Asset Securities Trust, Series 2004-1, Class M1, 1 mo. USD Term SOFR + 0.909%, 2.003%, due 03/25/35[2]	54,313	48,744
Series 2006-1, Class M1, 1 mo. USD Term SOFR + 0.579%, 5.929%, due 03/25/36[2]	695,544	663,068
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.510%, due 01/20/32[3]	68,000	68,915
Series 2024-1A, Class A2, 5.350%, due 06/21/27[3]	401,943	401,578
Sierra Timeshare Receivables Funding LLC, Series 2021-2A, Class C, 1.950%, due 09/20/38[3]	49,842	47,065
Series 2021-2A, Class B, 1.800%, due 09/20/38[3]	21,120	20,058
Series 2022-2A, Class B, 5.040%, due 06/20/40[3]	93,466	92,232
	Face amount[1]	Value
Asset-backed securities—(continued)
Series 2023-2A, Class C, 7.300%, due 04/20/40[3]	75,047	$76,952
Series 2023-3A, Class C, 7.120%, due 09/20/40[3]	87,326	89,088
Series 2024-1A, Class C, 5.940%, due 01/20/43[3]	89,962	91,171
Series 2024-2A, Class C, 5.830%, due 06/20/41[3]	117,000	117,503
SoFi Professional Loan Program LLC, Series 2019-C, Class BFX, 3.050%, due 11/16/48[3]	158,000	136,695
Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.430%, due 12/22/31[3,4]	171,000	172,803
Stack Infrastructure Issuer LLC, Series 2023-1A, Class A2, 5.900%, due 03/25/48[3]	950,000	959,037
Series 2023-3A, Class A2, 5.900%, due 10/25/48[3]	124,000	125,435
Store Master Funding I-VII XIV XIX XX, Series 2021-1A, Class A1, 2.120%, due 06/20/51[3]	1,348,879	1,193,750
Structured Asset Securities Corp., Series 2005-WF1, Class M1, 1 mo. USD Term SOFR + 0.774%, 6.124%, due 02/25/35[2]	4,468	4,663
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2001-SB1, Class A2, 3.375%, due 08/25/31	18,231	18,146
Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, due 07/30/54[3]	100,000	102,359
TAL Advantage VII LLC, Series 2020-1A, Class A, 2.050%, due 09/20/45[3]	59,750	55,190
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.000%, due 06/25/53[3]	1,020,000	1,014,893
TIF Funding III LLC, Series 2024-1A, Class C, 6.310%, due 04/20/49[3]	97,500	98,840
Series 2024-1A, Class B, 5.580%, due 04/20/49[3]	106,275	107,285
Towd Point Mortgage Trust, Series 2024-CES1, Class A1B, 6.049%, due 01/25/64[2,3]	91,248	91,236
Series 2024-CES1, Class A1A, 5.848%, due 01/25/64[2,3]	132,310	132,468
Series 2024-CES2, Class A1A, 6.125%, due 02/25/64[2,3,4]	210,947	212,966
Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, due 11/15/27[3]	200,000	200,774
U.S. Bank NA, Series 2023-1, Class B, 6.789%, due 08/25/32[3]	176,245	177,820

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]	Value
Asset-backed securities—(concluded)
U.S. Small Business Administration, Series 2005-20H, Class 1, 5.110%, due 08/01/25	19,631	$19,512
Series 2007-20D, Class 1, 5.320%, due 04/01/27	100,580	99,107
Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2, 6.316%, due 03/16/48[3]	1,370,000	1,390,751
VMC Finance LLC, Series 2022-FL5, Class A, 30 day USD SOFR Average + 1.900%, 7.242%, due 02/18/39[2,3]	737,120	735,098
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, due 10/15/48[3]	720,940	763,720
Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.810%, due 04/20/54[3]	155,000	160,629
Total asset-backed securities (cost—$72,210,346)		73,463,388
Corporate bonds—46.6%
Aerospace & defense—0.6%
Boeing Co. 2.700%, due 02/01/27	100,000	93,613
2.750%, due 02/01/26	300,000	287,855
3.450%, due 11/01/28	200,000	184,790
5.805%, due 05/01/50	405,000	377,403
5.930%, due 05/01/60	100,000	91,974
L3Harris Technologies, Inc. 5.400%, due 07/31/33	110,000	112,013
Rolls-Royce PLC 5.750%, due 10/15/27[3]	200,000	202,361
RTX Corp. 5.750%, due 11/08/26	100,000	102,097
TransDigm, Inc. 6.375%, due 03/01/29[3]	55,000	56,023
6.625%, due 03/01/32[3]	30,000	30,685
6.750%, due 08/15/28[3]	460,000	468,842
6.875%, due 12/15/30[3]	435,000	447,337
		2,454,993
Agriculture—0.4%
BAT Capital Corp. 6.343%, due 08/02/30	200,000	212,880
Cargill, Inc. 5.125%, due 10/11/32[3]	1,085,000	1,104,099
Imperial Brands Finance PLC 3.500%, due 07/26/26[3]	200,000	193,907
5.875%, due 07/01/34[3]	200,000	200,622
		1,711,508
Airlines—0.4%
American Airlines Pass-Through Trust Series 2016-2, Class AA, 3.200%, due 06/15/28	195,600	184,009
	Face amount[1]		Value
Corporate bonds—(continued)
Airlines—(concluded)
Series 2015-2, Class AA, 3.600%, due 09/22/27		186,303	$178,757
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.000%, due 10/29/24		95,572	95,261
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd. 11.000%, due 04/15/29[3]		1,126,125	1,073,760
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.950%, due 05/15/28		237,817	215,800
Spirit Airlines Pass-Through Trust Series 2015-1A, 4.100%, due 04/01/28		53,909	50,199
			1,797,786
Apparel—0.0%†
Birkenstock Financing SARL 5.250%, due 04/30/29[6]	EUR	100,000	109,091
Tapestry, Inc. 7.700%, due 11/27/30		100,000	105,882
			214,973
Auto manufacturers—0.7%
American Honda Finance Corp. Secured Overnight Financing Rate Index + 0.670%, 6.038%, due 01/10/25[2]		200,000	200,379
Daimler Truck Finance North America LLC 2.000%, due 12/14/26[3]		200,000	187,444
Ford Motor Credit Co. LLC 3.375%, due 11/13/25		200,000	195,010
5.800%, due 03/05/27		200,000	201,903
Hyundai Capital America 5.250%, due 01/08/27[3]		200,000	201,228
5.875%, due 04/07/25[3]		200,000	200,587
5.950%, due 09/21/26[3]		100,000	101,761
Jaguar Land Rover Automotive PLC 4.500%, due 07/15/28[6]	EUR	100,000	108,212
Nissan Motor Acceptance Co. LLC 2.000%, due 03/09/26[3]		100,000	94,365
2.750%, due 03/09/28[3]		200,000	180,997
Nissan Motor Co. Ltd. 3.522%, due 09/17/25[3]		200,000	195,261
4.810%, due 09/17/30[3]		200,000	188,403
Volkswagen Bank GmbH 2.500%, due 07/31/26[6]	EUR	700,000	744,036
Volkswagen Group of America Finance LLC 2.850%, due 09/26/24[3]		200,000	199,125
			2,998,711
Auto parts & equipment—0.1%
Adient Global Holdings Ltd. 8.250%, due 04/15/31[3,7]		85,000	89,367

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Auto parts & equipment—(concluded)
IHO Verwaltungs GmbH 4.625% PIK, 3.875%, due 05/15/27[6,8]	EUR	100,000	$105,925
ZF Europe Finance BV 3.000%, due 10/23/29[6]		200,000	198,909
			394,201
Banks—13.6%
ABN AMRO Bank NV (fixed, converts to FRN on 10/13/25), 6.575%, due 10/13/26[2,3]		200,000	202,790
ASB Bank Ltd. (fixed, converts to FRN on 06/17/27), 5.284%, due 06/17/32[2,3]		1,700,000	1,691,183
5.398%, due 11/29/27[3]		1,680,000	1,710,969
Australia & New Zealand Banking Group Ltd. 5.671%, due 10/03/25		250,000	252,388
Banco Santander SA 4.379%, due 04/12/28		200,000	195,561
5.147%, due 08/18/25		200,000	199,415
Bangkok Bank PCL 5.650%, due 07/05/34[3]		25,000	25,731
Bank of America Corp. (fixed, converts to FRN on 02/13/30), 2.496%, due 02/13/31[2]		290,000	256,051
(fixed, converts to FRN on 04/29/30), 2.592%, due 04/29/31[2]		200,000	176,748
(fixed, converts to FRN on 02/04/32), 2.972%, due 02/04/33[2]		270,000	234,091
(fixed, converts to FRN on 04/24/27), 3.705%, due 04/24/28[2]		100,000	96,963
(fixed, converts to FRN on 01/20/27), 3.824%, due 01/20/28[2]		200,000	194,901
Series MM, (fixed, converts to FRN on 01/28/25), 4.300%, due 01/28/25[2,9]		20,000	19,699
Series RR, (fixed, converts to FRN on 01/27/27), 4.375%, due 01/27/27[2,7,9]		200,000	188,892
(fixed, converts to FRN on 04/27/27), 4.376%, due 04/27/28[2]		250,000	246,876
(fixed, converts to FRN on 07/22/27), 4.948%, due 07/22/28[2]		225,000	225,614
(fixed, converts to FRN on 01/20/26), 5.080%, due 01/20/27[2]		200,000	200,122
(fixed, converts to FRN on 01/23/34), 5.468%, due 01/23/35[2]		130,000	132,930
(fixed, converts to FRN on 09/15/28), 5.819%, due 09/15/29[2]		200,000	207,090
Series AA, (fixed, converts to FRN on 03/17/25), 6.100%, due 03/17/25[2,9]		140,000	139,576
Series X, (fixed, converts to FRN on 09/05/24), 6.250%, due 09/05/24[2,9]		47,000	46,957
	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Bank of Montreal 5.300%, due 06/05/26	105,000	$105,991
Bank of New York Mellon Corp. (fixed, converts to FRN on 02/07/27), 3.442%, due 02/07/28[2]	1,760,000	1,704,494
Series I, (fixed, converts to FRN on 12/20/26), 3.750%, due 12/20/26[2,9]	170,000	156,872
(fixed, converts to FRN on 03/14/29), 4.975%, due 03/14/30[2]	200,000	202,329
Bank of New Zealand 4.846%, due 02/07/28[3]	1,390,000	1,398,420
Bank of Nova Scotia 5.350%, due 12/07/26	170,000	172,039
Banque Federative du Credit Mutuel SA 4.753%, due 07/13/27[3]	200,000	199,549
5.896%, due 07/13/26[3]	200,000	203,737
Barclays PLC 4.836%, due 05/09/28	535,000	526,055
(fixed, converts to FRN on 05/16/28), 4.972%, due 05/16/29[2]	200,000	199,354
(fixed, converts to FRN on 11/02/32), 7.437%, due 11/02/33[2]	400,000	451,599
(fixed, converts to FRN on 09/15/29), 8.000%, due 03/15/29[2,9]	200,000	205,410
BNP Paribas SA 3.375%, due 01/09/25[3]	200,000	198,015
(fixed, converts to FRN on 01/12/27), 4.625%, due 01/12/27[2,3,9]	200,000	183,966
(fixed, converts to FRN on 05/20/29), 5.497%, due 05/20/30[2,3]	200,000	202,810
BPCE SA (fixed, converts to FRN on 10/19/28), 6.714%, due 10/19/29[2,3]	250,000	262,940
CaixaBank SA (fixed, converts to FRN on 03/15/29), 5.673%, due 03/15/30[2,3]	200,000	203,795
Citibank NA 5.864%, due 09/29/25	100,000	100,960
Citigroup, Inc. Series X, (fixed, converts to FRN on 02/18/26), 3.875%, due 02/18/26[2,9]	128,000	121,311
(fixed, converts to FRN on 01/10/27), 3.887%, due 01/10/28[2]	660,000	643,953
Series V, (fixed, converts to FRN on 01/30/25), 4.700%, due 01/30/25[2,9]	22,000	21,714
Series U, (fixed, converts to FRN on 09/12/24), 5.000%, due 09/12/24[2,9]	39,000	38,891
Citizens Financial Group, Inc. Series B, 3 mo. USD Term SOFR + 3.265%, 8.579%, due 10/06/24[2,9]	60,000	59,526

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Series C,
3 mo. USD Term SOFR + 3.419%, 8.733%, due 10/06/24[2,9]	80,000	$79,376
Comerica Bank 4.000%, due 07/27/25	1,020,000	1,003,413
(fixed, converts to FRN on 08/25/32), 5.332%, due 08/25/33[2]	1,690,000	1,547,975
Danske Bank AS (fixed, converts to FRN on 03/01/29), 5.705%, due 03/01/30[2,3]	200,000	204,532
Deutsche Bank AG (fixed, converts to FRN on 11/26/24), 3.961%, due 11/26/25[2]	200,000	198,845
(fixed, converts to FRN on 02/08/27), 5.706%, due 02/08/28[2]	200,000	201,996
(fixed, converts to FRN on 11/20/28), 6.819%, due 11/20/29[2]	200,000	211,567
Fifth Third Bancorp (fixed, converts to FRN on 11/01/26), 1.707%, due 11/01/27[2]	40,000	37,184
(fixed, converts to FRN on 04/25/32), 4.337%, due 04/25/33[2]	105,000	97,816
(fixed, converts to FRN on 07/28/29), 4.772%, due 07/28/30[2]	35,000	34,394
(fixed, converts to FRN on 10/27/27), 6.361%, due 10/27/28[2]	2,430,000	2,517,211
Series H, 3 mo. USD Term SOFR + 3.295%, 8.626%, due 09/03/24[2,9]	115,000	113,979
Goldman Sachs Bank USA Secured Overnight Financing Rate + 0.750%, 6.116%, due 05/21/27[2]	250,000	250,101
Secured Overnight Financing Rate + 0.770%, 6.138%, due 03/18/27[2]	200,000	199,989
Goldman Sachs Group, Inc. (fixed, converts to FRN on 10/21/26), 1.948%, due 10/21/27[2]	100,000	93,578
(fixed, converts to FRN on 04/22/31), 2.615%, due 04/22/32[2]	400,000	343,626
(fixed, converts to FRN on 09/29/24), 3.272%, due 09/29/25[2]	200,000	199,198
3.500%, due 04/01/25	100,000	98,751
Series U, (fixed, converts to FRN on 08/10/26), 3.650%, due 08/10/26[2,7,9]	45,000	41,579
Series T, (fixed, converts to FRN on 05/10/26), 3.800%, due 05/10/26[2,7,9]	20,000	18,780
Series V, (fixed, converts to FRN on 11/10/26), 4.125%, due 11/10/26[2,9]	50,000	46,811
(fixed, converts to FRN on 08/23/27), 4.482%, due 08/23/28[2]	265,000	261,829
3 mo. USD Term SOFR + 2.012%, 7.275%, due 10/28/27[2]	200,000	205,452
	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Series X,
(fixed, converts to FRN on 05/10/29), 7.500%, due 05/10/29[2,9]	125,000	$128,833
Grupo Aval Ltd. 4.375%, due 02/04/30[3]	70,000	59,522
HSBC Holdings PLC (fixed, converts to FRN on 06/04/30), 2.848%, due 06/04/31[2]	2,000,000	1,772,865
(fixed, converts to FRN on 09/09/31), 4.700%, due 03/09/31[2,9]	200,000	172,724
(fixed, converts to FRN on 08/11/32), 5.402%, due 08/11/33[2]	200,000	201,901
(fixed, converts to FRN on 03/09/33), 6.254%, due 03/09/34[2]	600,000	638,612
(fixed, converts to FRN on 11/03/27), 7.390%, due 11/03/28[2]	1,205,000	1,289,503
Huntington Bancshares, Inc. (fixed, converts to FRN on 08/04/27), 4.443%, due 08/04/28[2]	830,000	816,420
Series G, (fixed, converts to FRN on 10/15/27), 4.450%, due 10/15/27[2,9]	50,000	46,001
Series F, (fixed, converts to FRN on 07/15/30), 5.625%, due 07/15/30[2,7,9]	19,000	18,199
(fixed, converts to FRN on 02/02/34), 5.709%, due 02/02/35[2]	85,000	85,932
Series E, 3 mo. USD Term SOFR + 3.142%, 8.443%, due 10/15/24[2,9]	124,000	121,711
Huntington National Bank 5.650%, due 01/10/30	1,645,000	1,683,731
ING Groep NV (fixed, converts to FRN on 03/28/25), 3.869%, due 03/28/26[2]	1,800,000	1,782,356
(fixed, converts to FRN on 11/16/27), 3.875%, due 05/16/27[2,7,9]	227,000	195,532
(fixed, converts to FRN on 03/19/29), 5.335%, due 03/19/30[2]	200,000	202,800
(fixed, converts to FRN on 11/16/26), 5.750%, due 11/16/26[2,9]	200,000	193,863
Secured Overnight Financing Rate + 1.560%, 6.928%, due 09/11/27[2]	200,000	202,950
Intesa Sanpaolo SpA Series XR, 4.000%, due 09/23/29[3]	200,000	188,434
7.200%, due 11/28/33[3]	200,000	220,284
JPMorgan Chase & Co. (fixed, converts to FRN on 09/22/26), 1.470%, due 09/22/27[2]	200,000	186,162
(fixed, converts to FRN on 06/01/27), 2.182%, due 06/01/28[2]	250,000	232,650
(fixed, converts to FRN on 02/24/27), 2.947%, due 02/24/28[2]	200,000	190,861
(fixed, converts to FRN on 04/22/51), 3.328%, due 04/22/52[2]	105,000	76,287

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 01/23/28), 3.509%, due 01/23/29[2]		200,000	$191,934
(fixed, converts to FRN on 01/29/26), 3.960%, due 01/29/27[2]		100,000	98,472
Series HH, (fixed, converts to FRN on 02/01/25), 4.600%, due 02/01/25[2,9]		16,000	15,880
Series FFF, (fixed, converts to FRN on 08/01/24), 5.000%, due 08/01/24[2,9]		45,000	45,000
(fixed, converts to FRN on 07/24/28), 5.299%, due 07/24/29[2]		200,000	203,558
(fixed, converts to FRN on 10/22/26), 6.070%, due 10/22/27[2]		200,000	205,193
Series CC, 3 mo. USD Term SOFR + 2.842%, 8.089%, due 11/01/24[2,9]		45,000	45,333
KeyBank NA,[7] 5.850%, due 11/15/27		1,435,000	1,454,098
Lloyds Bank PLC 7.500%, due 04/02/32[2,6]		800,000	531,886
Lloyds Banking Group PLC (fixed, converts to FRN on 03/18/27), 3.750%, due 03/18/28[2]		1,785,000	1,732,356
(fixed, converts to FRN on 01/05/34), 5.679%, due 01/05/35[2]		200,000	204,849
(fixed, converts to FRN on 11/15/32), 7.953%, due 11/15/33[2]		810,000	927,132
(fixed, converts to FRN on 03/27/30), 8.000%, due 09/27/29[2,7,9]		200,000	207,664
M&T Bank Corp. Series I, (fixed, converts to FRN on 09/01/26), 3.500%, due 09/01/26[2,9]		190,000	163,792
Series G, (fixed, converts to FRN on 08/01/24), 5.000%, due 02/01/25[2,9]		56,000	55,553
(fixed, converts to FRN on 03/13/31), 6.082%, due 03/13/32[2,7]		45,000	46,172
Mitsubishi UFJ Financial Group, Inc. 2.193%, due 02/25/25		200,000	196,444
Mizuho Financial Group, Inc. (fixed, converts to FRN on 05/22/29), 3.261%, due 05/22/30[2]		200,000	185,541
(fixed, converts to FRN on 07/10/29), 5.382%, due 07/10/30[2,7]		200,000	203,753
Morgan Stanley 3.591%, due 07/22/28[2]		300,000	288,560
(fixed, converts to FRN on 03/21/29), 3.790%, due 03/21/30[2]	EUR	100,000	109,802
(fixed, converts to FRN on 02/01/28), 5.123%, due 02/01/29[2]		200,000	201,878
(fixed, converts to FRN on 07/20/28), 5.449%, due 07/20/29[2]		200,000	204,213
(fixed, converts to FRN on 01/18/34), 5.466%, due 01/18/35[2]		45,000	45,795
	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 04/19/34), 5.831%, due 04/19/35[2]	70,000	$73,136
(fixed, converts to FRN on 01/19/33), 5.948%, due 01/19/38[2]	90,000	91,938
(fixed, converts to FRN on 10/18/32), 6.342%, due 10/18/33[2]	1,380,000	1,493,786
Morgan Stanley Bank NA (fixed, converts to FRN on 05/26/27), 5.504%, due 05/26/28[2]	250,000	254,473
Secured Overnight Financing Rate + 1.080%, 6.448%, due 01/14/28[2]	250,000	251,779
NatWest Group PLC (fixed, converts to FRN on 11/28/30), 3.032%, due 11/28/35[2]	550,000	476,498
(fixed, converts to FRN on 05/22/27), 3.073%, due 05/22/28[2]	200,000	190,102
(fixed, converts to FRN on 03/02/33), 6.016%, due 03/02/34[2]	200,000	210,822
(fixed, converts to FRN on 11/10/25), 7.472%, due 11/10/26[2]	1,370,000	1,406,014
Nordea Bank Abp 1.500%, due 09/30/26[3]	200,000	186,145
PNC Financial Services Group, Inc. Series T, (fixed, converts to FRN on 09/15/26), 3.400%, due 09/15/26[2,9]	304,000	271,801
Series S, (fixed, converts to FRN on 11/01/26), 5.000%, due 11/01/26[2,9]	22,000	21,054
Series W, (fixed, converts to FRN on 03/15/30), 6.250%, due 03/15/30[2,7,9]	75,000	73,113
(fixed, converts to FRN on 10/20/33), 6.875%, due 10/20/34[2]	85,000	94,598
Royal Bank of Canada 4.950%, due 04/25/25	140,000	139,731
Santander Holdings USA, Inc. (fixed, converts to FRN on 01/06/27), 2.490%, due 01/06/28[2]	1,200,000	1,118,396
(fixed, converts to FRN on 09/09/25), 5.807%, due 09/09/26[2]	1,140,000	1,146,941
(fixed, converts to FRN on 03/09/28), 6.499%, due 03/09/29[2]	1,145,000	1,182,315
Santander U.K. Group Holdings PLC (fixed, converts to FRN on 01/10/28), 6.534%, due 01/10/29[2]	100,000	104,005
(fixed, converts to FRN on 11/21/25), 6.833%, due 11/21/26[2]	400,000	407,285
Skandinaviska Enskilda Banken AB (fixed, converts to FRN on 05/13/25), 5.125%, due 05/13/25[2,6,9]	200,000	197,145
5.375%, due 03/05/29[3]	885,000	903,144
Societe Generale SA (fixed, converts to FRN on 01/10/33), 6.691%, due 01/10/34[2,3]	300,000	317,963

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Standard Chartered PLC
(fixed, converts to FRN on 07/06/26), 6.187%, due 07/06/27[2,3]	100,000	$101,635
State Street Corp. (fixed, converts to FRN on 02/06/25), 1.746%, due 02/06/26[2]	115,000	112,883
(fixed, converts to FRN on 03/30/25), 2.901%, due 03/30/26[2]	80,000	78,634
(fixed, converts to FRN on 11/04/27), 5.820%, due 11/04/28[2]	740,000	766,016
Sumitomo Mitsui Financial Group, Inc. 1.902%, due 09/17/28	200,000	178,597
2.632%, due 07/14/26	145,000	138,898
3.010%, due 10/19/26	50,000	48,064
5.316%, due 07/09/29	200,000	204,283
Svenska Handelsbanken AB 5.250%, due 06/15/26[3]	250,000	252,474
Toronto-Dominion Bank 3.766%, due 06/06/25	100,000	98,874
5.532%, due 07/17/26	85,000	86,035
Truist Financial Corp. (fixed, converts to FRN on 06/06/27), 4.123%, due 06/06/28[2]	1,720,000	1,679,377
Series N, (fixed, converts to FRN on 09/01/24), 4.800%, due 09/01/24[2,9]	110,000	108,351
Series Q, (fixed, converts to FRN on 09/01/30), 5.100%, due 03/01/30[2,9]	15,000	14,010
(fixed, converts to FRN on 01/26/33), 5.122%, due 01/26/34[2]	200,000	196,198
(fixed, converts to FRN on 06/08/33), 5.867%, due 06/08/34[2]	170,000	175,426
(fixed, converts to FRN on 10/28/32), 6.123%, due 10/28/33[2]	770,000	806,564
Series L, 3 mo. USD Term SOFR + 3.364%, 8.703%, due 12/15/24[2,7,9]	73,000	73,292
U.S. Bancorp Series N, (fixed, converts to FRN on 01/15/27), 3.700%, due 01/15/27[2,7,9]	310,000	280,464
(fixed, converts to FRN on 02/01/33), 4.839%, due 02/01/34[2]	200,000	193,941
Wells Fargo & Co. (fixed, converts to FRN on 10/30/24), 2.406%, due 10/30/25[2]	400,000	396,896
(fixed, converts to FRN on 02/11/30), 2.572%, due 02/11/31[2]	470,000	416,399
(fixed, converts to FRN on 06/17/26), 3.196%, due 06/17/27[2]	200,000	193,554
(fixed, converts to FRN on 03/02/32), 3.350%, due 03/02/33[2]	1,915,000	1,698,312
	Face amount[1]		Value
Corporate bonds—(continued)
Banks—(concluded)
Series BB,
(fixed, converts to FRN on 03/15/26), 3.900%, due 03/15/26[2,9]		60,000	$57,554
(fixed, converts to FRN on 07/25/28), 5.574%, due 07/25/29[2]		200,000	204,801
(fixed, converts to FRN on 10/23/33), 6.491%, due 10/23/34[2]		130,000	141,647
(fixed, converts to FRN on 09/15/28), 7.625%, due 09/15/28[2,7,9]		50,000	53,184
Wells Fargo Bank NA 5.450%, due 08/07/26		100,000	101,342
5.550%, due 08/01/25		100,000	100,530
Westpac Banking Corp. (fixed, converts to FRN on 11/18/31), 3.020%, due 11/18/36[2]		240,000	202,446
5.512%, due 11/17/25		145,000	146,378
			60,408,493
Beverages—0.2%
Constellation Brands, Inc. 4.800%, due 01/15/29		100,000	100,236
JDE Peet's NV 4.500%, due 01/23/34[6]	EUR	200,000	224,835
Molson Coors Beverage Co. 4.200%, due 07/15/46		300,000	247,232
Suntory Holdings Ltd. 2.250%, due 10/16/24[3]		200,000	198,553
			770,856
Biotechnology—0.1%
Amgen, Inc. 5.750%, due 03/02/63		240,000	241,617
Regeneron Pharmaceuticals, Inc. 1.750%, due 09/15/30		300,000	253,574
			495,191
Building Materials—0.0%†
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.625%, due 12/15/30[3]		200,000	203,755
Chemicals—0.1%
International Flavors & Fragrances, Inc. 2.300%, due 11/01/30[3]		200,000	170,775
Olympus Water U.S. Holding Corp. 4.250%, due 10/01/28[3,7]		65,000	59,934
9.750%, due 11/15/28[3]		165,000	175,340
			406,049
Commercial services—0.7%
Ashtead Capital, Inc. 5.500%, due 08/11/32[3]		1,700,000	1,699,016
Block, Inc. 6.500%, due 05/15/32[3]		200,000	203,240
Boost Newco Borrower LLC 7.500%, due 01/15/31[3]		195,000	205,388

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(concluded)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.500%, due 01/15/31[6]	GBP	100,000	$138,357
CoStar Group, Inc. 2.800%, due 07/15/30[3]		200,000	174,148
Duke University Series 2020, 2.682%, due 10/01/44		300,000	222,879
Emory University Series 2020, 2.143%, due 09/01/30		200,000	175,020
HealthEquity, Inc. 4.500%, due 10/01/29[3]		225,000	211,941
Verisure Midholding AB 5.250%, due 02/15/29[6]	EUR	100,000	107,013
Worldline SA 4.125%, due 09/12/28[6]		100,000	108,941
			3,245,943
Computers—0.0%†
Dell International LLC/EMC Corp. 5.850%, due 07/15/25		200,000	200,805
Diversified financial services—2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.450%, due 04/03/26		200,000	197,956
5.100%, due 01/19/29		50,000	50,315
Ally Financial, Inc. 2.200%, due 11/02/28		200,000	177,235
Series C, (fixed, converts to FRN on 05/15/28), 4.700%, due 05/15/28[2,9]		104,000	86,313
(fixed, converts to FRN on 01/03/29), 6.848%, due 01/03/30[2]		1,285,000	1,343,334
American Express Co. Series D, (fixed, converts to FRN on 09/15/26), 3.550%, due 09/15/26[2,9]		140,000	130,721
(fixed, converts to FRN on 04/23/26), 5.645%, due 04/23/27[2]		200,000	202,271
(fixed, converts to FRN on 10/30/25), 6.338%, due 10/30/26[2]		200,000	202,927
Aviation Capital Group LLC 5.375%, due 07/15/29[3]		200,000	200,811
6.250%, due 04/15/28[3]		200,000	206,711
Avolon Holdings Funding Ltd. 5.750%, due 03/01/29[3]		200,000	203,004
Bread Financial Holdings, Inc. 9.750%, due 03/15/29[3]		1,805,000	1,935,271
Brightsphere Investment Group, Inc. 4.800%, due 07/27/26		755,000	731,655
Capital One Financial Corp. Series M, (fixed, converts to FRN on 09/01/26), 3.950%, due 09/01/26[2,7,9]		385,000	355,335
	Face amount[1]	Value
Corporate bonds—(continued)
Diversified financial services—(concluded)
(fixed, converts to FRN on 05/10/27), 4.927%, due 05/10/28[2]	1,700,000	$1,694,703
(fixed, converts to FRN on 02/01/29), 5.700%, due 02/01/30[2]	125,000	127,543
(fixed, converts to FRN on 06/08/33), 6.377%, due 06/08/34[2]	45,000	47,203
Charles Schwab Corp. Series I, (fixed, converts to FRN on 06/01/26), 4.000%, due 06/01/26[2,9]	132,000	123,267
Series H, (fixed, converts to FRN on 12/01/30), 4.000%, due 12/01/30[2,9]	256,000	216,127
Series K,
(fixed, converts to FRN on 06/01/27), 5.000%, due 06/01/27[2,7,9]	55,000	51,877
Series G,
(fixed, converts to FRN on 06/01/25), 5.375%, due 06/01/25[2,9]	15,000	14,824
Lazard Group LLC 4.375%, due 03/11/29	100,000	97,271
LeasePlan Corp. NV 2.875%, due 10/24/24[3]	200,000	198,615
Lehman Brothers Holdings, Inc. 0.000%, due 12/30/13	1,900,000	950
1.000%, due 01/24/13[10]	4,500,000	2,250
1.000%, due 12/30/49	900,000	450
Navient Corp. Series A, 5.625%, due 01/25/25	100,000	98,846
Nomura Holdings, Inc. Secured Overnight Financing Rate + 1.250%, 6.619%, due 07/02/27[2]	200,000	201,457
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.375%, due 02/01/27[3]	1,660,000	1,620,502
		10,519,744
Electric—6.1%
Adani Electricity Mumbai Ltd. 3.949%, due 02/12/30[3]	262,000	229,446
AES Corp. 2.450%, due 01/15/31	200,000	172,681
Alexander Funding Trust II 7.467%, due 07/31/28[3]	1,475,000	1,577,996
Algonquin Power & Utilities Corp. 5.365%, due 06/15/26	200,000	200,488
Alliant Energy Finance LLC 5.950%, due 03/30/29[3]	100,000	104,131
Ameren Corp. 5.000%, due 01/15/29	200,000	201,209
American Electric Power Co., Inc. 5.950%, due 11/01/32	195,000	204,275
(fixed, converts to FRN on 12/15/29), 7.050%, due 12/15/54[2]	135,000	136,493

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Appalachian Power Co. Series AA, 2.700%, due 04/01/31		200,000	$173,814
Atlantica Sustainable Infrastructure PLC 4.125%, due 06/15/28[3]		1,495,000	1,479,277
AusNet Services Holdings Pty. Ltd. (fixed, converts to FRN on 09/11/26), 1.625%, due 03/11/81[2,6]		EUR 100,000	101,405
Avangrid, Inc.,[7] 3.800%, due 06/01/29		1,600,000	1,521,737
Black Hills Corp. 2.500%, due 06/15/30		200,000	172,774
Calpine Corp. 3.750%, due 03/01/31[3]		45,000	39,911
4.625%, due 02/01/29[3]		263,000	248,525
5.000%, due 02/01/31[3]		264,000	249,318
5.125%, due 03/15/28[3]		30,000	29,056
CenterPoint Energy Houston Electric LLC 5.200%, due 10/01/28		200,000	204,023
Constellation Energy Generation LLC 6.125%, due 01/15/34		200,000	213,395
6.500%, due 10/01/53		50,000	55,030
Dominion Energy, Inc. Series C, 2.250%, due 08/15/31		200,000	167,829
Series C, (fixed, converts to FRN on 04/15/27), 4.350%, due 01/15/27[2,9]		60,000	56,938
5.375%, due 11/15/32		270,000	274,443
Series B, (fixed, converts to FRN on 06/01/34), 7.000%, due 06/01/54[2]		155,000	162,781
DTE Energy Co. 5.100%, due 03/01/29		300,000	302,742
Duke Energy Florida LLC 5.950%, due 11/15/52		1,175,000	1,235,888
Duke Energy Progress LLC 2.000%, due 08/15/31		1,200,000	1,001,984
Edison International Series B, (fixed, converts to FRN on 03/15/27), 5.000%, due 12/15/26[2,9]		235,000	225,848
Series A, (fixed, converts to FRN on 03/15/26), 5.375%, due 03/15/26[2,9]		1,810,000	1,768,636
5.450%, due 06/15/29		200,000	203,529
Electricite de France SA (fixed, converts to FRN on 12/06/28), 7.500%, due 09/06/28[2,6,9]	EUR	200,000	235,110
Elia Group SA (fixed, converts to FRN on 06/15/28), 5.850%, due 03/15/28[2,6,9]		100,000	112,351
Enel Finance America LLC 7.100%, due 10/14/27[3]		500,000	531,526
	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
EPH Financing International AS 6.651%, due 11/13/28[6]	EUR	200,000	$228,201
Eversource Energy 5.500%, due 01/01/34		80,000	80,606
5.950%, due 02/01/29		100,000	104,067
Exelon Corp. 2.750%, due 03/15/27		200,000	190,268
5.150%, due 03/15/29		200,000	203,262
Georgia Power Co. 5.004%, due 02/23/27		200,000	201,950
Secured Overnight Financing Rate Index + 0.750%, 6.113%, due 05/08/25[2]		200,000	200,735
IPALCO Enterprises, Inc. 4.250%, due 05/01/30		200,000	189,790
MidAmerican Energy Co. 3.650%, due 04/15/29		1,400,000	1,348,142
Monongahela Power Co. 3.550%, due 05/15/27[3]		1,800,000	1,737,887
National Rural Utilities Cooperative Finance Corp. 4.800%, due 03/15/28		100,000	100,472
Nevada Power Co. Series GG, 5.900%, due 05/01/53		1,245,000	1,283,571
New York State Electric & Gas Corp. 2.150%, due 10/01/31[3]		1,400,000	1,148,751
NextEra Energy Capital Holdings, Inc. 3.550%, due 05/01/27		300,000	290,605
5.749%, due 09/01/25		165,000	166,142
Niagara Mohawk Power Corp. 4.278%, due 12/15/28[3]		300,000	290,727
NRG Energy, Inc. 3.625%, due 02/15/31[3]		50,000	43,750
3.875%, due 02/15/32[3]		3,000	2,620
5.250%, due 06/15/29[3]		50,000	48,618
(fixed, converts to FRN on 03/15/28), 10.250%, due 03/15/28[2,3,9]		260,000	288,106
Orsted AS (fixed, converts to FRN on 12/08/28), 5.250%, due 12/31/99[2,6]	EUR	200,000	220,991
Pacific Gas & Electric Co. 3.150%, due 01/01/26		100,000	97,167
3.400%, due 08/15/24		200,000	199,801
4.300%, due 03/15/45		425,000	334,375
4.950%, due 07/01/50		52,830	45,029
5.550%, due 05/15/29		200,000	204,284
6.400%, due 06/15/33		200,000	211,627
6.950%, due 03/15/34		100,000	110,319
PacifiCorp 2.700%, due 09/15/30		100,000	88,603
5.100%, due 02/15/29		200,000	202,807
Pinnacle West Capital Corp. Secured Overnight Financing Rate + 0.820%, 6.187%, due 06/10/26[2]		200,000	199,975

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(concluded)
Southern California Edison Co. 5.150%, due 06/01/29		200,000	$203,555
5.850%, due 11/01/27		100,000	103,207
5.950%, due 11/01/32		775,000	820,430
Southern Co. Series A, 3.700%, due 04/30/30		200,000	188,572
Series B, (fixed, converts to FRN on 01/15/26), 4.000%, due 01/15/51[2]		435,000	422,507
Southwestern Electric Power Co. Series M, 4.100%, due 09/15/28		200,000	194,189
SSE PLC (fixed, converts to FRN on 04/21/28), 4.000%, due 01/21/28[2,6,9]		EUR 100,000	106,915
Vattenfall AB (fixed, converts to FRN on 08/17/28), 6.875%, due 08/17/83[2,6]		GBP 100,000	131,144
Vistra Operations Co. LLC 4.375%, due 05/01/29[3]		25,000	23,590
5.000%, due 07/31/27[3]		525,000	514,049
5.500%, due 09/01/26[3]		10,000	9,910
6.875%, due 04/15/32[3]		450,000	463,150
WEC Energy Group, Inc. 1.800%, due 10/15/30		200,000	167,382
			27,006,437
Electronics—0.1%
Honeywell International, Inc. 4.125%, due 11/02/34	EUR	200,000	226,763
TD SYNNEX Corp. 6.100%, due 04/12/34		209,000	215,009
			441,772
Energy-Alternate Sources—0.3%
NextEra Energy Partners LP 2.500%, due 06/15/26[3,7]		1,540,000	1,416,118
Engineering & construction—0.1%
Abertis Infraestructuras Finance BV (fixed, converts to FRN on 02/24/26), 3.248%, due 11/24/25[2,6,9]	EUR	200,000	211,853
Sydney Airport Finance Co. Pty. Ltd. 3.375%, due 04/30/25[3]		300,000	295,540
			507,393
Entertainment—0.4%
Banijay Entertainment SAS 7.000%, due 05/01/29[6]	EUR	100,000	113,434
Churchill Downs, Inc. 6.750%, due 05/01/31[3]		225,000	228,503
Cirsa Finance International SARL 7.875%, due 07/31/28[6]	EUR	200,000	229,004
	Face amount[1]		Value
Corporate bonds—(continued)
Entertainment—(concluded)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875%, due 05/01/29[3]		225,000	$212,462
Warnermedia Holdings, Inc. 4.054%, due 03/15/29		300,000	277,950
5.050%, due 03/15/42		635,000	500,941
			1,562,294
Food—0.2%
Bellis Acquisition Co. PLC 8.125%, due 05/14/30[6]	GBP	100,000	127,221
Campbell Soup Co. 5.400%, due 03/21/34		120,000	122,113
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL 6.500%, due 12/01/52		45,000	45,431
Kroger Co. 5.400%, due 01/15/49		115,000	111,314
Post Holdings, Inc. 6.250%, due 02/15/32[3]		60,000	60,761
Sysco Corp. 6.600%, due 04/01/50		184,000	208,394
			675,234
Gas—0.2%
APA Infrastructure Ltd. (fixed, converts to FRN on 02/09/29), 7.125%, due 11/09/83[2,6]	EUR	100,000	117,240
National Fuel Gas Co. 2.950%, due 03/01/31		300,000	257,966
NiSource, Inc. 3.600%, due 05/01/30		200,000	187,891
Southern California Gas Co. 2.950%, due 04/15/27		100,000	95,598
Southwest Gas Corp. 4.050%, due 03/15/32		200,000	185,408
			844,103
Healthcare-products—0.2%
Medline Borrower LP 3.875%, due 04/01/29[3]		395,000	368,620
Medline Borrower LP/Medline Co-Issuer, Inc. 6.250%, due 04/01/29[3]		275,000	280,593
Zimmer Biomet Holdings, Inc. 5.350%, due 12/01/28		200,000	204,668
			853,881
Healthcare-services—0.5%
Centene Corp. 2.625%, due 08/01/31		300,000	250,063
CommonSpirit Health 6.073%, due 11/01/27		1,290,000	1,340,422
HCA, Inc. 3.125%, due 03/15/27		200,000	191,567
4.125%, due 06/15/29		49,000	47,271
5.500%, due 06/01/33		95,000	96,150

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]	Value
Corporate bonds—(continued)
Healthcare-services—(concluded)
Icon Investments Six DAC 5.809%, due 05/08/27	200,000	$204,022
UnitedHealth Group, Inc. 5.875%, due 02/15/53	185,000	195,770
		2,325,265
Holding companies-diversified—0.0%†
Benteler International AG 10.500%, due 05/15/28[3]	75,000	79,762
Insurance—7.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 4.250%, due 10/15/27[3]	40,000	38,066
6.750%, due 04/15/28[3]	355,000	356,758
7.000%, due 01/15/31[3]	15,000	15,270
Aon North America, Inc. 5.450%, due 03/01/34	90,000	91,854
Athene Global Funding 2.550%, due 06/29/25[3]	1,800,000	1,755,541
5.583%, due 01/09/29[3]	200,000	204,088
5.684%, due 02/23/26[3]	200,000	201,459
Athene Holding Ltd. 6.650%, due 02/01/33	1,555,000	1,672,958
Corebridge Financial, Inc. 4.350%, due 04/05/42	130,000	110,667
5.750%, due 01/15/34	95,000	97,800
(fixed, converts to FRN on 12/15/27), 6.875%, due 12/15/52[2]	1,690,000	1,720,433
Corebridge Global Funding 5.750%, due 07/02/26[3]	100,000	101,297
Enstar Finance LLC (fixed, converts to FRN on 01/15/27), 5.500%, due 01/15/42[2]	2,000,000	1,787,156
Enstar Group Ltd. 4.950%, due 06/01/29	1,850,000	1,781,652
Equitable Holdings, Inc. 4.350%, due 04/20/28	300,000	294,530
F&G Annuities & Life, Inc. 7.400%, due 01/13/28	2,715,000	2,837,356
F&G Global Funding 5.875%, due 06/10/27[3]	100,000	101,025
Fidelity National Financial, Inc. 3.400%, due 06/15/30	200,000	181,231
First American Financial Corp. 2.400%, due 08/15/31	1,645,000	1,340,449
GA Global Funding Trust 0.800%, due 09/13/24[3]	1,400,000	1,391,415
Global Atlantic Fin Co. 7.950%, due 06/15/33[3]	1,360,000	1,520,802
(fixed, converts to FRN on 10/15/29), 7.950%, due 10/15/54[2,3]	600,000	608,903
HUB International Ltd. 7.250%, due 06/15/30[3]	425,000	438,336
	Face amount[1]	Value
Corporate bonds—(continued)
Insurance—(concluded)
Liberty Mutual Group, Inc.
(fixed, converts to FRN on 12/15/26), 4.125%, due 12/15/51[2,3]	110,000	$102,958
MassMutual Global Funding II Secured Overnight Financing Rate + 0.980%, 6.348%, due 07/10/26[2,3]	200,000	201,671
Metropolitan Life Global Funding I 4.300%, due 08/25/29[3]	2,240,000	2,196,445
5.000%, due 01/06/26[3]	150,000	150,293
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (fixed, converts to FRN on 05/23/32), 5.875%, due 05/23/42[2,3]	1,000,000	1,009,815
Mutual of Omaha Cos Global Funding 5.350%, due 04/09/27[3]	250,000	252,379
New York Life Global Funding 0.850%, due 01/15/26[3]	125,000	118,220
Northwestern Mutual Global Funding 0.800%, due 01/14/26[3]	53,000	50,102
4.350%, due 09/15/27[3]	985,000	977,878
Pacific Life Global Funding II 5.500%, due 07/18/28[3]	100,000	102,685
Panther Escrow Issuer LLC 7.125%, due 06/01/31[3]	105,000	107,741
Principal Life Global Funding II 1.500%, due 11/17/26[3]	145,000	134,952
Protective Life Global Funding 5.215%, due 06/12/29[3]	200,000	203,381
Prudential Financial, Inc. (fixed, converts to FRN on 02/28/32), 5.125%, due 03/01/52[2]	70,000	65,837
(fixed, converts to FRN on 03/15/34), 6.500%, due 03/15/54[2]	50,000	50,975
Reinsurance Group of America, Inc. 6.000%, due 09/15/33	1,445,000	1,505,656
RenaissanceRe Holdings Ltd. 5.750%, due 06/05/33	2,105,000	2,131,551
RGA Global Funding 6.000%, due 11/21/28[3]	200,000	209,016
SiriusPoint Ltd. 7.000%, due 04/05/29	1,025,000	1,070,195
Stewart Information Services Corp. 3.600%, due 11/15/31	2,000,000	1,698,201
Swiss Re Finance Luxembourg SA (fixed, converts to FRN on 04/02/29), 5.000%, due 04/02/49[2,3]	3,400,000	3,308,659
		34,297,656
Internet—0.1%
Expedia Group, Inc. 3.800%, due 02/15/28	100,000	96,576
6.250%, due 05/01/25[3]	196,000	196,599
		293,175

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Investment companies—2.5%
BlackRock TCP Capital Corp. 6.950%, due 05/30/29		1,325,000	$1,330,259
Blackstone Private Credit Fund 7.300%, due 11/27/28[3]		1,975,000	2,079,008
Blue Owl Capital Corp. 2.875%, due 06/11/28		1,100,000	993,090
Blue Owl Credit Income Corp. 7.750%, due 09/16/27		950,000	992,079
FS KKR Capital Corp. 7.875%, due 01/15/29		2,390,000	2,514,992
Golub Capital BDC, Inc.,[7] 7.050%, due 12/05/28		200,000	207,503
HA Sustainable Infrastructure Capital, Inc. 6.375%, due 07/01/34[3]		1,400,000	1,387,878
Oaktree Strategic Credit Fund 6.500%, due 07/23/29[3,7]		1,365,000	1,370,973
			10,875,782
Iron & steel—0.1%
CSN Inova Ventures 6.750%, due 01/28/28[3,7]		145,000	139,664
Metinvest BV 7.650%, due 10/01/27[3]		25,000	17,625
7.750%, due 10/17/29[3]		110,000	73,150
			230,439
Lodging—0.1%
Las Vegas Sands Corp. 6.000%, due 08/15/29		200,000	203,720
6.200%, due 08/15/34		55,000	55,632
Marriott International, Inc. 5.550%, due 10/15/28		200,000	206,158
Melco Resorts Finance Ltd. 5.625%, due 07/17/27[3]		105,000	100,078
Wynn Macau Ltd. 5.500%, due 01/15/26[3]		75,000	73,688
			639,276
Machinery-diversified—0.1%
Ingersoll Rand, Inc. 5.700%, due 08/14/33		25,000	26,210
TK Elevator Midco GmbH 4.375%, due 07/15/27[6]	EUR	200,000	211,469
			237,679
Media—0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.500%, due 08/15/30[3]		60,000	52,532
4.750%, due 03/01/30[3]		55,000	49,239
4.750%, due 02/01/32[3]		100,000	85,520
7.375%, due 03/01/31[3]		1,300,000	1,312,766
Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, due 01/15/29		200,000	174,966
3.500%, due 06/01/41		200,000	138,650
	Face amount[1]		Value
Corporate bonds—(continued)
Media—(concluded)
3.900%, due 06/01/52		100,000	$64,820
4.800%, due 03/01/50		565,000	426,741
Comcast Corp. 2.937%, due 11/01/56		405,000	251,949
Fox Corp. 5.576%, due 01/25/49		310,000	293,012
6.500%, due 10/13/33		170,000	182,423
			3,032,618
Mining—0.0%†
Corp. Nacional del Cobre de Chile 3.150%, due 01/14/30[3]		125,000	112,031
Office & business equipment—0.0%†
Zebra Technologies Corp. 6.500%, due 06/01/32[3]		55,000	56,513
Oil & gas—0.5%
BP Capital Markets PLC (fixed, converts to FRN on 06/22/26), 3.250%, due 03/22/26[2,6,9]	EUR	200,000	212,392
Continental Resources, Inc. 5.750%, due 01/15/31[3]		200,000	201,280
Diamondback Energy, Inc. 5.750%, due 04/18/54		65,000	64,339
6.250%, due 03/15/53		85,000	89,788
Ecopetrol SA 5.875%, due 05/28/45		65,000	46,930
FORESEA Holding SA 7.500%, due 06/15/30[6]		20,272	18,878
KazMunayGas National Co. JSC 5.750%, due 04/19/47[3]		65,000	56,747
Medco Bell Pte. Ltd. 6.375%, due 01/30/27[3]		55,000	54,367
Pertamina Persero PT 6.450%, due 05/30/44[3]		40,000	42,475
Petrobras Global Finance BV,[7] 6.500%, due 07/03/33		40,000	40,754
Petroleos Mexicanos 6.350%, due 02/12/48		85,000	55,569
6.750%, due 09/21/47		55,000	37,194
Pioneer Natural Resources Co. 5.100%, due 03/29/26		100,000	100,549
Sunoco LP 7.000%, due 05/01/29[3]		1,185,000	1,219,676
			2,240,938
Packaging & containers—0.1%
Mauser Packaging Solutions Holding Co. 7.875%, due 04/15/27[3]		230,000	237,368
WRKCo, Inc. 4.650%, due 03/15/26		200,000	198,609
4.900%, due 03/15/29		100,000	100,478
			536,455

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Pharmaceuticals—0.9%
Bayer AG (fixed, converts to FRN on 09/25/30), 5.375%, due 03/25/82[2,6]	EUR	100,000	$104,437
Bayer U.S. Finance LLC 6.125%, due 11/21/26[3]		400,000	407,878
Cigna Group 4.375%, due 10/15/28		200,000	197,224
CVS Health Corp. 5.050%, due 03/25/48		575,000	507,102
CVS Pass-Through Trust Series 2013, 4.704%, due 01/10/36[3]		2,326,921	2,148,381
Pfizer Investment Enterprises Pte. Ltd. 4.750%, due 05/19/33		200,000	199,358
5.340%, due 05/19/63		110,000	107,173
Teva Pharmaceutical Finance Netherlands II BV 4.375%, due 05/09/30	EUR	200,000	212,662
			3,884,215
Pipelines—0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, due 06/15/29[3]		75,000	73,335
6.625%, due 02/01/32[3]		260,000	265,259
Cheniere Energy Partners LP 3.250%, due 01/31/32		200,000	174,482
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500%, due 06/15/31[3]		90,000	86,322
7.500%, due 12/15/33[3]		290,000	306,721
Enbridge, Inc. 5.300%, due 04/05/29		200,000	203,670
Series NC5, (fixed, converts to FRN on 01/15/29), 8.250%, due 01/15/84[2]		100,000	104,875
Energy Transfer LP 5.250%, due 04/15/29		200,000	202,978
5.250%, due 07/01/29		200,000	202,170
5.950%, due 05/15/54		150,000	148,123
6.100%, due 12/01/28		200,000	208,520
Greensaif Pipelines Bidco SARL 5.853%, due 02/23/36[3]		200,000	200,610
Kinder Morgan, Inc. 5.550%, due 06/01/45		100,000	96,252
7.750%, due 01/15/32		200,000	230,818
MPLX LP 4.700%, due 04/15/48		378,000	320,484
5.000%, due 03/01/33		200,000	195,681
ONEOK, Inc. 5.650%, due 11/01/28		200,000	206,186
5.850%, due 01/15/26		200,000	202,049
Venture Global Calcasieu Pass LLC 3.875%, due 08/15/29[3]		100,000	92,458
Venture Global LNG, Inc. 8.125%, due 06/01/28[3]		20,000	20,829
8.375%, due 06/01/31[3]		20,000	21,017
9.500%, due 02/01/29[3]		20,000	22,250
9.875%, due 02/01/32[3]		20,000	22,202
	Face amount[1]		Value
Corporate bonds—(continued)
Pipelines—(concluded)
Western Midstream Operating LP 6.350%, due 01/15/29		200,000	$209,035
			3,816,326
Private Equity —0.0%†
Carlyle Finance Subsidiary LLC 3.500%, due 09/19/29[3]		200,000	188,801
Real estate—0.1%
CBRE Services, Inc. 5.500%, due 04/01/29		200,000	205,104
Newmark Group, Inc. 7.500%, due 01/12/29		200,000	209,971
			415,075
Real estate investment trusts—2.8%
Arbor Realty SR, Inc. Series QIB, 8.500%, due 10/15/27[3]		2,395,000	2,192,348
Blackstone Mortgage Trust, Inc. 3.750%, due 01/15/27[3]		3,450,000	3,166,872
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, due 06/15/26[3]		1,900,000	1,814,055
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.000%, due 02/01/30[3]		55,000	55,988
RHP Hotel Properties LP/RHP Finance Corp. 4.750%, due 10/15/27		50,000	48,541
6.500%, due 04/01/32[3]		190,000	192,146
7.250%, due 07/15/28[3]		30,000	30,976
SBA Tower Trust 6.599%, due 01/15/28[3]		3,100,000	3,177,085
Scentre Group Trust 1/Scentre Group Trust 2 4.375%, due 05/28/30[3]		1,715,000	1,674,936
			12,352,947
Retail—0.3%
Cougar JV Subsidiary LLC 8.000%, due 05/15/32[3]		55,000	57,549
Dufry One BV 3.375%, due 04/15/28[6]	EUR	100,000	104,978
Macy's Retail Holdings LLC 5.875%, due 03/15/30[3,7]		1,127,000	1,081,725
McDonald's Corp. 3.625%, due 09/01/49		130,000	96,760
			1,341,012
Savings & loans—0.1%
Nationwide Building Society (fixed, converts to FRN on 02/16/27), 2.972%, due 02/16/28[2,3]		200,000	189,893
(fixed, converts to FRN on 10/18/26), 6.557%, due 10/18/27[2,3]		250,000	257,552
			447,445

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Semiconductors—0.8%
ams-OSRAM AG 12.250%, due 03/30/29[3]		1,800,000	$1,900,687
Broadcom, Inc. 3.137%, due 11/15/35[3]		777,000	641,199
4.926%, due 05/15/37[3]		268,000	258,620
5.050%, due 07/12/29		200,000	202,463
Foundry JV Holdco LLC 6.250%, due 01/25/35[3]		200,000	210,232
Intel Corp. 5.600%, due 02/21/54		85,000	84,480
Marvell Technology, Inc. 5.950%, due 09/15/33		185,000	194,373
Micron Technology, Inc. 4.975%, due 02/06/26		200,000	199,716
			3,691,770
Shipbuilding—0.0%†
Huntington Ingalls Industries, Inc. 2.043%, due 08/16/28		200,000	179,360
Software—0.3%
Fiserv, Inc. 5.450%, due 03/15/34		200,000	204,522
Oracle Corp. 2.875%, due 03/25/31		200,000	176,961
3.850%, due 04/01/60		200,000	142,065
3.950%, due 03/25/51		215,000	163,300
4.000%, due 11/15/47		345,000	269,298
4.650%, due 05/06/30		100,000	99,790
5.550%, due 02/06/53		210,000	204,239
UKG, Inc. 6.875%, due 02/01/31[3]		210,000	215,845
			1,476,020
Telecommunications—1.1%
Altice France SA 5.875%, due 02/01/27[3]	EUR	200,000	163,744
AT&T, Inc. 3.500%, due 09/15/53		275,000	192,263
British Telecommunications PLC (fixed, converts to FRN on 12/20/28), 8.375%, due 12/20/83[2,6]	GBP	230,000	317,370
C&W Senior Finance Ltd. 6.875%, due 09/15/27[3]		45,000	43,827
Connect Finco SARL/Connect U.S. Finco LLC 6.750%, due 10/01/26[3]		1,665,000	1,636,735
Crown Castle Towers LLC 4.241%, due 07/15/28[3]		81,000	77,920
Iliad Holding SASU 5.625%, due 10/15/28[6]	EUR	200,000	218,073
Lorca Telecom Bondco SA 4.000%, due 09/18/27[6]		200,000	214,556
Motorola Solutions, Inc. 2.300%, due 11/15/30		200,000	172,248
Optics Bidco SpA 7.875%, due 07/31/28[6]	EUR	200,000	242,243
	Face amount[1]		Value
Corporate bonds—(concluded)
Telecommunications—(concluded)
Oztel Holdings SPC Ltd. 6.625%, due 04/24/28[3]		110,000	$112,475
Rogers Communications, Inc. 3.800%, due 03/15/32		114,000	104,273
T-Mobile USA, Inc. 2.050%, due 02/15/28		100,000	91,236
2.550%, due 02/15/31		200,000	173,775
3.400%, due 10/15/52		370,000	259,424
4.500%, due 04/15/50		205,000	175,402
Verizon Communications, Inc. 2.987%, due 10/30/56		210,000	132,427
Vodafone Group PLC 4.875%, due 06/19/49		275,000	245,291
(fixed, converts to FRN on 08/30/29), 6.500%, due 08/30/84[2,6]	EUR	100,000	117,186
			4,690,468
Transportation—0.0%†
MV24 Capital BV 6.748%, due 06/01/34[3]		31,532	29,737
Water—0.0%†
Thames Water Utilities Finance PLC 4.375%, due 01/18/31[6]	EUR	100,000	78,757
Veolia Environnement SA (fixed, converts to FRN on 02/22/29), 5.993%, due 11/22/28[2,6,9]		100,000	113,529
			192,286
Total corporate bonds (cost—$206,255,794)			206,793,291
Loan assignments—7.1%
Aerospace & defense—0.3%
Propulsion BC Finco SARL 3 mo. USD Term SOFR + 3.750%, 9.085%, due 09/14/29[2]		1,129,268	1,133,706
Airlines—0.3%
United Airlines, Inc. 3 mo. USD Term SOFR + 2.750%, 8.033%, due 02/22/31[2]		1,521,188	1,525,264
Chemicals—0.3%
INEOS Enterprises Holdings U.S. Finco LLC 3 mo. USD Term SOFR + 3.750%, 9.197%, due 07/08/30[2]		1,333,300	1,334,967
Commercial services—0.8%
Priority Holdings LLC 1 mo. USD Term SOFR + 4.750%, 10.094%, due 05/16/31[2]		1,370,000	1,365,438
System One Holdings LLC 3 mo. USD Term SOFR + 3.750%, 9.235%, due 03/02/28[2]		2,230,655	2,227,867
			3,593,305

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]	Value
Loan assignments—(continued)
Diversified financial services—0.4%
LendingTree, Inc. 1 mo. USD Term SOFR + 3.750%, 9.209%, due 09/15/28[2]	1,590,653	$1,574,747
Electric—0.5%
Eastern Power LLC 1 mo. USD Term SOFR + 5.250%, 10.594%, due 04/03/28[2]	2,019,945	2,017,420
Lightstone Holdco LLC 2022 Extended Term Loan B, 3 mo. USD Term SOFR + 5.750%, 11.002%, due 01/29/27[2]	88,159	87,939
2022 Extended Term Loan C,
3 mo. USD Term SOFR + 5.750%, 11.002%, due 01/29/27[2]	4,986	4,974
		2,110,333
Health care products—0.5%
Medline Borrower LP 1 mo. USD Term SOFR + 2.750%, 8.094%, due 10/23/28[2]	1,458,697	1,462,985
Sotera Health Holdings LLC 8.590%, due 05/30/31[2]	700,000	698,908
		2,161,893
Healthcare-services—0.6%
IQVIA, Inc. 3 mo. USD Term SOFR + 2.000%, 7.335%, due 01/02/31[2]	1,233,800	1,238,809
MPH Acquisition Holdings LLC 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250%, 9.859%, due 09/01/28[2]	1,669,950	1,404,277
		2,643,086
Home Furnishings—0.5%
Whirlpool Corp. 1 mo. USD Term SOFR + 1.250%, 6.569%, due 09/23/25[2,4,5]	2,400,000	2,397,000
Investment companies—0.3%
MIP V Waste Holdings LLC 3 mo. USD Term SOFR + 3.000%, 8.347%, due 12/08/28[2]	1,441,566	1,442,474
Pharmaceuticals—0.4%
Jazz Financing Lux SARL 1 mo. USD Term SOFR + 2.250%, 7.594%, due 05/05/28[2]	1,529,351	1,531,033
Pipelines—1.2%
AL NGPL Holdings LLC 3 mo. USD Term SOFR + 3.250%, 8.564%, due 04/13/28[2]	1,469,984	1,474,114
BCP Renaissance Parent LLC 3 mo. USD Term SOFR + 3.250%, 8.598%, due 10/31/28[2]	1,330,235	1,335,224
	Face amount[1]	Value
Loan assignments—(concluded)
Pipelines—(concluded)
Medallion Midland Acquisition LLC 3 mo. USD Term SOFR + 3.500%, 8.844%, due 10/18/28[2]	1,154,200	$1,158,528
UGI Energy Services LLC 1 mo. USD Term SOFR + 2.500%, 7.844%, due 02/22/30[2]	1,527,717	1,530,971
		5,498,837
Real estate investment trusts—0.2%
Starwood Property Trust, Inc. 1 mo. USD Term SOFR + 2.750%, 8.094%, due 11/18/27[2]	1,004,700	1,008,468
Software—0.3%
Central Parent, Inc. 3 mo. USD Term SOFR + 3.250%, 8.585%, due 07/06/29[2]	1,488,750	1,472,850
Polaris Newco LLC USD Term Loan B, 3 mo. USD Term SOFR + 4.000%, 9.514%, due 06/02/28[2]	9,823	9,834
		1,482,684
Telecommunications—0.5%
Connect Finco SARL 1 mo. USD Term SOFR + 3.500%, 8.844%, due 12/11/26[2]	382,965	381,368
Iridium Satellite LLC 1 mo. USD Term SOFR + 2.250%, 7.597%, due 09/20/30[2]	1,389,170	1,376,029
Lumen Technologies, Inc. 1 mo. USD Term SOFR + 6.000%, 11.344%, due 06/01/28[2]	421,772	356,136
		2,113,533
Total loan assignments (cost—$31,629,461)		31,551,330
Mortgage-backed securities—10.5%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1, 5.598%, due 09/25/35[2]	27,241	23,447
Banc of America Funding Trust, Series 2005-D, Class A1, 5.601%, due 05/25/35[2]	135,568	123,950
Bank, Series 2021-BN38, Class C, 3.218%, due 12/15/64[2]	51,000	40,206
Series 2022-BNK41, Class B, 3.790%, due 04/15/65[2]	63,000	54,779
Series 2019-BN17, Class C, 4.508%, due 04/15/52[2]	72,000	64,987
Bank of America Mortgage Trust, Series 2002-G, Class 1A3, 5.750%, due 07/20/32[2]	65	62

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Bank5, Series 2024-5YR5, Class B, 6.539%, due 02/15/29[2]	37,000	$37,893
Series 2023-5YR3, Class C, 7.315%, due 09/15/56[2]	43,000	44,933
BBCMS Mortgage Trust, Series 2022-C17, Class XA, 1.151%, due 09/15/55[2]	1,298,796	95,903
BCP Trust, Series 2021-330N, Class A, 1 mo. USD Term SOFR + 0.913%, 6.243%, due 06/15/38[2,3]	500,000	468,137
Bear Stearns ALT-A Trust, Series 2004-9, Class 2A1, 4.614%, due 09/25/34[2]	45,644	40,046
Series 2006-1, Class 21A2, 4.632%, due 02/25/36[2]	247,782	167,811
Series 2005-7, Class 22A1, 5.102%, due 09/25/35[2]	240,593	140,675
Bear Stearns ARM Trust, Series 2004-7, Class 1A1, 0.000%, due 10/25/34[2]	38,109	32,621
Series 2004-6, Class 2A1, 3.999%, due 09/25/34[2]	158,241	142,066
Series 2004-3, Class 1A2, 5.270%, due 07/25/34[2]	35,681	33,118
Series 2003-5, Class 2A1, 5.395%, due 08/25/33[2]	35,862	32,813
Series 2003-1, Class 6A1, 6.500%, due 04/25/33[2]	3,031	3,003
Benchmark Mortgage Trust, Series 2020-B19, Class AS, 2.148%, due 09/15/53	53,000	42,019
Series 2020-B19, Class B, 2.351%, due 09/15/53	47,000	35,777
Series 2020-B17, Class C, 3.371%, due 03/15/53[2]	90,000	65,668
Series 2020-IG2, Class UBRC, 3.509%, due 09/15/48[2,3]	100,000	92,552
Series 2020-B16, Class C, 3.654%, due 02/15/53[2]	59,000	46,947
Series 2019-B10, Class B, 4.180%, due 03/15/62[2]	211,000	184,535
Series 2024-V6, Class C, 6.669%, due 03/15/29	44,000	44,706
Series 2024-V7, Class B, 6.852%, due 05/15/56[2]	77,000	81,111
Series 2024-V5, Class C, 6.973%, due 01/10/57[2]	33,000	34,048
Series 2024-V8, Class B, 7.178%, due 07/15/57[2]	140,000	146,654
Series 2023-B40, Class C, 7.406%, due 12/15/56[2]	41,000	44,063
BPR Trust, Series 2022-OANA, Class D, 1 mo. USD Term SOFR + 3.695%, 9.024%, due 04/15/37[2,3]	156,979	157,371
	Face amount[1]	Value
Mortgage-backed securities—(continued)
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 1 mo. USD Term SOFR + 1.764%, 7.093%, due 09/15/36[2,3]	228,071	$224,296
Series 2024-KING, Class C, 1 mo. USD Term SOFR + 1.940%, 7.269%, due 05/15/34[2,3]	105,000	103,563
Series 2024-MF, Class C, 1 mo. USD Term SOFR + 1.941%, 7.270%, due 02/15/39[2,3]	162,000	157,950
Series 2024-KING, Class D, 1 mo. USD Term SOFR + 2.490%, 7.819%, due 05/15/34[2,3]	120,000	118,353
Series 2024-XL5, Class D, 1 mo. USD Term SOFR + 2.690%, 8.019%, due 03/15/41[2,3]	156,314	154,898
Series 2023-XL3, Class D, 1 mo. USD Term SOFR + 3.589%, 8.918%, due 12/09/40[2,3]	82,555	82,529
BX Trust, Series 2019-OC11, Class D, 3.944%, due 12/09/41[2,3]	100,000	89,689
Series 2022-CLS, Class B, 6.300%, due 10/13/27[3]	2,700,000	2,570,735
Series 2024-BIO, Class C, 1 mo. USD Term SOFR + 2.640%, 7.969%, due 02/15/41[2,3]	222,000	221,028
Series 2022-GPA, Class B, 1 mo. USD Term SOFR + 2.664%, 7.993%, due 08/15/41[2,3]	1,315,167	1,315,167
Series 2024-VLT4, Class E, 1 mo. USD Term SOFR + 2.889%, 8.218%, due 07/15/29[2,3]	136,000	135,767
Series 2022-GPA, Class C, 1 mo. USD Term SOFR + 3.213%, 8.542%, due 08/15/42[2,3]	1,256,279	1,257,064
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD Term SOFR + 2.047%, 7.376%, due 12/15/37[2,3]	127,000	126,762
Series 2019-LIFE, Class F, 1 mo. USD Term SOFR + 2.847%, 8.176%, due 12/15/37[2,3]	100,000	99,476
Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, 6.000%, due 02/25/55[2,3]	125,947	126,332
Series 2024-3, Class A6, 6.000%, due 02/25/55[2,3]	190,156	190,101
Series 2024-4, Class A6, 6.000%, due 03/25/55[2,3]	203,357	203,975
Chase Mortgage Finance Trust, Series 2005-S3, Class A10, 5.500%, due 11/25/35	726,783	526,964
Series 2007-S6, Class 2A1, 5.500%, due 12/25/49	478,482	214,137

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]	Value
Mortgage-backed securities—(continued)
CHL Mortgage Pass-Through Trust, Series 2005-HYB9, Class 5A1, 1 yr. USD Term SOFR + 2.465%, 7.940%, due 02/20/36[2]	83,796	$75,212
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class XA, 1.299%, due 02/10/48[2]	2,599,735	5,789
Series 2017-P8, Class C, 4.256%, due 09/15/50[2]	68,000	58,767
Series 2023-SMRT, Class C, 5.852%, due 10/12/40[2,3]	100,000	98,029
Series 2023-PRM3, Class C, 6.360%, due 07/10/28[2,3]	100,000	100,291
Series 2023-PRM3, Class B, 6.360%, due 07/10/28[2,3]	1,120,000	1,138,623
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, 6.460%, due 08/25/35[2]	53,729	52,883
Series 2005-6, Class A2, 1 yr. CMT + 2.150%, 6.520%, due 09/25/35[2]	4,406	4,267
Series 2005-6, Class A3, 1 yr. CMT + 1.800%, 6.830%, due 09/25/35[2]	370	360
Series 2005-11, Class A1A, 1 yr. CMT + 2.400%, 7.410%, due 05/25/35[2]	19,165	18,801
Cold Storage Trust, Series 2020-ICE5, Class D, 1 mo. USD Term SOFR + 2.214%, 7.543%, due 11/15/37[2,3]	294,897	293,976
COMM Mortgage Trust, Series 2014-UBS3, Class XA, 0.726%, due 06/10/47[2]	729,516	7
Series 2024-277P, Class B, 7.232%, due 08/10/44[2,3]	134,000	136,988
CONE Trust, Series 2024-DFW1, Class A, 1 mo. USD Term SOFR + 1.642%, 6.942%, due 08/15/26[2,3]	54,000	53,882
Series 2024-DFW1, Class D, 1 mo. USD Term SOFR + 3.040%, 8.340%, due 08/15/26[2,3]	57,000	56,875
Countrywide Alternative Loan Trust, Series 2006-14CB, Class A1, 6.000%, due 06/25/36	1,156,805	645,273
Series 2006-41CB, Class 1A9, 6.000%, due 01/25/37	290,064	151,801
Series 2005-62, Class 2A1, 1 yr. MTA + 1.000%, 6.173%, due 12/25/35[2]	74,969	61,879
Series 2003-J3, Class 2A1, 6.250%, due 12/25/33	8,472	8,828
Countrywide Reperforming Loan REMICS Trust, Series 2003-R4, Class 2A, 4.737%, due 01/25/34[2,3]	349,524	303,634
	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2006-R1, Class AF1, 1 mo. USD Term SOFR + 0.454%, 5.804%, due 01/25/36[2,3]	254,571	$235,760
CRSO Trust 7.658%, due 07/10/28[2]	1,130,000	1,176,846
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, due 09/12/40[3]	860,000	887,833
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 1 mo. USD Term SOFR + 0.634%, 5.976%, due 08/19/45[2]	99,620	82,686
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.555%, due 09/10/35[2,3]	155,000	149,107
ELM Trust, Series 2024-ELM, Class D10, 6.626%, due 06/10/39[2,3]	100,000	101,135
Series 2024-ELM, Class D15, 6.674%, due 06/10/39[2,3]	100,000	101,134
Federal Home Loan Mortgage Corp. Multiclass Certificates, Series 2020-RR04, Class X, 2.126%, due 02/27/29[2]	3,460,000	245,060
Federal Home Loan Mortgage Corp. REMICS, Series 2764, Class LZ, 4.500%, due 03/15/34	188,196	187,021
Series 2921, Class PG, 5.000%, due 01/15/35	443,507	440,113
Series 2764, Class ZG, 5.500%, due 03/15/34	135,956	139,942
Series 2400, Class FQ, 30 day USD SOFR Average + 0.614%, 5.952%, due 01/15/32[2]	4,233	4,227
Series 2983, Class TZ, 6.000%, due 05/15/35	445,838	465,877
Series 3149, Class CZ, 6.000%, due 05/15/36	548,444	575,845
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA7, Class M2, 30 day USD SOFR Average + 1.800%, 7.147%, due 11/25/41[2,3]	130,000	131,211
Series 2022-DNA1, Class M2, 30 day USD SOFR Average + 2.500%, 7.847%, due 01/25/42[2,3]	417,000	425,549
Series 2022-DNA3, Class M1B, 30 day USD SOFR Average + 2.900%, 8.247%, due 04/25/42[2,3]	210,000	218,597
Series 2022-DNA4, Class M1B, 30 day USD SOFR Average + 3.350%, 8.697%, due 05/25/42[2,3]	436,000	458,140
Series 2021-DNA6, Class B1, 30 day USD SOFR Average + 3.400%, 8.747%, due 10/25/41[2,3]	200,000	207,361

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2022-DNA6, Class M1B, 30 day USD SOFR Average + 3.700%, 9.047%, due 09/25/42[2,3]	362,000	$385,530
Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.750%, 9.097%, due 02/25/42[2,3]	439,000	461,622
Series 2022-DNA5, Class M1B, 30 day USD SOFR Average + 4.500%, 9.847%, due 06/25/42[2,3]	192,000	208,020
Series 2022-HQA1, Class M2, 30 day USD SOFR Average + 5.250%, 10.597%, due 03/25/42[2,3]	383,000	416,220
Series 2022-HQA1, Class B1, 30 day USD SOFR Average + 7.000%, 12.347%, due 03/25/42[2,3]	200,000	223,325
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-54, Class 2A, 6.500%, due 02/25/43	305,858	312,318
Series T-58, Class 2A, 6.500%, due 09/25/43	140,495	141,717
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R01, Class 1M2, 30 day USD SOFR Average + 1.900%, 7.247%, due 12/25/41[2,3]	343,000	347,504
Series 2017-C06, Class 1M2, 30 day USD SOFR Average + 2.764%, 8.112%, due 02/25/30[2]	134,634	138,661
Series 2017-C06, Class 2M2, 30 day USD SOFR Average + 2.914%, 8.262%, due 02/25/30[2]	141,063	145,881
Series 2022-R04, Class 1M2, 30 day USD SOFR Average + 3.100%, 8.447%, due 03/25/42[2,3]	191,000	198,514
Series 2022-R01, Class 1B1, 30 day USD SOFR Average + 3.150%, 8.497%, due 12/25/41[2,3]	178,000	184,163
Series 2023-R02, Class 1M2, 30 day USD SOFR Average + 3.350%, 8.697%, due 01/25/43[2,3]	144,000	152,313
Series 2022-R03, Class 1M2, 30 day USD SOFR Average + 3.500%, 8.847%, due 03/25/42[2,3]	475,000	500,180
Series 2023-R01, Class 1M2, 30 day USD SOFR Average + 3.750%, 9.098%, due 12/25/42[2,3]	227,000	243,317
Series 2022-R08, Class 1B1, 30 day USD SOFR Average + 5.600%, 10.947%, due 07/25/42[2,3]	336,000	368,552
Federal National Mortgage Association REMICS, Series 2006-65, Class GD, 6.000%, due 07/25/26	12,046	12,030
Series 2003-64, Class AH, 6.000%, due 07/25/33	568,126	585,077
	Face amount[1]	Value
Mortgage-backed securities—(continued)
Federal National Mortgage Association REMICS Trust, Series 1999-W4, Class A9, 6.250%, due 02/25/29	45,451	$45,641
Federal National Mortgage Association Trust, Series 2004-W8, Class 2A, 6.500%, due 06/25/44	147,734	149,575
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1, 6.750%, due 08/25/35[2]	7,791	5,440
Government National Mortgage Association REMICS, Series 2020-86, Class WK, 1.000%, due 06/20/50	223,354	169,965
Series 2020-107, Class AB, 1.000%, due 07/20/50	282,396	218,972
Series 2020-112, Class KA, 1.000%, due 08/20/50	229,804	177,680
Series 2021-119, Class NC, 1.500%, due 07/20/51	205,031	167,880
Series 2021-103, Class HE, 2.000%, due 06/20/51	201,691	167,002
Series 2018-38, Class WF, 1 mo. USD Term SOFR + 0.414%, 5.758%, due 10/20/43[2]	604,360	575,842
Series 2017-182, Class FW, 1 mo. USD Term SOFR + 0.464%, 5.808%, due 05/20/47[2]	201,884	191,195
Series 2015-H20, Class FB, 1 mo. USD Term SOFR + 0.714%, 6.044%, due 08/20/65[2]	562,865	561,397
Great Wolf Trust, Series 2024-WOLF, Class D, 1 mo. USD Term SOFR + 2.890%, 8.219%, due 03/15/39[2,3]	110,000	109,931
GS Mortgage Securities Trust, Series 2019-GC42, Class C, 3.701%, due 09/10/52[2]	122,000	99,813
Series 2015-GS1, Class AS, 4.037%, due 11/10/48[2]	169,000	155,995
Series 2016-GS2, Class C, 4.697%, due 05/10/49[2]	70,000	66,022
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 5.108%, due 09/25/35[2]	76,863	72,076
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 5.101%, due 07/19/35[2]	105,638	77,944
Series 2004-11, Class 3A1A, 1 mo. USD Term SOFR + 0.814%, 6.156%, due 01/19/35[2]	14,445	13,200
Hilton USA Trust, Series 2016-HHV, Class E, 4.194%, due 11/05/38[2,3]	100,000	94,396
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class B, 2.854%, due 09/06/38[2,3]	125,000	116,459

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2022-OPO, Class D, 3.450%, due 01/05/39[2,3]	144,000	$110,160
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1, 4.984%, due 11/25/35[2]	247,872	198,159
Series 2006-A4, Class 2A2, 5.824%, due 06/25/36[2]	124,237	87,163
Series 2024-2, Class A6A, 6.000%, due 08/25/54[2,3]	171,137	172,059
Series 2024-4, Class A6A, 6.000%, due 10/25/54[2,3]	183,665	184,236
LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.921%, due 07/25/39[2,3,4]	217,000	216,998
Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.335%, due 09/10/39[2,3]	100,000	87,386
MED Commercial Mortgage Trust, Series 2024-MOB, Class C, 1 mo. USD Term SOFR + 2.291%, 7.619%, due 05/15/41[2,3]	100,000	99,124
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class C, 4.558%, due 05/15/50[2]	103,000	95,271
Morgan Stanley Capital I Trust, Series 2017-H1, Class B, 4.075%, due 06/15/50	19,000	17,660
Series 2017-H1, Class C, 4.281%, due 06/15/50[2]	50,000	45,271
Series 2018-L1, Class AS, 4.637%, due 10/15/51[2]	63,000	60,697
Series 2018-H4, Class C, 5.051%, due 12/15/51[2]	80,000	69,963
Series 2021-230P, Class B, 1 mo. USD Term SOFR + 1.563%, 6.892%, due 12/15/38[2,3]	63,000	59,004
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, 6.000%, due 07/25/54[2,3]	172,000	172,157
MSWF Commercial Mortgage Trust, Series 2023-1, Class C, 6.683%, due 05/15/56[2]	42,000	44,165
Series 2023-2, Class C, 7.018%, due 12/15/56[2]	32,000	33,935
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.397%, 6.727%, due 03/15/39[2,3]	2,650,000	2,617,703
NAAC Reperforming Loan REMICS Trust Certificates, Series 2004-R3, Class A1, 6.500%, due 02/25/35[3]	347,259	295,683
OAKST Commercial Mortgage Trust, Series 2023-NLP, Class A, 6.095%, due 03/15/40[2,3]	2,640,000	2,674,340
OBX Trust, Series 2021-NQM4, Class A1, 1.957%, due 10/25/61[2,3]	282,253	235,176
	Face amount[1]	Value
Mortgage-backed securities—(continued)
One Bryant Park Trust, Series 2019-OBP, Class A, 2.516%, due 09/15/54[3]	3,100,000	$2,676,679
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614%, due 02/10/32[3]	73,045	65,756
Series 2017-1MKT, Class C, 4.016%, due 02/10/32[3]	100,000	86,005
ONE Mortgage Trust, Series 2021-PARK, Class E, 1 mo. USD Term SOFR + 1.864%, 7.194%, due 03/15/36[2,3]	150,000	140,590
ONNI Commerical Mortgage Trust, Series 2024-APT, Class C, 6.645%, due 07/15/39[2,3]	136,000	136,101
ORL Trust, Series 2023-GLKS, Class D, 1 mo. USD Term SOFR + 4.301%, 9.630%, due 10/19/36[2,3]	128,000	128,240
RFMSI Trust, Series 2004-S9, Class 1A23, 5.500%, due 12/25/34	145,139	136,666
SCOTT Trust, Series 2023-SFS, Class A, 5.910%, due 03/10/40[3]	1,125,000	1,145,897
Sequoia Mortgage Trust, Series 2007-3, Class 1A1, 1 mo. USD Term SOFR + 0.514%, 5.860%, due 07/20/36[2]	37,413	32,256
Series 2024-4, Class A10, 6.000%, due 05/25/54[2,3]	214,710	215,676
SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.737%, due 12/25/61[2,3]	447,932	374,941
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 3A, 6.551%, due 07/25/34[2]	123,575	117,813
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 11A1, 1 mo. USD Term SOFR + 0.534%, 5.884%, due 04/25/36[2]	323,664	282,670
Structured Asset Mortgage Investments Trust, Series 2002-AR3, Class A1, 1 mo. USD Term SOFR + 0.774%, 6.116%, due 09/19/32[2]	13,188	12,594
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1, 4.452%, due 09/25/37[2]	81,818	80,500
Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.750%, due 09/25/62[3]	218,861	207,807
Verus Securitization Trust, Series 2021-6, Class A1, 1.630%, due 10/25/66[2,3]	563,585	478,185
Series 2021-6, Class A3, 1.887%, due 10/25/66[2,3]	217,049	185,536

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]	Value
Mortgage-backed securities—(concluded)
Series 2022-4, Class A3, 4.740%, due 04/25/67[2,3]	110,043	$106,237
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2A1, 3.905%, due 03/25/36[2]	310,939	272,457
Series 2005-AR13, Class A1A1, 1 mo. USD Term SOFR + 0.694%, 6.044%, due 10/25/45[2]	164,531	159,289
Series 2006-AR9, Class 1A, 1 yr. MTA + 1.000%, 6.173%, due 08/25/46[2]	219,898	200,118
Series 2002-AR6, Class A, 1 yr. MTA + 1.400%, 6.573%, due 06/25/42[2]	4,463	4,067
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class B, 3.811%, due 11/15/49	143,000	133,760
Series 2017-C39, Class C, 4.118%, due 09/15/50	76,000	67,596
Series 2015-NXS4, Class C, 4.671%, due 12/15/48[2]	54,000	50,988
Series 2024-1CHI, Class C, 6.226%, due 07/15/35[2,3]	132,000	131,721
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, 0.637%, due 09/15/57[2]	2,997,817	43
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class C, 1 mo. USD Term SOFR + 4.083%, 9.412%, due 11/15/27[2,3]	3,100,000	3,101,938
Total mortgage-backed securities (cost—$47,372,490)		46,510,101
Municipal bonds—0.4%
California—0.0%†
Golden State Tobacco Securitization Corp., Revenue Bonds, Series A-1, 3.714%, due 06/01/41	200,000	159,908
Florida—0.1%
State Board of Administration Finance Corp., Florida Hurricane Catastrophe Fund, Revenue Bonds, Series A, 5.526%, due 07/01/34	200,000	205,230
Illinois—0.3%
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds, Series B, 3.057%, due 01/01/34	1,400,000	1,216,264
	Face amount[1]		Value
Municipal bonds—(concluded)
Texas—0.0%†
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023-1,Class A1 5.102%, due 04/01/35		97,004	$98,544
Total municipal bonds (cost—$1,704,125)			1,679,946
Non-U.S. government agency obligations—0.8%
Angola—0.0%†
Angola Government International Bonds 8.750%, due 04/14/32[3]		10,000	8,901
Angolan Government International Bond 9.375%, due 05/08/48[3]		35,000	29,455
			38,356
Brazil—0.0%†
Brazil Letras do Tesouro Nacional 0.000%, due 04/01/25	BRL	800,000	131,888
Colombia—0.0%†
Colombia Government International Bonds 3.000%, due 01/30/30		50,000	41,625
Dominican Republic—0.0%†
Dominican Republic International Bonds 6.850%, due 01/27/45[3]		110,000	110,962
El Salvador—0.0%†
El Salvador Government International Bonds 9.500%, due 07/15/52[3]		25,000	20,219
Guatemala—0.0%†
Guatemala Government Bonds 3.700%, due 10/07/33[3]		45,000	37,294
Indonesia—0.1%
Indonesia Government International Bonds 4.625%, due 04/15/43[3]		165,000	151,903
Israel—0.1%
Israel Government International Bonds 5.500%, due 03/12/34		200,000	195,312
Japan—0.1%
Japan Bank for International Cooperation 2.875%, due 07/21/27		300,000	287,938
Japan International Cooperation Agency 2.750%, due 04/27/27		300,000	286,962
			574,900
Mexico—0.1%
Mexico Government International Bonds 3.500%, due 02/12/34		175,000	145,600
4.400%, due 02/12/52		175,000	130,211
			275,811

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Mongolia—0.0%†
Mongolia Government International Bonds 5.125%, due 04/07/26[3]		55,000	$53,631
Oman—0.0%†
Oman Government International Bonds 7.000%, due 01/25/51[3]		70,000	75,163
Panama—0.0%†
Panama Government International Bonds 2.252%, due 09/29/32		80,000	59,120
Paraguay—0.1%
Paraguay Government International Bond 5.400%, due 03/30/50[3]		35,000	31,203
Paraguay Government International Bonds 3.849%, due 06/28/33[3]		40,000	35,437
4.950%, due 04/28/31[3]		70,000	68,316
			134,956
Poland—0.0%†
Republic of Poland Government International Bonds 5.125%, due 09/18/34		100,000	100,169
Qatar—0.0%†
Qatar Government International Bonds 4.400%, due 04/16/50[3]		60,000	53,269
Romania—0.1%
Romania Government International Bonds 3.000%, due 02/14/31[6]		104,000	88,232
3.625%, due 03/27/32[3]		50,000	43,203
4.000%, due 02/14/51[3]		60,000	42,187
5.375%, due 03/22/31[3]	EUR	250,000	273,184
			446,806
Saudi Arabia—0.1%
Saudi Government International Bonds 3.250%, due 11/17/51[3]		120,000	79,800
3.750%, due 01/21/55[3]		50,000	35,703
4.875%, due 07/18/33[3]		200,000	197,688
5.000%, due 01/18/53[3]		200,000	177,875
			491,066
South Africa—0.0%†
Republic of South Africa Government International Bonds 5.650%, due 09/27/47		90,000	69,412
5.750%, due 09/30/49		45,000	34,594
			104,006
United Kingdom—0.1%
U.K. Gilts 4.375%, due 07/31/54[6]	GBP	365,000	456,134
	Face amount[1]	Value
Non-U.S. government agency obligations—(concluded)
Uruguay—0.0%†
Uruguay Government International Bonds 5.100%, due 06/18/50	50,000	$48,281
Total non-U.S. government agency obligations (cost $3,905,390)		3,600,871
	Number of shares
Preferred stocks—0.3%
Capital markets—0.3%
Trinity Capital, Inc. (cost—$1,250,000)	50,000	1,256,000
	Face amount[1]
U.S. government agency obligations—10.7%
Federal Home Loan Mortgage Corp. 2.500%, due 02/01/51	88,254	74,107
2.500%, due 03/01/52	88,438	74,222
2.500%, due 10/01/53	143,962	121,089
3.500%, due 05/01/52	491,215	445,552
3.500%, due 07/01/52	309,838	281,213
3.500%, due 11/01/52	502,032	455,208
4.000%, due 04/01/52	504,599	473,904
4.000%, due 10/01/52	301,253	282,261
4.000%, due 11/01/52	436,718	409,112
4.000%, due 01/01/53	278,996	261,360
4.500%, due 08/01/52	998,614	962,853
4.500%, due 09/01/52	446,120	430,015
4.500%, due 10/01/52	222,207	214,511
5.000%, due 10/01/52	219,633	216,695
5.000%, due 11/01/52	298,138	294,065
5.000%, due 12/01/52	427,543	421,559
5.000%, due 02/01/53	221,304	218,069
5.000%, due 04/01/53	411,743	405,569
5.000%, due 05/01/53	700,357	689,898
5.000%, due 03/01/54	200,000	197,005
5.500%, due 04/01/53	519,439	520,641
5.500%, due 07/01/53	833,838	836,029
5.500%, due 08/01/53	397,411	399,071
5.500%, due 10/01/53	194,666	195,027
5.500%, due 12/01/53	441,438	442,228
5.500%, due 03/01/54	122,612	123,209
5.500%, due 06/01/54	297,240	297,839
6.000%, due 06/01/53	207,754	211,396
6.000%, due 07/01/53	431,846	438,092
6.000%, due 08/01/53	182,378	184,987
6.000%, due 10/01/53	306,839	311,228
6.000%, due 02/01/54	202,949	205,852
7.645%, due 05/01/25	127,193	126,789
Federal Home Loan Mortgage Corp. STACR REMICS Trust 30 day USD SOFR Average + 2.000%, 7.347%, due 03/25/44[2,3]	210,000	210,920

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]	Value
U.S. government agency obligations—(continued)
30 day USD SOFR Average + 4.350%, 9.697%, due 04/25/42[2,3]	111,000	$118,446
Federal National Mortgage Association 2.500%, due 09/01/51	404,571	340,779
2.500%, due 10/01/51	480,730	404,799
2.500%, due 12/01/51	539,904	454,291
3.000%, due 02/01/52	968,777	850,519
3.000%, due 07/01/52	149,444	130,528
3.000%, due 03/01/53	47,166	41,196
3.500%, due 07/01/52	27,295	24,756
3.750%, due 11/01/26[2,4,5]	2,179	2,179
4.000%, due 06/01/52	573,180	537,845
4.000%, due 07/01/52	204,145	191,727
4.000%, due 10/01/52	541,948	508,826
4.500%, due 08/01/52	219,145	211,268
4.500%, due 09/01/52	664,911	640,943
4.500%, due 10/01/52	239,991	231,664
4.500%, due 01/01/53	233,290	224,796
4.500%, due 05/01/53	415,072	400,307
1 yr. CMT + 2.100%, 4.799%, due 05/01/30[2]	10,237	10,112
5.000%, due 10/01/52	274,166	270,324
5.000%, due 12/01/52	514,770	507,565
5.000%, due 02/01/53	444,165	438,102
5.000%, due 03/01/53	392,476	386,765
5.000%, due 04/01/53	421,391	415,537
5.000%, due 05/01/53	91,445	90,077
5.000%, due 06/01/53	660,307	650,419
5.000%, due 07/01/53	188,287	186,168
5.188%, due 11/01/34[2]	1,124,595	1,124,595
5.500%, due 01/01/53	422,366	423,416
5.500%, due 02/01/53	219,438	219,953
5.500%, due 03/01/53	59,490	59,631
5.500%, due 07/01/53	289,774	290,364
5.500%, due 09/01/53	295,303	295,868
5.500%, due 02/01/54	217,401	217,750
5.500%, due 03/01/54	193,935	194,278
5.500%, due 06/01/54	173,455	173,830
1 yr. USD RFUCCT + 1.603%, 5.978%, due 12/01/35[2]	12,286	12,280
6.000%, due 06/01/53	403,971	409,907
6.000%, due 07/01/53	450,784	457,232
6.000%, due 08/01/53	45,440	46,090
6.000%, due 09/01/53	330,007	334,727
6.000%, due 10/01/53	328,981	333,686
6.000%, due 12/01/53	60,995	61,868
6.000%, due 02/01/54	133,297	135,919
1 yr. USD RFUCCT + 1.780%, 6.030%, due 11/01/35[2]	2,840	2,858
1 yr. USD RFUCCT + 1.831%, 6.206%, due 03/01/36[2]	13,396	13,465
1 yr. USD RFUCCT + 1.912%, 6.287%, due 02/01/36[2]	13,833	13,938
1 yr. USD RFUCCT + 1.815%, 6.323%, due 03/01/36[2]	14,644	14,709
1 yr. CMT + 2.405%, 6.655%, due 05/01/27[2]	233	232
	Face amount[1]	Value
U.S. government agency obligations—(concluded)
6 mo. USD RFUCCT + 1.538%, 6.663%, due 01/01/36[2]	2,456	$2,459
1 yr. CMT + 2.230%, 6.866%, due 04/01/27[2]	2,702	2,707
Government National Mortgage Association 1 yr. CMT + 1.500%, 3.625%, due 07/20/25[2]	199	197
1 yr. CMT + 1.500%, 3.875%, due 05/20/26[2]	1,032	1,022
1 yr. CMT + 1.500%, 4.625%, due 01/20/26[2]	343	339
5.000%, due 12/20/49	41,160	41,308
Uniform Mortgage-Backed Security, TBA 2.500%	1,205,000	1,010,237
3.500%	800,000	726,027
4.000%	4,800,000	4,500,211
4.500%	900,000	867,461
5.000%	5,390,000	5,312,258
5.500%	10,195,000	10,213,879
6.000%	400,000	405,756
Total U.S. government agency obligations(cost—$47,353,293)		47,621,970
U.S. Treasury obligations—11.0%
U.S. Treasury Bonds 1.375% due 08/15/50	7,195,000	3,810,258
1.625% due 11/15/50	2,000,000	1,132,656
2.250% due 08/15/49	100,000	66,832
2.375% due 02/15/42	600,000	451,992
2.875% due 08/15/45	500,000	392,422
2.875% due 05/15/49	200,000	152,539
3.000% due 11/15/44	500,000	403,066
3.000% due 02/15/49	200,000	156,336
3.000% due 08/15/52	2,400,000	1,865,437
3.250% due 05/15/42	11,000,000	9,440,234
3.625% due 02/15/53	10,400,000	9,134,531
3.875% due 02/15/43	300,000	279,645
3.875% due 05/15/43	900,000	837,563
4.375% due 08/15/43	400,000	398,047
U.S. Treasury Inflation-Indexed Bonds 0.125% due 02/15/51	120,626	72,588
0.750% due 02/15/45	400,098	309,331
1.000% due 02/15/46	265,086	213,609
1.000% due 02/15/49	124,804	98,040
1.500% due 02/15/53	422,604	367,191
U.S. Treasury Inflation-Indexed Notes 0.125% due 10/15/24	244,812	242,660
0.125% due 10/15/25	121,036	117,245
0.125% due 07/15/31	703,050	629,496
0.125% due 01/15/32	339,879	300,452
0.250% due 01/15/25	1,060,744	1,038,523
0.375% due 07/15/25	1,191,879	1,163,140
0.625% due 01/15/26	132,171	128,191
0.625% due 07/15/32	972,801	890,254
1.250% due 04/15/28	1,465,828	1,431,818
U.S. Treasury Notes 0.500% due 08/31/27	5,900,000	5,297,094

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]	Value
U.S. Treasury obligations—(concluded)
2.625% due 07/31/29	700,000	$658,465
4.125% due 03/31/29	7,000,000	7,053,047
4.250% due 12/31/24[11]	283,000	281,970
Total U.S. Treasury obligations (cost—$52,956,930)		48,814,672
	Number of shares
Common stocks—0.7%
Mortgage real estate investment—0.7%
Ellington Financial, Inc.,Series C (cost—$3,025,000)	121,000	2,962,080
Exchange traded funds—0.3%
Invesco Senior Loan ETF (cost—$1,676,021)	73,013	1,533,273
	Face amount[1]
Short-term investments—2.6%
Commercial paper—0.1%
Electric—0.1%
NextEra Energy Capital Holdings, Inc., 5.570% due 08/13/24[3,12] (cost—$249,536)	250,000	249,536
	Number of shares
Investment companies—1.9%
State Street Institutional U.S. Government Money Market Fund, 5.263%[13] (cost $8,673,590)	8,673,590	8,673,590
	Face amount[1]
Short-term U.S. treasury obligations—0.6%
U.S. Treasury Bills 5.149% due 01/23/25[11,13]	1,450,000	1,415,390
5.338% due 10/10/24[11,13]	1,300,000	1,286,944
Total short-term U.S. treasury obligations (cost—$2,702,129)		2,702,334
Total short-term investments (cost—$11,625,255)		11,625,460
	Number of shares
Investment of cash collateral from securities loaned—1.1%
Money market funds—1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.267%[13] (cost—$4,915,118)	4,915,118	4,915,118
	Number of contracts	Notional amount		Value
Options purchased—0.0%†
Put options—0.0%†
Call USD vs. Put GBP strike @ 1.200, expires 09/26/24 (Counterparty: GS)	200,000	USD	240,000	$31
CDX.NA.IG.S42 strike @ 0.600, expires 09/18/24 (Counterparty: BNP)	900,000	USD	540,000	678
CDX.NA.IG.S42 strike @ 0.600, expires 11/20/24 (Counterparty: BNP)	600,000	USD	360,000	1,116
CDX.NA.IG.S42 strike @ 0.600, expires 11/20/24 (Counterparty: GSI)	600,000	USD	360,000	1,116
Total put options				2,941
Call options—0.0%†
Call USD vs. Put CNH strike @ 7.400, expires 12/06/24 (Counterparty: BNP)	100,000	USD	740,000	303
Call USD vs. Put CNH strike @ 7.375, expires 02/14/25 (Counterparty: HSBC)	100,000	USD	738,000	554
Call USD vs. Put CNH strike @ 7.325, expires 12/06/24 (Counterparty: BNP)	100,000	USD	733,000	478
Total call options				1,335
Total options purchased (cost—$42,678)				4,276
Swaptions purchased—0.0%†
Put swaptions—0.0%†
30 Year USD SOFR Interest Rate Swap strike @ 3.920, expires 02/27/25 (Counterparty: GS; pay floating rate); underlying swap terminates 03/03/55	100,000	USD	100,000	2,219
30 Year USD SOFR Interest Rate Swap strike @ 4.329, expires 05/29/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/02/55	200,000	USD	200,000	3,145
Total put swaptions				5,364

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Call swaptions—0.0%†
1 Year USD SOFR Interest Rate Swap strike @ 2.749, expires 11/13/24 (Counterparty: GS; pay floating rate); underlying swap terminates 11/15/25	1,800,000	USD	1,800,000	$1,692
1 Year USD SOFR Interest Rate Swap strike @ 2.725, expires 11/14/24 (Counterparty: GS; pay floating rate); underlying swap terminates 11/18/25	900,000	USD	900,000	801
1 Year USD SOFR Interest Rate Swap strike @ 2.754, expires 11/15/24 (Counterparty: GS; pay floating rate); underlying swap terminates 11/19/25	900,000	USD	900,000	908
1 Year USD SOFR Interest Rate Swap strike @ 2.765, expires 11/18/24 (Counterparty: GS; pay floating rate); underlying swap terminates 11/20/25	900,000	USD	900,000	966
1 Year USD SOFR Interest Rate Swap strike @ 2.800, expires 11/20/24 (Counterparty: GS; pay floating rate); underlying swap terminates 11/22/25	900,000	USD	900,000	1,155
1 Year USD SOFR Interest Rate Swap strike @ 2.820, expires 11/21/24 (Counterparty: GS; pay floating rate); underlying swap terminates 11/25/25	900,000	USD	900,000	1,267
1 Year USD SOFR Interest Rate Swap strike @ 2.850, expires 11/22/24 (Counterparty: GS; pay floating rate); underlying swap terminates 11/26/25	900,000	USD	900,000	1,422
	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Call swaptions—(continued)
1 Year USD SOFR Interest Rate Swap strike @ 2.920, expires 11/25/24 (Counterparty: GS; pay floating rate); underlying swap terminates 11/27/25	900,000	USD	900,000	$1,800
1 Year USD SOFR Interest Rate Swap strike @ 2.930, expires 11/29/24 (Counterparty: GS; pay floating rate); underlying swap terminates 12/03/25	1,800,000	USD	1,800,000	4,007
1 Year USD SOFR Interest Rate Swap strike @ 2.920, expires 12/03/24 (Counterparty: GS; pay floating rate); underlying swap terminates 12/05/25	900,000	USD	900,000	2,008
1 Year USD SOFR Interest Rate Swap strike @ 2.840, expires 12/05/24 (Counterparty: GS; pay floating rate); underlying swap terminates 12/09/25	900,000	USD	900,000	1,677
1 Year USD SOFR Interest Rate Swap strike @ 2.900, expires 12/09/24 (Counterparty: GS; pay floating rate); underlying swap terminates 12/11/25	900,000	USD	900,000	2,050
1 Year USD SOFR Interest Rate Swap strike @ 2.930, expires 12/11/24 (Counterparty: GS; pay floating rate); underlying swap terminates 12/13/25	900,000	USD	900,000	2,308
1 Year USD SOFR Interest Rate Swap strike @ 2.900, expires 12/13/24 (Counterparty: GS; pay floating rate); underlying swap terminates 12/17/25	900,000	USD	900,000	2,204

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

	Number of contracts	Notional amount		Value
Swaptions purchased—(concluded)
Call swaptions—(concluded)
1 Year USD SOFR Interest Rate Swap strike @ 2.800, expires 12/17/24 (Counterparty: GS; pay floating rate); underlying swap terminates 12/19/25	900,000	USD	900,000	$1,733
Total call swaptions				25,998
Total swaptions purchased (cost—$11,197)				31,362
Total investments (cost—$485,933,098)—108.7%				482,363,138
Liabilities in excess of other assets—(8.7)%				(38,487,444)
Net assets—100.0%				$443,875,694

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Unrealized Current value	appreciation (depreciation)
USD	112,000	1,000	U.S. Treasury 10 Year Notes, strike @ 112.000	GS	08/23/24	$342	$(859)	$(517)
USD	338,000	3,000	U.S. Treasury 10 Year Notes, strike @ 112.500	GS	08/23/24	903	(1,735)	(832)
Total						$1,245	$(2,594)	$(1,349)
			Put options
GBP	440,000	400,000	Call USD vs. Put GBP, strike @ 1.100	GS	09/26/24	$4,099	$—	$4,099
USD	218,000	2,000	U.S. Treasury 10 Year Notes, strike @ 109.000	GS	08/23/24	716	(62)	654
USD	220,000	2,000	U.S. Treasury 10 Year Notes, strike @ 110.000	GS	08/23/24	669	(156)	513
USD	1,440,000	1,800,000	CDX.NA.IG.S42, strike @ 0.800	BNP	09/18/24	2,100	(382)	1,718
USD	960,000	1,200,000	CDX.NA.IG.S42, strike @ 0.800	BNP	11/20/24	1,080	(1,006)	74
USD	960,000	1,200,000	CDX.NA.IG.S42, strike @ 0.800	GSI	11/20/24	1,201	(1,006)	195
Total						$9,865	$(2,612)	$7,253
Total options written						$11,110	$(5,206)	$5,904

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

Swaptions written

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
EUR	200	200,000	10 Year USD SOFR Interest Rate Swap strike @ 2.310 terminating 11/15/34	GS	Pay	11/13/24	$—	$(1,301)	$(1,301)
EUR	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 2.300 terminating 11/18/34	GS	Pay	11/14/24	—	(638)	(638)
EUR	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 2.310 terminating 11/19/34	GS	Pay	11/15/24	—	(672)	(672)
EUR	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 2.310 terminating 11/20/34	GS	Pay	11/18/24	—	(682)	(682)
EUR	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 2.350 terminating 11/22/34	GS	Pay	11/20/24	—	(809)	(809)
EUR	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 2.357 terminating 11/25/34	GS	Pay	11/21/24	—	(842)	(842)
EUR	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 2.360 terminating 11/26/34	GS	Pay	11/22/24	—	(861)	(861)
EUR	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 2.400 terminating 11/27/34	GS	Pay	11/25/24	(1)	(998)	(999)
EUR	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 2.465 terminating 12/03/34	GS	Pay	11/29/24	—	(1,285)	(1,285)
EUR	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 2.468 terminating 12/03/34	GS	Pay	11/29/24	—	(1,295)	(1,295)
EUR	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 2.440 terminating 12/05/34	GS	Pay	12/03/24	—	(1,211)	(1,211)
EUR	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 2.363 terminating 12/09/34	GS	Pay	12/05/24	—	(969)	(969)
EUR	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 2.395 terminating 12/11/34	GS	Pay	12/09/24	—	(1,098)	(1,098)
EUR	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 2.468 terminating 12/13/34	GS	Pay	12/11/24	—	(1,395)	(1,395)
EUR	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 2.425 terminating 12/17/34	GS	Pay	12/13/24	—	(1,252)	(1,252)
EUR	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 2.353 terminating 12/19/34	GS	Pay	12/17/24	—	(1,025)	(1,025)
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.850 terminating 08/05/34	BOA	Pay	08/01/24	385	(1,887)	(1,502)
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.795 terminating 08/06/34	GS	Pay	08/02/24	395	(1,440)	(1,045)
USD	100	100,000	1 Day USD SOFR Interest Rate Swap strike @ 3.715 terminating 08/07/34	MSCI	Pay	08/05/24	397	(866)	(469)
EUR	100	100,000	6 mo. EURIBOR strike @ 2.680 terminating 08/07/34	CITI	Pay	08/05/24	276	(967)	(691)
USD	100	100,000	1 Day USD SOFR Interest Rate Swap strike @ 3.645 terminating 08/07/34	GS	Pay	08/05/24	340	(452)	(112)
EUR	100	100,000	5 Year USD SOFR Interest Rate Swap strike @ 2.700 terminating 08/09/29	NW	Pay	08/09/24	149	(737)	(588)
USD	100	100,000	1 Day USD SOFR Interest Rate Swap strike @ 3.679 terminating 08/13/34	GS	Pay	08/09/24	368	(835)	(467)
EUR	100	100,000	5 Year USD SOFR Interest Rate Swap strike @ 2.650 terminating 08/12/29	MSCI	Pay	08/12/24	137	(544)	(407)

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

Swaptions written—(continued)

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	100	100,000	1 Day USD SOFR Interest Rate Swap strike @ 3.595 terminating 08/19/34	GS	Pay	08/15/24	$355	$(596)	$(241)
USD	100	100,000	1 Day USD SOFR Interest Rate Swap strike @ 3.532 terminating 08/20/34	GS	Pay	08/16/24	355	(414)	(59)
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.558 terminating 08/21/34	GS	Pay	08/19/24	340	(514)	(174)
USD	100	100,000	1 Day USD SOFR Interest Rate Swap strike @ 3.613 terminating 08/22/34	GS	Pay	08/20/24	357	(738)	(381)
USD	100	100,000	1 Day USD SOFR Interest Rate Swap strike @ 3.599 terminating 08/28/34	GS	Pay	08/26/24	360	(755)	(395)
USD	100	100,000	1 Day USD SOFR Interest Rate Swap strike @ 3.643 terminating 08/28/34	GS	Pay	08/26/24	365	(944)	(579)
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.611 terminating 08/28/34	GS	Pay	08/26/24	404	(804)	(400)
USD	100	100,000	1 Day USD SOFR Interest Rate Swap strike @ 3.555 terminating 08/28/34	GS	Pay	08/26/24	370	(595)	(225)
USD	100	100,000	1 Day USD SOFR Interest Rate Swap strike @ 3.565 terminating 08/28/34	GS	Pay	08/26/24	360	(629)	(269)
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.525 terminating 09/04/34	JPMCB	Pay	08/30/24	375	(622)	(247)
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.514 terminating 09/04/34	GS	Pay	08/30/24	378	(588)	(210)
EUR	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 2.480 terminating 09/04/34	BB	Pay	09/02/24	279	(409)	(130)
USD	100	100,000	1 Day USD SOFR Interest Rate Swap strike @ 3.470 terminating 09/04/34	JPMCB	Pay	08/30/24	377	(469)	(92)
Total							$7,121	$(32,138)	$(25,017)
			Put swaptions
USD	400	400,000	5 Year USD SOFR Interest Rate Swap strike @ 4.244 terminating 03/03/30	GS	Pay	02/27/25	$4,600	$(1,387)	$3,213
USD	1,000	1,000,000	5 Year USD SOFR Interest Rate Swap strike @ 4.750 terminating 06/02/30	MSCI	Pay	05/29/25	8,875	(2,319)	6,556
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 4.250 terminating 08/05/34	BOA	Pay	08/01/24	385	—	385
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 4.195 terminating 08/06/34	GS	Pay	08/02/24	395	—	395
USD	100	100,000	1 Day USD SOFR Interest Rate Swap strike @ 4.115 terminating 08/07/34	MSCI	Pay	08/05/24	398	—	398
EUR	100	100,000	6 mo. EURIBOR strike @ 2.970 terminating 08/07/34	CITI	Pay	08/05/24	276	—	276
USD	100	100,000	1 Day USD SOFR Interest Rate Swap strike @ 4.045 terminating 08/07/34	GS	Pay	08/05/24	340	—	340
EUR	100	100,000	5 Year USD SOFR Interest Rate Swap strike @ 2.950 terminating 08/09/29	NW	Pay	08/09/24	150	(2)	148
USD	100	100,000	1 Day USD SOFR Interest Rate Swap strike @ 4.029 terminating 08/13/34	GS	Pay	08/09/24	368	(8)	360
EUR	100	100,000	5 Year USD SOFR Interest Rate Swap strike @ 2.910 terminating 08/12/29	MSCI	Pay	08/12/24	136	(4)	132

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

Swaptions written—(concluded)

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	100	100,000	1 Day USD SOFR Interest Rate Swap strike @ 3.945 terminating 08/19/34	GS	Pay	08/15/24	$355	$(54)	$301
USD	100	100,000	1 Day USD SOFR Interest Rate Swap strike @ 3.882 terminating 08/20/34	GS	Pay	08/16/24	355	(103)	252
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.908 terminating 08/21/34	GS	Pay	08/19/24	340	(92)	248
USD	100	100,000	1 Day USD SOFR Interest Rate Swap strike @ 3.963 terminating 08/22/34	GS	Pay	08/20/24	358	(66)	292
USD	100	100,000	1 Day USD SOFR Interest Rate Swap strike @ 3.949 terminating 08/28/34	GS	Pay	08/26/24	361	(94)	267
USD	100	100,000	1 Day USD SOFR Interest Rate Swap strike @ 3.993 terminating 08/28/34	GS	Pay	08/26/24	365	(68)	297
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.961 terminating 08/28/34	GS	Pay	08/26/24	404	(86)	318
USD	100	100,000	1 Day USD SOFR Interest Rate Swap strike @ 3.915 terminating 08/28/34	GS	Pay	08/26/24	360	(120)	240
USD	100	100,000	1 Day USD SOFR Interest Rate Swap strike @ 3.905 terminating 08/28/34	GS	Pay	08/26/24	370	(128)	242
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.875 terminating 09/04/34	JPMCB	Pay	08/30/24	375	(221)	154
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.864 terminating 09/04/34	GS	Pay	08/30/24	379	(236)	143
EUR	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 2.760 terminating 09/04/34	BB	Pay	09/02/24	279	(203)	76
USD	100	100,000	1 Day USD SOFR Interest Rate Swap strike @ 3.820 terminating 09/04/34	JPMCB	Pay	08/30/24	377	(304)	73
Total							$20,601	$(5,495)	$15,106
Total swaptions written							$27,722	$(37,633)	$(9,911)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
4	EUR	Euro Bund 10 Year Futures	September 2024	$566,285	$578,917	$12,632
20	EUR	EURO Schatz 2 Year Index Futures	September 2024	2,279,891	2,295,993	16,102
Interest rate futures buy contracts:
12	CAD	Canadian Bond 10 Year Futures	September 2024	$1,036,174	$1,068,540	$32,366
U.S. Treasury futures buy contracts:
103	USD	U.S. Long Bond Futures	September 2024	$12,093,456	$12,440,468	$347,012
257	USD	U.S. Treasury Note 10 Year Futures	September 2024	28,127,128	28,735,813	608,685
148	USD	U.S. Treasury Note 2 Year Futures	September 2024	30,137,796	30,394,344	256,548
296	USD	U.S. Treasury Note 5 Year Futures	September 2024	31,414,959	31,935,625	520,666
239	USD	Ultra U.S. Treasury Bond Futures	September 2024	29,761,737	30,584,531	822,794
167	USD	Ultra U.S. Treasury Note 10 Year Futures	September 2024	18,827,764	19,301,547	473,783
Total				$154,245,190	$157,335,778	$3,090,588

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Interest rate futures sell contracts:
5	EUR	EURO Bobl 5 Year Index Future	September 2024	$(624,242)	$(635,876)	$(11,634)
4	GBP	Long Gilt Futures	September 2024	(500,075)	(510,209)	(10,134)
U.S. Treasury futures sell contracts:
220	USD	U.S. Treasury Note 5 Year Futures	September 2024	$(23,343,842)	$(23,735,937)	$(392,095)
57	USD	Ultra U.S. Treasury Bond Futures	September 2024	(7,062,950)	(7,294,219)	(231,269)
37	USD	Ultra U.S. Treasury Note 10 Year Futures	September 2024	(4,159,846)	(4,276,391)	(116,545)
Total				$(35,690,955)	$(36,452,632)	$(761,677)
Net unrealized appreciation (depreciation)						$2,328,911

Centrally cleared credit default swap agreements on corporate issues—sell protection14

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[15]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
AT&T, Inc., 3.800%, due 06/20/28	USD	400	06/20/28	Quarterly	1.000%	$1,223	$7,206	$8,429
Boeing Co., 2.600%, due 06/20/26	USD	100	06/20/26	Quarterly	1.000	(321)	523	202
Boeing Co., 2.600%, due 06/20/29	USD	200	06/20/29	Quarterly	1.000	1,948	(2,037)	(89)
T-Mobile USA, Inc., 4.750%, due 06/20/28	USD	200	06/20/28	Quarterly	5.000	(26,777)	34,483	7,706
Verizon Communications, Inc., 4.125%, due 06/20/28	USD	400	06/20/28	Quarterly	1.000	824	7,641	8,465
Verizon Communications, Inc., 4.125%, due 06/20/28	USD	100	12/20/28	Quarterly	1.000	208	1,930	2,138
Total						$(22,895)	$49,746	$26,851

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[15]	Payments received by the portfolio[15]	Value	Unrealized appreciation (depreciation)
AUD	500	09/20/33	Semi-annual	6 Month AUD Bank Bill Swap	4.500%	$7,884	$14,858
AUD	300	03/20/34	Semi-annual	6 Month AUD Bank Bill Swap	4.500	4,594	12,684
AUD	500	09/18/34	Semi-annual	6 mo. AUD Bank Bill Swap	4.500	8,894	6,622
BRL	4,300	01/04/27	At Maturity	1 day BRL CDI	11.548	(2,225)	(2,225)
BRL	4,700	01/04/27	At Maturity	1 day BRL CDI	11.496	(3,246)	(3,246)
BRL	2,150	01/04/27	At Maturity	1 day BRL CDI	11.528	(1,288)	(1,288)
BRL	1,300	01/04/27	At Maturity	1 day BRL CDI	11.945	841	841
BRL	2,500	01/04/27	At Maturity	1 day BRL CDI	11.454	(2,285)	(2,285)
BRL	1,400	01/04/27	At Maturity	1 day BRL CDI	11.407	(1,483)	(1,483)
CAD	1,100	06/01/32	Semi-annual	3.500%	1 day CAD CORRA	(22,618)	(13,836)
CAD	300	12/20/33	Semi-annual	3.750	1 day CAD CORRA	(10,997)	(9,879)
EUR	200	03/09/33	Annual	6 Month EURIBOR	2.547	(1,659)	(1,659)
EUR	2,300	09/18/34	Annual	6 Month EURIBOR	2.750	38,253	9,619
EUR	1,000	09/18/54	Semi-annual	2.500	6 mo. EURIBOR	(28,931)	14,157

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[15]	Payments received by the portfolio[15]	Value	Unrealized appreciation (depreciation)
JPY	98,700	09/20/43	Annual	1.000	1 day JPY TONA	$44,616	$36,916
USD	400	05/31/28	Annual	3.807	1 day USD SOFR	5	5
USD	200	06/20/29	Annual	3.750	1 day USD SOFR	158	1,690
USD	100	10/31/30	Annual	3.727	1 day USD SOFR	63	63
USD	100	10/31/30	Annual	3.722	1 day USD SOFR	92	92
USD	200	10/31/30	Annual	3.739	1 day USD SOFR	(21)	(21)
USD	100	10/31/30	Annual	3.732	1 day USD SOFR	33	33
USD	675	04/30/31	Annual	3.694	1 day USD SOFR	(4,463)	(4,463)
USD	100	04/30/31	Annual	3.662	1 day USD SOFR	(106)	(106)
USD	200	04/30/31	Annual	3.600	1 day USD SOFR	511	511
USD	300	06/15/32	Annual	1.750	1 day USD SOFR	39,426	2,995
USD	1,200	06/21/33	Annual	3.000	1 day USD SOFR	63,834	44,489
USD	1,800	08/15/33	Annual	3.687	1 day USD SOFR	2,813	2,813
USD	700	08/15/33	Annual	3.734	1 day USD SOFR	(1,562)	(1,562)
USD	300	08/15/33	Annual	3.763	1 day USD SOFR	(1,369)	(1,369)
USD	200	08/15/33	Annual	3.753	1 day USD SOFR	(749)	(749)
USD	700	08/15/33	Annual	3.717	1 day USD SOFR	(583)	(583)
USD	300	08/15/33	Annual	3.745	1 day USD SOFR	(932)	(932)
USD	300	08/15/33	Annual	3.754	1 day USD SOFR	(1,153)	(1,153)
USD	100	11/22/33	Annual	4.250	1 day USD SOFR	(3,744)	(3,744)
USD	100	12/19/33	Annual	3.950	1 day USD SOFR	(1,723)	(1,723)
USD	600	12/20/33	Annual	3.500	1 day USD SOFR	15,151	12,238
USD	100	01/08/34	Annual	3.648	1 day USD SOFR	767	767
USD	100	01/08/34	Annual	3.670	1 day USD SOFR	576	576
USD	100	01/09/34	Annual	3.594	1 day USD SOFR	1,218	1,218
USD	100	04/29/34	Annual	1 day USD SOFR	4.078%	3,361	3,361
USD	300	02/18/35	Annual	4.095	1 day USD SOFR	(13,667)	(13,667)
USD	1,800	06/20/54	Annual	3.500	1 day USD SOFR	28,493	(16,598)
USD	200	12/18/54	Annual	3.500	1 day USD SOFR	131	(4,637)
USD	1,700	10/18/24	At Maturity	5.388	1 day USD SOFR	(516)	(516)
USD	1,600	05/31/25	At Maturity	5.160	1 day USD SOFR	(3,535)	(3,485)
USD	800	12/18/25	At Maturity	3.500	1 day USD SOFR	5,028	4,643
Total						$157,887	$79,982

OTC credit default swap agreements on corporate issues—sell protection14

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[14]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	Banco do Brasil SA, 4.625%, due 12/20/24	USD	100	12/20/24	Quarterly	(1.000)	$(2,244)	$320	$795

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

OTC credit default swap agreements on credit indices—sell protection14

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the portfolio[15]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	iTraxx Europe Crossover S40	EUR	100	12/20/28	Quarterly	5.000%	$(14,247)	$18,939	$4,692
BOA	iTraxx Europe Crossover S40	EUR	200	12/20/28	Quarterly	5.000	(28,191)	37,906	9,715
Total							$(42,438)	$56,845	$14,407

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	157,058	CNH	1,121,158	02/18/25	$407
BB	USD	72,703	TRY	2,494,876	08/06/24	2,320
BB	USD	44,468	TRY	1,542,583	08/22/24	1,075
BB	USD	35,302	TRY	1,237,381	08/29/24	934
BB	USD	23,203	TRY	836,282	09/17/24	781
BB	MXN	1,057,000	USD	58,255	09/18/24	1,933
BB	USD	556	MXN	10,417	09/18/24	(1)
BB	USD	34,738	TRY	1,231,279	09/19/24	499
BB	USD	26,071	TRY	921,901	09/24/24	171
BB	USD	57,848	TRY	2,064,260	09/25/24	849
BB	USD	18,856	TRY	665,296	09/30/24	(38)
BB	USD	17,203	TRY	609,803	10/04/24	(27)
BNP	USD	210,732	AUD	316,000	08/02/24	(4,084)
BNP	TWD	2,492,378	USD	77,457	09/13/24	1,286
BNP	USD	550,528	MXN	9,919,000	09/18/24	(21,996)
BNP	CNH	9,320,115	USD	1,295,000	12/10/24	(7,593)
BNP	USD	285,560	CNH	2,047,893	12/10/24	657
BOA	CNH	1,121,746	USD	157,058	02/18/25	(489)
BOA	EUR	3,290,000	USD	3,594,110	08/16/24	31,205
BOA	JPY	5,000,000	USD	31,810	08/16/24	(1,636)
CITI	BRL	1,838,031	USD	330,581	08/02/24	5,620
CITI	USD	203,718	BRL	1,153,471	08/02/24	214
CITI	USD	125,210	BRL	684,561	08/02/24	(4,181)
CITI	USD	205,145	JPY	33,000,000	08/08/24	15,336
CITI	USD	29,467	TRY	1,023,171	08/27/24	565
CITI	TWD	960,427	USD	29,802	09/13/24	450
CITI	USD	168,817	MXN	3,030,000	09/18/24	(7,364)
CITI	EUR	2,010,825	USD	2,189,389	10/17/24	5,410
CITI	GBP	450,000	USD	578,087	10/17/24	(754)
CITI	JPY	384,930	USD	2,428	10/17/24	(170)
CITI	USD	330,581	BRL	1,856,213	11/04/24	(5,736)
CITI	USD	750,000	CNH	5,399,540	12/10/24	4,648
GS	BRL	800,000	USD	143,432	04/02/25	5,972
GS	AUD	316,000	USD	206,673	08/02/24	24
GS	BRL	1,149,967	USD	203,099	08/02/24	(214)

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GS	USD	224,165	BRL	1,149,966	08/02/24	$(20,852)
GS	USD	93,883	TRY	3,240,009	08/14/24	2,674
GS	MYR	2,596,159	USD	552,845	08/21/24	(12,960)
GS	USD	206,832	AUD	316,000	09/03/24	(10)
GS	USD	32,767	TRY	1,162,491	09/10/24	824
GS	TWD	1,058,758	USD	32,835	09/13/24	477
GS	MXN	2,235,000	USD	123,979	09/18/24	4,888
GSI	EUR	565,000	USD	610,708	08/08/24	(930)
GSI	USD	165,000	BRL	920,832	08/08/24	(2,310)
GSI	USD	162,048	HUF	59,279,750	08/08/24	730
GSI	USD	2,906	HUF	1,062,600	10/17/24	6
HSBC	GBP	1,029,000	USD	1,302,110	08/02/24	(20,721)
HSBC	USD	1,319,081	GBP	1,029,000	08/02/24	3,750
HSBC	GBP	1,029,000	USD	1,319,457	09/03/24	(3,787)
HSBC	TWD	64,899	USD	2,016	09/13/24	33
HSBC	USD	8,660	TWD	280,324	09/13/24	(93)
HSBC	TWD	279,302	USD	8,660	11/18/24	65
JPMCB	USD	25,385	TRY	867,997	08/07/24	690
JPMCB	USD	23,409	TRY	840,371	08/08/24	1,810
JPMCB	CAD	388,000	USD	284,772	08/16/24	3,627
JPMCB	USD	86,431	TRY	3,153,426	08/26/24	6,237
JPMCB	USD	39,474	TRY	1,385,727	08/28/24	1,153
JPMCB	USD	21,047	TRY	733,065	09/04/24	274
JPMCB	TWD	1,830,638	USD	56,861	09/13/24	914
JPMCB	USD	14,266	TWD	465,357	09/13/24	(44)
JPMCB	MXN	9,325,017	USD	515,294	09/18/24	18,412
JPMCB	USD	207,328	MXN	3,706,000	09/18/24	(9,855)
JPMCB	CNH	54,000	USD	7,561	10/25/24	39
JPMCB	USD	43,955	TRY	1,734,634	11/08/24	3,163
JPMCB	TWD	463,574	USD	14,266	11/18/24	1
JPMCB	CNH	2,048,865	USD	285,560	12/10/24	(792)
Net unrealized appreciation (depreciation)						$3,486

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$72,388,645	$1,074,743	$73,463,388
Corporate bonds	—	206,793,291	—	206,793,291

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

Fair valuation summary—(concluded)

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Loan assignments	$—	$29,154,330	$2,397,000	$31,551,330
Mortgage-backed securities	—	46,510,101	—	46,510,101
Municipal bonds	—	1,679,946	—	1,679,946
Non-U.S. government agency obligations	—	3,600,871	—	3,600,871
U.S. government agency obligations	—	47,619,791	2,179	47,621,970
U.S. Treasury obligations	—	48,814,672	—	48,814,672
Common stocks	2,962,080	—	—	2,962,080
Preferred stocks	1,256,000	—	—	1,256,000
Exchange traded funds	1,533,273	—	—	1,533,273
Investment companies	—	8,673,590	—	8,673,590
Commercial paper	—	249,536	—	249,536
Short-term U.S. treasury obligations	—	2,702,334	—	2,702,334
Options purchased	—	4,276	—	4,276
Swaptions Purchased	—	31,362	—	31,362
Investment of cash collateral from securities loaned	—	4,915,118	—	4,915,118
Futures contracts	3,090,588	—	—	3,090,588
Swap agreements	—	375,690	—	375,690
Forward foreign currency contracts	—	130,123	—	130,123
Total	$8,841,941	$473,643,676	$3,473,922	$485,959,539
Liabilities
Options written	$(2,812)	$(2,394)	$—	$(5,206)
Swaptions written	—	(37,633)	—	(37,633)
Futures contracts	(761,677)	—	—	(761,677)
Swap agreements	—	(110,892)	—	(110,892)
Forward foreign currency contracts	—	(126,637)	—	(126,637)
Total	$(764,489)	$(277,556)	$—	$(1,042,045)

At July 31, 2024, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

1  In U.S. dollars unless otherwise indicated.

2  Floating or variable rate securities. The rates disclosed are as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $184,804,208, represented 41.6% of the Portfolio's net assets at period end.

4  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

5  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

6  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2024

7  Security, or portion thereof, was on loan at the period end.

8  Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

9  Perpetual investment. Date shown reflects the next call date.

10  Bond interest in default.

11  Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

12  Zero coupon bond.

13  Rate shown reflects yield at July 31, 2024.

14  If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

15  Payments made or received are based on the notional amount.

See accompanying notes to financial statements

PACE Municipal Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount	Value
Municipal bonds—101.2%
Alabama—3.6%
County of Jefferson AL Sewer Revenue, Refunding, Revenue Bonds, 5.000%, due 10/01/32	$1,000,000	$1,109,351
5.000%, due 10/01/39	1,000,000	1,097,071
County of Jefferson AL Sewer Revenue, Revenue Bonds, 5.000%, due 10/01/38	1,000,000	1,102,315
5.250%, due 10/01/40	750,000	831,519
Lower Alabama Gas District, Gas Project, Revenue Bonds, 4.000%, due 12/01/50[1]	2,500,000	2,506,777
		6,647,033
Arizona—3.1%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds, Series A, 4.000%, due 11/01/35	2,000,000	2,028,026
Arizona Industrial Development Authority, Revenue Bonds, Series 2019-2,Class A 3.625%, due 05/20/33	913,123	866,490
Chandler Industrial Development Authority, Intel Corp., Revenue Bonds, 4.000%, due 06/01/49[1]	750,000	760,806
City of Phoenix Civic Improvement Corp., City of Phoenix AZ Airport, Revenue Bonds, AMT, Series B, 5.000%, due 07/01/30	1,000,000	1,061,528
Salt Verde Financial Corp., Revenue Bonds, 5.000%, due 12/01/32	1,000,000	1,078,804
		5,795,654
Arkansas—0.7%
City of Fort Smith AR Water & Sewer, Refunding, Revenue Bonds, 5.000%, due 10/01/34	1,320,000	1,406,401
California—1.3%
California Housing Finance Agency, Revenue Bonds, Series 2021-1,Class A 3.500%, due 11/20/35	1,424,254	1,366,154
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding, Revenue Bonds, Series A-SAN FRANCIS, 5.000%, due 05/01/39	1,000,000	1,092,539
		2,458,693
Colorado—0.7%
Colorado Heakth Facilities Authority, AdventHealth Obligated Group, Refunding, Revenue Bonds, Series B, 5.000%, due 11/15/49[1]	140,000	145,925
	Face amount	Value
Municipal bonds—(continued)
Colorado—(concluded)
Colorado Heakth Facilities Authority, Intermountain Healthcare Obligated Group, Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/30	$1,000,000	$1,099,097
		1,245,022
Connecticut—1.5%
State of Connecticut Special Tax, Revenue Bonds, Series A, 4.000%, due 05/01/36	1,000,000	1,037,362
Series A, 4.000%, due 05/01/39	1,650,000	1,678,710
		2,716,072
District of Columbia—0.9%
District of Columbia, Income Tax Revenue, Revenue Bonds, Series A, 5.000%, due 07/01/41	1,500,000	1,670,893
Florida—4.0%
Central Florida Expressway Authority Senior Lien, Revenue Bonds, (AGM), Series D, 5.000%, due 07/01/35	1,500,000	1,672,805
City of Jacksonville FL, Refunding, Revenue Bonds, Series A, 5.000%, due 10/01/39	750,000	842,489
County of Miami-Dade FL Water & Sewer System, Revenue Bonds, Series B, 5.000%, due 10/01/40	1,250,000	1,420,903
County of Polk FL Utility System, Refunding, Revenue Bonds, 5.000%, due 10/01/35	625,000	701,432
JEA Electric System, Refunding, Revenue Bonds, Series 3A, 5.000%, due 10/01/34	1,630,000	1,790,249
Orange County Convention Center/Orlando, Refunding, Revenue Bonds, Series B, 5.000%, due 10/01/30	1,000,000	1,031,575
		7,459,453
Georgia—3.5%
Fulton County Development Authority of Georgia, WellStar Health System, Revenue Bonds, Series A, 5.000%, due 04/01/36	1,000,000	1,033,297
Georgia Ports Authority, Revenue Bonds, 5.000%, due 07/01/41	1,500,000	1,664,987
Main Street Natural Gas, Inc., Revenue Bonds, Series A, 5.500%, due 09/15/28	1,500,000	1,597,895

PACE Municipal Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount	Value
Municipal bonds—(continued)
Georgia—(concluded)
Series C, 5.000%, due 09/01/53[1]	$1,000,000	$1,069,052
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Revenue Bonds, Series A, 5.000%, due 01/01/33	1,000,000	1,056,485
		6,421,716
Hawaii—0.6%
Hawaii Airports System, Revenue Bonds, AMT, Series A, 5.000%, due 07/01/29	1,000,000	1,050,523
Illinois—9.3%
Chicago Midway International Airport, Revenue Bonds, Series C, 5.000%, due 01/01/34	1,500,000	1,635,931
Chicago O'Hare International Airport Senior Lien, Refunding, Revenue Bonds, Series B, 5.000%, due 01/01/35	1,000,000	1,019,584
Chicago O'Hare International Airport, Refunding, Revenue Bonds, AMT, Series A, 5.000%, due 01/01/29	1,000,000	1,004,350
Chicago Waterworks Second Lien, Refunding, Revenue Bonds, (AGM), Series 2017-2, 5.000%, due 11/01/31	1,000,000	1,048,617
City of Chicago IL Wastewater Transmission Revenue, Refunding, Revenue Bonds, (BAM), Series A, 5.000%, due 01/01/38	1,700,000	1,944,389
City of Chicago IL, Refunding, GO Bonds, Series A, 4.000%, due 01/01/35	1,250,000	1,250,164
Illinois County of Cook Sales Tax, Refunding, Revenue Bonds, 5.000%, due 11/15/35	2,500,000	2,621,277
Illinois Finance Authority, University of Chicago, Refunded, Revenue Bonds, Series A, 5.250%, due 04/01/43	900,000	1,024,231
Illinois Municipal Electric Agency, Refunding, Revenue Bonds, Series A, 5.000%, due 02/01/32	2,500,000	2,533,035
Regional Transportation Authority, Revenue Bonds, (NATL), 6.500%, due 07/01/30	1,000,000	1,136,237
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/36	1,770,000	1,905,430
		17,123,245
	Face amount	Value
Municipal bonds—(continued)
Indiana—5.6%
Indiana Finance Authority First Lien, CWA Authority, Inc., Refunding, Revenue Bonds, Series 1, 4.000%, due 10/01/36	$2,020,000	$2,099,922
Indiana Finance Authority, Indiana University Health Inc Obligated Group, Revenue Bonds, Series B, 2.250%, due 12/01/58[1]	5,250,000	5,171,714
Indiana Finance Authority, Marion County Capital Improvement Board, Refunding, Revenue Bonds, Series A, 5.250%, due 02/01/35	1,000,000	1,018,423
Richmond Hospital Authority, Reid Hospital & Health Care Services, Inc., Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/30	2,055,000	2,061,514
		10,351,573
Iowa—0.3%
Iowa Tobacco Settlement Authority, Refunding, Revenue Bonds, Series A-2,Class 1,Class 1 5.000%, due 06/01/33	500,000	541,325
Kentucky—1.7%
Kentucky Public Energy Authority, Revenue Bonds, Series A, 4.000%, due 12/01/50[1]	1,000,000	1,004,765
Series A-1, 5.250%, due 04/01/54[1]	2,000,000	2,177,415
		3,182,180
Louisiana—2.4%
Jefferson Sales Tax District, Revenue Bonds, (AGM), Series B, 4.000%, due 12/01/32	1,895,000	1,953,056
New Orleans Aviation Board, Louis Armstrong New Orleans International Airport, Revenue Bonds, AMT, (AGM), Series B, 5.000%, due 01/01/28	1,500,000	1,506,437
Parish of St John the Baptist LA, Marathon Oil Corp, Refunding, Revenue Bonds, Series A-3, 2.200%, due 06/01/37[1]	1,000,000	967,806
		4,427,299
Massachusetts—1.1%
Commonwealth of Massachusetts, GO Bonds, Series D, 4.000%, due 05/01/34	2,000,000	2,056,311

PACE Municipal Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount	Value
Municipal bonds—(continued)
Michigan—2.5%
Detroit Downtown Development Authority, Catalyst Development Area, Refunding, Tax Allocation Bonds, 5.000%, due 07/01/38	$1,000,000	$1,112,742
Michigan Finance Authority, Corewell Health Obligated Group, Revenue Bonds, 5.000%, due 08/01/33	50,000	50,000
Michigan State Strategic Fund Improvement Project, State of Michigan Department of Transportation, Revenue Bonds, AMT, Series P3, 5.000%, due 06/30/32	3,300,000	3,420,274
		4,583,016
Missouri—1.1%
Missouri State Health & Educational Facilities Authority, Coxhealth, Refunding, Revenue Bonds, Series A, 5.000%, due 11/15/34	2,000,000	2,022,040
Nebraska—0.7%
Nebraska Public Power District, Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/31	1,300,000	1,381,815
Nevada—0.3%
City of Reno Reno First Lien, County of Washoe NV Sales Tax Revenue, Refunding, Revenue Bonds, Series A, 5.000%, due 06/01/33	500,000	529,332
New Jersey—4.0%
New Jersey Health Care Facilities Financing Authority, Valley Health System, Revenue Bonds, 5.000%, due 07/01/33	1,000,000	1,076,247
Tobacco Settlement Financing Corp., Refunding, Revenue Bonds, Series A, 5.000%, due 06/01/34	6,000,000	6,295,783
		7,372,030
New Mexico—1.1%
New Mexico Educational Assistance Foundation, Refunding, Revenue Bonds, Series 1A, 5.000%, due 09/01/28	2,000,000	2,091,866
New York—9.5%
City Of New York NY, GO Bonds, Series B, Subseries B-1, 5.250%, due 10/01/41	1,180,000	1,332,453
City of New York, Refunding, GO Bonds, Series A-1, 5.000%, due 08/01/32	1,270,000	1,412,182
New York City Municipal Water Finance Authority, Revenue Bonds, 4.000%, due 06/15/39[1]	3,000,000	3,000,000
	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
New York State Dormitory Authority, Personal Income Tax, Refunding, Revenue Bonds, Series E, 4.000%, due 03/15/42	$2,860,000	$2,865,471
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds, Series A, 4.000%, due 03/15/39	2,600,000	2,632,341
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue Bonds, AMT, 5.000%, due 12/01/35	2,000,000	2,157,617
5.000%, due 12/01/36	1,000,000	1,074,057
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds, (AGM), 4.250%, due 06/30/42	1,000,000	1,000,129
New York Transportation Development Corp., Laguardia Gateway Partners LLC, Revenue Bonds, AMT, Series A-P3, 5.000%, due 07/01/34	1,000,000	1,001,155
TSASC, Inc., Refunding, Revenue Bonds, Series A, 5.000%, due 06/01/34	1,000,000	1,036,239
		17,511,644
North Carolina—0.9%
Charlotte NC Airport Revenue, Revenue Bonds, Series B, 5.000%, due 07/01/36	1,540,000	1,674,044
North Dakota—0.8%
North Dakota Housing Finance Agency, Revenue Bonds, Series C, 5.000%, due 07/01/42	1,330,000	1,447,358
Ohio—2.9%
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 5.000%, due 12/01/41	1,500,000	1,706,652
Ohio Water Development Authority, Revenue Bonds, Series A, 5.000%, due 12/01/39	1,500,000	1,716,200
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series C, 2.750%, due 01/01/52[1]	1,980,000	1,926,852
		5,349,704
Oklahoma—0.4%
Oklahoma Municipal Power Authority, Power Supply System, Revenue Bonds, (AGM), Series A, 4.000%, due 01/01/33	650,000	670,768

PACE Municipal Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—10.1%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group, Refunding, Revenue Bonds, Series A, 5.000%, due 04/01/29	$3,190,000	$3,355,309
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds, 5.000%, due 06/01/31	1,500,000	1,602,465
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Revenue Bonds, 5.000%, due 06/30/34	2,200,000	2,349,832
Pennsylvania Housing Finance Agency, Refunding, Revenue Bonds, Series 134B, 5.000%, due 10/01/27	1,250,000	1,287,223
Pennsylvania Turnpike Commission, Motor License, Refunding, Revenue Bonds, Series 2ND, 5.000%, due 12/01/33	1,500,000	1,570,417
Philadelphia Airport PA, Refunding, Revenue Bonds, AMT, Series B, 5.000%, due 07/01/32	1,250,000	1,286,046
Philadelphia Authority for Industrial Development, Revenue Bonds, 5.000%, due 05/01/38	2,300,000	2,596,839
Philadelphia School District Prerefunded, GO Bonds,(State Aid Withholding), Series F, 5.000%, due 09/01/30	10,000	10,414
Philadelphia School District, GO Bonds, (State Aid Withholding), Series A, 4.000%, due 09/01/35	1,500,000	1,527,430
Series A, 5.000%, due 09/01/31	1,000,000	1,054,659
Southeastern Pennsylvania Transportation Authority,Revenue Bonds, 5.250%, due 06/01/40	1,750,000	1,978,940
		18,619,574
Rhode Island—1.9%
Rhode Island Health and Educational Building Corp., State of Rhode Island, Revenue Bonds, (Short-Term Appropriation), 4.000%, due 05/15/42	2,300,000	2,275,881
Rhode Island Student Loan Authority, Student Loan, Revenue Bonds, AMT, Series A-SENIOR BONDS, 5.000%, due 12/01/30	1,125,000	1,194,344
		3,470,225
	Face amount	Value
Municipal bonds—(continued)
South Carolina—0.8%
Piedmont Municipal Power Agency, Catawba Project Power Sales, Refunding, Revenue Bonds, Series B, 4.000%, due 01/01/34	$1,500,000	$1,526,190
Tennessee—4.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University, Refunding, Revenue Bonds, Series A, 5.000%, due 10/01/35	1,350,000	1,397,623
Metropolitan Government of Nashville & Davidson County TN, GO Bonds, 4.000%, due 07/01/33	1,500,000	1,535,534
Series C, 4.000%, due 01/01/32	3,000,000	3,167,823
Tennessee Energy Acquisition Corp., Revenue Bonds, Series A, 5.250%, due 09/01/26	1,500,000	1,533,821
		7,634,801
Texas—11.3%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds, Series A, 5.000%, due 08/15/37	1,000,000	1,163,806
Brazos Higher Education Authority, Inc., Student Loan Program, Revenue Bonds, AMT, Series 1A, 5.000%, due 04/01/30	1,000,000	1,041,662
Central Texas Turnpike System, Refunding, Revenue Bonds, Series C, 5.000%, due 08/15/37[2]	2,500,000	2,817,056
City of El Paso TX, GO Bonds, 5.000%, due 08/15/34	2,000,000	2,051,545
Dayton Independent School District, GO Bonds, (PSF-GTD), 4.000%, due 02/15/40	1,400,000	1,391,000
Garland Independent School District, GO Bonds, (PSF-GTD), Series A, 5.000%, due 02/15/42	2,000,000	2,218,319
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Refunding, Revenue Bonds, Series A, 4.000%, due 10/01/35	1,750,000	1,765,313
Harris County-Houston Sports Authority Senior Lien, Refunding, Revenue Bonds, Series A, 5.000%, due 11/15/29	1,000,000	1,003,417

PACE Municipal Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount	Value
Municipal bonds—(continued)
Texas—(concluded)
Katy Independent School District, CIB, Refunding, GO Bonds, (PSF-GTD), Series A, 3.000%, due 02/15/32	$2,375,000	$2,224,010
Midland Independent School District, GO Bonds, (PSF-GTD), 5.000%, due 02/15/37	1,680,000	1,910,933
Plano Independent School District, GO Bonds, 5.000%, due 02/15/43	1,000,000	1,093,840
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Series B, 5.500%, due 01/01/54[1]	1,000,000	1,122,194
West Travis County Public Utility Agency, Refunding, Revenue Bonds, (BAM), 5.000%, due 08/15/30	1,000,000	1,055,275
		20,858,370
Virginia—1.4%
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Refunding, Revenue Bonds, 5.000%, due 12/31/42	1,000,000	1,057,077
Winchester Economic Development Authority, Valley Health Obligated Group, Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/39[2]	1,350,000	1,510,479
		2,567,556
Washington—3.8%
Energy Northwest, Bonneville Power Administration, Refunding, Revenue Bonds, Series A, 5.000%, due 07/01/35	1,250,000	1,424,698
Grant County Public Utility District No. 2 Electric Revenue, Refunding, Revenue Bonds, Series R, 2.000%, due 01/01/44[1]	1,000,000	979,547
Port of Seattle, Revenue Bonds, AMT, Series C, 5.000%, due 04/01/32	1,000,000	1,001,423
	Face amount	Value
Municipal bonds—(concluded)
Washington—(concluded)
State of Washington, GO Bonds, Series B, 5.000%, due 02/01/43	$1,000,000	$1,104,827
State of Washington, Refunding, GO Bonds, Series R-2022-C, 4.000%, due 07/01/36	1,500,000	1,572,573
Washington State Housing Finance Commission, Revenue Bonds, Series A-1, 3.500%, due 12/20/35	952,695	884,216
		6,967,284
Wisconsin—3.3%
City of Milwaukee WI, GO Bonds, (AGM), Series B4, 5.000%, due 04/01/35	2,000,000	2,258,733
Public Finance Authority KU, Campus Development Corp. project, University of Kansas, Revenue Bonds, 5.000%, due 03/01/34	1,500,000	1,540,375
Public Finance Authority, Duke Energy Progress LLC, Refunding, Revenue Bonds, Series A-2, 3.700%, due 10/01/46[1]	2,330,000	2,312,112
		6,111,220
Total municipal bonds (cost—$190,714,115)		186,942,230
	Number of shares
Short-term investments—0.3%
Investment companies—0.3%
State Street Institutional U.S. Government Money Market Fund, 5.263%[3] (cost—$499,961)	499,961	499,961
Total investments (cost—$191,214,076)—101.5%		187,442,191
Liabilities in excess of other assets—(1.5)%		(2,767,486)
Net assets—100.0%		$184,674,705

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Municipal Fixed Income Investments

Portfolio of investments—July 31, 2024

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$186,942,230	$—	$186,942,230
Short-term investments	—	499,961	—	499,961
Total	$—	$187,442,191	$—	$187,442,191

At July 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

1  Floating or variable rate securities. The rates disclosed are as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

2  Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

3  Rate shown reflects yield at July 31, 2024.

See accompanying notes to financial statements

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Asset-backed securities—1.1%
United States—1.1%
Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.680%, due 03/15/34[2]		571,000	$576,981
GM Financial Automobile Leasing Trust, Series 2024-1, Class A3, 5.090%, due 03/22/27		438,000	438,653
Merchants Fleet Funding LLC, Series 2024-1A, Class A, 5.820%, due 04/20/37[2]		408,000	411,573
Tesla Auto Lease Trust, Series 2024-A, Class A3, 5.300%, due 06/21/27[2]		219,000	219,746
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.250%, due 04/20/27[2]		331,000	332,949
Total asset-backed securities (cost—$1,966,806)			1,979,902
Corporate bonds—32.5%
Australia—1.8%
Glencore Funding LLC 6.375%, due 10/06/30[2]		87,000	92,496
Santos Finance Ltd. 6.875%, due 09/19/33[2]		152,000	165,221
Westpac Banking Corp. 1.079%, due 04/05/27[3]	EUR	2,950,000	3,035,374
			3,293,091
Brazil—0.2%
Braskem Netherlands Finance BV 4.500%, due 01/31/30[2]		429,000	371,085
Canada—4.2%
Bank of Montreal 0.125%, due 01/26/27[3]	EUR	3,100,000	3,126,991
Enbridge, Inc. 5.300%, due 04/05/29		260,000	264,771
(fixed, converts to FRN on 01/15/28), 7.375%, due 01/15/83[4]		530,000	533,157
Toronto-Dominion Bank 0.864%, due 03/24/27[3]	EUR	2,950,000	3,022,533
3.666%, due 09/08/31[3]	EUR	700,000	791,050
			7,738,502
China—0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.300%, due 06/18/29		196,000	190,957
Denmark—0.8%
Danske Bank AS (fixed, converts to FRN on 03/01/29), 5.705%, due 03/01/30[2,4]		230,000	235,212
(fixed, converts to FRN on 06/21/29), 4.750%, due 06/21/30[3,4]	EUR	350,000	400,212
(fixed, converts to FRN on 09/11/25), 1.621%, due 09/11/26[2,4]		830,000	796,149
			1,431,573
	Face amount[1]		Value
Corporate bonds—(continued)
France—2.1%
BNP Paribas SA (fixed, converts to FRN on 02/20/34), 5.738%, due 02/20/35[2,4,5]		200,000	$204,434
(fixed, converts to FRN on 08/16/29), 7.750%, due 08/16/29[2,4,5,6]		425,000	437,749
BPCE SA 0.500%, due 02/24/27[3]	EUR	100,000	100,721
4.375%, due 07/13/28[3]	EUR	600,000	669,175
(fixed, converts to FRN on 01/18/26), 5.975%, due 01/18/27[2,4]		370,000	373,186
(fixed, converts to FRN on 10/19/28), 6.714%, due 10/19/29[2,4]		830,000	872,960
(fixed, converts to FRN on 10/19/33), 7.003%, due 10/19/34[2,4]		250,000	273,891
Credit Agricole SA (fixed, converts to FRN on 10/03/28), 6.316%, due 10/03/29[2,4]		355,000	370,541
Electricite de France SA 6.900%, due 05/23/53[2]		200,000	222,855
TotalEnergies SE (fixed, converts to FRN on 09/04/30), 2.000%, due 06/04/30[3,4,6]	EUR	250,000	237,703
			3,763,215
Germany—1.0%
Commerzbank AG (fixed, converts to FRN on 12/05/25), 4.000%, due 12/05/30[3,4]	EUR	800,000	861,165
Deutsche Bank AG (fixed, converts to FRN on 11/20/28), 6.819%, due 11/20/29[4]		185,000	195,699
RWE Finance U.S. LLC 5.875%, due 04/16/34[2]		150,000	154,457
Volkswagen Leasing GmbH 0.625%, due 07/19/29[3]	EUR	200,000	188,814
Vonovia SE 0.625%, due 12/14/29[3]	EUR	400,000	372,235
5.000%, due 11/23/30[3]	EUR	100,000	115,551
			1,887,921
India—0.2%
Muthoot Finance Ltd. 7.125%, due 02/14/28[2]		340,000	345,100
Indonesia—0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.450%, due 05/21/28[3]		202,000	203,014
Ireland—2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.450%, due 10/29/26		350,000	330,641
3.300%, due 01/30/32		150,000	132,046
5.750%, due 06/06/28		175,000	179,596
AIB Group PLC (fixed, converts to FRN on 04/04/27), 2.250%, due 04/04/28[3,4]	EUR	500,000	524,702

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Ireland—(concluded)
Avolon Holdings Funding Ltd. 2.875%, due 02/15/25[2]		385,000	$377,473
4.250%, due 04/15/26[2]		1,105,000	1,078,734
5.750%, due 03/01/29[2]		741,000	752,130
6.375%, due 05/04/28[2]		155,000	159,798
Bank of Ireland Group PLC (fixed, converts to FRN on 07/04/30), 5.000%, due 07/04/31[3,4]	EUR	300,000	350,289
(fixed, converts to FRN on 09/16/25), 6.253%, due 09/16/26[2,4]		310,000	312,685
SMBC Aviation Capital Finance DAC 5.300%, due 04/03/29[2,5]		215,000	217,621
5.550%, due 04/03/34[2]		255,000	256,849
			4,672,564
Italy—1.2%
Enel Finance International NV 5.500%, due 06/15/52[2]		200,000	187,343
Intesa Sanpaolo SpA 5.250%, due 01/13/30[3]	EUR	300,000	354,352
6.625%, due 06/20/33[2]		405,000	428,984
7.000%, due 11/21/25[2]		200,000	204,102
UniCredit SpA 0.850%, due 01/19/31[3]	EUR	350,000	321,666
(fixed, converts to FRN on 01/17/28), 4.800%, due 01/17/29[3,4]	EUR	400,000	452,197
(fixed, converts to FRN on 06/03/26), 7.500%, due 06/03/26[3,4,6]	EUR	200,000	222,721
			2,171,365
Japan—0.2%
Takeda Pharmaceutical Co. Ltd. 5.300%, due 07/05/34		200,000	202,696
5.650%, due 07/05/54		200,000	199,737
			402,433
Mexico—0.4%
Petroleos Mexicanos 5.950%, due 01/28/31		900,000	741,510
Netherlands—0.4%
Cooperatieve Rabobank UA (fixed, converts to FRN on 12/01/26), 0.375%, due 12/01/27[3,4]	EUR	100,000	101,220
ING Groep NV (fixed, converts to FRN on 11/16/26), 5.750%, due 11/16/26[4,6]		580,000	562,202
			663,422
New Zealand—0.6%
Westpac Securities NZ Ltd. 3.750%, due 04/20/28[3]	EUR	1,039,000	1,150,943
Norway—0.2%
Aker BP ASA 5.600%, due 06/13/28[2]		205,000	209,128
6.000%, due 06/13/33[2]		205,000	211,703
			420,831
	Face amount[1]		Value
Corporate bonds—(continued)
Spain—0.9%
Banco Santander SA 6.607%, due 11/07/28		400,000	$427,221
CaixaBank SA (fixed, converts to FRN on 03/15/29), 5.673%, due 03/15/30[2,4]		415,000	422,875
(fixed, converts to FRN on 07/19/28), 5.000%, due 07/19/29[3,4]	EUR	400,000	455,833
(fixed, converts to FRN on 09/13/33), 6.840%, due 09/13/34[2,4]		230,000	249,972
			1,555,901
United Kingdom—3.8%
BAT Capital Corp. 4.540%, due 08/15/47		157,000	125,844
Eversholt Funding PLC 6.359%, due 12/02/25[3]	GBP	301,000	392,082
Gatwick Funding Ltd. 6.125%, due 03/02/26[3]	GBP	100,000	131,055
Heathrow Funding Ltd. 1.125%, due 10/08/30[3]	EUR	300,000	281,682
6.450%, due 12/10/31[3]	GBP	350,000	484,823
6.750%, due 12/03/26[3]	GBP	478,000	638,097
HSBC Holdings PLC (fixed, converts to FRN on 03/04/29), 5.546%, due 03/04/30[4]		440,000	448,509
Lloyds Banking Group PLC (fixed, converts to FRN on 08/07/26), 5.985%, due 08/07/27[4]		240,000	244,068
Nationwide Building Society 2.000%, due 04/28/27[3]	EUR	300,000	314,587
NatWest Group PLC (fixed, converts to FRN on 06/29/26), 6.000%, due 12/29/25[4,6]		370,000	365,225
(fixed, converts to FRN on 09/06/27), 4.067%, due 09/06/28[3,4]	EUR	505,000	557,328
(fixed, converts to FRN on 11/10/25), 7.472%, due 11/10/26[4]		425,000	436,172
Santander U.K. Group Holdings PLC (fixed, converts to FRN on 11/21/25), 6.833%, due 11/21/26[4]		814,000	828,824
Segro Capital SARL 1.250%, due 03/23/26[3]	EUR	200,000	209,156
Standard Chartered PLC (fixed, converts to FRN on 01/12/27), 2.608%, due 01/12/28[2,4]		343,000	321,916
(fixed, converts to FRN on 02/08/27), 6.750%, due 02/08/28[2,4,5]		819,000	847,206
(fixed, converts to FRN on 02/15/28), 7.750%, due 08/15/27[2,4,6]		200,000	203,500
(fixed, converts to FRN on 09/23/26), 1.200%, due 09/23/31[3,4]	EUR	200,000	202,964
			7,033,038
United States—11.8%
AbbVie, Inc. 4.050%, due 11/21/39		81,000	72,356
5.050%, due 03/15/34		160,000	162,947

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
5.400%, due 03/15/54	234,000	$237,057
AES Corp. 1.375%, due 01/15/26	460,000	435,710
Ameren Illinois Co. 5.900%, due 12/01/52	40,001	42,315
Bank of America Corp. (fixed, converts to FRN on 04/25/28), 5.202%, due 04/25/29[4]	325,000	328,969
(fixed, converts to FRN on 09/15/28), 5.819%, due 09/15/29[4]	905,000	937,081
(fixed, converts to FRN on 10/20/31), 2.572%, due 10/20/32[4]	311,000	264,228
Baxter International, Inc. 2.539%, due 02/01/32[5]	370,000	311,571
Berry Global, Inc. 5.650%, due 01/15/34[2]	130,000	130,482
Boeing Co. 6.528%, due 05/01/34[2]	75,000	78,730
6.858%, due 05/01/54[2]	215,000	227,609
7.008%, due 05/01/64[2,5]	120,000	127,195
Broadcom, Inc. 3.137%, due 11/15/35[2]	80,000	66,018
3.419%, due 04/15/33[2]	180,000	158,915
Cencora, Inc. 2.700%, due 03/15/31	337,000	294,886
2.800%, due 05/15/30	76,000	68,238
5.125%, due 02/15/34	169,000	170,369
CF Industries, Inc. 4.950%, due 06/01/43	159,000	142,898
Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, due 01/15/29	250,000	218,707
3.500%, due 06/01/41	275,000	190,643
Cheniere Energy Partners LP 4.500%, due 10/01/29	440,000	425,817
Citigroup, Inc. (fixed, converts to FRN on 02/13/29), 5.174%, due 02/13/30[4]	580,000	586,380
(fixed, converts to FRN on 03/20/29), 3.980%, due 03/20/30[4]	460,000	441,983
(fixed, converts to FRN on 05/01/31), 2.561%, due 05/01/32[4]	210,000	179,168
Columbia Pipelines Operating Co. LLC 5.927%, due 08/15/30[2]	65,000	67,830
6.036%, due 11/15/33[2]	230,000	240,543
Comcast Corp. 2.937%, due 11/01/56	300,000	186,629
5.500%, due 11/15/32	430,000	449,003
ConocoPhillips Co. 5.550%, due 03/15/54	130,000	130,984
Constellation Energy Generation LLC 6.250%, due 10/01/39	175,000	187,696
6.500%, due 10/01/53	80,000	88,049
	Face amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
Duke Energy Corp. 5.800%, due 06/15/54		90,000	$90,040
Edison International 5.450%, due 06/15/29		295,000	300,205
Energy Transfer LP 5.550%, due 02/15/28		402,000	409,459
5.750%, due 02/15/33		225,000	230,539
EnLink Midstream LLC 6.500%, due 09/01/30[2]		245,000	255,307
Entergy Arkansas LLC 5.750%, due 06/01/54		45,000	46,057
Enterprise Products Operating LLC (fixed, converts to FRN on 02/15/28), 5.375%, due 02/15/78[4]		74,000	69,921
Fifth Third Bancorp (fixed, converts to FRN on 07/28/29), 4.772%, due 07/28/30[4]		105,000	103,182
FirstEnergy Transmission LLC 2.866%, due 09/15/28[2]		210,000	194,833
Ford Motor Credit Co. LLC 4.867%, due 08/03/27	EUR	677,000	755,667
5.800%, due 03/08/29		270,000	272,763
General Electric Co. 4.125%, due 09/19/35[3]	EUR	88,000	99,081
General Motors Financial Co., Inc. 5.550%, due 07/15/29		450,000	458,676
Goldman Sachs Group, Inc. (fixed, converts to FRN on 04/25/29), 5.727%, due 04/25/30[4]		345,000	356,365
(fixed, converts to FRN on 05/01/28), 4.223%, due 05/01/29[4]		665,000	649,648
(fixed, converts to FRN on 07/23/29), 5.049%, due 07/23/30[4]		310,000	311,523
(fixed, converts to FRN on 07/23/34), 5.330%, due 07/23/35[4]		110,000	110,817
(fixed, converts to FRN on 10/21/26), 1.948%, due 10/21/27[4]		280,000	262,018
HCA, Inc. 3.500%, due 09/01/30		117,000	107,941
3.500%, due 07/15/51		190,000	130,445
4.625%, due 03/15/52		105,000	86,714
5.250%, due 06/15/49		10,000	9,121
ITC Holdings Corp. 2.950%, due 05/14/30[2]		45,000	40,635
5.400%, due 06/01/33[2]		370,000	373,644
JBS USA Holding Lux SARL/ JBS USA Food Co./JBS Lux Co. SARL 7.250%, due 11/15/53[2]		120,000	132,451
Jersey Central Power & Light Co. 2.750%, due 03/01/32[2]		330,000	280,457
KeyCorp (fixed, converts to FRN on 03/06/34), 6.401%, due 03/06/35[4]		141,000	147,079
Marvell Technology, Inc. 2.950%, due 04/15/31		79,000	69,585
5.750%, due 02/15/29		67,000	69,437

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
5.950%, due 09/15/33		109,000	$114,523
Monongahela Power Co. 5.850%, due 02/15/34[2]		60,000	62,365
Morgan Stanley (fixed, converts to FRN on 04/13/27), 5.652%, due 04/13/28[4]		370,000	376,983
(fixed, converts to FRN on 04/18/29), 5.656%, due 04/18/30[4]		405,000	417,767
(fixed, converts to FRN on 04/19/34), 5.831%, due 04/19/35[4]		170,000	177,615
(fixed, converts to FRN on 07/20/28), 5.449%, due 07/20/29[4]		655,000	668,798
(fixed, converts to FRN on 07/21/33), 5.424%, due 07/21/34[4]		250,000	253,758
Morgan Stanley Bank NA (fixed, converts to FRN on 05/26/27), 5.504%, due 05/26/28[4]		250,000	254,473
Netflix, Inc. 4.625%, due 05/15/29	EUR	700,000	805,411
Occidental Petroleum Corp. 4.625%, due 06/15/45		85,000	68,647
5.375%, due 01/01/32		50,000	50,486
5.550%, due 10/01/34[5]		85,000	85,465
6.200%, due 03/15/40		50,000	51,404
Pacific Gas & Electric Co. 5.800%, due 05/15/34		265,000	270,195
6.150%, due 01/15/33		210,000	218,748
6.750%, due 01/15/53		143,000	153,376
6.950%, due 03/15/34		240,000	264,765
Pfizer Investment Enterprises Pte. Ltd. 5.300%, due 05/19/53		100,000	98,754
5.340%, due 05/19/63		120,000	116,916
Prologis Euro Finance LLC 1.000%, due 02/06/35	EUR	200,000	166,551
Prudential Financial, Inc. (fixed, converts to FRN on 03/15/34), 6.500%, due 03/15/54[4]		124,000	126,419
Realty Income Corp. 5.125%, due 07/06/34	EUR	100,000	118,809
San Diego Gas & Electric Co. 5.350%, due 04/01/53		170,000	166,404
Southern Co. Gas Capital Corp. 5.750%, due 09/15/33		100,000	104,730
Series 20-A, 1.750%, due 01/15/31		220,000	181,969
Take-Two Interactive Software, Inc. 5.600%, due 06/12/34		40,000	40,767
T-Mobile USA, Inc. 3.375%, due 04/15/29		320,000	299,926
U.S. Bancorp (fixed, converts to FRN on 01/23/34), 5.678%, due 01/23/35[4]		65,000	66,765
Virginia Electric & Power Co. 5.000%, due 01/15/34		180,000	179,520
Vistra Operations Co. LLC 3.700%, due 01/30/27[2]		209,000	201,861
	Face amount[1]		Value
Corporate bonds—(concluded)
United States—(concluded)
6.000%, due 04/15/34[2]		65,000	$66,510
Warnermedia Holdings, Inc. 4.279%, due 03/15/32		300,000	260,235
5.050%, due 03/15/42		355,000	280,054
Wells Fargo & Co. (fixed, converts to FRN on 04/22/27), 5.707%, due 04/22/28[4]		460,000	468,979
(fixed, converts to FRN on 07/25/33), 5.557%, due 07/25/34[4]		106,000	108,374
(fixed, converts to FRN on 10/23/28), 6.303%, due 10/23/29[4]		38,000	40,009
WPC Eurobond BV 1.350%, due 04/15/28	EUR	200,000	200,004
			21,662,951
Total corporate bonds (cost—$58,163,438)			59,699,416
Mortgage-backed securities—2.6%
Spain—0.2%
Fondo de Titulizacion de Activos Santander Hipotecario 2, Series 2, Class A, 3 mo. EUR EURIBOR + 0.150%, 3.824%, due 01/18/49[3,4]	EUR	241,766	258,034
			258,034
United Kingdom—0.5%
Gemgarto PLC, Series 2021-1A, Class A, Sterling Overnight Index Average + 0.590%, 5.823%, due 12/16/67[2,4]	GBP	164,525	211,365
Silverstone Master Issuer PLC, Series 2022-1A, Class 2A, Sterling Overnight Index Average + 0.290%, 5.523%, due 01/21/70[2,4]	GBP	600,000	769,208
			980,573
United States—1.9%
Angel Oak Mortgage Trust, Series 2020-1, Class A1, 2.466%, due 12/25/59[2,4]		66,530	63,242
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.575%, due 09/10/58[4]		470,000	436,350
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class C, 4.918%, due 01/15/49[4]		320,000	288,232
Federal National Mortgage Association REMICS, Series 2021-86, Class T, 2.500%, due 09/25/48		1,553,725	1,375,545
GS Mortgage Securities Trust, Series 2017-GS6, Class C, 4.322%, due 05/10/50[4]		350,000	274,720

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Mortgage-backed securities—(concluded)
United States—(concluded)
OBX Trust Series 2020-EXP1, Class 2A1, 1 mo. USD Term SOFR + 0.864%, 6.214%, due 02/25/60[2,4]		70,854	$68,365
Series 2023-NQM1, Class A1, 6.120%, due 11/25/62[2,4]		197,277	198,291
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.275%, due 02/25/50[2,4]		14,396	13,625
UBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.430%, due 11/15/50[4]		360,000	323,383
Series 2018-C11, Class B, 4.713%, due 06/15/51[4]		440,000	389,978
Verus Securitization Trust, Series 2020-1, Class A1, 3.417%, due 01/25/60[2,4]		55,377	53,580
			3,485,311
Total mortgage-backed securities (cost—$5,135,556)			4,723,918
Non-U.S. government agency obligations—34.6%
Bahrain—0.3%
Bahrain Government International Bonds 6.750%, due 09/20/29[3]		545,000	557,944
Bermuda—0.5%
Bermuda Government International Bonds 4.750%, due 02/15/29[2]		910,000	889,270
Brazil—0.3%
Brazil Government International Bonds 3.875%, due 06/12/30		725,000	655,821
Canada—3.6%
Hydro-Quebec Series 19, 6.500%, due 02/15/35	CAD	750,000	660,684
Province of British Columbia 2.800%, due 06/18/48	CAD	300,000	169,807
Province of Ontario 3.650%, due 06/02/33	CAD	3,430,000	2,460,363
Province of Quebec 3.600%, due 09/01/33	CAD	3,360,000	2,397,813
5.000%, due 12/01/41	CAD	1,100,000	871,284
			6,559,951
China—6.6%
China Development Bank Series 2305, 3.020%, due 03/06/33	CNY	13,210,000	1,947,669
China Government Bonds Series INBK, 2.350%, due 02/25/34	CNY	51,000,000	7,180,834
Series INBK, 2.670%, due 11/25/33	CNY	13,770,000	1,989,850
4.500%, due 05/22/343	CNY	6,000,000	967,771
			12,086,124
Colombia—0.4%
Republic of Colombia 3.250%, due 04/22/32		950,000	742,900
	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Dominican Republic—0.4%
Dominican Republic International Bonds 4.875%, due 09/23/32[3]		720,000	$659,477
France—1.8%
Caisse d'Amortissement de la Dette Sociale 0.450%, due 01/19/32[3]	EUR	2,800,000	2,536,370
0.600%, due 11/25/29[3]	EUR	900,000	867,057
			3,403,427
Hungary—1.0%
Hungary Government Bond Series 35/A, 7.000%, due 10/24/35	HUF	248,510,000	712,973
Hungary Government International Bonds 5.500%, due 03/26/36[2]		321,000	314,781
6.125%, due 05/22/28[2]		291,000	298,821
6.125%, due 05/22/28[3]		500,000	513,437
			1,840,012
Israel—0.8%
Israel Government International Bonds 5.375%, due 03/12/29		480,000	478,330
5.500%, due 03/12/34		967,000	944,336
			1,422,666
Italy—0.8%
Italy Buoni Poliennali del Tesoro Series 7Y, 3.500%, due 02/15/31[3]	EUR	1,300,000	1,424,089
Japan—4.1%
Japan Government Ten Year Bonds Series 361, 0.100%, due 12/20/30	JPY	214,350,000	1,374,298
Series 370, 0.500%, due 03/20/33	JPY	199,400,000	1,282,600
Japan Government Thirty Year Bonds Series 74, 1.000%, due 03/20/52	JPY	369,600,000	1,879,370
Japan Government Twenty Year Bonds Series 183, 1.400%, due 12/20/42	JPY	224,900,000	1,414,571
Series 186, 1.500%, due 09/20/43	JPY	240,500,000	1,524,234
			7,475,073
Mexico—2.3%
Mexico Bonos Series M, 7.750%, due 05/29/31	MXN	77,000,000	3,718,068
Mexico Government International Bonds 4.490%, due 05/25/32	EUR	496,000	537,735
			4,255,803
Morocco—0.2%
Morocco Government International Bonds 2.375%, due 12/15/27[2]		340,000	307,700
Romania—0.4%
Romanian Government International Bond 1.750%, due 07/13/30[3]	EUR	810,000	727,597
South Korea—2.3%
Korea Treasury Bonds Series 2409, 3.000%, due 09/10/24	KRW	5,964,350,000	4,323,931
Spain—3.4%
Spain Government Bonds 3.150%, due 04/30/33[3]	EUR	1,400,000	1,535,151
3.550%, due 10/31/33[3]	EUR	4,200,000	4,733,924
			6,269,075

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Non-U.S. government agency obligations—(concluded)
Supranationals—3.5%
Banque Ouest Africaine de Developpement 2.750%, due 01/22/33[2]	EUR	227,000	$198,522
4.700%, due 10/22/31[3]		850,000	748,187
European Union 3.000%, due 03/04/53[3]	EUR	5,410,000	5,498,656
			6,445,365
United Kingdom—1.9%
U.K. Gilts 1.250%, due 07/31/51[3]	GBP	700,000	446,973
1.625%, due 10/22/28[3]	GBP	1,105,000	1,305,612
3.750%, due 10/22/53[3]	GBP	1,600,000	1,796,179
			3,548,764
Total non-U.S. government agency obligations (cost—$65,610,547)			63,594,989
U.S. government agency obligations—15.3%
United States—15.3%
Federal Home Loan Mortgage Corp. 2.500%, due 11/01/51		1,988,280	1,698,959
5.000%, due 01/01/53		922,836	909,920
5.500%, due 05/01/53		3,805,816	3,814,046
6.000%, due 06/01/53		536,704	544,381
6.000%, due 07/01/53		890,967	903,854
6.000%, due 08/01/53		1,522,857	1,544,638
6.000%, due 07/01/54		630,000	641,255
Federal National Mortgage Association 2.500%, due 07/01/51		3,485,471	2,956,012
2.500%, due 12/01/51		719,880	614,220
2.500%, due 05/01/52		796,314	674,858
3.000%, due 08/01/51		1,824,395	1,614,366
3.000%, due 11/01/51		1,902,824	1,677,153
3.000%, due 01/01/52		1,573,543	1,392,987
3.000%, due 03/01/52		749,147	659,859
3.000%, due 05/01/52		1,064,984	930,593
3.000%, due 07/01/52		869,494	759,435
3.500%, due 04/01/52		4,330,883	3,966,028
3.500%, due 05/01/58		1,233,818	1,120,657
6.500%, due 10/01/53		1,681,942	1,724,590
Total U.S. government agency obligations (cost—$28,629,862)			28,147,811
	Face amount[1]	Value
U.S. Treasury obligations—9.1%
United States—9.1%
U.S. Treasury Bonds 4.125%, due 08/15/53	61,000	$58,665
4.250%, due 02/15/54	60,000	59,006
4.500%, due 02/15/44	740,000	747,400
U.S. Treasury Notes 4.250%, due 06/30/29	8,190,000	8,303,252
4.375%, due 05/15/34	1,660,000	1,702,537
4.500%, due 05/15/27	1,350,000	1,363,922
4.500%, due 05/31/29	1,250,000	1,281,055
4.625%, due 04/30/31	1,250,000	1,298,437
4.875%, due 05/31/26	1,950,000	1,967,977
Total U.S. Treasury obligations (cost—$16,388,870)		16,782,251
	Number of shares
Short-term investments—3.4%
Investment companies—3.4%
State Street Institutional U.S. Government Money Market Fund, 5.263%[7] (cost $6,299,020)	6,299,020	6,299,020
Investment of cash collateral from securities loaned—0.5%
Money market funds—0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.267%[7] (cost $946,625)	946,625	946,625
Total investments (cost $183,140,724)—99.1%		182,173,932
Other assets in excess of liabilities—0.9%		1,674,546
Net assets—100.0%		$183,848,478

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2024

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Interest rate futures buy contracts:
73	AUD	Australian Bond 10 Year Futures	September 2024	$5,406,778	$5,503,359	$96,581
71	EUR	Eurex Short-Term Euro-BTP Futures	September 2024	8,073,036	8,142,708	69,672
4	EUR	German Euro Buxl 30 Year Futures	September 2024	571,346	583,289	11,943
5	EUR	Italian Government Bond Futures	September 2024	632,797	643,722	10,925
1	JPY	Japan Government Bond 10 Year Futures	September 2024	953,176	952,705	(471)
42	GBP	United Kingdom Long Gilt Bond Futures	September 2024	5,306,734	5,357,197	50,463
U.S. Treasury futures buy contracts:
45	USD	U.S. Long Bond Futures	September 2024	$5,265,252	$5,435,156	$169,904
158	USD	U.S. Treasury Note 2 Year Futures	September 2024	32,262,121	32,448,016	185,895
Total				$58,471,240	$59,066,152	$594,912
Index futures sell contracts:
10	EUR	EURO Bobl 5 Year Index Future	September 2024	$(1,251,394)	$(1,271,752)	$(20,358)
Interest rate futures sell contracts:
28	CAD	Canadian Bond 10 Year Futures	September 2024	$(2,415,566)	$(2,493,261)	$(77,695)
8	EUR	EURO 10 Year Euro BUND Futures	September 2024	(1,147,609)	(1,157,834)	(10,225)
U.S. Treasury futures sell contracts:
82	USD	U.S. Treasury Note 10 Year Futures	September 2024	$(8,891,719)	$(9,168,625)	$(276,906)
2	USD	U.S. Treasury Note 5 Year Futures	September 2024	(215,230)	(215,781)	(551)
22	USD	Ultra U.S. Treasury Bond Futures	September 2024	(2,745,375)	(2,815,313)	(69,938)
43	USD	Ultra U.S. Treasury Note 10 Year Futures	September 2024	(4,934,644)	(4,969,859)	(35,215)
Total				$(21,601,537)	$(22,092,425)	$(490,888)
Net unrealized appreciation (depreciation)						$104,024

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	342,588	TRY	14,681,607	01/22/25	$25,658
BB	CAD	30,749	USD	22,584	08/27/24	297
BB	GBP	176,883	JPY	35,888,603	08/27/24	13,011
BB	MXN	2,635,690	USD	147,222	08/27/24	6,301
BB	USD	946,271	CZK	22,032,959	08/27/24	(7,494)
BNP	CNY	854,133	USD	117,859	08/27/24	(671)
BNP	CZK	16,020,469	EUR	630,133	08/27/24	156
BNP	EUR	420,089	MXN	8,168,122	08/27/24	(18,449)
BNP	EUR	210,515	SEK	2,425,953	08/27/24	(1,279)
BNP	JPY	70,954,192	USD	457,161	08/27/24	(18,240)
BNP	PLN	2,701,002	EUR	628,842	08/27/24	99
BNP	USD	1,097,657	CNY	7,974,863	08/27/24	9,028
BNP	USD	353,235	EUR	324,038	08/27/24	(2,137)

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2024

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	USD	457,466	JPY	70,795,266	08/27/24	$16,872
CITI	AUD	337,620	NZD	371,206	08/27/24	2
CITI	EUR	210,535	AUD	348,163	08/27/24	(285)
CITI	EUR	210,515	NZD	378,527	08/27/24	(2,804)
CITI	EUR	3,651,532	USD	3,977,912	08/27/24	21,451
CITI	EUR	326,899	USD	354,137	08/27/24	(61)
CITI	GBP	176,710	NZD	381,760	08/27/24	(11)
CITI	HUF	227,420,306	USD	627,113	08/27/24	3,005
CITI	JPY	34,960,623	GBP	177,302	08/27/24	(6,254)
CITI	JPY	70,940,030	USD	457,821	08/27/24	(17,486)
CITI	MXN	8,259,170	EUR	421,030	08/27/24	14,601
CITI	MXN	44,936,764	USD	2,517,105	08/27/24	114,499
CITI	NZD	193,971	USD	113,815	08/27/24	(1,632)
CITI	SEK	2,442,414	AUD	345,291	08/27/24	(2,403)
CITI	SEK	2,474,635	EUR	210,223	08/27/24	(3,590)
CITI	SGD	346,752	USD	258,540	08/27/24	(1,196)
CITI	USD	454,703	AUD	698,738	08/27/24	2,538
CITI	USD	228,619	CAD	315,594	08/27/24	131
CITI	USD	2,609,903	EUR	2,383,665	08/27/24	(27,183)
CITI	USD	71,599	GBP	55,818	08/27/24	176
CITI	USD	228,668	GBP	176,493	08/27/24	(1,722)
CITI	USD	687,937	JPY	107,807,634	08/27/24	34,388
CITI	USD	342,085	NZD	580,021	08/27/24	3,131
CITI	USD	1,894,980	PLN	7,436,535	08/27/24	(19,311)
CITI	USD	228,619	SEK	2,440,582	08/27/24	(436)
CITI	USD	1,995,906	THB	71,990,545	08/27/24	27,795
GSI	TRY	11,081,434	USD	267,603	01/22/25	(10,343)
GSI	CHF	202,494	AUD	349,783	08/27/24	(2,412)
GSI	EUR	209,590	USD	227,627	08/27/24	534
GSI	GBP	176,576	CHF	199,604	08/27/24	950
GSI	GBP	176,710	USD	228,471	08/27/24	1,246
GSI	JPY	35,856,106	USD	227,279	08/27/24	(12,962)
GSI	PLN	2,709,853	EUR	630,668	08/27/24	(156)
GSI	PLN	457,234	USD	115,185	08/27/24	(140)
GSI	THB	49,060,342	USD	1,367,087	08/27/24	(12,031)
GSI	USD	228,116	JPY	34,868,910	08/27/24	5,510
GSI	USD	158,566	RON	726,166	08/27/24	(649)
GSI	USD	759,506	SEK	7,993,099	08/27/24	(12,187)
HSBC	EUR	249,285	USD	271,868	08/27/24	1,766
HSBC	USD	386,183	DKK	2,646,151	08/27/24	(1,883)
HSBC	USD	298,777	EUR	274,071	08/27/24	(1,818)
HSBC	USD	320,782	ILS	1,165,259	08/27/24	(11,989)
MSCI	TRY	3,600,173	USD	88,871	01/22/25	(1,429)
MSCI	AUD	337,059	SEK	2,389,480	08/27/24	2,840
MSCI	CAD	2,418,230	USD	1,775,558	08/27/24	22,768

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2024

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	CAD	35,262	USD	25,493	08/27/24	$(66)
MSCI	EUR	210,223	CAD	314,676	08/27/24	307
MSCI	GBP	176,620	JPY	35,014,545	08/27/24	7,493
MSCI	JPY	17,954,734	USD	116,794	08/27/24	(3,505)
MSCI	NZD	379,790	EUR	210,515	08/27/24	2,052
MSCI	USD	1,963,294	AUD	2,900,307	08/27/24	(65,389)
MSCI	USD	1,949,028	CNY	14,145,956	08/27/24	14,030
MSCI	USD	358,900	GBP	277,887	08/27/24	(1,576)
MSCI	USD	11,237,519	JPY	1,778,022,789	08/27/24	675,459
MSCI	USD	146,744	NOK	1,572,230	08/27/24	(2,553)
SCB	USD	24,931	GBP	19,175	08/27/24	(275)
SSB	CAD	27,364	USD	20,064	08/27/24	230
TDB	CHF	202,491	SEK	2,469,490	08/27/24	(413)
TDB	JPY	36,364,251	USD	227,454	08/27/24	(16,191)
TDB	NZD	202,713	USD	123,585	08/27/24	2,934
TDB	USD	1,507,415	CHF	1,343,738	08/27/24	27,495
TDB	USD	226,551	JPY	36,156,604	08/27/24	15,703
Net unrealized appreciation (depreciation)						$783,845

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$1,979,902	$—	$1,979,902
Corporate bonds	—	59,699,416	—	59,699,416
Mortgage-backed securities	—	4,723,918	—	4,723,918
Non-U.S. government agency obligations	—	63,594,989	—	63,594,989
U.S. government agency obligations	—	28,147,811	—	28,147,811
U.S. Treasury obligations	—	16,782,251	—	16,782,251
Short-term investments	—	6,299,020	—	6,299,020
Investment of cash collateral from securities loaned	—	946,625	—	946,625
Futures contracts	595,383	—	—	595,383
Forward foreign currency contracts	—	1,074,456	—	1,074,456
Total	$595,383	$183,248,388	$—	$183,843,771

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2024

Fair valuation summary—(concluded)

Liabilities Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Futures contracts	$(491,359)	$—	$—	$(491,359)
Forward foreign currency contracts	—	(290,611)	—	(290,611)
Total	$(491,359)	$(290,611)	$—	$(781,970)

At July 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

1  In U.S. dollars unless otherwise indicated.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $18,990,759, represented 10.3% of the Portfolio's net assets at period end.

3  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4  Floating or variable rate securities. The rates disclosed are as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

5  Security, or portion thereof, was on loan at the period end.

6  Perpetual investment. Date shown reflects the next call date.

7  Rate shown reflects yield at July 31, 2024.

See accompanying notes to financial statements

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—96.4%
Advertising—0.7%
Clear Channel Outdoor Holdings, Inc. 5.125%, due 08/15/27[2]		75,000	$72,647
7.500%, due 06/01/29[2]		125,000	107,334
7.750%, due 04/15/28[2]		200,000	176,637
7.875%, due 04/01/30[2]		100,000	101,770
Lamar Media Corp. 3.750%, due 02/15/28		25,000	23,547
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.250%, due 01/15/29[2]		125,000	115,904
4.625%, due 03/15/30[2]		175,000	160,795
5.000%, due 08/15/27[2]		200,000	195,450
Summer BC Holdco B SARL 5.750%, due 10/31/26[3]	EUR	275,000	296,127
			1,250,211
Aerospace & defense—1.5%
AAR Escrow Issuer LLC 6.750%, due 03/15/29[2]		50,000	51,109
Bombardier, Inc. 6.000%, due 02/15/28[2]		175,000	174,498
7.250%, due 07/01/31[2]		50,000	51,473
7.500%, due 02/01/29[2]		100,000	104,415
7.875%, due 04/15/27[2]		305,000	305,462
Evander Gold Mines Ltd. 10.000%, due 04/19/26[4,5,6]	EUR	103,770	0
Spirit AeroSystems, Inc. 4.600%, due 06/15/28		125,000	118,427
9.375%, due 11/30/29[2]		100,000	108,230
9.750%, due 11/15/30[2]		150,000	167,174
TransDigm, Inc. 4.625%, due 01/15/29		175,000	165,497
4.875%, due 05/01/29		100,000	95,160
5.500%, due 11/15/27		750,000	740,589
6.375%, due 03/01/29[2]		50,000	50,930
6.625%, due 03/01/32[2]		100,000	102,283
6.750%, due 08/15/28[2]		275,000	280,286
6.875%, due 12/15/30[2]		75,000	77,127
7.125%, due 12/01/31[2]		100,000	103,789
Triumph Group, Inc. 9.000%, due 03/15/28[2]		80,000	84,263
			2,780,712
Agriculture—0.2%
Darling Ingredients, Inc. 5.250%, due 04/15/27[2]		75,000	73,768
6.000%, due 06/15/30[2]		100,000	99,225
MHP Lux SA 6.250%, due 09/19/29[3]		200,000	143,000
Tereos Finance Groupe I SA 5.875%, due 04/30/30[2]	EUR	100,000	109,986
			425,979
	Face amount[1]		Value
Corporate bonds—(continued)
Airlines—0.9%
Air Canada 3.875%, due 08/15/26[2]		25,000	$24,046
Allegiant Travel Co. 7.250%, due 08/15/27[2]		50,000	46,634
American Airlines, Inc. 7.250%, due 02/15/28[2]		100,000	99,915
8.500%, due 05/15/29[2]		150,000	154,427
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500%, due 04/20/26[2]		131,250	130,371
5.750%, due 04/20/29[2]		275,000	268,731
Avianca Midco 2 PLC 9.000%, due 12/01/28[2]		525,000	510,274
Delta Air Lines, Inc. 7.375%, due 01/15/26		75,000	76,634
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd. 11.000%, due 04/15/29[2]		82,500	78,664
United Airlines Pass-Through Trust Series 2020-1, Class A, 5.875%, due 10/15/27		25,147	25,434
United Airlines, Inc. 4.375%, due 04/15/26[2]		50,000	48,749
4.625%, due 04/15/29[2]		150,000	141,756
			1,605,635
Apparel—0.3%
Crocs, Inc. 4.125%, due 08/15/31[2]		175,000	153,697
4.250%, due 03/15/29[2]		25,000	23,063
CT Investment GmbH 6.375%, due 04/15/30[2]	EUR	200,000	220,498
6.375%, due 04/15/30[3]		100,000	110,249
Hanesbrands, Inc. 9.000%, due 02/15/31[2]		50,000	52,919
Kontoor Brands, Inc. 4.125%, due 11/15/29[2]		75,000	68,938
			629,364
Auto manufacturers—0.7%
Allison Transmission, Inc. 3.750%, due 01/30/31[2]		25,000	22,251
4.750%, due 10/01/27[2]		75,000	73,204
Aston Martin Capital Holdings Ltd. 10.375%, due 03/31/29[2]	GBP	100,000	128,866
Ford Motor Co. 4.750%, due 01/15/43		125,000	102,296
5.291%, due 12/08/46		50,000	44,436
Ford Motor Credit Co. LLC 4.000%, due 11/13/30		200,000	181,746
Jaguar Land Rover Automotive PLC 5.875%, due 01/15/28[2]		200,000	198,027
6.875%, due 11/15/26[3]	EUR	200,000	227,379
JB Poindexter & Co., Inc. 8.750%, due 12/15/31[2]		75,000	78,835

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Auto manufacturers—(concluded)
Mclaren Finance PLC 7.500%, due 08/01/26[2]		200,000	$174,800
Wabash National Corp. 4.500%, due 10/15/28[2]		25,000	22,698
			1,254,538
Auto parts & equipment—2.5%
Adient Global Holdings Ltd. 7.000%, due 04/15/28[2]		25,000	25,554
8.250%, due 04/15/31[2]		25,000	26,284
Adler Pelzer Holding GmbH 9.500%, due 04/01/27[2]	EUR	200,000	214,560
9.500%, due 04/01/27[3]		100,000	107,280
American Axle & Manufacturing, Inc. 5.000%, due 10/01/29		25,000	22,929
Clarios Global LP 6.750%, due 05/15/25[2]		42,000	42,020
Clarios Global LP/Clarios U.S. Finance Co. 6.250%, due 05/15/26[2]		25,000	24,984
8.500%, due 05/15/27[2]		25,000	25,187
Dana Financing Luxembourg SARL 8.500%, due 07/15/31[2]	EUR	125,000	146,557
Dana, Inc. 4.500%, due 02/15/32		25,000	21,843
5.375%, due 11/15/27		25,000	24,568
Dealer Tire LLC/DT Issuer LLC 8.000%, due 02/01/28[2]		75,000	74,822
Dornoch Debt Merger Sub, Inc. 6.625%, due 10/15/29[2]		275,000	240,939
Forvia SE 2.750%, due 02/15/27[3]	EUR	350,000	364,626
Goodyear Tire & Rubber Co. 5.000%, due 07/15/29		75,000	70,785
5.250%, due 04/30/31		25,000	23,313
5.250%, due 07/15/31		275,000	257,102
7.000%, due 03/15/28		25,000	25,534
9.500%, due 05/31/25		50,000	50,144
Grupo Antolin-Irausa SA 3.500%, due 04/30/28[3]	EUR	100,000	88,772
10.375%, due 01/30/30[2]		125,000	135,134
IHO Verwaltungs GmbH 8.750% Cash or 9.500% PIK, 8.750%, due 05/15/28[2,7]		225,000	260,247
Mahle GmbH 6.500%, due 05/02/31[2]		100,000	110,200
Nemak SAB de CV 2.250%, due 07/20/28[3]		150,000	141,975
2.250%, due 07/20/28[2]		125,000	118,313
3.625%, due 06/28/31[3]		200,000	158,500
Phinia, Inc. 6.750%, due 04/15/29[2]		25,000	25,500
Schaeffler AG 4.500%, due 03/28/30[3]	EUR	100,000	107,413
Standard Profil Automotive GmbH 6.250%, due 04/30/26[3]		100,000	95,279
	Face amount[1]		Value
Corporate bonds—(continued)
Auto parts & equipment—(concluded)
Tenneco, Inc. 8.000%, due 11/17/28[2]		225,000	$204,201
TI Automotive Finance PLC 3.750%, due 04/15/29[3]	EUR	175,000	175,947
ZF Europe Finance BV 3.000%, due 10/23/29[3]		200,000	198,909
6.125%, due 03/13/29[3]		300,000	341,805
ZF Finance GmbH 5.750%, due 08/03/26[3]		100,000	110,931
ZF North America Capital, Inc. 6.750%, due 04/23/30[2]		150,000	152,802
6.875%, due 04/14/28[2]		150,000	153,746
6.875%, due 04/23/32[2]		150,000	155,086
7.125%, due 04/14/30[2]		150,000	155,705
			4,679,496
Banks—2.1%
Access Bank PLC 6.125%, due 09/21/26[3]		200,000	189,938
Banco de Credito e Inversiones SA (fixed, converts to FRN on 05/08/29), 8.750%, due 02/08/29[2,6,8]		200,000	209,450
Banco de Credito Social Cooperativo SA (fixed, converts to FRN on 03/09/27), 1.750%, due 03/09/28[3,6]	EUR	200,000	204,271
Barclays PLC (fixed, converts to FRN on 06/15/25), 7.125%, due 06/15/25[6,8]	GBP	200,000	256,313
Citigroup, Inc. Series V, (fixed, converts to FRN on 01/30/25), 4.700%, due 01/30/25[6,8]		175,000	172,722
Series T, (fixed, converts to FRN on 08/15/26), 6.250%, due 08/15/26[6,8]		125,000	124,939
Commerzbank AG (fixed, converts to FRN on 12/29/26), 1.375%, due 12/29/31[3,6]	EUR	200,000	202,348
(fixed, converts to FRN on 12/05/25), 4.000%, due 12/05/30[3,6]		100,000	107,646
(fixed, converts to FRN on 12/06/27), 6.500%, due 12/06/32[3,6]		100,000	115,320
Deutsche Bank AG (fixed, converts to FRN on 06/24/27), 4.000%, due 06/24/32[3,6]		400,000	428,957
(fixed, converts to FRN on 05/19/26), 5.625%, due 05/19/31[3,6]		100,000	110,141
Freedom Mortgage Corp. 6.625%, due 01/15/27[2]		250,000	245,048
7.625%, due 05/01/26[2]		75,000	75,083
12.000%, due 10/01/28[2]		25,000	26,898
12.250%, due 10/01/30[2]		25,000	27,401
Goldman Sachs Group, Inc. Series R, (fixed, converts to FRN on 02/10/25), 4.950%, due 02/10/25[6,8]		75,000	74,278

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Banks—(concluded)
Intesa Sanpaolo SpA 2.925%, due 10/14/30[3]	EUR	250,000	$254,761
3.928%, due 09/15/26[3]		250,000	271,960
JPMorgan Chase & Co. Series HH, (fixed, converts to FRN on 02/01/25), 4.600%, due 02/01/25[6,8]		75,000	74,436
UniCredit SpA (fixed, converts to FRN on 09/23/24), 2.000%, due 09/23/29[3,6]	EUR	400,000	431,255
(fixed, converts to FRN on 01/15/27), 2.731%, due 01/15/32[3,6]		325,000	339,109
			3,942,274
Beverages—0.2%
Primo Water Holdings, Inc. 3.875%, due 10/31/28[3]		200,000	208,884
4.375%, due 04/30/29[2]		150,000	139,685
Triton Water Holdings, Inc. 6.250%, due 04/01/29[2]		100,000	96,893
			445,462
Biotechnology—0.1%
Grifols SA 3.875%, due 10/15/28[3]	EUR	225,000	214,285
Building materials—2.1%
AmeriTex HoldCo Intermediate LLC 10.250%, due 10/15/28[2]		50,000	53,160
Builders FirstSource, Inc. 4.250%, due 02/01/32[2]		300,000	268,116
5.000%, due 03/01/30[2]		100,000	95,677
6.375%, due 06/15/32[2]		225,000	228,194
Cemex SAB de CV (fixed, converts to FRN on 09/08/26), 5.125%, due 06/08/26[2,6,8]		200,000	194,626
(fixed, converts to FRN on 09/08/26), 5.125%, due 06/08/26[3,6,8]		600,000	583,878
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.375%, due 12/15/30[2]	EUR	125,000	141,444
6.625%, due 12/15/30[2]		100,000	101,877
Griffon Corp. 5.750%, due 03/01/28		250,000	244,726
JELD-WEN, Inc. 4.625%, due 12/15/25[2]		25,000	24,622
Knife River Corp. 7.750%, due 05/01/31[2]		50,000	52,460
Masterbrand, Inc. 7.000%, due 07/15/32[2]		25,000	25,685
Miter Brands Acquisition Holdco, Inc./ MIWD Borrower LLC 6.750%, due 04/01/32[2]		75,000	76,095
MIWD Holdco II LLC/MIWD Finance Corp. 5.500%, due 02/01/30[2]		75,000	70,057
New Enterprise Stone & Lime Co., Inc. 5.250%, due 07/15/28[2]		75,000	72,029
9.750%, due 07/15/28[2]		100,000	102,283
	Face amount[1]		Value
Corporate bonds—(continued)
Building materials—(concluded)
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.500%, due 04/15/30[2]		50,000	$46,809
Project Grand U.K. PLC 9.000%, due 06/01/29[2]	EUR	100,000	110,065
Sisecam U.K. PLC 8.250%, due 05/02/29[2]		200,000	203,812
Smyrna Ready Mix Concrete LLC 6.000%, due 11/01/28[2]		225,000	222,886
Standard Industries, Inc. 2.250%, due 11/21/26[3]	EUR	225,000	231,635
4.375%, due 07/15/30[2]		175,000	159,425
5.000%, due 02/15/27[2]		125,000	122,305
6.500%, due 08/15/32[2,9]		50,000	50,091
Summit Materials LLC/Summit Materials Finance Corp. 5.250%, due 01/15/29[2]		100,000	97,761
6.500%, due 03/15/27[2]		50,000	50,063
7.250%, due 01/15/31[2]		45,000	46,923
West China Cement Ltd. 4.950%, due 07/08/26[3]		200,000	163,837
			3,840,541
Chemicals—3.6%
ASP Unifrax Holdings, Inc. 7.500%, due 09/30/29[2]		25,000	12,500
Avient Corp. 5.750%, due 05/15/25[2]		100,000	99,761
7.125%, due 08/01/30[2]		125,000	128,344
Braskem Idesa SAPI 6.990%, due 02/20/32[3]		300,000	227,400
Braskem Netherlands Finance BV 4.500%, due 01/31/30[3]		850,000	735,250
Chemours Co. 4.000%, due 05/15/26	EUR	200,000	210,659
4.625%, due 11/15/29[2]		50,000	43,794
5.375%, due 05/15/27		75,000	72,050
5.750%, due 11/15/28[2]		175,000	163,712
Consolidated Energy Finance SA 5.000%, due 10/15/28[2]	EUR	225,000	206,532
Herens Midco SARL 5.250%, due 05/15/29[3]		200,000	162,338
INEOS Finance PLC 6.375%, due 04/15/29[2]		150,000	167,008
INEOS Quattro Finance 2 PLC 8.500%, due 03/15/29[2]		200,000	230,243
Innophos Holdings, Inc. 9.375%, due 02/15/28[2]		100,000	86,500
Iris Holdings, Inc. 8.750% Cash or 9.500% PIK, 8.750%, due 02/15/26[2,7]		125,000	103,750
Italmatch Chemicals SpA 10.000%, due 02/06/28[2]	EUR	125,000	144,548
Methanex Corp. 5.125%, due 10/15/27		75,000	73,025
Minerals Technologies, Inc. 5.000%, due 07/01/28[2]		100,000	96,140

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Chemicals—(concluded)
Nobian Finance BV 3.625%, due 07/15/26[3]	EUR	125,000	$132,796
NOVA Chemicals Corp. 4.250%, due 05/15/29[2]		50,000	45,232
5.000%, due 05/01/25[2]		50,000	49,554
5.250%, due 06/01/27[2]		75,000	73,192
8.500%, due 11/15/28[2]		125,000	132,666
9.000%, due 02/15/30[2]		150,000	158,577
OCP SA 6.875%, due 04/25/44[3]		500,000	488,765
7.500%, due 05/02/54[2]		200,000	206,250
Olin Corp. 5.625%, due 08/01/29		150,000	148,113
Olympus Water U.S. Holding Corp. 5.375%, due 10/01/29[3]	EUR	225,000	222,554
6.250%, due 10/01/29[2]		200,000	183,531
9.625%, due 11/15/28[3]	EUR	125,000	145,214
Polar U.S. Borrower LLC/Schenectady International Group, Inc. 6.750%, due 05/15/26[2]		125,000	34,813
Rain Carbon, Inc. 12.250%, due 09/01/29[2]		50,000	54,044
Sasol Financing USA LLC 4.500%, due 11/08/27[3]		200,000	182,400
5.500%, due 03/18/31		300,000	258,000
SCIH Salt Holdings, Inc. 4.875%, due 05/01/28[2]		25,000	23,307
6.625%, due 05/01/29[2]		150,000	141,405
SCIL IV LLC/SCIL USA Holdings LLC 9.500%, due 07/15/28[2]	EUR	150,000	175,283
9.500%, due 07/15/28[3]		100,000	116,855
Synthomer PLC 7.375%, due 05/02/29[2]		125,000	142,639
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.125%, due 04/01/29[2]		240,000	90,980
5.375%, due 09/01/25[2]		46,000	38,410
Tronox, Inc. 4.625%, due 03/15/29[2]		175,000	159,393
UPL Corp. Ltd. (fixed, converts to FRN on 05/27/25), 5.250%, due 02/27/25[3,6,8]		200,000	148,750
WR Grace Holdings LLC 4.875%, due 06/15/27[2]		125,000	120,890
5.625%, due 08/15/29[2]		125,000	114,382
7.375%, due 03/01/31[2]		50,000	51,341
			6,802,890
Coal—0.0%†
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 3.000%, due 03/15/24[4,5,10]		550,000	5,500
Murray Energy Corp. 9.000% Cash and 3.000% PIK, 12.000%, due 04/15/24[2,4,5]		1,268,693	0
			5,500
	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—4.2%
ADT Security Corp. 4.125%, due 08/01/29[2]		100,000	$93,290
4.875%, due 07/15/32[2]		150,000	139,456
Adtalem Global Education, Inc. 5.500%, due 03/01/28[2]		81,000	78,717
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.000%, due 06/01/29[2]		200,000	174,259
6.625%, due 07/15/26[2]		9,000	9,013
9.750%, due 07/15/27[2]		250,000	249,789
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, due 06/01/28[2]	EUR	100,000	101,520
4.625%, due 06/01/28[2]		200,000	184,346
4.875%, due 06/01/28[3]	GBP	150,000	176,586
Alta Equipment Group, Inc. 9.000%, due 06/01/29[2]		50,000	47,381
Amber Finco PLC 6.625%, due 07/15/29[2]	EUR	100,000	112,150
AMN Healthcare, Inc. 4.000%, due 04/15/29[2]		250,000	228,944
4.625%, due 10/01/27[2]		25,000	24,015
APi Group DE, Inc. 4.125%, due 07/15/29[2]		175,000	161,547
APX Group, Inc. 5.750%, due 07/15/29[2]		175,000	170,254
Arena Luxembourg Finance SARL 1.875%, due 02/01/28[3]	EUR	125,000	124,890
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375%, due 03/01/29[2]		200,000	183,056
5.750%, due 07/15/27[2]		25,000	24,170
Avis Budget Finance PLC 7.250%, due 07/31/30[2]	EUR	200,000	212,769
BCP V Modular Services Finance II PLC 4.750%, due 11/30/28[3]		100,000	103,005
BCP V Modular Services Finance PLC 6.750%, due 11/30/29[3]		250,000	229,978
Block, Inc. 6.500%, due 05/15/32[2]		75,000	76,215
Boels Topholding BV 5.750%, due 05/15/30[2]	EUR	100,000	109,795
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.500%, due 01/15/31[3]	GBP	200,000	276,715
Brink's Co. 6.500%, due 06/15/29[2]		75,000	76,431
6.750%, due 06/15/32[2]		100,000	101,938
Carriage Services, Inc. 4.250%, due 05/15/29[2]		75,000	67,947
Champions Financing, Inc. 8.750%, due 02/15/29[2]		25,000	25,499
CPI CG, Inc. 10.000%, due 07/15/29[2]		50,000	52,125

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
GEO Group, Inc. 8.625%, due 04/15/29		75,000	$78,091
10.250%, due 04/15/31		100,000	107,195
Herc Holdings, Inc. 6.625%, due 06/15/29[2]		75,000	76,576
Hertz Corp. 3.000%, due 01/15/28[2]		50,000	4,500
5.000%, due 12/01/29[2]		50,000	33,047
La Financiere Atalian 3.500% Cash and 5.000% PIK, 8.500%, due 06/30/28	EUR	298,201	190,465
Loxam SAS 4.500%, due 02/15/27[3]		100,000	108,441
6.375%, due 05/31/29[2]		100,000	112,963
Matthews International Corp. 5.250%, due 12/01/25[2]		100,000	98,750
Mavis Tire Express Services Topco Corp. 6.500%, due 05/15/29[2]		325,000	309,213
Mundys SpA 1.875%, due 02/12/28[3]	EUR	225,000	226,169
Neptune Bidco U.S., Inc. 9.290%, due 04/15/29[2]		275,000	269,326
NESCO Holdings II, Inc. 5.500%, due 04/15/29[2]		125,000	116,342
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.000%, due 06/15/29[2]		100,000	92,463
PECF USS Intermediate Holding III Corp. 8.000%, due 11/15/29[2]		125,000	53,125
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.250%, due 01/15/28[2]		75,000	74,753
PROG Holdings, Inc. 6.000%, due 11/15/29[2]		25,000	24,049
Q-Park Holding I BV 2.000%, due 03/01/27[2]	EUR	100,000	102,744
5.125%, due 02/15/30[2]		100,000	109,135
Rekeep SpA 7.250%, due 02/01/26[3]		175,000	173,769
RR Donnelley & Sons Co. 9.500%, due 08/01/29[2,9]		75,000	75,938
10.875%, due 08/01/29[2,9]		75,000	74,813
Service Corp. International 3.375%, due 08/15/30		25,000	22,120
4.000%, due 05/15/31		225,000	202,716
United Rentals North America, Inc. 3.750%, due 01/15/32		75,000	66,206
3.875%, due 02/15/31		125,000	112,970
4.000%, due 07/15/30		225,000	205,797
5.250%, due 01/15/30		275,000	269,021
5.500%, due 05/15/27		25,000	24,904
6.000%, due 12/15/29[2]		25,000	25,366
Verisure Holding AB 7.125%, due 02/01/28[2]	EUR	125,000	141,538
9.250%, due 10/15/27[3]		100,000	114,134
	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(concluded)
Verisure Midholding AB 5.250%, due 02/15/29[3]		200,000	$214,026
WASH Multifamily Acquisition, Inc. 5.750%, due 04/15/26[2]		100,000	98,411
Williams Scotsman, Inc. 4.625%, due 08/15/28[2]		75,000	71,370
6.125%, due 06/15/25[2]		60,000	60,031
6.625%, due 06/15/29[2]		50,000	50,914
			7,807,191
Computers—0.9%
Amentum Escrow Corp. 7.250%, due 08/01/32[2,9]		75,000	76,598
ASGN, Inc. 4.625%, due 05/15/28[2]		175,000	167,683
CA Magnum Holdings 5.375%, due 10/31/26[3]		200,000	192,625
Exela Intermediate LLC/Exela Finance, Inc. 11.500% PIK, 11.500%, due 04/15/26[2,7]		158,398	24,948
Insight Enterprises, Inc. 6.625%, due 05/15/32[2]		25,000	25,719
McAfee Corp. 7.375%, due 02/15/30[2]		75,000	69,961
NCR Atleos Corp. 9.500%, due 04/01/29[2]		200,000	218,484
NCR Voyix Corp. 5.000%, due 10/01/28[2]		125,000	119,529
5.125%, due 04/15/29[2]		300,000	286,614
5.250%, due 10/01/30[2]		25,000	23,455
Seagate HDD Cayman 4.125%, due 01/15/31		80,000	72,532
9.625%, due 12/01/32		226,125	258,952
Western Digital Corp. 4.750%, due 02/15/26		50,000	49,131
			1,586,231
Cosmetics/Personal Care—0.1%
Coty, Inc. 5.750%, due 09/15/28[2]	EUR	100,000	112,897
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.625%, due 07/15/30[2]		50,000	51,342
			164,239
Distribution & wholesale—0.5%
American Builders & Contractors Supply Co., Inc. 4.000%, due 01/15/28[2]		50,000	47,221
Azelis Finance NV 5.750%, due 03/15/28[3]	EUR	300,000	333,963
BCPE Empire Holdings, Inc. 7.625%, due 05/01/27[2]		175,000	169,326
Li & Fung Ltd. 5.250%, due 11/03/24[3,8]		200,000	99,595
OPENLANE, Inc. 5.125%, due 06/01/25[2]		16,000	15,881

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Distribution & wholesale—(concluded)
Resideo Funding, Inc. 4.000%, due 09/01/29[2]		50,000	$45,574
6.500%, due 07/15/32[2]		50,000	49,997
Ritchie Bros Holdings, Inc. 6.750%, due 03/15/28[2]		50,000	51,051
7.750%, due 03/15/31[2]		50,000	52,575
Velocity Vehicle Group LLC 8.000%, due 06/01/29[2]		25,000	25,750
Windsor Holdings III LLC 8.500%, due 06/15/30[2]		50,000	52,625
			943,558
Diversified financial services—4.0%
4finance SA 10.750%, due 10/26/26	EUR	200,000	206,309
AG Issuer LLC 6.250%, due 03/01/28[2]		100,000	95,838
AG TTMT Escrow Issuer LLC 8.625%, due 09/30/27[2]		25,000	25,526
Agps Bondco PLC 5.000%, due 01/14/29[3]	EUR	200,000	68,831
Ally Financial, Inc. Series B, (fixed, converts to FRN on 05/15/26), 4.700%, due 05/15/26[6,8]		100,000	91,681
6.700%, due 02/14/33		100,000	102,788
Bracken MidCo1 PLC 6.750% Cash or 7.500% PIK, 6.750%, due 11/01/27[3,7]	GBP	100,000	121,652
Bread Financial Holdings, Inc. 9.750%, due 03/15/29[2]		75,000	80,413
Coinbase Global, Inc. 0.500%, due 06/01/26		25,000	25,672
3.375%, due 10/01/28[2]		325,000	286,102
3.625%, due 10/01/31[2]		275,000	228,630
Credito Real SAB de CV SOFOM ER,[11] 5.000%, due 02/01/27[3]	EUR	275,000	26,839
doValue SpA 3.375%, due 07/31/26[2]		150,000	156,297
Enova International, Inc. 9.125%, due 08/01/29[2,9]		25,000	25,248
Freedom Mortgage Holdings LLC 9.250%, due 02/01/29[2]		75,000	75,537
Garfunkelux Holdco 3 SA 7.750%, due 11/01/25[3]	GBP	225,000	183,696
GGAM Finance Ltd. 6.875%, due 04/15/29[2]		25,000	25,561
8.000%, due 02/15/27[2]		25,000	25,848
Global Aircraft Leasing Co. Ltd. 6.500% Cash or 7.250% PIK, 6.500%, due 09/15/24[2,7]		249,147	244,787
goeasy Ltd. 7.625%, due 07/01/29[2]		150,000	153,428
9.250%, due 12/01/28[2]		50,000	53,621
Hightower Holding LLC 9.125%, due 01/31/30[2]		50,000	50,776
	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
International Personal Finance PLC 9.750%, due 11/12/25	EUR	100,000	$109,264
Intrum AB 9.250%, due 03/15/28[3]		100,000	74,808
Iqera Group SAS 6.500%, due 09/30/24[2]		83,280	60,838
Jane Street Group/JSG Finance, Inc. 4.500%, due 11/15/29[2]		75,000	70,997
Jefferson Capital Holdings LLC 6.000%, due 08/15/26[2]		100,000	99,289
9.500%, due 02/15/29[2]		100,000	104,919
Jerrold Finco PLC 5.250%, due 01/15/27[3]	GBP	175,000	218,785
7.875%, due 04/15/30[2]		100,000	128,904
Macquarie Airfinance Holdings Ltd. 6.400%, due 03/26/29[2]		25,000	25,657
6.500%, due 03/26/31[2]		50,000	51,890
8.125%, due 03/30/29[2]		50,000	52,901
8.375%, due 05/01/28[2]		25,000	26,471
Manappuram Finance Ltd. 7.375%, due 05/12/28[3]		250,000	250,234
Midcap Financial Issuer Trust 6.500%, due 05/01/28[2]		200,000	193,174
Nationstar Mortgage Holdings, Inc. 5.125%, due 12/15/30[2]		75,000	69,846
5.500%, due 08/15/28[2]		100,000	97,121
5.750%, due 11/15/31[2]		50,000	47,719
6.000%, due 01/15/27[2]		75,000	74,441
7.125%, due 02/01/32[2]		50,000	51,037
Navient Corp. 5.000%, due 03/15/27		231,000	223,340
5.500%, due 03/15/29		250,000	232,490
Series A, 5.625%, due 08/01/33		150,000	124,928
6.750%, due 06/15/26		200,000	202,138
9.375%, due 07/25/30		75,000	79,904
11.500%, due 03/15/31		100,000	110,825
Newday Bondco PLC 13.250%, due 12/15/26[3]	GBP	103,000	142,210
OneMain Finance Corp. 3.875%, due 09/15/28		25,000	22,838
4.000%, due 09/15/30		75,000	65,652
5.375%, due 11/15/29		25,000	24,024
6.625%, due 01/15/28		75,000	75,997
7.125%, due 03/15/26		150,000	152,567
7.500%, due 05/15/31		100,000	102,827
7.875%, due 03/15/30		200,000	208,533
9.000%, due 01/15/29		25,000	26,507
PennyMac Financial Services, Inc. 4.250%, due 02/15/29[2]		175,000	162,233
5.750%, due 09/15/31[2]		75,000	71,649
7.875%, due 12/15/29[2]		125,000	130,848
PRA Group, Inc. 7.375%, due 09/01/25[2]		25,000	24,979
8.375%, due 02/01/28[2]		100,000	101,244

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(concluded)
Provident Funding Associates LP/PFG Finance Corp. 6.375%, due 06/15/25[2]		75,000	$72,927
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 3.625%, due 03/01/29[2]		75,000	68,850
3.875%, due 03/01/31[2]		75,000	66,715
4.000%, due 10/15/33[2]		250,000	215,020
SLM Corp. 3.125%, due 11/02/26		225,000	212,921
StoneX Group, Inc. 7.875%, due 03/01/31[2]		25,000	26,025
Synchrony Financial 7.250%, due 02/02/33		75,000	76,707
VFH Parent LLC/Valor Co-Issuer, Inc. 7.500%, due 06/15/31[2]		25,000	25,750
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.375%, due 02/01/30[2]		100,000	79,658
7.875%, due 05/01/27[2]		150,000	135,778
World Acceptance Corp. 7.000%, due 11/01/26[2]		150,000	144,289
			7,573,748
Electric—3.2%
AES Andes SA (fixed, converts to FRN on 04/07/25), 6.350%, due 10/07/79[3,6]		200,000	197,638
AES Corp. (fixed, converts to FRN on 01/15/30), 7.600%, due 01/15/55[6]		75,000	76,319
AES Espana BV 5.700%, due 05/04/28[2]		400,000	383,704
American Electric Power Co., Inc. (fixed, converts to FRN on 12/15/34), 6.950%, due 12/15/54[6]		50,000	50,578
(fixed, converts to FRN on 12/15/29), 7.050%, due 12/15/54[6]		75,000	75,829
Calpine Corp. 4.500%, due 02/15/28[2]		25,000	23,949
5.000%, due 02/01/31[2]		100,000	94,439
5.125%, due 03/15/28[2]		325,000	314,768
Clean Renewable Power Mauritius Pte. Ltd. 4.250%, due 03/25/27[2]		174,000	164,049
Clearway Energy Operating LLC 3.750%, due 01/15/32[2]		50,000	43,601
4.750%, due 03/15/28[2]		50,000	47,997
ContourGlobal Power Holdings SA 3.125%, due 01/01/28[2]	EUR	100,000	99,792
3.125%, due 01/01/28[3]		200,000	199,584
Electricidad Firme de Mexico Holdings SA de CV 4.900%, due 11/20/26[2]		200,000	189,400
Electricite de France SA (fixed, converts to FRN on 01/22/26), 5.000%, due 01/22/26[3,6,8]	EUR	200,000	216,228
	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(concluded)
(fixed, converts to FRN on 01/29/25), 5.375%, due 01/29/25[3,6,8]		100,000	$108,387
Energia Group Roi Financeco DAC 6.875%, due 07/31/28[2]		250,000	281,986
Eskom Holdings SOC Ltd. 6.350%, due 08/10/28[3]		200,000	197,250
Instituto Costarricense de Electricidad 6.375%, due 05/15/43[3]		200,000	177,500
6.750%, due 10/07/31[2]		300,000	301,704
Investment Energy Resources Ltd. 6.250%, due 04/26/29[2]		200,000	191,876
Leeward Renewable Energy Operations LLC 4.250%, due 07/01/29[2]		50,000	45,496
Mong Duong Finance Holdings BV 5.125%, due 05/07/29[2]		316,230	303,186
NRG Energy, Inc. 3.375%, due 02/15/29[2]		50,000	45,000
3.625%, due 02/15/31[2]		25,000	21,875
5.250%, due 06/15/29[2]		150,000	145,854
5.750%, due 01/15/28		25,000	24,845
6.625%, due 01/15/27		46,000	45,967
(fixed, converts to FRN on 03/15/28), 10.250%, due 03/15/28[2,6,8]		125,000	138,512
PG&E Corp. 5.000%, due 07/01/28		150,000	146,311
Pike Corp. 8.625%, due 01/31/31[2]		25,000	26,883
RRI Energy, Inc. 3.000%, due 06/15/17[4,5,11]		75,000	0
San Miguel Global Power Holdings Corp. (fixed, converts to FRN on 10/21/25), 7.000%, due 10/21/25[3,6,8]		200,000	197,876
Talen Energy Supply LLC 8.625%, due 06/01/30[2]		125,000	134,704
TransAlta Corp. 7.750%, due 11/15/29		50,000	52,458
Vistra Corp. (fixed, converts to FRN on 12/15/26), 7.000%, due 12/15/26[2,6,8]		175,000	176,005
(fixed, converts to FRN on 10/15/26), 8.000%, due 10/15/26[2,6,8]		125,000	127,954
Vistra Operations Co. LLC 4.375%, due 05/01/29[2]		100,000	94,362
5.000%, due 07/31/27[2]		50,000	48,957
5.500%, due 09/01/26[2]		200,000	198,191
5.625%, due 02/15/27[2]		75,000	74,424
6.875%, due 04/15/32[2]		175,000	180,114
7.750%, due 10/15/31[2]		250,000	264,189
			5,929,741
Electrical components & equipment—0.2%
Belden, Inc. 3.375%, due 07/15/31[3]	EUR	300,000	300,941
Energizer Holdings, Inc. 6.500%, due 12/31/27[2]		50,000	50,269

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Electrical components & equipment—(concluded)
EnerSys 6.625%, due 01/15/32[2]		25,000	$25,449
Senvion Holding GmbH,[11] 3.875%, due 10/25/22[3]	EUR	400,000	1,082
WESCO Distribution, Inc. 6.625%, due 03/15/32[2]		25,000	25,467
			403,208
Electronics—0.7%
Coherent Corp. 5.000%, due 12/15/29[2]		225,000	214,627
EquipmentShare.com, Inc. 8.625%, due 05/15/32[2]		100,000	103,826
Imola Merger Corp. 4.750%, due 05/15/29[2]		600,000	564,710
Likewize Corp. 9.750%, due 10/15/25[2]		75,000	75,996
Sensata Technologies BV 4.000%, due 04/15/29[2]		200,000	185,335
Sensata Technologies, Inc. 3.750%, due 02/15/31[2]		75,000	66,243
TTM Technologies, Inc. 4.000%, due 03/01/29[2]		200,000	185,703
			1,396,440
Energy-Alternate Sources—0.7%
Continuum Energy Aura Pte. Ltd. 9.500%, due 02/24/27[3]		400,000	412,624
Greenko Power II Ltd. 4.300%, due 12/13/28[2]		216,875	202,101
ReNew Pvt Ltd. 5.875%, due 03/05/27[2]		299,000	291,053
SK Battery America, Inc. 2.125%, due 01/26/26[3]		200,000	189,562
TerraForm Power Operating LLC 4.750%, due 01/15/30[2]		125,000	116,058
5.000%, due 01/31/28[2]		50,000	48,183
			1,259,581
Engineering & construction—1.0%
Aeropuertos Argentina 2000 SA 8.500%, due 08/01/31[3]		100,000	102,551
Arcosa, Inc. 4.375%, due 04/15/29[2]		50,000	47,128
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners 4.050%, due 04/27/26[3]		200,000	189,000
HTA Group Ltd. 7.500%, due 06/04/29[2]		300,000	301,125
IHS Holding Ltd. 5.625%, due 11/29/26[3]		200,000	190,750
6.250%, due 11/29/28[3]		350,000	312,704
OHL Operaciones SA 5.100% Cash or 4.650% PIK, 9.750%, due 03/31/26[2,7]	EUR	97,414	96,465
	Face amount[1]		Value
Corporate bonds—(continued)
Engineering & construction—(concluded)
Sarens Finance Co. NV 5.750%, due 02/21/27[3]		338,000	$362,417
TopBuild Corp. 4.125%, due 02/15/32[2]		75,000	67,561
Weekley Homes LLC/Weekley Finance Corp. 4.875%, due 09/15/28[2]		200,000	190,405
			1,860,106
Entertainment—3.4%
888 Acquisitions Ltd. 7.558%, due 07/15/27[2]	EUR	175,000	182,765
10.750%, due 05/15/30[3]	GBP	200,000	261,288
Affinity Interactive 6.875%, due 12/15/27[2]		150,000	130,788
Allwyn Entertainment Financing U.K. PLC 7.250%, due 04/30/30[2]	EUR	125,000	143,060
Allwyn International AS 3.875%, due 02/15/27[3]		100,000	106,466
AMC Entertainment Holdings, Inc. 5.875%, due 11/15/26		25,000	20,375
7.500%, due 02/15/29[2]		25,000	18,230
10.000% Cash or 12.000% PIK, 10.000%, due 06/15/26[2,7]		74,932	71,000
Boyne USA, Inc. 4.750%, due 05/15/29[2]		50,000	47,351
Caesars Entertainment, Inc. 4.625%, due 10/15/29[2]		325,000	301,946
6.500%, due 02/15/32[2]		50,000	50,660
Cedar Fair LP/Canada's Wonderland Co./ Magnum Management Corp./Millennium Op 5.250%, due 07/15/29		102,000	99,331
6.500%, due 10/01/28		200,000	201,900
Churchill Downs, Inc. 4.750%, due 01/15/28[2]		75,000	72,412
5.500%, due 04/01/27[2]		150,000	148,223
5.750%, due 04/01/30[2]		125,000	122,560
Cinemark USA, Inc. 5.250%, due 07/15/28[2]		50,000	48,336
7.000%, due 08/01/32[2]		50,000	50,887
Cirsa Finance International SARL 6.500%, due 03/15/29[3]	EUR	100,000	111,607
Codere Finance 2 13.000%, due 06/30/25[3]		6,555	7,042
Codere Finance 2 Luxembourg SA 8.000% Cash or 3.000% PIK, 11.000%, due 09/30/26[3]		100,556	50,060
8.000% Cash or 3.000% PIK, 11.000%, due 09/30/26[2]		61,563	30,648
Empire Resorts, Inc. 7.750%, due 11/01/26[3]		300,000	289,306
Everi Holdings, Inc. 5.000%, due 07/15/29[2]		50,000	49,528
Inter Media & Communication SpA 6.750%, due 02/09/27[3]	EUR	148,708	159,580
6.750%, due 02/09/27[2]		99,139	106,387

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Entertainment—(concluded)
International Game Technology PLC 4.125%, due 04/15/26[2]		200,000	$196,092
Jacobs Entertainment, Inc. 6.750%, due 02/15/29[2]		225,000	210,338
LHMC Finco 2 SARL 7.250% Cash or 8.000% PIK, 7.250%, due 10/02/25[3,7]	EUR	202,018	218,633
Light & Wonder International, Inc. 7.000%, due 05/15/28[2]		225,000	226,656
7.250%, due 11/15/29[2]		25,000	25,725
Lions Gate Capital Holdings LLC 5.500%, due 04/15/29[2]		50,000	31,569
Live Nation Entertainment, Inc. 3.750%, due 01/15/28[2]		125,000	117,530
4.750%, due 10/15/27[2]		150,000	145,445
5.625%, due 03/15/26[2]		225,000	223,069
Lottomatica SpA 5.375%, due 06/01/30[2]	EUR	100,000	109,986
3 mo. EUR EURIBOR + 3.250%, 7.056%, due 06/01/31[2,6]		100,000	109,504
7.125%, due 06/01/28[2]		100,000	113,907
Melco Resorts Finance Ltd. 7.625%, due 04/17/32[2]		200,000	199,188
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875%, due 05/01/29[2]		125,000	118,035
Mohegan Tribal Gaming Authority 8.000%, due 02/01/26[2]		150,000	140,489
Motion Finco SARL 7.375%, due 06/15/30[2]	EUR	225,000	254,110
Penn Entertainment, Inc. 4.125%, due 07/01/29[2]		225,000	199,122
Playtech PLC 4.250%, due 03/07/26[3]	EUR	125,000	134,561
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, due 09/01/29[2]		125,000	93,452
5.875%, due 09/01/31[2]		125,000	88,642
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.875%, due 11/01/26[2]		75,000	73,145
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.625%, due 03/01/30[2]		50,000	48,901
SeaWorld Parks & Entertainment, Inc. 5.250%, due 08/15/29[2]		150,000	142,882
Six Flags Entertainment Corp. 5.500%, due 04/15/27[2]		25,000	24,860
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, due 10/01/29[2]		125,000	120,328
7.125%, due 02/15/31[2]		75,000	78,185
			6,326,090
	Face amount[1]		Value
Corporate bonds—(continued)
Environmental control—0.2%
Clean Harbors, Inc. 6.375%, due 02/01/31[2]		50,000	$50,566
GFL Environmental, Inc. 3.500%, due 09/01/28[2]		50,000	46,480
6.750%, due 01/15/31[2]		50,000	51,416
Madison IAQ LLC 5.875%, due 06/30/29[2]		100,000	93,619
Paprec Holding SA 7.250%, due 11/17/29[2]	EUR	100,000	113,923
Reworld Holding Corp. 5.000%, due 09/01/30		100,000	90,578
			446,582
Food—1.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500%, due 03/15/29[2]		25,000	22,776
4.625%, due 01/15/27[2]		175,000	170,617
4.875%, due 02/15/30[2]		175,000	167,197
5.875%, due 02/15/28[2]		50,000	49,576
6.500%, due 02/15/28[2]		150,000	152,169
B&G Foods, Inc. 8.000%, due 09/15/28[2]		75,000	76,474
BRF SA 4.875%, due 01/24/30[3]		200,000	182,500
C&S Group Enterprises LLC 5.000%, due 12/15/28[2]		50,000	37,107
Chobani LLC/Chobani Finance Corp., Inc. 7.625%, due 07/01/29[2]		50,000	51,823
Ingles Markets, Inc. 4.000%, due 06/15/31[2]		175,000	154,817
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.500%, due 01/15/30		100,000	99,646
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.000%, due 02/15/29[2]		150,000	153,941
Lamb Weston Holdings, Inc. 4.125%, due 01/31/30[2]		75,000	68,467
4.375%, due 01/31/32[2]		125,000	112,668
Nathan's Famous, Inc. 6.625%, due 11/01/25[2]		60,000	59,994
NBM U.S. Holdings, Inc. 7.000%, due 05/14/26[3]		200,000	200,200
Performance Food Group, Inc. 4.250%, due 08/01/29[2]		125,000	115,773
5.500%, due 10/15/27[2]		50,000	49,333
Pilgrim's Pride Corp. 6.250%, due 07/01/33		75,000	77,665
Post Holdings, Inc. 4.500%, due 09/15/31[2]		50,000	45,471
4.625%, due 04/15/30[2]		350,000	326,066
5.500%, due 12/15/29[2]		75,000	72,764
5.625%, due 01/15/28[2]		25,000	24,753
Rallye SA Series COFP, 5.250%, due 02/28/32[3]	EUR	800,000	2,165

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Food—(concluded)
Sigma Holdco BV 5.750%, due 05/15/26[3]		57,085	$60,769
Simmons Foods, Inc./Simmons Prepared Foods,Inc./Simmons Pet Food, Inc./Simmons Feed 4.625%, due 03/01/29[2]		175,000	157,480
U.S. Foods, Inc. 4.750%, due 02/15/29[2]		200,000	191,508
6.875%, due 09/15/28[2]		50,000	51,399
7.250%, due 01/15/32[2]		50,000	52,290
Ulker Biskuvi Sanayi AS 7.875%, due 07/08/31[2]		200,000	202,938
United Natural Foods, Inc. 6.750%, due 10/15/28[2]		50,000	45,676
			3,236,022
Food service—0.1%
TKC Holdings, Inc. 10.500%, due 05/15/29[2]		100,000	97,250
Forest products & paper—0.1%
Appcion 9.000%, due 06/01/25[2,4,5,10,11]		650,000	6,500
Domtar Corp. 6.750%, due 10/01/28[2]		83,000	75,550
Mercer International, Inc. 5.125%, due 02/01/29		50,000	42,377
			124,427
Gas—0.3%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.500%, due 05/20/25		19,000	18,874
5.750%, due 05/20/27		150,000	145,149
5.875%, due 08/20/26		50,000	49,252
EP Infrastructure AS 1.698%, due 07/30/26[3]	EUR	100,000	101,329
2.045%, due 10/09/28[3]		150,000	143,180
UGI International LLC 2.500%, due 12/01/29[3]		175,000	168,370
			626,154
Hand & machine tools—0.3%
IMA Industria Macchine Automatiche SpA 3.750%, due 01/15/28[3]		100,000	105,120
3 mo. EUR EURIBOR + 3.750%, 7.435%, due 04/15/29[2,6]		100,000	109,395
Regal Rexnord Corp. 6.050%, due 02/15/26		50,000	50,388
6.050%, due 04/15/28		50,000	51,238
6.300%, due 02/15/30		50,000	52,149
6.400%, due 04/15/33		50,000	52,228
Werner FinCo LP/Werner FinCo, Inc. 11.500%, due 06/15/28[2]		25,000	27,156
8.750% Cash and 5.750% PIK, 14.500%, due 10/15/28[2,7]		130,811	131,039
			578,713
	Face amount[1]		Value
Corporate bonds—(continued)
Healthcare-products—0.9%
Avantor Funding, Inc. 3.875%, due 07/15/28[3]	EUR	200,000	$213,324
3.875%, due 11/01/29[2]		150,000	138,216
4.625%, due 07/15/28[2]		250,000	240,702
Bausch & Lomb Corp. 8.375%, due 10/01/28[2]		175,000	179,799
Endo Design LLC 6.000%, due 06/30/28[2,4,5]		129,000	0
9.500%, due 07/31/27[2,4,5]		215,000	0
Marcolin SpA 6.125%, due 11/15/26[3]	EUR	100,000	108,669
Medline Borrower LP 3.875%, due 04/01/29[2]		207,000	193,175
5.250%, due 10/01/29[2]		375,000	362,473
RAY Financing LLC 6.500%, due 07/15/31[2]	EUR	100,000	110,389
Sotera Health Holdings LLC 7.375%, due 06/01/31[2]		100,000	102,005
			1,648,752
Healthcare-services—3.1%
Acadia Healthcare Co., Inc. 5.000%, due 04/15/29[2]		100,000	95,749
5.500%, due 07/01/28[2]		125,000	122,602
AHP Health Partners, Inc. 5.750%, due 07/15/29[2]		100,000	95,514
Catalent Pharma Solutions, Inc. 2.375%, due 03/01/28[3]	EUR	275,000	287,680
3.125%, due 02/15/29[2]		50,000	48,274
Charles River Laboratories International, Inc. 4.000%, due 03/15/31[2]		82,000	74,507
CHS/Community Health Systems, Inc. 4.750%, due 02/15/31[2]		250,000	205,623
5.250%, due 05/15/30[2]		125,000	109,009
5.625%, due 03/15/27[2]		175,000	167,572
6.000%, due 01/15/29[2]		75,000	69,634
6.125%, due 04/01/30[2]		150,000	113,820
6.875%, due 04/01/28[2]		23,000	17,969
6.875%, due 04/15/29[2]		200,000	164,005
8.000%, due 12/15/27[2]		250,000	250,155
10.875%, due 01/15/32[2]		350,000	376,245
Concentra Escrow Issuer Corp. 6.875%, due 07/15/32[2]		100,000	103,032
DaVita, Inc. 4.625%, due 06/01/30[2]		150,000	137,363
Encompass Health Corp. 4.750%, due 02/01/30		125,000	119,160
Ephios Subco 3 SARL 7.875%, due 01/31/31[2]	EUR	100,000	116,614
Fortrea Holdings, Inc. 7.500%, due 07/01/30[2]		50,000	50,717
HCA, Inc. 6.000%, due 04/01/54		50,000	50,378
IQVIA, Inc. 2.250%, due 03/15/29[3]	EUR	100,000	99,834
6.500%, due 05/15/30[2]		200,000	205,784

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Healthcare-services—(concluded)
LifePoint Health, Inc. 5.375%, due 01/15/29[2]		100,000	$90,595
10.000%, due 06/01/32[2]		125,000	132,660
11.000%, due 10/15/30[2]		75,000	84,177
ModivCare Escrow Issuer, Inc. 5.000%, due 10/01/29[2]		75,000	50,759
Molina Healthcare, Inc. 3.875%, due 11/15/30[2]		100,000	90,434
3.875%, due 05/15/32[2]		150,000	132,278
4.375%, due 06/15/28[2]		150,000	142,795
MPH Acquisition Holdings LLC 5.500%, due 09/01/28[2]		200,000	156,129
Prime Healthcare Services, Inc. 7.250%, due 11/01/25[2]		150,000	149,986
Radiology Partners, Inc. 4.275% Cash and 3.500% PIK, 7.775%, due 01/31/29[2,7]		90,625	85,300
Select Medical Corp. 6.250%, due 08/15/26[2]		125,000	125,977
Surgery Center Holdings, Inc. 7.250%, due 04/15/32[2]		75,000	77,456
Tenet Healthcare Corp. 4.250%, due 06/01/29		50,000	47,171
4.375%, due 01/15/30		75,000	70,356
5.125%, due 11/01/27		175,000	171,886
6.125%, due 10/01/28		450,000	451,126
6.125%, due 06/15/30		275,000	276,035
6.250%, due 02/01/27		50,000	50,104
6.750%, due 05/15/31		250,000	256,886
U.S. Acute Care Solutions LLC 9.750%, due 05/15/29[2]		75,000	74,361
			5,797,711
Holding companies-diversified—0.2%
Benteler International AG 9.375%, due 05/15/28[2]	EUR	125,000	142,742
9.375%, due 05/15/28[3]		100,000	114,194
ProGroup AG 5.375%, due 04/15/31[2]		100,000	107,585
			364,521
Home builders—1.5%
Adams Homes, Inc. 9.250%, due 10/15/28[2]		175,000	181,268
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.625%, due 08/01/29[2]		75,000	69,248
4.625%, due 04/01/30[2]		150,000	136,931
6.625%, due 01/15/28[2]		100,000	100,506
Beazer Homes USA, Inc. 5.875%, due 10/15/27		50,000	49,523
7.250%, due 10/15/29		100,000	101,403
7.500%, due 03/15/31[2]		25,000	25,369
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 4.875%, due 02/15/30[2]		25,000	22,918
	Face amount[1]		Value
Corporate bonds—(continued)
Home builders—(concluded)
5.000%, due 06/15/29[2]		125,000	$116,090
Century Communities, Inc. 3.875%, due 08/15/29[2]		75,000	68,381
Dream Finders Homes, Inc. 8.250%, due 08/15/28[2]		100,000	103,739
Empire Communities Corp. 9.750%, due 05/01/29[2]		75,000	77,433
Forestar Group, Inc. 3.850%, due 05/15/26[2]		100,000	96,695
5.000%, due 03/01/28[2]		125,000	120,333
Installed Building Products, Inc. 5.750%, due 02/01/28[2]		150,000	147,891
KB Home 4.000%, due 06/15/31		125,000	112,769
6.875%, due 06/15/27		50,000	51,584
7.250%, due 07/15/30		75,000	77,817
LGI Homes, Inc. 4.000%, due 07/15/29[2]		25,000	22,382
8.750%, due 12/15/28[2]		100,000	106,245
Maison Finco PLC 6.000%, due 10/31/27[3]	GBP	100,000	121,317
Mattamy Group Corp. 4.625%, due 03/01/30[2]		125,000	116,562
Miller Homes Group Finco PLC 7.000%, due 05/15/29[3]	GBP	100,000	122,288
Shea Homes LP/Shea Homes Funding Corp. 4.750%, due 02/15/28		100,000	95,799
4.750%, due 04/01/29		125,000	118,505
STL Holding Co. LLC 8.750%, due 02/15/29[2]		75,000	78,083
Taylor Morrison Communities, Inc. 5.875%, due 06/15/27[2]		100,000	100,408
Thor Industries, Inc. 4.000%, due 10/15/29[2]		75,000	67,583
Tri Pointe Homes, Inc. 5.700%, due 06/15/28		75,000	74,800
Winnebago Industries, Inc. 6.250%, due 07/15/28[2]		100,000	99,135
			2,783,005
Home furnishings—0.2%
Arcelik AS 8.500%, due 09/25/28[3]		200,000	210,750
Tempur Sealy International, Inc. 4.000%, due 04/15/29[2]		125,000	114,176
			324,926
Household products—0.1%
Edgewell Personal Care Co. 4.125%, due 04/01/29[2]		175,000	162,843
5.500%, due 06/01/28[2]		75,000	73,522
			236,365
Household products/wares—0.0%†
Central Garden & Pet Co. 4.125%, due 04/30/31[2]		100,000	88,849

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Housewares—0.3%
Newell Brands, Inc. 5.700%, due 04/01/26		200,000	$199,522
6.375%, due 09/15/27		75,000	74,915
6.625%, due 09/15/29		50,000	50,164
6.875%, due 04/01/36		125,000	119,698
7.000%, due 04/01/46		50,000	43,917
Scotts Miracle-Gro Co. 4.000%, due 04/01/31		125,000	110,434
4.375%, due 02/01/32		50,000	44,260
			642,910
Insurance—0.5%
Acrisure LLC/Acrisure Finance, Inc. 8.500%, due 06/15/29[2]		25,000	25,695
AmWINS Group, Inc. 6.375%, due 02/15/29[2]		25,000	25,362
AssuredPartners, Inc. 5.625%, due 01/15/29[2]		100,000	95,256
Baldwin Insurance Group Holdings LLC/ Baldwin Insurance Group Holdings Finance 7.125%, due 05/15/31[2]		75,000	77,335
FWD Group Holdings Ltd. (fixed, converts to FRN on 06/15/27), 8.045%, due 12/15/24[3,6,8]		300,000	298,053
HUB International Ltd. 5.625%, due 12/01/29[2]		25,000	24,005
7.250%, due 06/15/30[2]		75,000	77,353
MGIC Investment Corp. 5.250%, due 08/15/28		25,000	24,681
Tongyang Life Insurance Co. Ltd. (fixed, converts to FRN on 09/22/25), 5.250%, due 09/22/25[3,6,8]		200,000	196,542
			844,282
Internet—1.0%
Cogent Communications Group LLC 7.000%, due 06/15/27[2]		125,000	126,096
Cogent Communications Group, Inc./ Cogent Communications Finance, Inc. 7.000%, due 06/15/27[2]		50,000	50,489
Gen Digital, Inc. 6.750%, due 09/30/27[2]		50,000	50,856
7.125%, due 09/30/30[2]		150,000	155,072
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.500%, due 03/01/29[2]		50,000	45,461
5.250%, due 12/01/27[2]		200,000	196,897
iliad SA 2.375%, due 06/17/26[3]	EUR	400,000	419,913
Match Group Holdings II LLC 4.125%, due 08/01/30[2]		75,000	67,385
Millennium Escrow Corp. 6.625%, due 08/01/26[2]		75,000	39,431
Prosus NV 3.832%, due 02/08/51[3]		200,000	131,313
	Face amount[1]		Value
Corporate bonds—(continued)
Internet—(concluded)
Uber Technologies, Inc. 8.000%, due 11/01/26[2]		150,000	$150,633
United Group BV 3.125%, due 02/15/26[3]	EUR	200,000	213,203
4.000%, due 11/15/27[3]		100,000	105,768
Ziff Davis, Inc. 4.625%, due 10/15/30[2]		69,000	62,237
			1,814,754
Investment companies—0.7%
Compass Group Diversified Holdings LLC 5.000%, due 01/15/32[2]		75,000	68,294
5.250%, due 04/15/29[2]		125,000	119,769
Huarong Finance 2019 Co. Ltd. (fixed, converts to FRN on 09/30/25), 4.250%, due 09/30/25[3,6,8]		250,000	243,589
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.375%, due 02/01/29		50,000	43,510
5.250%, due 05/15/27		125,000	119,886
6.250%, due 05/15/26		225,000	224,276
9.000%, due 06/15/30[2]		50,000	50,650
9.750%, due 01/15/29[2]		75,000	78,980
Linx Capital Ltd. 15.200%, due 04/01/25[2,7]	EUR	444,034	360,417
			1,309,371
Iron & steel—1.2%
ATI, Inc. 4.875%, due 10/01/29		75,000	71,236
5.125%, due 10/01/31		100,000	94,390
7.250%, due 08/15/30		50,000	52,276
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
8.750%, due 07/15/26[2]		175,000	157,324
Big River Steel LLC/BRS Finance Corp. 6.625%, due 01/31/29[2]		140,000	140,283
Carpenter Technology Corp. 6.375%, due 07/15/28		200,000	201,155
Cleveland-Cliffs, Inc. 4.875%, due 03/01/31[2]		50,000	45,634
5.875%, due 06/01/27		225,000	224,702
6.750%, due 04/15/30[2]		100,000	100,680
Commercial Metals Co. 4.125%, due 01/15/30		50,000	46,296
4.375%, due 03/15/32		50,000	45,684
CSN Inova Ventures 6.750%, due 01/28/28[3]		250,000	240,800
Infrabuild Australia Pty. Ltd. 14.500%, due 11/15/28[2]		50,000	51,546
Metinvest BV 7.750%, due 10/17/29[3]		200,000	133,000
Mineral Resources Ltd. 8.000%, due 11/01/27[2]		100,000	102,635
8.125%, due 05/01/27[2]		148,000	149,985
9.250%, due 10/01/28[2]		50,000	53,173

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Iron & steel—(concluded)
Samarco Mineracao SA 9.000% PIK, 9.000%, due 06/30/31[3,7]		360,627	$334,121
TMS International Corp. 6.250%, due 04/15/29[2]		25,000	23,208
			2,268,128
Leisure time—3.4%
Acushnet Co. 7.375%, due 10/15/28[2]		25,000	26,068
Carnival Corp. 5.750%, due 03/01/27[2]		800,000	796,011
5.750%, due 01/15/30[2]	EUR	175,000	195,318
5.750%, due 01/15/30[3]		100,000	111,878
6.000%, due 05/01/29[2]		350,000	349,150
6.650%, due 01/15/28		100,000	100,420
7.000%, due 08/15/29[2]		25,000	26,128
7.625%, due 03/01/26[2]		425,000	429,111
10.500%, due 06/01/30[2]		175,000	190,204
Carnival PLC 1.000%, due 10/28/29	EUR	125,000	112,344
Codere New Holdco SA 3.000%, due 11/30/27[3,4,7,10]		125,662	204
Deuce Finco PLC 5.500%, due 06/15/27[2]	GBP	125,000	153,912
Life Time, Inc. 5.750%, due 01/15/26[2]		275,000	273,953
8.000%, due 04/15/26[2]		425,000	430,730
Lindblad Expeditions LLC 6.750%, due 02/15/27[2]		50,000	49,907
MajorDrive Holdings IV LLC 6.375%, due 06/01/29[2]		125,000	118,720
NCL Corp. Ltd. 5.875%, due 03/15/26[2]		400,000	398,212
5.875%, due 02/15/27[2]		50,000	49,638
7.750%, due 02/15/29[2]		100,000	105,249
8.125%, due 01/15/29[2]		25,000	26,577
NCL Finance Ltd. 6.125%, due 03/15/28[2]		100,000	100,102
Pinnacle Bidco PLC 10.000%, due 10/11/28[3]	GBP	200,000	275,582
Royal Caribbean Cruises Ltd. 4.250%, due 07/01/26[2]		75,000	73,046
5.375%, due 07/15/27[2]		500,000	497,066
5.500%, due 08/31/26[2]		125,000	124,437
5.500%, due 04/01/28[2]		50,000	49,810
6.000%, due 02/01/33[2,9]		150,000	150,983
6.250%, due 03/15/32[2]		25,000	25,495
7.500%, due 10/15/27		100,000	105,735
TUI AG 5.875%, due 03/15/29[2]	EUR	100,000	108,437
TUI Cruises GmbH 6.250%, due 04/15/29[2]		100,000	109,860
Viking Cruises Ltd. 5.875%, due 09/15/27[2]		375,000	372,750
6.250%, due 05/15/25[2]		75,000	75,076
	Face amount[1]		Value
Corporate bonds—(continued)
Leisure time—(concluded)
7.000%, due 02/15/29[2]		100,000	$100,981
Viking Ocean Cruises Ship VII Ltd. 5.625%, due 02/15/29[2]		75,000	74,006
VOC Escrow Ltd. 5.000%, due 02/15/28[2]		150,000	146,366
			6,333,466
Lodging—2.2%
Boyd Gaming Corp. 4.750%, due 12/01/27		25,000	24,297
4.750%, due 06/15/31[2]		250,000	230,282
Fortune Star BVI Ltd. 3.950%, due 10/02/26[3]	EUR	100,000	98,288
Full House Resorts, Inc. 8.250%, due 02/15/28[2]		175,000	172,273
Grupo Posadas SAB de CV Steps to 8.000% on 12/30/2025, 7.000%, due 12/30/27[3,6]		150,000	135,891
Hilton Domestic Operating Co., Inc. 3.625%, due 02/15/32[2]		125,000	109,480
4.000%, due 05/01/31[2]		325,000	294,374
4.875%, due 01/15/30		50,000	48,343
5.750%, due 05/01/28[2]		125,000	124,869
6.125%, due 04/01/32[2]		75,000	75,761
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. 4.875%, due 07/01/31[2]		200,000	180,076
5.000%, due 06/01/29[2]		200,000	188,114
Melco Resorts Finance Ltd. 5.250%, due 04/26/26[2]		300,000	290,531
MGM Resorts International 4.750%, due 10/15/28		100,000	96,133
5.500%, due 04/15/27		75,000	74,445
6.500%, due 04/15/32		100,000	100,338
ONE Hotels GmbH 7.750%, due 04/02/31[3]	EUR	150,000	168,228
Sani/Ikos Financial Holdings 1 SARL 7.250%, due 07/31/30[2]		100,000	109,091
Station Casinos LLC 4.500%, due 02/15/28[2]		25,000	23,727
4.625%, due 12/01/31[2]		50,000	45,565
Studio City Finance Ltd. 5.000%, due 01/15/29[2]		200,000	177,750
5.000%, due 01/15/29[3]		250,000	222,187
Travel & Leisure Co. 4.625%, due 03/01/30[2]		75,000	68,925
6.625%, due 07/31/26[2]		100,000	100,923
TVL Finance PLC 3 mo. EUR EURIBOR + 3.750%, 7.445%, due 06/30/30[2,6]	EUR	100,000	108,198
10.250%, due 04/28/28[2]	GBP	200,000	264,719
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250%, due 05/15/27[2]		150,000	146,967

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Lodging—(concluded)
Wynn Macau Ltd. 5.500%, due 01/15/26[3]		300,000	$294,750
5.500%, due 10/01/27[3]		200,000	190,891
			4,165,416
Machinery-construction & mining—0.1%
BWX Technologies, Inc. 4.125%, due 04/15/29[2]		75,000	70,722
Terex Corp. 5.000%, due 05/15/29[2]		150,000	144,155
Vertiv Group Corp. 4.125%, due 11/15/28[2]		50,000	47,372
			262,249
Machinery-diversified—0.8%
ATS Corp. 4.125%, due 12/15/28[2]		25,000	23,143
Chart Industries, Inc. 7.500%, due 01/01/30[2]		150,000	156,045
9.500%, due 01/01/31[2]		125,000	135,770
Esab Corp. 6.250%, due 04/15/29[2]		50,000	50,707
Galapagos SA,[11] 5.375%, due 06/15/21[3]	EUR	27,500	149
GrafTech Global Enterprises, Inc. 9.875%, due 12/15/28[2]		50,000	38,663
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC 9.000%, due 02/15/29[2]		75,000	77,023
Mangrove Luxco III SARL 7.775%, due 10/09/25[3,7]	EUR	234,844	254,236
3 mo. EUR EURIBOR + 5.000%, 8.674%, due 07/15/29[2,6]		125,000	135,295
OT Merger Corp. 7.875%, due 10/15/29[2]		50,000	21,786
Selecta Group BV 3.500% Cash or 4.500% PIK, 8.000%, due 04/01/26[2,7]	EUR	207,887	218,967
10.000%, due 07/01/26[2,7]		93,367	89,196
9.250% Cash or 10.000% PIK, 10.000%, due 07/01/26[3,7]		77,583	74,117
TK Elevator Midco GmbH 4.375%, due 07/15/27[3]		200,000	211,469
			1,486,566
Media—4.7%
Altice Financing SA 2.250%, due 01/15/25[3]		100,000	105,795
3.000%, due 01/15/28[3]		275,000	232,887
4.250%, due 08/15/29[3]		275,000	227,277
5.000%, due 01/15/28[2]		200,000	159,708
AMC Networks, Inc. 4.250%, due 02/15/29		200,000	137,608
10.250%, due 01/15/29[2]		25,000	24,704
	Face amount[1]		Value
Corporate bonds—(continued)
Media—(continued)
Audacy Capital Corp. 6.750%, due 03/31/29[2]		75,000	$3,000
CCO Holdings LLC/CCO Holdings Capital Corp. 4.250%, due 02/01/31[2]		275,000	233,986
4.250%, due 01/15/34[2]		425,000	335,745
4.500%, due 06/01/33[2]		725,000	595,589
4.750%, due 03/01/30[2]		225,000	201,432
4.750%, due 02/01/32[2]		650,000	555,881
5.000%, due 02/01/28[2]		150,000	142,803
5.375%, due 06/01/29[2]		50,000	46,743
6.375%, due 09/01/29[2]		200,000	194,733
7.375%, due 03/01/31[2]		100,000	100,982
CSC Holdings LLC 4.500%, due 11/15/31[2]		400,000	275,821
5.000%, due 11/15/31[2]		200,000	80,176
11.750%, due 01/31/29[2]		200,000	180,798
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.875%, due 08/15/27[2]		300,000	288,886
DISH DBS Corp. 5.125%, due 06/01/29		125,000	52,345
5.250%, due 12/01/26[2]		75,000	62,428
5.750%, due 12/01/28[2]		150,000	110,103
7.375%, due 07/01/28		175,000	82,250
7.750%, due 07/01/26		50,000	32,162
DISH Network Corp. 11.750%, due 11/15/27[2]		250,000	250,232
Gray Television, Inc. 4.750%, due 10/15/30[2]		150,000	100,704
5.375%, due 11/15/31[2]		125,000	81,481
iHeartCommunications, Inc. 4.750%, due 01/15/28[2]		50,000	30,860
5.250%, due 08/15/27[2]		150,000	98,227
6.375%, due 05/01/26		30,291	25,607
8.375%, due 05/01/27		75,000	30,660
Liberty Interactive LLC 8.250%, due 02/01/30		25,000	12,935
McGraw-Hill Education, Inc. 8.000%, due 08/01/29[2]		125,000	121,879
Midcontinent Communications/ Midcontinent Finance Corp. 5.375%, due 08/15/27[2]		125,000	122,702
News Corp. 3.875%, due 05/15/29[2]		225,000	208,309
5.125%, due 02/15/32[2]		200,000	189,997
Nexstar Media, Inc. 4.750%, due 11/01/28[2]		25,000	23,002
RCS & RDS SA 2.500%, due 02/05/25[3]	EUR	100,000	106,971
Scripps Escrow II, Inc. 5.375%, due 01/15/31[2]		50,000	23,935
Scripps Escrow, Inc. 5.875%, due 07/15/27[2]		25,000	17,382
Sinclair Television Group, Inc. 4.125%, due 12/01/30[2]		100,000	69,506
5.125%, due 02/15/27[2]		100,000	84,575

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Media—(concluded)
Sirius XM Radio, Inc. 3.875%, due 09/01/31[2]		350,000	$292,373
4.000%, due 07/15/28[2]		125,000	114,719
5.000%, due 08/01/27[2]		50,000	48,382
5.500%, due 07/01/29[2]		175,000	167,280
Sunrise FinCo I BV 4.875%, due 07/15/31[2]		400,000	363,912
TEGNA, Inc. 4.625%, due 03/15/28		25,000	22,936
5.000%, due 09/15/29		25,000	22,814
Univision Communications, Inc. 4.500%, due 05/01/29[2]		475,000	414,895
7.375%, due 06/30/30[2]		125,000	120,348
8.000%, due 08/15/28[2]		25,000	25,124
Videotron Ltd. 3.625%, due 06/15/29[2]		100,000	92,984
Virgin Media Finance PLC 5.000%, due 07/15/30[2]		200,000	168,547
Virgin Media Secured Finance PLC 4.125%, due 08/15/30[3]	GBP	200,000	217,901
Virgin Media Vendor Financing Notes III DAC 4.875%, due 07/15/28[3]		100,000	117,113
VZ Vendor Financing II BV 2.875%, due 01/15/29[2]	EUR	300,000	290,693
Ziggo Bond Co. BV 6.000%, due 01/15/27[2]		200,000	198,875
			8,741,702
Metal fabricate/hardware—0.2%
Advanced Drainage Systems, Inc. 5.000%, due 09/30/27[2]		75,000	73,452
Park-Ohio Industries, Inc. 6.625%, due 04/15/27		175,000	168,148
Roller Bearing Co. of America, Inc. 4.375%, due 10/15/29[2]		75,000	70,012
			311,612
Mining—1.8%
Arsenal AIC Parent LLC 8.000%, due 10/01/30[2]		150,000	159,592
11.500%, due 10/01/31[2]		50,000	55,870
Coeur Mining, Inc. 5.125%, due 02/15/29[2]		100,000	93,436
Constellium SE 3.125%, due 07/15/29[2]	EUR	275,000	276,785
3.125%, due 07/15/29[3]		100,000	100,649
5.375%, due 08/15/32[2,9]		175,000	189,867
First Quantum Minerals Ltd. 6.875%, due 10/15/27[3]		500,000	491,875
9.375%, due 03/01/29[2]		200,000	210,626
FMG Resources August 2006 Pty. Ltd. 4.375%, due 04/01/31[2]		275,000	248,561
5.875%, due 04/15/30[2]		150,000	147,818
6.125%, due 04/15/32[2]		150,000	148,482
Freeport-McMoRan, Inc. 5.450%, due 03/15/43		75,000	71,892
	Face amount[1]		Value
Corporate bonds—(continued)
Mining—(concluded)
Hudbay Minerals, Inc. 4.500%, due 04/01/26[2]		75,000	$73,344
IAMGOLD Corp. 5.750%, due 10/15/28[2]		50,000	47,922
Kaiser Aluminum Corp. 4.500%, due 06/01/31[2]		25,000	22,152
4.625%, due 03/01/28[2]		125,000	117,167
Novelis Corp. 3.250%, due 11/15/26[2]		100,000	95,139
3.875%, due 08/15/31[2]		50,000	43,924
4.750%, due 01/30/30[2]		25,000	23,622
Novelis Sheet Ingot GmbH 3.375%, due 04/15/29[3]	EUR	100,000	102,802
Taseko Mines Ltd. 8.250%, due 05/01/30[2]		50,000	51,268
Vedanta Resources Finance II PLC 13.875%, due 01/21/27[3]		94,000	94,499
Vedanta Resources Ltd. 13.875%, due 12/09/28[3]		376,000	374,120
WE Soda Investments Holding PLC 9.500%, due 10/06/28[3]		200,000	205,625
			3,447,037
Miscellaneous manufacturers—0.4%
Amsted Industries, Inc. 4.625%, due 05/15/30[2]		25,000	23,036
CTEC II GmbH 5.250%, due 02/15/30[3]	EUR	300,000	303,595
FXI Holdings, Inc. 12.250%, due 11/15/26[2]		234,000	232,830
12.250%, due 11/15/26[2]		94,000	93,489
LSB Industries, Inc. 6.250%, due 10/15/28[2]		25,000	24,314
Trinity Industries, Inc. 7.750%, due 07/15/28[2]		150,000	156,532
			833,796
Office & business equipment—0.1%
Xerox Holdings Corp. 5.000%, due 08/15/25[2]		51,000	50,116
8.875%, due 11/30/29[2]		25,000	23,225
Zebra Technologies Corp. 6.500%, due 06/01/32[2]		50,000	51,376
			124,717
Oil & gas—9.7%
Aethon United BR LP/Aethon United Finance Corp. 8.250%, due 02/15/26[2]		100,000	101,315
Antero Resources Corp. 7.625%, due 02/01/29[2]		49,000	50,612
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 8.250%, due 12/31/28[2]		25,000	25,664
9.000%, due 11/01/27[2]		150,000	184,569

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Athabasca Oil Corp. 9.750%, due 11/01/26[2]	108,000	$113,960
Baytex Energy Corp. 8.500%, due 04/30/30[2]	150,000	158,329
California Resources Corp. 8.250%, due 06/15/29[2]	25,000	25,601
Chesapeake Energy Corp. 5.500%, due 02/01/26[2]	50,000	49,714
6.750%, due 04/15/29[2]	250,000	252,592
Chord Energy Corp. 6.375%, due 06/01/26[2]	75,000	75,343
CITGO Petroleum Corp. 7.000%, due 06/15/25[2]	150,000	149,903
8.375%, due 01/15/29[2]	250,000	260,493
Civitas Resources, Inc. 5.000%, due 10/15/26[2]	175,000	171,158
8.375%, due 07/01/28[2]	50,000	52,496
8.625%, due 11/01/30[2]	50,000	54,005
CNX Resources Corp. 6.000%, due 01/15/29[2]	125,000	123,732
7.250%, due 03/01/32[2]	25,000	25,826
7.375%, due 01/15/31[2]	25,000	25,810
Comstock Resources, Inc. 5.875%, due 01/15/30[2]	100,000	93,017
6.750%, due 03/01/29[2]	150,000	145,332
Cosan Overseas Ltd. 8.250%, due 11/05/24[3,8]	300,000	305,217
Crescent Energy Finance LLC 7.625%, due 04/01/32[2]	25,000	25,639
9.250%, due 02/15/28[2]	75,000	79,176
Ecopetrol SA 4.625%, due 11/02/31	200,000	165,540
5.875%, due 05/28/45	350,000	252,700
8.375%, due 01/19/36	200,000	199,000
8.625%, due 01/19/29	200,000	212,200
Encino Acquisition Partners Holdings LLC 8.750%, due 05/01/31[2]	25,000	26,245
Energean Israel Finance Ltd. 4.875%, due 03/30/26[3]	300,000	284,064
5.875%, due 03/30/31[3]	75,000	63,563
FORESEA Holding SA 7.500%, due 06/15/30[3]	200,000	186,247
Global Marine, Inc. 7.000%, due 06/01/28	125,000	117,106
Gulfport Energy Corp. 8.000%, due 05/17/26[2]	170,052	172,335
Hilcorp Energy I LP/Hilcorp Finance Co. 6.000%, due 04/15/30[2]	100,000	97,836
6.000%, due 02/01/31[2]	175,000	169,841
6.250%, due 11/01/28[2]	75,000	74,981
6.875%, due 05/15/34[2]	25,000	24,871
8.375%, due 11/01/33[2]	50,000	54,086
Ithaca Energy North Sea PLC 9.000%, due 07/15/26[2]	200,000	203,328
Kraken Oil & Gas Partners LLC 7.625%, due 08/15/29[2]	75,000	75,719
	Face amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(continued)
Leviathan Bond Ltd. 6.125%, due 06/30/25[3]		75,000	$73,050
6.750%, due 06/30/30[3]		200,000	178,000
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.000%, due 08/01/26[2]		175,000	174,077
Matador Resources Co. 6.500%, due 04/15/32[2]		25,000	25,128
6.875%, due 04/15/28[2]		75,000	76,481
MC Brazil Downstream Trading SARL 7.250%, due 06/30/31[3]		233,949	216,110
Medco Laurel Tree Pte. Ltd. 6.950%, due 11/12/28[2]		400,000	396,804
MEG Energy Corp. 5.875%, due 02/01/29[2]		75,000	74,065
Moss Creek Resources Holdings, Inc. 7.500%, due 01/15/26[2]		125,000	124,887
10.500%, due 05/15/27[2]		75,000	76,712
Murphy Oil Corp. 6.375%, due 07/15/28		118,000	118,780
Nabors Industries Ltd. 7.250%, due 01/15/26[2]		50,000	50,910
7.500%, due 01/15/28[2]		100,000	98,260
Nabors Industries, Inc. 8.875%, due 08/15/31[2]		100,000	102,020
Northern Oil & Gas, Inc. 8.125%, due 03/01/28[2]		275,000	280,603
8.750%, due 06/15/31[2]		100,000	105,396
Parkland Corp. 4.500%, due 10/01/29[2]		250,000	233,437
4.625%, due 05/01/30[2]		100,000	92,972
5.875%, due 07/15/27[2]		150,000	149,493
PBF Holding Co. LLC/PBF Finance Corp. 6.000%, due 02/15/28		275,000	269,754
7.875%, due 09/15/30[2]		125,000	129,462
Permian Resources Operating LLC 5.375%, due 01/15/26[2]		300,000	299,476
5.875%, due 07/01/29[2]		25,000	24,849
7.000%, due 01/15/32[2]		200,000	207,077
8.000%, due 04/15/27[2]		100,000	103,220
Petrobras Global Finance BV 6.500%, due 07/03/33		200,000	203,770
6.850%, due 06/05/15		200,000	182,062
Petroleos Mexicanos 2.750%, due 04/21/27[3]	EUR	475,000	460,734
4.750%, due 02/26/29[3]		275,000	262,276
5.950%, due 01/28/31		220,000	181,258
6.500%, due 03/13/27		175,000	168,175
6.500%, due 06/02/41		1,250,000	868,312
6.625%, due 06/15/35		562,000	435,269
6.700%, due 02/16/32		700,000	596,820
6.750%, due 09/21/47		479,000	323,924
6.875%, due 10/16/25		700,000	698,906
6.950%, due 01/28/60		250,000	167,975
7.690%, due 01/23/50		1,000,000	735,750

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
10.000%, due 02/07/33	100,000	$102,050
Precision Drilling Corp. 6.875%, due 01/15/29[2]	100,000	99,975
7.125%, due 01/15/26[2]	47,000	47,053
Puma International Financing SA 7.750%, due 04/25/29[3]	200,000	202,385
Raizen Fuels Finance SA 6.950%, due 03/05/54[2]	200,000	205,910
Range Resources Corp. 8.250%, due 01/15/29	150,000	155,809
Sanchez Energy Corp. 6.125%, due 01/15/23	325,000	7,313
7.750%, due 06/15/21[11]	475,000	10,688
Saturn Oil & Gas, Inc. 9.625%, due 06/15/29[2]	50,000	51,382
SM Energy Co. 5.625%, due 06/01/25	50,000	49,973
6.750%, due 09/15/26	100,000	100,108
6.750%, due 08/01/29[2]	75,000	75,497
Southwestern Energy Co. 4.750%, due 02/01/32	25,000	23,362
5.375%, due 03/15/30	25,000	24,405
8.375%, due 09/15/28	125,000	129,090
Sunoco LP 7.250%, due 05/01/32[2]	25,000	25,989
Sunoco LP/Sunoco Finance Corp. 4.500%, due 04/30/30	100,000	93,309
6.000%, due 04/15/27	150,000	149,695
7.000%, due 09/15/28[2]	75,000	77,145
Talos Production, Inc. 9.000%, due 02/01/29[2]	75,000	79,025
9.375%, due 02/01/31[2]	100,000	105,985
Teine Energy Ltd. 6.875%, due 04/15/29[2]	125,000	123,953
TGNR Intermediate Holdings LLC 5.500%, due 10/15/29[2]	25,000	23,706
Transocean Aquila Ltd. 8.000%, due 09/30/28[2]	50,000	50,947
Transocean Titan Financing Ltd. 8.375%, due 02/01/28[2]	50,000	52,001
Transocean, Inc. 6.800%, due 03/15/38	175,000	150,224
7.500%, due 04/15/31	125,000	120,599
8.000%, due 02/01/27[2]	86,000	86,142
8.250%, due 05/15/29[2]	75,000	76,580
8.500%, due 05/15/31[2]	25,000	25,593
8.750%, due 02/15/30[2]	22,500	23,635
9.350%, due 12/15/41	125,000	117,302
Trident Energy Finance PLC 12.500%, due 11/30/29[2]	300,000	312,000
Tullow Oil PLC 10.250%, due 05/15/26[3]	512,000	493,281
Valaris Ltd. 8.375%, due 04/30/30[2]	25,000	26,177
Vermilion Energy, Inc. 6.875%, due 05/01/30[2]	125,000	124,334
	Face amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(concluded)
Viper Energy, Inc. 5.375%, due 11/01/27[2]		75,000	$73,806
Vital Energy, Inc. 7.750%, due 07/31/29[2]		100,000	101,128
7.875%, due 04/15/32[2]		100,000	101,717
9.750%, due 10/15/30		75,000	81,982
YPF SA 6.950%, due 07/21/27[3]		100,000	91,845
8.500%, due 03/23/25[3]		50,000	49,647
8.500%, due 07/28/25[3]		200,000	199,450
			18,217,616
Oil & gas services—1.0%
Archrock Partners LP/Archrock Partners Finance Corp. 6.250%, due 04/01/28[2]		175,000	174,579
6.875%, due 04/01/27[2]		75,000	75,333
Bristow Group, Inc. 6.875%, due 03/01/28[2]		100,000	99,095
Enerflex Ltd. 9.000%, due 10/15/27[2]		100,000	103,115
Helix Energy Solutions Group, Inc. 9.750%, due 03/01/29[2]		125,000	133,564
Kodiak Gas Services LLC 7.250%, due 02/15/29[2]		50,000	51,435
Nine Energy Service, Inc. 13.000%, due 02/01/28		150,000	119,623
Oceaneering International, Inc. 6.000%, due 02/01/28		25,000	24,895
OHI Group SA 13.000%, due 07/22/29[2]		200,000	201,310
Star Holding LLC 8.750%, due 08/01/31[2]		50,000	49,251
USA Compression Partners LP/USA Compression Finance Corp. 6.875%, due 09/01/27		75,000	75,429
7.125%, due 03/15/29[2]		125,000	127,210
Weatherford International Ltd. 8.625%, due 04/30/30[2]		575,000	598,531
			1,833,370
Packaging & containers—2.0%
ARD Finance SA 5.000% Cash or 5.750% PIK, 5.000%, due 06/30/27[3,7]	EUR	175,000	37,879
6.500% Cash or 7.250% PIK, 6.500%, due 06/30/27[2,7]		400,000	101,000
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 2.000%, due 09/01/28[3]	EUR	200,000	190,476
6.000%, due 06/15/27[2]		200,000	198,807
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, due 08/15/26[3]	EUR	100,000	88,205
5.250%, due 08/15/27[2]		200,000	116,040

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Packaging & containers—(concluded)
Ball Corp. 3.125%, due 09/15/31		125,000	$106,703
6.000%, due 06/15/29		150,000	151,459
6.875%, due 03/15/28		125,000	128,525
Berry Global, Inc. 4.500%, due 02/15/26[2]		50,000	48,836
5.625%, due 07/15/27[2]		75,000	74,233
Clydesdale Acquisition Holdings, Inc. 6.625%, due 04/15/29[2]		25,000	24,907
Crown Americas LLC 5.250%, due 04/01/30		25,000	24,485
Crown Americas LLC/Crown Americas Capital Corp. VI 4.750%, due 02/01/26		50,000	49,235
Crown Cork & Seal Co., Inc. 7.375%, due 12/15/26		100,000	104,203
Crown European Holdings SACA 4.500%, due 01/15/30[2,9]	EUR	100,000	109,029
Fiber Bidco SpA 6.125%, due 06/15/31[2]		200,000	213,844
Graphic Packaging International LLC 2.625%, due 02/01/29[3]		225,000	226,190
4.750%, due 07/15/27[2]		25,000	24,523
6.375%, due 07/15/32[2]		25,000	25,285
Guala Closures SpA 3.250%, due 06/15/28[3]	EUR	250,000	251,342
Intelligent Packaging Holdco Issuer LP 9.000% Cash or 9.7500% PIK, 9.000%, due 01/15/26[2,7]		75,000	72,000
Kleopatra Holdings 2 SCA 6.500%, due 09/01/26[3]	EUR	125,000	86,749
LABL, Inc. 10.500%, due 07/15/27[2]		50,000	48,701
Mauser Packaging Solutions Holding Co. 9.250%, due 04/15/27[2]		75,000	75,101
OI European Group BV 4.750%, due 02/15/30[2]		225,000	206,932
5.250%, due 06/01/29[2]	EUR	100,000	108,230
Owens-Brockway Glass Container, Inc. 6.625%, due 05/13/27[2]		163,000	163,159
7.250%, due 05/15/31[2]		100,000	98,944
7.375%, due 06/01/32[2]		25,000	24,693
Sealed Air Corp. 4.000%, due 12/01/27[2]		181,000	171,653
5.000%, due 04/15/29[2]		75,000	72,436
6.500%, due 07/15/32[2]		50,000	50,681
Sealed Air Corp./Sealed Air Corp. U.S. 6.125%, due 02/01/28[2]		25,000	25,173
7.250%, due 02/15/31[2]		50,000	52,055
Trident TPI Holdings, Inc. 12.750%, due 12/31/28[2]		25,000	27,328
TriMas Corp. 4.125%, due 04/15/29[2]		150,000	138,511
Trivium Packaging Finance BV 3.750%, due 08/15/26[3]	EUR	100,000	106,469
			3,824,021
	Face amount[1]		Value
Corporate bonds—(continued)
Pharmaceuticals—2.5%
Bausch Health Americas, Inc. 8.500%, due 01/31/27[2]		50,000	$37,000
9.250%, due 04/01/26[2]		25,000	22,070
Bausch Health Cos., Inc. 5.000%, due 01/30/28[2]		75,000	42,000
5.250%, due 01/30/30[2]		125,000	63,125
5.250%, due 02/15/31[2]		125,000	63,519
5.500%, due 11/01/25[2]		150,000	140,490
5.750%, due 08/15/27[2]		50,000	40,750
6.125%, due 02/01/27[2]		125,000	106,304
7.000%, due 01/15/28[2]		75,000	43,500
7.250%, due 05/30/29[2]		125,000	67,530
9.000%, due 12/15/25[2]		175,000	155,750
BellRing Brands, Inc. 7.000%, due 03/15/30[2]		150,000	154,578
Cheplapharm Arzneimittel GmbH 4.375%, due 01/15/28[3]	EUR	375,000	390,158
Endo Finance Holdings, Inc. 8.500%, due 04/15/31[2]		25,000	26,348
Endo Luxembourg Finance SARL 6.125%, due 04/01/29[2,4,5]		125,000	0
Grifols SA 1.625%, due 02/15/25[3]	EUR	325,000	348,660
Gruenenthal GmbH 3.625%, due 11/15/26[3]		100,000	106,331
6.750%, due 05/15/30[3]		100,000	114,010
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875%, due 09/01/25[2]		62,000	61,595
HLF Financing SARL LLC/Herbalife International, Inc. 4.875%, due 06/01/29[2]		25,000	17,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.750%, due 11/14/28[2]		24,504	26,668
Neopharmed Gentili SpA 7.125%, due 04/08/30[3]	EUR	175,000	194,794
Nidda Healthcare Holding GmbH 7.500%, due 08/21/26[3]		250,000	277,321
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, due 04/30/28[2]		200,000	187,904
5.125%, due 04/30/31[2]		200,000	184,059
Owens & Minor, Inc. 4.500%, due 03/31/29[2]		125,000	109,847
6.625%, due 04/01/30[2]		100,000	93,412
P&L Development LLC/PLD Finance Corp. 7.750%, due 11/15/25[2]		125,000	114,999
Par Pharmaceutical, Inc. 7.500%, due 04/01/27[2,4,5]		198,000	0
Prestige Brands, Inc. 3.750%, due 04/01/31[2]		25,000	22,040
5.125%, due 01/15/28[2]		100,000	97,768
Rossini SARL 6.750%, due 12/31/29[2]	EUR	100,000	112,013

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]	Value
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
Teva Pharmaceutical Finance Netherlands II BV 4.375%, due 05/09/30	325,000	$345,576
4.500%, due 03/01/25	275,000	297,273
7.375%, due 09/15/29	150,000	181,818
7.875%, due 09/15/31	200,000	252,705
Teva Pharmaceutical Finance Netherlands III BV 4.100%, due 10/01/46	200,000	140,813
		4,639,728
Pipelines—4.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, due 06/15/29[2]	25,000	24,445
5.750%, due 03/01/27[2]	150,000	149,635
6.625%, due 02/01/32[2]	75,000	76,517
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.000%, due 07/15/29[2]	75,000	77,047
7.250%, due 07/15/32[2]	25,000	26,022
Buckeye Partners LP 6.875%, due 07/01/29[2]	100,000	101,591
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500%, due 06/15/31[2]	250,000	239,785
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125%, due 06/01/28[2]	100,000	99,637
8.625%, due 03/15/29[2]	225,000	233,750
DT Midstream, Inc. 4.125%, due 06/15/29[2]	25,000	23,370
4.375%, due 06/15/31[2]	75,000	69,148
Energy Transfer LP (fixed, converts to FRN on 10/01/29), 7.125%, due 10/01/54[6]	75,000	75,256
(fixed, converts to FRN on 05/15/29), 8.000%, due 05/15/54[6]	25,000	26,615
EnLink Midstream Partners LP 5.050%, due 04/01/45	75,000	62,408
5.450%, due 06/01/47	125,000	110,137
5.600%, due 04/01/44	150,000	134,633
EQM Midstream Partners LP 4.500%, due 01/15/29[2]	225,000	215,595
4.750%, due 01/15/31[2]	300,000	283,257
5.500%, due 07/15/28	100,000	99,503
6.375%, due 04/01/29[2]	50,000	51,041
6.500%, due 07/01/27[2]	25,000	25,476
6.500%, due 07/15/48	75,000	76,131
7.500%, due 06/01/27[2]	75,000	77,052
7.500%, due 06/01/30[2]	75,000	80,943
Galaxy Pipeline Assets Bidco Ltd. 1.750%, due 09/30/27[3]	112,240	105,716
Genesis Energy LP/Genesis Energy Finance Corp. 7.750%, due 02/01/28	25,000	25,369
7.875%, due 05/15/32	100,000	102,114
	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
8.000%, due 01/15/27	50,000	$51,126
8.875%, due 04/15/30	50,000	52,936
Harvest Midstream I LP 7.500%, due 09/01/28[2]	200,000	204,670
7.500%, due 05/15/32[2]	75,000	77,165
Hess Midstream Operations LP 5.125%, due 06/15/28[2]	225,000	219,027
5.500%, due 10/15/30[2]	50,000	48,574
6.500%, due 06/01/29[2]	50,000	50,976
Howard Midstream Energy Partners LLC 7.375%, due 07/15/32[2]	150,000	154,489
8.875%, due 07/15/28[2]	100,000	106,446
ITT Holdings LLC 6.500%, due 08/01/29[2]	150,000	140,751
Kinetik Holdings LP 5.875%, due 06/15/30[2]	125,000	123,736
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.500%, due 02/15/28[2]	150,000	164,323
New Fortress Energy, Inc. 6.500%, due 09/30/26[2]	75,000	69,738
6.750%, due 09/15/25[2]	179,000	175,976
8.750%, due 03/15/29[2]	25,000	22,669
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, due 02/15/29[2]	225,000	228,028
8.375%, due 02/15/32[2]	75,000	76,639
Northriver Midstream Finance LP 6.750%, due 07/15/32[2]	100,000	100,564
NuStar Logistics LP 5.625%, due 04/28/27	25,000	24,907
6.375%, due 10/01/30	125,000	127,572
Plains All American Pipeline LP Series B, 3 mo. USD Term SOFR + 4.372%, 9.694%, due 09/03/24[6,8]	225,000	224,343
Prairie Acquiror LP 9.000%, due 08/01/29[2]	75,000	77,331
Rockies Express Pipeline LLC 3.600%, due 05/15/25[2]	25,000	24,508
4.800%, due 05/15/30[2]	50,000	46,715
4.950%, due 07/15/29[2]	25,000	23,909
6.875%, due 04/15/40[2]	100,000	98,358
7.500%, due 07/15/38[2]	25,000	26,198
Summit Midstream Holdings LLC 8.625%, due 10/31/29[2]	75,000	76,677
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.000%, due 12/31/30[2]	125,000	118,447
6.000%, due 09/01/31[2]	100,000	94,262
7.375%, due 02/15/29[2]	75,000	75,984
Transportadora de Gas del Sur SA 8.500%, due 07/24/31[2]	400,000	400,900

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Pipelines—(concluded)
Venture Global Calcasieu Pass LLC 3.875%, due 11/01/33[2]		225,000	$195,135
4.125%, due 08/15/31[2]		25,000	22,726
6.250%, due 01/15/30[2]		100,000	102,700
Venture Global LNG, Inc. 8.125%, due 06/01/28[2]		300,000	312,431
8.375%, due 06/01/31[2]		150,000	157,630
9.500%, due 02/01/29[2]		200,000	222,498
9.875%, due 02/01/32[2]		250,000	277,522
Western Midstream Operating LP 5.300%, due 03/01/48		75,000	66,011
			7,536,790
Real estate—2.0%
Alpha Star Holding VIII Ltd. 8.375%, due 04/12/27[3]		200,000	205,375
Anywhere Real Estate Group LLC/ Anywhere Co-Issuer Corp. 7.000%, due 04/15/30[2]		144,400	122,469
Anywhere Real Estate Group LLC/ Realogy Co-Issuer Corp. 5.250%, due 04/15/30[2]		25,000	16,739
5.750%, due 01/15/29[2]		75,000	51,553
Canary Wharf Group Investment Holdings PLC 2.625%, due 04/23/25[3]	GBP	100,000	122,095
CPI Property Group SA 7.000%, due 05/07/29[3]	EUR	250,000	266,231
Greystar Real Estate Partners LLC 7.750%, due 09/01/30[2]		75,000	79,529
Heimstaden Bostad Treasury BV 1.625%, due 10/13/31[3]	EUR	400,000	324,360
Howard Hughes Corp. 4.125%, due 02/01/29[2]		125,000	114,694
5.375%, due 08/01/28[2]		250,000	242,436
Kennedy-Wilson, Inc. 4.750%, due 02/01/30		50,000	42,734
MAF Global Securities Ltd. (fixed, converts to FRN on 03/20/26), 6.375%, due 03/20/26[3,6,8]		200,000	197,600
Newmark Group, Inc. 7.500%, due 01/12/29		25,000	26,246
NWD Finance BVI Ltd. (fixed, converts to FRN on 06/10/28), 4.125%, due 03/10/28[3,6,8]		300,000	200,514
Pakuwon Jati Tbk. PT 4.875%, due 04/29/28[3]		200,000	190,312
Peach Property Finance GmbH 4.375%, due 11/15/25[3]	EUR	200,000	188,041
PHM Group Holding OY 4.750%, due 06/18/26[3]		250,000	261,891
Pingan Real Estate Capital Ltd. 3.450%, due 07/29/26[3]		200,000	177,776
Ronshine China Holdings Ltd.,[11] 8.100%, due 06/09/23[3]		50,000	500
	Face amount[1]		Value
Corporate bonds—(continued)
Real estate—(concluded)
Samhallsbyggnadsbolaget i Norden AB 2.375%, due 09/04/26[3]	EUR	100,000	$83,744
(fixed, converts to FRN on 03/14/26), 2.625%, due 12/14/25[3,6,8]		200,000	72,024
SBB Treasury OYJ 1.125%, due 11/26/29[3]		150,000	99,596
Signa Development Finance SCS 5.500%, due 07/23/26[3]		100,000	14,610
5.500%, due 07/23/26[2]		200,000	29,221
Vanke Real Estate Hong Kong Co. Ltd. 3.975%, due 11/09/27[3]		200,000	125,376
Vivion Investments SARL 3.000%, due 08/08/24[3]	EUR	100,000	107,700
Yanlord Land HK Co. Ltd. 5.125%, due 05/20/26[3]		400,000	353,376
			3,716,742
Real estate investment trusts—2.4%
Blackstone Mortgage Trust, Inc. 3.750%, due 01/15/27[2]		225,000	206,535
Diversified Healthcare Trust 9.750%, due 06/15/25		88,000	88,118
Iron Mountain Information Management Services, Inc. 5.000%, due 07/15/32[2]		375,000	350,253
Iron Mountain U.K. PLC 3.875%, due 11/15/25[2]	GBP	100,000	126,034
Iron Mountain, Inc. 4.500%, due 02/15/31[2]		225,000	206,804
4.875%, due 09/15/27[2]		125,000	122,057
4.875%, due 09/15/29[2]		75,000	71,659
5.000%, due 07/15/28[2]		50,000	48,470
5.250%, due 07/15/30[2]		250,000	240,603
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp. 4.250%, due 02/01/27[2]		25,000	24,191
4.750%, due 06/15/29[2]		50,000	47,521
7.000%, due 07/15/31[2]		25,000	25,587
MPT Operating Partnership LP/MPT Finance Corp. 0.993%, due 10/15/26	EUR	100,000	85,025
3.375%, due 04/24/30	GBP	250,000	202,924
3.500%, due 03/15/31		250,000	164,259
4.625%, due 08/01/29		50,000	36,287
5.000%, due 10/15/27		200,000	163,980
5.250%, due 08/01/26		100,000	89,823
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, due 05/15/29[2]		125,000	118,113
5.875%, due 10/01/28[2]		50,000	49,500
7.000%, due 02/01/30[2]		50,000	50,898
RHP Hotel Properties LP/RHP Finance Corp. 4.500%, due 02/15/29[2]		100,000	94,738
6.500%, due 04/01/32[2]		100,000	101,130

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
7.250%, due 07/15/28[2]		50,000	$51,626
Rithm Capital Corp. 8.000%, due 04/01/29[2]		75,000	74,346
RLJ Lodging Trust LP 3.750%, due 07/01/26[2]		200,000	190,924
4.000%, due 09/15/29[2]		200,000	178,470
SBA Communications Corp. 3.875%, due 02/15/27		25,000	24,070
Service Properties Trust 4.375%, due 02/15/30		50,000	37,416
4.750%, due 10/01/26		125,000	119,747
4.950%, due 02/15/27		25,000	23,422
4.950%, due 10/01/29		75,000	59,785
5.250%, due 02/15/26		150,000	147,850
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 4.750%, due 04/15/28[2]		75,000	64,772
6.500%, due 02/15/29[2]		75,000	56,687
10.500%, due 02/15/28[2]		250,000	252,862
VICI Properties LP/VICI Note Co., Inc. 4.125%, due 08/15/30[2]		75,000	69,551
4.625%, due 12/01/29[2]		150,000	144,422
XHR LP 4.875%, due 06/01/29[2]		75,000	70,771
6.375%, due 08/15/25[2]		125,000	125,012
			4,406,242
Retail—4.5%
1011778 BC ULC/New Red Finance, Inc. 3.875%, due 01/15/28[2]		25,000	23,505
4.000%, due 10/15/30[2]		500,000	445,987
4.375%, due 01/15/28[2]		50,000	47,544
6.125%, due 06/15/29[2]		75,000	75,766
Arcos Dorados Holdings, Inc. 5.875%, due 04/04/27[3]		200,000	198,360
Arko Corp. 5.125%, due 11/15/29[2]		50,000	43,619
Asbury Automotive Group, Inc. 4.500%, due 03/01/28		15,000	14,346
4.625%, due 11/15/29[2]		50,000	46,721
4.750%, due 03/01/30		25,000	23,492
5.000%, due 02/15/32[2]		25,000	23,038
Bath & Body Works, Inc. 6.625%, due 10/01/30[2]		100,000	100,950
6.750%, due 07/01/36		375,000	375,394
BCPE Ulysses Intermediate, Inc. 7.750% Cash or 8.500% PIK, 7.750%, due 04/01/27[2,7]		100,000	96,551
Beacon Roofing Supply, Inc. 4.125%, due 05/15/29[2]		125,000	114,809
4.500%, due 11/15/26[2]		175,000	169,858
6.500%, due 08/01/30[2]		100,000	102,255
Bertrand Franchise Finance SAS 3 mo. EUR EURIBOR + 3.750%, 7.489%, due 07/18/30[2,6]	EUR	100,000	108,766
	Face amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
Brinker International, Inc. 8.250%, due 07/15/30[2]		25,000	$26,349
Carvana Co. 13.000% PIK, 13.000%, due 06/01/30[2,7]		50,000	55,147
14.000% PIK, 14.000%, due 06/01/31[2,7]		125,000	145,556
CEC Entertainment LLC 6.750%, due 05/01/26[2]		50,000	49,941
Ceconomy AG 6.250%, due 07/15/29[2]	EUR	225,000	242,587
Dufry One BV 2.000%, due 02/15/27[3]		200,000	205,357
4.750%, due 04/18/31[3]		100,000	109,057
Eroski S Coop 10.625%, due 04/30/29[2]		250,000	286,796
Evergreen Acqco 1 LP/TVI, Inc. 9.750%, due 04/26/28[2]		40,000	42,194
Ferrellgas LP/Ferrellgas Finance Corp. 5.375%, due 04/01/26[2]		200,000	200,630
5.875%, due 04/01/29[2]		175,000	163,019
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.750%, due 01/15/30[2]		200,000	177,455
FirstCash, Inc. 4.625%, due 09/01/28[2]		125,000	119,425
5.625%, due 01/01/30[2]		75,000	72,849
6.875%, due 03/01/32[2]		100,000	101,137
Foundation Building Materials, Inc. 6.000%, due 03/01/29[2]		100,000	89,618
Gap, Inc. 3.625%, due 10/01/29[2]		25,000	21,852
3.875%, due 10/01/31[2]		25,000	21,000
Global Auto Holdings Ltd./AAG FH U.K. Ltd. 8.750%, due 01/15/32[2]		200,000	191,072
Group 1 Automotive, Inc. 6.375%, due 01/15/30[2]		25,000	25,215
IRB Holding Corp. 7.000%, due 06/15/25[2]		50,000	50,002
Ken Garff Automotive LLC 4.875%, due 09/15/28[2]		75,000	70,915
Kohl's Corp. 4.625%, due 05/01/31		25,000	20,293
LBM Acquisition LLC 6.250%, due 01/15/29[2]		150,000	132,530
LCM Investments Holdings II LLC 4.875%, due 05/01/29[2]		200,000	188,345
8.250%, due 08/01/31[2]		75,000	78,656
Lithia Motors, Inc. 3.875%, due 06/01/29[2]		200,000	181,637
4.625%, due 12/15/27[2]		150,000	144,300
Macy's Retail Holdings LLC 4.500%, due 12/15/34		50,000	42,452
5.125%, due 01/15/42		150,000	121,584
5.875%, due 04/01/29[2]		100,000	97,671
5.875%, due 03/15/30[2]		25,000	23,996

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Retail—(concluded)
6.375%, due 03/15/37		75,000	$65,916
Maxeda DIY Holding BV 5.875%, due 10/01/26[3]	EUR	200,000	169,372
Michaels Cos., Inc. 7.875%, due 05/01/29[2]		75,000	43,109
Murphy Oil USA, Inc. 3.750%, due 02/15/31[2]		25,000	22,199
4.750%, due 09/15/29		50,000	47,834
5.625%, due 05/01/27		25,000	24,751
Nordstrom, Inc. 4.375%, due 04/01/30		50,000	45,460
Patrick Industries, Inc. 4.750%, due 05/01/29[2]		100,000	93,268
7.500%, due 10/15/27[2]		50,000	50,219
Punch Finance PLC 6.125%, due 06/30/26[2]	GBP	125,000	158,500
6.125%, due 06/30/26[3]		100,000	126,800
QVC, Inc. 4.450%, due 02/15/25		100,000	98,849
5.450%, due 08/15/34		125,000	78,750
Raising Cane's Restaurants LLC 9.375%, due 05/01/29[2]		50,000	53,978
Rite Aid Corp. 8.000%, due 11/15/26[2]		103,000	42,745
Sally Holdings LLC/Sally Capital, Inc. 6.750%, due 03/01/32		50,000	49,823
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.500%, due 11/28/25[2]		200,000	201,500
Sonic Automotive, Inc. 4.625%, due 11/15/29[2]		75,000	68,555
4.875%, due 11/15/31[2]		75,000	66,978
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, due 09/30/26[2]		75,000	73,824
Staples, Inc. 12.750%, due 01/15/30[2]		219,659	170,578
Stonegate Pub Co. Financing 2019 PLC 8.000%, due 07/13/25[3]	GBP	325,000	417,887
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.000%, due 06/01/31[2]		75,000	68,076
Superior Plus LP/Superior General Partner, Inc. 4.500%, due 03/15/29[2]		125,000	116,167
Victoria's Secret & Co. 4.625%, due 07/15/29[2]		50,000	41,478
Victra Holdings LLC/Victra Finance Corp. 7.750%, due 02/15/26[2]		25,000	25,097
Vivo Energy Investments BV 5.125%, due 09/24/27[3]		300,000	284,719
Yum! Brands, Inc. 4.750%, due 01/15/30[2]		25,000	24,092
5.375%, due 04/01/32		225,000	217,998
			8,458,120
	Face amount[1]		Value
Corporate bonds—(continued)
Savings & loans—0.0%†
Washington Mutual, Inc. 0.000%, due 09/21/49[4,11,12]		500,000	$6,063
Semiconductors—0.3%
Amkor Technology, Inc. 6.625%, due 09/15/27[2]		50,000	50,116
BE Semiconductor Industries NV 4.500%, due 07/15/31[2]	EUR	125,000	134,971
Entegris, Inc. 4.750%, due 04/15/29[2]		75,000	72,360
5.950%, due 06/15/30[2]		25,000	24,942
ON Semiconductor Corp. 3.875%, due 09/01/28[2]		175,000	163,468
Synaptics, Inc. 4.000%, due 06/15/29[2]		125,000	114,515
			560,372
Software—1.7%
Alteryx, Inc. 8.750%, due 03/15/28[2]		50,000	51,375
AthenaHealth Group, Inc. 6.500%, due 02/15/30[2]		300,000	282,850
Camelot Finance SA 4.500%, due 11/01/26[2]		100,000	97,488
Castle U.S. Holding Corp. 9.500%, due 02/15/28[2]		225,000	106,111
Cloud Software Group, Inc. 6.500%, due 03/31/29[2]		350,000	341,162
9.000%, due 09/30/29[2]		375,000	372,902
Dun & Bradstreet Corp. 5.000%, due 12/15/29[2]		50,000	47,448
Dye & Durham Ltd. 8.625%, due 04/15/29[2]		25,000	25,581
Elastic NV 4.125%, due 07/15/29[2]		75,000	69,099
Fair Isaac Corp. 4.000%, due 06/15/28[2]		25,000	23,522
IPD 3 BV 3 mo. EUR EURIBOR + 3.375%, 7.086%, due 06/15/31[2,6]	EUR	100,000	108,239
MicroStrategy, Inc. 6.125%, due 06/15/28[2]		50,000	49,450
MSCI, Inc. 3.250%, due 08/15/33[2]		50,000	42,544
3.625%, due 09/01/30[2]		50,000	45,706
3.625%, due 11/01/31[2]		50,000	44,691
Open Text Corp. 3.875%, due 02/15/28[2]		100,000	93,351
3.875%, due 12/01/29[2]		150,000	136,160
6.900%, due 12/01/27[2]		50,000	51,886
Open Text Holdings, Inc. 4.125%, due 02/15/30[2]		125,000	114,012
4.125%, due 12/01/31[2]		275,000	244,824
Playtika Holding Corp. 4.250%, due 03/15/29[2]		125,000	111,064
ROBLOX Corp. 3.875%, due 05/01/30[2]		50,000	44,804

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Software—(concluded)
Rocket Software, Inc. 6.500%, due 02/15/29[2]		25,000	$22,581
SS&C Technologies, Inc. 5.500%, due 09/30/27[2]		275,000	272,412
Twilio, Inc. 3.875%, due 03/15/31		100,000	89,796
UKG, Inc. 6.875%, due 02/01/31[2]		175,000	179,871
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.500%, due 09/01/25[2]		100,000	87,000
			3,155,929
Telecommunications—5.2%
Altice France Holding SA 4.000%, due 02/15/28[3]	EUR	200,000	60,281
6.000%, due 02/15/28[2]		400,000	123,049
8.000%, due 05/15/27[3]	EUR	175,000	64,299
10.500%, due 05/15/27[2]		400,000	149,798
Altice France SA 3.375%, due 01/15/28[3]	EUR	400,000	305,844
5.125%, due 07/15/29[2]		375,000	262,986
5.500%, due 10/15/29[2]		200,000	140,652
C&W Senior Finance Ltd. 6.875%, due 09/15/27[3]		200,000	194,438
Ciena Corp. 4.000%, due 01/31/30[2]		50,000	45,913
CommScope LLC 4.750%, due 09/01/29[2]		50,000	36,250
6.000%, due 03/01/26[2]		50,000	46,934
7.125%, due 07/01/28[2]		25,000	15,778
8.250%, due 03/01/27[2]		25,000	17,302
CommScope Technologies LLC 6.000%, due 06/15/25[2]		61,000	57,264
Digicel Group Holdings Ltd. Series 1B, 0.000%, due 12/31/302,4,5,12		60,603	3,030
Series 3A, 0.000%, due 12/31/30[2,4,5,12]		376	188
Series 3B, 0.000%, due 12/31/30[2,4,5,12]		46,129	461
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S. 9.000% Cash and 1.500% PIK, 12.000%, due 05/25/27[7]		401,766	398,753
eircom Finance DAC 3.500%, due 05/15/26[3]	EUR	125,000	133,731
Embarq Corp. 7.995%, due 06/01/36		125,000	36,425
Frontier Communications Holdings LLC 5.000%, due 05/01/28[2]		150,000	144,459
5.875%, due 10/15/27[2]		75,000	74,262
5.875%, due 11/01/29		17,911	16,120
6.000%, due 01/15/30[2]		100,000	90,124
6.750%, due 05/01/29[2]		275,000	259,838
8.625%, due 03/15/31[2]		150,000	157,110
8.750%, due 05/15/30[2]		100,000	104,763
	Face amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
GoTo Group, Inc. 5.500%, due 05/01/28[2]		48,510	$38,086
5.500%, due 05/01/28[2]		66,990	24,731
Hughes Satellite Systems Corp. 6.625%, due 08/01/26		125,000	58,619
Iliad Holding SASU 6.875%, due 04/15/31[2]	EUR	125,000	139,172
Intelsat Jackson Holdings SA 6.500%, due 03/15/30[2]		25,000	23,783
Level 3 Financing, Inc. 3.625%, due 01/15/29[2]		50,000	24,000
3.750%, due 07/15/29[2]		150,000	70,875
3.875%, due 10/15/30[2]		25,000	16,107
4.250%, due 07/01/28[2]		275,000	149,875
4.500%, due 04/01/30[2]		50,000	33,504
4.625%, due 09/15/27[2]		50,000	33,020
4.875%, due 06/15/29[2]		25,000	17,625
10.500%, due 05/15/30[2]		96,000	98,112
10.750%, due 12/15/30[2]		25,000	25,781
Liberty Costa Rica Senior Secured Finance 10.875%, due 01/15/31[2]		200,000	211,125
Lorca Telecom Bondco SA 4.000%, due 09/18/27[2]	EUR	225,000	241,376
Lumen Technologies, Inc. 4.125%, due 04/15/29[2]		21,250	15,566
4.125%, due 04/15/30[2]		21,250	14,981
Millicom International Cellular SA 4.500%, due 04/27/31[3]		200,000	174,690
7.375%, due 04/02/32[2]		200,000	199,860
Nokia of America Corp. 6.450%, due 03/15/29		175,000	173,687
Odido Holding BV 3.750%, due 01/15/29[3]	EUR	175,000	181,800
Optics Bidco SpA 1.625%, due 01/18/29		284,000	274,895
2.375%, due 10/12/27[3]		100,000	102,160
3.625%, due 05/25/26[3]		200,000	213,796
5.250%, due 03/17/55		100,000	104,496
Series 2034, 6.000%, due 09/30/34[2]		200,000	189,000
7.875%, due 07/31/28[3]	EUR	200,000	242,243
PLT VII Finance SARL 3 mo. EUR EURIBOR + 3.500%, 7.240%, due 06/15/31[2,6]		100,000	108,225
SoftBank Group Corp. 3.125%, due 09/19/25[3]		375,000	399,269
3.875%, due 07/06/32[3]		300,000	290,178
TalkTalk Telecom Group Ltd. 3.875%, due 02/20/25[3]	GBP	100,000	96,095
Telecom Italia Capital SA 6.375%, due 11/15/33		75,000	73,086
7.200%, due 07/18/36		50,000	49,902
Telecom Italia SpA 1.625%, due 01/18/29[3]	EUR	141,000	135,501
2.375%, due 10/12/27[3]		150,000	154,113

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(concluded)
Telecommunications Services of Trinidad & Tobago Ltd. 8.875%, due 10/18/29[3]		400,000	$397,252
Telesat Canada/Telesat LLC 4.875%, due 06/01/27[2]		50,000	22,811
5.625%, due 12/06/26[2]		125,000	59,365
6.500%, due 10/15/27[2]		75,000	22,007
Turkcell Iletisim Hizmetleri AS 5.800%, due 04/11/28[3]		400,000	386,250
Viasat, Inc. 6.500%, due 07/15/28[2]		25,000	20,352
7.500%, due 05/30/31[2]		50,000	36,698
Vmed O2 U.K. Financing I PLC 4.250%, due 01/31/31[2]		200,000	169,338
4.750%, due 07/15/31[2]		200,000	171,707
5.625%, due 04/15/32[2]	EUR	125,000	133,712
5.625%, due 04/15/32[3]		100,000	106,970
Vodafone Group PLC (fixed, converts to FRN on 08/27/26), 2.625%, due 08/27/80[3,6]		225,000	235,650
(fixed, converts to FRN on 08/27/30), 3.000%, due 08/27/80[3,6]		100,000	99,051
(fixed, converts to FRN on 10/03/28), 4.200%, due 10/03/78[3,6]		125,000	133,862
(fixed, converts to FRN on 04/04/29), 7.000%, due 04/04/79[6]		175,000	181,165
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.750%, due 08/15/28[2]		75,000	72,346
Zayo Group Holdings, Inc. 4.000%, due 03/01/27[2]		150,000	127,555
			9,715,477
Toys/Games/Hobbies—0.1%
Mattel, Inc. 5.450%, due 11/01/41		25,000	22,982
5.875%, due 12/15/27[2]		100,000	100,604
6.200%, due 10/01/40		25,000	25,101
			148,687
Transportation—0.7%
Cargo Aircraft Management, Inc. 4.750%, due 02/01/28[2]		25,000	23,506
First Student Bidco, Inc./First Transit Parent, Inc. 4.000%, due 07/31/29[2]		25,000	22,803
Genesee & Wyoming, Inc. 6.250%, due 04/15/32[2]		150,000	151,789
Rand Parent LLC 8.500%, due 02/15/30[2]		100,000	98,887
Seaspan Corp. 5.500%, due 08/01/29[2]		175,000	156,222
Transnet SOC Ltd. 8.250%, due 02/06/28[3]		400,000	405,250
Watco Cos. LLC/Watco Finance Corp. 7.125%, due 08/01/32[2]		100,000	102,415
	Face amount[1]		Value
Corporate bonds—(concluded)
Transportation—(concluded)
XPO, Inc. 6.250%, due 06/01/28[2]		50,000	$50,544
7.125%, due 06/01/31[2]		50,000	51,573
7.125%, due 02/01/32[2]		50,000	51,711
Zenith Finco PLC 6.500%, due 06/30/27[2]	GBP	275,000	259,895
			1,374,595
Trucking & leasing—0.3%
Fly Leasing Ltd. 7.000%, due 10/15/24[2]		125,000	124,604
Fortress Transportation & Infrastructure Investors LLC 5.500%, due 05/01/28[2]		75,000	73,530
7.000%, due 05/01/31[2]		75,000	77,326
7.000%, due 06/15/32[2]		225,000	232,047
7.875%, due 12/01/30[2]		25,000	26,500
			534,007
Water—0.1%
Solaris Midstream Holdings LLC 7.625%, due 04/01/26[2]		175,000	176,145
Thames Water Utilities Finance PLC 2.375%, due 04/22/40[3]	GBP	100,000	80,706
			256,851
Total corporate bonds (cost—$192,354,732)			180,450,913
Loan assignments—1.1%
Advertising—0.1%
Clear Channel International BV 3 mo. USD Term SOFR + 7.500%, 7.500%, due 04/01/27[6]		200,000	195,250
Building materials—0.0%†
MI Windows & Doors LLC 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.500%, 8.844%, due 03/28/31[6]		50,000	50,116
Commercial services—0.0%†
GTCR W Merger Sub LLC USD Term Loan B, 3 mo. USD Term SOFR + 3.000%, 8.335%, due 01/31/31[6]		50,000	50,023
Computers—0.2%
Amentum Government Services Holdings LLC 0.000%, due 07/30/31[6,13]		125,000	124,688
Diebold Nixdorf, Inc. 2023 Exit Term Loan, 1 mo. USD Term SOFR + 7.500%, 12.826%, due 08/11/28[6]		162,745	167,865
Vericast Corp. 0.000%, due 06/16/26[6,13]		132,563	131,900
			424,453

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Face amount[1]		Value
Loan assignments—(continued)
Diversified financial services—0.1%
Mulhacen Pte. Ltd. EUR 1st Lien Term Loan, 6 mo. EURIBOR + 10.000%, 10.000%, due 08/01/26[6]	EUR	123,745	$72,095
EUR 2nd Lien Term Loan, 6 mo. EURIBOR + 8.000%, 8.000%, due 12/01/26[6]		259,267	67,342
			139,437
Entertainment—0.2%
Allen Media LLC 2021 Term Loan B, 3 mo. USD Term SOFR + 5.500%, 10.985%, due 02/10/27[6]		70,933	46,816
Delta 2 Lux SARL 2022 Term Loan B, 3 mo. USD Term SOFR + 2.250%, 7.585%, due 01/15/30[6]		25,000	25,083
Great Canadian Gaming Corp. 2021 Term Loan, 3 mo. USD Term SOFR + 4.000%, 9.609%, due 11/01/26[6]		98,000	98,441
Scientific Games Holdings LP 3 mo. USD Term SOFR + 3.000%, 8.318%, due 04/04/29[6]		147,750	147,455
UFC Holdings LLC 2021 Term Loan B, 3 mo. USD Term SOFR + 2.750%, 8.291%, due 04/29/26[6]		62,120	62,249
			380,044
Food—0.1%
Northeast Grocery, Inc. Term Loan B, 3 mo. USD Term SOFR + 7.500%, 12.827%, due 12/13/28[6]		220,781	224,093
Health care products—0.0%†
Avantor Funding, Inc. 2024 Term Loan, 1 mo. USD Term SOFR + 2.000%, 7.444%, due 11/08/27[6]		23,207	23,339
Healthcare-services—0.0%†
LifePoint Health, Inc. 3 mo. USD Term SOFR + 4.000%, 9.329%, due 05/17/31[6]		25,000	25,063
Internet—0.1%
Endure Digital, Inc. Term Loan, 1 mo. USD Term SOFR + 3.500%, 8.949%, due 02/10/28[6]		72,750	64,784
Machinery-diversified—0.0%†
Titan Acquisition Ltd. 2024 Term Loan B, 6 mo. USD Term SOFR + 5.000%, 10.326%, due 02/15/29[6]		50,000	50,078
Pharmaceuticals—0.0%†
Mallinckrodt International Finance SA 2023 First Out Term Loan, 1 mo. USD Term SOFR + 7.500%, 12.845%, due 11/14/28[6]		9,381	10,335
	Face amount[1]		Value
Loan assignments—(concluded)
Software—0.1%
Athenahealth Group, Inc. 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%, 8.594%, due 02/15/29[6]		87,366	$87,147
Telecommunications—0.2%
Altice France SA 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.500%, 10.801%, due 08/15/28[6]		160,853	122,409
Consolidated Communications, Inc. 2021 Term Loan B, 1 mo. USD Term SOFR + 3.500%, 8.958%, due 10/02/27[6]		150,000	142,747
			265,156
Total loan assignments (cost—$2,271,423)			1,989,318
Non-U.S. government agency obligations—0.1%
Nigeria—0.1%
Nigeria Government International Bonds 7.375%, due 09/28/33[3]		200,000	163,437
Ukraine—0.0%†
Ukreximbank Via Biz Finance PLC 9.750%, due 01/22/25[3]		25,750	24,205
Total non-U.S. government agency obligations (cost $195,814)			187,642
	Number of shares
Preferred stocks—0.0†%
Machinery—0.0%†
Selecta Group BV, Class A1*,4	EUR	21,852	11,115
Selecta Group BV, Class A2*,4		43,703	22,230
			33,345
Total preferred stocks (cost—$19,205)			33,345
	Face amount[1]
Warrants—0.0†%
Air Methods Corp.*,4,5		389	0
Air Methods Corp.*,4,5		184	0
California Resources Corp. expires 10/27/24*		201	3,158
Chalice Mining Ltd. expires 10/01/24*,4		9	0
Chalice Mining Ltd. expires 10/01/25*,4		9	1
Curo Group Holdings LLC expires 08/01/28*		1,440	0
Intelsat SA expires 02/17/27*,4		1	1
Linx Synthetic expires 12/31/49*,4,5	EUR	1	29,437
Total warrants (cost—$166,218)			32,597

PACE High Yield Investments

Portfolio of investments—July 31, 2024

	Number of shares
Common stocks—0.6%
Aerospace & defense—0.0%†
Evander Gold Mines Ltd.*,4,5		2,750	$0
Chemicals—0.0%†
Cornerstone Cs*,4,5		1,205	4,218
Consumer finance—0.0%†
Curo Group Holdings LLC*,9		824	4,017
Energy equipment & services—0.0%†
Nine Energy Service, Inc.*,14		750	1,418
Parker Drilling Co.*		1,153	11,530
			12,948
Financial services—0.1%
SPN*,4		1,482	93,736
Gas utilities—0.0%†
Ferrellgas Partners LP, Class B		364	58,240
Health care providers & services—0.0%†
Air Methods Corp.*,4		70	2,450
IT services—0.2%
Carnelian Point Holdings LP*,4,5		140	1,939
Carnelian Point Holdings LP*		9,478	131,270
Carnelian Point Holdings LP*		14,851	205,687
			338,896
Leisure products—0.0%†
Codere New Topco SA*,4,5	EUR	4,367	0
Teide 10 S.L.*,4		5,444,137	44,189
			44,189
Media—0.0%†
iHeartMedia, Inc., Class A*,14		1,347	2,398
Metals & mining—0.0%†
Aleris International, Inc.*,4,5,10		795	15,900
Cloud Peak Energy, Inc.*,4,5		66	0
Petra Diamonds Ltd.*	GBP	54,100	21,073
			36,973
	Number of shares
Common stocks—(concluded)
Paper & forest products—0.0%†
Hardwood Holdings LLC*,4	936	$29,952
Pharmaceuticals—0.1%
Endo, Inc.*,4	60	1,734
Endo, Inc.*	3,761	108,674
		110,408
Mallinckrodt PLC*,4,5	459	25,302
		135,710
Technology hardware, storage & peripherals—0.1%
Diebold Nixdorf, Inc.*,4	2,268	98,771
Wireless telecommunication services—0.1%
Intelsat SA*,4	5,083	187,436
Total common stocks (cost—$1,666,433)		1,049,934
Short-term investments—0.8%
Investment companies—0.8%
State Street Institutional U.S. Government Money Market Fund, 5.263%[15] (cost $1,541,579)	1,541,579	1,541,579
Investment of cash collateral from securities loaned—0.0†%
Money market funds—0.0%†
State Street Navigator Securities Lending Government Money Market Portfolio, 5.267%[15] (cost—$1,484)	1,484	1,484
Total investments (cost—$198,216,888)—99.0%		185,286,812
Other assets in excess of liabilities—1.0%		1,863,211
Net assets—100.0%		$187,150,023

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	EUR	33,652,940	USD	36,182,631	08/08/24	$(248,240)
SSB	GBP	100,000	EUR	118,662	08/08/24	(105)
SSB	GBP	3,663,678	USD	4,641,514	08/08/24	(68,596)
SSB	USD	483,000	EUR	443,760	08/08/24	(2,609)
SSB	USD	95,000	GBP	74,251	08/08/24	459
Net unrealized appreciation (depreciation)						$(319,091)

PACE High Yield Investments

Portfolio of investments—July 31, 2024

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$180,435,234	$15,679	$180,450,913
Loan assignments	—	1,989,318	—	1,989,318
Non-U.S. government agency obligations	—	187,642	—	187,642
Preferred stocks	—	33,345	—	33,345
Warrants	3,158	1	29,438	32,597
Common stocks	303,838	387,082	359,014	1,049,934
Short term investments	—	1,541,579	—	1,541,579
Investment of cash collateral from securities loaned	—	1,484	—	1,484
Forward foreign currency contracts	—	459	—	459
Total	$306,996	$184,576,144	$404,131	$185,287,271
Liabilities
Forward foreign currency contracts	$—	$(319,550)	$—	$(319,550)
Total	$—	$(319,550)	$—	$(319,550)

At July 31, 2024, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  In U.S. dollars unless otherwise indicated.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $109,784,684, represented 58.7% of the Portfolio's net assets at period end.

3  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

5  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

6  Floating or variable rate securities. The rates disclosed are as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

7  Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

8  Perpetual investment. Date shown reflects the next call date.

9  Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

10  This security is considered restricted. At period end, the value of restricted security was $28,104, represented 0.0% of the Portfolio's net assets. The table below provides further information.

PACE High Yield Investments

Portfolio of investments—July 31, 2024

Portfolio footnotes—(concluded)

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net asset	Value at 07/31/24	Value as a percentage of net assets
Aleris International, Inc.	01/10/17	$13,981	0.0%	$15,900	0.0%
Appcion	08/23/18	650,000	0.3	6,500	0.0
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	09/02/20	550,000	0.3	5,500	0.0
Codere New Holdco SA	12/01/21	141,227	0.1	204	0.0

11  Bond interest in default.

12  Zero coupon bond.

13  Position is unsettled. Contract rate was not determined at July 31, 2024 and does not take effect until settlement.

14  Security, or portion thereof, was on loan at the period end.

15  Rate shown reflects yield at July 31, 2024.

See accompanying notes to financial statements.

PACE Large Co Value Equity Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—97.2%
Aerospace & defense—2.2%
Boeing Co.*	10,397	$1,981,668
General Dynamics Corp.	44,186	13,198,800
RTX Corp.	19,721	2,317,021
		17,497,489
Air freight & logistics—1.5%
FedEx Corp.	11,210	3,388,222
United Parcel Service, Inc., Class B	68,048	8,871,418
		12,259,640
Automobile components—0.7%
Adient PLC*	16,044	413,293
Aptiv PLC*	23,775	1,649,747
BorgWarner, Inc.	25,013	883,209
Magna International, Inc.[1]	65,629	2,911,959
		5,858,208
Automobiles—1.5%
General Motors Co.	113,940	5,049,821
Harley-Davidson, Inc.	180,771	6,778,912
		11,828,733
Banks—7.4%
Bank of America Corp.	32,489	1,309,632
Citigroup, Inc.	253,893	16,472,578
Citizens Financial Group, Inc.	65,029	2,774,787
First Citizens BancShares, Inc., Class A	489	1,020,880
JPMorgan Chase & Co.	76,226	16,220,893
M&T Bank Corp.	62,050	10,683,149
Truist Financial Corp.	32,200	1,439,018
U.S. Bancorp	76,372	3,427,575
Wells Fargo & Co.	90,640	5,378,578
		58,727,090
Beverages—1.2%
Anheuser-Busch InBev SA, ADR[1]	20,200	1,201,900
Keurig Dr. Pepper, Inc.	253,228	8,680,656
		9,882,556
Biotechnology—1.9%
Gilead Sciences, Inc.	202,770	15,422,686
Broadline retail—1.1%
Alibaba Group Holding Ltd., ADR	113,828	8,975,338
Building products—1.1%
Johnson Controls International PLC	117,569	8,410,886
Capital markets—6.8%
ARES Management Corp., Class A	70,320	10,773,024
Bank of New York Mellon Corp.	240,717	15,663,455
Charles Schwab Corp.	211,381	13,779,927
Goldman Sachs Group, Inc.	3,284	1,671,655
Raymond James Financial, Inc.	80,309	9,315,844
State Street Corp.	37,405	3,178,303
		54,382,208
	Number of shares	Value
Common stocks—(continued)
Chemicals—1.8%
Axalta Coating Systems Ltd.*	346,181	$12,341,353
Olin Corp.	44,251	2,018,288
		14,359,641
Communications equipment—2.8%
Cisco Systems, Inc.	233,728	11,324,122
F5, Inc.*	27,300	5,559,372
Telefonaktiebolaget LM Ericsson, ADR[1]	795,161	5,478,659
		22,362,153
Construction & engineering—0.1%
Fluor Corp.*	15,527	746,849
Construction materials—1.8%
Heidelberg Materials AG	137,524	14,359,633
Consumer finance—2.6%
American Express Co.	72,880	18,441,555
Capital One Financial Corp.	5,747	870,096
Discover Financial Services	7,438	1,070,998
		20,382,649
Electric utilities—2.6%
Exelon Corp.	267,525	9,951,930
PPL Corp.	355,247	10,557,941
		20,509,871
Electrical equipment—1.1%
Emerson Electric Co.	77,375	9,061,386
Electronic equipment, instruments & components—1.6%
Corning, Inc.	280,160	11,209,202
TE Connectivity Ltd.	10,630	1,640,528
		12,849,730
Energy equipment & services—0.8%
Baker Hughes Co.	47,617	1,843,730
Halliburton Co.	20,621	715,136
NOV, Inc.	156,004	3,248,004
Schlumberger NV	18,297	883,562
		6,690,432
Entertainment—0.1%
Warner Bros Discovery, Inc.*	122,210	1,057,117
Financial services—2.6%
Berkshire Hathaway, Inc., Class B*	37,048	16,245,548
Corebridge Financial, Inc.	55,263	1,633,022
Fidelity National Information Services, Inc.	36,177	2,779,479
		20,658,049
Food products—1.8%
Conagra Brands, Inc.	41,600	1,261,312
Danone SA	192,495	12,532,994
Kraft Heinz Co.	22,800	802,788
		14,597,094

PACE Large Co Value Equity Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—(continued)
Ground transportation—0.2%
Norfolk Southern Corp.	5,500	$1,372,580
Health care equipment & supplies—0.9%
GE HealthCare Technologies, Inc.	36,263	3,068,938
Medtronic PLC	46,437	3,729,820
Zimmer Biomet Holdings, Inc.	7,138	794,816
		7,593,574
Health care providers & services—7.5%
Centene Corp.*	29,719	2,285,985
Cigna Group	4,697	1,637,703
CVS Health Corp.	61,214	3,693,041
Elevance Health, Inc.	36,710	19,530,821
HCA Healthcare, Inc.	4,647	1,687,093
Henry Schein, Inc.*	191,358	13,766,295
Humana, Inc.	3,121	1,128,585
Labcorp Holdings, Inc.	3,806	819,965
UnitedHealth Group, Inc.	26,659	15,359,849
		59,909,337
Hotels, restaurants & leisure—1.8%
Aramark	399,330	13,685,039
Booking Holdings, Inc.	221	821,017
		14,506,056
Insurance—7.3%
American International Group, Inc.	163,077	12,920,591
Aon PLC, Class A	14,350	4,714,118
Hartford Financial Services Group, Inc.	29,765	3,301,534
Marsh & McLennan Cos., Inc.	43,412	9,662,209
MetLife, Inc.	157,922	12,136,305
Progressive Corp.	72,041	15,425,419
		58,160,176
Interactive media & services—3.8%
Alphabet, Inc., Class A	101,523	17,415,256
Meta Platforms, Inc., Class A	27,498	13,056,875
		30,472,131
IT services—0.1%
Cognizant Technology Solutions Corp., Class A	9,852	745,599
Machinery—1.8%
CNH Industrial NV	148,845	1,585,199
Cummins, Inc.	8,193	2,390,718
PACCAR, Inc.	100,459	9,911,285
Timken Co.	9,137	794,462
		14,681,664
Media—0.9%
Comcast Corp., Class A	94,499	3,899,974
Omnicom Group, Inc.	8,500	833,340
Paramount Global, Class B	39,342	449,285
WPP PLC, ADR	34,800	1,682,232
		6,864,831
	Number of shares	Value
Common stocks—(continued)
Metals & mining—1.6%
Rio Tinto PLC, ADR[1]	191,149	$12,455,269
Multi-utilities—1.8%
Dominion Energy, Inc.	30,300	1,619,838
Sempra	154,401	12,361,344
		13,981,182
Oil, gas & consumable fuels—6.0%
APA Corp.	165,612	5,165,438
Cenovus Energy, Inc.	50,303	1,012,599
ConocoPhillips	71,261	7,924,223
EOG Resources, Inc.	64,668	8,199,902
EQT Corp.	318,827	11,002,720
Marathon Oil Corp.	54,603	1,531,614
Murphy Oil Corp.	16,859	697,626
Ovintiv, Inc.	47,820	2,220,761
Phillips 66	47,133	6,856,909
Shell PLC, ADR	43,862	3,211,576
		47,823,368
Passenger airlines—0.6%
Southwest Airlines Co.	167,326	4,507,762
Personal care products—3.0%
Kenvue, Inc.	440,797	8,150,337
Unilever PLC, ADR[1]	261,110	16,032,154
		24,182,491
Pharmaceuticals—3.8%
GSK PLC, ADR[1]	17,964	696,464
Merck & Co., Inc.	125,376	14,183,787
Pfizer, Inc.	474,044	14,477,304
Sanofi SA, ADR	15,514	803,780
		30,161,335
Semiconductors & semiconductor equipment—2.5%
Lam Research Corp.	8,404	7,742,101
Micron Technology, Inc.	7,819	858,682
NXP Semiconductors NV	43,174	11,361,670
		19,962,453
Software—0.7%
Oracle Corp.	5,447	759,584
Workday, Inc., Class A*	22,300	5,064,776
		5,824,360
Specialized REITs—3.4%
Crown Castle, Inc.	124,121	13,663,240
Gaming & Leisure Properties, Inc.	269,310	13,519,362
		27,182,602
Specialty retail—0.8%
Tractor Supply Co.	24,791	6,527,966
Technology hardware, storage & peripherals—1.9%
Samsung Electronics Co. Ltd.	242,572	14,782,488

PACE Large Co Value Equity Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—(concluded)
Tobacco—1.6%
Philip Morris International, Inc.	110,619	$12,738,884
Wireless telecommunication services—0.1%
Vodafone Group PLC, ADR	119,408	1,117,659
Total common stocks (cost—$666,032,161)		776,433,205
Short term investments—2.8%
Investment companies—2.8%
State Street Institutional U.S. Government Money Market Fund, 5.263%[2] (cost—$22,501,398)	22,501,398	22,501,398
Investment of cash collateral from securities loaned—0.2%
Money market funds—0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.267%[2] (cost—$1,268,597)	1,268,597	1,268,597
Total Investments (cost—$689,802,156)—100.2%		800,203,200
Liabilities in excess of other assets—(0.2)%		(1,820,984)
Net assets—100.0%		$798,382,216

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$776,433,205	$—	$—	$776,433,205
Short term investments	—	22,501,398	—	22,501,398
Investment of cash collateral from securities loaned	—	1,268,597	—	1,268,597
Total	$776,433,205	$23,769,995	$—	$800,203,200

At July 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Rate shown reflects yield at July 31, 2024.

See accompanying notes to financial statements.

PACE Large Co Growth Equity Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—97.1%
Aerospace & defense—0.9%
TransDigm Group, Inc.	5,325	$6,891,721
Automobiles—1.1%
Tesla, Inc.*	39,445	9,154,001
Beverages—0.8%
Celsius Holdings, Inc.*	62,608	2,931,933
Coca-Cola Co.	41,623	2,777,919
Monster Beverage Corp.*	12,482	642,199
		6,352,051
Biotechnology—1.2%
Regeneron Pharmaceuticals, Inc.*	8,861	9,562,703
Broadline retail—9.5%
Amazon.com, Inc.*	384,457	71,885,770
MercadoLibre, Inc.*	2,775	4,631,197
		76,516,967
Building products—0.7%
Trane Technologies PLC	16,959	5,669,054
Capital markets—1.6%
Blackstone, Inc.	20,034	2,847,833
KKR & Co., Inc.	39,263	4,847,017
MSCI, Inc.	10,076	5,448,698
		13,143,548
Communications equipment—0.6%
Arista Networks, Inc.*	13,873	4,807,688
Construction & engineering—0.4%
Quanta Services, Inc.	11,971	3,176,864
Consumer staples distribution & retail—0.4%
Walmart, Inc.	42,026	2,884,665
Electric utilities—0.8%
American Electric Power Co., Inc.	15,983	1,568,252
Duke Energy Corp.	13,020	1,422,696
NextEra Energy, Inc.	19,134	1,461,646
Southern Co.	21,396	1,786,994
		6,239,588
Electrical equipment—1.2%
Eaton Corp. PLC	22,096	6,734,640
Vertiv Holdings Co., Class A	32,186	2,533,038
		9,267,678
Electronic equipment, instruments & components—0.7%
Amphenol Corp., Class A	69,046	4,436,896
Jabil, Inc.	11,324	1,275,875
		5,712,771
Entertainment—3.8%
Netflix, Inc.*	40,642	25,537,401
Spotify Technology SA*	13,675	4,703,379
		30,240,780
	Number of shares	Value
Common stocks—(continued)
Financial services—5.0%
Block, Inc.*	8,034	$497,144
Mastercard, Inc., Class A	52,624	24,402,275
Visa, Inc., Class A	58,836	15,630,960
		40,530,379
Ground transportation—0.7%
Uber Technologies, Inc.*	85,773	5,529,785
Health care equipment & supplies—2.7%
Abbott Laboratories	106,457	11,278,055
Edwards Lifesciences Corp.*	17,422	1,098,457
Intuitive Surgical, Inc.*	20,646	9,179,418
		21,555,930
Health care providers & services—2.1%
McKesson Corp.	10,317	6,365,795
UnitedHealth Group, Inc.	17,428	10,041,317
		16,407,112
Hotels, restaurants & leisure—3.4%
Airbnb, Inc., Class A*	66,369	9,262,458
Booking Holdings, Inc.	1,017	3,778,165
Chipotle Mexican Grill, Inc.*	84,400	4,584,608
DoorDash, Inc., Class A*	28,789	3,187,518
Marriott International, Inc., Class A	11,561	2,627,815
McDonald's Corp.	11,610	3,081,294
Starbucks Corp.	13,331	1,039,152
		27,561,010
Household durables—1.0%
DR Horton, Inc.	46,084	8,291,894
Household products—0.1%
Procter & Gamble Co.	6,434	1,034,330
Industrial conglomerates—0.3%
3M Co.	20,874	2,662,479
Interactive media & services—9.2%
Alphabet, Inc., Class C	241,550	41,824,382
Meta Platforms, Inc., Class A	67,260	31,937,066
		73,761,448
IT services—2.1%
Accenture PLC, Class A	25,843	8,544,213
MongoDB, Inc.*	2,573	649,322
Shopify, Inc., Class A*	125,833	7,700,980
		16,894,515
Life sciences tools & services—1.6%
Thermo Fisher Scientific, Inc.	20,432	12,531,763
Media—0.2%
Trade Desk, Inc., Class A*	18,779	1,687,857
Metals & mining—0.2%
Freeport-McMoRan, Inc.	39,418	1,789,971

PACE Large Co Growth Equity Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—(continued)
Oil, gas & consumable fuels—0.6%
Cheniere Energy, Inc.	4,297	$784,804
ConocoPhillips	19,241	2,139,599
Shell PLC, ADR	24,708	1,809,120
		4,733,523
Pharmaceuticals—6.6%
Eli Lilly & Co.	43,779	35,210,136
Novo Nordisk AS, ADR	76,671	10,168,875
Zoetis, Inc.	43,380	7,810,135
		53,189,146
Semiconductors & semiconductor equipment—11.9%
Advanced Micro Devices, Inc.*	39,685	5,733,689
ASML Holding NV, Registered Shares	5,196	4,867,093
Broadcom, Inc.	128,726	20,683,694
KLA Corp.	1,258	1,035,422
Lam Research Corp.	6,078	5,599,297
NVIDIA Corp.	428,137	50,100,592
QUALCOMM, Inc.	14,142	2,558,995
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	32,557	5,397,950
		95,976,732
Software—19.4%
Adobe, Inc.*	23,814	13,136,993
AppLovin Corp., Class A*	34,043	2,624,715
Fair Isaac Corp.*	1,818	2,908,800
HubSpot, Inc.*	4,316	2,145,181
Intuit, Inc.	7,355	4,761,259
Microsoft Corp.	188,077	78,682,013
Oracle Corp.	65,739	9,167,304
Palo Alto Networks, Inc.*	7,910	2,568,614
	Number of shares	Value
Common stocks—(concluded)
Software—(concluded)
Salesforce, Inc.	25,177	$6,515,808
ServiceNow, Inc.*	22,878	18,631,614
Synopsys, Inc.*	14,918	8,329,018
Workday, Inc., Class A*	29,971	6,807,014
		156,278,333
Specialty retail—0.5%
AutoZone, Inc.*	1,221	3,826,235
Technology hardware, storage & peripherals—4.8%
Apple, Inc.	174,861	38,833,131
Tobacco—0.6%
Philip Morris International, Inc.	40,858	4,705,207
Trading companies & distributors—0.4%
WW Grainger, Inc.	3,236	3,160,957
Total common stocks (cost—$559,440,154)		780,561,816
Short term investments—3.1%
Investment companies—3.1%
State Street Institutional U.S. Government Money Market Fund, 5.263%[1] (cost—$25,056,232)	25,056,232	25,056,232
Total Investments (cost—$584,496,386)—100.2%		805,618,048
Liabilities in excess of other assets—(0.2)%		(1,253,900)
Net assets—100.0%		$804,364,148

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Large Co Growth Equity Investments

Portfolio of investments—July 31, 2024

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$780,561,816	$—	$—	$780,561,816
Short term investments	—	25,056,232	—	25,056,232
Total	$780,561,816	$25,056,232	$—	$805,618,048

At July 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Rate shown reflects yield at July 31, 2024.

See accompanying notes to financial statements.

PACE Small/Medium Co Value Equity Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—99.2%
Aerospace & defense—0.7%
Textron, Inc.	23,550	$2,187,795
Automobile components—3.0%
Gentex Corp.	64,040	1,989,083
Goodyear Tire & Rubber Co.*	95,372	1,115,852
LCI Industries	20,348	2,374,408
Lear Corp.	16,724	2,040,997
Visteon Corp.*	13,155	1,519,929
		9,040,269
Automobiles—1.1%
Thor Industries, Inc.	30,185	3,203,836
Banks—7.8%
Ameris Bancorp	32,989	2,008,700
Atlantic Union Bankshares Corp.	36,600	1,511,214
Bank of Hawaii Corp.	21,836	1,497,731
Bank OZK	33,438	1,567,908
Columbia Banking System, Inc.	127,013	3,322,660
First Horizon Corp.	115,750	1,936,498
Glacier Bancorp, Inc.	42,000	1,877,820
Independent Bank Corp.	26,386	1,692,662
Old National Bancorp	82,370	1,649,047
Prosperity Bancshares, Inc.	24,140	1,750,633
SouthState Corp.	20,165	1,995,730
Valley National Bancorp	157,000	1,318,800
Veritex Holdings, Inc.	55,896	1,401,313
		23,530,716
Beverages—0.6%
National Beverage Corp.	35,083	1,711,700
Biotechnology—0.5%
United Therapeutics Corp.*	4,635	1,452,099
Broadline retail—0.6%
Nordstrom, Inc.[1]	78,700	1,796,721
Building products—3.3%
Armstrong World Industries, Inc.	14,492	1,904,249
Builders FirstSource, Inc.*	6,448	1,079,202
Lennox International, Inc.	5,553	3,240,175
Resideo Technologies, Inc.*	91,426	2,077,199
Zurn Elkay Water Solutions Corp.	49,944	1,621,182
		9,922,007
Capital markets—2.6%
Artisan Partners Asset Management, Inc., Class A	18,052	797,176
Houlihan Lokey, Inc.	10,679	1,604,520
Invesco Ltd.	97,526	1,683,299
Janus Henderson Group PLC	47,541	1,769,951
LPL Financial Holdings, Inc.	8,602	1,905,515
		7,760,461
Chemicals—3.8%
Chemours Co.	71,116	1,718,874
HB Fuller Co.	25,411	2,190,428
Huntsman Corp.	74,400	1,780,392
	Number of shares	Value
Common stocks—(continued)
Chemicals—(concluded)
Ingevity Corp.*	30,300	$1,390,467
Olin Corp.	35,534	1,620,706
Scotts Miracle-Gro Co.	18,429	1,448,519
Westlake Corp.	9,908	1,464,997
		11,614,383
Commercial services & supplies—1.1%
Brink's Co.	15,046	1,654,909
Clean Harbors, Inc.*	6,645	1,586,361
		3,241,270
Communications equipment—0.7%
Ciena Corp.*	30,329	1,599,551
Juniper Networks, Inc.	14,962	563,918
		2,163,469
Construction & engineering—0.5%
Fluor Corp.*	29,549	1,421,307
Construction materials—0.4%
Summit Materials, Inc., Class A*	32,603	1,362,153
Consumer finance—1.3%
Bread Financial Holdings, Inc.	25,975	1,417,715
Navient Corp.	48,972	803,631
SLM Corp.	81,385	1,846,626
		4,067,972
Consumer staples distribution & retail—1.9%
BJ's Wholesale Club Holdings, Inc.*	35,352	3,109,562
Casey's General Stores, Inc.	2,900	1,124,736
Performance Food Group Co.*	20,428	1,409,532
		5,643,830
Diversified telecommunication services—0.5%
Iridium Communications, Inc.	55,486	1,592,448
Electric utilities—1.2%
Evergy, Inc.	25,900	1,502,200
Pinnacle West Capital Corp.	23,517	2,012,820
		3,515,020
Electrical equipment—0.8%
Atkore, Inc.	7,286	983,610
Sensata Technologies Holding PLC	35,600	1,388,044
		2,371,654
Electronic equipment, instruments & components—3.9%
Arrow Electronics, Inc.*	23,877	2,953,346
Belden, Inc.	13,343	1,236,763
Flex Ltd.*	32,332	1,039,474
IPG Photonics Corp.*	17,361	1,395,824
Jabil, Inc.	12,444	1,402,065
TD SYNNEX Corp.	12,216	1,455,781
Zebra Technologies Corp., Class A*	6,904	2,424,616
		11,907,869

PACE Small/Medium Co Value Equity Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—(continued)
Energy equipment & services—2.3%
Cactus, Inc., Class A1	23,500	$1,483,320
Diamond Offshore Drilling, Inc.*	73,900	1,213,438
Helmerich & Payne, Inc.	71,736	2,899,569
Patterson-UTI Energy, Inc.	128,673	1,414,116
		7,010,443
Entertainment—1.3%
Cinemark Holdings, Inc.*	60,138	1,418,054
Liberty Media Corp.-Liberty Formula One, Class C*	19,237	1,555,696
Lions Gate Entertainment Corp., Class B*	104,603	861,929
		3,835,679
Financial services—1.9%
Jack Henry & Associates, Inc.	12,570	2,155,504
MGIC Investment Corp.	76,800	1,907,712
Voya Financial, Inc.	16,330	1,187,681
Walker & Dunlop, Inc.	4,736	506,278
		5,757,175
Food products—1.0%
Ingredion, Inc.	13,448	1,672,528
Post Holdings, Inc.*	11,199	1,224,722
		2,897,250
Gas utilities—1.2%
National Fuel Gas Co.	28,830	1,689,150
UGI Corp.	82,666	2,048,463
		3,737,613
Ground transportation—2.3%
Knight-Swift Transportation Holdings, Inc.	30,975	1,685,969
Landstar System, Inc.	11,223	2,135,176
Ryder System, Inc.	11,136	1,560,822
Saia, Inc.*,1	4,077	1,703,574
		7,085,541
Health care equipment & supplies—0.8%
Globus Medical, Inc., Class A*	18,733	1,348,027
LivaNova PLC*	21,162	1,045,403
		2,393,430
Health care providers & services—2.0%
CorVel Corp.*	5,849	1,794,473
Encompass Health Corp.	14,900	1,384,806
Select Medical Holdings Corp.	35,000	1,391,600
Tenet Healthcare Corp.*	10,300	1,541,910
		6,112,789
Hotel & resort REITs—0.4%
Host Hotels & Resorts, Inc.	71,416	1,250,494
Hotels, restaurants & leisure—2.5%
Bloomin' Brands, Inc.	65,142	1,358,211
Caesars Entertainment, Inc.*	42,889	1,713,416
Churchill Downs, Inc.	8,670	1,244,665
Marriott Vacations Worldwide Corp.	19,682	1,664,704
Norwegian Cruise Line Holdings Ltd.*,1	91,250	1,681,737
		7,662,733
	Number of shares	Value
Common stocks—(continued)
Household durables—2.6%
La-Z-Boy, Inc.	22,395	$988,515
Mohawk Industries, Inc.*	36,205	5,831,539
Newell Brands, Inc.	134,299	1,153,629
		7,973,683
Household products—0.7%
WD-40 Co.	7,815	2,044,482
Industrial REITs—0.7%
First Industrial Realty Trust, Inc.	40,100	2,194,272
Insurance—2.9%
American Financial Group, Inc.	8,600	1,126,256
Assurant, Inc.	6,440	1,126,163
First American Financial Corp.	34,471	2,088,253
Lincoln National Corp.	34,480	1,148,184
Unum Group	21,862	1,257,721
W.R. Berkley Corp.	38,694	2,133,200
		8,879,777
IT services—0.6%
Amdocs Ltd.	21,621	1,891,189
Leisure products—1.1%
Brunswick Corp.	14,528	1,183,306
Polaris, Inc.	24,623	2,050,603
		3,233,909
Life sciences tools & services—0.5%
Fortrea Holdings, Inc.*,1	52,023	1,435,315
Machinery—6.5%
AGCO Corp.	9,245	872,913
Chart Industries, Inc.*,1	5,309	855,174
Graco, Inc.	25,292	2,151,085
ITT, Inc.	13,617	1,926,261
John Bean Technologies Corp.	11,063	1,088,378
Kadant, Inc.	6,066	2,132,138
Mueller Water Products, Inc., Class A	72,766	1,504,801
Oshkosh Corp.	12,809	1,391,698
Pentair PLC	22,750	1,999,042
RBC Bearings, Inc.*	8,737	2,541,069
Terex Corp.	21,563	1,364,075
Toro Co.	18,500	1,771,005
		19,597,639
Marine transportation—0.5%
Kirby Corp.*	13,066	1,605,550
Metals & mining—3.2%
Alcoa Corp.	80,637	2,664,246
ATI, Inc.*	25,225	1,707,985
Cleveland-Cliffs, Inc.*	115,150	1,767,552
Commercial Metals Co.	30,800	1,851,080
Reliance, Inc.	5,610	1,708,582
		9,699,445

PACE Small/Medium Co Value Equity Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—(continued)
Mortgage real estate investment—1.0%
AGNC Investment Corp.[1]	141,500	$1,416,415
Annaly Capital Management, Inc.	78,100	1,554,971
		2,971,386
Office REITs—0.9%
Highwoods Properties, Inc.	49,550	1,534,564
Kilroy Realty Corp.	35,000	1,293,950
		2,828,514
Oil, gas & consumable fuels—3.1%
Antero Resources Corp.*	34,100	989,582
California Resources Corp.	44,118	2,269,430
Chord Energy Corp.	6,982	1,198,530
Civitas Resources, Inc.	19,900	1,388,224
International Seaways, Inc.	7,376	413,056
Ovintiv, Inc.	23,225	1,078,569
PBF Energy, Inc., Class A	18,799	766,059
Permian Resources Corp.	77,853	1,194,265
		9,297,715
Passenger airlines—1.1%
Alaska Air Group, Inc.*	53,941	2,024,406
SkyWest, Inc.*	17,410	1,391,755
		3,416,161
Personal care products—0.4%
Coty, Inc., Class A*	134,330	1,336,584
Pharmaceuticals—1.4%
Jazz Pharmaceuticals PLC*	16,273	1,794,098
Perrigo Co. PLC	42,820	1,210,522
Prestige Consumer Healthcare, Inc.*	17,700	1,253,337
		4,257,957
Professional services—7.7%
Alight, Inc., Class A*	161,450	1,222,176
Broadridge Financial Solutions, Inc.	12,303	2,632,842
CACI International, Inc., Class A*	9,077	4,188,854
Genpact Ltd.	47,798	1,657,157
Jacobs Solutions, Inc.	8,051	1,178,264
Kelly Services, Inc., Class A	63,445	1,492,861
Korn Ferry	45,445	3,350,205
ManpowerGroup, Inc.	50,216	3,845,541
Robert Half, Inc.	14,866	954,249
TransUnion	32,293	2,914,766
		23,436,915
Real estate management & development—0.5%
Cushman & Wakefield PLC*	126,781	1,662,099
Residential REITs—0.6%
Camden Property Trust	15,800	1,749,850
	Number of shares	Value
Common stocks—(concluded)
Retail REITs—0.6%
Federal Realty Investment Trust	15,550	$1,736,158
Semiconductors & semiconductor equipment—2.8%
Diodes, Inc.*	18,000	1,407,600
Ichor Holdings Ltd.*	38,671	1,314,814
Kulicke & Soffa Industries, Inc.	24,149	1,139,108
MKS Instruments, Inc.	9,450	1,189,755
Synaptics, Inc.*	14,660	1,280,111
Teradyne, Inc.	15,346	2,012,782
		8,344,170
Software—0.6%
Dolby Laboratories, Inc., Class A	23,836	1,877,323
Specialized REITs—1.1%
Gaming & Leisure Properties, Inc.	44,950	2,256,490
Lamar Advertising Co., Class A	10,306	1,235,277
		3,491,767
Specialty retail—1.4%
Leslie's, Inc.*,1	240,514	709,516
Sally Beauty Holdings, Inc.*	104,199	1,193,079
Victoria's Secret & Co.*	134,340	2,384,535
		4,287,130
Textiles, apparel & luxury goods—2.5%
Carter's, Inc.	6,046	366,085
PVH Corp.	25,157	2,565,762
Steven Madden Ltd.	20,647	936,135
Tapestry, Inc.	90,139	3,613,673
		7,481,655
Trading companies & distributors—2.2%
Air Lease Corp.	28,094	1,394,024
Core & Main, Inc., Class A*	28,450	1,521,222
Herc Holdings, Inc.	9,400	1,464,896
WESCO International, Inc.	13,235	2,315,463
		6,695,605
Total common stocks (cost—$260,048,068)		300,676,376
Short term investments—1.0%
Investment companies—1.0%
State Street Institutional U.S. Government Money Market Fund, 5.263%[2] (cost—$3,097,414)	3,097,414	3,097,414
Total investments (cost—$263,145,482)—100.2%		303,773,790
Liabilities in excess of other assets—(0.2)%		(660,135)
Net assets—100.0%		$303,113,655

PACE Small/Medium Co Value Equity Investments

Portfolio of investments—July 31, 2024

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$300,676,376	$—	$—	$300,676,376
Short term investments	—	3,097,414	—	3,097,414
Total	$300,676,376	$3,097,414	$—	$303,773,790

At July 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Rate shown reflects yield at July 31, 2024.

See accompanying notes to financial statements

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—99.4%
Aerospace & defense—0.8%
Axon Enterprise, Inc.*	3,378	$1,013,434
Embraer SA, ADR*	10,026	311,408
Loar Holdings, Inc.*	4,622	288,875
Moog, Inc., Class A	3,222	631,834
		2,245,551
Automobile components—0.7%
Modine Manufacturing Co.*	6,695	787,734
Visteon Corp.*	9,199	1,062,852
		1,850,586
Banks—0.1%
Live Oak Bancshares, Inc.	3,860	174,240
Beverages—0.5%
Boston Beer Co., Inc., Class A*	2,262	633,835
Celsius Holdings, Inc.*	12,900	604,107
		1,237,942
Biotechnology—7.5%
ACADIA Pharmaceuticals, Inc.*	21,676	412,277
ADMA Biologics, Inc.*	155,735	1,912,426
Aduro Biotech, Inc.*,1,2	9,389	0
Alector, Inc.*	29,960	179,760
ALX Oncology Holdings, Inc.*	3,600	17,280
AnaptysBio, Inc.*	2,606	90,793
Arcellx, Inc.*,3	5,474	338,348
Arcturus Therapeutics Holdings, Inc.*	3,095	72,609
Arcus Biosciences, Inc.*	10,738	176,211
Arcutis Biotherapeutics, Inc.*	11,449	115,291
ARS Pharmaceuticals, Inc.*	19,885	216,150
Avid Bioservices, Inc.*	50,822	530,582
BioCryst Pharmaceuticals, Inc.*	44,856	326,552
Biohaven Ltd.*	324	12,743
Blueprint Medicines Corp.*	15,343	1,661,647
CareDx, Inc.*	10,982	219,530
Catalyst Pharmaceuticals, Inc.*	47,629	821,124
Coherus Biosciences, Inc.*,3	30,587	47,104
Crinetics Pharmaceuticals, Inc.*	10,815	574,493
CytomX Therapeutics, Inc.*,3	46,356	63,971
Exelixis, Inc.*	67,984	1,594,225
G1 Therapeutics, Inc.*	4,261	18,280
Gossamer Bio, Inc.*	75,773	68,446
Halozyme Therapeutics, Inc.*	11,553	638,419
Incyte Corp.*	493	32,079
Insmed, Inc.*	8,038	584,764
Ionis Pharmaceuticals, Inc.*	7,280	360,069
Ironwood Pharmaceuticals, Inc.*	43,500	297,105
Lexeo Therapeutics, Inc.*,3	5,390	67,644
MacroGenics, Inc.*	7,754	29,155
Madrigal Pharmaceuticals, Inc.*,3	1,304	371,197
MannKind Corp.*	29,909	172,276
Mersana Therapeutics, Inc.*,3	23,900	47,800
Natera, Inc.*	4,214	431,471
Neurocrine Biosciences, Inc.*	15,033	2,128,222
Olema Pharmaceuticals, Inc.*	5,520	89,203
	Number of shares	Value
Common stocks—(continued)
Biotechnology—(concluded)
Praxis Precision Medicines, Inc.*	2,295	$132,444
PTC Therapeutics, Inc.*	29,885	1,011,607
Rigel Pharmaceuticals, Inc.*	11,967	126,611
Sarepta Therapeutics, Inc.*	12,899	1,834,754
TScan Therapeutics, Inc.*	8,967	64,024
Twist Bioscience Corp.*	9,953	555,477
Ultragenyx Pharmaceutical, Inc.*	26,239	1,181,280
Vaxcyte, Inc.*	5,384	424,744
Viking Therapeutics, Inc.*	4,629	263,853
		20,314,040
Broadline retail—0.0%†
Etsy, Inc.*	583	37,977
Groupon, Inc.*	5,434	72,381
		110,358
Building products—0.9%
Advanced Drainage Systems, Inc.	829	146,766
Apogee Enterprises, Inc.	12,355	848,047
AZEK Co., Inc.*	31,161	1,398,818
		2,393,631
Capital markets—1.3%
Donnelley Financial Solutions, Inc.*	5,492	370,600
FactSet Research Systems, Inc.	1,277	527,516
Perella Weinberg Partners	16,664	314,950
Piper Sandler Cos.	2,349	641,935
StoneX Group, Inc.*	11,790	982,578
TPG, Inc.	15,720	801,563
		3,639,142
Chemicals—0.2%
Chemours Co.	1,744	42,153
Orion SA	24,857	611,979
		654,132
Commercial services & supplies—2.7%
ACV Auctions, Inc., Class A*	105,571	1,803,153
CECO Environmental Corp.*	24,436	713,531
RB Global, Inc.	52,309	4,165,365
VSE Corp.	5,916	526,465
		7,208,514
Communications equipment—0.2%
Calix, Inc.*	13,285	546,412
Construction & engineering—3.2%
Argan, Inc.	13,942	1,100,442
Construction Partners, Inc., Class A*	5,646	365,014
Dycom Industries, Inc.*	3,320	609,253
Fluor Corp.*	29,435	1,415,824
Limbach Holdings, Inc.*	13,881	884,497
Orion Group Holdings, Inc.*	17,659	144,980
Primoris Services Corp.	4,812	271,734
Sterling Infrastructure, Inc.*	12,465	1,450,427
WillScot Holdings Corp.*	57,013	2,337,533
		8,579,704

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—(continued)
Construction materials—0.2%
Eagle Materials, Inc.	1,148	$312,600
Knife River Corp.*	2,154	171,286
		483,886
Consumer finance—1.0%
Ally Financial, Inc.	11,221	505,057
LendingTree, Inc.*	16,151	859,556
Moneylion, Inc.*	8,839	609,184
PROG Holdings, Inc.	13,690	616,872
Regional Management Corp.	940	30,738
		2,621,407
Containers & packaging—0.1%
Ardagh Metal Packaging SA	101,080	371,974
Diversified consumer services—3.6%
Adtalem Global Education, Inc.*	2,340	183,479
Carriage Services, Inc.	6,117	196,111
Coursera, Inc.*	11,841	110,121
Duolingo, Inc.*	5,876	1,010,320
Grand Canyon Education, Inc.*	31,471	4,907,903
Lincoln Educational Services Corp.*	33,342	470,456
Strategic Education, Inc.	3,655	385,237
Stride, Inc.*	15,885	1,206,942
Udemy, Inc.*	23,820	220,097
Universal Technical Institute, Inc.*	53,445	1,012,248
		9,702,914
Diversified telecommunication services—0.5%
Bandwidth, Inc., Class A*	21,224	484,332
Iridium Communications, Inc.	25,987	745,827
		1,230,159
Electric utilities—0.6%
NRG Energy, Inc.	20,413	1,534,445
Electrical equipment—0.4%
Allient, Inc.	2,523	73,015
NEXTracker, Inc., Class A*	21,798	1,071,154
		1,144,169
Electronic equipment, instruments & components—1.7%
Arlo Technologies, Inc.*	34,387	521,307
Celestica, Inc.*	2,594	136,029
Climb Global Solutions, Inc.	870	62,135
Cognex Corp.	42,828	2,125,125
Fabrinet*	1,521	335,472
Napco Security Technologies, Inc.	16,408	915,731
Powerfleet, Inc. NJ*	135,371	613,231
		4,709,030
Energy equipment & services—1.6%
Helix Energy Solutions Group, Inc.*	13,337	157,376
Kodiak Gas Services, Inc.	19,242	555,132
Newpark Resources, Inc.*	58,524	483,408
Tidewater, Inc.*	9,926	982,277
	Number of shares	Value
Common stocks—(continued)
Energy equipment & services—(concluded)
Valaris Ltd.*	6,752	$530,640
Weatherford International PLC*	14,027	1,653,222
		4,362,055
Entertainment—0.4%
Eventbrite, Inc., Class A*	58,619	286,647
Madison Square Garden Entertainment Corp.*	13,813	545,475
Roku, Inc.*	3,415	198,787
		1,030,909
Financial services—1.3%
Flywire Corp.*	9,896	181,196
International Money Express, Inc.*	10,012	222,366
NCR Atleos Corp.*	21,046	676,629
Payoneer Global, Inc.*	142,400	787,472
PennyMac Financial Services, Inc.	7,846	769,849
WEX, Inc.*	5,175	949,354
		3,586,866
Food products—2.6%
Calavo Growers, Inc.	11,367	270,421
Freshpet, Inc.*	42,485	5,170,425
Mama's Creations, Inc.*	142,286	1,084,219
WK Kellogg Co.	35,462	624,131
		7,149,196
Ground transportation—2.7%
ArcBest Corp.	5,935	748,107
Avis Budget Group, Inc.	2,413	243,737
Lyft, Inc., Class A*	83,008	1,000,246
Proficient Auto Logistics, Inc.*	11,535	232,430
RXO, Inc.*	27,780	880,904
Saia, Inc.*	3,501	1,462,893
U-Haul Holding Co.*,3	8,286	553,422
XPO, Inc.*	19,866	2,282,405
		7,404,144
Health care equipment & supplies—3.2%
Artivion, Inc.*	11,533	313,121
Axogen, Inc.*	3,900	34,242
Bioventus, Inc., Class A*	6,400	44,864
Embecta Corp.	7,883	123,527
Glaukos Corp.*	24,242	2,840,435
Inspire Medical Systems, Inc.*,3	4,508	635,853
iRadimed Corp.	5,805	271,152
Neogen Corp.*	47,266	804,940
OrthoPediatrics Corp.*	22,528	693,412
Outset Medical, Inc.*	47,623	169,062
Pulmonx Corp.*	11,400	78,774
RxSight, Inc.*	7,190	329,086
Semler Scientific, Inc.*	4,069	134,887
Sight Sciences, Inc.*	4,954	38,542
Tandem Diabetes Care, Inc.*	17,492	646,854
TransMedics Group, Inc.*	3,793	539,592
UFP Technologies, Inc.*	3,010	967,986
		8,666,329

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—(continued)
Health care providers & services—7.1%
Astrana Health, Inc.*	8,360	$438,566
Castle Biosciences, Inc.*	18,307	441,748
Chemed Corp.	4,314	2,459,670
DaVita, Inc.*	7,560	1,032,847
Ensign Group, Inc.	27,409	3,857,817
GeneDx Holdings Corp.*,3	28,108	919,694
Option Care Health, Inc.*	53,050	1,575,054
Pennant Group, Inc.*	56,130	1,673,235
Privia Health Group, Inc.*	94,671	1,963,477
Progyny, Inc.*	51,842	1,461,944
RadNet, Inc.*	28,213	1,685,727
U.S. Physical Therapy, Inc.	16,571	1,615,672
		19,125,451
Health care technology—1.6%
Certara, Inc.*	66,235	1,033,928
Doximity, Inc., Class A*	76,679	2,147,012
GoodRx Holdings, Inc., Class A*,3	8,354	75,604
Phreesia, Inc.*	38,444	959,178
		4,215,722
Hotel & resort REITs—0.1%
Ryman Hospitality Properties, Inc.	3,443	346,056
Hotels, restaurants & leisure—1.8%
Brinker International, Inc.*	10,647	711,326
Cava Group, Inc.*	1,641	138,205
Despegar.com Corp.*	11,968	139,068
Dutch Bros, Inc., Class A*	6,789	259,679
Lindblad Expeditions Holdings, Inc.*	14,921	128,470
Rush Street Interactive, Inc.*	82,519	826,015
Sweetgreen, Inc., Class A*	4,357	119,730
Wingstop, Inc.	5,670	2,119,900
Wynn Resorts Ltd.	6,586	545,453
		4,987,846
Household durables—1.9%
Cavco Industries, Inc.*	3,700	1,534,094
Green Brick Partners, Inc.*	5,776	422,514
SharkNinja, Inc.	5,152	395,931
Skyline Champion Corp.*	16,037	1,307,176
Sonos, Inc.*	71,780	969,030
TopBuild Corp.*	1,010	483,326
		5,112,071
Insurance—4.1%
Everest Group Ltd.	1,535	603,055
Goosehead Insurance, Inc., Class A*	16,813	1,518,046
HCI Group, Inc.	1,948	183,618
Kinsale Capital Group, Inc.	11,604	5,303,840
Oscar Health, Inc., Class A*	29,242	516,999
RLI Corp.	3,612	543,931
Ryan Specialty Holdings, Inc.	15,709	967,517
Skyward Specialty Insurance Group, Inc.*	29,036	1,148,955
Universal Insurance Holdings, Inc.	9,600	190,176
		10,976,137
	Number of shares	Value
Common stocks—(continued)
Interactive media & services—0.8%
EverQuote, Inc., Class A*	45,857	$1,196,409
TripAdvisor, Inc.*	8,950	157,789
Yelp, Inc.*	12,273	447,105
ZipRecruiter, Inc., Class A*	41,549	380,589
		2,181,892
IT services—2.6%
BigCommerce Holdings, Inc.*	20,641	167,192
Couchbase, Inc.*	15,575	298,884
DigitalOcean Holdings, Inc.*	20,046	664,124
EPAM Systems, Inc.*	609	131,014
Globant SA*	22,366	4,354,884
Grid Dynamics Holdings, Inc.*	83,083	1,071,771
Twilio, Inc., Class A*	1,416	83,728
Wix.com Ltd.*	951	148,285
		6,919,882
Life sciences tools & services—3.8%
BioLife Solutions, Inc.*,3	35,493	852,542
Codexis, Inc.*	70,264	251,545
CryoPort, Inc.*,3	21,200	195,676
Fortrea Holdings, Inc.*,3	6,879	189,792
Medpace Holdings, Inc.*	11,930	4,563,463
Repligen Corp.*	17,780	2,975,483
Stevanato Group SpA[3]	58,885	1,217,742
		10,246,243
Machinery—3.2%
Atmus Filtration Technologies, Inc.*	19,882	613,161
Blue Bird Corp.*	16,615	865,974
Helios Technologies, Inc.	6,252	287,279
Hillman Solutions Corp.*	122,582	1,244,207
Hyster-Yale, Inc.	5,487	448,507
Kadant, Inc.	9,939	3,493,459
Kornit Digital Ltd.*	53,805	842,048
Mayville Engineering Co., Inc.*	3,660	69,943
REV Group, Inc.	16,819	490,779
Shyft Group, Inc.	21,417	359,163
		8,714,520
Media—0.7%
Cardlytics, Inc.*,3	8,473	70,241
Integral Ad Science Holding Corp.*	47,572	484,283
Magnite, Inc.*	46,098	670,265
PubMatic, Inc., Class A*	30,954	679,750
		1,904,539
Metals & mining—0.2%
Alpha Metallurgical Resources, Inc.	106	31,313
Carpenter Technology Corp.	2,010	293,199
Century Aluminum Co.*	16,346	246,988
		571,500
Oil, gas & consumable fuels—0.6%
CVR Energy, Inc.[3]	21,623	618,418
Magnolia Oil & Gas Corp., Class A	36,580	996,439

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Matador Resources Co.	2,004	$123,206
		1,738,063
Paper & forest products—0.8%
Louisiana-Pacific Corp.	10,724	1,052,668
Sylvamo Corp.	15,014	1,106,682
		2,159,350
Personal care products—0.2%
Beauty Health Co.*,3	89,142	164,913
Herbalife Ltd.*	15,776	193,729
Honest Co., Inc.*	14,800	55,204
		413,846
Pharmaceuticals—1.0%
Biote Corp., Class A*	5,500	43,615
Corcept Therapeutics, Inc.*	31,740	1,227,386
Esperion Therapeutics, Inc.*	33,660	77,755
Intra-Cellular Therapies, Inc.*	6,608	520,182
Ligand Pharmaceuticals, Inc.*	6,949	757,371
Marinus Pharmaceuticals, Inc.*	8,550	11,970
Omeros Corp.*,3	6,700	36,113
WaVe Life Sciences Ltd.*	10,800	71,388
		2,745,780
Professional services—5.4%
Barrett Business Services, Inc.	8,708	317,320
CBIZ, Inc.*	3,904	270,938
CRA International, Inc.	2,291	400,467
Exponent, Inc.	24,527	2,601,824
Insperity, Inc.	14,221	1,460,781
KBR, Inc.	20,965	1,396,059
Kforce, Inc.	7,491	520,400
Legalzoom.com, Inc.*	51,308	342,737
Parsons Corp.*	4,381	400,292
Paycom Software, Inc.	928	154,781
Paycor HCM, Inc.*	126,445	1,569,182
Paylocity Holding Corp.*	19,097	2,865,887
TaskUS, Inc., Class A*	7,816	129,042
TriNet Group, Inc.	13,032	1,358,586
WNS Holdings Ltd.*	14,248	848,896
		14,637,192
Real estate management & development—0.4%
Compass, Inc., Class A*	137,274	602,633
eXp World Holdings, Inc.	16,541	237,529
Opendoor Technologies, Inc.*,3	13,376	31,032
Redfin Corp.*,3	38,156	310,590
		1,181,784
Semiconductors & semiconductor equipment—2.2%
ACM Research, Inc., Class A*	11,060	198,527
Ambarella, Inc.*	9,875	519,820
Credo Technology Group Holding Ltd.*	7,844	217,671
FormFactor, Inc.*	2,955	158,270
indie Semiconductor, Inc., Class A*	45,564	272,473
	Number of shares	Value
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
MACOM Technology Solutions Holdings, Inc.*	2,459	$248,162
MaxLinear, Inc.*	20,966	296,459
Onto Innovation, Inc.*	825	157,822
Power Integrations, Inc.	28,604	2,089,236
Semtech Corp.*	4,042	128,212
Silicon Laboratories, Inc.*	8,112	974,495
SiTime Corp.*	2,479	351,894
Ultra Clean Holdings, Inc.*	3,468	150,026
Veeco Instruments, Inc.*	3,868	160,174
		5,923,241
Software—17.8%
A10 Networks, Inc.	37,133	486,071
Alarm.com Holdings, Inc.*	33,273	2,347,410
Alkami Technology, Inc.*	65,866	2,155,794
Amplitude, Inc., Class A*	17,443	149,312
Appfolio, Inc., Class A*	1,937	429,007
Arteris, Inc.*,3	5,226	42,801
AvePoint, Inc.*	94,864	1,034,018
BlackLine, Inc.*	36,994	1,757,955
Blend Labs, Inc., Class A*	21,575	59,763
Box, Inc., Class A*	52,074	1,464,321
CCC Intelligent Solutions Holdings, Inc.*	193,764	1,988,019
Confluent, Inc., Class A*	40,637	1,016,738
CyberArk Software Ltd.*	403	103,321
Descartes Systems Group, Inc.*	34,944	3,552,058
DocuSign, Inc.*	1,872	103,859
Domo, Inc., Class B*,3	29,478	246,436
DoubleVerify Holdings, Inc.*	100,391	2,120,258
Dropbox, Inc., Class A*	52,854	1,264,268
Five9, Inc.*	19,862	884,852
Gitlab, Inc., Class A*	17,972	920,705
Guidewire Software, Inc.*	13,719	2,058,810
Jamf Holding Corp.*	75,345	1,379,567
Kaltura, Inc.*	5,354	7,121
Manhattan Associates, Inc.*	8,819	2,252,196
MeridianLink, Inc.*	15,958	377,087
NCR Voyix Corp.*	14,500	213,875
Nutanix, Inc., Class A*	29,530	1,491,560
Ooma, Inc.*	32,664	339,706
Pegasystems, Inc.	2,210	154,081
PowerSchool Holdings, Inc., Class A*	63,146	1,424,574
Procore Technologies, Inc.*	24,750	1,757,992
SEMrush Holdings, Inc., Class A*	16,009	235,973
SentinelOne, Inc., Class A*	27,617	632,429
SimilarWeb Ltd.*	20,670	126,707
Smartsheet, Inc., Class A*	30,179	1,447,385
SPS Commerce, Inc.*	22,384	4,821,961
Tenable Holdings, Inc.*	32,284	1,482,481
Teradata Corp.*	21,491	696,738
Varonis Systems, Inc.*	17,705	976,077
Weave Communications, Inc.*	5,100	51,000
Workiva, Inc.*	34,278	2,528,688
Yext, Inc.*	54,505	313,949
Zeta Global Holdings Corp., Class A*	60,976	1,306,106
		48,203,029

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—(continued)
Specialty retail—2.3%
Abercrombie & Fitch Co., Class A*	1,876	$276,673
Boot Barn Holdings, Inc.*	2,033	271,365
Dick's Sporting Goods, Inc.	2,469	534,168
Five Below, Inc.*	30,845	2,243,665
Floor & Decor Holdings, Inc., Class A*,3	21,213	2,078,874
J Jill, Inc.	7,194	276,609
ThredUp, Inc., Class A*	7,400	15,540
Upbound Group, Inc.	7,862	296,633
Warby Parker, Inc., Class A*	21,529	354,583
		6,348,110
Technology hardware, storage & peripherals—0.3%
CPI Card Group, Inc.*	200	5,866
Pure Storage, Inc., Class A*	10,084	604,334
Turtle Beach Corp.*	7,956	115,123
		725,323
Textiles, apparel & luxury goods—0.2%
Superior Group of Cos., Inc.	6,712	133,703
Wolverine World Wide, Inc.	22,216	330,352
		464,055
Trading companies & distributors—2.3%
Alta Equipment Group, Inc.[3]	15,075	158,288
FTAI Aviation Ltd.	19,833	2,210,388
GMS, Inc.*	10,445	1,005,122
	Number of shares	Value
Common stocks—(concluded)
Trading companies & distributors—(concluded)
Herc Holdings, Inc.	6,935	$1,080,750
Karat Packaging, Inc.	3,408	101,797
Transcat, Inc.*	13,874	1,598,840
		6,155,185
Total common stocks (cost—$244,346,875)		268,948,552
Short term investments—0.8%
Investment companies—0.8%
State Street Institutional U.S. Government Money Market Fund, 5.263%[4] (cost—$2,074,187)	2,074,187	2,074,187
Investment of cash collateral from securities loaned—0.1%
Money market funds—0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.267%[4] (cost $343,823)	343,823	343,823
Total investments (cost—$246,764,885)—100.3%		271,366,562
Liabilities in excess of other assets—(0.3)%		(935,322)
Net assets—100.0%		$270,431,240

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$268,948,552	$—	$0	$268,948,552
Short term investments	—	2,074,187	—	2,074,187
Investment of cash collateral from securities loaned	—	343,823	—	343,823
Total	$268,948,552	$2,418,010	$0	$271,366,562

At July 31, 2024, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—July 31, 2024

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

2  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

3  Security, or portion thereof, was on loan at the period end.

4  Rate shown reflects yield at July 31, 2024.

See accompanying notes to financial statements

PACE International Equity Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—111.7%
Australia—3.6%
Aurizon Holdings Ltd.[1]	1,533,662	$3,730,930
BHP Group Ltd.[1]	90,157	2,493,931
Computershare Ltd.	230,754	4,172,428
Fortescue Ltd.[1]	151,782	1,872,995
Glencore PLC[1]	147,674	815,943
Insurance Australia Group Ltd.[2]	430,868	2,085,069
Medibank Pvt Ltd.[2]	434,621	1,131,197
Northern Star Resources Ltd.	295,305	2,719,055
REA Group Ltd.[2]	4,233	566,423
Rio Tinto PLC[1]	47,705	3,082,304
Transurban Group[1]	30,558	259,984
Wesfarmers Ltd.[1]	32,438	1,562,325
Woolworths Group Ltd.[1]	69,480	1,567,557
		26,060,141
Austria—0.7%
ANDRITZ AG	59,669	3,819,716
Erste Group Bank AG	28,197	1,467,219
		5,286,935
Brazil—0.1%
Yara International ASA	28,751	819,530
Canada—1.8%
Constellation Software, Inc.	2,760	8,708,478
Fairfax Financial Holdings Ltd.[2]	3,965	4,676,009
		13,384,487
China—2.3%
Alibaba Group Holding Ltd., ADR	24,762	1,952,484
BeiGene Ltd., ADR*	22,557	3,757,545
BOC Hong Kong Holdings Ltd.	211,000	614,405
KE Holdings, Inc., ADR	213,538	2,957,501
Prosus NV	169,024	5,874,675
SITC International Holdings Co. Ltd.	442,000	984,378
Wuxi Biologics Cayman, Inc.*,3	382,060	563,345
		16,704,333
Denmark—5.3%
AP Moller—Maersk AS, Class B1	452	749,247
Carlsberg AS, Class B1	12,540	1,515,624
Coloplast AS, Class B	39,159	5,091,794
Danske Bank AS	15,770	482,564
Demant AS*,1	6,685	255,945
Genmab AS*	33,263	9,430,804
Novo Nordisk AS, ADR	52,342	6,942,120
Novo Nordisk AS, Class B1	95,706	12,658,275
Pandora AS	199	31,197
Rockwool AS, Class B	492	217,481
Tryg AS	44,144	966,694
		38,341,745
Finland—1.3%
Nordea Bank Abp	452,946	5,303,972
Orion OYJ, Class B	13,919	639,761
Wartsila OYJ Abp	179,469	3,701,059
		9,644,792
	Number of shares	Value
Common stocks—(continued)
France—6.7%
Aeroports de Paris SA1	3,534	$464,698
Air Liquide SA1	5,072	926,462
AXA SA1	18,299	643,435
Bouygues SA	148,249	5,124,532
Bureau Veritas SA2	33,122	1,039,542
Capgemini SE1	2,813	558,946
Cie de Saint-Gobain SA1	4,587	394,362
Cie Generale des Etablissements Michelin SCA[1]	5,629	222,967
Covivio SA2	21,477	1,109,644
Credit Agricole SA	92,198	1,399,931
Dassault Systemes SE1	67,576	2,562,620
Eiffage SA	11,537	1,149,953
Hermes International SCA[1]	1,654	3,621,254
Kering SA2	20,593	6,340,587
Klepierre SA1	23,054	660,681
Legrand SA1	790	85,395
L'Oreal SA1	9,607	4,165,628
LVMH Moet Hennessy Louis Vuitton SE1	2,412	1,704,583
Publicis Groupe SA*,1,2	8,586	897,812
Safran SA	22,919	5,037,710
SEB SA	4,131	413,770
Teleperformance SE2	11,156	1,439,171
Thales SA	18,879	3,002,452
TotalEnergies SE1	12,497	845,034
Vinci SA1	41,417	4,733,366
		48,544,535
Germany—6.4%
Allianz SE, Registered Shares[1]	26,971	7,612,586
BASF SE1	16,774	782,423
Carl Zeiss Meditec AG	2,063	141,440
Commerzbank AG	147,330	2,406,068
Continental AG	46,487	2,852,608
CTS Eventim AG & Co. KGaA	1,183	104,345
Deutsche Post AG	158,705	7,085,037
Evonik Industries AG	311,965	6,335,516
Fresenius Medical Care AG1	29,982	1,164,235
GEA Group AG	14,454	638,854
Hannover Rueck SE	4,012	997,354
Heidelberg Materials AG	34,319	3,583,435
Knorr-Bremse AG	4,279	344,774
LEG Immobilien SE1	20,604	1,803,071
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	4,368	2,153,743
Nemetschek SE	15,809	1,511,606
Puma SE	11,946	593,421
Rational AG	1,357	1,188,842
SAP SE1	19,907	4,201,579
Vonovia SE1	46,180	1,419,883
		46,920,820
Hong Kong—2.0%
AIA Group Ltd.[1]	610,000	4,099,016
Hong Kong & China Gas Co. Ltd.[1]	2,057,000	1,677,121
Hong Kong Exchanges & Clearing Ltd.[1]	60,385	1,791,567

PACE International Equity Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—(continued)
Hong Kong—(concluded)
Jardine Matheson Holdings Ltd.	92,300	$3,248,960
WH Group Ltd.[3]	5,498,689	3,575,307
		14,391,971
India—1.6%
HDFC Bank Ltd., ADR	95,040	5,703,351
Tata Consultancy Services Ltd.	107,665	5,639,027
		11,342,378
Indonesia—0.6%
Bank Rakyat Indonesia Persero Tbk. PT	15,873,837	4,559,091
Ireland—0.1%
AerCap Holdings NV	908	85,307
Kingspan Group PLC	10,477	979,666
		1,064,973
Israel—1.2%
Bank Hapoalim BM	342,483	3,147,249
Bank Leumi Le-Israel BM	386,918	3,340,652
Israel Discount Bank Ltd., Class A	481,425	2,461,630
		8,949,531
Italy—4.8%
Amplifon SpA[2]	5,141	163,577
Banco BPM SpA[2]	116,974	810,209
Coca-Cola HBC AG1	90,945	3,320,368
Enel SpA	1,104,692	7,883,475
Eni SpA	145,653	2,332,652
FinecoBank Banca Fineco SpA	27,192	462,028
Intesa Sanpaolo SpA	1,392,744	5,653,118
Moncler SpA[2]	45,474	2,710,720
Prysmian SpA	841	57,832
Recordati Industria Chimica e Farmaceutica SpA[2]	25,228	1,374,706
Snam SpA[2]	1,494,483	7,144,074
UniCredit SpA	79,738	3,275,382
		35,188,141
Japan—27.4%
AGC, Inc.	400	14,416
ANA Holdings, Inc.[1]	52,200	1,002,325
Asics Corp.	66,800	1,103,635
Bridgestone Corp.[1]	19,300	796,839
Brother Industries Ltd.	42,300	879,009
Canon, Inc.[1]	104,400	3,304,728
Capcom Co. Ltd.	17,000	363,366
Central Japan Railway Co.[1]	59,000	1,396,182
Chubu Electric Power Co., Inc.[1]	151,100	1,909,869
Daifuku Co. Ltd.[2]	9,600	175,652
Dai-ichi Life Holdings, Inc.	51,700	1,604,096
Daiichi Sankyo Co. Ltd.	41,000	1,682,641
Daito Trust Construction Co. Ltd.[1]	300	36,317
Daiwa Securities Group, Inc.[1]	2,300	19,307
Dentsu Group, Inc.	21,300	569,166
Disco Corp.	1,600	528,260
ENEOS Holdings, Inc.[1]	327,300	1,730,830
	Number of shares	Value
Common stocks—(continued)
Japan—(continued)
FANUC Corp.	154,716	$4,657,850
Fast Retailing Co. Ltd.[1,2]	13,100	3,642,168
Fuji Electric Co. Ltd.	17,400	991,000
FUJIFILM Holdings Corp.	313,000	7,479,991
Fujitsu Ltd.	502,500	9,165,791
Hitachi Ltd.[1]	194,200	4,262,405
Honda Motor Co. Ltd.[1]	732,600	8,054,419
Hoya Corp.[1]	11,900	1,504,529
Inpex Corp.[1]	88,800	1,378,784
Isuzu Motors Ltd.	193,100	2,665,026
ITOCHU Corp.[1,2]	11,800	613,060
Japan Post Bank Co. Ltd.	368,300	3,873,413
Japan Tobacco, Inc.[1,2]	144,900	4,288,819
Kao Corp.[1]	66,900	2,949,218
KDDI Corp.[1]	122,400	3,693,121
Keyence Corp.[1]	14,944	6,572,946
Komatsu Ltd.[1]	46,700	1,358,245
Kyocera Corp.	249,600	3,167,382
Kyowa Kirin Co. Ltd.	38,100	808,517
Lasertec Corp.[2]	8,900	1,593,986
Makita Corp.	62,900	2,073,363
Marubeni Corp.[1,2]	125,100	2,388,762
Mazda Motor Corp.	245,500	2,248,430
Minebea Mitsumi, Inc.	159,200	3,855,530
Mitsubishi Electric Corp.	183,900	3,192,977
Mitsubishi UFJ Financial Group, Inc.[1]	215,100	2,512,767
Mizuho Financial Group, Inc.	85,400	1,965,617
MonotaRO Co. Ltd.[2]	46,000	649,444
MS&AD Insurance Group Holdings, Inc.	106,500	2,546,531
Murata Manufacturing Co. Ltd.[1]	114,100	2,552,312
NEC Corp.	11,500	997,964
Nexon Co. Ltd.	97,600	2,133,707
NIDEC Corp.[1,2]	18,700	836,104
Nintendo Co. Ltd.[1]	21,500	1,203,845
Nippon Paint Holdings Co. Ltd.	47,800	305,616
Nippon Telegraph & Telephone Corp.	3,944,100	4,223,048
Nitto Denko Corp.	27,000	2,368,279
Nomura Real Estate Holdings, Inc.[1]	16,900	478,441
Obayashi Corp.[2]	49,900	661,369
Ono Pharmaceutical Co. Ltd.[2]	154,000	2,300,157
ORIX Corp.[1]	2,200	53,809
Osaka Gas Co. Ltd.[1]	54,900	1,248,585
Pan Pacific International Holdings Corp.	51,400	1,352,207
Recruit Holdings Co. Ltd.	116,279	6,720,360
Renesas Electronics Corp.	107,700	1,853,413
SCSK Corp.	58,100	1,145,478
Secom Co. Ltd.[2]	78,400	5,035,645
Sekisui House Ltd.	24,600	620,727
Shimadzu Corp.[1]	76,700	2,282,491
Shionogi & Co. Ltd.	26,700	1,175,795
SoftBank Corp.[1]	1,200	15,740
Sompo Holdings, Inc.	15,600	361,037
Sony Group Corp.	86,000	7,767,298
Subaru Corp.[1]	153,200	3,054,182
Sumitomo Corp.	149,800	3,777,874
Sumitomo Metal Mining Co. Ltd.[2]	104,300	3,209,659

PACE International Equity Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—(continued)
Japan—(concluded)
Sumitomo Mitsui Financial Group, Inc.[1]	63,700	$4,641,270
Suzuki Motor Corp.	495,084	5,814,895
Takeda Pharmaceutical Co. Ltd.	103,000	2,957,885
Tokio Marine Holdings, Inc.[1]	92,700	3,726,440
Tokyo Electron Ltd.[1]	16,200	3,354,521
Toray Industries, Inc.	172,200	902,698
Toyota Industries Corp.	57,500	4,924,569
Trend Micro, Inc.	4,400	212,914
Unicharm Corp.	70,200	2,351,481
Yokogawa Electric Corp.	86,300	2,201,210
		200,093,754
Macau—0.0%†
Sands China Ltd.*	96,800	181,635
Netherlands—5.4%
Adyen NV*,2,3	4,572	5,594,261
ASM International NV	4,636	3,178,968
ASML Holding NV1	8,374	7,707,878
ASML Holding NV, Registered Shares	6,398	5,993,007
BE Semiconductor Industries NV2	6,447	831,341
Koninklijke Ahold Delhaize NV	117,150	3,775,675
Koninklijke Philips NV*,1	322,994	9,116,531
NN Group NV	6,789	340,478
Universal Music Group NV2	48,671	1,158,305
Wolters Kluwer NV1	8,917	1,496,781
		39,193,225
New Zealand—0.3%
Xero Ltd.*	23,621	2,134,460
Norway—1.4%
Aker BP ASA[1]	26,713	648,569
DNB Bank ASA	252,077	5,209,921
Equinor ASA[1]	3,473	92,311
Gjensidige Forsikring ASA	12,293	207,989
Kongsberg Gruppen ASA	12,624	1,268,116
Norsk Hydro ASA	273,166	1,512,220
Telenor ASA[1]	119,120	1,419,317
		10,358,443
Portugal—0.1%
Jeronimo Martins SGPS SA	31,922	557,943
Singapore—5.5%
DBS Group Holdings Ltd.	412,995	11,305,070
Genting Singapore Ltd.	1,285,600	817,506
Grab Holdings Ltd., Class A*	19,753	65,185
Oversea-Chinese Banking Corp. Ltd.	351,200	3,901,638
Sea Ltd., ADR*,1	122,528	8,050,090
Singapore Technologies Engineering Ltd.	233,400	771,772
Singapore Telecommunications Ltd.	2,103,100	4,861,659
United Overseas Bank Ltd.	428,698	10,375,088
		40,148,008
South Africa—0.2%
Anglo American PLC	37,168	1,122,861
	Number of shares	Value
Common stocks—(continued)
Spain—2.4%
Acciona SA1,2	9,595	$1,240,911
ACS Actividades de Construccion y Servicios SA	28,607	1,277,406
Banco Bilbao Vizcaya Argentaria SA	67,537	709,284
Banco Santander SA	1,690,132	8,148,842
CaixaBank SA	92,132	537,037
Industria de Diseno Textil SA1	116,759	5,668,618
		17,582,098
Sweden—3.3%
Alfa Laval AB	40,723	1,798,638
Assa Abloy AB, Class B	176,644	5,375,591
Atlas Copco AB, Class A1	238,332	4,241,781
Epiroc AB, Class A	2,118	39,555
H & M Hennes & Mauritz AB, Class B1,2	51,361	797,330
Lifco AB, Class B2	13,731	407,217
Sagax AB, Class B1,2	64,817	1,600,270
Skandinaviska Enskilda Banken AB, Class A	208,818	3,217,324
SKF AB, Class B	38,359	712,614
Tele2 AB, Class B2	47,892	492,819
Telia Co. AB1	487,609	1,417,405
Volvo AB, Class B	134,721	3,438,095
Volvo Car AB, Class B*,2	208,277	589,871
		24,128,510
Switzerland—5.5%
ABB Ltd., Registered Shares[1]	106,624	5,925,513
Cie Financiere Richemont SA, Class A, Registered Shares[1]	6,429	981,471
Lonza Group AG, Registered Shares	658	440,341
Novartis AG, Registered Shares[1]	117,746	13,224,039
Partners Group Holding AG1	305	411,589
Sandoz Group AG	125,855	5,472,954
Schindler Holding AG1	1,173	314,047
SGS SA, Registered Shares	16,939	1,854,558
Sika AG, Registered Shares[1]	7,132	2,167,835
Swiss Prime Site AG, Registered Shares	25,968	2,604,936
Temenos AG, Registered Shares[2]	44,871	3,113,237
Zurich Insurance Group AG	6,975	3,839,727
		40,350,247
Taiwan—1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	110,000	3,125,647
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	36,844	6,108,735
		9,234,382
United Kingdom—11.8%
Associated British Foods PLC	100,878	3,218,750
AstraZeneca PLC[1]	40,994	6,517,917
BAE Systems PLC	233,013	3,885,163
British American Tobacco PLC[1]	70,834	2,499,615
BT Group PLC[1,2]	782,187	1,416,304
Burberry Group PLC	36,792	366,559
CK Hutchison Holdings Ltd.	983,000	5,158,553
Compass Group PLC[1]	91,115	2,806,505
DCC PLC	20,063	1,382,451

PACE International Equity Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—(concluded)
United Kingdom—(concluded)
Halma PLC[1]	4,220	$144,414
HSBC Holdings PLC	440,429	3,986,003
Imperial Brands PLC[1]	274,376	7,562,406
Informa PLC	3,531	39,455
InterContinental Hotels Group PLC[1]	12,869	1,297,030
JD Sports Fashion PLC	341,384	577,548
Kingfisher PLC[2]	1,110,256	3,943,602
Land Securities Group PLC[1]	202,318	1,652,872
Lloyds Banking Group PLC	12,403,702	9,500,378
M&G PLC[1]	45,688	124,693
Next PLC	942	109,885
Persimmon PLC	80,449	1,642,846
RELX PLC[1]	46,979	2,218,267
Rolls-Royce Holdings PLC*	164,376	950,066
Smiths Group PLC	31,104	714,146
SSE PLC[2]	336,095	8,125,020
Tesco PLC	912,758	3,890,982
Unilever PLC[1]	4,896	300,604
United Utilities Group PLC[1]	49,404	656,072
Vodafone Group PLC	5,268,274	4,906,094
Whitbread PLC[1]	7,218	270,022
WPP PLC[2]	613,513	5,919,996
		85,784,218
United States—8.6%
Aptiv PLC*	26,024	1,805,805
Atlassian Corp., Class A*	28,159	4,972,035
BP PLC	838,627	4,946,849
Brookfield Renewable Corp., Class A	141,168	3,966,821
Experian PLC	30,440	1,436,933
GSK PLC[1]	428,997	8,338,638
James Hardie Industries PLC, CDI*	56,085	2,005,120
Nestle SA, Registered Shares[1]	16,745	1,700,540
Roche Holding AG1	20,599	6,707,142
Sanofi SA	65,572	6,765,121
Shell PLC[1]	279,687	10,211,268
Swiss Re AG	17,798	2,199,024
Waste Connections, Inc.	42,005	7,467,229
		62,522,525
Total common stocks (cost—$667,418,187)		814,595,712
Preferred stocks—0.1%
Germany—0.1%
Dr Ing hc F Porsche AG1,3 (cost—$1,143,183)	11,566	873,207
Warrant—0.0%†
Canada—0.0%†
Constellation Software, Inc. expires 03/31/40*,2,4,5 (cost—$0)	2,948	0
Short-term investments—1.0%
Investment companies—1.0%
State Street Institutional U.S. Government Money Market Fund, 5.263%[6] (cost—$6,998,112)	6,998,112	6,998,112
	Number of shares	Value
Investment of cash collateral from securities loaned—5.3%
Money market funds—5.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.267%[5] (cost—$38,869,625)	38,869,625	$38,869,625
Total investments before investments sold short (Cost—$714,429,107)—118.1		861,336,656
Investments sold short—(13.3)%
Common stocks—(13.1)%
Australia—(1.1)%
Aristocrat Leisure Ltd.	(6,834)	(242,314)
ASX Ltd.	(31,638)	(1,344,208)
Dexus	(44,466)	(204,131)
Macquarie Group Ltd.	(903)	(123,891)
Mineral Resources Ltd.	(25,900)	(919,357)
Mirvac Group	(190,260)	(266,260)
SEEK Ltd.	(12,476)	(179,246)
Stockland	(38,724)	(116,488)
Suncorp Group Ltd.	(41,525)	(483,635)
Treasury Wine Estates Ltd.	(73,011)	(589,657)
Washington H Soul Pattinson & Co. Ltd.	(87,233)	(2,025,134)
Woodside Energy Group Ltd.	(91,754)	(1,656,070)
		(8,150,391)
Belgium—(0.5)%
D'ieteren Group	(3,757)	(863,621)
Sofina SA	(2,382)	(563,018)
Syensqo SA	(11,212)	(991,727)
UCB SA	(6,917)	(1,157,698)
		(3,576,064)
China—(0.2)%
Wharf Holdings Ltd.	(132,000)	(362,403)
Wilmar International Ltd.	(346,900)	(825,273)
		(1,187,676)
Denmark—(0.4)%
DSV AS	(16,147)	(2,959,916)
Finland—(0.0)%†
Fortum OYJ	(22,629)	(347,516)
France—(0.3)%
Bollore SE	(43,842)	(273,300)
Remy Cointreau SA	(8,097)	(640,574)
Sartorius Stedim Biotech	(6,520)	(1,305,057)
Sodexo SA	(457)	(43,301)
		(2,262,232)
Germany—(0.0)%†
Merck KGaA	(1,444)	(259,107)
Hong Kong—(0.6)%
CK Asset Holdings Ltd.	(225,000)	(861,082)
Henderson Land Development Co. Ltd.	(24,000)	(67,427)
Hongkong Land Holdings Ltd.	(142,300)	(459,629)
Prudential PLC	(32,516)	(292,272)
Sino Land Co. Ltd.	(1,492,055)	(1,543,074)

PACE International Equity Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Investments sold short—(continued)
Hong Kong—(concluded)
Swire Pacific Ltd., Class A	(85,500)	$(737,045)
Swire Properties Ltd.	(56,800)	(89,858)
		(4,050,387)
Ireland—(0.1)%
Kerry Group PLC, Class A	(9,511)	(889,339)
Italy—(0.9)%
Davide Campari-Milano NV	(165,436)	(1,493,220)
Eni SpA	(244,885)	(3,921,866)
Telecom Italia SpA	(3,752,846)	(920,746)
		(6,335,832)
Japan—(4.2)%
Bandai Namco Holdings, Inc.	(7,100)	(151,948)
Eisai Co. Ltd.	(29,200)	(1,122,740)
FUJIFILM Holdings Corp.	(97,700)	(2,334,809)
Hamamatsu Photonics KK	(27,900)	(809,967)
Hankyu Hanshin Holdings, Inc.	(5,300)	(152,308)
Japan Exchange Group, Inc.	(23,000)	(544,888)
Japan Real Estate Investment Corp.	(103)	(357,531)
JFE Holdings, Inc.	(6,200)	(91,466)
Keisei Electric Railway Co. Ltd.	(53,700)	(1,612,739)
Kintetsu Group Holdings Co. Ltd.	(49,600)	(1,154,204)
MatsukiyoCocokara & Co.	(16,400)	(268,270)
McDonald's Holdings Co. Japan Ltd.	(14,700)	(609,372)
MEIJI Holdings Co. Ltd.	(34,800)	(882,515)
Minebea Mitsumi, Inc.	(59,700)	(1,445,824)
Mitsubishi Heavy Industries Ltd.	(112,100)	(1,369,400)
Mitsui Chemicals, Inc.	(1,300)	(37,983)
Mitsui Fudosan Co. Ltd.	(60,000)	(630,219)
Nippon Prologis REIT, Inc.	(392)	(646,595)
Nissan Chemical Corp.	(8,500)	(276,553)
Nissan Motor Co. Ltd.	(250,200)	(812,037)
Nissin Foods Holdings Co. Ltd.	(1,200)	(35,831)
Nitori Holdings Co. Ltd.	(16,800)	(2,003,485)
NTT Data Group Corp.	(46,100)	(726,097)
Olympus Corp.	(173,100)	(3,008,928)
Omron Corp.	(13,900)	(516,918)
Resona Holdings, Inc.	(49,000)	(357,184)
Ricoh Co. Ltd.	(29,700)	(279,841)
Rohm Co. Ltd.	(48,800)	(667,476)
Shimano, Inc.	(6,600)	(1,177,651)
Shiseido Co. Ltd.	(2,000)	(63,015)
Sumitomo Metal Mining Co. Ltd.	(49,000)	(1,507,894)
Taisei Corp.	(32,500)	(1,393,895)
Tokyu Corp.	(62,600)	(761,162)
TOPPAN Holdings, Inc.	(24,800)	(707,720)
Yaskawa Electric Corp.	(24,800)	(870,454)
Zensho Holdings Co. Ltd.	(29,400)	(1,198,530)
		(30,587,449)
Netherlands—(0.4)%
Aegon Ltd.	(30,060)	(194,218)
Heineken NV	(15,573)	(1,382,355)
	Number of shares	Value
Investments sold short—(continued)
Netherlands—(concluded)
JDE Peet's NV	(16,381)	$(359,531)
OCI NV	(41,752)	(1,005,391)
		(2,941,495)
New Zealand—(0.1)%
Mercury NZ Ltd.	(192,609)	(788,663)
Norway—(0.0)%†
Salmar ASA	(3,839)	(220,968)
Portugal—(0.4)%
Galp Energia SGPS SA	(150,487)	(3,168,530)
Singapore—(0.3)%
Keppel Ltd.	(374,000)	(1,857,829)
Spain—(0.6)%
Endesa SA	(116,652)	(2,259,814)
Iberdrola SA	(41,108)	(541,878)
Redeia Corp. SA	(79,816)	(1,414,055)
		(4,215,747)
Sweden—(1.2)%
EQT AB	(66,508)	(2,154,374)
Fastighets AB Balder, Class B	(12,732)	(93,708)
Investor AB, Class B	(110,647)	(3,138,849)
Skanska AB, Class B	(51,308)	(1,001,802)
Svenska Cellulosa AB SCA, Class B	(144,604)	(1,966,005)
Telefonaktiebolaget LM Ericsson, Class B	(46,059)	(315,083)
		(8,669,821)
Switzerland—(0.4)%
Kuehne & Nagel International AG, Registered Shares	(4,500)	(1,397,038)
Swiss Life Holding AG, Registered Shares	(2,137)	(1,640,456)
		(3,037,494)
United Kingdom—(0.8)%
Croda International PLC	(14,183)	(736,976)
Diageo PLC	(933)	(29,014)
Entain PLC	(101,311)	(743,673)
Flutter Entertainment PLC	(2,825)	(558,371)
London Stock Exchange Group PLC	(12,626)	(1,537,110)
Melrose Industries PLC	(48,895)	(370,102)
National Grid PLC	(2,754)	(34,908)
Pearson PLC	(81,733)	(1,109,559)
WPP PLC	(99,092)	(956,172)
		(6,075,885)
United States—(0.6)%
Ferrovial SE	(6,850)	(272,369)
Haleon PLC	(272,140)	(1,223,074)
Qiagen NV	(23,888)	(1,067,203)
Stellantis NV	(90,896)	(1,515,325)
		(4,077,971)
Total common stocks (proceeds—$(93,380,459))		(95,660,312)

PACE International Equity Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Investments sold short—(concluded)
Preferred stocks—(0.2)%
Sartorius AG (proceeds—$(1,389,255))	(4,252)	$(1,208,874)
Total investments sold short (proceeds—$(94,769,714))		(96,869,186)
Total investments (cost $619,659,393)—104.8%		764,467,470
Liabilities in excess of other assets—(4.8)%		(34,868,123)
Net assets—100.0%		$729,599,347

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$814,595,712	$—	$—	$814,595,712
Preferred stocks	873,207	—	—	873,207
Warrant	—	—	0	0
Short-term investments	—	6,998,112	—	6,998,112
Investment of cash collateral from securities loaned	—	38,869,625	—	38,869,625
Total	$815,468,919	$45,867,737	$0	$861,336,656
Liabilities
Investments sold short
Common stocks	$(95,660,312)	$—	$—	$(95,660,312)
Preferred stocks	(1,208,874)	—	—	(1,208,874)
Total	$(96,869,186)	$—	$—	$(96,869,186)

At July 31, 2024, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security, or portion thereof, pledged as collateral for investments sold short.

2  Security, or portion thereof, was on loan at the period end.

PACE International Equity Investments

Portfolio of investments—July 31, 2024

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $10,606,120, represented 1.5% of the Portfolio's net assets at period end.

4  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

5  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

6  Rate shown reflects yield at July 31, 2024.

See accompanying notes to financial statements

PACE International Emerging Markets Equity Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—97.1%
Argentina—0.2%
Grupo Financiero Galicia SA, ADR*	7,343	$212,727
YPF SA, ADR*	32,425	646,554
		859,281
Brazil—9.2%
Atacadao SA*	599,000	980,656
B3 SA—Brasil Bolsa Balcao	476,800	914,629
Banco Bradesco SA, ADR	1,145,785	2,543,643
Banco Bradesco SA	398,420	791,043
Banco BTG Pactual SA	324,300	1,869,721
Banco do Brasil SA	481,400	2,259,694
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	22,300	347,896
Itau Unibanco Holding SA, ADR	492,801	2,966,662
Lojas Renner SA	351,400	823,805
MercadoLibre, Inc.*	3,413	5,695,956
Petroleo Brasileiro SA, ADR	355,379	5,071,258
Raia Drogasil SA	871,044	4,250,385
Sendas Distribuidora SA*	633,800	1,100,380
Suzano SA	100	952
TOTVS SA	309,684	1,519,361
WEG SA	486,300	4,355,606
		35,491,647
Canada—1.0%
Ivanhoe Mines Ltd., Class A*,1	299,546	3,916,130
China—27.2%
Airtac International Group	74,000	1,884,332
Alibaba Group Holding Ltd.	635,939	6,291,953
Alibaba Group Holding Ltd., ADR	9,082	716,116
ANTA Sports Products Ltd.	145,000	1,300,998
Bank of China Ltd., Class A	6,492,400	4,186,298
Beijing New Building Materials PLC, Class A	340,600	1,224,870
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,518,150	2,724,543
Budweiser Brewing Co. APAC Ltd.[2]	97,300	118,436
China International Capital Corp. Ltd., H Shares[1,2]	719,783	802,436
China Jushi Co. Ltd., Class A	610,356	898,595
China Merchants Port Holdings Co. Ltd.	463,713	682,555
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	911,801	1,108,991
China Overseas Land & Investment Ltd.	1,903,387	3,084,262
China Resources Land Ltd.	355,549	1,067,168
China Resources Power Holdings Co. Ltd.[1]	968,865	2,666,197
Contemporary Amperex Technology Co. Ltd., Class A	78,920	2,034,521
Country Garden Services Holdings Co. Ltd.	1,933,152	1,165,406
Foxconn Industrial Internet Co. Ltd., Class A*	285,400	941,454
Fuyao Glass Industry Group Co. Ltd., Class A	318,200	1,981,747
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,028,300	5,694,241
Hengli Petrochemical Co. Ltd., Class A	1,206,030	2,331,275
Huaming Power Equipment Co. Ltd., Class A	639,767	1,743,922
Kanzhun Ltd., ADR	82,200	1,116,276
KE Holdings, Inc., ADR	48,126	666,545
	Number of shares	Value
Common stocks—(continued)
China—(concluded)
Kuaishou Technology*,2	466,307	$2,614,186
Li Auto, Inc., ADR*,1	17,721	349,812
Li Auto, Inc., Class A*	69,651	683,775
Longfor Group Holdings Ltd.[2]	2,339,500	3,042,337
Meituan, Class B*,2	216,300	3,025,988
Midea Group Co. Ltd., Class A	228,397	2,015,012
NARI Technology Co. Ltd., Class A	484,100	1,608,967
PDD Holdings, Inc., ADR*	25,642	3,304,997
PICC Property & Casualty Co. Ltd., H Shares	1,010,000	1,323,768
Ping An Insurance Group Co. of China Ltd., H Shares	632,000	2,762,475
Ping An Insurance Group Co. of China Ltd., Class A	582,000	3,427,390
Proya Cosmetics Co. Ltd., Class A	92,100	1,169,115
Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	281,875	452,822
Shenzhen Inovance Technology Co. Ltd., Class A	195,800	1,263,872
SITC International Holdings Co. Ltd.[1]	381,132	848,819
Sungrow Power Supply Co. Ltd., Class A	284,540	2,709,942
Sunny Optical Technology Group Co. Ltd.[1]	303,766	1,706,845
Suofeiya Home Collection Co. Ltd., Class A	318,000	621,739
Tencent Holdings Ltd.	349,811	16,217,071
Tongwei Co. Ltd., Class A	210,599	528,315
Trip.com Group Ltd., ADR*	63,692	2,708,821
Trip.com Group Ltd.*	81,800	3,536,743
Zijin Mining Group Co. Ltd., H Shares	1,190,000	2,415,687
		104,771,635
Ghana—0.3%
Kosmos Energy Ltd.*	181,277	1,002,462
Greece—0.6%
Eurobank Ergasias Services & Holdings SA, Class A	203,997	467,603
National Bank of Greece SA	92,863	815,063
Piraeus Financial Holdings SA	260,094	1,097,798
		2,380,464
Hong Kong—1.9%
AIA Group Ltd.	263,000	1,767,281
Hong Kong Exchanges & Clearing Ltd.	27,400	812,932
Melco Resorts & Entertainment Ltd., ADR*,1	255,546	1,459,168
Sino Biopharmaceutical Ltd.	562,144	202,183
WH Group Ltd.[2]	4,491,683	2,920,541
		7,162,105
Hungary—0.6%
OTP Bank Nyrt	46,394	2,375,748
India—12.0%
Axis Bank Ltd.	93,819	1,306,628
Britannia Industries Ltd.*	28,020	1,935,778
HDFC Bank Ltd.	158,151	3,051,908
HDFC Bank Ltd., ADR	43,979	2,639,180
ICICI Bank Ltd.	315,799	4,582,228
Infosys Ltd.	126,884	2,831,178
InterGlobe Aviation Ltd.*,2	72,995	3,898,879

PACE International Emerging Markets Equity Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—(continued)
India—(concluded)
Kotak Mahindra Bank Ltd.	205,767	$4,442,992
Macrotech Developers Ltd.[2]	43,863	685,641
Mahindra & Mahindra Ltd.	72,811	2,528,640
MakeMyTrip Ltd.*	13,772	1,288,922
Nestle India Ltd.	81,943	2,403,961
Pidilite Industries Ltd.	60,081	2,286,456
Polycab India Ltd.	27,217	2,229,337
Reliance Industries Ltd.	181,165	6,514,616
Tata Consultancy Services Ltd.	68,146	3,569,193
		46,195,537
Indonesia—2.1%
Bank Central Asia Tbk. PT	6,136,600	3,877,833
Bank Mandiri Persero Tbk. PT	2,855,092	1,123,775
Bank Rakyat Indonesia Persero Tbk. PT	10,265,014	2,948,193
		7,949,801
Macau—0.8%
Galaxy Entertainment Group Ltd.	355,000	1,492,637
Sands China Ltd.*	824,000	1,546,150
		3,038,787
Mexico—2.1%
Cemex SAB de CV, ADR	272,270	1,747,974
Grupo Aeroportuario del Pacifico SAB de CV, Class B1	88,083	1,405,328
Grupo Financiero Banorte SAB de CV, Class O	303,100	2,271,257
Wal-Mart de Mexico SAB de CV	772,100	2,567,727
		7,992,286
Peru—1.2%
Credicorp Ltd.	26,634	4,544,826
Russia—0.0%†
Alrosa PJSC[3,4]	215,380	0
Rosneft Oil Co. PJSC[3,4]	126,429	0
		0
Saudi Arabia—0.9%
Saudi Arabian Oil Co.[2]	446,745	3,286,378
South Africa—4.9%
Absa Group Ltd.	212,579	1,865,209
Capitec Bank Holdings Ltd.	18,022	2,806,336
Clicks Group Ltd.	86,492	1,681,162
FirstRand Ltd.	483,525	2,169,059
Gold Fields Ltd., ADR	148,705	2,551,778
Impala Platinum Holdings Ltd.	80,040	409,594
MTN Group Ltd.[1]	1,071,877	4,655,934
Naspers Ltd., Class N	14,229	2,751,820
		18,890,892
South Korea—11.7%
Amorepacific Corp.	7,545	995,770
DB Insurance Co. Ltd.	16,781	1,346,868
Hana Financial Group, Inc.	89,261	4,194,797
Hyundai Mobis Co. Ltd.	10,738	1,719,796
	Number of shares	Value
Common stocks—(continued)
South Korea—(concluded)
Hyundai Motor Co.	8,391	$1,517,602
KB Financial Group, Inc.	80,885	5,164,185
Kia Corp.	22,250	1,811,676
Samsung Electronics Co. Ltd.	326,038	19,868,958
SK Hynix, Inc.	50,763	7,175,217
WONIK IPS Co. Ltd.*	46,203	1,270,226
		45,065,095
Taiwan—13.8%
Advantech Co. Ltd.	136,000	1,433,648
Alchip Technologies Ltd.	24,000	1,912,991
Chailease Holding Co. Ltd.	413,100	1,910,289
Chroma ATE, Inc.	192,000	1,758,199
Delta Electronics, Inc.	197,000	2,484,226
Lotes Co. Ltd.	33,000	1,395,497
MediaTek, Inc.	163,469	6,067,301
Sinbon Electronics Co. Ltd.	131,000	1,305,217
Taiwan Semiconductor Manufacturing Co. Ltd.	509,475	14,476,716
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	59,342	9,838,904
Unimicron Technology Corp.	477,000	2,604,852
Voltronic Power Technology Corp.	36,000	2,031,640
Yageo Corp.	190,615	4,592,853
Zhen Ding Technology Holding Ltd.	312,000	1,295,649
		53,107,982
Thailand—2.1%
Airports of Thailand PCL	236,700	375,187
Bangkok Dusit Medical Services PCL, Class F	2,265,800	1,668,600
CP ALL PCL	1,283,200	2,096,967
Kasikornbank PCL	598,300	2,207,223
SCB X PCL	584,500	1,688,975
		8,036,952
Turkey—1.6%
Akbank TAS	717,948	1,341,908
BIM Birlesik Magazalar AS	131,393	2,481,640
Haci Omer Sabanci Holding AS	334,774	1,004,289
Turkiye Garanti Bankasi AS	387,193	1,447,396
		6,275,233
United Arab Emirates—0.3%
Abu Dhabi National Oil Co. for Distribution PJSC	717,322	697,216
Aldar Properties PJSC	213,084	428,727
		1,125,943
United States—1.6%
Globant SA*	10,677	2,078,919
JBS SA*	412,800	2,460,970
Las Vegas Sands Corp.	37,862	1,501,986
		6,041,875
Vietnam—0.5%
Hoa Phat Group JSC*	1,496,988	1,612,597
Vincom Retail JSC*	569,720	419,675
		2,032,272

PACE International Emerging Markets Equity Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—(concluded)
Zambia—0.5%
First Quantum Minerals Ltd.	145,378	$1,779,516
Total common stocks (cost—$353,029,852)		373,322,847
Preferred stocks—0.5%
Brazil—0.5%
Itau Unibanco Holding SA (cost—$1,855,097)	303,700	1,819,145
Short-term investments—2.1%
Investment companies—2.1%
State Street Institutional U.S. Government Money Market Fund, 5.263%[5] (cost—$8,053,892)	8,053,892	8,053,892
	Number of shares	Value
Investment of cash collateral from securities loaned—0.8%
Money market funds—0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.267%[5] (cost—$3,129,788)	3,129,788	$3,129,788
Total investments (cost—$366,068,629)—100.5%		386,325,672
Liabilities in excess of other assets—(0.5)%		(1,897,554)
Net assets—100.0%		$384,428,118

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$373,322,847	$—	$0	$373,322,847
Preferred stocks	1,819,145	—	—	1,819,145
Short term investments	—	8,053,892	—	8,053,892
Investment of cash collateral from securities loaned	—	3,129,788	—	3,129,788
Total	$375,141,992	$11,183,680	$0	$386,325,672

At July 31, 2024, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $20,394,822, represented 5.3% of the Portfolio's net assets at period end.

3  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

4  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

5  Rate shown reflects yield at July 31, 2024.

See accompanying notes to financial statements

PACE Global Real Estate Securities Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—98.1%
Australia—5.9%
Goodman Group[1]	116,746	$2,679,746
National Storage REIT[1]	531,875	859,114
Rural Funds Group[1]	95,669	133,259
		3,672,119
Belgium—1.1%
Shurgard Self Storage Ltd.	17,514	684,258
Canada—1.7%
Canadian Apartment Properties REIT	30,140	1,047,854
Germany—2.0%
Vonovia SE	40,817	1,254,989
Hong Kong—1.1%
Sino Land Co. Ltd.	680,000	703,252
Japan—6.6%
Japan Logistics Fund, Inc.[1]	107	182,994
Japan Metropolitan Fund Invest	1,183	739,153
Mitsubishi Estate Co. Ltd.	30,500	524,163
Mitsui Fudosan Co. Ltd.	214,800	2,256,185
Star Asia Investment Corp.[1]	848	321,527
Tokyo Tatemono Co. Ltd.	3,300	58,200
		4,082,222
Mexico—0.8%
Corp. Inmobiliaria Vesta SAB de CV1	166,270	486,914
Singapore—2.7%
Capitaland India Trust	463,161	377,680
CapitaLand Investment Ltd.[1]	474,700	958,846
Parkway Life Real Estate Investment Trust	121,900	331,037
		1,667,563
Spain—1.5%
Cellnex Telecom SA1,2	27,414	954,742
United Kingdom—6.9%
Big Yellow Group PLC	63,717	991,128
Derwent London PLC	21,364	631,134
Grainger PLC	277,828	860,760
Segro PLC	96,551	1,136,702
Shaftesbury Capital PLC	349,337	683,965
		4,303,689
United Republic Of Tanzania—1.5%
Helios Towers PLC*,1	582,892	948,661
United States—66.3%
Alexandria Real Estate Equities, Inc.	11,657	1,367,249
American Homes 4 Rent, Class A	38,489	1,389,068
BXP, Inc.	17,660	1,259,335
Cousins Properties, Inc.	6,186	170,177
Digital Realty Trust, Inc.	13,559	2,026,935
DigitalBridge Group, Inc.	11,530	162,919
Douglas Emmett, Inc.	49,993	804,387
Encompass Health Corp.	6,752	627,531
Equinix, Inc.	4,743	3,748,108
Equity LifeStyle Properties, Inc.	31,650	2,173,722
	Number of shares	Value
Common stocks—(concluded)
United States—(concluded)
Essex Property Trust, Inc.	5,522	$1,537,104
Extra Space Storage, Inc.	16,875	2,693,587
Farmland Partners, Inc.[1]	28,483	302,489
Federal Realty Investment Trust	15,745	1,757,929
Highwoods Properties, Inc.	3,194	98,918
Kimco Realty Corp.	71,164	1,546,394
Lamar Advertising Co., Class A	7,277	872,221
Mid-America Apartment
Communities, Inc.	16,127	2,254,071
NNN REIT, Inc.	28,760	1,291,036
Prologis, Inc.	46,894	5,910,989
Rayonier, Inc.	29,985	909,445
Rexford Industrial Realty, Inc.	32,716	1,639,399
Ryman Hospitality Properties, Inc.	7,760	779,958
SBA Communications Corp.	4,613	1,012,738
Sun Communities, Inc.	13,642	1,728,851
Universal Health Services, Inc., Class B	1,721	367,881
Ventas, Inc.	31,690	1,725,204
Weyerhaeuser Co.	33,906	1,076,855
		41,234,500
Total common stocks (cost—$60,752,631)		61,040,763
Short-term investments—1.5%
Investment companies—1.5%
State Street Institutional U.S. Government Money Market Fund, 5.263%[3] (cost—$939,871)	939,871	939,871
Investment of cash collateral from securities loaned—0.8%
Money market funds—0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.267%[3] (cost—$450,958)	450,958	450,958
Total investments (cost—$62,143,460)—100.4%		62,431,592
Liabilities in excess of other assets—(0.4)%		(220,943)
Net assets—100.0%		$62,210,649

PACE Global Real Estate Securities Investments

Portfolio of investments—July 31, 2024

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$61,040,763	$—	$—	$61,040,763
Short-term investments	—	939,871	—	939,871
Investment of cash collateral from securities loaned	—	450,958	—	450,958
Total	$61,040,763	$1,390,829	$—	$62,431,592

At July 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $954,742, represented 1.5% of the Portfolio's net assets at period end.

3  Rate shown reflects yield at July 31, 2024.

See accompanying notes to financial statements.

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—42.8%
Australia—0.4%
BHP Group Ltd.	43	$1,189
Cochlear Ltd.	92	20,757
Commonwealth Bank of Australia	155	13,936
Fortescue Ltd.	12,138	149,783
Glencore PLC	5,189	28,671
Helia Group Ltd.	81,454	212,535
Macquarie Group Ltd.	13	1,784
REA Group Ltd.	8	1,071
Rio Tinto Ltd.	11,769	904,166
Rio Tinto PLC	496	32,047
		1,365,939
Austria—0.0%†
ANDRITZ AG	699	44,747
Mondi PLC	1,240	24,238
OMV AG	604	25,297
Raiffeisen Bank International AG	883	17,211
Verbund AG	514	41,164
		152,657
Belgium—0.0%†
Groupe Bruxelles Lambert NV	13	971
KBC Group NV	16	1,240
		2,211
Bermuda—0.0%†
Teekay Corp.*	1,101	9,546
Brazil—0.0%†
MercadoLibre, Inc.*,7	12	20,027
Yara International ASA	44	1,254
		21,281
Canada—7.5%
ADENTRA, Inc.[7]	9,730	307,760
Advantage Energy Ltd.*,7	37,420	261,004
Ag Growth International, Inc.[7]	2,900	119,663
Alamos Gold, Inc., Class A7	16,840	286,785
AtkinsRealis Group, Inc.[7]	41,240	1,776,667
B2Gold Corp.[7]	48,970	146,841
Barrick Gold Corp.	13,600	251,974
Black Diamond Group Ltd.	87,180	580,926
Boardwalk Real Estate Investment Trust[7]	9,990	564,386
Boralex, Inc., Class A	476	11,812
Brookfield Business Partners LP7	82,038	1,671,934
Brookfield Infrastructure Partners LP7	51,569	1,628,549
Canadian Apartment Properties REIT[7]	5,860	203,730
Canadian Imperial Bank of Commerce	2,900	149,973
Canadian Pacific Kansas City Ltd.[7]	8,550	716,661
Canadian Pacific Kansas City Ltd.	493	41,343
CCL Industries, Inc., Class B7	3,290	178,982
Cenovus Energy, Inc.[7]	28,460	573,467
Chartwell Retirement Residences[7]	274,438	2,723,211
Colliers International Group, Inc.[7]	4,090	550,800
Copperleaf Technologies, Inc.*,7	17,860	154,196
	Number of shares	Value
Common stocks—(continued)
Canada—(concluded)
Coveo Solutions, Inc.*	65,630	$310,883
Denison Mines Corp.*	5,994	11,809
Descartes Systems Group, Inc.*,7	2,570	261,240
DREAM Unlimited Corp., Class A7	18,410	285,487
Dundee Precious Metals, Inc.[7]	38,180	322,718
Empire Co. Ltd., Class A7	27,230	719,875
Enerflex Ltd.[7]	74,060	414,648
European Residential Real Estate Investment Trust	71,070	140,014
Fairfax Financial Holdings Ltd.[7]	707	833,780
Franco-Nevada Corp.	184	23,729
George Weston Ltd.[7]	1,270	196,684
Gildan Activewear, Inc.	32	1,303
Great-West Lifeco, Inc.	5,800	174,212
Hammond Power Solutions, Inc.[7]	3,360	290,430
Headwater Exploration, Inc.[7]	37,090	196,377
Heroux-Devtek, Inc.*,7	15,210	343,606
Hydro One Ltd.[1]	88	2,758
InterRent Real Estate Investment Trust[7]	128,860	1,189,994
Kinross Gold Corp.	17,900	162,710
Manulife Financial Corp.[7]	16,270	433,270
National Bank of Canada[7]	1,230	102,879
National Bank of Canada*	6,550	532,435
Pan American Silver Corp.	62	1,425
Parkit Enterprise, Inc.*	271,038	100,119
Parkland Corp.	371	10,407
Pason Systems, Inc.[7]	35,520	420,894
Power Corp. of Canada	17,500	506,501
RB Global, Inc.[7]	18,830	1,499,433
Rogers Communications, Inc., Class B7	33,200	1,283,180
Royal Bank of Canada	186	20,784
Secure Energy Services, Inc.[7]	7,300	64,453
Shopify, Inc., Class A*	108	6,615
Suncor Energy, Inc.[7]	16,400	654,688
TC Energy Corp.[7]	11,960	507,224
Teck Resources Ltd., Class B7	3,240	158,792
TECSYS, Inc.	10,370	300,588
Teekay Tankers Ltd., Class A	488	31,935
TELUS Corp.	61	985
TerraVest Industries, Inc.[7]	2,765	163,979
TFI International, Inc.[7]	1,200	186,900
Toronto-Dominion Bank	108	6,378
West Fraser Timber Co. Ltd.	279	24,741
Westaim Corp.*	16,920	49,633
		25,851,159
Cayman Islands—0.0%†
Patria Investments Ltd., Class A	735	9,562
China—0.1%
Li Auto, Inc., ADR*	3,922	77,420
NXP Semiconductors NV	99	26,053
Wilmar International Ltd.	31,800	75,652
		179,125

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—(continued)
Denmark—0.5%
Carlsberg AS, Class B	32	$3,868
Danske Bank AS	39,769	1,216,936
DSV AS	138	25,297
ISS AS	273	4,992
Jyske Bank AS	54	4,409
Netcompany Group AS*,1	310	13,190
Novo Nordisk AS, Class B	2,353	311,213
Rockwool AS, Class B	57	25,196
		1,605,101
Faeroe Islands—0.0%†
Bakkafrost P	201	10,501
Finland—0.1%
Cargotec OYJ, Class B	807	41,153
Fortum OYJ	2,870	44,075
Kemira OYJ	1,041	23,546
Konecranes OYJ	614	42,894
Neste OYJ	67	1,353
Nokia OYJ	9,435	36,974
Nordea Bank Abp	106	1,243
Orion OYJ, Class B	305	14,019
Wartsila OYJ Abp	919	18,952
		224,209
France—0.5%
Amundi SA1	528	38,600
Arkema SA	9	814
Carrefour SA	60,242	899,717
Cie de Saint-Gobain SA	294	25,276
Cie Generale des Etablissements Michelin SCA	1,123	44,482
Coface SA	79	1,198
Dassault Aviation SA	5	1,007
Dassault Systemes SE	40	1,517
Eiffage SA	49	4,884
Elis SA	285	6,595
Engie SA	29,712	467,546
Hermes International SCA	10	21,894
Ipsen SA	108	12,156
IPSOS SA	159	9,834
LVMH Moet Hennessy Louis Vuitton SE	25	17,668
Nexans SA	206	26,664
Orange SA	8,002	88,767
Renault SA	483	23,439
Rexel SA	469	11,938
Rubis SCA	1,196	37,485
SCOR SE	211	4,524
SEB SA	123	12,320
SPIE SA	340	13,158
Technip Energies NV	856	21,863
TotalEnergies SE	259	17,513
Vallourec SACA*	1,055	17,104
Veolia Environnement SA	338	10,623
Vinci SA	43	4,914
		1,843,500
	Number of shares	Value
Common stocks—(continued)
Germany—0.5%
adidas AG	6	$1,502
Bayer AG, Registered Shares	34	1,012
Bayerische Motoren Werke AG	3,494	324,518
Daimler Truck Holding AG	8,469	327,578
Deutsche Bank AG, Registered Shares	11,835	184,902
Deutsche Boerse AG	39	7,994
Deutsche Telekom AG, Registered Shares	1,296	33,901
E.ON SE	96	1,347
Freenet AG	1,543	42,716
Fresenius SE & Co. KGaA*	556	19,971
GEA Group AG	569	25,149
Hannover Rueck SE	50	12,430
Heidelberg Materials AG	6,893	719,736
HOCHTIEF AG	53	6,309
Mercedes-Benz Group AG	178	11,782
Rheinmetall AG	71	38,712
RWE AG	99	3,695
SAP SE	92	19,418
TAG Immobilien AG*	865	13,059
Talanx AG	390	29,651
Zalando SE*,1	336	8,622
		1,834,004
Hong Kong—0.3%
Swire Pacific Ltd., Class A	117,500	1,012,899
Ireland—0.1%
Accenture PLC, Class A	60	19,837
AerCap Holdings NV	4,110	386,134
AIB Group PLC	1,561	8,954
Ardmore Shipping Corp.	1,195	25,908
Bank of Ireland Group PLC	113	1,281
Glanbia PLC	916	18,330
Kingspan Group PLC	283	26,462
		486,906
Israel—0.0%†
Check Point Software Technologies Ltd.*,7	181	33,204
Sapiens International Corp. NV	253	9,842
		43,046
Italy—0.2%
A2A SpA	11,920	25,246
Azimut Holding SpA	685	17,169
Banca Monte dei Paschi di Siena SpA	66,155	360,845
BPER Banca SpA	2,916	17,048
Brunello Cucinelli SpA	128	11,962
Buzzi SpA	1,055	41,401
Enel SpA	5,253	37,487
Eni SpA	1,309	20,964
Hera SpA	6,995	25,588
Intesa Sanpaolo SpA	918	3,726
Iveco Group NV	1,067	10,970
Unipol Gruppo SpA	1,160	12,504
		584,910

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—(continued)
Japan—1.7%
Chubu Electric Power Co., Inc.	12,200	$154,205
Daikin Industries Ltd.	200	29,245
Daiseki Co. Ltd.	500	12,049
Disco Corp.	300	99,049
ENEOS Holdings, Inc.	11,500	60,814
Hitachi Construction Machinery Co. Ltd.	10,400	263,254
Hitachi Ltd.	21,172	464,694
Hoya Corp.	200	25,286
ITOCHU Corp.	100	5,195
Itochu Enex Co. Ltd.	900	10,328
Japan Post Bank Co. Ltd.	43,000	452,231
JFE Holdings, Inc.	36,000	531,091
Kawasaki Kisen Kaisha Ltd.	4,400	68,729
Mitsubishi Electric Corp.	9,460	164,250
Mitsubishi UFJ Financial Group, Inc.	1,800	21,027
Mitsui & Co. Ltd.	300	7,069
Mitsui OSK Lines Ltd.	1,000	32,122
Modec, Inc.	26,700	507,247
MS&AD Insurance Group Holdings, Inc.	200	4,782
Namura Shipbuilding Co. Ltd.	9,600	128,231
Nintendo Co. Ltd.	100	5,599
NIPPON EXPRESS HOLDINGS, Inc.	2,000	99,596
Nippon Yusen KK	25,700	840,455
Niterra Co. Ltd.	300	9,052
Osaka Gas Co. Ltd.	35,000	796,002
Panasonic Holdings Corp.	100	832
Recruit Holdings Co. Ltd.	400	23,118
SCREEN Holdings Co. Ltd.	1,800	154,941
Sony Group Corp.	200	18,064
Tokio Marine Holdings, Inc.	200	8,040
Tokyo Electric Power Co. Holdings, Inc.*	163,300	815,165
Toyota Tsusho Corp.	600	12,148
Unicharm Corp.	900	30,147
		5,854,057
Jordan—0.0%†
Hikma Pharmaceuticals PLC	557	13,634
Luxembourg—0.0%†
ArcelorMittal SA	54	1,224
Monaco—0.0%†
Scorpio Tankers, Inc.	354	27,145
Netherlands—0.2%
ABN AMRO Bank NV1	1,033	18,016
Adyen NV*,1	1	1,224
ASR Nederland NV	609	30,562
BE Semiconductor Industries NV	72	9,284
EXOR NV	4,869	498,492
Fugro NV	1,410	37,569
Koninklijke Ahold Delhaize NV	958	30,876
Koninklijke KPN NV	3,155	12,415
Koninklijke Philips NV*	168	4,742
Wolters Kluwer NV	38	6,379
		649,559
	Number of shares	Value
Common stocks—(continued)
Norway—0.1%
Aker Solutions ASA	2,531	$12,097
Frontline PLC	715	17,596
Mowi ASA	1,372	23,163
Norsk Hydro ASA	197	1,091
Salmar ASA	36	2,072
Schibsted ASA, Class A	36	1,035
Telenor ASA	1,091	12,999
TOMRA Systems ASA	87	1,434
Var Energi ASA	7,598	24,248
Wallenius Wilhelmsen ASA	6,526	60,651
		156,386
Portugal—0.0%†
Banco Comercial Portugues SA, Class R	41,675	17,581
Galp Energia SGPS SA	1,188	25,014
		42,595
South Africa—0.0%†
Anglo American PLC	422	12,749
Spain—0.1%
ACS Actividades de Construccion y Servicios SA	240	10,717
Aena SME SA1	362	68,600
Amadeus IT Group SA	425	27,938
Banco Santander SA	9,233	44,516
CaixaBank SA	253	1,475
Cellnex Telecom SA*,1	897	31,239
EDP Renovaveis SA	131	2,033
Iberdrola SA	2,249	29,646
		216,164
Sweden—0.6%
Assa Abloy AB, Class B	216	6,573
Atlas Copco AB, Class A	450	8,009
Atlas Copco AB, Class B	86	1,345
Avanza Bank Holding AB	727	16,272
Axfood AB	340	8,432
Billerud Aktiebolag	1,223	12,311
Boliden AB	413	12,595
Castellum AB*	1,113	13,927
EQT AB	423	13,702
Essity AB, Class B	659	18,541
H & M Hennes & Mauritz AB, Class B	1,138	17,666
Mycronic AB	114	3,992
Nibe Industrier AB, Class B	147	645
Nordnet AB publ	1,156	23,597
Saab AB, Class B	1,571	36,249
Securitas AB, Class B	37,609	404,213
SKF AB, Class B	434	8,063
SSAB AB, Class B	9,737	49,280
SSAB AB, Class A	8,237	42,457
Telefonaktiebolaget LM Ericsson, Class B	4,643	31,762
Volvo AB, Class B	42,664	1,088,790
Volvo AB, Class A	10,749	279,234
		2,097,655

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—(continued)
Switzerland—0.3%
ABB Ltd., Registered Shares	165	$9,170
Adecco Group AG, Registered Shares	28,979	989,132
Bucher Industries AG, Registered Shares	23	9,328
DKSH Holding AG	124	9,720
Kuehne & Nagel International AG, Registered Shares	3	931
Logitech International SA, Registered Shares	198	17,861
Novartis AG, Registered Shares	168	18,868
Schindler Holding AG	75	20,080
Swiss Life Holding AG	2	1,535
		1,076,625
Taiwan—0.0%†
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	168	27,854
Thailand—0.0%†
Fabrinet*	39	8,602
United Kingdom—1.2%
Ashtead Group PLC	15	1,080
AstraZeneca PLC	226	35,933
Auto Trader Group PLC[1]	114	1,195
BAE Systems PLC	1,074	17,907
Balfour Beatty PLC	4,606	24,940
Beazley PLC	1,410	12,389
Berkeley Group Holdings PLC	191	12,473
Big Yellow Group PLC	150	2,333
BT Group PLC	13,758	24,912
Centrica PLC	535,390	912,303
CK Hutchison Holdings Ltd.	94,500	495,914
Compass Group PLC	60	1,848
Computacenter PLC	887	30,696
DCC PLC	87	5,995
Direct Line Insurance Group PLC	9,592	23,244
Drax Group PLC	5,842	48,704
Future PLC	1,045	15,046
Grafton Group PLC	320	4,443
Hargreaves Lansdown PLC	1,248	17,728
Hays PLC	4,123	4,988
HSBC Holdings PLC	2,454	22,209
IG Group Holdings PLC	3,418	41,194
Inchcape PLC	2,352	25,489
Intermediate Capital Group PLC	49	1,383
Intertek Group PLC	19	1,234
ITV PLC	16,786	17,328
J Sainsbury PLC	34,536	122,271
JD Sports Fashion PLC	11,270	19,066
Johnson Matthey PLC	620	13,064
Kingfisher PLC	12,246	43,498
London Stock Exchange Group PLC	85	10,348
M&G PLC	6,600	18,013
Man Group PLC	7,128	22,395
Marks & Spencer Group PLC	10,503	44,328
National Grid PLC	1,249	15,832
Pets at Home Group PLC	256	1,010
Phoenix Group Holdings PLC	1,771	12,454
QinetiQ Group PLC	1,343	8,342
Reckitt Benckiser Group PLC	82	4,404
	Number of shares	Value
Common stocks—(continued)
United Kingdom—(concluded)
RELX PLC	107	$5,052
Rightmove PLC	841	6,230
Safestore Holdings PLC	127	1,317
Segro PLC	1,457	17,153
Serco Group PLC	17,824	43,880
Smiths Group PLC	221	5,074
Softcat PLC	60	1,254
SSE PLC	1,043	25,214
Standard Chartered PLC	92,174	909,088
Tesco PLC	15,328	65,342
UNITE Group PLC	79	968
Vodafone Group PLC	878,514	818,119
		4,036,624
United States—28.4%
3M Co.	5,971	761,601
A.O. Smith Corp.	110	9,354
A10 Networks, Inc.	681	8,914
AAON, Inc.	107	9,473
AbbVie, Inc.[7]	1,160	214,971
Abercrombie & Fitch Co., Class A*	56	8,259
ABIOMED, Inc.*,2	42	74
Acuity Brands, Inc.	37	9,300
Adobe, Inc.*,7	264	145,636
AECOM	129	11,689
Aehr Test Systems*	476	8,982
AeroVironment, Inc.*	8	1,428
AES Corp.[7]	22,830	406,146
Agilent Technologies, Inc.	71	10,039
Agilysys, Inc.*	87	9,752
Airbnb, Inc., Class A*	138	19,259
Akamai Technologies, Inc.*,7	5,505	541,031
Align Technology, Inc.*	40	9,275
Alkermes PLC*,7	4,099	111,985
Alliant Energy Corp.	866	48,202
Allstate Corp.[7]	555	94,972
Alphabet, Inc., Class C7	5,988	1,036,822
Alphabet, Inc., Class A7	6,400	1,097,856
Amazon.com, Inc.*,7	4,696	878,058
AMC Networks, Inc., Class A*,7	30,790	342,693
Amdocs Ltd.	12	1,050
Ameren Corp.	281	22,275
American Electric Power Co., Inc.	781	76,632
American Homes 4 Rent, Class A	1,259	45,437
American Tower Corp.[7]	696	153,398
American Water Works Co., Inc.	917	130,544
AMETEK, Inc.	345	59,851
Amgen, Inc.	70	23,273
Amphenol Corp., Class A7	960	61,690
ANSYS, Inc.*	58	18,191
Antero Resources Corp.*	1,035	30,036
Aon PLC, Class A	12	3,942
Apogee Enterprises, Inc.	146	10,021
Apollo Global Management, Inc.[7]	4,062	509,009
Appfolio, Inc., Class A*	38	8,416
Apple, Inc.[7]	6,239	1,385,557

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Applied Industrial Technologies, Inc.	46	$10,037
Applied Materials, Inc.	155	32,891
AppLovin Corp., Class A*,7	4,711	363,218
AptarGroup, Inc.	188	27,632
Aptiv PLC*	2,280	158,209
Arch Capital Group Ltd.*	128	12,260
Arcosa, Inc.	159	14,773
Argan, Inc.	125	9,866
Arista Networks, Inc.*,7	228	79,013
Array Technologies, Inc.*	16,398	172,507
Arthur J Gallagher & Co.	112	31,751
Artisan Partners Asset Management, Inc., Class A	226	9,980
AssetMark Financial Holdings, Inc.*	272	9,384
AT&T, Inc.[7]	14,713	283,225
Atkore, Inc.	68	9,180
Autodesk, Inc.*	23	5,693
Automatic Data Processing, Inc.	24	6,303
AvalonBay Communities, Inc.	143	29,304
Axcelis Technologies, Inc.*	68	8,592
Badger Meter, Inc.	48	9,896
Baker Hughes Co.	1,074	41,585
Bank of America Corp.	631	25,436
Bank of New York Mellon Corp.[7]	19,794	1,287,996
Beacon Roofing Supply, Inc.*,7	6,740	692,872
Beazer Homes USA, Inc.*,7	1,804	60,741
Bel Fuse, Inc., Class B	135	10,026
BellRing Brands, Inc.*	1,323	67,843
Berkshire Hathaway, Inc., Class B*,7	509	223,196
BlackRock, Inc.	31	27,171
Bloom Energy Corp., Class A*	7,066	95,674
Blue Bird Corp.*	184	9,590
Boise Cascade Co.	74	10,515
Booz Allen Hamilton Holding Corp.	8	1,146
Boston Scientific Corp.*	314	23,198
Box, Inc., Class A*	349	9,814
BP PLC	827	4,878
Bristol-Myers Squibb Co.	274	13,031
Broadcom, Inc.[7]	3,561	572,181
Broadridge Financial Solutions, Inc.[7]	110	23,540
Brookfield Renewable Corp., Class A	2,600	73,086
Buckle, Inc.	242	10,452
Build-A-Bear Workshop, Inc.	362	9,817
Builders FirstSource, Inc.*,7	2,519	421,605
Bunge Global SA7	118	12,417
Cactus, Inc., Class A	165	10,415
Cadence Design Systems, Inc.*	140	37,472
Calix, Inc.*	21,012	864,224
Cal-Maine Foods, Inc.	145	10,378
Camden Property Trust	214	23,700
Cardinal Health, Inc.	1,707	172,117
Carlisle Cos., Inc.[7]	515	215,569
Carvana Co.*,7	4,130	550,240
Catalyst Pharmaceuticals, Inc.*	564	9,723
Cavco Industries, Inc.*	25	10,365
CDW Corp.[7]	1,048	228,579
Celsius Holdings, Inc.*	479	22,432
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Cencora, Inc.	841	$200,057
Centene Corp.*,7	17,871	1,374,637
Central Garden & Pet Co.*,7	4,945	197,009
CH Robinson Worldwide, Inc.	181	16,118
ChampionX Corp.	189	6,475
Chegg, Inc.*,7	67,136	228,934
Chemed Corp.	18	10,263
Chipotle Mexican Grill, Inc.*	602	32,701
Chord Energy Corp.	55	9,441
Chubb Ltd.	138	38,041
Church & Dwight Co., Inc.	387	37,930
Cigna Group	186	64,853
Cincinnati Financial Corp.	52	6,792
Cirrus Logic, Inc.*	70	9,134
CME Group, Inc.	54	10,460
CMS Energy Corp.	16,908	1,095,638
CNH Industrial NV7	7,570	80,620
CNX Resources Corp.*	514	13,606
Cognizant Technology Solutions Corp., Class A	131	9,914
Cohen & Steers, Inc.	123	10,556
Colgate-Palmolive Co.	45	4,464
Collegium Pharmaceutical, Inc.*,7	2,704	104,293
Columbia Sportswear Co.	121	9,886
Comcast Corp., Class A7	23,641	975,664
Comfort Systems USA, Inc.	89	29,585
CommVault Systems, Inc.*	76	11,617
Consolidated Edison, Inc.	11,430	1,114,654
Consolidated Water Co. Ltd.	345	10,026
Constellation Energy Corp.[7]	7,399	1,404,330
Construction Partners, Inc., Class A*	224	14,482
Corcept Therapeutics, Inc.*	277	10,712
Corebridge Financial, Inc.[7]	24,866	734,790
Corpay, Inc.*	35	10,214
CorVel Corp.*	35	10,738
Costco Wholesale Corp.[7]	439	360,858
Crane Co.	200	32,084
CRH PLC[7]	35,890	3,075,773
Cricut, Inc., Class A	1,601	9,942
Crocs, Inc.*	68	9,137
Cross Country Healthcare, Inc.*	639	11,655
Crown Holdings, Inc.	18,317	1,624,718
CSL Ltd.	178	36,052
CVR Energy, Inc.	246	7,036
CVS Health Corp.[7]	16,559	999,004
Deckers Outdoor Corp.*	10	9,226
DHT Holdings, Inc.	1,648	19,364
Diamond Hill Investment Group, Inc.	20	3,184
Digital Realty Trust, Inc.[7]	739	110,473
Dillard's, Inc., Class A	22	8,769
DNOW, Inc.*	664	10,199
Dolby Laboratories, Inc., Class A	117	9,215
Domino's Pizza, Inc.[7]	1,254	537,590
Donaldson Co., Inc.	129	9,652
Dorian LPG Ltd.[7]	4,403	179,907
Dow, Inc.	60	3,268
Doximity, Inc., Class A*	334	9,352

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
DR Horton, Inc.[7]	4,099	$737,533
Dream Finders Homes, Inc., Class A*,7	12,752	402,326
Dropbox, Inc., Class A*	406	9,712
Duke Energy Corp.	580	63,377
Eagle Materials, Inc.	40	10,892
Eastman Chemical Co.	3,323	343,366
Eaton Corp. PLC	209	63,701
Edison International[7]	8,572	685,846
Edwards Lifesciences Corp.*	265	16,708
Electronic Arts, Inc.	65	9,811
Elevance Health, Inc.	154	81,933
Eli Lilly & Co.	122	98,121
EMCOR Group, Inc.	25	9,386
Emerson Electric Co.	434	50,826
Energy Fuels, Inc.*	1,357	7,775
Energy Recovery, Inc.*	675	9,841
Enovix Corp.*	31,776	457,892
Entergy Corp.[7]	3,882	450,196
EPAM Systems, Inc.*	48	10,326
ePlus, Inc.*	116	10,663
Equifax, Inc.	4	1,117
Equinix, Inc.	46	36,351
Equity LifeStyle Properties, Inc.	482	33,104
Equity Residential	412	28,688
Essent Group Ltd.	159	9,992
Essex Property Trust, Inc.	112	31,176
Estee Lauder Cos., Inc., Class A	13	1,295
Evergy, Inc.	680	39,440
Eversource Energy	414	26,873
ExlService Holdings, Inc.*	284	10,014
Expeditors International of Washington, Inc.[7]	5,477	683,639
Experian PLC	32	1,511
Exponent, Inc.	94	9,972
Expro Group Holdings NV*	640	14,861
F5, Inc.*	53	10,793
FactSet Research Systems, Inc.	2	826
Fair Isaac Corp.*	7	11,200
Fastenal Co.	140	9,905
Federal Signal Corp.	104	10,397
FedEx Corp.[7]	1,302	393,529
FirstEnergy Corp.	2,492	104,440
Fiserv, Inc.*	205	33,532
Fluence Energy, Inc.*	7,610	124,652
Fluor Corp.*	377	18,134
Franklin Covey Co.*	233	10,184
Franklin Electric Co., Inc.	94	10,022
FTI Consulting, Inc.*	14	3,052
FutureFuel Corp.	1,794	10,028
Garmin Ltd.	55	9,419
GE Vernova, Inc.*,7	5,561	991,193
General Electric Co.[7]	4,560	776,112
Gentex Corp.	283	8,790
GFL Environmental, Inc.[7]	6,430	249,613
Gibraltar Industries, Inc.*	128	9,507
Global Industrial Co.	284	9,906
Graco, Inc.	116	9,866
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
GRAIL, Inc.*	1	$15
Grand Canyon Education, Inc.*	63	9,825
Granite Construction, Inc.	213	14,582
GSK PLC	921	17,902
H&R Block, Inc.	54	3,129
Harmony Biosciences Holdings, Inc.*	288	9,752
Hartford Financial Services Group, Inc.	317	35,162
Hawkins, Inc.	95	9,870
Healthcare Realty Trust, Inc.	88,961	1,573,720
Hecla Mining Co.	207	1,196
Herc Holdings, Inc.	2,433	379,159
Hims & Hers Health, Inc.*	1,708	36,278
Holcim AG	737	69,053
Home Depot, Inc.	134	49,333
Host Hotels & Resorts, Inc.[7]	15,988	279,950
Hubbell, Inc.	131	51,830
HubSpot, Inc.*	6	2,982
Hudson Technologies, Inc.*	1,079	9,236
Humana, Inc.	48	17,357
Huntington Ingalls Industries, Inc.[7]	4,673	1,308,347
IDEXX Laboratories, Inc.*	20	9,522
IDT Corp., Class B	256	9,787
IES Holdings, Inc.*	66	10,162
Illumina, Inc.*	7	858
Immersion Corp.	848	10,829
Incyte Corp.*,7	13,420	873,239
Ingersoll Rand, Inc.	337	33,835
Inmode Ltd.*	524	9,495
Innospec, Inc.	75	9,835
Insulet Corp.*	62	12,050
Interactive Brokers Group, Inc., Class A	196	23,377
International Business Machines Corp.[7]	1,425	273,799
International Money Express, Inc.*	456	10,128
International Seaways, Inc.	356	19,936
Intuit, Inc.	33	21,363
Invitation Homes, Inc.	1,580	55,727
IPG Photonics Corp.*	108	8,683
Jabil, Inc.[7]	6,182	696,526
Jack Henry & Associates, Inc.	56	9,603
Jackson Financial, Inc., Class A7	2,900	255,374
Jacobs Solutions, Inc.	103	15,074
JAKKS Pacific, Inc.*	178	3,745
John B Sanfilippo & Son, Inc.	96	10,068
Johnson & Johnson	242	38,200
JPMorgan Chase & Co.	452	96,186
KB Home	748	64,388
KBR, Inc.	230	15,316
Kforce, Inc.	147	10,212
Kimco Realty Corp.	73,434	1,595,721
Kinsale Capital Group, Inc.	23	10,513
KLA Corp.	29	23,869
Knight-Swift Transportation Holdings, Inc.[7]	1,790	97,430
Kontoor Brands, Inc.	140	9,821
Kraft Heinz Co.[7]	32,061	1,128,868
Kroger Co.[7]	1,005	54,772
Lam Research Corp.	34	31,322

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Lancaster Colony Corp.	51	$9,846
Landstar System, Inc.	50	9,512
Lantheus Holdings, Inc.*	93	9,749
Las Vegas Sands Corp.	65,882	2,613,539
Lattice Semiconductor Corp.*	163	8,639
Leidos Holdings, Inc.[7]	503	72,633
LeMaitre Vascular, Inc.	110	9,558
Lennar Corp., Class A7	1,582	279,903
Lennar Corp., Class B	63	10,392
Lennox International, Inc.	5	2,918
LGI Homes, Inc.*	171	19,677
Ligand Pharmaceuticals, Inc.*	98	10,681
Limbach Holdings, Inc.*	157	10,004
Lincoln Electric Holdings, Inc.	48	9,860
Lockheed Martin Corp.[7]	475	257,412
Louisiana-Pacific Corp.	68	6,675
Lowe's Cos., Inc.	109	26,761
Lululemon Athletica, Inc.*	60	15,520
Magnolia Oil & Gas Corp., Class A	357	9,725
Manhattan Associates, Inc.*	38	9,704
MarketAxess Holdings, Inc.	44	9,835
Marsh & McLennan Cos., Inc.	42	9,348
Masco Corp.[7]	11,141	867,327
MasTec, Inc.*,7	9,019	992,361
Masterbrand, Inc.*,7	9,790	176,709
Mastercard, Inc., Class A	109	50,544
McDonald's Corp.	4,172	1,107,249
McKesson Corp.	420	259,148
Medifast, Inc.	468	10,263
Medpace Holdings, Inc.*	23	8,798
Merchants Bancorp[7]	1,061	47,745
Merck & Co., Inc.	220	24,889
Meritage Homes Corp.	101	20,490
Meta Platforms, Inc., Class A7	2,175	1,032,755
Metallus, Inc.*	444	9,954
Mettler-Toledo International, Inc.*	15	22,815
MGIC Investment Corp.	408	10,135
Microchip Technology, Inc.	79	7,014
Micron Technology, Inc.[7]	5,462	599,837
Microsoft Corp.[7]	3,550	1,485,142
Mid-America Apartment Communities, Inc.	140	19,568
MiMedx Group, Inc.*	1,317	9,812
Molina Healthcare, Inc.*,7	1,178	402,016
Molson Coors Beverage Co., Class B7	22,970	1,213,964
Monolithic Power Systems, Inc.	12	10,357
Monster Beverage Corp.*	66	3,396
Morgan Stanley	901	92,992
MSA Safety, Inc.	49	9,244
MSC Industrial Direct Co., Inc., Class A	115	10,229
MSCI, Inc.	15	8,111
Mueller Industries, Inc.	152	10,783
Murphy USA, Inc.	56	28,276
Napco Security Technologies, Inc.	172	9,599
National CineMedia, Inc.*	533	3,219
National Research Corp.	139	3,543
National Storage Affiliates Trust[7]	507	21,583
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Nestle SA, Registered Shares	567	$57,582
Netflix, Inc.*	49	30,789
Neurocrine Biosciences, Inc.*	65	9,202
New Fortress Energy, Inc.	3,987	78,703
New York Times Co., Class A	177	9,485
Newmont Corp.	318	15,604
NextEra Energy, Inc.	7,914	604,550
NEXTracker, Inc., Class A*	1,933	94,988
NIKE, Inc., Class B	72	5,390
NMI Holdings, Inc., Class A*	257	10,113
Nordstrom, Inc.	29,624	676,316
Novanta, Inc.*	6	1,087
NRG Energy, Inc.[7]	5,600	420,952
Nucor Corp.	39	6,355
nVent Electric PLC	581	42,198
NVIDIA Corp.[7]	15,532	1,817,555
NVR, Inc.*	8	68,860
Okta, Inc.*	12	1,127
Old Dominion Freight Line, Inc.	49	10,299
Omnicom Group, Inc.	12	1,176
ON Semiconductor Corp.*	7,454	583,275
Onto Innovation, Inc.*	45	8,609
Oracle Corp.[7]	638	88,969
OraSure Technologies, Inc.*,7	13,840	62,003
Ovintiv, Inc.	546	25,356
PACCAR, Inc.[7]	11,617	1,146,133
Pactiv Evergreen, Inc.[7]	4,212	55,346
Palantir Technologies, Inc., Class A*	346	9,304
Palo Alto Networks, Inc.*	28	9,092
Park Hotels & Resorts, Inc.	34,534	520,082
Parker-Hannifin Corp.[7]	830	465,763
Paychex, Inc.	89	11,394
Paycom Software, Inc.	61	10,174
PayPal Holdings, Inc.*	94	6,183
PC Connection, Inc.	143	10,235
Pegasystems, Inc.	47	3,277
Penn Entertainment, Inc.*	88,468	1,766,706
Perdoceo Education Corp.	418	10,362
PG&E Corp.	28,673	523,282
Photronics, Inc.*,7	10,770	273,666
Pinnacle West Capital Corp.	950	81,310
PJT Partners, Inc., Class A	80	10,635
PNM Resources, Inc.	222	9,231
Pool Corp.	20	7,481
Powell Industries, Inc.[7]	1,684	309,233
Power Integrations, Inc.	129	9,422
PPL Corp.	53,311	1,584,403
Primoris Services Corp.	151	8,527
Procter & Gamble Co.	440	70,734
Progressive Corp.	51	10,920
Progyny, Inc.*	325	9,165
Prologis, Inc.	223	28,109
PTC, Inc.*	6	1,067
Public Service Enterprise Group, Inc.	636	50,734
Public Storage	9	2,663
PulteGroup, Inc.[7]	8,563	1,130,316

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
QUALCOMM, Inc.[7]	3,310	$598,944
Qualys, Inc.*	65	9,694
Quanex Building Products Corp.	321	10,721
Quanta Services, Inc.[7]	2,354	624,705
Rambus, Inc.*	158	8,128
Realty Income Corp.	18	1,034
Reliance, Inc.	31	9,441
Republic Services, Inc.	95	18,460
ResMed, Inc.	47	10,023
REV Group, Inc.[7]	13,029	380,186
REX American Resources Corp.*	201	10,213
RH*	6,642	1,926,711
Rhythm Pharmaceuticals, Inc.*	345	16,632
RLI Corp.	45	6,777
Robert Half, Inc.	148	9,500
Roche Holding AG	44	14,327
Roche Holding AG	773	272,829
Rollins, Inc.	195	9,342
Roper Technologies, Inc.	24	13,074
Royal Gold, Inc.	8	1,105
Royalty Pharma PLC, Class A7	5,824	164,062
RPC, Inc.	1,457	10,884
S&P Global, Inc.	63	30,538
Salesforce, Inc.[7]	1,989	514,753
Sanofi SA	180	18,571
SBA Communications Corp.[7]	1,340	294,184
Schlumberger NV	536	25,883
Schneider Electric SE	214	51,612
SEI Investments Co.	141	9,565
Sempra	1,509	120,811
ServiceNow, Inc.*	47	38,276
Shake Shack, Inc., Class A*	12,644	1,107,867
Sherwin-Williams Co.	107	37,536
Shutterstock, Inc.[7]	3,397	150,215
SIGA Technologies, Inc.	1,067	10,649
Signet Jewelers Ltd.	72	6,057
Simply Good Foods Co.*	96	3,256
Simpson Manufacturing Co., Inc.	52	9,989
Simulations Plus, Inc.	69	2,818
Skyline Champion Corp.*	127	10,352
Skyworks Solutions, Inc.	83	9,430
Smurfit WestRock PLC*	210	9,317
Snap-on, Inc.	35	10,046
Solventum Corp.*,7	1,967	115,817
Southern Co.	456	38,085
Spotify Technology SA*	14	4,815
Sprinklr, Inc., Class A*	86,621	851,484
Sprouts Farmers Market, Inc.*	814	81,310
SPS Commerce, Inc.*	47	10,125
Starbucks Corp.	313	24,398
Steel Dynamics, Inc.	49	6,528
Stellantis NV	22,118	368,729
Sterling Infrastructure, Inc.*	262	30,486
Steven Madden Ltd.	218	9,884
Structure Therapeutics, Inc.*	589	22,023
Sun Communities, Inc.	226	28,641
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Sunnova Energy International, Inc.*	22,590	$159,711
Super Micro Computer, Inc.*	4	2,807
Swiss Re AG	203	25,082
Synopsys, Inc.*	32	17,866
T Rowe Price Group, Inc.	81	9,251
Tactile Systems Technology, Inc.*	776	9,910
Take-Two Interactive Software, Inc.*	155	23,332
Target Hospitality Corp.*	1,050	9,828
Taylor Morrison Home Corp.*	650	43,602
Teledyne Technologies, Inc.*	6	2,531
Telephone & Data Systems, Inc.[7]	7,005	148,506
Teradyne, Inc.	66	8,657
Tesla, Inc.*	199	46,182
Tetra Tech, Inc.	81	17,272
Texas Pacific Land Corp.	12	10,139
TJX Cos., Inc.	320	36,166
TKO Group Holdings, Inc.	17,602	1,924,779
T-Mobile U.S., Inc.	31	5,651
Toll Brothers, Inc.	316	45,096
Tradeweb Markets, Inc., Class A	88	9,828
Trane Technologies PLC[7]	1,073	358,682
Transocean Ltd.*	55,397	320,749
Travelers Cos., Inc.	143	30,951
Trex Co., Inc.*	119	9,952
Tri Pointe Homes, Inc.*	848	38,372
Tyler Technologies, Inc.*	3	1,704
Tyson Foods, Inc., Class A7	13,967	850,590
U.S. Lime & Minerals, Inc.	132	11,227
Uber Technologies, Inc.*,7	10,786	695,373
UDR, Inc.	514	20,596
UFP Industries, Inc.	79	10,422
UFP Technologies, Inc.*	31	9,969
Ulta Beauty, Inc.*	24	8,757
Union Pacific Corp.[7]	420	103,627
United Parcel Service, Inc., Class B	16,316	2,127,117
United Rentals, Inc.[7]	1,156	875,208
United Therapeutics Corp.*,7	2,317	725,893
UnitedHealth Group, Inc.	171	98,523
Universal Display Corp.	43	9,573
USANA Health Sciences, Inc.*	211	9,411
VAALCO Energy, Inc.	899	6,437
Veeva Systems, Inc., Class A*	51	9,788
VeriSign, Inc.*	52	9,725
Verisk Analytics, Inc.	5	1,309
Verizon Communications, Inc.[7]	37,159	1,505,683
Vertiv Holdings Co., Class A	3,048	239,878
Vestis Corp.	40,376	523,677
VF Corp.	127,343	2,159,737
Viatris, Inc.[7]	58,663	707,476
VICI Properties, Inc.[7]	4,650	145,359
Viking Therapeutics, Inc.*	401	22,857
VirTra, Inc.*	1,136	9,963
Visa, Inc., Class A	202	53,665
Visteon Corp.*	86	9,936
Vistra Corp.[7]	4,911	389,049
Vita Coco Co., Inc.*	357	9,225

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Common stocks—(concluded)
United States—(concluded)
Vital Farms, Inc.*	1,940	$70,791
Voya Financial, Inc.	250	18,182
Walmart, Inc.	4,079	279,983
Warrior Met Coal, Inc.	131	9,053
Waste Connections, Inc.	171	30,413
Waste Management, Inc.	106	21,482
Watsco, Inc.	19	9,300
Watts Water Technologies, Inc., Class A	49	10,168
WD-40 Co.	39	10,203
WEC Energy Group, Inc.	455	39,157
Wells Fargo & Co.[7]	5,329	316,223
West Pharmaceutical Services, Inc.	31	9,491
WEX, Inc.*	76	13,942
Williams-Sonoma, Inc.[7]	1,040	160,867
Winmark Corp.	25	9,891
Workday, Inc., Class A*	53	12,037
WW Grainger, Inc.	10	9,768
XPEL, Inc.*,3	257	10,504
XPO, Inc.*	4,860	558,365
Yelp, Inc.*	258	9,399
YETI Holdings, Inc.*	243	10,048
Zoom Video Communications, Inc., Class A*,7	10,352	625,261
		97,187,874
Total common stocks (cost—$137,957,335)		146,645,303
Preferred stocks—0.0%†
Germany—0.0%†
FUCHS SE (cost—$18,548)	408	17,759
Exchange traded funds—1.3%
iShares GSCI Commodity Dynamic Roll Strategy ETF	90,555	2,409,669
SPDR Gold Shares	8,673	1,964,868
Total exchange traded funds (cost—$4,290,499)		4,374,537
Investment companies—9.7%
AQR Style Premia Alternative Fund, Class R6	593,919	4,864,194
Carillon Reams Unconstrained Bond Fund, Class I	1,278,154	15,874,674
Virtus AlphaSimplex Managed Futures Strategy Fund, Class I	1,315,999	12,488,832
Total investment companies (cost—$33,599,334)		33,227,700
	Number of warrants
Warrant: 0.0%†
Canada—0.0%
Constellation Software, Inc. expires 03/31/40*,2,6 (cost—$0)	100	0
		Face amount[4]		Value
Corporate bonds—5.5%
Canada—0.2%
Chorus Aviation, Inc. 6.000%, due 06/30/26[1,7]		CAD	671,149	$485,868
United States—5.3%
Amyris, Inc.[5] 0.000%, due 11/15/26			$525,000	15,750
Livent Corp. 4.125%, due 07/15/25			500,000	568,040
Palo Alto Networks, Inc. 0.375%, due 06/01/25[7]			4,000,000	13,009,960
Tandem Diabetes Care, Inc. 1.500%, due 05/01/25			1,000,000	961,013
Transocean, Inc. 4.625%, due 09/30/29			2,000,000	3,800,000
				18,354,763
Total corporate bonds (cost—$17,297,573)				18,840,631
		Number of shares
Short term investments—31.1%
Investment companies—31.1%
State Street Institutional U.S. Government Money Market Fund, 5.263%[8] (cost—$106,440,688)			106,440,688	106,440,688
	Number of contracts	Notional amount
Options Purchased—0.1%
Call options—0.1%
EURO STOXX 50 Index,strike @ 5,000.000, expires 12/17/27 (Counterparty: JPMCB)	510		$2,550,000	267,198
iShares Russell 2000 strike @ 227.000, expires 08/02/24 (Counterparty: GSI)	4,600		1,044,200	5,750
STOXX Europe 600 Basic Resources Index,strike @ 590.000, expires 09/20/24 (Counterparty: JPMCB)	3,000		1,770,000	14,286
STOXX Europe 600 Basic Resources Index,strike @ 545.000, expires 09/20/24 (Counterparty: JPMCB)	450		245,250	9,935
Three-Month SOFR Futures, strike @ 96.000, expires 12/13/24 (Counterparty: MSCI)	87,500		8,400,000	4,812
				301,981
Put options—0.0%†
E-mini S&P 500 Index Futures, strike @ 5,400.000, expires 09/20/24 (Counterparty: MSCI)	150		810,000	9,038

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

	Number of contracts	Notional amount	Value
Options Purchased—(continued)
Put options—(continued)
E-mini S&P 500 Week 3 Option, strike @ 5,300.000, expires 09/20/24 (Counterparty: MSCI)	2,050	$10,865,000	$74,312
E-mini S&P 500 Week 3 Option, strike @ 5,400.000, expires 09/20/24 (Counterparty: MSCI)	1,100	5,940,000	55,275
U.S. Long Bond Futures,strike @ 116.000, expires 08/23/24 (Counterparty: MSCI)	3,000	348,000	375
Vistra Corp.,strike @ 69.000, expires 08/02/24 (Counterparty: WF)	2,300	158,700	115
			139,115
Total Options Purchased (cost—$516,245)			441,096
Equity and foreign exchange options purchased—0.6%
Call options—0.3%
Call Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 130.000, expires 12/20/24 (Counterparty: JPMCB)	233	30,290	753,971
Call USD vs. Put CNY, strike @ 7.450, expires 07/17/25 (Counterparty: BOA)	3,130,000	23,318,500	23,700
Call USD vs. Put CNY, strike @ 7.500, expires 10/29/24 (Counterparty: JPMCB)	54,000	405,000	1,499
Call USD vs. Put JPY, strike @ 171.000, expires 02/14/25 (Counterparty: JPMCB)	168,000	28,728,000	3,033
Call USD vs. Put CNY, strike @ 7.700, expires 10/17/24 (Counterparty: JPMCB)	67,000	515,900	237
Call USD vs. Put JPY, strike @ 175.000, expires 02/24/25 (Counterparty: JPMCB)	5,908,000	1,033,900,000	2,056
Call USD vs. Put TWD, strike @ 33.500, expires 03/28/25 (Counterparty: JPMCB)	2,353,000	78,825,500	19,539
Call USD vs. Put CNY, strike @ 7.625, expires 12/17/24 (Counterparty: JPMCB)	638,000	4,867,940	19,087
	Number of contracts	Notional amount	Value
Equity and foreign exchange options purchased—(continued)
Call options—(continued)
Call USD vs. Put CNY, strike @ 7.450, expires 11/27/24 (Counterparty: JPMCB)	2,894,000	$21,560,300	$5,713
Call USD vs. Put MXN, strike @ 19.200, expires 09/09/24 (Counterparty: JPMCB)	739,000	14,188,800	7,838
Call MXN vs. Put JPY, strike @ 9.300, expires 09/24/24 (Counterparty: JPMCB)	594,000	5,524,200	172
Call USD vs. Put CNY, strike @ 7.370, expires 09/26/24 (Counterparty: JPMCB)	1,938,000	14,283,060	1,566
Call USD vs. Put CNY, strike @ 7.300, expires 08/28/24 (Counterparty: JPMCB)	633,000	4,620,900	594
Call USD vs. Put JPY, strike @ 182.500, expires 06/27/25 (Counterparty: JPMCB)	64,000	11,680,000	741
Call AUD vs. Put JPY,strike @ 115.000, expires 01/02/25 (Counterparty: JPMCB)	50,000	5,750,000	236
Call USD vs. Put JPY, strike @ 162.000, expires 10/31/24 (Counterparty: JPMCB)	1,999,000	323,838,000	1,475
Call USD vs. Put TWD, strike @ 33.000, expires 10/03/24 (Counterparty: JPMCB)	689,000	22,737,000	2,927
Call AUD vs. Put NZD, strike @ 1.105, expires 09/03/24 (Counterparty: JPMCB)	1,583,000	1,757,130	4,627
Call USD vs. Put JPY, strike @ 160.500, expires 08/01/24 (Counterparty: JPMCB)	1,031,000	165,475,500	1
Call USD vs. Put JPY, strike @ 158.000, expires 08/14/24 (Counterparty: JPMCB)	1,014,000	160,212,000	130
Call AUD vs. Put NZD, strike @ 1.150, expires 10/16/24 (Counterparty: JPMCB)	61,000	70,150	1,518
Call EUR vs. Put GBP, strike @ 0.852, expires 08/20/24 (Counterparty: JPMCB)	1,180,000	1,003,000	1,128

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

	Number of contracts	Notional amount	Value
Equity and foreign exchange options purchased—(continued)
Call options—(concluded)
Call USD vs. Put CHF, strike @ 0.905, expires 09/12/24 (Counterparty: JPMCB)	1,323,000	$1,203,930	$535
Call USD vs. Put CNY, strike @ 7.350, expires 09/20/24 (Counterparty: JPMCB)	1,827,000	13,428,450	1,666
Call USD vs. Put JPY, strike @ 164.000, expires 12/20/24 (Counterparty: JPMCB)	13,000	2,132,000	455
Call USD vs. Put MXN, strike @ 20.500, expires 11/22/24 (Counterparty: JPMCB)	42,000	861,000	6,504
Call USD vs. Put JPY, strike @ 156.000, expires 08/27/24 (Counterparty: JPMCB)	498,000	77,688,000	428
Call USD vs. Put JPY, strike @ 157.000, expires 08/27/24 (Counterparty: JPMCB)	830,000	130,310,000	448
Call USD vs. Put JPY, strike @ 157.000, expires 08/27/24 (Counterparty: JPMCB)	670,000	105,190,000	362
Call GBP vs. Put USD, strike @ 1.293, expires 08/02/24 (Counterparty: JPMCB)	637,000	821,730	833
Total			863,019
Put options—0.3%
Put EURO STOXX 50 Index, strike @ 5,000.000, expires 12/19/25 (Counterparty: JPMCB)	330	1,650,000	132,393
Put EURO STOXX 50 Index, strike @ 4,400.000, expires 12/17/27 (Counterparty: JPMCB)	1,840	8,096,000	682,233
Call INR vs. Put CNY, strike @ 11.465, expires 06/20/25 (Counterparty: SCB)	46,202,000	529,936,940	40,841
Call JPY vs. Put USD, strike @ 110.000, expires 12/02/26 (Counterparty: JPMCB)	292,000	32,120,000	13,657
Call JPY vs. Put USD, strike @ 110.000, expires 12/02/26 (Counterparty: JPMCB)	47,000	5,170,000	2,198
	Number of contracts	Notional amount	Value
Equity and foreign exchange options purchased—(continued)
Put options—(continued)
Call TRY vs. Put USD, strike @ 32.000, expires 01/09/25 (Counterparty: JPMCB)	30,000	$960,000	$304
Call USD vs. Put EUR, strike @ 1.050, expires 09/10/24 (Counterparty: JPMCB)	265,000	278,250	11,876
Call USD vs. Put EUR, strike @ 1.010, expires 09/26/24 (Counterparty: JPMCB)	77,000	77,770	337
Call ZAR vs. Put USD, strike @ 17.500, expires 08/12/24 (Counterparty: JPMCB)	1,430,000	25,025,000	182
Call TRY vs. Put USD, strike @ 34.500, expires 02/21/25 (Counterparty: JPMCB)	648,000	22,356,000	2,325
Call SEK vs. Put NOK, strike @ 0.960, expires 08/26/24 (Counterparty: JPMCB)	991,000	951,360	11,305
Call TRY vs. Put USD, strike @ 35.000, expires 03/04/25 (Counterparty: JPMCB)	657,000	22,995,000	3,238
Call MXN vs. Put USD, strike @ 17.000, expires 08/05/24 (Counterparty: JPMCB)	487,000	8,279,000	0
Call MXN vs. Put USD, strike @ 17.150, expires 08/05/24 (Counterparty: JPMCB)	1,414,000	24,250,100	1
Call ZAR vs. Put USD, strike @ 17.000, expires 10/09/24 (Counterparty: JPMCB)	42,000	714,000	3,093
Call JPY vs. Put GBP, strike @ 190.000, expires 11/08/24 (Counterparty: JPMCB)	192,000	36,480,000	105,694
Call MXN vs. Put EUR, strike @ 19.450, expires 09/20/24 (Counterparty: JPMCB)	1,060,000	20,617,000	4,265
Call NOK vs. Put EUR, strike @ 11.625, expires 08/22/24 (Counterparty: JPMCB)	15,000	174,450	3,582

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

	Number of contracts	Notional amount	Value
Equity and foreign exchange options purchased—(concluded)
Put options—(concluded)
Call JPY vs. Put USD, strike @ 152.000, expires 08/30/24 (Counterparty: JPMCB)	1,315,000	$199,880,000	$1,959
Call JPY vs. Put USD, strike @ 152.000, expires 08/30/24 (Counterparty: JPMCB)	662,000	100,624,000	483
Call JPY vs. Put USD, strike @ 147.500, expires 08/30/24 (Counterparty: JPMCB)	1,245,000	183,637,500	11,346
Call GBP vs. Put EUR, strike @ 0.840, expires 08/02/24 (Counterparty: JPMCB)	8,200,000	6,888,000	11,736
Total			1,043,048
Total equity and foreign exchange options purchased (cost—$1,339,849)			1,906,067
Total Investments before Investments Sold Short (cost—$301,460,071)—91.1%			311,893,781
		Number of shares
Investments sold short—(22.5%)
Common stocks—(19.1%)
Australia—(0.1%)
De Grey Mining Ltd.		(499,590)	(398,582)
Liontown Resources Ltd.		(35,135)	(21,828)
			(420,410)
Canada—(3.4%)
Allied Properties Real Estate Investment Trust		(9,550)	(114,477)
ATS Corp.		(7,720)	(231,994)
Ballard Power Systems, Inc.		(36,400)	(82,521)
Baytex Energy Corp.		(51,090)	(189,832)
BCE, Inc.		(17,960)	(605,800)
Boston Pizza Royalties Income Fund		(4,430)	(53,199)
CAE, Inc.		(2,800)	(50,944)
Canada Goose Holdings, Inc.		(3,950)	(45,575)
Canadian National Railway Co.		(5,900)	(683,009)
Canadian Tire Corp. Ltd.		(3,130)	(321,422)
Cogeco Communications, Inc.		(15,540)	(712,477)
CT Real Estate Investment Trust		(30,230)	(315,295)
Enbridge, Inc.		(11,790)	(441,234)
Filo Corp.		(10,800)	(249,926)
Franco-Nevada Corp.		(1,500)	(193,300)
Granite Real Estate Investment Trust		(2,800)	(150,460)
IGM Financial, Inc.		(3,950)	(111,921)
Imperial Oil Ltd.		(7,290)	(522,257)
Metro, Inc.		(7,260)	(432,345)
	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Canada—(concluded)
Parex Resources, Inc.	(21,140)	$(317,104)
PrairieSky Royalty Ltd.	(8,490)	(170,642)
Precision Drilling Corp.	(2,690)	(206,955)
RioCan Real Estate Investment Trust	(47,400)	(613,850)
Sleep Country Canada Holdings, Inc.	(5,350)	(135,702)
SmartCentres Real Estate Investment Trust	(31,120)	(540,512)
Stantec, Inc.	(6,510)	(572,799)
Stella-Jones, Inc.	(3,160)	(212,605)
StorageVault Canada, Inc.	(58,700)	(199,401)
Sun Life Financial, Inc.	(8,140)	(404,096)
Superior Plus Corp.	(29,120)	(168,310)
Teck Resources Ltd.	(4,600)	(225,494)
TELUS Corp.	(48,220)	(778,491)
Toromont Industries Ltd.	(3,960)	(368,279)
Total Energy Services, Inc.	(10,610)	(75,311)
Trican Well Service Ltd.	(45,050)	(164,453)
Vermilion Energy, Inc.	(13,480)	(144,988)
Whitecap Resources, Inc.	(27,610)	(212,777)
WSP Global, Inc.	(3,470)	(576,402)
		(11,596,159)
Denmark—(0.1%)
Orsted AS	(2,682)	(159,627)
France—(0.3%)
Edenred SE	(12,982)	(541,056)
Sartorius Stedim Biotech	(1,664)	(333,070)
		(874,126)
Germany—(0.1%)
Infineon Technologies AG	(4,271)	(148,145)
Mercedes-Benz Group AG	(3,040)	(201,219)
MTU Aero Engines AG	(304)	(86,100)
		(435,464)
Israel—(0.0%)†
Mobileye Global, Inc.	(1,646)	(34,566)
Italy—(0.1%)
Amplifon SpA	(14,615)	(465,022)
Japan—(0.6%)
Astellas Pharma, Inc.	(71,400)	(832,893)
Eisai Co. Ltd.	(11,900)	(457,555)
M3, Inc.	(25,800)	(242,061)
Omron Corp.	(2,500)	(92,971)
Rohm Co. Ltd.	(15,500)	(212,005)
Shiseido Co. Ltd.	(10,900)	(343,433)
		(2,180,918)
Jersey—(0.1%)
Arcadium Lithium PLC	(79,895)	(254,066)
Singapore—(0.0%)†
Singapore Telecommunications Ltd.	(7,400)	(17,106)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
South Africa—(0.1%)
Gold Fields Ltd.	(8,310)	$(142,600)
South Korea—(0.1%)
Delivery Hero SE	(18,987)	(423,508)
Sweden—(0.6%)
Beijer Ref AB	(12,406)	(196,935)
EQT AB	(23,508)	(761,488)
Lifco AB	(5,250)	(155,698)
Nibe Industrier AB	(150,752)	(661,754)
Sagax AB	(7,765)	(191,710)
		(1,967,585)
Switzerland—(0.1%)
On Holding AG	(9,309)	(385,579)
Turkey—(0.0%)†
Eldorado Gold Corp.	(6,490)	(110,043)
United Kingdom—(0.3%)
Ashtead Group PLC	(8,815)	(634,826)
Croda International PLC	(2,682)	(139,362)
ITM Power PLC	(257,264)	(172,970)
Legal & General Group PLC	(20,939)	(62,369)
Oxford Nanopore Technologies PLC	(63,005)	(97,843)
		(1,107,370)
United States—(12.9%)
Advanced Drainage Systems, Inc.	(2,200)	(389,488)
AECOM	(1,210)	(109,638)
Alaska Air Group, Inc.	(1,590)	(59,673)
Albemarle Corp.	(2,593)	(242,886)
Allegiant Travel Co.	(1,270)	(71,209)
American Airlines Group, Inc.	(6,410)	(68,202)
American Water Works Co., Inc.	(1,585)	(225,641)
Applied Digital Corp.	(20,144)	(97,900)
Arrowhead Pharmaceuticals, Inc.	(343)	(9,796)
Ball Corp.	(2,077)	(132,575)
BJ's Restaurants, Inc.	(1,220)	(38,528)
Boeing Co.	(3,895)	(742,387)
Booking Holdings, Inc.	(30)	(111,450)
BorgWarner, Inc.	(3,178)	(112,215)
Brinker International, Inc.	(3,587)	(239,647)
BRP, Inc.	(2,500)	(181,128)
Brunswick Corp.	(2,010)	(163,715)
Caesars Entertainment, Inc.	(3,465)	(138,427)
CarMax, Inc.	(2,130)	(179,857)
Caterpillar, Inc.	(2,358)	(816,340)
CBRE Group, Inc.	(1,590)	(179,209)
CH Robinson Worldwide, Inc.	(2,180)	(194,129)
ChargePoint Holdings, Inc.	(54,755)	(118,818)
Ciena Corp.	(5,206)	(274,564)
Clear Channel Outdoor Holdings, Inc.	(86,432)	(143,477)
Confluent, Inc.	(7,405)	(185,273)
Copart, Inc.	(3,200)	(167,456)
	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Cracker Barrel Old Country Store, Inc.	(3,600)	$(164,988)
CSX Corp.	(3,490)	(122,499)
Cushman & Wakefield PLC	(8,230)	(107,895)
Deere & Co.	(910)	(338,502)
Delta Air Lines, Inc.	(2,390)	(102,818)
Dick's Sporting Goods, Inc.	(2,509)	(542,822)
DoorDash, Inc.	(3,713)	(411,103)
Dow, Inc.	(1,846)	(100,552)
DTE Energy Co.	(1,894)	(228,284)
Energy Fuels, Inc.	(11,800)	(67,604)
Enovix Corp.	(852)	(12,277)
Enphase Energy, Inc.	(3,152)	(362,827)
Evercore, Inc.	(1,594)	(399,122)
Exact Sciences Corp.	(12,370)	(565,062)
Expeditors International of Washington, Inc.	(1,440)	(179,741)
Ford Motor Co.	(3,479)	(37,643)
FuelCell Energy, Inc.	(161,142)	(81,602)
Globalstar, Inc.	(9,649)	(11,675)
Goldman Sachs Group, Inc.	(1,308)	(665,811)
Graco, Inc.	(2,770)	(235,588)
Hershey Co.	(1,230)	(242,900)
Hilton Grand Vacations, Inc.	(15,483)	(669,020)
Honeywell International, Inc.	(590)	(120,803)
Hub Group, Inc.	(6,470)	(302,602)
Illinois Tool Works, Inc.	(393)	(97,181)
IonQ, Inc.	(14,228)	(115,958)
J.M. Smucker Co.	(2,290)	(270,105)
Joby Aviation, Inc.	(62,326)	(372,709)
JPMorgan Chase & Co.	(3,053)	(649,678)
Kennametal, Inc.	(9,450)	(247,023)
Kinder Morgan, Inc.	(3,028)	(63,982)
Kura Sushi USA, Inc.	(648)	(37,254)
Landstar System, Inc.	(440)	(83,710)
Leggett & Platt, Inc.	(6,130)	(80,732)
Lemonade, Inc.	(4,521)	(81,514)
Lennar Corp.	(728)	(128,805)
Lightwave Logic, Inc.	(9,075)	(31,400)
Luminar Technologies, Inc.	(120,510)	(200,047)
Markel Group, Inc.	(90)	(147,497)
Martin Marietta Materials, Inc.	(1,690)	(1,002,761)
McDonald's Corp.	(1,850)	(490,990)
MicroVision, Inc.	(91,151)	(97,532)
Moderna, Inc.	(6,098)	(727,004)
MongoDB, Inc.	(1,518)	(383,082)
MP Materials Corp.	(18,021)	(243,644)
NextDecade Corp.	(27,114)	(219,895)
NRG Energy, Inc.	(1,291)	(97,044)
NVIDIA Corp.	(2,117)	(247,731)
Old Dominion Freight Line, Inc.	(1,680)	(353,102)
ONEOK, Inc.	(771)	(64,247)
O'Reilly Automotive, Inc.	(580)	(653,277)
Oshkosh Corp.	(2,284)	(248,157)
Palo Alto Networks, Inc.	(40,320)	(13,093,114)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Parker-Hannifin Corp.	(206)	$(115,599)
PepsiCo, Inc.	(1,940)	(334,980)
Phreesia, Inc.	(3,201)	(79,865)
Pinnacle Financial Partners, Inc.	(4,001)	(385,376)
Pliant Therapeutics, Inc.	(7,025)	(100,528)
Plug Power, Inc.	(63,257)	(156,245)
Polaris, Inc.	(1,640)	(136,579)
Pool Corp.	(260)	(97,250)
Public Service Enterprise Group, Inc.	(1,754)	(139,917)
PureCycle Technologies, Inc.	(12,945)	(99,806)
QuantumScape Corp.	(47,645)	(307,787)
Redfin Corp.	(20,971)	(170,704)
Revance Therapeutics, Inc.	(11,342)	(42,873)
Rivian Automotive, Inc.	(16,772)	(275,229)
ROBLOX Corp.	(7,529)	(312,604)
Saia, Inc.	(160)	(66,856)
Schrodinger, Inc.	(6,837)	(152,328)
SEI Investments Co.	(2,450)	(166,208)
Southwest Airlines Co.	(6,716)	(180,929)
Stellantis NV	(5,245)	(87,539)
T Rowe Price Group, Inc.	(1,470)	(167,889)
Targa Resources Corp.	(419)	(56,682)
Terex Corp.	(1,850)	(117,031)
Tesla, Inc.	(1,752)	(406,587)
Thor Industries, Inc.	(580)	(61,561)
Tidewater, Inc.	(1,244)	(123,106)
Toast, Inc.	(24,319)	(636,185)
Toro Co.	(1,240)	(118,705)
Trade Desk, Inc.	(1,693)	(152,167)
Transocean Ltd.	(523,195)	(3,029,299)
Ulta Beauty, Inc.	(2,134)	(778,675)
United Airlines Holdings, Inc.	(2,390)	(108,554)
United Rentals, Inc.	(249)	(188,518)
Unity Software, Inc.	(33,210)	(543,316)
Upstart Holdings, Inc.	(9,340)	(260,866)
Urban Outfitters, Inc.	(8,497)	(391,287)
Visa, Inc.	(830)	(220,506)
Vistra Corp.	(1,915)	(151,706)
	Number of shares	Value
Investments sold short—(concluded)
Common stocks—(concluded)
United States—(concluded)
Vulcan Materials Co.	(3,370)	$(925,099)
WEC Energy Group, Inc.	(2,163)	(186,148)
Werner Enterprises, Inc.	(2,200)	(86,218)
Williams Cos., Inc.	(1,612)	(69,219)
		(44,185,069)
Zambia—(0.2%)
First Quantum Minerals Ltd.	(45,100)	(552,052)
Total common stocks (proceeds—$(61,100,495))		(65,311,270)
Exchange traded funds—(3.4)%
BMO S&P 500 Index ETF	(8,800)	(530,938)
iShares MSCI USA Momentum Factor ETF	(2,310)	(441,141)
SPDR S&P 500 ETF Trust	(3,900)	(2,148,159)
SPDR Bloomberg High Yield Bond ETF	(4,160)	(398,695)
Industrial Select Sector SPDR Fund	(16,281)	(2,081,689)
Invesco QQQ Trust	(330)	(155,453)
iShares Russell 2000 ETF	(13,262)	(2,968,831)
iShares Core S&P/TSX Capped Composite Index ETF	(82,700)	(2,208,488)
SPDR Dow Jones Industrial Average ETF Trust	(1,470)	(600,480)
iShares Semiconductor ETF	(406)	(95,564)
Total exchange traded funds (proceeds—$(10,912,323))		(11,629,438)
Preferred stocks—(0.0%)†
Germany—(0.0%)†
Volkswagen AG (proceeds—$(47,145))	(386)	(43,112)
Total investments sold short (proceeds—$(72,059,963))		(76,983,820)
Total investments (cost—$229,400,108)—68.6%		234,909,961
Other assets in excess of liabilities—31.4%		107,643,031
Net assets—100.0%		$342,552,992

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Equity options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
EUR	32,620	233	Call Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 140.000	BNP	12/20/24	$84,398	$(505,085)	$(420,687)
EUR	165,000	33	Call EURO STOXX 50 Index, strike @ 5,000.000	JPMCB	12/19/25	131,158	(108,786)	22,372
USD	132,385,000	830,000	Call USD vs. Put JPY @, strike @ 159.500	JPMCB	08/27/24	1,066	(130)	936
USD	14,780,000	739,000	Call USD vs. Put MXN @, strike @ 20.000	JPMCB	09/09/24	1,020	(3,049)	(2,029)
USD	14,496,240	1,938,000	Call USD vs. Put CNY @, strike @ 7.475	JPMCB	09/26/24	969	(399)	570
Total						$218,611	$(617,449)	$(398,838)
			Put options
EUR	35,400	60	Put STOXX Europe 600 Basic Resources Index, strike @ 590.000	JPMCB	09/20/24	$98,344	$(139,610)	$(41,266)
EUR	486	9	Put STOXX Europe 600 Basic Resources Index, strike @ 545.000	JPMCB	09/20/24	7,801	(6,915)	886
EUR	6,555	69	Put Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 95.000	JPMCB	12/20/24	31,094	(75)	31,019
EUR	31,200	312	Put Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 100.000	JPMCB	12/20/24	106,369	(338)	106,031
EUR	25,630	233	Put Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 110.000	BNP	12/20/24	103,602	(252)	103,350
EUR	580,800	132	Put EURO STOXX 50 Index, strike @ 4,400.000	JPMCB	12/19/25	250,597	(245,000)	5,597
EUR	255,000	51	Put EURO STOXX 50 Index, strike @ 5,000.000	JPMCB	12/17/27	293,104	(316,597)	(23,493)
Total						$890,911	$(708,787)	$182,124
Total equity options written						$1,109,522	$(1,326,236)	$(216,714)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
1	USD	E-mini Dow Jones Industrial Average Index Futures	September 2024	$202,810	$205,365	$2,555
15	USD	E-mini NASDAQ 100 Index Futures	September 2024	5,883,162	5,851,575	(31,587)
8	EUR	Eurex Short-Term Euro-BTP Index Futures	September 2024	915,811	917,488	1,677
24	EUR	EURO Bobl 5 Year Index Future	September 2024	3,035,587	3,052,204	16,617
11	EUR	Euro Bund 10 Year Index Futures	September 2024	1,577,320	1,592,022	14,702
60	EUR	EURO Schatz 2 Year Index Futures	September 2024	6,870,177	6,887,980	17,803
10	EUR	EURO STOXX 600 Index Futures	September 2024	281,738	281,168	(570)
5	EUR	Euronext CAC 40 Index Futures	August 2024	411,017	408,333	(2,684)
5	GBP	FTSE 100 Index Futures	September 2024	525,309	537,199	11,890
1	EUR	FTSE MIB Index Futures	September 2024	186,228	183,739	(2,489)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

Futures contracts—(continued)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
11	USD	FTSE Taiwan Index Futures	August 2024	$818,395	$821,040	$2,645
2	ZAR	FTSE/JSE Top 40 Index Futures	September 2024	81,759	83,376	1,617
3	HKD	Hang Seng China Enterprises Index Futures	August 2024	117,070	117,384	314
4	USD	IFSC NIFTY 50 Index Futures	August 2024	197,081	200,392	3,311
20	KRW	KOSPI 200 Index Futures	September 2024	1,443,617	1,387,325	(56,292)
2	EUR	MEFF Madrid IBEX 35 Index Futures	August 2024	240,357	240,160	(197)
4	EUR	Mini-DAX Index Futures	September 2024	403,290	402,727	(563)
14	SGD	MSCI Singapore Index Futures	August 2024	327,099	329,446	2,347
12	JPY	OSE Nikkei 225 mini Index Futures	September 2024	309,762	314,248	4,486
19	GBP	Russell U.K. Mid 150 Net Return Index Futures	September 2024	1,318,329	1,335,185	16,856
51	USD	S&P 500 Index Futures	September 2024	14,337,853	14,172,900	(164,953)
4	AUD	S&P ASX Share Price Index 200 Futures	September 2024	521,705	527,149	5,444
3	CAD	S&P/TSX 60 Index Futures	September 2024	591,519	602,021	10,502
12	SEK	Stockholm OMXS30 Index Futures	August 2024	293,356	293,103	(253)
12	JPY	TSE TOPIX Index Futures	September 2024	2,304,267	2,240,513	(63,754)
Interest rate futures buy contracts:
4	AUD	Australian Bond 10 Year Futures	September 2024	$299,806	$301,554	$1,748
61	USD	Australian Dollar Currency Futures	September 2024	4,003,883	3,997,330	(6,553)
67	USD	British Pound Currency Futures	September 2024	5,376,874	5,385,544	8,670
2	CAD	Canadian Bond 10 Year Futures	September 2024	176,229	178,090	1,861
2	JPY	Japan Government Bond 10 Year Futures	September 2024	1,911,218	1,905,410	(5,808)
5	KRW	Korea Treasury Bond 10 Year Futures	September 2024	421,965	423,425	1,460
43	KRW	Korea Treasury Bond 3 Year Futures	September 2024	3,299,720	3,301,013	1,293
4	USD	Norwegian Krone Currency Futures	September 2024	736,914	734,600	(2,314)
5	USD	Swiss Franc Currency Futures	September 2024	709,212	714,531	5,319
19	GBP	United Kingdom Long Gilt Bond Futures	September 2024	2,406,023	2,423,494	17,471
U.S. Treasury futures buy contracts:
35	USD	U.S. Treasury Note 10 Year Futures	September 2024	$3,897,801	$3,913,437	$15,636
17	USD	U.S. Treasury Note 2 Year Futures	September 2024	3,487,687	3,491,242	3,555
9	USD	U.S. Treasury Note 5 Year Futures	September 2024	967,837	971,016	3,179
5	USD	Ultra U.S. Treasury Note 10 Year Futures	September 2024	575,094	577,891	2,797
Total				$71,464,881	$71,302,619	$(162,262)
Index futures sell contracts:
1	USD	CBOE Volatility Index Futures	August 2024	$(14,150)	$(15,999)	$(1,849)
43	EUR	Eurex EURO STOXX 50 Index Futures	September 2024	(2,262,647)	(2,279,370)	(16,723)
51	EUR	Eurex EURO STOXX Banks Index Futures	September 2024	(403,557)	(401,542)	2,015
86	EUR	EURO STOXX 600 Index Futures	September 2024	(2,413,579)	(2,418,049)	(4,470)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
1	EUR	FVSA index—Mini-Index Futures on VSTOXX	August 2024	$(1,612)	$(1,688)	$(76)
1	HKD	Hang Seng Index Futures	August 2024	(110,459)	(111,029)	(570)
49	USD	Russell 2000 Value Index Futures	September 2024	(5,303,089)	(5,568,850)	(265,761)
2	USD	S&P 500 Index Futures	September 2024	(554,711)	(555,800)	(1,089)
16	JPY	TSE Mini Topix Index Futures	September 2024	(298,566)	(298,735)	(169)
20	USD	U.S. MSCI Emerging Markets Index Futures	September 2024	(1,110,631)	(1,096,500)	14,131
Interest rate futures sell contracts:
26	AUD	Australian Bond 3 Year Futures	September 2024	$(1,796,324)	$(1,809,358)	$(13,034)
9	USD	Canadian Dollar Currency Futures	September 2024	(652,671)	(653,310)	(639)
12	USD	Euro Foreign Exchange Currency Futures	September 2024	(1,626,627)	(1,627,500)	(873)
4	EUR	French Government Bond Futures	September 2024	(540,972)	(544,891)	(3,919)
1	EUR	German Euro Buxl 30 Year Futures	September 2024	(143,116)	(145,822)	(2,706)
2	EUR	Italian Government Bond Futures	September 2024	(254,881)	(257,489)	(2,608)
4	USD	Mexican Peso Currency Futures	September 2024	(108,033)	(106,980)	1,053
16	USD	New Zealand Dollar Currency Futures	September 2024	(947,938)	(952,560)	(4,622)
U.S. Treasury futures sell contracts:
3	USD	U.S. Long Bond Futures	September 2024	$(355,906)	$(362,344)	$(6,438)
3	USD	Ultra U.S. Treasury Bond Futures	September 2024	(379,531)	(383,906)	(4,375)
Total				$(19,279,000)	$(19,591,722)	$(312,722)
Net unrealized appreciation (depreciation)						$(474,984)

Centrally cleared credit default swap agreements on credit indices—buy protection9

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[10]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.HY.S42	USD	469	06/20/29	Quarterly	5.000%	$31,069	$(34,583)	$(3,514)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[10]	Payments received by the portfolio[10]	Value	Unrealized appreciation (depreciation)
AUD	1,624	07/31/26	Semi-annual	1 day GBP SONIA	4.146%	$2,650	$2,650
BRL	51,625	01/02/26	At Maturity	1 day BRL CDI	11.205	(37,081)	(36,918)
CHF	241	09/18/34	Annual	1 day CHF SARON	1.308	13,145	3,424
CNY	14,397	09/18/29	Quarterly	7 day CNY Repo Fixing	2.009	19,857	11,242
CZK	21,975	09/18/29	Annual	6 mo. CZK PRIBOR	3.458	9,163	5,379
GBP	599	07/31/26	Annual	1 day GBP SONIA	3.799	(26)	(6)
GBP	299	09/18/26	Annual	1 day GBP SONIA	4.526	2,701	77
GBP	30,517	06/18/26	At Maturity	12 Month GBP SONIA	4.270	144,796	132,676
GBP	72,000	06/18/26	At Maturity	FIX CCPOIS	4.026	133,203	133,203
INR	27,000	09/18/29	Semi-annual	6 mo. INR MIBOR	6.335	1,611	479
JPY	1,579,658	06/19/26	Annual	0.426%	1 day JPY TONA	14,029	10,984
JPY	3,434,100	06/19/26	Annual	0.447	1 day JPY TONA	20,883	20,883
JPY	1,087,125	09/18/26	Annual	0.498	1 day JPY TONA	7,127	10,898
JPY	1,399,955	12/20/28	Annual	0.580	1 day JPY TONA	14,634	13,978
JPY	120,000	03/21/29	Annual	0.584	1 day JPY TONA	3,027	3,027
JPY	290,000	06/19/29	Annual	0.550	1 day JPY TONA	14,533	11,682
JPY	300,000	06/19/29	Annual	0.656	1 day JPY TONA	4,642	4,642
JPY	611,013	12/20/33	Annual	1.018	1 day JPY TONA	(43,168)	(43,168)
JPY	125,000	03/21/34	Annual	0.980	1 day JPY TONA	(2,454)	(2,454)
JPY	95,000	06/19/34	Annual	0.905	1 day JPY TONA	4,918	4,918
JPY	202,000	06/19/34	Annual	1.024	1 day JPY TONA	(4,917)	(4,917)
JPY	56,000	09/18/64	Annual	1.777	1 day JPY TONA	(12,381)	(7,890)
KRW	29,042,102	06/19/27	Quarterly	3 Month KRW COD Rate	3.218	114,453	114,453
KRW	4,397,602	09/18/27	Quarterly	FIX CCPNDF	3.073	11,382	11,382
MXN	13,350	09/16/26	Monthly	28 day TIIE-Banxico	10.329	5,795	2,858
MXN	3,688	09/06/34	Monthly	9.600	28 day TIIE-Banxico	(5,861)	(3,186)
NOK	3,200	09/18/29	Semi-annual	3.944	6 mo. NOK NIBOR	(3,730)	(372)
NOK	4,425	09/18/34	Semi-annual	3.810	6 mo. NOK NIBOR	(7,522)	(1,449)
NZD	253	09/18/29	Quarterly	4.485	3 Month NZD MNZDBB	(4,363)	(89)
NZD	2,414	09/18/26	Semi-annual	3 mo. NZD Bank Bill	4.065	(839)	(761)
NZD	342	09/18/34	Semi-annual	3 mo. NZD Bank Bill	4.563	8,608	1,349
SEK	24,200	09/18/26	Annual	3 mo. SEK STIBOR	2.656	8,927	5,056
USD	40,600	03/19/26	At Maturity	4.017	1 day USD SOFR	(86,064)	(86,064)
USD	94,000	06/18/26	At Maturity	4.249	1 day USD SOFR	(577,075)	(577,075)
ZAR	4,680	09/18/34	Quarterly	3 mo. ZAR JIBAR	9.607	14,533	2,530
Total						$(210,864)	$(256,579)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[10]	Payments received by the Portfolio[10]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BB	USD	(6)	02/18/25	Annual	BCIIACTM SWAP COMP	0.000%	$—	$(18,266)	$(18,266)
BB	USD	(4)	01/09/25	Annual	BCIICAPG SWAP COMP	0.000	—	101	101
BB	USD	(15)	09/03/24	Annual	US Discretionary Basket CFD	0.000	—	(26,504)	(26,504)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

OTC Total return swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[10]	Payments received by the Portfolio[10]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BB	USD	(7)	08/19/24	Annual	Barclays Short Processed Food CFD	0.000	$—	$(21,549)	$(21,549)
BB	JPY	1,407	02/23/25	Annual	0.000%	CIIJPNBDL TRS JPY R E BCIIJPNB INDEX	—	19,577	19,577
BB	USD	5	04/30/25	Annual	0.000	Barclays Private Equity Basket CFD	—	23,839	23,839
BB	EUR	1	07/16/25	Annual	0.000	BCIISHDF SWAP COMP	—	(5,682)	(5,682)
BB	USD	(2)	08/13/25	Annual	BCIISOXX SWAP COMP	0.000%	—	21,337	21,337
BB	USD	(6)	01/09/25	Annual	BCIISTEL SWAP COMP	0.000	—	17,937	17,937
BB	JPY	445	04/30/25	Annual	0.000	CIITRAHDL TRS JPY R E BCIITRAH INDEX	—	(21,837)	(21,837)
BB	EUR	—	08/07/24	Annual	0.000	BCIIVALL SWAP COMP	—	(16)	(16)
BB	USD	8	12/04/24	Annual	0.000	BCIIWMAH SWAP COMP	—	4,763	4,763
BB	USD	—	07/24/25	Annual	BCIICOPP SWAP COMP	0.000	—	(1,321)	(1,321)
BB	USD	(1)	08/06/24	Annual	CIIPRFLDS TRS USD R F .00000 BCIIPRFL INDEX	0.000	—	(1,174)	(1,174)
BB	EUR	(1)	08/05/24	Annual	CIIQLYLDS TRS EUR R F .00000 BCIIQLYL INDEX	0.000	—	44	44
BB	EUR	(1)	08/08/24	Annual	CIIYLDLDS TRS EUR R F .00000 BCIIYLDL INDEX	0.000	—	(894)	(894)
CITI	USD	4	08/12/24	Annual	0.000	CGFCAWIN SWAP COMP	—	(64,813)	(64,813)
CITI	USD	(8)	10/15/24	Annual	CGFCBVRG SWAP COMP	0.000	—	6,000	6,000
CITI	USD	1	07/18/25	Annual	0.000	CGFCCOL2 Index SWAP COMP	—	(3,514)	(3,514)
CITI	JPY	204	08/27/24	Annual	0.000	GFCJPBKEL TRS JPY R E CGFCJPBK INDEX	—	891	891
CITI	USD	(5)	07/18/25	Annual	CGFOOILP SWAP COMP	0.000	—	12,176	12,176
CITI	USD	(1)	12/31/99	Annual	US Office REITs	0.000	—	(2,462)	(2,462)
GS	USD	1	07/19/27	Annual	0.000%	GS Power Up America SWAP COMP	—	455	455
GS	USD	(8)	07/19/27	Annual	GS Retailers	0.000%	—	(19,694)	(19,694)
GS	USD	4	07/19/27	Annual	0.000	Athleisure DM	—	(3,174)	(3,174)
GS	USD	(1)	07/19/27	Annual	GSMBECO3 SWAP COMP	0.000	—	(589)	(589)
GS	USD	1	07/19/27	Annual	0.000	GSMBEXC0 SWAP COMP	—	617	617
GS	JPY	723	07/23/27	Annual	0.000	SMBJDC0BL TRS JPY R E GSMBJDC0 INDEX	—	(9,940)	(9,940)
GS	USD	(2)	07/20/27	Annual	GSMBLITH SWAP COMP	0.000	—	5,169	5,169
GS	USD	1	07/20/27	Annual	0.000	Oil Royalties SWAP COMP	—	(10)	(10)
GS	USD	1	07/19/27	Annual	0.000	GSMBPSTC SWAP COMP	(349)	(877)	(528)
GS	USD	(2)	07/19/27	Annual	SMBURB0BS TRS USD R F .00000 GSMBURB0 INDEX	0.000	—	1,188	1,188
GS	USD	(5)	07/19/27	Annual	GSMBWHEL SWAP COMP	0.000	—	(10,422)	(10,422)
GS	USD	(4)	07/19/27	Annual	World IT Hedge SWAP COMP	0.000	—	1,820	1,820

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

OTC Total return swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[10]	Payments received by the Portfolio[10]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
GS	USD	(2)	07/21/27	Annual	World Utilities 08.08.23 SWAP COMP	0.000	$—	$(3,945)	$(3,945)
GS	USD	1	07/19/27	Annual	0.000	GS TMT AI Basket SWAP COMP	—	(1,429)	(1,429)
GS	USD	(1)	07/19/27	Annual	GS AI At Risk SWAP COMP	0.000	—	(3,529)	(3,529)
GS	EUR	1	07/21/27	Annual	0.000	GS EU GRANOLAS SWAP COMP	—	1,048	1,048
GS	USD	(6)	07/29/27	Annual	GSMBHLUX SWAP COMP	0.000	—	(4,320)	(4,320)
GS	EUR	2	07/29/27	Annual	0.000	GS Custom Luxury (EUR) SWAP COMP	—	1,290	1,290
GSI	USD	2	10/18/24	Monthly	0.000	GS FX Intraday	—	1,018	1,018
JPMCB	USD	1,749	08/14/24	At Maturity	5.620	Albertsons Cos., Inc.	—	34,165	34,165
JPMCB	EUR	953	02/24/25	At Maturity	3.991%	Veolia Environnement SA	—	16,242	16,242
JPMCB	EUR	(105)	02/24/25	At Maturity	Enel SpA	3.991%	—	3,028	3,028
JPMCB	EUR	353	02/24/25	At Maturity	3.991	Engie SA	—	16,121	16,121
JPMCB	EUR	(264)	02/24/25	At Maturity	Iberdrola SA—Rights	3.991	—	(7,783)	(7,783)
JPMCB	EUR	840	02/24/25	At Maturity	3.991	Siemens Energy AG	—	16,767	16,767
JPMCB	EUR	(343)	03/06/25	At Maturity	STOXX Europe 600 Industrial Goods & Services Index	3.991	—	496	496
JPMCB	EUR	(651)	03/06/25	At Maturity	STOXX Europe 600 Utilities Index	3.991	—	(18,091)	(18,091)
JPMCB	GBP	373	03/06/25	At Maturity	5.200	Shell PLC	—	4,282	4,282
JPMCB	GBP	176	03/06/25	At Maturity	0.000	National Grid PLC	—	10,600	10,600
JPMCB	USD	76	03/07/25	At Maturity	5.330	Hyundai Motor Co.	—	(5,251)	(5,251)
JPMCB	USD	(19)	03/07/25	At Maturity	Ecopro Co. Ltd.	5.330	—	1,951	1,951
JPMCB	USD	(22)	03/07/25	At Maturity	Ecopro BM Co. Ltd.	5.330	—	1,584	1,584
JPMCB	USD	(36)	03/07/25	At Maturity	LG Energy Solution Ltd.	5.330	—	3,353	3,353
JPMCB	USD	1,152	05/08/25	At Maturity	5.620	Amedisys, Inc.	—	9,717	9,717
JPMCB	JPY	(49)	08/12/25	At Maturity	Daikin Industries Ltd.	0.077	—	1,856	1,856
JPMCB	USD	284	08/14/25	At Maturity	5.620	Capri Holdings Ltd.	—	(3,755)	(3,755)
JPMCB	USD	1,031	12/11/25	At Maturity	5.620	Cerevel Therapeutics Holdings, Inc.	—	112,677	112,677
JPMCB	USD	762	12/22/25	At Maturity	5.620	United States Steel Corp.	—	45,190	45,190
JPMCB	USD	2,127	01/12/26	At Maturity	5.620	Juniper Networks, Inc.	—	44,360	44,360
JPMCB	USD	1,910	01/12/26	At Maturity	5.620	Axonics, Inc.	—	28,013	28,013
JPMCB	USD	1,979	01/16/26	At Maturity	5.620	Southwestern Energy Co.	—	(107,391)	(107,391)
JPMCB	USD	(1,980)	01/16/26	At Maturity	Chesapeake Energy Corp.	5.020	—	148,953	148,953
JPMCB	USD	1,694	01/20/26	At Maturity	5.620	ANSYS, Inc.	—	(71,015)	(71,015)
JPMCB	USD	(911)	01/20/26	At Maturity	Synopsys, Inc.	5.020	—	74,380	74,380
JPMCB	SEK	1,029	01/26/26	At Maturity	4.228	Kindred Group PLC	—	804	804
JPMCB	USD	1,846	01/30/26	At Maturity	5.620	McGrath RentCorp	—	86,753	86,753
JPMCB	USD	(679)	01/30/26	At Maturity	WillScot Mobile Mini Holdings Corp.	5.020%	—	(86,601)	(86,601)
JPMCB	GBP	(305)	02/09/26	At Maturity	Barratt Developments PLC	4.900	—	(13,849)	(13,849)
JPMCB	GBP	299	02/09/26	At Maturity	5.500%	Redrow PLC	—	16,532	16,532
JPMCB	USD	1,415	02/09/26	At Maturity	5.620	Catalent, Inc.	—	50,388	50,388

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

OTC Total return swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[10]	Payments received by the Portfolio[10]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	USD	(1,782)	02/23/26	At Maturity	Capital One Financial Corp.	5.020%	$—	$(177,384)	$(177,384)
JPMCB	USD	1,765	02/23/26	At Maturity	5.620%	Discover Financial Services	—	189,900	189,900
JPMCB	USD	(159)	03/16/26	At Maturity	Alcoa Corp.	5.020	—	28,737	28,737
JPMCB	USD	(1,049)	03/23/26	At Maturity	Utilities Select Sector SPDR Fund	5.330	—	(49,180)	(49,180)
JPMCB	USD	(544)	03/23/26	At Maturity	Industrial Select Sector SPDR Fund	5.330	—	(12,137)	(12,137)
JPMCB	USD	(1,729)	04/06/26	At Maturity	Schlumberger NV	5.020	—	(118,189)	(118,189)
JPMCB	USD	1,701	04/06/26	At Maturity	5.620	ChampionX Corp.	—	137,986	137,986
JPMCB	GBP	464	04/23/26	At Maturity	5.500	DS Smith PLC	—	41,755	41,755
JPMCB	USD	(471)	04/23/26	At Maturity	International Paper Co.	5.020	—	(37,072)	(37,072)
JPMCB	USD	(198)	04/24/26	At Maturity	CoStar Group, Inc.	5.020	—	(17,798)	(17,798)
JPMCB	USD	630	04/24/26	At Maturity	5.620	Matterport, Inc.	—	40,795	40,795
JPMCB	USD	1,759	04/29/26	At Maturity	5.620	HashiCorp, Inc.	—	20,035	20,035
JPMCB	USD	1,376	05/01/26	At Maturity	0.000	Heartland Financial USA, Inc.	—	303,092	303,092
JPMCB	USD	(1,417)	05/01/26	At Maturity	UMB Financial Corp.	0.000	—	(310,794)	(310,794)
JPMCB	AUD	79	05/21/26	At Maturity	0.000	PSC Insurance Group Ltd.	—	509	509
JPMCB	USD	425	05/22/26	At Maturity	0.000	Independent Bank Group, Inc.	—	124,913	124,913
JPMCB	USD	(420)	05/22/26	At Maturity	SouthState Corp.	0.000	—	(123,548)	(123,548)
JPMCB	USD	(1,486)	05/29/26	At Maturity	ConocoPhillips	0.000	—	(134)	(134)
JPMCB	USD	1,497	05/29/26	At Maturity	0.000	Marathon Oil Corp.	—	8,589	8,589
JPMCB	USD	2,034	06/04/26	At Maturity	0.000	Stericycle, Inc.	—	10,478	10,478
JPMCB	USD	1,597	06/11/26	At Maturity	0.000	Diamond Offshore Drilling, Inc.	—	107,958	107,958
JPMCB	USD	(1,005)	06/11/26	At Maturity	Noble Corp. PLC	0.000	—	(88,490)	(88,490)
JPMCB	CAD	(628)	06/15/26	At Maturity	National Bank of Canada	0.000	—	(16,818)	(16,818)
JPMCB	CAD	610	06/15/26	At Maturity	0.000	Canadian Western Bank	—	40,625	40,625
JPMCB	DKK	401	06/22/26	At Maturity	0.000	Topdanmark AS	—	9,169	9,169
JPMCB	EUR	(397)	06/22/26	At Maturity	Sampo OYJ	0.000	—	(8,208)	(8,208)
JPMCB	USD	236	06/22/26	At Maturity	0.000	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	—	17,605	17,605
JPMCB	USD	1,310	06/22/26	At Maturity	0.000	Silk Road Medical, Inc.	—	1,944	1,944
JPMCB	USD	(552)	07/02/26	At Maturity	Boeing Co.	0.000	—	(22,154)	(22,154)
JPMCB	USD	(434)	07/02/26	At Maturity	Nokia OYJ	0.000	—	(10,350)	(10,350)
JPMCB	USD	940	07/02/26	At Maturity	0.000	Spirit AeroSystems Holdings, Inc.	—	47,395	47,395
JPMCB	USD	1,369	07/02/26	At Maturity	0.000	Infinera Corp.	—	(24,126)	(24,126)
JPMCB	USD	970	07/09/26	At Maturity	0.000	Morphic Holding, Inc.	—	17,248	17,248
JPMCB	GBP	506	07/10/26	At Maturity	0.000	Britvic PLC	—	2,549	2,549
JPMCB	CAD	280	07/16/26	At Maturity	0.000	Stelco Holdings, Inc.	—	4,610	4,610
JPMCB	USD	(27)	07/16/26	At Maturity	Cleveland-Cliffs, Inc.	0.000	—	925	925
JPMCB	CAD	(136)	07/31/26	At Maturity	Lundin Mining Corp.	0.000	—	1,077	1,077
JPMCB	CAD	430	07/31/26	At Maturity	0.000	Filo Corp.	—	(892)	(892)
JPMCB	AUD	165	08/04/26	At Maturity	0.000	Alcoa Corp.	—	(33,853)	(33,853)
JPMCB	HKD	(36)	12/31/99	Annual	China Eastern Airlines Corp. Ltd.	0.000	—	(139)	(139)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

OTC Total return swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[10]	Payments received by the Portfolio[10]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	HKD	(78)	08/20/25	Annual	Air China Ltd.	0.000%	$—	$375	$375
JPMCB	USD	(40)	08/20/25	Annual	Eva Airways Corp.	0.000	—	(1,891)	(1,891)
JPMCB	USD	2	08/20/25	Annual	0.000%	JPFUPGM SWAP COMP	—	7,839	7,839
JPMCB	USD	2	08/19/25	Annual	0.000	U.S. Pure Quality Laggards	—	(978)	(978)
JPMCB	USD	3	07/19/25	Annual	0.000	U.S. Pure Value Winners Index	—	6,819	6,819
JPMCB	USD	2	08/20/25	Annual	0.000	JP9CREDL SWAP COMP	—	1,642	1,642
JPMCB	USD	(4)	08/19/25	Annual	IT Services CFD 1.000	0.000	—	(644)	(644)
JPMCB	USD	—	08/20/25	Annual	0.000	New Media CFD 1.000	—	2,012	2,012
JPMCB	USD	(4)	08/20/25	Annual	JPFUNOI1 SWAP COMP	0.000	—	7,316	7,316
JPMCB	USD	(5)	12/31/99	Annual	Old Media CFD 1.000	0.000	—	(7,368)	(7,368)
JPMCB	USD	(2)	08/20/25	Annual	JPFUSHP2 SWAP COMP	0.000	—	(4,872)	(4,872)
JPMCB	USD	(3)	08/20/25	Annual	JPFUSOEC SWAP COMP	0.000	—	(154)	(154)
JPMCB	USD	(2)	08/26/25	Annual	JP11DXYL SWAP COMP	0.000	—	(1,316)	(1,316)
JPMCB	USD	(1)	07/19/27	At Maturity	Inflation Laggards	0.000	—	(497)	(497)
JPMCB	USD	(1)	09/02/25	Annual	Interest Rate Laggards Index	0.000	—	(841)	(841)
JPMCB	BRL	1	08/27/25	Annual	0.000	Optimized Brazil	—	54	54
JPMCB	USD	2	09/02/25	At Maturity	0.000	PTASHTECL TRS USD R E JPTASHTE INDEX	—	(3,790)	(3,790)
JPMCB	USD	—	08/26/25	Annual	S&P 500 Energy Index	0.000	—	(1,883)	(1,883)
JPMCB	USD	—	03/12/24	At Maturity	5.660	GCI Liberty, Inc.	—	329	329
JPMCB	USD	—	03/12/24	At Maturity	0.000	Mirati Therapeutics, Inc.	—	14,093	14,093
JPMCB	USD	—	04/08/24	At Maturity	5.610	Chinook Therapeutics, Inc.	—	11,268	11,268
MSCI	USD	—	08/16/24	At Maturity	0.000	S&P 500 Index	—	(8,964)	(8,964)
MSCI	USD	2	10/18/24	Monthly	0.000	MSESLRLS Index	—	1,431	1,431
MSCI	USD	2	10/18/24	Monthly	0.000	SPX Bespoke 3% threshold intraday momentum strategy	—	587	587
MSCI	USD	—	07/17/26	Annual	0.000	LS Electric Co. Ltd.	—	(14,327)	(14,327)
MSCI	USD	4	07/17/26	Annual	0.000	Samsung Heavy Industries Co. Ltd.	—	3,642	3,642
MSCI	USD	1	07/17/26	Annual	0.000	SK Hynix, Inc.	—	(14,613)	(14,613)
MSCI	USD	3	07/17/26	Annual	0.000	Shihlin Electric & Engineering Corp.	—	(5,534)	(5,534)
MSCI	USD	1	07/17/26	Annual	0.000	Fortune Electric Co. Ltd.	—	(5,625)	(5,625)
MSCI	USD	3	07/17/26	Annual	0.000	Delta Electronics, Inc.	—	80	80
MSCI	USD	3	07/17/26	Annual	0.000	Compeq Manufacturing Co. Ltd.	—	(787)	(787)
MSCI	USD	2	07/17/26	Annual	0.000	Hon Hai Precision Industry Co. Ltd.	—	(1,000)	(1,000)
MSCI	USD	1	07/17/26	Annual	0.000	Taiwan Semiconductor Manufacturing Co. Ltd.	—	(3,260)	(3,260)
MSCI	USD	(5)	07/17/26	Annual	Acer, Inc.	0.000	—	104	104
MSCI	USD	1	07/17/26	Annual	0.000	Gold Circuit Electronics Ltd.	—	(207)	(207)
MSCI	USD	4	07/17/26	Annual	0.000	Gigabyte Technology Co. Ltd.	—	(5,168)	(5,168)
MSCI	USD	2	07/17/26	Annual	0.000	Quanta Computer, Inc.	—	(3,041)	(3,041)
MSCI	USD	—	07/17/26	Annual	0.000	Hanwha Ocean Co. Ltd.	—	(61)	(61)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

OTC Total return swap agreements—(concluded)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[10]	Payments received by the Portfolio[10]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
MSCI	USD	2	07/17/26	Annual	0.000%	Asia Vital Components Co. Ltd.	$—	$(3,800)	$(3,800)
MSCI	USD	2	07/17/26	Annual	0.000	Wistron Corp.	—	(1,049)	(1,049)
MSCI	USD	1	07/17/26	Annual	0.000	Samsung Electronics Co. Ltd.	—	(1,594)	(1,594)
MSCI	USD	4	07/17/26	Annual	0.000	ITEQ Corp.	—	(2,485)	(2,485)
MSCI	USD	—	07/17/26	Annual	0.000	HD Hyundai Electric Co. Ltd.	—	(5,899)	(5,899)
MSCI	USD	—	07/17/26	Annual	0.000	HD Hyundai Heavy Industries Co. Ltd.	—	1,857	1,857
MSCI	BRL	(3)	07/16/26	Annual	JBS SA	0.000%	—	(988)	(988)
MSCI	USD	16	07/17/26	Annual	0.000	ADNOC Drilling Co. PJSC	—	(232)	(232)
MSCI	USD	250	04/22/26	Annual	0.000	MSFPACEAL TRS USD R E MSFPACE INDEX	—	250,000	250,000
MSCI	BRL	1	07/16/26	Annual	0.000	Sao Martinho SA	—	(328)	(328)
MSCI	BRL	1	07/16/26	Annual	0.000	CPFL Energia SA	—	(157)	(157)
MSCI	USD	5	07/17/26	Annual	0.000	Qatar Gas Transport Co. Ltd.	—	(197)	(197)
MSCI	USD	1	07/17/26	Annual	0.000	Banca Transilvania SA	—	33	33
							$(349)	$620,344	$620,693

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	GBP	123,000	USD	157,128	08/02/24	$(995)
BB	MYR	737,000	USD	157,482	08/05/24	(2,961)
BB	USD	152,256	CLP	145,447,000	08/05/24	2,162
BB	USD	151,178	COP	596,932,000	08/05/24	(3,895)
BB	USD	155,266	MYR	737,000	08/05/24	5,177
BB	PHP	17,642,000	USD	299,688	08/08/24	(2,484)
BB	USD	307,572	PHP	17,642,000	08/08/24	(5,400)
BB	COP	600,827,000	USD	152,765	08/09/24	4,616
BB	THB	11,358,000	USD	309,698	08/09/24	(9,124)
BB	USD	152,388	COP	600,827,000	08/09/24	(4,239)
BB	USD	142,837	MXN	2,599,000	08/09/24	(3,492)
BB	NOK	1,673,000	USD	158,375	08/12/24	5,000
BB	IDR	2,472,518,000	USD	151,726	08/13/24	(287)
BB	CLP	142,566,000	USD	153,964	08/16/24	2,617
BB	COP	600,337,000	USD	150,631	08/16/24	2,725
BB	GBP	123,000	USD	156,643	08/16/24	(1,501)
BB	THB	11,323,000	USD	310,675	08/16/24	(7,342)
BB	USD	153,698	BRL	796,000	08/16/24	(13,172)
BB	USD	155,402	CLP	142,566,000	08/16/24	(4,055)
BB	USD	309,279	THB	11,323,000	08/16/24	8,738
BB	BRL	796,000	USD	145,723	08/23/24	5,290
BB	JPY	24,373,000	USD	158,175	08/23/24	(5,031)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	154,558	BRL	796,000	08/23/24	$(14,125)
BB	USD	138,390	MXN	2,579,000	08/23/24	(415)
BB	CAD	211,000	USD	154,811	08/29/24	1,865
BB	USD	151,741	PEN	579,000	08/29/24	3,142
BB	USD	154,601	GBP	121,000	08/30/24	993
BB	USD	156,728	SEK	1,636,000	08/30/24	(3,745)
BB	USD	154,202	PHP	9,080,000	09/05/24	1,226
BB	MXN	2,764,000	USD	151,251	09/06/24	3,698
BB	MYR	726,000	USD	153,967	09/06/24	(4,431)
BB	USD	153,767	CHF	138,000	09/06/24	4,054
BB	USD	151,424	COP	597,935,000	09/06/24	(4,495)
BB	USD	307,862	IDR	5,019,562,000	09/06/24	516
BB	USD	148,660	MXN	2,764,000	09/06/24	(1,106)
BB	USD	150,545	PEN	576,000	09/06/24	3,529
BB	USD	154,011	THB	5,654,000	09/06/24	5,053
BB	COP	602,850,000	USD	148,340	09/13/24	378
BB	USD	150,681	COP	602,850,000	09/13/24	(2,718)
BB	USD	152,853	GBP	120,000	09/13/24	1,472
BB	IDR	1,281,630,000	USD	79,574	09/20/24	876
BB	MXN	2,811,000	USD	150,087	09/23/24	420
BB	USD	150,602	BRL	825,000	09/23/24	(5,534)
BB	USD	152,736	PEN	578,000	09/23/24	1,857
BB	CLP	37,126,000	USD	40,767	09/27/24	1,366
BB	HUF	41,820,000	USD	116,060	09/27/24	1,390
BB	IDR	1,285,640,000	USD	79,806	09/27/24	884
BB	USD	153,703	SEK	1,602,000	09/27/24	(3,683)
BB	USD	115,476	THB	4,162,000	09/27/24	1,807
BB	IDR	1,289,100,000	USD	80,000	10/07/24	896
BB	THB	5,642,000	USD	153,974	10/07/24	(5,136)
BB	USD	40,857	CLP	37,208,000	10/07/24	(1,373)
BB	CLP	144,314,000	USD	154,203	10/11/24	1,067
BB	IDR	1,280,760,000	USD	79,474	10/11/24	892
BB	USD	40,681	CLP	37,045,000	10/11/24	(1,371)
BB	USD	304,576	COP	1,242,892,000	10/11/24	(848)
BB	GBP	69,000	USD	88,958	10/16/24	203
BB	SEK	267,400	USD	25,179	10/16/24	112
BB	USD	129,697	GBP	100,600	10/16/24	(295)
BB	USD	111,761	KRW	153,919,000	10/18/24	548
BB	CLP	104,321,000	USD	110,105	10/25/24	(574)
BB	EUR	102,000	USD	111,259	10/25/24	433
BNP	NZD	260,000	USD	154,690	08/02/24	(49)
BNP	USD	160,150	NZD	260,000	08/02/24	(5,411)
BNP	BRL	790,000	USD	152,641	08/05/24	13,018
BNP	EUR	144,000	USD	155,187	08/05/24	(678)
BNP	USD	154,472	CAD	211,000	08/08/24	(1,616)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	NZD	256,000	USD	153,757	08/09/24	$1,400
BNP	PEN	574,000	USD	153,592	08/09/24	32
BNP	USD	157,667	NZD	256,000	08/09/24	(5,309)
BNP	CHF	280,000	USD	311,720	08/12/24	(7,542)
BNP	SEK	1,672,000	USD	154,660	08/12/24	(1,543)
BNP	SGD	416,000	USD	308,618	08/12/24	(2,752)
BNP	SEK	1,678,000	USD	155,077	08/16/24	(1,720)
BNP	SGD	418,000	USD	310,224	08/16/24	(2,706)
BNP	TWD	5,002,000	USD	155,330	08/16/24	2,923
BNP	USD	154,768	AUD	234,000	08/16/24	(1,688)
BNP	USD	157,264	CHF	140,000	08/16/24	2,443
BNP	USD	153,871	HUF	55,287,000	08/16/24	(2,094)
BNP	USD	160,557	SEK	1,678,000	08/16/24	(3,761)
BNP	EUR	144,000	USD	157,073	08/23/24	1,078
BNP	SEK	1,667,000	USD	156,776	08/23/24	951
BNP	USD	155,150	AUD	234,000	08/23/24	(2,041)
BNP	USD	152,946	CLP	138,575,000	08/23/24	(5,841)
BNP	USD	155,930	TWD	5,040,000	08/23/24	(2,249)
BNP	SGD	420,000	USD	313,072	08/26/24	(1,514)
BNP	USD	155,126	CAD	211,000	08/29/24	(2,180)
BNP	JPY	24,281,000	USD	156,869	08/30/24	(5,889)
BNP	NZD	251,000	USD	154,603	08/30/24	5,213
BNP	SEK	1,636,000	USD	155,762	08/30/24	2,779
BNP	USD	154,121	BRL	800,000	08/30/24	(13,075)
BNP	USD	153,845	TWD	4,979,000	08/30/24	(1,909)
BNP	CLP	139,580,000	USD	147,661	09/06/24	(499)
BNP	NZD	251,000	USD	154,583	09/06/24	5,191
BNP	USD	307,162	SGD	416,000	09/06/24	4,598
BNP	AUD	464,000	USD	307,122	09/13/24	3,362
BNP	CHF	137,000	USD	154,386	09/13/24	(2,420)
BNP	USD	305,776	TWD	9,928,000	09/13/24	(2,360)
BNP	AUD	460,000	USD	305,226	09/20/24	4,036
BNP	GBP	89,000	USD	115,460	09/20/24	996
BNP	SEK	1,188,000	USD	112,207	09/20/24	996
BNP	TWD	4,932,000	USD	152,825	09/20/24	1,982
BNP	USD	230,798	AUD	342,000	09/20/24	(6,870)
BNP	USD	152,016	CHF	135,000	09/20/24	2,627
BNP	USD	39,350	JPY	6,179,000	09/20/24	2,197
BNP	USD	79,206	SGD	106,000	09/20/24	286
BNP	ZAR	710,000	USD	39,217	09/20/24	381
BNP	BRL	613,000	USD	112,137	09/23/24	4,347
BNP	COP	467,345,000	USD	117,006	09/23/24	2,494
BNP	PEN	430,000	USD	115,425	09/23/24	416
BNP	CLP	107,502,000	USD	113,492	09/27/24	(599)
BNP	COP	465,043,000	USD	114,748	09/27/24	877

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	TWD	4,962,000	USD	153,559	09/27/24	$1,684
BNP	USD	225,542	AUD	340,000	09/27/24	(2,888)
BNP	USD	154,773	CHF	137,000	09/27/24	2,288
BNP	USD	39,912	JPY	6,261,000	09/27/24	2,229
BNP	USD	79,230	SGD	106,000	09/27/24	286
BNP	ZAR	711,000	USD	39,251	09/27/24	381
BNP	ZAR	2,060,000	USD	111,281	09/27/24	(1,337)
BNP	SEK	1,212,000	USD	112,463	10/07/24	(1,096)
BNP	SGD	416,000	USD	307,600	10/07/24	(4,616)
BNP	USD	115,185	EUR	106,000	10/07/24	(112)
BNP	USD	79,268	SGD	106,000	10/07/24	288
BNP	ZAR	724,000	USD	39,937	10/07/24	388
BNP	CZK	3,596,000	USD	153,463	10/08/24	33
BNP	USD	224,228	AUD	342,000	10/08/24	(210)
BNP	TWD	4,997,000	USD	154,104	10/11/24	931
BNP	USD	39,555	CHF	35,000	10/11/24	636
BNP	USD	307,786	NOK	3,262,000	10/11/24	(8,342)
BNP	USD	154,221	SEK	1,620,000	10/11/24	(2,402)
BNP	USD	79,282	SGD	106,000	10/11/24	288
BNP	ZAR	714,000	USD	39,374	10/11/24	383
BNP	CHF	37,400	USD	42,778	10/16/24	(195)
BNP	GBP	3,400	USD	4,395	10/16/24	22
BNP	SEK	464,700	USD	43,191	10/16/24	(370)
BNP	USD	23,592	CHF	20,600	10/16/24	78
BNP	USD	42,789	GBP	33,100	10/16/24	(212)
BNP	USD	7,981	SEK	86,100	10/16/24	91
BNP	AUD	165,000	USD	111,410	10/18/24	3,310
BNP	CHF	100,000	USD	112,924	10/18/24	(2,003)
BNP	USD	220,640	BRL	1,210,000	10/18/24	(8,478)
BNP	USD	218,858	COP	877,650,000	10/18/24	(4,580)
BNP	USD	111,579	GBP	86,000	10/18/24	(956)
BNP	AUD	167,000	USD	110,838	10/25/24	1,413
BNP	CHF	99,000	USD	112,265	10/25/24	(1,606)
BNP	USD	217,488	COP	885,184,000	10/25/24	(1,564)
BNP	USD	109,488	ZAR	2,031,000	10/25/24	1,300
BNP	AUD	168,000	USD	110,190	11/01/24	95
BNP	EUR	101,000	USD	109,882	11/01/24	107
BOA	PEN	433,000	USD	115,181	09/27/24	(627)
BOA	USD	152,596	PEN	582,000	09/27/24	3,063
BOA	USD	112,725	TWD	3,688,000	09/27/24	156
BOA	USD	153,705	PEN	588,000	10/07/24	3,553
BOA	USD	153,744	PEN	581,000	10/11/24	1,640
BOA	DKK	502,100	USD	73,792	10/16/24	662
BOA	GBP	3,700	USD	4,808	10/16/24	48
BOA	NOK	397,400	USD	36,976	10/16/24	492

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BOA	USD	12,014	DKK	82,300	10/16/24	$(27)
BOA	USD	7,277	GBP	5,600	10/16/24	(74)
CITI	BRL	782,000	USD	147,624	08/09/24	9,478
CITI	USD	153,738	CLP	143,258,000	08/09/24	(1,651)
CITI	EUR	143,000	USD	154,987	08/16/24	125
CITI	GBP	123,000	USD	156,099	08/23/24	(2,056)
CITI	USD	154,879	EUR	144,000	08/23/24	1,117
CITI	USD	155,715	JPY	24,373,000	08/23/24	7,490
CITI	USD	156,404	NZD	256,000	08/23/24	(4,040)
CITI	USD	155,487	INR	12,994,000	08/26/24	(406)
CITI	BRL	800,000	USD	146,831	08/30/24	5,785
CITI	CLP	139,568,000	USD	147,877	08/30/24	(277)
CITI	INR	12,903,000	USD	154,238	09/06/24	295
CITI	JPY	23,993,000	USD	156,899	09/06/24	(4,096)
CITI	USD	305,348	BRL	1,622,000	09/06/24	(19,582)
CITI	USD	152,915	NZD	250,000	09/13/24	(4,118)
CITI	INR	9,440,000	USD	112,721	09/20/24	145
CITI	JPY	24,072,000	USD	154,445	09/20/24	(7,411)
CITI	PHP	4,582,000	USD	78,698	09/20/24	276
CITI	USD	80,068	AUD	118,000	09/20/24	(2,806)
CITI	USD	152,322	GBP	120,000	09/20/24	2,011
CITI	PHP	2,307,000	USD	39,622	09/26/24	140
CITI	BRL	612,000	USD	108,567	09/27/24	1,002
CITI	GBP	89,000	USD	115,017	09/27/24	548
CITI	USD	80,080	AUD	118,000	09/27/24	(2,804)
CITI	USD	150,784	BRL	824,000	09/27/24	(5,958)
CITI	USD	153,224	CLP	144,628,000	09/27/24	269
CITI	USD	229,566	SGD	308,000	09/27/24	1,484
CITI	PHP	4,624,000	USD	79,412	10/03/24	282
CITI	CLP	144,947,000	USD	152,943	10/07/24	(872)
CITI	GBP	90,000	USD	115,785	10/07/24	22
CITI	USD	152,755	INR	12,792,000	10/07/24	(290)
CITI	USD	231,384	SGD	310,000	10/07/24	1,276
CITI	ZAR	2,097,000	USD	113,683	10/07/24	(869)
CITI	USD	80,096	AUD	118,000	10/08/24	(2,804)
CITI	USD	153,561	CAD	209,000	10/10/24	(1,875)
CITI	USD	80,100	AUD	118,000	10/11/24	(2,804)
CITI	EUR	166,000	USD	180,696	10/16/24	410
CITI	GBP	1,149,147	USD	1,492,364	10/16/24	14,208
CITI	USD	219,340	EUR	201,500	10/16/24	(497)
CITI	EUR	102,000	USD	111,668	10/18/24	879
CITI	USD	110,836	INR	9,292,000	10/21/24	(146)
CITI	SGD	149,000	USD	111,202	10/25/24	(720)
CITI	USD	218,580	BRL	1,236,000	10/25/24	(2,032)
CITI	USD	111,153	GBP	86,000	10/25/24	(526)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
CITI	SGD	148,000	USD	110,597	11/01/24	$(612)
CITI	USD	109,366	GBP	85,000	11/01/24	(22)
CITI	USD	108,920	ZAR	2,013,000	11/01/24	826
GS	USD	157,078	EUR	144,000	08/05/24	(1,213)
GS	USD	155,745	MXN	2,625,000	08/05/24	(14,917)
GS	USD	153,378	ZAR	2,887,000	08/05/24	5,101
GS	ZAR	2,887,000	USD	155,894	08/05/24	(2,585)
GS	USD	159,058	PLN	622,000	08/06/24	(2,141)
GS	MXN	2,599,000	USD	151,768	08/09/24	12,423
GS	PLN	617,000	USD	153,841	08/09/24	(1,810)
GS	USD	311,468	THB	11,358,000	08/09/24	7,352
GS	USD	154,293	NOK	1,673,000	08/12/24	(918)
GS	USD	309,564	SGD	416,000	08/12/24	1,806
GS	ZAR	2,842,000	USD	150,655	08/12/24	(5,267)
GS	CHF	140,000	USD	155,852	08/16/24	(3,855)
GS	MXN	2,589,000	USD	152,085	08/16/24	13,426
GS	USD	139,234	MXN	2,589,000	08/16/24	(575)
GS	USD	153,381	ZAR	2,841,000	08/16/24	2,438
GS	CAD	426,000	USD	310,358	08/22/24	1,626
GS	NOK	1,666,000	USD	156,162	08/23/24	3,387
GS	USD	156,358	NOK	1,666,000	08/23/24	(3,583)
GS	USD	159,440	SEK	1,667,000	08/23/24	(3,615)
GS	USD	154,834	ZAR	2,838,000	08/23/24	737
GS	ZAR	2,838,000	USD	155,783	08/23/24	212
GS	MXN	2,583,000	USD	152,658	08/30/24	14,618
GS	USD	141,709	MXN	2,583,000	08/30/24	(3,669)
GS	USD	153,266	ZAR	2,844,000	08/30/24	2,550
GS	SGD	416,000	USD	309,936	09/06/24	(1,824)
GS	THB	5,654,000	USD	155,347	09/06/24	(3,717)
GS	SEK	1,617,000	USD	152,497	09/09/24	1,213
GS	MXN	2,829,000	USD	151,470	09/13/24	611
GS	USD	155,341	MXN	2,829,000	09/13/24	(4,482)
GS	USD	152,610	NOK	1,627,000	09/20/24	(3,316)
GS	USD	153,070	SEK	1,598,000	09/20/24	(3,478)
GS	USD	151,519	ZAR	2,766,000	09/20/24	(222)
GS	ZAR	2,056,000	USD	112,448	09/20/24	(13)
GS	USD	116,599	MXN	2,089,000	09/23/24	(5,373)
GS	CAD	156,000	USD	112,907	10/03/24	(291)
GS	USD	154,042	SEK	1,631,000	10/07/24	(1,225)
GS	USD	153,836	CZK	3,596,000	10/08/24	(405)
GS	USD	39,470	CZK	918,000	10/11/24	(298)
GS	CHF	1,441,419	EUR	1,487,000	10/16/24	(41,214)
GS	USD	110,242	ZAR	2,020,000	10/18/24	7
GS	CNY	797,000	USD	110,474	11/01/24	(982)
GS	CZK	2,577,000	USD	110,139	11/01/24	98

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GSI	PHP	8,917,000	USD	153,755	08/02/24	$1,002
GSI	USD	154,394	PHP	8,917,000	08/02/24	(1,641)
GSI	CLP	145,447,000	USD	162,053	08/05/24	7,635
GSI	COP	596,932,000	USD	153,444	08/05/24	6,161
GSI	INR	25,773,000	USD	309,174	08/05/24	1,386
GSI	USD	152,225	BRL	790,000	08/05/24	(12,602)
GSI	USD	307,836	INR	25,773,000	08/05/24	(48)
GSI	USD	156,954	TWD	5,031,000	08/05/24	(3,846)
GSI	CLP	143,258,000	USD	157,991	08/09/24	5,903
GSI	USD	306,836	INR	25,711,000	08/09/24	175
GSI	USD	154,774	KRW	209,519,000	08/09/24	(2,524)
GSI	USD	153,746	PEN	574,000	08/09/24	(186)
GSI	USD	154,210	TWD	4,985,000	08/09/24	(2,437)
GSI	PHP	8,925,000	USD	151,598	08/15/24	(1,245)
GSI	IDR	2,485,628,000	USD	152,129	08/16/24	(677)
GSI	INR	25,780,000	USD	307,998	08/16/24	228
GSI	USD	152,863	COP	600,337,000	08/16/24	(4,957)
GSI	USD	153,823	IDR	2,485,628,000	08/16/24	(1,018)
GSI	USD	307,674	INR	25,780,000	08/16/24	96
GSI	USD	155,238	PHP	9,053,000	08/22/24	(228)
GSI	CLP	138,575,000	USD	148,204	08/23/24	1,099
GSI	COP	595,331,000	USD	144,654	08/23/24	(1,898)
GSI	USD	153,810	COP	595,331,000	08/23/24	(7,258)
GSI	INR	12,994,000	USD	155,397	08/26/24	317
GSI	IDR	4,993,106,000	USD	303,698	08/28/24	(3,144)
GSI	USD	311,136	IDR	4,993,106,000	08/28/24	(4,294)
GSI	PHP	8,970,000	USD	152,517	08/29/24	(1,047)
GSI	USD	154,626	PHP	8,970,000	08/29/24	(1,061)
GSI	COP	599,350,000	USD	145,958	08/30/24	(1,462)
GSI	IDR	4,979,700,000	USD	303,566	08/30/24	(2,434)
GSI	INR	12,872,000	USD	153,962	08/30/24	356
GSI	TWD	4,979,000	USD	155,613	08/30/24	3,677
GSI	USD	155,507	CLP	139,568,000	08/30/24	(7,352)
GSI	USD	153,436	COP	599,350,000	08/30/24	(6,016)
GSI	USD	154,270	INR	12,872,000	08/30/24	(664)
GSI	PHP	9,080,000	USD	154,296	09/05/24	(1,131)
GSI	BRL	1,622,000	USD	285,766	09/06/24	0
GSI	COP	597,935,000	USD	143,029	09/06/24	(3,900)
GSI	PEN	576,000	USD	154,299	09/06/24	225
GSI	TWD	10,012,000	USD	310,314	09/06/24	4,562
GSI	USD	153,941	CLP	139,580,000	09/06/24	(5,780)
GSI	USD	155,051	MYR	726,000	09/06/24	3,348
GSI	BRL	1,640,000	USD	298,578	09/13/24	9,872
GSI	INR	12,801,000	USD	152,999	09/13/24	307
GSI	PHP	8,993,000	USD	153,855	09/13/24	(70)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GSI	USD	305,318	IDR	4,991,956,000	09/13/24	$1,284
GSI	USD	152,797	INR	12,801,000	09/13/24	(105)
GSI	USD	152,693	PHP	8,993,000	09/13/24	1,233
GSI	IDR	3,711,084,000	USD	228,994	09/20/24	1,122
GSI	PHP	13,266,000	USD	226,990	09/20/24	(56)
GSI	USD	303,472	IDR	4,992,714,000	09/20/24	3,098
GSI	USD	151,749	INR	12,700,000	09/20/24	(295)
GSI	USD	39,162	TWD	1,266,000	09/20/24	(442)
GSI	BRL	212,000	USD	38,732	09/23/24	1,454
GSI	COP	161,399,000	USD	40,241	09/23/24	694
GSI	PEN	148,000	USD	39,274	09/23/24	(310)
GSI	USD	152,132	COP	628,744,000	09/23/24	1,927
GSI	PHP	6,681,000	USD	114,178	09/26/24	(160)
GSI	USD	152,769	PHP	8,988,000	09/26/24	1,051
GSI	BRL	212,000	USD	38,700	09/27/24	1,439
GSI	COP	160,604,000	USD	40,004	09/27/24	679
GSI	IDR	3,722,696,000	USD	229,202	09/27/24	676
GSI	INR	9,483,000	USD	113,057	09/27/24	(7)
GSI	PEN	149,000	USD	39,539	09/27/24	(312)
GSI	USD	151,747	COP	625,647,000	09/27/24	1,450
GSI	USD	305,070	IDR	5,008,336,000	09/27/24	2,378
GSI	USD	152,456	INR	12,758,000	09/27/24	(345)
GSI	USD	39,426	TWD	1,274,000	09/27/24	(432)
GSI	PHP	13,386,000	USD	227,940	10/03/24	(1,132)
GSI	USD	305,954	PHP	18,010,000	10/03/24	2,246
GSI	BRL	223,000	USD	40,680	10/07/24	1,530
GSI	COP	163,274,000	USD	40,618	10/07/24	697
GSI	COP	472,774,000	USD	114,342	10/07/24	(1,250)
GSI	PEN	588,000	USD	156,859	10/07/24	(399)
GSI	USD	152,280	BRL	867,000	10/07/24	(70)
GSI	USD	112,467	CLP	107,739,000	10/07/24	1,864
GSI	USD	151,515	COP	636,048,000	10/07/24	3,998
GSI	USD	113,525	TWD	3,715,000	10/07/24	303
GSI	USD	39,726	TWD	1,283,000	10/07/24	(415)
GSI	BRL	216,000	USD	39,370	10/11/24	1,466
GSI	COP	319,050,000	USD	79,296	10/11/24	1,330
GSI	PEN	149,000	USD	39,538	10/11/24	(311)
GSI	USD	152,463	BRL	840,000	10/11/24	(5,060)
GSI	USD	153,056	INR	12,818,000	10/11/24	(305)
GSI	USD	39,735	TWD	1,283,000	10/11/24	(407)
GSI	USD	111,014	PHP	6,490,000	10/17/24	33
GSI	CLP	101,084,000	USD	109,802	10/18/24	2,548
GSI	USD	221,794	IDR	3,597,044,000	10/18/24	(1,158)
GSI	USD	110,591	PHP	6,473,000	10/24/24	159
GSI	USD	220,922	IDR	3,591,078,000	10/25/24	(714)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GSI	USD	110,403	INR	9,270,000	10/25/24	$8
GSI	USD	109,700	PHP	6,444,000	10/31/24	546
GSI	TWD	3,610,000	USD	110,506	11/01/24	(396)
GSI	USD	215,226	COP	893,502,000	11/01/24	2,530
GSI	CLP	105,020,000	USD	109,598	11/04/24	(1,808)
GSI	USD	109,567	PEN	410,000	11/04/24	80
HSBC	HUF	56,264,000	USD	158,960	08/05/24	4,447
HSBC	MXN	2,625,000	USD	152,270	08/05/24	11,443
HSBC	SGD	420,000	USD	309,982	08/05/24	(4,270)
HSBC	THB	11,447,000	USD	310,476	08/05/24	(10,741)
HSBC	USD	153,877	HUF	56,264,000	08/05/24	636
HSBC	USD	312,578	SGD	420,000	08/05/24	1,676
HSBC	USD	313,914	THB	11,447,000	08/05/24	7,302
HSBC	BRL	796,000	USD	147,493	08/16/24	6,967
HSBC	HUF	55,287,000	USD	150,443	08/16/24	(1,333)
HSBC	USD	154,321	EUR	143,000	08/16/24	541
HSBC	USD	309,836	SGD	418,000	08/16/24	3,092
HSBC	USD	154,919	TWD	5,002,000	08/16/24	(2,512)
HSBC	KRW	211,180,000	USD	153,646	08/19/24	99
HSBC	PHP	9,053,000	USD	154,239	08/22/24	(771)
HSBC	MXN	2,579,000	USD	153,685	08/23/24	15,710
HSBC	THB	11,339,000	USD	313,916	08/26/24	(4,805)
HSBC	USD	311,200	SGD	420,000	08/26/24	3,386
HSBC	PEN	579,000	USD	154,549	08/29/24	(334)
HSBC	SGD	418,000	USD	311,464	08/30/24	(1,686)
HSBC	THB	11,336,000	USD	311,396	08/30/24	(7,342)
HSBC	USD	309,018	IDR	4,979,700,000	08/30/24	(3,018)
HSBC	USD	153,772	JPY	24,281,000	08/30/24	8,987
HSBC	USD	309,976	SGD	418,000	08/30/24	3,176
HSBC	IDR	5,019,562,000	USD	305,744	09/06/24	(2,634)
HSBC	USD	154,441	GBP	121,000	09/06/24	1,162
HSBC	USD	307,310	TWD	10,012,000	09/06/24	(1,558)
HSBC	HUF	56,065,000	USD	153,108	09/13/24	(677)
HSBC	IDR	4,991,956,000	USD	306,568	09/13/24	(34)
HSBC	SGD	414,000	USD	307,286	09/13/24	(3,078)
HSBC	TWD	9,928,000	USD	308,018	09/13/24	4,602
HSBC	USD	302,992	BRL	1,640,000	09/13/24	(14,288)
HSBC	USD	153,800	CHF	137,000	09/13/24	3,005
HSBC	USD	152,461	HUF	56,065,000	09/13/24	1,324
HSBC	USD	153,862	KRW	211,185,000	09/13/24	(85)
HSBC	USD	307,494	SGD	414,000	09/13/24	2,868
HSBC	SGD	412,000	USD	305,636	09/20/24	(3,328)
HSBC	USD	303,994	PHP	17,848,000	09/20/24	1,474
HSBC	USD	115,688	THB	4,165,000	09/20/24	1,614
HSBC	JPY	24,389,000	USD	155,105	09/27/24	(9,051)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
HSBC	SGD	414,000	USD	307,406	09/27/24	$(3,162)
HSBC	CAD	54,000	USD	39,731	10/03/24	547
HSBC	USD	153,275	CAD	210,000	10/03/24	(893)
HSBC	BRL	644,000	USD	113,335	10/07/24	275
HSBC	EUR	143,000	USD	153,984	10/07/24	(1,257)
HSBC	IDR	3,732,716,000	USD	228,182	10/07/24	(872)
HSBC	INR	9,508,000	USD	113,319	10/07/24	(4)
HSBC	TWD	4,998,000	USD	153,662	10/07/24	522
HSBC	USD	305,636	IDR	5,021,816,000	10/07/24	2,522
HSBC	USD	117,197	THB	4,194,000	10/07/24	1,078
HSBC	CAD	54,000	USD	39,738	10/10/24	546
HSBC	CHF	138,000	USD	155,431	10/11/24	(3,037)
HSBC	EUR	142,000	USD	154,337	10/11/24	153
HSBC	SGD	414,000	USD	307,882	10/11/24	(2,890)
HSBC	USD	153,071	HUF	56,098,000	10/11/24	693
HSBC	USD	306,200	IDR	4,989,324,000	10/11/24	(82)
HSBC	CHF	134,400	USD	151,957	10/16/24	(2,468)
HSBC	EUR	1,902,467	USD	2,084,981	10/16/24	18,790
HSBC	EUR	6,400	USD	6,943	10/16/24	(6)
HSBC	GBP	1,700	USD	2,181	10/16/24	(5)
HSBC	SEK	1,147,215	USD	109,055	10/16/24	1,515
HSBC	USD	5,375	CHF	4,700	10/16/24	25
HSBC	USD	7,920	EUR	7,300	10/16/24	8
HSBC	USD	1,635,059	EUR	1,491,900	10/16/24	(14,768)
HSBC	USD	19,630	GBP	15,300	10/16/24	50
HSBC	THB	4,017,000	USD	111,768	10/18/24	(1,609)
HSBC	USD	216,434	BRL	1,234,000	11/01/24	(406)
HSBC	USD	218,804	IDR	3,581,992,000	11/01/24	788
HSBC	USD	109,530	INR	9,200,000	11/04/24	5
JPMCB	USD	154,473	GBP	123,000	08/02/24	3,650
JPMCB	USD	311,908	CHF	282,000	08/05/24	9,368
JPMCB	CAD	211,000	USD	154,255	08/08/24	1,399
JPMCB	USD	156,443	GBP	123,000	08/23/24	1,712
JPMCB	AUD	1,845	USD	1,211	08/30/24	3
JPMCB	AUD	42,917	USD	27,607	08/30/24	(480)
JPMCB	CHF	141,000	USD	156,397	08/30/24	(4,721)
JPMCB	CNH	15,796,464	USD	2,181,832	08/30/24	(9,574)
JPMCB	CZK	5,812,764	USD	248,819	08/30/24	1,126
JPMCB	EUR	38,000	CZK	966,186	08/30/24	(8)
JPMCB	EUR	4,554	USD	4,951	08/30/24	16
JPMCB	GBP	3,019	USD	3,887	08/30/24	5
JPMCB	JPY	12,731,724	USD	82,897	08/30/24	(2,445)
JPMCB	MXN	5,397,831	USD	292,106	08/30/24	3,636
JPMCB	MXN	1,000,250	USD	53,000	08/30/24	(455)
JPMCB	NOK	1,950,960	USD	184,348	08/30/24	5,410

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
JPMCB	NOK	2,118,998	USD	192,707	08/30/24	$(1,643)
JPMCB	SEK	1,278,350	USD	118,582	08/30/24	(956)
JPMCB	SGD	469,820	USD	350,255	08/30/24	(1,718)
JPMCB	USD	292,418	CNH	2,116,143	08/30/24	1,149
JPMCB	USD	84,000	CZK	1,962,488	08/30/24	(375)
JPMCB	USD	69,566	HUF	25,096,425	08/30/24	(701)
JPMCB	USD	82,658	JPY	12,731,724	08/30/24	2,684
JPMCB	USD	774,000	MXN	14,583,847	08/30/24	5,386
JPMCB	USD	1,655,000	MXN	30,865,323	08/30/24	(5,503)
JPMCB	USD	153,795	NZD	251,000	08/30/24	(4,404)
JPMCB	USD	291,530	PLN	1,149,529	08/30/24	(1,600)
JPMCB	USD	138,422	SEK	1,493,282	08/30/24	1,215
JPMCB	USD	10,000	SGD	13,417	08/30/24	52
JPMCB	USD	25,738	ZAR	470,751	08/30/24	53
JPMCB	CNY	1,120,000	USD	155,564	09/06/24	(38)
JPMCB	USD	153,926	CNY	1,120,000	09/06/24	1,677
JPMCB	USD	149,907	JPY	23,993,000	09/06/24	11,087
JPMCB	USD	152,006	NZD	251,000	09/06/24	(2,614)
JPMCB	JPY	24,106,000	USD	155,320	09/13/24	(6,599)
JPMCB	USD	151,129	JPY	24,106,000	09/13/24	10,789
JPMCB	BRL	4,502,764	USD	813,250	09/18/24	21,034
JPMCB	BRL	212,184	USD	37,232	09/18/24	(99)
JPMCB	COP	199,983,000	USD	50,000	09/18/24	958
JPMCB	COP	624,283,640	USD	153,000	09/18/24	(95)
JPMCB	IDR	7,309,918,929	USD	451,199	09/18/24	2,313
JPMCB	IDR	1,504,146,468	USD	92,153	09/18/24	(214)
JPMCB	INR	9,609,669	USD	114,636	09/18/24	28
JPMCB	INR	8,626,985	USD	102,868	09/18/24	(19)
JPMCB	PHP	583,338	USD	10,000	09/18/24	16
JPMCB	PHP	39,256,717	USD	671,698	09/18/24	(192)
JPMCB	THB	27,754,488	USD	769,235	09/18/24	(12,317)
JPMCB	TWD	56,207,328	USD	1,728,226	09/18/24	9,520
JPMCB	TWD	7,395,263	USD	225,653	09/18/24	(481)
JPMCB	USD	644,077	BRL	3,539,721	09/18/24	(21,300)
JPMCB	USD	99,690	COP	407,870,000	09/18/24	332
JPMCB	USD	49,277	COP	199,983,000	09/18/24	(235)
JPMCB	USD	15,000	EGP	733,925	09/18/24	(164)
JPMCB	USD	1,225,000	INR	102,556,568	09/18/24	(1,887)
JPMCB	USD	60,455	PHP	3,542,396	09/18/24	174
JPMCB	USD	1,091,817	THB	39,088,310	09/18/24	8,890
JPMCB	USD	135,000	TWD	4,418,499	09/18/24	109
JPMCB	USD	438,215	TWD	14,259,824	09/18/24	(2,178)
JPMCB	KRW	41,060,100	USD	30,000	09/19/24	91
JPMCB	KRW	940,686,036	USD	682,299	09/19/24	(2,921)
JPMCB	USD	488,090	KRW	672,473,863	09/19/24	1,757

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
JPMCB	GBP	31,000	USD	40,063	09/20/24	$193
JPMCB	NOK	418,000	USD	39,068	09/20/24	713
JPMCB	USD	113,966	JPY	17,893,000	09/20/24	6,343
JPMCB	USD	228,310	SGD	306,000	09/20/24	1,164
JPMCB	CLP	45,640,666	USD	48,736	09/23/24	296
JPMCB	CLP	55,128,421	USD	57,949	09/23/24	(561)
JPMCB	USD	120,000	CLP	109,537,598	09/23/24	(3,744)
JPMCB	AUD	458,000	USD	305,970	09/27/24	6,040
JPMCB	GBP	31,000	USD	40,064	09/27/24	192
JPMCB	SEK	1,191,000	USD	111,169	09/27/24	(363)
JPMCB	USD	117,148	JPY	18,128,000	09/27/24	4,867
JPMCB	AUD	95,442	USD	63,610	09/30/24	1,104
JPMCB	GBP	31,000	USD	40,065	10/07/24	192
JPMCB	USD	40,377	EUR	37,000	10/07/24	(210)
JPMCB	GBP	31,000	USD	40,066	10/11/24	192
JPMCB	NOK	838,000	USD	78,352	10/11/24	1,426
JPMCB	THB	5,587,000	USD	154,422	10/11/24	(3,185)
JPMCB	USD	39,293	EUR	36,000	10/11/24	(204)
JPMCB	SGD	149,000	USD	111,315	10/18/24	(571)
JPMCB	USD	110,988	NOK	1,220,000	10/25/24	1,032
JPMCB	USD	110,078	NOK	1,207,000	11/01/24	761
JPMCB	GBP	44,087	USD	55,812	12/31/24	(911)
MSCI	CHF	282,000	USD	312,928	08/05/24	(8,348)
MSCI	NOK	1,702,000	USD	162,503	08/05/24	6,496
MSCI	TWD	5,031,000	USD	155,044	08/05/24	1,937
MSCI	USD	154,900	NOK	1,702,000	08/05/24	1,106
MSCI	PLN	622,000	USD	154,274	08/06/24	(2,644)
MSCI	INR	25,711,000	USD	306,627	08/09/24	(384)
MSCI	KRW	209,519,000	USD	152,485	08/09/24	235
MSCI	TWD	4,985,000	USD	154,642	08/09/24	2,868
MSCI	USD	156,021	PLN	617,000	08/09/24	(370)
MSCI	USD	315,646	CHF	280,000	08/12/24	3,616
MSCI	USD	160,014	SEK	1,672,000	08/12/24	(3,810)
MSCI	USD	152,802	ZAR	2,842,000	08/12/24	3,120
MSCI	USD	153,505	IDR	2,472,518,000	08/13/24	(1,491)
MSCI	CNY	568,602	USD	79,733	08/15/24	934
MSCI	USD	154,153	PHP	8,925,000	08/15/24	(1,310)
MSCI	AUD	234,000	USD	155,089	08/16/24	2,009
MSCI	MYR	728,000	USD	154,331	08/16/24	(4,273)
MSCI	NOK	1,670,000	USD	156,926	08/16/24	3,810
MSCI	NZD	256,000	USD	154,194	08/16/24	1,833
MSCI	USD	154,434	GBP	123,000	08/16/24	3,710
MSCI	USD	155,022	MYR	728,000	08/16/24	3,583
MSCI	USD	154,805	NOK	1,670,000	08/16/24	(1,689)
MSCI	USD	156,795	NZD	256,000	08/16/24	(4,434)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	ZAR	2,841,000	USD	151,159	08/16/24	$(4,659)
MSCI	USD	155,232	KRW	211,180,000	08/19/24	(1,686)
MSCI	USD	48,489	KRW	65,887,204	08/20/24	(580)
MSCI	USD	312,924	CAD	426,000	08/22/24	(4,192)
MSCI	AUD	234,000	USD	156,330	08/23/24	3,222
MSCI	CHF	142,000	USD	157,681	08/23/24	(4,444)
MSCI	KRW	212,622,000	USD	154,075	08/23/24	(555)
MSCI	NZD	256,000	USD	156,267	08/23/24	3,904
MSCI	TWD	5,040,000	USD	156,781	08/23/24	3,100
MSCI	USD	161,128	CHF	142,000	08/23/24	996
MSCI	USD	156,654	KRW	212,622,000	08/23/24	(2,023)
MSCI	USD	309,061	THB	11,339,000	08/26/24	9,659
MSCI	KRW	210,399,000	USD	151,892	08/30/24	(1,185)
MSCI	USD	158,998	CHF	141,000	08/30/24	2,120
MSCI	USD	155,530	KRW	210,399,000	08/30/24	(2,454)
MSCI	USD	155,149	NOK	1,624,000	08/30/24	(6,200)
MSCI	USD	310,758	THB	11,336,000	08/30/24	7,980
MSCI	ZAR	2,844,000	USD	155,695	08/30/24	(121)
MSCI	CHF	138,000	USD	156,012	09/06/24	(1,809)
MSCI	USD	153,721	INR	12,903,000	09/06/24	222
MSCI	USD	154,974	SEK	1,617,000	09/09/24	(3,690)
MSCI	KRW	211,185,000	USD	153,213	09/13/24	(564)
MSCI	NZD	250,000	USD	153,118	09/13/24	4,321
MSCI	USD	313,206	AUD	464,000	09/13/24	(9,446)
MSCI	CHF	135,000	USD	153,682	09/20/24	(961)
MSCI	INR	3,260,000	USD	38,967	09/20/24	90
MSCI	THB	5,603,000	USD	152,897	09/20/24	(4,905)
MSCI	USD	40,035	THB	1,438,000	09/20/24	465
MSCI	USD	112,777	TWD	3,666,000	09/20/24	(654)
MSCI	USD	40,028	MXN	722,000	09/23/24	(1,586)
MSCI	CHF	137,000	USD	155,000	09/27/24	(2,062)
MSCI	HUF	14,442,000	USD	39,745	09/27/24	145
MSCI	INR	3,275,000	USD	39,136	09/27/24	89
MSCI	THB	5,599,000	USD	153,733	09/27/24	(4,043)
MSCI	USD	152,462	HUF	56,262,000	09/27/24	1,807
MSCI	USD	40,027	THB	1,437,000	09/27/24	466
MSCI	USD	151,378	ZAR	2,771,000	09/27/24	110
MSCI	HUF	56,562,000	USD	155,245	10/07/24	193
MSCI	INR	3,284,000	USD	39,230	10/07/24	89
MSCI	USD	152,744	HUF	56,562,000	10/07/24	2,308
MSCI	USD	40,364	THB	1,448,000	10/07/24	472
MSCI	USD	151,627	ZAR	2,821,000	10/07/24	2,474
MSCI	AUD	460,000	USD	306,598	10/08/24	5,288
MSCI	AUD	456,000	USD	307,990	10/11/24	9,284
MSCI	HUF	14,400,000	USD	39,613	10/11/24	142

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	INR	3,290,000	USD	39,296	10/11/24	$89
MSCI	USD	39,985	THB	1,434,000	10/11/24	467
MSCI	USD	152,533	ZAR	2,782,000	10/11/24	(610)
MSCI	CZK	2,589,000	USD	111,445	10/18/24	943
MSCI	CNY	807,000	USD	111,352	10/25/24	(1,412)
MSCI	CZK	2,583,000	USD	110,923	10/25/24	651
MSCI	KRW	153,573,000	USD	111,367	10/25/24	(736)
MSCI	CHF	97,000	USD	110,672	11/04/24	(1,031)
MSCI	HUF	39,982,000	USD	109,565	11/04/24	41
SG	USD	152,776	BRL	782,000	08/09/24	(14,631)
SG	GBP	121,000	USD	153,734	08/30/24	(1,860)
SG	GBP	121,000	USD	152,916	09/06/24	(2,687)
SG	GBP	120,000	USD	153,769	09/13/24	(557)
SG	NOK	1,209,000	USD	111,749	09/20/24	811
SG	SEK	410,000	USD	39,224	09/20/24	843
SG	SEK	411,000	USD	39,333	09/27/24	844
SG	USD	152,498	GBP	120,000	09/27/24	1,843
SG	SEK	419,000	USD	40,119	10/07/24	860
SG	USD	152,950	GBP	121,000	10/07/24	2,687
SG	CZK	3,575,000	USD	153,756	10/11/24	1,206
SG	SEK	416,000	USD	39,839	10/11/24	854
SG	USD	153,797	GBP	120,000	10/11/24	557
SG	USD	5,238	DKK	36,000	10/16/24	5
SG	USD	10,675	DKK	72,800	10/16/24	(72)
SG	USD	111,340	NOK	1,204,000	10/18/24	(802)
SSB	USD	11,211	EUR	10,373	08/02/24	15
SSB	USD	1,092	GBP	850	08/02/24	1
Net unrealized appreciation (depreciation)						$(111,150)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$146,645,229	$74	$—	$146,645,303
Preferred stocks	17,759	—	—	17,759
Exchange traded funds	4,374,537	—	—	4,374,537
Investment companies	33,227,700	—	—	33,227,700
Warrant	—	—	0	0

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2024

Fair valuation summary—(concluded)

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$18,840,631	$—	$18,840,631
Short term investments	—	106,440,688	—	106,440,688
Options purchased	441,096	—	—	441,096
Equity and foreign exchange options purchased	1,568,597	337,470	—	1,906,067
Futures contracts	192,954	—	—	192,954
Swap agreements	—	2,889,474	—	2,889,474
Forward foreign currency contracts	—	713,417	—	713,417
Total	$186,467,872	$129,221,754	$0	$315,689,626
Liabilities
Investments sold short
Common stocks	$(65,311,270)	$—	$—	$(65,311,270)
Exchange traded funds	(11,629,438)	—	—	(11,629,438)
Preferred stocks	(43,112)	—	—	(43,112)
Equity options written	(1,322,658)	(3,578)	—	(1,326,236)
Futures contracts	(667,938)	—	—	(667,938)
Swap agreements	—	(2,514,577)	—	(2,514,577)
Forward foreign currency contracts	—	(824,567)	—	(824,567)
Total	$(78,974,416)	$(3,342,722)	$—	$(82,317,138)

At July 31, 2024, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $669,312, represented 0.2% of the Portfolio's net assets at period end.

2  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

3  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4  In U.S. dollars unless otherwise indicated.

5  Bond interest in default.

6  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

7  Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

8  Rate shown reflects yield at July 31, 2024.

9  If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

10  Payments made or received are based on the notional amount.

See accompanying notes to financial statements.

PACE Select Advisors Trust

Glossary of terms used in the Portfolio of investments
July 31, 2024 (unaudited)

Portfolio acronyms:

ABS  Asset-backed Security

ADR  American Depositary Receipt

AGM  Assured Guaranty Municipal

AID  Anticipation Certificates of Indebtedness

AMBAC  American Municipal Bond Assurance Corporation

AMT  Alternative Minimum Tax

ARM  Adjustable Rate Mortgage

BAM  Build Americal Mutual

BBSW  Bank Bill Swap Rate

BOBL  Bundesobligationen

CDO  Collateralized Debt Obligation

CJSC  Closed Joint Stock Company

CLO  Collateralized Loan Obligation

CMT  Constant Maturity Treasury Index

COFI  Cost of Funds Index

COP  Certificate of Participation

CPI  Consumer Price Index

DAC  Designated Activity Company

DIP  Debtor-in-possession

ETF  Exchange Traded Fund

EURIBOR  Euro Interbank Offered Rate

FHA  Federal Housing Administration

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

FRN  Floating Rate Note

GDR  Global Depositary Receipt

GMAC  General Motors Acceptance Corporation

GNMA  Government National Mortgage Association

GO  General Obligation

GSAMP  Goldman Sachs Asset Mortgage Passthrough

GTD  Guaranteed

IO  Interest Only

JSC  Joint Stock Company

LIBOR  London Interbank Offered Rate

MGIC  Mortgage Guaranty Insurance Corporation

MTA  Monthly Treasury Average Index

NVDR  Non-Voting Depository Receipt

OAT  Obligation Assimilables du Trésor (French Government Bonds)

OBFR  Overnight Bank Funding Rate

OTC  Over The Counter

PJSC  Private Joint Stock Company

PO  Principal Only

PSF  Permanent School Fund

RASC  Retirement Administration Service Center

RBA IOCR  RBA Interbank Overnight Cash Rate

REIT  Real Estate Investment Trust

REMIC  Real Estate Mortgage Investment Conduit

RFUCCT  Refinitiv USD IBOR Consumer Cash Fallbacks

RPI  Retail Price Index

SBA  Small Business Administration

SIFMA  Municipal Swap Index Yield

SOFR  Secured Overnight Financing Rate

SONIA  Sterling Overnight Index Average

SPDR  Standard and Poor's Depository Receipts

STRIP  Separate Trading of Registered Interest and Principal of Securities

TBA  To-Be-Announced Security

TIPS  Treasury inflation protected securities

UMBS  Uniform Mortgage-Backed Securities

VRD  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

Currency type abbreviations:

ARS  Argentine Peso

AUD  Australian Dollar

BRL   Brazilian Real

CAD  Canadian Dollar

CHF   Swiss Franc

CLP  Chilean Peso

CNH  Chinese Yuan Renminbi Offshore

CNY   Chinese Yuan Renminbi

COP  Colombian Peso

CZK  Czech Koruna

DKK  Danish Krone

EUR  Euro

GBP  British Pound

HKD  Hong Kong Dollar

HUF  Hungarian Forint

IDR  Indonesian Rupiah

ILS  Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

MYR  Malaysian Ringgit

NOK  Norwegian Krone

NZD  New Zealand Dollar

PEN  Peruvian Sol

PHP  Philippine Peso

PLN  Polish Zloty

RON  Romanian Leu

RUB  Russian Ruble

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thai Baht

TRY  Turkish Lira

TWD   Taiwan Dollar

USD   United States Dollar

WF   Wells Fargo Investment LLC

ZAR   South African Rand

Counterparty acronyms:

ANZ  Australia and New Zealand Banking Group

BB  Barclays Bank PLC

BNP  BNP Paribas

BOA  Bank of America

CIBC  Canadian Imperial Bank of Commerce

CITI  Citibank NA

CSI  Credit Suisse International

DB  Deutsche Bank AG

GS  Goldman Sachs

GSI  Goldman Sachs International

HSBC  HSBC Bank PLC

JPMCB  JPMorgan Chase Bank

MSCI  Morgan Stanley & Co. International PLC

NW  National Westminster

RBC  Royal Bank of Canada

RBS  Royal Bank of Scotland PLC

SCB  Standard Chartered Bank

SG  Societe Generale

SSB  State Street Bank and Trust Co.

TD  Toronto-Dominion Bank

WBC  Westpac Banking Corp.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities
July 31, 2024

	UBS Government Money Market Investments Fund	PACE Mortgage-Backed Securities Fixed Income Investments	PACE Intermediate Fixed Income Investments
Assets:
Investments, at cost
Investments	$2,243,816,308	$412,039,158	$208,629,423
Repurchase agreements	599,064,000	—	—
Foreign currency	—	—	32
Investments, at value
Investments[1]	$2,243,816,308	$395,534,028	$210,515,998
Repurchase agreements	599,064,000	—	—
Foreign currency	—	—	31
Cash	766	—	—
Cash collateral on futures	—	650,207	1,836,400
Cash collateral on swap agreements	—	1,806,000	—
Receivable for investments sold	—	5,001	—
Receivable for when issued TBA securities	—	375,195,944	—
Receivable for fund shares sold	12,710,513	199,825	234,621
Receivable for interest and dividends	2,725,730	756,600	1,749,175
Receivable for foreign tax reclaims	—	—	—
Receivable from affiliate	—	—	31,468
Receivable for variation margin on futures contracts	—	—	1,423,258
Receivable for variation margin on centrally cleared swap agreements	—	—	—
Deferred receivable for funds borrowed	—	2,012	—
Unrealized appreciation on forward foreign currency contracts	—	—	—
Other assets	96,198	19,941	19,400
Total assets	2,858,413,515	774,169,558	215,810,351
Liabilities:
Reverse repurchase agreements, at value (cost—$0; $37,602,837 and $0, respectively)	—	37,602,837	—
Investments sold short, at value (proceeds—$0; $89,296,731, and $0, respectively)	—	89,722,763	—
Options and swaptions written, at value (premiums received $0; $173,071 and $0, respectively)	—	230,164	—
Due to broker	—	1,711,896	3,012,628
Payable for cash collateral from securities loaned	—	—	4,371,102
Payable for investments purchased	82,466,872	505,553	1,748,495
Payable for when issued TBA securities	—	451,926,001	—
Payable for fund shares redeemed	31,135,970	236,320	257,517
Payable for dividend and interest expense on investments sold short	—	96,598	—
Dividends payable to shareholders	6,322,656	—	—
Payable to affiliate	283,478	19,091	—
Payable to custodian	17,532	68,372	20,348
Payable for foreign withholding taxes and foreign capital gains taxes	—	—	—
Payable for dollar roll transactions	—	6,070,352	—
Payable for variation margin on futures contracts	—	134,374	—
Payable for variation margin on centrally cleared swap agreements	—	16,383	—
Unrealized depreciation on forward foreign currency contracts	—	—	—
Accrued expenses and other liabilities	341,877	249,379	219,992
Total liabilities	120,568,385	588,590,083	9,630,082
Net assets	$2,737,845,130	$185,579,475	$206,180,269
1  Includes $0; $0 and $5,375,208, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2024

	UBS Government Money Market Investments Fund	PACE Mortgage-Backed Securities Fixed Income Investments	PACE Intermediate Fixed Income Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$2,737,848,079	$258,711,768	$245,916,003
Distributable earnings (accumulated losses)	(2,949)	(73,132,293)	(39,735,734)
Net assets	$2,737,845,130	$185,579,475	$206,180,269
Class A
Net assets	$—	$17,255,080	$7,522,016
Shares outstanding	—	1,659,375	709,350
Net asset value per share	$—	$10.40	$10.60
Maximum offering price per share	$—	$10.81	$11.01
Class Y
Net assets	$—	$6,358,113	$162,461
Shares outstanding	—	611,469	15,323
Net asset value, offering price and redemption value per share[2]	$—	$10.40	$10.60
Class P
Net assets	$2,737,845,130	$161,966,282	$198,495,792
Shares outstanding	2,737,844,780	15,569,884	18,713,989
Net asset value, offering price and redemption value per share[2]	$1.000	$10.40	$10.61

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2024

	PACE Strategic Fixed Income Investments	PACE Municipal Fixed Income Investments	PACE Global Fixed Income Investments
Assets:
Investments, at cost
Investments	$485,933,098	$191,214,076	$183,140,724
Foreign currency	913,421	—	462,839
Investments, at value
Investments[1]	$482,363,138	$187,442,191	$182,173,932
Foreign currency	850,918	—	460,992
Cash collateral on futures	829,000	—	765,846
Cash collateral on swap agreements	1,190,000	—	—
Receivable for investments sold	231,569	—	175,847
Receivable for investments sold short	7,866,725	—	—
Receivable for TBAs	20,134,380	—	—
Receivable for fund shares sold	366,957	80,463	109,513
Receivable for interest and dividends	3,998,011	1,880,794	1,778,871
Receivable for foreign tax reclaims	3,607	—	11,170
Receivable from affiliate	—	—	—
Receivable for variation margin on futures contracts	2,332,611	—	295,819
Receivable for variation margin on centrally cleared swap agreements	59,324	—	—
Deferred receivable for funds borrowed	15,305	—	—
OTC swap agreements, at value[2]	57,165	—	—
Unrealized appreciation on forward foreign currency contracts	130,123	—	1,074,456
Other assets	20,676	18,557	18,545
Total assets	520,449,509	189,422,005	186,864,991
Liabilities:
Investments sold short, at value (proceeds—$0; $0, and $0, respectively)	—	—	—
Options and swaptions written, at value (premiums received $38,832; $0 and $0, respectively)	42,839	—	—
Due to broker	1,915,645	—	—
Payable for cash collateral from securities loaned	4,915,118	—	946,625
Payable for investments purchased	4,231,251	4,309,954	1,133,036
Payable for TBA when issued	50,681,701	—	—
Payable for fund shares redeemed	503,278	234,803	266,371
Payable for dividend and interest expense on investments sold short	—	—	—
Dividends payable to shareholders	—	—	—
Payable to affiliate	145,432	53,098	26,132
Payable to custodian	100,311	4,458	106,986
Payable for foreign withholding taxes and foreign capital gains taxes	10	—	8,910
Payable for dollar roll transactions	13,646,422	—	—
Unrealized depreciation on forward foreign currency contracts	126,637	—	290,611
Accrued expenses and other liabilities	265,171	144,987	237,842
Total liabilities	76,573,815	4,747,300	3,016,513
Net assets	$443,875,694	$184,674,705	$183,848,478

1  Includes $10,075,859; $0 and $1,368,584, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

2  Net upfront payments made by PACE Strategic Fixed Income Investments was $44,682.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2024

	PACE Strategic Fixed Income Investments	PACE Municipal Fixed Income Investments		PACE Global Fixed Income Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$546,244,985	$190,712,616		$220,980,226
Distributable earnings (accumulated losses)	(102,369,291)	(6,037,911)		(37,131,748)
Net assets	$443,875,694	$184,674,705		$183,848,478
Class A
Net assets	$9,445,496	$23,012,656		$15,116,575
Shares outstanding	797,163	1,887,492		1,883,877
Net asset value per share	$11.85	$12.19		$8.02
Maximum offering price per share	$12.31	$12.47		$8.33
Class Y
Net assets	$662,480	$3,687		$1,113,028
Shares outstanding	56,025	302		140,235
Net asset value, offering price and redemption value per share[2]	$11.82	$12.20	*	$7.94
Class P
Net assets	$433,767,718	$161,658,362		$167,618,875
Shares outstanding	36,639,784	13,251,034		20,989,734
Net asset value, offering price and redemption value per share[2]	$11.84	$12.20		$7.99

*  Actual net asset value per share presented differs from calculated net asset value per share due to rounding.

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2024

	PACE High Yield Investments	PACE Large Co Value Equity Investments	PACE Large Co Growth Equity Investments
Assets:
Investments, at cost
Investments	$198,216,888	$689,802,156	$584,496,386
Foreign currency	714,557	1	—
Investments, at value
Investments[1]	$185,286,812	$800,203,200	$805,618,048
Foreign currency	713,623	1	—
Cash	71	17,187	—
Receivable for investments sold	160,861	954,001	3,514,408
Receivable for fund shares sold	113,562	194,828	314,998
Receivable for interest and dividends	3,086,390	792,517	283,241
Receivable for foreign tax reclaims	712	209,552	8,497
Unrealized appreciation on forward foreign currency contracts	459	—	—
Other assets	31,380	21,198	21,258
Total assets	189,393,870	802,392,484	809,760,450
Liabilities:
Payable for cash collateral from securities loaned	1,484	1,268,597	—
Payable for investments purchased	1,366,213	963,212	3,624,649
Payable for fund shares redeemed	287,067	926,763	949,907
Payable to affiliate	55,816	507,945	537,089
Payable to custodian	14,445	45,247	36,172
Payable for foreign withholding taxes and foreign capital gains taxes	356	14,289	1,281
Unrealized depreciation on forward foreign currency contracts	319,550	—	—
Accrued expenses and other liabilities	198,916	284,215	247,204
Total liabilities	2,243,847	4,010,268	5,396,302
Net assets	$187,150,023	$798,382,216	$804,364,148
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$230,870,717	$654,510,562	$537,660,263
Distributable earnings (accumulated losses)	(43,720,694)	143,871,654	266,703,885
Net assets	$187,150,023	$798,382,216	$804,364,148

1  Includes $3,775; $20,984,833 and $0, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2024

	PACE High Yield Investments	PACE Large Co Value Equity Investments	PACE Large Co Growth Equity Investments
Class A
Net assets	$2,803,633	$92,832,618	$47,594,912
Shares outstanding	322,538	4,261,204	2,981,109
Net asset value per share	$8.69	$21.79	$15.97
Maximum offering price per share	$9.03	$23.06	$16.90
Class Y
Net assets	$670,230	$17,797,705	$22,160,794
Shares outstanding	76,849	814,685	1,171,449
Net asset value, offering price and redemption value per share[2]	$8.72	$21.85	$18.92
Class P
Net assets	$174,428,642	$687,751,893	$734,608,442
Shares outstanding	20,140,143	31,727,795	39,861,014
Net asset value, offering price and redemption value per share[2]	$8.66	$21.68	$18.43
Class P2
Net assets	$9,247,518	$—	$—
Shares outstanding	1,045,771	—	—
Net asset value and offering price per share	$8.84	$—	$—

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2024

	PACE Small/Medium Co Value Equity Investments	PACE Small/Medium Co Growth Equity Investments	PACE International Equity Investments
Assets:
Investments, at cost
Investments	$263,145,482	$246,764,885	$714,429,107
Foreign currency	—	—	190,151
Investments, at value
Investments[1]	$303,773,790	$271,366,562	$861,336,656
Foreign currency	—	—	193,107
Cash	78,836	—	—
Receivable for investments sold	247,746	651,751	2,630,522
Receivable for fund shares sold	134,014	131,525	396,774
Receivable for interest and dividends	83,307	21,716	662,929
Receivable for foreign tax reclaims	13,990	367	5,365,440
Other assets	19,527	19,192	28,831
Total assets	304,351,210	272,191,113	870,614,259
Liabilities:
Investments sold short, at value (proceeds—$0; $0, and $94,769,714, respectively)	—	—	96,869,186
Credit facility payable	—	—	646,917
Payable for cash collateral from securities loaned	—	343,823	38,869,625
Payable for investments purchased	488,723	723,948	2,182,094
Payable for fund shares redeemed	361,452	320,727	1,059,252
Payable for dividend and interest expense on investments sold short	—	—	109,030
Payable to affiliate	167,789	145,576	476,209
Payable to custodian	19,316	35,724	164,623
Payable for foreign withholding taxes and foreign capital gains taxes	—	77	292,848
Accrued expenses and other liabilities	200,275	189,998	345,128
Total liabilities	1,237,555	1,759,873	141,014,912
Net assets	$303,113,655	$270,431,240	$729,599,347
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$225,959,724	$241,512,903	$545,263,501
Distributable earnings (accumulated losses)	77,153,931	28,918,337	184,335,846
Net assets	$303,113,655	$270,431,240	$729,599,347

1  Includes $9,292,450; $7,211,813 and $44,529,896, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2024

	PACE Small/Medium Co Value Equity Investments		PACE Small/Medium Co Growth Equity Investments	PACE International Equity Investments
Class A
Net assets	$14,269,080		$17,003,183	$23,281,733
Shares outstanding	728,902		1,368,579	1,234,525
Net asset value per share	$19.58		$12.42	$18.86
Maximum offering price per share	$20.72		$13.14	$19.96
Class Y
Net assets	$82,392		$—	$10,605,234
Shares outstanding	3,930		—	565,614
Net asset value, offering price and redemption value per share[2]	$20.97	*	$—	$18.75
Class P
Net assets	$288,762,183		$253,428,057	$680,809,249
Shares outstanding	14,050,603		17,354,730	36,419,874
Net asset value, offering price and redemption value per share[2]	$20.55		$14.60	$18.69
Class P2
Net assets	$—		$—	$14,903,131
Shares outstanding	—		—	790,428
Net asset value and offering price per share	$—		$—	$18.85

*  Actual net asset value per share presented differs from calculated net asset value per share due to rounding.

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2024

	PACE International Emerging Markets Equity Investments	PACE Global Real Estate Securities Investments	PACE Alternative Strategies Investments
Assets:
Investments, at cost
Investments	$366,068,629	$62,143,460	$301,460,071
Foreign currency	2,413,804	9	1,037,611
Investments, at value
Investments[1]	$386,325,672	$62,431,592	$311,893,781
Foreign currency	2,414,024	9	1,041,602
Cash	6,280	13,304	259,360
Cash collateral on options	—	—	21,017,674
Cash collateral on futures	—	—	211,529
Cash collateral on swap agreements	—	—	18,269,992
Cash collateral for short sales	—	—	58,213,609
Due from broker	—	—	10,745,548
Receivable for investments sold	3,191,654	943,869	3,633,294
Receivable for investments sold short	—	—	165,464
Receivable for fund shares sold	421,362	30,895	173,983
Receivable for interest and dividends	1,216,807	71,575	698,728
Receivable for foreign tax reclaims	30,933	35,689	187,932
Receivable from affiliate	—	1,038	—
Receivable for variation margin on centrally cleared swap agreements	—	—	865,458
OTC swap agreements, at value[2]	—	—	2,314,857
Unrealized appreciation on forward foreign currency contracts	—	—	713,417
Other assets	23,957	9,750	31,697
Total assets	393,630,689	63,537,721	430,437,925
Liabilities:
Investments sold short, at value (proceeds—$0; $0, and $72,059,963, respectively)	—	—	76,983,820
Options and swaptions written, at value (premiums received $0; $0 and $1,109,522, respectively)	—	—	1,326,236
Due to broker	—	—	175,516
Payable for cash collateral from securities loaned	3,129,788	450,958	—
Payable for investments purchased	3,687,725	495,157	5,002,311
Payable for fund shares redeemed	340,540	127,195	364,286
Payable for dividend and interest expense on investments sold short	—	—	141,208
Payable to affiliate	197,557	—	235,736
Payable to custodian	257,371	41,603	479,528
Payable for foreign withholding taxes and foreign capital gains taxes	1,307,101	17,261	3,765
Payable for variation margin on futures contracts	—	—	428,886
OTC swap agreements, at value[2]	—	—	1,694,513
Unrealized depreciation on forward foreign currency contracts	—	—	824,567
Accrued expenses and other liabilities	282,489	194,898	224,561
Total liabilities	9,202,571	1,327,072	87,884,933
Net assets	$384,428,118	$62,210,649	$342,552,992

1  Includes $7,809,758; $5,446,933 and $0, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

2  Net upfront payments received by PACE Alternative Strategies Investments was $31,069. Net upfront payment made by PACE Alternative Strategies Investments was $349.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (concluded)
July 31, 2024

	PACE International Emerging Markets Equity Investments	PACE Global Real Estate Securities Investments	PACE Alternative Strategies Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$389,137,763	$77,320,884	$327,714,744
Distributable earnings (accumulated losses)	(4,709,645)	(15,110,235)	14,838,248
Net assets	$384,428,118	$62,210,649	$342,552,992
Class A
Net assets	$2,984,148	$150,906	$3,379,005
Shares outstanding	230,517	21,868	304,656
Net asset value per share	$12.95	$6.90	$11.09
Maximum offering price per share	$13.70	$7.30	$11.79
Class Y
Net assets	$3,700,592	$—	$298,623
Shares outstanding	282,915	—	26,779
Net asset value, offering price and redemption value per share[2]	$13.08	$—	$11.15
Class P
Net assets	$230,610,861	$62,059,743	$281,029,027
Shares outstanding	17,737,736	9,423,090	25,319,771
Net asset value, offering price and redemption value per share[2]	$13.00	$6.59	$11.10
Class P2
Net assets	$147,132,517	$—	$57,846,337
Shares outstanding	11,244,827	—	5,203,885
Net asset value and offering price per share	$13.08	$—	$11.12

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations
For the year ended July 31, 2024

	UBS Government Money Market Investments Fund	PACE Mortgage-Backed Securities Fixed Income Investments	PACE Intermediate Fixed Income Investments
Investment income:
Dividends	$—	$—	$225,681
Interest	151,456,610	9,521,283	13,334,790
Securities lending	—	—	22,758
Foreign tax withheld	—	(113,522)	—
Total income	151,456,610	9,407,761	13,583,229
Expenses:
Investment advisory and administration fees	7,000,105	1,055,972	1,141,363
Service fees—Class A	—	44,438	19,247
Transfer agency and related services fees	140,536	341,061	308,912
Custody and fund accounting fees	98,515	143,443	43,987
Trustees fees	43,704	23,226	23,341
Professional services fees	133,826	191,652	176,455
Printing and shareholder report fees	120,476	42,388	37,837
Federal and state registration fees	222,700	47,767	47,732
Insurance expense	12,639	3,003	1,519
Interest expense	—	2,130,143	—
Other expenses	65,384	67,482	52,659
Total expenses	7,837,885	4,090,575	1,853,052
Fee waivers and/or expense reimbursements by investment manager and administrator*	(3,640,054)	(533,630)	(567,930)
Net expenses	4,197,831	3,556,945	1,285,122
Net investment income (loss)	147,258,779	5,850,816	12,298,107
Net realized and unrealized gains (loss) from investment activities:
Net realized gain (loss) on:
Investments	(1,232)	(3,631,306)	2,504
Investments sold short	—	(1,863,659)	—
Options and swaptions written	—	1,735,365	—
Futures contracts	—	(652,106)	(4,049,761)
Swap agreements	—	3,773,425	—
Net realized gain (loss)	(1,232)	(638,281)	(4,047,257)
Change in net unrealized appreciation (depreciation) on:
Investments	—	6,868,231	5,235,024
Investments sold short	—	(947,201)	—
Options and swaptions written	—	(1,043)	—
Futures contracts	—	583,875	2,311,463
Swap agreements	—	(2,468,965)	—
Net change in unrealized appreciation (depreciation)	—	4,034,897	7,546,487
Net realized and unrealized gain (loss) from investment activities	(1,232)	3,396,616	3,499,230
Net increase (decrease) in net assets resulting from operations	$147,257,547	$9,247,432	$15,797,337

*  Refer to note Investment management and administration fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations (continued)
For the year ended July 31, 2024

	PACE Strategic Fixed Income Investments	PACE Municipal Fixed Income Investments	PACE Global Fixed Income Investments
Investment income:
Dividends	$418,264	$—	$—
Interest	27,156,781	6,083,919	8,021,768
Securities lending	67,590	—	1,781
Foreign tax withheld	(4,831)	—	(32,711)
Total income	27,637,804	6,083,919	7,990,838
Expenses:
Investment advisory and administration fees	2,359,846	976,885	1,128,955
Service fees—Class A	23,672	60,443	39,078
Transfer agency and related services fees	394,581	64,334	355,842
Custody and fund accounting fees	239,604	29,934	193,887
Trustees fees	25,148	23,235	23,188
Professional services fees	196,239	154,875	207,227
Printing and shareholder report fees	44,386	19,371	44,737
Federal and state registration fees	49,265	47,403	47,228
Insurance expense	3,519	1,520	1,437
Interest expense	832,100	—	—
Other expenses	79,492	49,543	53,508
Total expenses	4,247,852	1,427,543	2,095,087
Fee waivers and/or expense reimbursements by investment manager and administrator*	(486,779)	(253,451)	(484,474)
Net expenses	3,761,073	1,174,092	1,610,613
Net investment income (loss)	23,876,731	4,909,827	6,380,225
Net realized and unrealized gains (loss) from investment activities:
Net realized gain (loss) on:
Investments	(5,323,029)	(1,856,777)	(2,860,207)
Options and swaptions written	45,246	—	—
Futures contracts	(4,313,682)	—	(383,852)
Swap agreements	240,280	—	—
Forward foreign currency contracts	(71,546)	—	(2,460,239)
Foreign currency transactions	(78,241)	—	10,646
Net realized gain (loss)	(9,500,972)	(1,856,777)	(5,693,652)
Change in net unrealized appreciation (depreciation) on:
Investments	19,323,876	3,341,206	2,943,944
Options and swaptions written	32,616	—	—
Futures contracts	2,988,092	—	141,611
Swap agreements	(14,807)	—	—
Forward foreign currency contracts	115,949	—	1,401,889
Translation of other assets and liabilities denominated in foreign currency	(4,700,333)	—	(4,811)
Net change in unrealized appreciation (depreciation)	17,745,393	3,341,206	4,482,633
Net realized and unrealized gain (loss) from investment activities	8,244,421	1,484,429	(1,211,019)
Net increase (decrease) in net assets resulting from operations	$32,121,152	$6,394,256	$5,169,206

*  Refer to note Investment management and administration fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations (continued)
For the year ended July 31, 2024

	PACE High Yield Investments	PACE Large Co Value Equity Investments	PACE Large Co Growth Equity Investments
Investment income:
Dividends	$60,430	$19,489,455	$4,121,930
Interest	13,617,890	1,622,286	992,668
Securities lending	254	33,533	8,142
Foreign tax withheld	—	(269,219)	(64,418)
Total income	13,678,574	20,876,055	5,058,322
Expenses:
Investment advisory and administration fees	1,333,334	6,021,236	6,304,643
Service fees—Class A	7,473	221,321	112,696
Transfer agency and related services fees	295,281	472,895	443,662
Custody and fund accounting fees	46,259	173,998	151,521
Trustees fees	23,202	27,733	27,777
Professional services fees	198,107	164,640	169,614
Printing and shareholder report fees	49,974	92,086	56,263
Federal and state registration fees	57,437	49,607	50,678
Insurance expense	1,425	5,681	5,318
Interest expense	—	830	1,208
Other expenses	92,740	90,109	56,719
Total expenses	2,105,232	7,320,136	7,380,099
Fee waivers and/or expense reimbursements by investment manager and administrator*	(449,752)	(93,650)	(249,310)
Net expenses	1,655,480	7,226,486	7,130,789
Net investment income (loss)	12,023,094	13,649,569	(2,072,467)
Net realized and unrealized gains (loss) from investment activities:
Net realized gain (loss) on:
Investments	(6,575,092)	49,975,030	81,431,418
Forward foreign currency contracts	520,030	—	—
Foreign currency transactions	633,404	(6,148)	6
Net realized gain (loss)	(5,421,658)	49,968,882	81,431,424
Change in net unrealized appreciation (depreciation) on:
Investments (net of change in deferred foreign capital gain taxes of $0; $0 and $0 , respectively)	12,639,593	41,742,083	91,807,883
Forward foreign currency contracts	116,188	—	—
Translation of other assets and liabilities denominated in foreign currency	(12,058)	(4,287)	—
Net change in unrealized appreciation (depreciation)	12,743,723	41,737,796	91,807,883
Net realized and unrealized gain (loss) from investment activities	7,322,065	91,706,678	173,239,307
Net increase (decrease) in net assets resulting from operations	$19,345,159	$105,356,247	$171,166,840

*  Refer to note Investment management and administration fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations (continued)
For the year ended July 31, 2024

	PACE Small/Medium Co Value Equity Investments	PACE Small/Medium Co Growth Equity Investments	PACE International Equity Investments	PACE International Emerging Markets Equity Investments
Investment income:
Dividends	$4,904,548	$1,050,961	$26,364,687	$10,370,889
Interest	404,569	153,088	325,801	275,625
Securities lending	7,886	27,372	116,325	35,227
Foreign tax withheld	(14,949)	(10,913)	(2,433,051)	(1,086,345)
Total income	5,302,054	1,220,508	24,373,762	9,595,396
Expenses:
Investment advisory and administration fees	2,374,277	2,144,789	6,461,621	3,700,257
Service fees—Class A	35,737	43,583	55,497	7,658
Transfer agency and related services fees	429,640	420,931	441,521	429,331
Custody and fund accounting fees	78,627	92,780	363,348	527,693
Trustees fees	24,045	23,833	27,258	24,673
Professional services fees	206,018	156,131	299,535	213,039
Printing and shareholder report fees	66,608	60,712	61,110	76,915
Federal and state registration fees	51,080	51,467	61,022	68,089
Insurance expense	2,236	1,926	5,169	2,039
Interest expense	2,369	980	14,520	10,203
Dividend expense	—	—	3,227,878	—
Other expenses	61,260	49,627	137,402	195,421
Total expenses	3,331,897	3,046,759	11,155,881	5,255,318
Fee waivers and/or expense reimbursements by investment manager and administrator*	(207,230)	(116,097)	(710,564)	(1,139,535)
Net expenses	3,124,667	2,930,662	10,445,317	4,115,783
Net investment income (loss)	2,177,387	(1,710,154)	13,928,445	5,479,613
Net realized and unrealized gains (loss) from investment activities:
Net realized gain (loss) on:
Investments (including foreign capital gain tax expense of $0; $0; $761, and $751,195, respectively)	43,247,678	22,472,460	47,078,540	4,534,500
Investments sold short	—	—	3,486,658	—
Foreign currency transactions	940	—	(191,876)	(297,920)
Net realized gain (loss)	43,248,618	22,472,460	50,373,322	4,236,580
Change in net unrealized appreciation (depreciation) on:
Investments (net of change in deferred foreign capital gain taxes of $0; $0; $(123,735) and $(246,312), respectively)	(12,080,715)	(9,961,489)	22,029,017	(6,930,375)
Investments sold short	—	—	285,401	—
Translation of other assets and liabilities denominated in foreign currency	(15)	—	(33,410)	(14,807)
Net change in unrealized appreciation (depreciation)	(12,080,730)	(9,961,489)	22,281,008	(6,945,182)
Net realized and unrealized gain (loss) from investment activities	31,167,888	12,510,971	72,654,330	(2,708,602)
Net increase (decrease) in net assets resulting from operations	$33,345,275	$10,800,817	$86,582,775	$2,771,011

*  Refer to note Investment management and administration fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations (concluded)
For the year ended July 31, 2024

	PACE Global Real Estate Securities Investments	PACE Alternative Strategies Investments
Investment income:
Dividends	$1,790,671	$5,310,892
Interest	40,885	10,327,996
Securities lending	6,798	—
Foreign tax withheld	(55,841)	(177,131)
Total income	1,782,513	15,461,757
Expenses:
Investment advisory and administration fees	495,524	4,943,752
Service fees—Class A	382	8,834
Transfer agency and related services fees	297,232	258,270
Custody and fund accounting fees	83,448	828,915
Trustees fees	22,237	24,500
Professional services fees	162,432	281,775
Printing and shareholder report fees	31,260	82,006
Federal and state registration fees	34,670	59,810
Insurance expense	448	3,897
Interest expense	150	11,396
Dividend expense	—	2,152,811
Other expenses	62,143	149,835
Total expenses	1,189,926	8,805,801
Fee waivers and/or expense reimbursements by investment manager and administrator*	(446,108)	(1,306,606)
Net expenses	743,818	7,499,195
Net investment income (loss)	1,038,695	7,962,562
Net realized and unrealized gains (loss) from investment activities:
Net realized gain (loss) on:
Investments	(4,614,980)	33,966,258
Investments sold short	—	(19,553,289)
Options and swaptions written	—	676,014
Futures contracts	—	1,350,099
Swap agreements	—	5,567,958
Forward foreign currency contracts	—	718,147
Foreign currency transactions	(14,842)	(231,466)
Net realized gain (loss)	(4,629,822)	22,493,721
Change in net unrealized appreciation (depreciation) on:
Investments	7,077,273	(6,124,768)
Investments sold short	—	8,787,874
Options and swaptions written	—	(386,066)
Futures contracts	—	(183,828)
Swap agreements	—	(536,149)
Forward foreign currency contracts	—	(587,141)
Translation of other assets and liabilities denominated in foreign currency	(2,652)	(8,697)
Net change in unrealized appreciation (depreciation)	7,074,621	961,225
Net realized and unrealized gain (loss) from investment activities	2,444,799	23,454,946
Net increase (decrease) in net assets resulting from operations	$3,483,494	$31,417,508

*  Refer to note Investment management and administration fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets

	UBS Government Money Market Investments Fund		PACE Mortgage-Backed Securities Fixed Income Investments
	For the years ended July 31,		For the years ended July 31,
	2024	2023	2024	2023
From operations:
Net investment income (loss)	$147,258,779	$65,060,792	$5,850,816	$5,988,796
Net realized gain (loss)	(1,232)	(335)	(638,281)	(5,785,442)
Net change in unrealized appreciation (depreciation)	—	—	4,034,897	(13,305,049)
Net increase (decrease) in net assets resulting from operations	147,257,547	65,060,457	9,247,432	(13,101,695)
Total distributions—Class A	—	—	(857,917)	(938,800)
Total distributions—Class Y	—	—	(362,007)	(372,499)
Total distributions—Class P	(147,258,779)	(65,060,792)	(8,508,688)	(9,420,348)
Total distributions	147,258,779	(65,060,792)	(9,728,612)	(10,731,647)
From beneficial interest transactions:
Proceeds from shares sold	5,136,195,095	4,702,328,463	25,481,124	26,778,282
Cost of shares redeemed	(5,025,749,896)	(2,677,359,334)	(51,302,602)	(72,192,214)
Shares issued on reinvestment of dividends and distributions	127,049,584	54,462,705	8,733,738	9,635,635
Net increase (decrease) in net assets from beneficial interest transactions	237,494,783	2,079,431,834	(17,087,740)	(35,778,297)
Net increase (decrease) in net assets	237,493,551	2,079,431,499	(17,568,920)	(59,611,639)
Net assets:
Beginning of year	2,500,351,579	420,920,080	203,148,395	262,760,034
End of year	$2,737,845,130	$2,500,351,579	$185,579,475	$203,148,395

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Intermediate Fixed Income Investments		PACE Strategic Fixed Income Investments
	For the years ended July 31,		For the years ended July 31,
	2024	2023	2024	2023
From operations:
Net investment income (loss)	$12,298,107	$10,634,607	$23,876,731	$22,063,539
Net realized gain (loss)	(4,047,257)	(31,899,283)	(9,500,972)	(53,426,647)
Net change in unrealized appreciation (depreciation)	7,546,487	15,027,889	17,745,393	23,197,789
Net increase (decrease) in net assets resulting from operations	15,797,337	(6,236,787)	32,121,152	(8,165,319)
Total distributions—Class A	(438,572)	(374,402)	(467,653)	(420,949)
Total distributions—Class Y	(9,910)	(8,723)	(39,962)	(37,818)
Total distributions—Class P	(11,880,062)	(10,308,304)	(22,555,796)	(20,611,010)
Return of capital—Class A	—	—	(32,726)	(26,749)
Return of capital—Class Y	—	—	(2,796)	(2,403)
Return of capital—Class P	—	—	(1,578,416)	(1,309,739)
Total distributions	(12,328,544)	(10,691,429)	(24,677,349)	(22,408,668)
From beneficial interest transactions:
Proceeds from shares sold	29,416,000	31,343,482	45,770,805	46,516,599
Cost of shares redeemed	(52,900,967)	(73,642,554)	(96,746,917)	(147,565,276)
Shares issued on reinvestment of dividends and distributions	11,084,633	9,584,038	22,691,664	20,568,675
Net increase (decrease) in net assets from beneficial interest transactions	(12,400,334)	(32,715,034)	(28,284,448)	(80,480,002)
Net increase (decrease) in net assets	(8,931,541)	(49,643,250)	(20,840,645)	(111,053,989)
Net assets:
Beginning of year	215,111,810	264,755,060	464,716,339	575,770,328
End of year	$206,180,269	$215,111,810	$443,875,694	$464,716,339

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Municipal Fixed Income Investments		PACE Global Fixed Income Investments
	For the years ended July 31,		For the years ended July 31,
	2024	2023	2024	2023
From operations:
Net investment income (loss)	$4,909,827	$5,540,017	$6,380,225	$5,529,096
Net realized gain (loss)	(1,856,777)	(456,603)	(5,693,652)	(28,101,377)
Net change in unrealized appreciation (depreciation)	3,341,206	(4,802,990)	4,482,633	13,835,490
Net increase (decrease) in net assets resulting from operations	6,394,256	280,424	5,169,206	(8,736,791)
Total distributions—Class A	(548,106)	(592,622)	(204,957)	—
Total distributions—Class Y	(95)	(87)	(17,837)	—
Total distributions—Class P	(4,299,554)	(4,861,743)	(2,425,443)	—
Return of capital—Class A	—	—	(316,138)	(465,917)
Return of capital—Class Y	—	—	(27,512)	(40,159)
Return of capital—Class P	—	—	(3,741,148)	(5,610,770)
Total distributions	(4,847,755)	(5,454,452)	(6,733,035)	(6,116,846)
From beneficial interest transactions:
Proceeds from shares sold	18,029,424	44,510,887	22,691,971	22,118,406
Cost of shares redeemed	(51,093,076)	(103,943,142)	(44,631,643)	(62,972,964)
Shares issued on reinvestment of dividends and distributions	4,094,749	4,607,562	6,137,298	5,574,710
Net increase (decrease) in net assets from beneficial interest transactions	(28,968,903)	(54,824,693)	(15,802,374)	(35,279,848)
Net increase (decrease) in net assets	(27,422,402)	(59,998,721)	(17,366,203)	(50,133,485)
Net assets:
Beginning of year	212,097,107	272,095,828	201,214,681	251,348,166
End of year	$184,674,705	$212,097,107	$183,848,478	$201,214,681

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE High Yield Investments		PACE Large Co Value Equity Investments
	For the years ended July 31,		For the years ended July 31,
	2024	2023	2024	2023
From operations:
Net investment income (loss)	$12,023,094	$12,953,232	$13,649,569	$13,663,767
Net realized gain (loss)	(5,421,658)	(15,968,004)	49,968,882	27,517,322
Net change in unrealized appreciation (depreciation)	12,743,723	14,234,292	41,737,796	64,800,907
Net increase (decrease) in net assets resulting from operations	19,345,159	11,219,520	105,356,247	105,981,996
Total distributions—Class A	(160,394)	(137,442)	(4,337,084)	(13,028,151)
Total distributions—Class Y	(35,179)	(24,880)	(887,988)	(2,345,835)
Total distributions—Class P	(9,930,191)	(8,367,874)	(35,356,800)	(111,987,956)
Total distributions—Class P2	(456,055)	(588,688)	—	—
Return of capital—Class A	(23,050)	(60,385)	—	—
Return of capital—Class Y	(5,055)	(10,931)	—	—
Return of capital—Class P	(1,427,031)	(3,676,401)	—	—
Return of capital—Class P2	(65,538)	(258,639)	—	—
Total distributions	(12,102,493)	(13,125,240)	(40,581,872)	(127,361,942)
From beneficial interest transactions:
Proceeds from shares sold	12,720,083	15,795,160	27,114,621	43,831,964
Cost of shares redeemed	(41,095,243)	(73,093,038)	(172,631,257)	(259,741,889)
Shares issued on reinvestment of dividends and distributions	11,096,262	12,065,047	37,815,027	118,397,484
Net increase (decrease) in net assets from beneficial interest transactions	(17,278,898)	(45,232,831)	(107,701,609)	(97,512,441)
Net increase (decrease) in net assets	(10,036,232)	(47,138,551)	(42,927,234)	(118,892,387)
Net assets:
Beginning of year	197,186,255	244,324,806	841,309,450	960,201,837
End of year	$187,150,023	$197,186,255	$798,382,216	$841,309,450
See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Large Co Growth Equity Investments		PACE Small/Medium Co Value Equity Investments
	For the years ended July 31,		For the years ended July 31,
	2024	2023	2024	2023
From operations:
Net investment income (loss)	$(2,072,467)	$466,748	$2,177,387	$2,186,125
Net realized gain (loss)	81,431,424	(10,693,301)	43,248,618	5,702,417
Net change in unrealized appreciation (depreciation)	91,807,883	100,110,450	(12,080,730)	(355,182)
Net increase (decrease) in net assets resulting from operations	171,166,840	89,883,897	33,345,275	7,533,360
Total distributions—Class A	(1,036,657)	(16,280,967)	(76,345)	(2,970,541)
Total distributions—Class Y	(401,826)	(5,870,524)	(717)	(22,213)
Total distributions—Class P	(14,972,014)	(246,028,041)	(2,016,290)	(58,896,621)
Total distributions	(16,410,497)	(268,179,532)	(2,093,352)	(61,889,375)
From beneficial interest transactions:
Proceeds from shares sold	25,094,372	77,944,911	15,175,101	21,367,818
Cost of shares redeemed	(200,176,823)	(275,661,595)	(64,753,085)	(103,550,605)
Shares issued on reinvestment of dividends and distributions	15,596,769	251,742,784	1,920,146	57,136,597
Net increase (decrease) in net assets from beneficial interest transactions	(159,485,682)	54,026,100	(47,657,838)	(25,046,190)
Net increase (decrease) in net assets	(4,729,339)	(124,269,535)	(16,405,915)	(79,402,205)
Net assets:
Beginning of year	809,093,487	933,363,022	319,519,570	398,921,775
End of year	$804,364,148	$809,093,487	$303,113,655	$319,519,570

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Small/Medium Co Growth Equity Investments		PACE International Equity Investments
	For the years ended July 31,		For the years ended July 31,
	2024	2023	2024	2023
From operations:
Net investment income (loss)	$(1,710,154)	$(1,413,110)	$13,928,445	$15,107,466
Net realized gain (loss)	22,472,460	(30,970)	50,373,322	3,864,491
Net change in unrealized appreciation (depreciation)	(9,961,489)	27,983,563	22,281,008	89,373,696
Net increase (decrease) in net assets resulting from operations	10,800,817	26,539,483	86,582,775	108,345,653
Total distributions—Class A	—	—	(851,608)	(606,009)
Total distributions—Class Y	—	—	(435,494)	(307,773)
Total distributions—Class P	—	—	(28,233,058)	(22,468,461)
Total distributions—Class P2	—	—	(591,278)	—
Total distributions	—	—	(30,111,438)	(23,382,243)
From beneficial interest transactions:
Proceeds from shares sold	17,406,070	30,349,889	23,784,555	55,232,345
Cost of shares redeemed	(52,938,293)	(98,104,676)	(151,352,116)	(203,494,016)
Shares issued on reinvestment of dividends and distributions	—	—	27,953,823	21,747,118
Net increase (decrease) in net assets from beneficial interest transactions	(35,532,223)	(67,754,787)	(99,613,738)	(126,514,553)
Net increase (decrease) in net assets	(24,731,406)	(41,215,304)	(43,142,401)	(41,551,143)
Net assets:
Beginning of year	295,162,646	336,377,950	772,741,748	814,292,891
End of year	$270,431,240	$295,162,646	$729,599,347	$772,741,748

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE International Emerging Markets Equity Investments		PACE Global Real Estate Securities Investments
	For the years ended July 31,		For the years ended July 31,
	2024	2023	2024	2023
From operations:
Net investment income (loss)	$5,479,613	$5,826,073	$1,038,695	$1,217,664
Net realized gain (loss)	4,236,580	(11,642,851)	(4,629,822)	(4,022,429)
Net change in unrealized appreciation (depreciation)	(6,945,182)	41,391,608	7,074,621	(5,302,752)
Net increase (decrease) in net assets resulting from operations	2,771,011	35,574,830	3,483,494	(8,107,517)
Total distributions—Class A	(37,074)	(69,522)	(1,964)	(1,332)
Total distributions—Class Y	(57,770)	(100,744)	—	—
Total distributions—Class P	(3,437,147)	(6,326,503)	(1,017,632)	(809,555)
Total distributions—Class P2	(1,596,581)	—	—	—
Total distributions	(5,128,572)	(6,496,769)	(1,019,596)	(810,887)
From beneficial interest transactions:
Proceeds from shares sold	85,328,727	153,148,327	5,471,721	6,261,224
Cost of shares redeemed	(83,836,942)	(102,616,090)	(14,333,891)	(21,051,031)
Shares issued on reinvestment of dividends and distributions	3,835,876	6,089,760	949,458	744,330
Net increase (decrease) in net assets from beneficial interest transactions	5,327,661	56,621,997	(7,912,712)	(14,045,477)
Net increase (decrease) in net assets	2,970,100	85,700,058	(5,448,814)	(22,963,881)
Net assets:
Beginning of year	381,458,018	295,757,960	67,659,463	90,623,344
End of year	$384,428,118	$381,458,018	$62,210,649	$67,659,463

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (concluded)

	PACE Alternative Strategies Investments
	For the years ended July 31,
	2024	2023
From operations:
Net investment income (loss)	$7,962,562	$7,039,848
Net realized gain (loss)	22,493,721	(2,951,058)
Net change in unrealized appreciation (depreciation)	961,225	7,899,948
Net increase (decrease) in net assets resulting from operations	31,417,508	11,988,738
Total distributions—Class A	(127,522)	(102,502)
Total distributions—Class Y	(12,140)	(9,562)
Total distributions—Class P	(11,095,120)	(8,444,577)
Total distributions—Class P2	(1,802,676)	(24)
Total distributions	(13,037,458)	(8,556,665)
From beneficial interest transactions:
Proceeds from shares sold	20,199,241	74,687,335
Cost of shares redeemed	(80,061,856)	(110,850,121)
Shares issued on reinvestment of dividends and distributions	12,211,834	8,066,358
Net increase (decrease) in net assets from beneficial interest transactions	(47,650,781)	(28,096,428)
Net increase (decrease) in net assets	(29,270,731)	(24,664,355)
Net assets:
Beginning of year	371,823,723	396,488,078
End of year	$342,552,992	$371,823,723

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of cash flows
For the period ended July 31, 2024

PACE International Equity Investments
Cash flows from operating activites
Net increase (decrease) in net assets resulting from operations	$86,582,775
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used/provided from operating activities:
Purchases of long-term investments	(312,554,420)
Purchases to cover investments sold short	(110,094,645)
Proceeds from disposition of long-term investments	432,778,822
Sales of investments sold short	108,704,870
Net proceeds from short-term investments	(35,347,921)
Net realized (gains) losses from investments in securities	(47,078,540)
Net realized (gains) losses from investments sold short	(3,486,658)
Net change in unrealized appreciation/depreciation of investments in securities	(22,029,017)
Net change in unrealized appreciation/depreciation of investments sold short	(285,401)
Changes in assets and liabilities:
(Increase) decrease in assets:
Receivable for interest and dividends	25,347
Receivable for foreign tax reclaims	(176,926)
Other assets	(3)
Increase (decrease) in liabilities:
Credit facility payable	207,031
Payable for cash collateral from securities loaned	32,905,996
Payable for dividends and interest on investments sold short	(63,518)
Payable to affiliate	(27,554)
Payable to custodian	(20,332)
Payable for foreign withholding taxes and foreign capital gains taxes	100,171
Accrued expenses and other liabilities	26,194
Net cash provided from operating activities	130,166,271
Cash flows from financing activities
Proceeds from borrowings	12,942,799
Payments from borrowings	(12,942,799)
Proceeds from shares sold	23,560,666
Cost of shares repurchased	(151,729,618)
Dividends paid to shareholders	(2,157,615)
Net cash used in financing activities	(130,326,567)
Net increase (decrease) in cash and foreign currency	(160,296)
Cash and foreign currency, beginning of year	353,403
Cash and foreign currency, end of year	$193,107
Supplemental disclosure of cash flow information:
Reinvestment of dividends	$(27,953,823)
Cash paid during the year for interest	$14,520

See accompanying notes to financial statements

UBS Government Money Market Investments Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class P

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.053	0.036	0.000[1]	0.000[1]	0.008
Net realized and unrealized gains (losses)	—	(0.000)[1]	(0.000)[1]	0.000[1]	—
Net increase (decrease) from operations	0.053	0.036	0.000[1]	0.000[1]	0.008
Dividends from net investment income	(0.053)	(0.036)	(0.000)[1]	(0.000)[1]	(0.008)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	5.39%	3.84%	0.12%	0.01%	0.76%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	0.28%	0.31%	0.64%	0.65%	0.75%
Expenses after fee waivers and/or expense reimbursements/recoupments	0.15%	0.21%	0.26%	0.10%	0.49%
Net investment income (loss)	5.26%	4.32%	0.16%	0.01%	0.60%
Supplemental data:
Net assets, end of year (000's)	$2,737,845	$2,500,352	$420,920	$262,353	$316,103

1  Amount represents less than $0.0005 or $(0.0005) per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include program fees; results would be lower if these fees were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

See accompanying notes to financial statements

PACE Mortgage-Backed Securities Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.40	$11.47	$12.83	$13.03	$12.69
Net investment income (loss)[1]	0.29	0.26	0.14	0.13	0.26
Net realized and unrealized gain (loss)	0.20	(0.84)	(1.20)	0.04	0.48
Net increase (decrease) from operations	0.49	(0.58)	(1.06)	0.17	0.74
Dividends from net investment income	(0.49)	(0.49)	(0.30)	(0.37)	(0.40)
Net asset value, end of year	$10.40	$10.40	$11.47	$12.83	$13.03
Total investment return[2]	4.89%	(5.04)%	(8.25)%	1.20%	6.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments, including interest expense	2.30%	1.13%	1.19%[3]	1.14%	1.36%
Expenses after fee waivers and/or expense reimbursements/recoupments, including interest expense	2.08%	0.97%	0.97%[3]	0.98%	1.20%
Expenses after fee waivers and/or expense reimbursements/recoupments, excluding interest expense	0.97%	0.97%	0.97%	0.97%	0.97%
Net investment income (loss)	2.82%	2.44%	1.15%	0.98%	2.02%
Supplemental data:
Net assets, end of year (000's)	$17,255	$18,968	$23,265	$28,960	$31,498
Portfolio turnover	977%	919%	817%	796%	765%

Class Y

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.40	$11.47	$12.83	$13.04	$12.69
Income (loss) from investment operations:
Net investment income (loss)[1]	0.31	0.29	0.17	0.16	0.30
Net realized and unrealized gain (loss)	0.21	(0.84)	(1.20)	0.03	0.48
Net increase (decrease) from operations	0.52	(0.55)	(1.03)	0.19	0.78
Dividends from net investment income	(0.52)	(0.52)	(0.33)	(0.40)	(0.43)
Net asset value, end of year	$10.40	$10.40	$11.47	$12.83	$13.04
Total investment return[2]	5.25%	(4.89)%	(8.01)%	1.46%	6.28%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments, including interest expense	2.14%	0.95%	1.05%[3]	0.95%	1.23%
Expenses after fee waivers and/or expense reimbursements/recoupments, including interest expense	1.82%	0.72%	0.72%[3]	0.73%	0.97%
Expenses after fee waivers and/or expense reimbursements/recoupments, excluding interest expense	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	3.07%	2.69%	1.40%	1.24%	2.35%
Supplemental data:
Net assets, end of year (000's)	$6,358	$7,397	$9,000	$13,535	$15,308
Portfolio turnover	977%	919%	817%	796%	765%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

PACE Mortgage-Backed Securities Fixed Income Investments

Financial highlights (continued)

Class P

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.40	$11.48	$12.84	$13.04	$12.70
Net investment income (loss)[1]	0.31	0.29	0.17	0.16	0.29
Net realized and unrealized gains (losses)	0.21	(0.85)	(1.20)	0.04	0.48
Net increase (decrease) from operations	0.52	(0.56)	(1.03)	0.20	0.77
Dividends from net investment income	(0.52)	(0.52)	(0.33)	(0.40)	(0.43)
Net asset value, end of year	$10.40	$10.40	$11.48	$12.84	$13.04
Total investment return[2]	5.15%	(4.80)%	(8.09)%	1.53%	6.20%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments, including interest expense	2.11%	0.94%	1.00%[3]	0.96%	1.18%
Expenses after fee waivers and/or expense reimbursements/recoupments, including interest expense	1.83%	0.72%	0.72%[3]	0.73%	0.95%
Expenses after fee waivers and/or expense reimbursements/recoupments, excluding interest expense	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	3.07%	2.69%	1.41%	1.23%	2.26%
Supplemental data:
Net assets, end of year (000's)	$161,965	$176,784	$230,495	$273,956	$281,524
Portfolio turnover	977%	919%	817%	796%	765%

See accompanying notes to financial statements

PACE Intermediate Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.43	$11.16	$12.78	$13.36	$12.44
Net investment income (loss)[1]	0.59	0.46	0.13	0.12	0.23
Net realized and unrealized gain (loss)	0.17	(0.72)	(1.40)	(0.22)	0.95
Net increase (decrease) from operations	0.76	(0.26)	(1.27)	(0.10)	1.18
Dividends from net investment income	(0.59)	(0.47)	(0.16)	(0.17)	(0.26)
Distributions from net realized gain	—	—	(0.19)	(0.31)	—
Total dividends and distributions	(0.59)	(0.47)	(0.35)	(0.48)	(0.26)
Net asset value, end of year	$10.60	$10.43	$11.16	$12.78	$13.36
Total investment return[2]	7.61%	(2.28)%	(10.08)%	(0.72)%	9.61%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.11%	1.09%	1.14%	1.06%	1.04%[3]
Expenses after fee waivers and/or expense reimbursements	0.86%	0.86%	0.91%	0.91%	0.91%[3]
Net investment income (loss)	5.69%	4.36%	1.09%	0.95%	1.82%
Supplemental data:
Net assets, end of year (000's)	$7,522	$8,043	$9,475	$12,045	$13,475
Portfolio turnover	35%	214%	124%	416%	403%

Class Y

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.43	$11.16	$12.78	$13.36	$12.44
Income (loss) from investment operations:
Net investment income (loss)[1]	0.61	0.49	0.16	0.16	0.26
Net realized and unrealized gain (loss)	0.18	(0.72)	(1.40)	(0.22)	0.95
Net increase (decrease) from operations	0.79	(0.23)	(1.24)	(0.06)	1.21
Dividends/distributions:
Dividends from net investment income	(0.62)	(0.50)	(0.19)	(0.21)	(0.29)
Distributions from net realized gain	—	—	(0.19)	(0.31)	—
Total dividends and distributions	(0.62)	(0.50)	(0.38)	(0.52)	(0.29)
Net asset value, end of year	$10.60	$10.43	$11.16	$12.78	$13.36
Total investment return[2]	7.89%	(2.04)%	(9.85)%	(0.47)%	9.89%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.04%	1.03%	1.08%	0.96%	0.87%[3]
Expenses after fee waivers and/or expense reimbursements	0.61%	0.61%	0.66%	0.66%	0.66%[3]
Net investment income (loss)	5.94%	4.64%	1.37%	1.22%	2.08%
Supplemental data:
Net assets, end of year (000's)	$162	$170	$198	$199	$271
Portfolio turnover	35%	214%	124%	416%	403%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

PACE Intermediate Fixed Income Investments

Financial highlights (continued)

Class P

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.43	$11.16	$12.79	$13.36	$12.44
Net investment income (loss)[1]	0.62	0.49	0.16	0.15	0.26
Net realized and unrealized gains (losses)	0.18	(0.72)	(1.41)	(0.20)	0.95
Net increase (decrease) from operations	0.80	(0.23)	(1.25)	(0.05)	1.21
Dividends from net investment income	(0.62)	(0.50)	(0.19)	(0.21)	(0.29)
Distributions from net realized gains	—	—	(0.19)	(0.31)	—
Total dividends and distributions	(0.62)	(0.50)	(0.38)	(0.52)	(0.29)
Net asset value, end of year	$10.61	$10.43	$11.16	$12.79	$13.36
Total investment return[2]	7.88%	(2.04)%	(9.92)%	(0.39)%	9.89%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.88%	0.87%	0.92%	0.85%	0.84%[3]
Expenses after fee waivers and/or expense reimbursements	0.61%	0.61%	0.66%	0.66%	0.66%[3]
Net investment income (loss)	5.94%	4.60%	1.35%	1.20%	2.08%
Supplemental data:
Net assets, end of year (000's)	$198,496	$206,899	$255,082	$309,129	$323,819
Portfolio turnover	35%	214%	124%	416%	403%

See accompanying notes to financial statements

PACE Strategic Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.64	$12.31	$14.33	$14.91	$13.91
Net investment income (loss)[1]	0.59	0.49	0.28	0.32	0.37
Net realized and unrealized gain (loss)	0.23	(0.66)	(1.81)	(0.14)	1.06
Net increase (decrease) from operations	0.82	(0.17)	(1.53)	0.18	1.43
Dividends from net investment income	(0.57)	(0.47)	(0.32)	(0.33)	(0.43)
Distributions from net realized gain	—	—	(0.17)	(0.43)	—
Return of capital	(0.04)	(0.03)	—	—	—
Total dividends, distributions and return of capital	(0.61)	(0.50)	(0.49)	(0.76)	(0.43)
Net asset value, end of year	$11.85	$11.64	$12.31	$14.33	$14.91
Total investment return[2]	7.34%	(1.30)%	(10.95)%	1.25%	10.56%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.18%	1.12%	1.03%[3]	1.00%	1.35%
Expenses after fee waivers and/or expense reimbursements, including interest expense	1.09%	1.05%	0.90%[3]	0.94%	1.28%
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	0.90%	0.90%	0.90%	0.93%	0.93%
Net investment income (loss)	5.10%	4.15%	2.06%	2.19%	2.57%
Supplemental data:
Net assets, end of year (000's)	$9,445	$9,612	$12,073	$15,976	$18,980
Portfolio turnover	190%	376%	65%	147%	248%

Class Y

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.62	$12.29	$14.31	$14.88	$13.88
Income (loss) from investment operations:
Net investment income (loss)[1]	0.62	0.52	0.31	0.35	0.40
Net realized and unrealized gain (loss)	0.22	(0.66)	(1.81)	(0.13)	1.06
Net increase (decrease) from operations	0.84	(0.14)	(1.50)	0.22	1.46
Dividends from net investment income	(0.60)	(0.50)	(0.35)	(0.36)	(0.46)
Distributions from net realized gain	—	—	(0.17)	(0.43)	—
Return of capital	(0.04)	(0.03)	—	—	—
Total dividends, distributions and return of capital	(0.64)	(0.53)	(0.52)	(0.79)	(0.46)
Net asset value, end of year	$11.82	$11.62	$12.29	$14.31	$14.88
Total investment return[2]	7.53%	(1.05)%	(10.75)%	1.54%	10.78%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.09%	1.03%	0.96%[3]	0.71%	1.30%
Expenses after fee waivers and/or expense reimbursements, including interest expense	0.84%	0.80%	0.65%[3]	0.69%	1.03%
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	0.65%	0.65%	0.65%	0.68%	0.68%
Net investment income (loss)	5.35%	4.46%	2.32%	2.43%	2.83%
Supplemental data:
Net assets, end of year (000's)	$662	$834	$863	$1,033	$1,110
Portfolio turnover	190%	376%	65%	147%	248%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

PACE Strategic Fixed Income Investments

Financial highlights (continued)

Class P

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.63	$12.30	$14.32	$14.90	$13.90
Net investment income (loss)[1]	0.62	0.52	0.31	0.35	0.40
Net realized and unrealized gains (losses)	0.23	(0.66)	(1.81)	(0.14)	1.06
Net increase (decrease) from operations	0.85	(0.14)	(1.50)	0.21	1.46
Dividends from net investment income	(0.60)	(0.50)	(0.35)	(0.36)	(0.46)
Distributions from net realized gains	—	—	(0.17)	(0.43)	—
Return of capital	(0.04)	(0.03)	—	—	—
Total dividends, distributions and return of capital	(0.64)	(0.53)	(0.52)	(0.79)	(0.46)
Net asset value, end of year	$11.84	$11.63	$12.30	$14.32	$14.90
Total investment return[2]	7.52%	(0.97)%	(10.74)%	1.51%	10.76%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	0.95%	0.89%	0.81%[3]	0.78%	1.13%
Expenses after fee waivers and/or expense reimbursements, including interest expense	0.84%	0.80%	0.65%[3]	0.69%	1.03%
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	0.65%	0.65%	0.65%	0.68%	0.68%
Net investment income (loss)	5.35%	4.44%	2.32%	2.44%	2.83%
Supplemental data:
Net assets, end of year (000's)	$433,768	$454,270	$562,834	$678,031	$693,664
Portfolio turnover	190%	376%	65%	147%	248%

See accompanying notes to financial statements

PACE Municipal Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.08	$12.28	$13.45	$13.40	$13.23
Net investment income (loss)[1]	0.28	0.26	0.24	0.26	0.27
Net realized and unrealized gain (loss)	0.10	(0.20)	(1.12)	0.11	0.20
Net increase (decrease) from operations	0.38	0.06	(0.88)	0.37	0.47
Dividends from net investment income	(0.27)	(0.26)	(0.24)	(0.24)	(0.25)
Distributions from net realized gain	—	—	(0.05)	(0.08)	(0.05)
Total dividends and distributions	(0.27)	(0.26)	(0.29)	(0.32)	(0.30)
Net asset value, end of year	$12.19	$12.08	$12.28	$13.45	$13.40
Total investment return[2]	3.23%	0.48%	(6.68)%	2.81%	3.66%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.96%	0.90%	0.92%	0.93%	0.92%
Expenses after fee waivers and/or expense reimbursements	0.82%	0.82%	0.82%	0.82%	0.82%
Net investment income (loss)	2.29%	2.14%	1.90%	1.95%	2.07%
Supplemental data:
Net assets, end of year (000's)	$23,013	$26,381	$30,590	$37,068	$40,355
Portfolio turnover	23%	11%	14%	9%	10%

Class Y

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.09	$12.29	$13.45	$13.41	$13.23
Income (loss) from investment operations:
Net investment income (loss)[1]	0.30	0.28	0.28	0.30	0.30
Net realized and unrealized gain (loss)	0.11	(0.20)	(1.12)	0.10	0.22
Net increase (decrease) from operations	0.41	0.08	(0.84)	0.40	0.52
Dividends/distributions:
Dividends from net investment income	(0.30)	(0.28)	(0.27)	(0.28)	(0.29)
Distributions from net realized gain	—	—	(0.05)	(0.08)	(0.05)
Total dividends and distributions	(0.30)	(0.28)	(0.32)	(0.36)	(0.34)
Net asset value, end of year	$12.20	$12.09	$12.29	$13.45	$13.41
Total investment return[2]	3.46%	0.69%	(6.37)%	2.99%	4.00%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.39%	1.40%	1.37%	1.44%	0.73%
Expenses after fee waivers and/or expense reimbursements	0.58%	0.59%	0.54%	0.57%	0.57%
Net investment income (loss)	2.52%	2.34%	2.18%	2.20%	2.31%
Supplemental data:
Net assets, end of year (000's)	$4	$4	$4	$4	$4
Portfolio turnover	23%	11%	14%	9%	10%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

PACE Municipal Fixed Income Investments

Financial highlights (continued)

Class P

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.09	$12.29	$13.46	$13.41	$13.24
Net investment income (loss)[1]	0.31	0.29	0.28	0.29	0.30
Net realized and unrealized gains (losses)	0.10	(0.20)	(1.13)	0.12	0.21
Net increase (decrease) from operations	0.41	0.09	(0.85)	0.41	0.51
Dividends from net investment income	(0.30)	(0.29)	(0.27)	(0.28)	(0.29)
Distributions from net realized gains	—	—	(0.05)	(0.08)	(0.05)
Total dividends and distributions	(0.30)	(0.29)	(0.32)	(0.36)	(0.34)
Net asset value, end of year	$12.20	$12.09	$12.29	$13.46	$13.41
Total investment return[2]	3.49%	0.74%	(6.43)%	3.06%	3.92%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.70%	0.64%	0.67%	0.68%	0.67%
Expenses after fee waivers and/or expense reimbursements	0.57%	0.57%	0.57%	0.57%	0.57%
Net investment income (loss)	2.54%	2.39%	2.15%	2.20%	2.30%
Supplemental data:
Net assets, end of year (000's)	$161,658	$185,715	$241,502	$281,012	$279,178
Portfolio turnover	23%	11%	14%	9%	10%

See accompanying notes to financial statements

PACE Global Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.07	$8.59	$10.48	$10.58	$10.01
Net investment income (loss)[1]	0.25	0.19	0.06	0.07	0.09
Net realized and unrealized gain (loss)	(0.04)	(0.50)	(1.50)	0.14	0.64
Net increase (decrease) from operations	0.21	(0.31)	(1.44)	0.21	0.73
Dividends from net investment income	(0.10)	—	(0.18)	(0.11)	(0.16)
Distributions from net realized gain	—	—	(0.12)	(0.20)	—
Return of capital	(0.16)	(0.21)	(0.15)	—	—
Total dividends, distributions and return of capital	(0.26)	(0.21)	(0.45)	(0.31)	(0.16)
Net asset value, end of year	$8.02	$8.07	$8.59	$10.48	$10.58
Total investment return[2]	2.77%	(3.57)%	(14.31)%	2.04%	7.36%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupment	1.30%	1.23%	1.33%	1.28%	1.27%
Expenses after fee waivers and/or expense reimbursements/recoupment	1.03%	1.03%	1.03%	1.03%	1.03%
Net investment income (loss)	3.22%	2.37%	0.67%	0.67%	0.88%
Supplemental data:
Net assets, end of year (000's)	$15,117	$16,861	$20,077	$26,309	$28,811
Portfolio turnover	137%	189%	188%	132%	136%

Class Y

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.00	$8.52	$10.41	$10.51	$9.96
Income (loss) from investment operations:
Net investment income (loss)[1]	0.26	0.21	0.08	0.09	0.10
Net realized and unrealized gain (loss)	(0.04)	(0.50)	(1.50)	0.15	0.63
Net increase (decrease) from operations	0.22	(0.29)	(1.42)	0.24	0.73
Dividends from net investment income	(0.11)	—	(0.20)	(0.14)	(0.18)
Distributions from net realized gain	—	—	(0.11)	(0.20)	—
Return of capital	(0.17)	(0.23)	(0.16)	—	—
Total dividends, distributions and return of capital	(0.28)	(0.23)	(0.47)	(0.34)	(0.18)
Net asset value, end of year	$7.94	$8.00	$8.52	$10.41	$10.51
Total investment return[2]	2.92%	(3.36)%	(14.11)%	2.20%	7.47%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupment	1.12%	1.09%	1.18%	1.12%	1.05%
Expenses after fee waivers and/or expense reimbursements/recoupment	0.87%	0.87%	0.87%	0.87%	0.87%
Net investment income (loss)	3.37%	2.55%	0.83%	0.83%	1.04%
Supplemental data:
Net assets, end of year (000's)	$1,113	$1,384	$1,488	$1,777	$1,943
Portfolio turnover	137%	189%	188%	132%	136%
1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

PACE Global Fixed Income Investments

Financial highlights (continued)

Class P

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.04	$8.57	$10.46	$10.56	$10.00
Net investment income (loss)[1]	0.27	0.21	0.08	0.09	0.11
Net realized and unrealized gains (losses)	(0.04)	(0.51)	(1.50)	0.15	0.63
Net increase (decrease) from operations	0.23	(0.30)	(1.42)	0.24	0.74
Dividends from net investment income	(0.11)	—	(0.20)	(0.14)	(0.18)
Distributions from net realized gains	—	—	(0.11)	(0.20)	—
Return of capital	(0.17)	(0.23)	(0.16)	—	—
Total dividends, distributions and return of capital	(0.28)	(0.23)	(0.47)	(0.34)	(0.18)
Net asset value, end of year	$7.99	$8.04	$8.57	$10.46	$10.56
Total investment return[2]	3.04%	(3.45)%	(14.04)%	2.20%	7.54%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupment	1.10%	1.04%	1.13%	1.09%	1.08%
Expenses after fee waivers and/or expense reimbursements/recoupment	0.84%	0.84%	0.84%	0.84%	0.84%
Net investment income (loss)	3.41%	2.55%	0.86%	0.85%	1.07%
Supplemental data:
Net assets, end of year (000's)	$167,619	$182,970	$229,783	$290,345	$300,695
Portfolio turnover	137%	189%	188%	132%	136%

See accompanying notes to financial statements

PACE High Yield Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.36	$8.39	$10.01	$9.28	$9.72
Net investment income (loss)[1]	0.52	0.48	0.46	0.50	0.50
Net realized and unrealized gain (loss)	0.33	(0.02)	(1.56)	0.73	(0.40)
Net increase (decrease) from operations	0.85	0.46	(1.10)	1.23	0.10
Dividends from net investment income	(0.45)	(0.34)	(0.52)	(0.50)	(0.54)
Return of capital	(0.07)	(0.15)	—	—	—
Total dividends and distributions	(0.52)	(0.49)	(0.52)	(0.50)	(0.54)
Net asset value, end of year	$8.69	$8.36	$8.39	$10.01	$9.28
Total investment return[2]	10.52%	5.77%	(11.39)%	13.48%	1.25%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.26%	1.20%[3]	1.26%	1.25%	1.24%
Expenses after fee waivers and/or expense reimbursements/recoupments	1.06%	1.06%[3]	1.06%	1.06%	1.06%
Net investment income (loss)	6.12%	5.85%	4.90%	5.12%	5.39%
Supplemental data:
Net assets, end of year (000's)	$2,804	$3,241	$3,347	$4,662	$7,507
Portfolio turnover	44%	33%	51%	75%	82%

Class Y

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.39	$8.43	$10.06	$9.32	$9.76
Net investment income (loss)[1]	0.54	0.50	0.47	0.52	0.52
Net realized and unrealized gain (loss)	0.33	(0.03)	(1.55)	0.74	(0.40)
Net increase (decrease) from operations	0.87	0.47	(1.08)	1.26	0.12
Dividends from net investment income	(0.47)	(0.35)	(0.55)	(0.52)	(0.56)
Return of capital	(0.07)	(0.16)	—	—	—
Total dividends and distributions	(0.54)	(0.51)	(0.55)	(0.52)	(0.56)
Net asset value, end of year	$8.72	$8.39	$8.43	$10.06	$9.32
Total investment return[2]	10.75%	5.88%	(11.21)%	13.71%	1.49%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	0.97%	0.90%[3]	0.96%	0.98%	0.93%
Expenses after fee waivers and/or expense reimbursements/recoupments	0.88%	0.88%[3]	0.88%	0.88%	0.88%
Net investment income (loss)	6.30%	6.05%	5.09%	5.24%	5.58%
Supplemental data:
Net assets, end of year (000's)	$670	$608	$574	$647	$568
Portfolio turnover	44%	33%	51%	75%	82%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

PACE High Yield Investments

Financial highlights (continued)

Class P

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.34	$8.38	$10.01	$9.28	$9.73
Net investment income (loss)[1]	0.53	0.49	0.47	0.51	0.52
Net realized and unrealized gains (losses)	0.33	(0.02)	(1.55)	0.74	(0.40)
Net increase (decrease) from operations	0.86	0.47	(1.08)	1.25	0.12
Dividends from net investment income	(0.47)	(0.35)	(0.55)	(0.52)	(0.57)
Return of capital	(0.07)	(0.16)	—	—	—
Total dividends and distributions	(0.54)	(0.51)	(0.55)	(0.52)	(0.57)
Net asset value, end of year	$8.66	$8.34	$8.38	$10.01	$9.28
Total investment return[2]	10.70%	5.89%	(11.27)%	13.78%	1.40%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.11%	1.06%[3]	1.11%	1.11%	1.10%
Expenses after fee waivers and/or expense reimbursements	0.88%	0.91%[3]	0.91%	0.91%	0.91%
Net investment income (loss)	6.30%	6.01%	5.06%	5.21%	5.53%
Supplemental data:
Net assets, end of year (000's)	$174,429	$184,550	$220,172	$272,938	$258,345
Portfolio turnover	44%	33%	51%	75%	82%

Class P2

	Years ended July 31,		Period ended
	2024	2023	July 31, 2022[5]
Net asset value, beginning of period	$8.45	$8.43	$10.06
Net investment income (loss)[1]	0.57	0.53	0.42
Net realized and unrealized gains (losses)	0.33	(0.02)	(1.60)
Net increase (decrease) from operations	0.90	0.51	(1.18)
Dividends from net investment income	(0.45)	(0.34)	(0.45)
Return of capital	(0.06)	(0.15)	—
Total dividends and distributions	(0.51)	(0.49)	(0.45)
Net asset value, end of period	$8.84	$8.45	$8.43
Total investment return[6]	11.05%	6.28%	(11.96)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.96%	0.89%[3]	0.95%[4]
Expenses after fee waivers and/or expense reimbursements	0.58%	0.50%[3]	0.44%[4]
Net investment income (loss)	6.60%	6.38%	5.45%[4]
Supplemental data:
Net assets, end of period (000's)	$9,248	$8,788	$20,233
Portfolio turnover	44%	33%	51%

4  Annualized.

5  For the period from September 16, 2021 (commencement of operations) through July 31, 2022.

6  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

See accompanying notes to financial statements

PACE Large Co Value Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$20.04	$20.72	$25.34	$17.87	$21.57
Net investment income (loss)[1]	0.30	0.27	0.24	0.21	0.38
Net realized and unrealized gain (loss)	2.44	2.08	(0.57)	7.51	(2.83)
Net increase (decrease) from operations	2.74	2.35	(0.33)	7.72	(2.45)
Dividends from net investment income	(0.35)	(0.27)	(0.17)	(0.25)	(0.39)
Distributions from net realized gain	(0.64)	(2.76)	(4.12)	—	(0.86)
Total dividends and distributions	(0.99)	(3.03)	(4.29)	(0.25)	(1.25)
Net asset value, end of year	$21.79	$20.04	$20.72	$25.34	$17.87
Total investment return[2]	14.33%	13.25%	(1.88)%	43.50%	(12.41)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.14%[3]	1.13%	1.10%[3]	1.32%	1.47%
Expenses after fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.14%[3]	1.13%	1.10%[3,4]	1.32%	1.47%
Expenses after fee waivers and/or expense reimbursements, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.14%	1.13%	1.10%[4]	1.12%	1.13%
Net investment income (loss)	1.51%	1.38%	1.03%	0.95%	1.91%
Supplemental data:
Net assets, end of year (000's)	$92,833	$91,624	$93,283	$103,828	$81,190
Portfolio turnover	43%	42%	42%	117%	72%

Class Y

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$20.10	$20.77	$25.40	$17.91	$21.64
Income (loss) from investment operations:
Net investment income (loss)[1]	0.35	0.32	0.29	0.26	0.42
Net realized and unrealized gain (loss)	2.44	2.09	(0.57)	7.54	(2.84)
Net increase (decrease) from operations	2.79	2.41	(0.28)	7.80	(2.42)
Dividends/distributions:
Dividends from net investment income	(0.40)	(0.32)	(0.23)	(0.31)	(0.45)
Distributions from net realized gain	(0.64)	(2.76)	(4.12)	—	(0.86)
Total dividends and distributions	(1.04)	(3.08)	(4.35)	(0.31)	(1.31)
Net asset value, end of year	$21.85	$20.10	$20.77	$25.40	$17.91
Total investment return[2]	14.60%	13.56%	2.80%	43.81%	(12.21)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.88%[3]	0.87%	0.85%[3]	1.08%	1.55%
Expenses after fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	0.88%[3]	0.87%	0.89%[3,4]	1.08%	1.23%
Expenses after fee waivers and/or expense reimbursements, excluding dividend expense, interest expense and other borrowing costs for investments sold short	0.88%	0.87%	0.89%[4]	0.88%	0.89%
Net investment income (loss)	1.77%	1.64%	1.25%	1.18%	2.15%
Supplemental data:
Net assets, end of year (000's)	$17,798	$17,567	$16,210	$17,611	$13,059
Portfolio turnover	43%	42%	42%	117%	72%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

PACE Large Co Value Equity Investments

Financial highlights (continued)

Class P

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$19.95	$20.64	$25.27	$17.81	$21.51
Net investment income (loss)[1]	0.35	0.31	0.29	0.26	0.42
Net realized and unrealized gains (losses)	2.41	2.08	(0.57)	7.50	(2.82)
Net increase (decrease) from operations	2.76	2.39	(0.28)	7.76	(2.40)
Dividends from net investment income	(0.39)	(0.32)	(0.23)	(0.30)	(0.44)
Distributions from net realized gains	(0.64)	(2.76)	(4.12)	—	(0.86)
Total dividends and distributions	(1.03)	(3.08)	(4.35)	(0.30)	(1.30)
Net asset value, end of year	$21.68	$19.95	$20.64	$25.27	$17.81
Total investment return[2]	14.57%	13.56%	(1.66)%	43.92%	(12.24)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.90%[3]	0.89%	0.86%[3]	1.07%	1.24%
Expenses after fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	0.89%[3]	0.89%	0.87%[3,4]	1.07%	1.23%
Expenses after fee waivers and/or expense reimbursements, excluding dividend expense, interest expense and other borrowing costs for investments sold short	0.89%	0.89%	0.87%[4]	0.88%	0.89%
Net investment income (loss)	1.76%	1.61%	1.27%	1.19%	2.16%
Supplemental data:
Net assets, end of year (000's)	$687,752	$732,118	$850,709	$1,018,933	$760,606
Portfolio turnover	43%	42%	42%	117%	72%

3  Includes interest expense representing less than 0.005%.

4  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

See accompanying notes to financial statements

PACE Large Co Growth Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.24	$19.50	$28.94	$26.11	$24.27
Net investment income (loss)[1]	(0.07)	(0.02)	(0.08)	(0.19)	(0.02)
Net realized and unrealized gain (loss)	3.13	0.89	(3.35)	7.99	5.61
Net increase (decrease) from operations	3.06	0.87	(3.43)	7.80	5.59
Distributions from net realized gain	(0.33)	(7.13)	(6.01)	(4.97)	(3.75)
Net asset value, end of year	$15.97	$13.24	$19.50	$28.94	$26.11
Total investment return[2]	23.56%	14.26%	(15.45)%	32.62%	26.36%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.15%[3]	1.15%[3]	1.13%[3]	1.13%[3]	1.16%[3]
Expenses after fee waivers and/or expense reimbursements/recoupments	1.13%[3]	1.13%[3]	1.13%[3]	1.13%[3]	1.13%[3]
Net investment income (loss)	(0.50)%	(0.18)%	(0.35)%	(0.69)%	(0.10)%
Supplemental data:
Net assets, end of year (000's)	$47,595	$43,495	$47,702	$63,320	$54,124
Portfolio turnover	48%	67%	78%	39%	42%

Class Y

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$15.59	$21.56	$31.29	$27.83	$25.61
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.04)	0.01	(0.02)	(0.12)	0.04
Net realized and unrealized gain (loss)	3.70	1.18	(3.70)	8.55	5.97
Net increase (decrease) from operations	3.66	1.19	(3.72)	8.43	6.01
Dividends from net investment income	—	(0.03)	—	—	(0.04)
Distributions from net realized gain	(0.33)	(7.13)	(6.01)	(4.97)	(3.75)
Total dividends and distributions	(0.33)	(7.16)	(6.01)	(4.97)	(3.79)
Net asset value, end of year	$18.92	$15.59	$21.56	$31.29	$27.83
Total investment return[2]	23.86%	14.52%	(15.18)%	32.89%	26.71%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	0.88%[3]	0.88%[3]	0.87%[3]	0.87%[3]	0.88%[3]
Expenses after fee waivers and/or expense reimbursements/recoupments	0.88%[3]	0.88%[3]	0.87%[3]	0.87%[3]	0.88%[3]
Net investment income (loss)	(0.25)%	0.06%	(0.08)%	(0.42)%	0.15%
Supplemental data:
Net assets, end of year (000's)	$22,161	$19,478	$18,056	$22,743	$19,149
Portfolio turnover	48%	67%	78%	39%	42%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

PACE Large Co Growth Equity Investments

Financial highlights (continued)

Class P

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$15.19	$21.21	$30.89	$27.52	$25.37
Net investment income (loss)[1]	(0.04)	0.01	(0.03)	(0.12)	0.04
Net realized and unrealized gains (losses)	3.61	1.13	(3.64)	8.46	5.90
Net increase (decrease) from operations	3.57	1.14	(3.67)	8.34	5.94
Dividends from net investment income	—	(0.03)	—	—	(0.04)
Distributions from net realized gains	(0.33)	(7.13)	(6.01)	(4.97)	(3.75)
Total dividends and distributions	(0.33)	(7.16)	(6.01)	(4.97)	(3.79)
Net asset value, end of year	$18.43	$15.19	$21.21	$30.89	$27.52
Total investment return[2]	23.90%	14.49%	(15.22)%	32.89%	26.72%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	0.91%[3]	0.91%[3]	0.89%[3]	0.90%[3]	0.92%[3]
Expenses after fee waivers and/or expense reimbursements/recoupments	0.88%[3]	0.88%[3]	0.88%[3]	0.88%[3]	0.88%[3]
Net investment income (loss)	(0.25)%	0.07%	(0.10)%	(0.43)%	0.17%
Supplemental data:
Net assets, end of year (000's)	$734,608	$746,123	$867,605	$1,202,262	$1,099,813
Portfolio turnover	48%	67%	78%	39%	42%

See accompanying notes to financial statements

PACE Small/Medium Co Value Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$17.59	$21.11	$26.33	$16.88	$18.74
Net investment income (loss)[1]	0.09	0.08	0.06	0.02	0.08
Net realized and unrealized gain (loss)	1.99	0.20	(1.41)	9.53	(1.81)
Net increase (decrease) from operations	2.08	0.28	(1.35)	9.55	(1.73)
Dividends from net investment income	(0.09)	(0.11)	(0.05)	(0.10)	(0.13)
Distributions from net realized gain	(0.00)[2]	(3.69)	(3.82)	—	—
Total dividends and distributions	(0.09)	(3.80)	(3.87)	(0.10)	(0.13)
Net asset value, end of year	$19.58	$17.59	$21.11	$26.33	$16.88
Total investment return[3]	11.89%	2.90%	(5.92)%	56.72%	(9.32)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.29%	1.25%[4]	1.20%[4]	1.20%	1.23%[4]
Expenses after fee waivers and/or expense reimbursements/recoupments	1.29%	1.25%[4]	1.20%[4]	1.20%	1.23%[4]
Net investment income (loss)	0.49%	0.45%	0.24%	0.09%	0.47%
Supplemental data:
Net assets, end of year (000's)	$14,269	$15,198	$17,436	$19,885	$13,279
Portfolio turnover	119%	36%	37%	50%	59%

Class Y

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$18.81	$22.31	$27.61	$17.69	$19.63
Income (loss) from investment operations:
Net investment income (loss)[1]	0.14	0.13	0.11	0.07	0.14
Net realized and unrealized gain (loss)	2.15	0.22	(1.49)	9.98	(1.90)
Net increase (decrease) from operations	2.29	0.35	(1.38)	10.05	(1.76)
Dividends/distributions:
Dividends from net investment income	(0.13)	(0.16)	(0.10)	(0.13)	(0.18)
Distributions from net realized gain	(0.00)[2]	(3.69)	(3.82)	—	—
Total dividends and distributions	(0.13)	(3.85)	(3.92)	(0.13)	(0.18)
Net asset value, end of year	$20.97	$18.81	$22.31	$27.61	$17.69
Total investment return[3]	12.23%	3.09%	(5.74)%	56.98%	(9.08)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.08%	1.05%[4]	0.98%[4]	1.00%	1.04%[4]
Expenses after fee waivers and/or expense reimbursements/recoupments	1.04%	1.04%[4]	0.98%[4]	1.00%	1.04%[4]
Net investment income (loss)	0.76%	0.66%	0.45%	0.29%	0.77%
Supplemental data:
Net assets, end of year (000's)	$82	$122	$143	$153	$105
Portfolio turnover	119%	36%	37%	50%	59%

1  Calculated using the average shares method.

2  Amount represents less than $0.005 per share

3  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

PACE Small/Medium Co Value Equity Investments

Financial highlights (continued)

Class P

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$18.45	$21.94	$27.22	$17.45	$19.36
Net investment income (loss)[1]	0.14	0.12	0.10	0.06	0.12
Net realized and unrealized gains (losses)	2.09	0.22	(1.47)	9.85	(1.86)
Net increase (decrease) from operations	2.23	0.34	(1.37)	9.91	(1.74)
Dividends from net investment income	(0.13)	(0.14)	(0.09)	(0.14)	(0.17)
Distributions from net realized gains	(0.00)[2]	(3.69)	(3.82)	—	—
Total dividends and distributions	(0.13)	(3.83)	(3.91)	(0.14)	(0.17)
Net asset value, end of year	$20.55	$18.45	$21.94	$27.22	$17.45
Total investment return[3]	12.16%	3.12%	(5.78)%	56.95%	(9.12)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.11%	1.07%[4]	1.01%[4]	1.02%	1.09%[4]
Expenses after fee waivers and/or expense reimbursements/recoupments	1.04%	1.04%[4]	1.04%[4,5]	1.02%	1.04%[4]
Net investment income (loss)	0.75%	0.66%	0.41%	0.28%	0.65%
Supplemental data:
Net assets, end of year (000's)	$288,762	$304,200	$381,341	$478,837	$338,418
Portfolio turnover	119%	36%	37%	50%	59%

4  Includes interest expense representing less than 0.005%.

5  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

See accompanying notes to financial statements

PACE Small/Medium Co Growth Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.89	$10.77	$21.72	$15.82	$16.82
Net investment income (loss)[1]	(0.09)	(0.07)	(0.09)	(0.15)	(0.10)
Net realized and unrealized gain (loss)	0.62	1.19	(3.38)	7.42	1.65
Net increase (decrease) from operations	0.53	1.12	(3.47)	7.27	1.55
Distributions from net realized gain	—	—	(7.48)	(1.37)	(2.55)
Net asset value, end of year	$12.42	$11.89	$10.77	$21.72	$15.82
Total investment return[2]	4.46%	10.40%	(22.59)%	47.35%	10.43%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.28%[3]	1.26%[3]	1.20%[3]	1.19%[3]	1.23%[3]
Expenses after fee waivers and/or expense reimbursement/recoupments	1.28%[3]	1.26%[3]	1.20%[3]	1.19%[3]	1.23%[3]
Net investment income (loss)	(0.82)%	(0.65)%	(0.60)%	(0.77)%	(0.64)%
Supplemental data:
Net assets, end of year (000's)	$17,003	$19,984	$21,148	$31,412	$23,755
Portfolio turnover	87%	94%	78%	98%	89%

Class P

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.95	$12.61	$24.07	$17.39	$18.21
Net investment income (loss)[1]	(0.08)	(0.06)	(0.08)	(0.13)	(0.08)
Net realized and unrealized gains (losses)	0.73	1.40	(3.90)	8.18	1.81
Net increase (decrease) from operations	0.65	1.34	(3.98)	8.05	1.73
Distributions from net realized gains	—	—	(7.48)	(1.37)	(2.55)
Net asset value, end of year	$14.60	$13.95	$12.61	$24.07	$17.39
Total investment return[2]	4.66%	10.63%	(22.47)%	47.57%	10.64%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.13%[3]	1.13%[3]	1.04%[3]	1.03%[3]	1.09%[3]
Expenses after fee waivers and/or expense reimbursements/recoupments	1.08%[3]	1.08%[3]	1.04%[3]	1.03%[3]	1.08%[3]
Net investment income (loss)	(0.63)%	(0.47)%	(0.45)%	(0.60)%	(0.49)%
Supplemental data:
Net assets, end of year (000's)	$253,428	$275,171	$315,222	$475,618	$383,461
Portfolio turnover	87%	94%	78%	98%	89%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements

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PACE International Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$17.41	$15.50	$19.03	$14.64	$15.00
Net investment income (loss)[1]	0.29	0.28	0.32	0.24	0.21
Net realized and unrealized gain (loss)	1.83	2.07	(2.46)	4.34	(0.18)
Net increase (decrease) from operations	2.12	2.35	(2.14)	4.58	0.03
Dividends from net investment income	(0.59)	(0.13)	(0.37)	(0.19)	(0.36)
Distributions from net realized gain	(0.08)	(0.31)	(1.02)	—	(0.03)
Total dividends and distributions	(0.67)	(0.44)	(1.39)	(0.19)	(0.39)
Net asset value, end of year	$18.86	$17.41	$15.50	$19.03	$14.64
Total investment return[2]	12.67%	15.68%	(12.06)%	31.41%	0.00%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.82%	1.87%	1.77%	1.64%	1.78%
Expenses after fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.70%	1.75%	1.69%	1.58%	1.78%
Expenses after fee waivers and/or expense reimbursements, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.25%	1.25%	1.25%	1.25%	1.34%
Net investment income (loss)	1.67%	1.78%	1.80%	1.40%	1.42%
Supplemental data:
Net assets, end of year (000's)	$23,282	$22,999	$22,049	$28,773	$23,422
Portfolio turnover	37%	40%	36%	48%	32%

Class Y

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$17.31	$15.42	$18.95	$14.58	$14.93
Net investment income (loss)[1]	0.34	0.32	0.36	0.28	0.25
Net realized and unrealized gain (loss)	1.82	2.05	(2.45)	4.33	(0.17)
Net increase (decrease) from operations	2.16	2.37	(2.09)	4.61	0.08
Dividends from net investment income	(0.64)	(0.17)	(0.42)	(0.24)	(0.40)
Distributions from net realized gain	(0.08)	(0.31)	(1.02)	—	(0.03)
Total dividends and distributions	(0.72)	(0.48)	(1.44)	(0.24)	(0.43)
Net asset value, end of year	$18.75	$17.31	$15.42	$18.95	$14.58
Total investment return[2]	12.97%	15.96%	(11.86)%	31.77%	0.29%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.54%	1.60%	1.52%	1.36%	1.47%
Expenses after fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.45%	1.51%	1.44%	1.33%	1.47%
Expenses after fee waivers and/or expense reimbursements, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.00%	1.00%	1.00%	1.00%	1.03%
Net investment income (loss)	1.95%	2.05%	2.06%	1.65%	1.71%
Supplemental data:
Net assets, end of year (000's)	$10,605	$10,615	$10,376	$12,596	$11,053
Portfolio turnover	37%	40%	36%	48%	32%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  For the period from March 28, 2023 (commencement of operations) through July 31, 2023.

PACE International Equity Investments

Financial highlights (continued)

Class P

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$17.26	$15.38	$18.90	$14.54	$14.90
Net investment income (loss)[1]	0.33	0.31	0.36	0.28	0.24
Net realized and unrealized gains (losses)	1.82	2.05	(2.44)	4.31	(0.17)
Net increase (decrease) from operations	2.15	2.36	(2.08)	4.59	0.07
Dividends from net investment income	(0.64)	(0.17)	(0.42)	(0.23)	(0.40)
Distributions from net realized gains	(0.08)	(0.31)	(1.02)	—	(0.03)
Total dividends and distributions	(0.72)	(0.48)	(1.44)	(0.23)	(0.43)
Net asset value, end of year	$18.69	$17.26	$15.38	$18.90	$14.54
Total investment return[2]	12.95%	15.93%	(11.84)%	31.74%	0.30%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.53%	1.59%	1.49%	1.36%	1.49%
Expenses after fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.45%	1.50%	1.44%	1.33%	1.49%
Expenses after fee waivers and/or expense reimbursements, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.00%	1.00%	1.00%	1.00%	1.05%
Net investment income (loss)	1.92%	2.02%	2.07%	1.65%	1.70%
Supplemental data:
Net assets, end of year (000's)	$680,809	$719,730	$781,868	$995,293	$815,785
Portfolio turnover	37%	40%	36%	48%	32%

Class P2

	Year ended July 31, 2024	Period ended July 31, 2023[3]
Net asset value, beginning of period	$17.27	$15.67
Net investment income (loss)[1]	0.42	0.12
Net realized and unrealized gains (losses)	1.84	1.48
Net increase (decrease) from operations	2.26	1.60
Dividends from net investment income	(0.60)	—
Distributions from net realized gains	(0.08)	—
Total dividends and distributions	(0.68)	—
Net asset value, end of period	$18.85	$17.27
Total investment return[4]	13.58%	10.21%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.47%	1.46%[5]
Expenses after fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	0.85%	0.85%[5]
Expenses after fee waivers and/or expense reimbursements, excluding dividend expense, interest expense and other borrowing costs for investments sold short	0.41%	0.43%[5]
Net investment income (loss)	2.45%	2.12%[5]
Supplemental data:
Net assets, end of period (000's)	$14,903	$19,398
Portfolio turnover	37%	40%
4  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

5  Annualized.

See accompanying notes to financial statements

PACE International Emerging Markets Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.06	$12.01	$16.87	$13.79	$12.99
Net investment income (loss)[1]	0.14	0.18	0.22	0.05	0.12
Net realized and unrealized gain (loss)	(0.10)	1.13	(3.42)	3.18	0.80
Net increase (decrease) from operations	0.04	1.31	(3.20)	3.23	0.92
Dividends from net investment income	(0.15)	(0.26)	(0.23)	(0.15)	(0.12)
Distributions from net realized gain	—	—	(1.43)	—	—
Total dividends and distributions	(0.15)	(0.26)	(1.66)	(0.15)	(0.12)
Net asset value, end of year	$12.95	$13.06	$12.01	$16.87	$13.79
Total investment return[2]	0.35%	11.14%	(20.49)%	23.45%	6.97%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.68%[3]	1.68%	1.75%[3]	1.66%[3]	1.72%[3]
Expenses after fee waivers and/or expense reimbursements, including interest expense	1.45%[3]	1.46%	1.45%[3]	1.55%[3]	1.65%[3]
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	1.45%	1.45%	1.45%	1.55%	1.65%
Net investment income (loss)	1.10%	1.54%	1.53%	0.33%	0.92%
Supplemental data:
Net assets, end of year (000's)	$2,984	$3,462	$3,456	$5,033	$4,605
Portfolio turnover	66%	81%	57%	82%	79%

Class Y

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.20	$12.14	$17.04	$13.92	$13.11
Income (loss) from investment operations:
Net investment income (loss)[1]	0.17	0.21	0.26	0.09	0.15
Net realized and unrealized gain (loss)	(0.11)	1.14	(3.45)	3.21	0.81
Net increase (decrease) from operations	0.06	1.35	(3.19)	3.30	0.96
Dividends from net investment income	(0.18)	(0.29)	(0.28)	(0.18)	(0.15)
Distributions from net realized gain	—	—	(1.43)	—	—
Total dividends and distributions	(0.18)	(0.29)	(1.71)	(0.18)	(0.15)
Net asset value, end of year	$13.08	$13.20	$12.14	$17.04	$13.92
Total investment return[2]	0.54%	11.45%	(20.29)%	23.78%	7.29%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.44%[3]	1.43%	1.40%[3]	1.40%[3]	1.40%[3]
Expenses after fee waivers and/or expense reimbursements, including interest expense	1.20%[3]	1.21%	1.20%[3]	1.30%[3]	1.40%[3]
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	1.20%	1.20%	1.20%	1.30%	1.40%
Net investment income (loss)	1.36%	1.78%	1.81%	0.56%	1.16%
Supplemental data:
Net assets, end of year (000's)	$3,701	$4,420	$4,245	$5,630	$6,067
Portfolio turnover	66%	81%	57%	82%	79%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

PACE International Emerging Markets Equity Investments

Financial highlights (continued)

Class P

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.12	$12.07	$16.95	$13.85	$13.04
Net investment income (loss)[1]	0.17	0.21	0.26	0.10	0.15
Net realized and unrealized gains (losses)	(0.11)	1.13	(3.43)	3.18	0.81
Net increase (decrease) from operations	0.06	1.34	(3.17)	3.28	0.96
Dividends from net investment income	(0.18)	(0.29)	(0.28)	(0.18)	(0.15)
Distributions from net realized gains	—	—	(1.43)	—	—
Total dividends and distributions	(0.18)	(0.29)	(1.71)	(0.18)	(0.15)
Net asset value, end of year	$13.00	$13.12	$12.07	$16.95	$13.85
Total investment return[2]	0.54%	11.43%	(20.28)%	23.75%	7.24%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.46%[3]	1.46%	1.54%[3]	1.44%[3]	1.51%[3]
Expenses after fee waivers and/or expense reimbursements, including interest expense	1.20%[3]	1.21%	1.20%[3]	1.30%[3]	1.40%[3]
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	1.20%	1.20%	1.20%	1.30%	1.40%
Net investment income (loss)	1.36%	1.77%	1.81%	0.59%	1.14%
Supplemental data:
Net assets, end of year (000's)	$230,611	$262,098	$288,057	$386,507	$345,431
Portfolio turnover	66%	81%	57%	82%	79%

Class P2

	Year ended July 31, 2024	Period ended July 31, 2023[4]
Net asset value, beginning of period	$13.14	$11.61
Net investment income (loss)[1]	0.22	0.15
Net realized and unrealized gains (losses)	(0.12)	1.38
Net increase (decrease) from operations	0.10	1.53
Dividends from net investment income	(0.16)	—
Total dividends and distributions	(0.16)	—
Net asset value, end of period	$13.08	$13.14
Total investment return[5]	0.89%	13.18%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.34%[3]	1.31%[6]
Expenses after fee waivers and/or expense reimbursements, including interest expense	0.93%[3]	0.92%[6]
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	0.93%	0.91%[6]
Net investment income (loss)	1.72%	3.14%[6]
Supplemental data:
Net assets, end of period (000's)	$147,133	$111,478
Portfolio turnover	66%	81%

4  For the period from March 17, 2023 (commencement of operations) through July 31, 2023

5  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

6  Annualized.

See accompanying notes to financial statements

PACE Global Real Estate Securities Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$6.59	$7.26	$8.42	$6.13	$7.74
Net investment income (loss)[1]	0.09	0.08	0.06	0.08	0.12
Net realized and unrealized gain (loss)	0.30	(0.71)	(0.98)	2.38	(1.37)
Net increase (decrease) from operations	0.39	(0.63)	(0.92)	2.46	(1.25)
Dividends from net investment income	(0.08)	(0.04)	(0.22)	(0.17)	(0.36)
Return of capital	—	—	(0.02)	—	—
Total dividends and distributions	(0.08)	(0.04)	(0.24)	(0.17)	(0.36)
Net asset value, end of year	$6.90	$6.59	$7.26	$8.42	$6.13
Total investment return[2]	5.96%	(8.63)%	(11.29)%	40.73%	(17.00)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.97%[3]	1.71%[3]	1.58%[3]	1.62%[3]	1.59%[3]
Expenses after fee waivers and/or expense reimbursements	1.45%[3]	1.45%[3]	1.45%[3]	1.45%[3]	1.45%[3]
Net investment income (loss)	1.39%	1.29%	0.72%	1.06%	1.69%
Supplemental data:
Net assets, end of year (000's)	$151	$208	$321	$409	$307
Portfolio turnover	46%	18%	76%	117%	111%

Class P

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$6.30	$6.96	$8.08	$5.89	$7.46
Net investment income (loss)[1]	0.10	0.10	0.07	0.09	0.13
Net realized and unrealized gains (losses)	0.29	(0.69)	(0.93)	2.28	(1.31)
Net increase (decrease) from operations	0.39	(0.59)	(0.86)	2.37	(1.18)
Dividends from net investment income	(0.10)	(0.07)	(0.24)	(0.18)	(0.39)
Return of capital	—	—	(0.02)	—	—
Total dividends and distributions	(0.10)	(0.07)	(0.26)	(0.18)	(0.39)
Net asset value, end of year	$6.59	$6.30	$6.96	$8.08	$5.89
Total investment return[2]	6.24%	(8.44)%	(11.04)%	41.05%	(16.85)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.92%[3]	1.74%[3]	1.56%[3]	1.65%[3]	1.59%[3]
Expenses after fee waivers and/or expense reimbursements	1.20%[3]	1.20%[3]	1.20%[3]	1.20%[3]	1.20%[3]
Net investment income (loss)	1.68%	1.68%	0.97%	1.32%	1.97%
Supplemental data:
Net assets, end of year (000's)	$62,060	$67,451	$90,302	$114,494	$87,866
Portfolio turnover	46%	18%	76%	117%	111%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements

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PACE Alternative Strategies Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.54	$10.48	$11.30	$11.05	$10.60
Net investment income (loss)[1]	0.21	0.18	(0.14)	(0.17)	(0.06)
Net realized and unrealized gain (loss)	0.72	0.13	0.01	0.96	0.51
Net increase (decrease) from operations	0.93	0.31	(0.13)	0.79	0.45
Dividends from net investment income	(0.38)	—	—	(0.14)	—
Distributions from net realized gain	—	(0.25)	(0.69)	(0.40)	—
Total dividends and distributions	(0.38)	(0.25)	(0.69)	(0.54)	—
Net asset value, end of year	$11.09	$10.54	$10.48	$11.30	$11.05
Total investment return[2]	9.19%	3.01%	(1.17)%	7.21%	4.25%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	2.75%	2.95%	2.92%	2.93%	2.80%
Expenses after fee waivers and/or expense reimbursements/recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	2.44%	2.62%	2.65%	2.81%	2.62%
Expenses after fee waivers and/or expense reimbursements/recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.83%	1.83%	1.88%	1.88%	1.88%
Net investment income (loss)	1.95%	1.69%	(1.27)%	(1.47)%	(0.57)%
Supplemental data:
Net assets, end of year (000's)	$3,379	$3,798	$4,727	$5,995	$6,460
Portfolio turnover	368%	423%	406%	418%	491%

Class Y

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.60	$10.51	$11.31	$11.06	$10.60
Net investment income (loss)[1]	0.24	0.22	(0.11)	(0.14)	(0.04)
Net realized and unrealized gain (loss)	0.72	0.12	—	0.96	0.52
Net increase (decrease) from operations	0.96	0.34	(0.11)	0.82	0.48
Dividends from net investment income	(0.41)	—	—	(0.17)	(0.02)
Distributions from net realized gain	—	(0.25)	(0.69)	(0.40)	—
Total dividends and distributions	(0.41)	(0.25)	(0.69)	(0.57)	(0.02)
Net asset value, end of year	$11.15	$10.60	$10.51	$11.31	$11.06
Total investment return[2]	9.43%	3.19%	(0.80)%	7.40%	4.56%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	2.48%	2.68%	2.68%	2.68%	2.56%
Expenses after fee waivers and/or expense reimbursements/recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	2.19%	2.37%	2.39%	2.57%	2.38%
Expenses after fee waivers and/or expense reimbursements/recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.58%	1.58%	1.63%	1.63%	1.63%
Net investment income (loss)	2.18%	2.05%	(1.00)%	(1.22)%	(0.38)%
Supplemental data:
Net assets, end of year (000's)	$299	$316	$410	$436	$402
Portfolio turnover	368%	423%	406%	418%	491%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  For the period from November 14, 2022 (commencement of operations) through July 31, 2023

PACE Alternative Strategies Investments

Financial highlights (concluded)

Class P

	Years ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.55	$10.47	$11.26	$11.01	$10.55
Net investment income (loss)[1]	0.24	0.21	(0.11)	(0.14)	(0.04)
Net realized and unrealized gains (losses)	0.72	0.12	0.01	0.96	0.52
Net increase (decrease) from operations	0.96	0.33	(0.10)	0.82	0.48
Dividends from net investment income	(0.41)	—	—	(0.17)	(0.02)
Distributions from net realized gains	—	(0.25)	(0.69)	(0.40)	—
Total dividends and distributions	(0.41)	(0.25)	(0.69)	(0.57)	(0.02)
Net asset value, end of year	$11.10	$10.55	$10.47	$11.26	$11.01
Total investment return[2]	9.37%	3.21%	(0.90)%	7.53%	4.46%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	2.48%	2.69%	2.67%	2.68%	2.56%
Expenses after fee waivers and/or expense reimbursements/recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	2.19%	2.37%	2.40%	2.57%	2.38%
Expenses after fee waivers and/or expense reimbursements/recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.58%	1.58%	1.63%	1.63%	1.63%
Net investment income (loss)	2.19%	1.96%	(1.01)%	(1.22)%	(0.35)%
Supplemental data:
Net assets, end of year (000's)	$281,029	$314,136	$391,351	$447,508	$450,402
Portfolio turnover	368%	423%	406%	418%	491%

Class P2

	Year ended July 31, 2024	Period ended July 31, 2023[3]
Net asset value, beginning of period	$10.48	$10.56
Net investment income (loss)[1]	0.28	0.18
Net realized and unrealized gains (losses)	0.72	(0.01)
Net increase (decrease) from operations	1.00	0.17
Dividends from net investment income	(0.36)	—
Distributions from net realized gains	—	(0.25)
Total dividends and distributions	(0.36)	(0.25)
Net asset value, end of period	$11.12	$10.48
Total investment return[4]	9.85%	1.65%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	2.53%	1.96%[5]
Expenses after fee waivers and/or expense reimbursements/recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	1.73%	1.27%[5]
Expenses after fee waivers and/or expense reimbursements/recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.12%	0.86%[5]
Net investment income (loss)	2.62%	2.26%[5]
Supplemental data:
Net assets, end of period (000's)	$57,846	$53,575
Portfolio turnover	368%	423%

4  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

5  Annualized.

See accompanying notes to financial statements

PACE Select Advisors Trust

Notes to financial statements

Organization and significant accounting policies

PACE Select Advisors Trust (the "Trust") is an open-end management investment company registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"), currently offering multiple series representing separate investment portfolios. The Trust is a Delaware statutory trust organized under the laws of the State of Delaware by Certificate of Trust dated September 9, 1994, as amended June 9, 1995 and thereafter. The trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest at par value of $0.001 per share.

The Trust has fifteen series available for investment, each having its own investment objectives and policies: UBS Government Money Market Investments Fund, PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments, PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments, PACE Small/Medium Co Value Equity Investments, PACE Small/Medium Co Growth Equity Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments (each a "Portfolio" and collectively, the "Portfolios"). Each of the Portfolios is classified as a diversified investment company for purposes of the 1940 Act.

UBS Asset Management (Americas) LLC ("UBS AM"), (formerly, UBS Asset Management (Americas) Inc.), serves as the investment manager and administrator for the Portfolios and also as the investment advisor for UBS Government Money Market Investments Fund and a portion of PACE Alternative Strategies Investments' assets. Subject to the approval and oversight of the Portfolios' Board of Trustees (the "Board"), UBS AM selects and oversees other investment subadvisors, who provide advisory services for the Portfolios. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as principal underwriter for the Portfolios. UBS AM and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Each Portfolio currently offers Class A, Class Y, Class P, and Class P2 shares, with the exception of UBS Government Money Market Investments Fund, which currently offers Class P shares only, and PACE Global Real Estate Securities Investments, which only has Class A, Class P, and Class P2 shares. Each class represents interests in the same assets of the applicable Portfolio and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges, certain transfer agency and related services expenses and class specific fee/expense waiver arrangements. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Class Y, Class P and Class P2 shares have no service or distribution plan. The Portfolios' Class P shares currently are available for purchase only to participants in the PACESM Select Advisors Program and certain other advisory programs offered through select sponsors, except that UBS Government Money Market Investments Fund shares are also available to participants in the PACESM Multi Advisor Program. Class P2 shares are only available for purchase by a limited group of investors, including on behalf of certain investors of a fee-based program or other advisory programs in which UBS AM exercises investment discretion and for which such investors pay UBS AM a fee, or pay an affiliate of UBS AM a fee, and UBS AM receives compensation, to participate in such programs; on behalf of institutional clients with which UBS AM or its affiliates has signed a separate investment management agreement, pursuant to which such investors pay an advisory fee; and by other registered investment companies managed by UBS AM that pay a management fee at the investing/acquiring fund level.

The Trust accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

PACE Select Advisors Trust

Notes to financial statements

In the normal course of business, the Portfolios may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Portfolios' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

UBS Government Money Market Investments Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. The Portfolio has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Portfolio has adopted a policy to operate as a "government money market fund" and as such the Portfolio is permitted to seek to maintain a stable price per share. In addition, by operating as a "government money market fund", the Portfolio is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Portfolio's Board may elect to subject the Portfolio to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Portfolios' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In October 2022, the SEC adopted the Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds rule and reform amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual tailored shareholder reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Certain information from the Portfolio's current shareholder reports, including the Portfolio's investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information will be available online, mailed upon request and filed on a semiannual basis. The rule and form amendments have a compliance date of July 24, 2024.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense are recorded net of withholding taxes on the ex-dividend date ("ex-date") except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the respective Portfolio, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differ-

PACE Select Advisors Trust

Notes to financial statements

ences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Foreign currency translation—The books and records of the Portfolios are maintained in US dollars. Foreign currency amounts are translated into US dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into US dollars based on the current exchange rates each business day; and (2) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of operations.

The Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in the market prices of securities. However, the Portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated securities pursuant to US federal income tax regulations. Net realized foreign currency transaction gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

Concentration of risk—Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which some Portfolios in the Trust invest.

Small capitalization ("small cap") companies may be more vulnerable than larger capitalization ("large cap") companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of large cap companies or the market averages in general and therefore may involve greater risk than investing in large cap companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

The ability of the issuers of debt securities held by the Portfolios' to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investments in bonds with ratings of BB (Standard & Poor's Financial Services LLC or Fitch Ratings, Inc.) or Ba (Moody's Investors Service, Inc.) or below (commonly referred to as "high yield" bonds), or deemed of equivalent quality, have an increased risk of defaulting or otherwise being unable to honor a financial obligation. These securities are considered to be predominantly speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

At July 31, 2024, PACE International Emerging Markets Equity Investments had exposure to Russian or Ukrainian securities. Such exposure was limited to less than 1% of each such Portfolio's assets as of such date. PACE International Emerging Markets Equity Investments had 3.8% of its assets in such securities as of January 31, 2022, which holdings were subsequently sold or declined in value to represent under 1% of that Portfolio's assets. The escalating conflict between Ukraine and the Russian Federation, especially after Russia invaded Ukraine in March 2022, has resulted in significant volatility and uncertainty in financial markets. NATO, EU and G7 member

PACE Select Advisors Trust

Notes to financial statements

countries have imposed severe and coordinated sanctions against Russia. Restrictive measures have also been imposed by Russia, and some securities traded in that country have materially declined in value and/or may no longer be tradable. These actions have resulted in significant disruptions to investing activities and businesses with operations in Russia. The longer-term impact to geopolitical norms, supply chains and investment valuations is uncertain.

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange ("NYSE") is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio's assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern Time, a Portfolio's net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Under Rule 2a-7 under the 1940 Act, as amended ("Rule 2a-7"), UBS Government Money Market Investments Fund has adopted a policy to operate as a "government money market fund". Under Rule 2a-7, a "government money market fund" invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a "government money market fund", UBS Government Money Market Investments Fund values its investments at amortized cost unless the Portfolio's Board determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

Each Portfolio (other than UBS Government Money Market Investments Fund) calculates its net asset value based on the current market value, where available, for its Portfolio investments. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized "evaluation" systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio's net asset value. However, if any of the Portfolios determine that such developments are so

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significant that they will materially affect the value of the Portfolio's investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at "fair value," that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios' use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the clearing houses.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the "VC") to assist with its designated responsibilities as valuation designee with respect to the Portfolios' portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no

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current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio's portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the "limit up" or "limit down" price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Portfolio's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio's own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Portfolio's portfolio of investments.

Investments

Asset-backed securities—Certain Portfolios may invest in asset-backed securities ("ABS"), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Loan assignments and participations—Certain Portfolios may invest in secured or unsecured fixed or floating rate loans ("Loans") arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions ("Lenders") which may be in the form of participations ("Participations") in Loans or assignments ("Assignments") of all or a portion of Loans from third parties. A Portfolio may invest in multiple series or tranches of a Loan, which may have varying terms and carry different associated risks. Participations typically result in a Portfolio having a contractual relationship only with the Lender, not with the borrower. A Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Portfolio generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and a Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Portfolio assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the selling Lender, the Portfolio may be treated as a general creditor of that Lender and may not benefit from any set-off between the Lender and the borrower. A Portfolio will acquire Participations only if its subadvisor determines that the selling Lender is creditworthy. When a Portfolio purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. In an Assignment, the Portfolio is entitled to receive

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payments directly from the borrower and, therefore, does not depend on the selling bank to pass these payments onto the Portfolio. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by a Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

Mortgage-backed securities—Certain Portfolios may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Such classes include interest-only ("IO") and principal-only ("PO") classes. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected.

Real estate investment trusts—Certain Portfolios may invest in real estate investment trusts ("REITs"). Distributions from a REIT are initially recorded as dividend income and may subsequently be recharacterized by the REIT at the end of its tax year as a return of capital and/or capital gains. The Portfolio estimates the character of dividends received from REITs for financial reporting purposes based on the distribution history of each REIT. Once

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actual distribution characterizations are made available by the REITs, typically after calendar year end, the Portfolio updates its accounting and/or tax books and records.

Repurchase agreements—The Portfolios may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Portfolios maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Portfolios and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. Certain Portfolios obtain securities on terms that allow it to resell or repledge the securities to others.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a Portfolios upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Portfolios generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a Portfolio's investment strategies and limitations, may require the Portfolios to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller's guarantor, if any) becomes insolvent, the Portfolios may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Portfolio intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM and the applicable subadvisor to present minimal credit risks.

Each Portfolio may participate in joint repurchase agreement transactions with other Portfolios managed, advised or sub-advised by UBS AM. Under certain circumstances, the Portfolios may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its Portfolios at the end of the day in order to avoid having the Portfolios potentially exposed to a fee for uninvested cash held in a business account at a bank.

Restricted securities—The Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in each Portfolio's portfolio footnotes.

Reverse repurchase agreements—Certain Portfolios may enter into reverse repurchase agreements with qualified third party banks, securities dealers or their affiliates. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Portfolio enters into a reverse repurchase agreement, the Portfolio establishes and maintains a segregated account with the Portfolio's custodian containing liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

During the period ended July 31, 2024, only PACE Mortgage-Backed Securities Fixed Income Investments utilized reverse repurchase agreement transactions.

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The table below represents the remaining contractual maturity as of July 31, 2024, of the reverse repurchase agreement transactions accounted for as secured borrowings.

PACE Mortgage-Backed Securities Fixed Income Investments

Type of securities being bought back	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
Reverse repurchase agreements	$—	$37,602,837	$—	$—	$37,602,837

Securities traded on to-be-announced basis—Certain Portfolios may from time to time purchase, or short sell, securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid securities are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short sales "against the box"—Each Portfolio (other than UBS Government Money Market Investments Fund and PACE Municipal Fixed Income Investments) may engage in short sale transactions of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box"). A Portfolio might make a short sale "against the box" to hedge against market risks when its subadvisor believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for a security owned by the Portfolio.

The Portfolio must borrow the security to make delivery to the buyer. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized appreciation or depreciation on the Statement of operations. Any loss in the Portfolio's long position after the short sale should be reduced by a corresponding gain in the short position. Conversely, any gain in the long position after the short sale should be reduced by a corresponding loss in the short position. When a Portfolio sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, the Portfolio maintains, in a segregated account with its custodian, the securities that could be used to cover the short sale. Each Portfolio incurs transaction costs, including dividend expense, borrowing costs and interest expense, in connection with opening, maintaining and closing short sales "against the box". These dividends and interest are booked as an expense or liability to the Portfolio.

Treasury Inflation Protected Securities—The Portfolios may purchase Treasury inflation protected securities ("TIPS") which are debt securities issued by the US Treasury. TIPS adjust for inflation based on changes in the published Consumer Price Index ("CPI"). During periods of inflation when the CPI index increases, the principal amount of the debt to which the rate of interest is applied increases, which in turn increases the yield. During periods of deflation when the CPI index decreases, the principal amount of the debt to which the rate of interest is applied decreases, which in turn lowers the yield. At maturity, TIPS return the higher of the principal amount at maturity or the initial face amount of the debt.

Treasury roll transactions—Certain Portfolios may enter into treasury roll transactions. In a treasury roll transaction, a Portfolio sells a Treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and date. The Portfolio receives cash from the sale of the Treasury security to use for other investment purposes. For US GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing and not as a purchase and sale. The difference between the sale price and repurchase price represents net interest income or net interest expense reflective of an agreed upon rate between the Portfolio and the counterparty over the term of

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the borrowing. The Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the treasury roll transaction exceeds the interest expense incurred by the Portfolio. If the interest expense exceeds the income earned, the Portfolio's net investment income and dividends to shareholders may be adversely impacted.

Treasury roll transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities. During the period ended July 31, 2024, PACE Mortgage-Backed Securities Fixed Income Investments and PACE Strategic Fixed Income Investments utilized treasury roll transactions.

PACE Mortgage-Backed Securities Fixed Income Investments

Type of securities being bought back	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
US government obligations	$—	$6,070,352	$—	$—	$6,070,352

PACE Strategic Fixed Income Investments

Type of securities being bought back	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
US government obligations	$—	$13,646,422	$—	$—	$13,646,422

Uncovered short sales—PACE Mortgage-Backed Securities Fixed Income Investments (with respect to securities issued by the US Treasury and TBA securities coupon trades), PACE Large Co Value Equity Investments, PACE International Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments may engage in short sale transactions in which the Portfolio sells a security it does not own (or does not have the right to acquire at no added cost), in anticipation of a decline in the security's price.

The Portfolio must borrow the security to make delivery to the buyer. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized appreciation or depreciation on the Statement of operations. The Portfolio will realize a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security, and the Portfolio will realize a gain if the security declines in price between those same dates. Each Portfolio segregates collateral, consisting of cash or liquid assets, sufficient to collateralize the market value of the investments sold short. Each Portfolio incurs transaction costs, including dividend expense, borrowing costs and interest expenses in connection with opening, maintaining and closing short sales. These dividends and interest are booked as an expense or liability to the Portfolio.

Because a Portfolio's loss on a short sale arises from increases in the value of the investment sold short, such loss, like the potential increase in price of the security sold short, is theoretically unlimited. The Portfolio's investments held long could also decline in value at the same time the value of the investment sold short increases, thereby increasing the Portfolio's potential for loss. There is also the risk that the counterparty to a short sale transaction may fail to honor its contract terms, causing a loss to the Portfolio. In addition, PACE Large Co Value Equity Investments and PACE International Equity Investments may invest the proceeds received upon the initial sale of the security, resulting in leverage and increasing each Portfolio's return and loss potential. PACE Large Co Value Equity Investments and PACE International Equity Investments may also engage in short sale transactions that are effected through their custodian and may deliver cash received in connection with its securities lending activity to the custodian as collateral to secure the short sale transactions.

For the period ended July 31, 2024, PACE Large Co Value Equity Investments and PACE Global Real Estate Securities Investments did not engage in any short sale transactions.

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Unfunded loan commitments—A Portfolio may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statement of assets and liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Portfolio's NAV as if the Portfolio had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments.

Under the terms of the contract, the Portfolio has the option to assign (sell) all or portion of the unfunded loan commitment. Upon the completion of such assignment, the Portfolio is released from its rights and obligations pertaining to the portion of the unfunded loan commitment assigned. When the Portfolio sells a portion of an unfunded loan commitment, the portion sold is removed from the Portfolio of investments and the unsettled amount is reflected as unfunded loan commitments sold on the Statement of assets and liabilities until settlement date. Once settled, the portion of the unfunded loan commitment assigned is relieved from the Portfolio's unfunded loan commitments liability.

Unfunded loan commitments, if any, are disclosed within the Portfolio of investments and Statement of assets and liabilities.

Derivative instruments

Purchased options—Certain Portfolios may purchase put and call options, including, but not limited to, options on foreign or US securities, indices, foreign currencies, options on futures contracts and options on swap agreements (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument.

The Portfolios pay a premium which is included on the Statement of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Purchased options are shown as portfolio holdings within the Portfolio of investments and are included in the Statement of assets and liabilities in investments, at value.

The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Option writing—Certain Portfolios may write (sell) put and call options, including, but not limited to, options on foreign or US securities, indices, foreign currencies, options on futures contracts and options on swap agreements (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains.

When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included on the Portfolio's Statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option, which a Portfolio has written, is exercised, the Portfolio recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are

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increased by the premium originally received. If a put option, which a Portfolio has written, is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Portfolio purchases upon exercise of the option.

In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the derivative instrument, security, or currency underlying the written option. Exercise of an option written by a Portfolio could result in the Portfolio selling or buying a derivative instrument, security or currency at a price different from current market value.

In the normal course of trading activities, the Portfolio trades and holds certain fair valued derivative contracts that constitute guarantees. Such contracts include written put options, where the Portfolio will be obligated to purchase securities at specified prices (i.e. the options are exercised by the counterparties). It also includes written swaptions, where the Portfolio will be obligated to enter into a swap agreement.

The maximum payout for written put options is limited to the number of put option contracts written and the related strike prices, respectively. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event. At July 31, 2024, PACE Mortgage-Backed Securities Fixed Income Investments, PACE Strategic Fixed Income Investment and PACE Alternative Strategies Investments had maximum payout amounts of approximately $764,723,000, $4,363,642 and $18,086,290 respectively, relating to written put option contracts.

Futures contracts—Certain Portfolios may purchase or sell futures contracts to increase or reduce their exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance income or realized gains. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference asset, such as a specific security or currency, at a specified price at a specified later date.

Upon entering into a futures contract, a Portfolio is required to deliver to a broker an amount of cash and/or US government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", generally are made or received by a Portfolio, depending on the daily fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts that are held through swap contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized appreciation or depreciation on futures until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures.

Using futures contracts involves various risks, including market, interest rate and equity risks. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. To the extent that market prices move in an unexpected direction, there is a risk that a Portfolio will not achieve the anticipated benefits of the futures contract or may realize a loss.

Futures contracts, if any, are shown as fund holdings within the Portfolio of investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Swap agreements—Certain Portfolios may engage in swap agreements, including, but not limited to, interest rate, credit default, total return. A Portfolio expects to enter into these transactions to preserve a return or spread on a particular investment or to hedge a portion of the Portfolio's duration, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, to gain exposure to certain markets in the most economical way possible or in an attempt to enhance income or gains.

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Notes to financial statements

The Portfolios accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation or depreciation of swap agreements. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statement of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Certain Portfolios may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

Credit default swap agreements involve commitments to make or receive payments in the event of a default of a security or other credit event of the referenced obligation. As a buyer, the Portfolio would make periodic payments to the counterparty, and the Portfolio would receive payments only upon the occurrence of a default or credit event. If no default or credit event occurs, the Portfolio will lose its periodic stream of payments over the term of the contract. However, if a default or a credit event does occur, the Portfolios typically would receive full notional value for the referenced obligation that may have little or no value. As a seller, the Portfolio would receive periodic payments from the counterparty, and the Portfolios would make payments only upon the occurrence of a default or a credit event. If no default or credit event occurs, the Portfolios will gain the periodic stream of payments it received over the term of the contract and the counterparty will lose its periodic stream of payments over the term of the contract. However, if a default or credit event occurs, the Portfolio typically would pay full notional value for the referenced obligation that may have little or no value. Credit default swap agreements may involve greater risks than if the Portfolios had invested in the referenced obligation directly and are subject to general market risk, liquidity risk and credit risk.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of referenced credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swap agreements on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swap agreements on credit indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues of an emerging market country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swap agreements on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers

PACE Select Advisors Trust

Notes to financial statements

(i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement, which may exceed the amount of the value reflected on the Statement of assets and liabilities. Notional amounts of all credit default swap agreements outstanding as of the period end for which a Portfolio is the seller of protection are disclosed under the section "Credit default swap agreements on corporate issues and credit indices—sell protection" in the Portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by a Portfolio for the same referenced entity or entities.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swap agreements are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Total return swap agreements are subject to general market risk, liquidity risk, counterparty risk, interest rate risk, credit risk and the risk that there may be unfavorable changes in the underlying investments or instruments.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the realized price variance of the underlying asset is less than the strike price. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

The use of swap agreements involves investment techniques, risks, and transaction costs different from those associated with ordinary portfolio security transactions, including assumptions about market conditions, interest rates, and other applicable factors. As a result, the performance of the Portfolio will be different than if it had used ordinary portfolio security transactions. OTC swap agreements do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap agreement defaults and fails to consummate the transaction, the Portfolio's risk of loss will consist of the net amount of interest or other payments that the Portfolio is contractually entitled to receive. Therefore, the Portfolio would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

Certain clearinghouses offer clearing for limited types of derivatives transactions, such as interest rate and credit default swap agreements. Centrally cleared swap agreements must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty. The performance of a centrally cleared swap transaction is effectively guaranteed by a central clearinghouse, thereby reducing the Portfolio's exposure to the credit risk of its original counterparty. The Portfolio will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared transaction. Centrally cleared swap

PACE Select Advisors Trust

Notes to financial statements

agreements, if any, are reported on the Statement of assets and liabilities based on variation margin received or paid, if any.

Forward foreign currency contracts—Certain Portfolios may enter into forward foreign currency contracts as part of their investment objective, for purposes of risk management or to hedge the US dollar value of portfolio securities denominated in a particular currency. Generally, a forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Non-deliverable forward foreign currency contracts are settled with the counterparty in US dollars, or another fully convertible currency, without the physical delivery of foreign currency.

Fluctuations in the value of open forward foreign currency contracts are recorded daily for book purposes as unrealized appreciation or depreciation on forward foreign currency contracts by the Portfolios. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Portfolios on contracts which have been sold or matured.

Risks may arise upon entering into forward foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the US dollar.

Derivatives by underlying risk—Investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of operations. Under US GAAP, investment companies do not qualify for hedge accounting. Accordingly, even though a Portfolio's investments in derivatives may represent economic hedges, they are considered to be "non-hedge transactions" for purposes of disclosure under US GAAP.

The volume of derivatives as disclosed in each Portfolio's portfolio of investments is representative of the volume of derivatives outstanding during the period ended July 31, 2024.

Swap agreements, forward foreign currency contracts, swaptions and options written entered into by the Portfolios may contain credit-risk related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value thresholds. If triggered, the derivative counterparty could request additional cash margin and/or terminate the derivative contract. The aggregate fair value of the derivative contracts that are in a net liability position that contain these triggers can be found in the Portfolio's Portfolio of investments. The aggregate fair value of assets that are already posted as collateral as of July 31, 2024 is reflected in the Statement of assets and liabilities.

PACE Select Advisors Trust

Notes to financial statements

At July 31, 2024, the Portfolios had the following derivatives categorized by underlying risk:

Asset derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
PACE Mortgage-Backed Securities Fixed Income Investments
Options and swaptions purchased	$371,017	$—	$—	$—	$371,017
Futures contracts	311,665	—	—	—	311,665
Swap agreements	5,922,907	—	—	—	5,922,907
Total value	$6,605,589	$—	$—	$—	$6,605,589
PACE Intermediate Fixed Income Investments
Futures contracts	$1,777,671	$—	$—	$—	$1,777,671
PACE Strategic Fixed Income Investments
Options and swaptions purchased	$31,362	$1,366	$2,910	$—	$35,638
Futures contracts	3,061,854	—	—	28,734	3,090,588
Swap agreements	266,742	—	108,948	—	375,690
Forward foreign currency contracts	—	130,123	—	—	130,123
Total value	$3,359,958	$131,489	$111,858	$28,734	$3,632,039
PACE Global Fixed Income Investments
Futures contracts	$595,383	$—	$—	$—	$595,383
Forward foreign currency contracts	—	1,074,456	—	—	1,074,456
Total value	$595,383	$1,074,456	$—	$—	$1,669,839
PACE High Yield Investments
Forward foreign currency contracts	$—	$459	$—	$—	$459
PACE Alternative Strategies Investments
Options and swaptions purchased	$375	$337,470	$—	$2,009,318	$2,347,163
Futures contracts	38,875	—	—	154,079	192,954
Swap agreements	574,617	—	—	2,314,857	2,889,474
Forward foreign currency contracts	—	713,417	—	—	713,417
Total value	$613,867	$1,050,887	$—	$4,478,254	$6,143,008

1  In the Statement of assets and liabilities, options and swaptions purchased, if any, are shown within investments, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown using unrealized appreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

PACE Select Advisors Trust

Notes to financial statements

Liability derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
PACE Mortgage-Backed Securities Fixed Income Investments
Options and swaptions written	$(230,164)	$—	$—	$—	$(230,164)
Futures Contracts	(40,000)	—	—	—	(40,000)
Swap Contracts	(2,489,628)	—	—	—	(2,489,628)
Total	$(2,759,792)	$—	$—	$—	$(2,759,792)
PACE Intermediate Fixed Income Investments
Futures Contracts	$(356,450)	$—	$—	$—	$(356,450)
PACE Strategic Fixed Income Investments
Options and swaptions written	$(42,839)	$—	$—	$—	$(42,839)
Futures Contracts	(761,677)	—	—	—	(761,677)
Swap Contracts	(108,855)	—	(2,037)	—	(110,892)
Forward foreign currency contracts	—	(126,637)	—	—	(126,637)
Total	$(913,371)	$(126,637)	$(2,037)	$—	$(1,042,045)
PACE Global Fixed Income Investments
Futures Contracts	$(491,359)	$—	$—	$—	$(491,359)
Forward foreign currency contracts	—	(290,611)	—	—	(290,611)
Total	$(491,359)	$(290,611)	$—	$—	$(781,970)
PACE High Yield Investments
Forward Currency Contracts	$—	$(319,550)	$—	$—	$(319,550)
PACE Alternative Strategies Investments
Options and swaptions written	$—	$(3,579)	$—	$(1,322,657)	$(1,326,236)
Futures Contracts	(43,076)	—	—	(624,862)	(667,938)
Swap Contracts	(785,481)	—	(34,583)	(1,694,513)	(2,514,577)
Forward foreign currency contracts	—	(824,567)	—	—	(824,567)
Total	$(828,557)	$(828,146)	$(34,583)	$(3,642,032)	$(5,333,318)

1  In the Statement of assets and liabilities, options and swaptions written, if any, are shown within options and swaptions written, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown within unrealized depreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative depreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be paid, if any, is reported within the Statement of assets and liabilities.

PACE Select Advisors Trust

Notes to financial statements

During the period ended July 31, 2024, net realized gain (loss) from derivatives were as follows:

Realized gain (loss)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total Value
PACE Mortgage-Backed Securities Fixed Income Investments
Options and swaptions purchased	$(965,994)	$—	$—	$—	$(965,994)
Options and swaptions written	1,735,365	—	—	—	1,735,365
Futures contracts	(652,106)	—	—	—	(652,106)
Swap agreements	3,773,425	—	—	—	3,773,425
Total net realized gains (loss)	$3,890,690	$—	$—	$—	$3,890,690
PACE Intermediate Fixed Income Investments
Futures contracts	$(4,049,761)	$—	$—	$—	$(4,049,761)
PACE Strategic Fixed Income Investments
Options and swaptions purchased	$23,252	$12,500	$—	$—	$35,752
Options and swaptions written	45,246	—	—	—	45,246
Futures contracts	(4,313,682)	—	—	—	(4,313,682)
Swap agreements	209,023	—	31,257	—	240,280
Forward foreign currency contracts	—	(71,546)	—	—	(71,546)
Total net realized gains (loss)	$(4,036,161)	$(59,046)	$31,257	$—	$(4,063,950)
PACE Global Fixed Income Investments
Futures contracts	$(383,852)	$—	$—	$—	$(383,852)
Forward foreign currency contracts	—	(2,460,239)	—	—	(2,460,239)
Total net realized gains (loss)	$(383,852)	$(2,460,239)	$—	$—	$(2,844,091)
PACE High Yield Investments
Forward foreign currency contracts	$—	$520,030	$—	$—	$520,030
PACE Alternative Strategies Investments
Options and swaptions purchased	$(271)	$14,529	$—	$(1,699,155)	$(1,684,897)
Options and swaptions written	14,015	663	—	661,336	676,014
Futures contracts	60,482	(73,505)	—	1,363,122	1,350,099
Swap agreements	5,311,881	—	773,450	(595,695)	5,489,636
Forward foreign currency contracts	—	718,147	—	—	718,147
Total net realized gains (loss)	$5,386,107	$659,834	$773,450	$(270,392)	$6,548,999

1  The net realized gain (loss) is shown in the Statement of operations in net realized gain (loss) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The net realized gain (loss) on options and swaptions purchased is shown in the Statement of operations in net realized gain (loss) on investments.

PACE Select Advisors Trust

Notes to financial statements

During the period ended July 31, 2024, net unrealized appreciation (depreciation) from derivatives were as follows:

Net change in unrealized appreciation (depreciation)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
PACE Mortgage-Backed Securities Fixed Income Investments
Options and swaptions purchased	$(520,010)	$—	$—	$—	$(520,010)
Options and swaptions written	(1,043)	—	—	—	(1,043)
Futures contracts	583,875	—	—	—	583,875
Swap agreements	(2,468,965)	—	—	—	(2,468,965)
Net change in appreciation (depreciation)	$(2,406,143)	$—	$—	$—	$(2,406,143)
PACE Intermediate Fixed Income Investments
Futures contracts	$2,311,463	$—	$—	$—	$2,311,463
PACE Strategic Fixed Income Investments
Options and swaptions purchased	$(20)	$(36,632)	$—	$—	$(36,652)
Options and swaptions written	28,517	4,099	—	—	32,616
Futures contracts	2,959,358	—	—	28,734	2,988,092
Swap agreements	(11,897)	—	(2,910)	—	(14,807)
Forward foreign currency contracts	—	115,949	—	—	115,949
Net change in appreciation (depreciation)	$2,975,958	$83,416	$(2,910)	$28,734	$3,085,198
PACE Global Fixed Income Investments
Futures contracts	$141,611	$—	$—	$—	$141,611
Forward foreign currency contracts	—	1,401,889	—	—	1,401,889
Net change in appreciation (depreciation)	$141,611	$1,401,889	$—	$—	$1,543,500
PACE High Yield Investments
Forward foreign currency contracts	$—	$116,188	$—	$—	$116,188
PACE Alternative Strategies Investments
Options and swaptions purchased	$(849)	$(7,614)	$—	$771,663	$763,200
Options and swaptions written	—	(523)	—	(385,543)	(386,066)
Futures contracts	(43,940)	—	—	(139,888)	(183,828)
Swap agreements	(539,577)	—	(3,514)	6,942	(536,149)
Forward foreign currency contracts	—	(587,141)	—	—	(587,141)
Net change in appreciation (depreciation)	$(584,366)	$(595,278)	$(3,514)	$253,174	$(929,984)

1  The change in net unrealized appreciation (depreciation) is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The change in net unrealized appreciation (depreciation) of options and swaptions purchased is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on investments.

Offsetting of certain derivatives—The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements with its OTC derivative contract counterparties in order to, among other things, reduce their credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or

PACE Select Advisors Trust

Notes to financial statements

termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. The Statement of assets and liabilities is presented gross of any netting.

At July 31, 2024, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Mortgage-Backed Securities Fixed Income Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$6,605,589	$(2,759,792)
Derivatives not subject to a MNA or similar agreements	(6,234,572)	2,529,628
Total gross amount of assets and liabilities subject to MNA or similar agreements	$371,017	$(230,164)

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$863	$—	$—	$863
BNP	67,745	—	—	67,745
BOA	1,741	(1,741)	—	—
CITI	9,241	(9,241)	—	—
DB	18,861	—	—	18,861
GS	19,353	—	—	19,353
JPMCB	10,673	(10,673)	—	—
MSCI	242,540	(33,572)	—	208,968
Total	$371,017	$(55,227)	$—	$315,790
Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BOA	$(7,900)	$1,741	$—	$(6,159)
CITI	(129,444)	9,241	—	(120,203)
JPMCB	(59,248)	10,673	—	(48,575)
MSCI	(33,572)	33,572	—	—
Total	$(230,164)	$55,227	$—	$(174,937)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation (depreciation) of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

PACE Select Advisors Trust

Notes to financial statements

At July 31, 2024, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Intermediate Fixed Income Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$1,777,671	$(356,450)
Derivatives not subject to a MNA or similar agreements	(1,777,671)	356,450
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation (depreciation) of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

PACE Strategic Fixed Income Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$3,632,039	$(1,042,045)
Derivatives not subject to a MNA or similar agreements	(3,409,113)	872,569
Total gross amount of assets and liabilities subject to MNA or similar agreements	$222,926	$(169,476)

The following tables present the Portfolio's derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Portfolio as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$8,969	$(678)	$—	$8,291
BNP	4,518	(4,518)	—	—
BOA	69,111	(4,012)	—	65,099
CITI	32,243	(19,172)	—	13,071
GS	43,107	(43,107)	—	—
GSI	1,852	(1,852)	—	—
HSBC	4,402	(4,402)	—	—
JPMCB	55,579	(12,307)	—	43,272
MSCI	3,145	(3,145)	—	—
Total	$222,926	$(93,193)	$—	$129,733

PACE Select Advisors Trust

Notes to financial statements

Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BB	$(678)	$678	$—	$—
BNP	(35,061)	4,518	—	(30,543)
BOA	(4,012)	4,012	—	—
CITI	(19,172)	19,172	—	—
GS	(64,927)	43,107	21,820	—
GSI	(4,246)	1,852	—	(2,394)
HSBC	(24,601)	4,402	—	(20,199)
JPMCB	(12,307)	12,307	—	—
MSCI	(3,733)	3,145	588	—
NW	(739)	—	—	(739)
Total	$(169,476)	$93,193	$22,408	$(53,875)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation (depreciation) of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

At July 31, 2024, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Global Fixed Income Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$1,669,839	$(781,970)
Derivatives not subject to a MNA or similar agreements	(595,383)	491,359
Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,074,456	$(290,611)

The following tables present the Portfolio's derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Portfolio as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$45,267	$(7,494)	$—	$37,773
BNP	26,155	(26,155)	—	—
CITI	221,717	(84,374)	—	137,343
GSI	8,240	(8,240)	—	—
HSBC	1,766	(1,766)	—	—
MSCI	724,949	(74,518)	—	650,431
SSB	230	—	—	230
TDB	46,132	—	—	46,132
Total	$1,074,456	$(202,547)	$—	$871,909

PACE Select Advisors Trust

Notes to financial statements

Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BB	$(7,494)	$7,494	$—	$—
BNP	(40,776)	26,155	—	(14,621)
CITI	(84,374)	84,374	—	—
GSI	(50,880)	8,240	—	(42,640)
HSBC	(15,690)	1,766	—	(13,924)
MSCI	(74,518)	74,518	—	—
SCB	(275)	—	—	(275)
TDB	(16,604)	—	—	(16,604)
Total	$(290,611)	$202,547	$—	$(88,064)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation (depreciation) of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

At July 31, 2024, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE High Yield Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$459	$(319,550)
Derivatives not subject to a MNA or similar agreements	(459)	319,550
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation (depreciation) of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

PACE Alternative Strategies Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$6,143,008	$(5,333,318)
Derivatives not subject to a MNA or similar agreements	(767,571)	1,488,002
Total gross amount of assets and liabilities subject to MNA or similar agreements	$5,375,437	$(3,845,316)

PACE Select Advisors Trust

Notes to financial statements

The following tables present the Portfolio's derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Portfolio as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$162,600	$(162,600)	$—	$—
BNP	80,854	(80,854)	—	—
BOA	33,314	(728)	—	32,586
CITI	67,135	(67,135)	—	—
GS	79,192	(79,192)	—	—
GSI	90,940	(90,940)	—	—
HSBC	111,028	(103,004)	—	8,024
JPMCB	4,200,952	(2,305,820)	1,895,132	—
MSCI	497,940	(169,677)	—	328,263
Options Clearing Corp.	115	—	—	115
SCB	40,841	—	—	40,841
SG	10,510	(10,510)	—	—
SSB	16	—	—	16
Total	$5,375,437	$(3,070,460)	$1,895,132	$409,845
Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BB	$(211,070)	$162,600	$—	$(48,470)
BNP	(630,619)	80,854	—	(549,765)
BOA	(728)	728	—	—
CITI	(140,063)	67,135	—	(72,928)
GS	(168,917)	79,192	89,725	—
GSI	(94,809)	90,940	—	(3,869)
HSBC	(103,004)	103,004	—	—
JPMCB	(2,305,820)	2,305,820	—	—
MSCI	(169,677)	169,677	—	—
SG	(20,609)	10,510	—	(10,099)
Total	$(3,845,316)	$3,070,460	$89,725	$(685,131)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation (depreciation) of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

PACE Select Advisors Trust

Notes to financial statements

Investment management and administration fees and other transactions with affiliates

The Trust has entered into an investment management and administration contract ("Management Contract") with UBS AM. In accordance with the Management Contract, each Portfolio paid UBS AM investment management and administration fees, which were accrued daily and paid monthly, in accordance with the following schedule as of July 31, 2024:

Portfolio	Annual rate as a percentage of each Portfolio's average daily net assets
UBS Government Money Market Investments Fund	0.250%
PACE Mortgage-Backed Securities Fixed Income Investments	0.550% up to $250 million 0.500% above $250 million up to $500 million 0.475% above $500 million up to $750 million 0.450% above $750 million up to $1 billion 0.425% above $1 billion
PACE Intermediate Fixed Income Investments	0.550% up to $250 million 0.500% above $250 million up to $500 million 0.475% above $500 million up to $750 million 0.450% above $750 million up to $1 billion 0.425% above $1 billion
PACE Strategic Fixed Income Investments	0.550% up to $250 million
0.500% above $250 million up to $500 million
0.475% above $500 million up to $750 million
0.450% above $750 million up to $1 billion
0.425% above $1 billion up to $1.25 billion
0.400% above $1.25 billion
PACE Municipal Fixed Income Investments	0.500% up to $250 million 0.450% above $250 million up to $500 million 0.425% above $500 million up to $750 million 0.400% above $750 million up to $1 billion 0.375% above $1 billion
PACE Global Fixed Income Investments	0.600% up to $500 million 0.575% above $500 million up to $1 billion 0.550% above $1 billion
PACE High Yield Investments	0.700% up to $500 million 0.650% above $500 million up to $1 billion 0.625% above $1 billion up to $1.5 billion 0.600% above $1.5 billion up to $2 billion 0.575% above $2 billion
PACE Large Co Value Equity Investments	0.800% up to $250 million 0.770% above $250 million up to $500 million 0.730% above $500 million up to $1 billion 0.700% above $1 billion
PACE Large Co Growth Equity Investments	0.800% up to $500 million 0.775% above $500 million up to $1 billion 0.750% above $1 billion up to $1.5 billion 0.725% above $1.5 billion up to $2 billion 0.700% above $2 billion
PACE Small/Medium Co Value Equity Investments	0.800% up to $500 million 0.775% above $500 million
PACE Small/Medium Co Growth Equity Investments	0.800% up to $500 million 0.775% above $500 million

PACE Select Advisors Trust

Notes to financial statements

Portfolio	Annual rate as a percentage of each Portfolio's average daily net assets
PACE International Equity Investments	0.900% up to $500 million 0.875% above $500 million up to $1 billion 0.850% above $1 billion up to $1.5 billion 0.825% above $1.5 billion up to $2 billion 0.800% above $2 billion
PACE International Emerging Markets Equity Investments	1.000% up to $500 million 0.975% above $500 million up to $1 billion 0.950% above $1 billion up to $1.5 billion 0.925% above $1.5 billion up to $2 billion 0.900% above $2 billion
PACE Global Real Estate Securities Investments	0.800% up to $500 million 0.750% above $500 million up to $1 billion 0.725% above $1 billion up to $1.5 billion 0.700% above $1.5 billion up to $2 billion 0.675% above $2 billion
PACE Alternative Strategies Investments	1.400% up to $500 million 1.350% above $500 million up to $1 billion 1.300% above $1 billion up to $1.5 billion 1.275% above $1.5 billion up to $2 billion 1.250% above $2 billion

Under separate Subadvisory Agreements, with the exception of UBS Government Money Market Investments Fund, UBS AM (not the Portfolios) pays the following investment subadvisors a fee from the investment management and administration fees which UBS AM receives, which is accrued daily and paid monthly:

Portfolio	Investment subadvisor
PACE Mortgage-Backed Securities Fixed Income Investments	Pacific Investment Management Company LLC
PACE Intermediate Fixed Income Investments	Brown Brothers Harriman & Co.
PACE Strategic Fixed Income Investments	Brown Brothers Harriman & Co. Neuberger Berman Investment Advisers LLC Pacific Investment Management Company LLC
PACE Municipal Fixed Income Investments	Insight North America LLC
PACE Global Fixed Income Investments	J.P. Morgan Investment Management Inc.
PACE High Yield Investments	Nomura Corporate Research and Asset Management, Inc.
PACE Large Co Value Equity Investments	Artisan Partners, LP Hotchkis & Wiley Capital Management, LLC Wellington Management Company LLP
PACE Large Co Growth Equity Investments	GQG Partners LLC J.P. Morgan Investment Management Inc. Polen Capital Management, LLC
PACE Small/Medium Co Value Equity Investments	ARGA Investment Management, LP Victory Capital Management Inc. Kayne Anderson Rudnick, LLC
PACE Small/Medium Co Growth Equity Investments	Calamos Advisors LLC Jacobs Levy Equity Management, Inc Riverbridge Partners, LLC
PACE International Equity Investments	Los Angeles Capital Management and Equity Research, Inc. Mondrian Investment Partners Ltd. Robert W. Baird & Co. Incorporated

PACE Select Advisors Trust

Notes to financial statements

Portfolio	Investment subadvisor
PACE International Emerging Markets Equity Investments	ARGA Investment Management, LP RWC Asset Advisors (US) LLC William Blair & Company LLC
PACE Global Real Estate Securities Investments	MFS Investment Management
PACE Alternative Strategies Investments[1]	Aviva Investors Americas, LLC
DLD Asset Management LP
Fulcrum Asset Management LLP
Kettle Hill Capital Management, LLC
Magnetar Asset Management LLC
PCJ Investment Counsel Ltd.
Electron Capital Partners, LLC
Allspring Global Investments, LLC

1  UBS Asset Management (Americas) LLC has the authority to allocate a portion of the Portfolio's assets to unaffiliated actively and passively managed pooled investment vehicles and index futures.

At July 31, 2024, certain Portfolios owe, or are (owed by) UBS AM for investment management and administration fees, net of fee waivers/expense reimbursements and/or recoupments as follows:

Portfolio	Amounts due to (owed by) UBS AM
UBS Government Money Market Investments Fund	$283,478
PACE Mortgage-Backed Securities Fixed Income Investments	15,498
PACE Intermediate Fixed Income Investments	(33,049)
PACE Strategic Fixed Income Investments	143,464
PACE Municipal Fixed Income Investments	48,227
PACE Global Fixed Income Investments	23,003
PACE High Yield Investments	55,225
PACE Large Co Value Equity Investments	488,567
PACE Large Co Growth Equity Investments	526,730
PACE Small/Medium Co Value Equity Investments	164,834
PACE Small/Medium Co Growth Equity Investments	142,036
PACE International Equity Investments	471,330
PACE International Emerging Markets Equity Investments	196,911
PACE Global Real Estate Securities Investments	(1,070)
PACE Alternative Strategies Investments	235,021

PACE Alternative Strategies Investments and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is voluntarily obligated to waive its management fees to the extent necessary to offset the cost savings to UBS AM for allocating a portion of the Portfolio's assets to other unaffiliated pooled investment vehicles and index futures. The fee waiver agreement may be terminated by the Portfolio's Board at any time and also will be terminated automatically upon the expiration or termination of the Portfolio's advisory contract with UBS AM. For the period ended July 31, 2024, UBS AM was contractually obligated to waive $303,339 in investment management and administration fees. This management fee waiver will not be subject to future recoupment.

The UBS Government Money Market Investments Fund and UBS AM have also entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees through November 30, 2024 in an amount equal to 0.13% of the fund's average daily net assets. For the period ended July 31, 2024, UBS AM waived $3,640,054 in investment management fees. This management fee waiver will not be subject to future recoupment.

PACE Select Advisors Trust

Notes to financial statements

For PACE High Yield Investments Class P2, PACE International Equity Investments Class P2, PACE International Emerging Markets Equity Investments Class P2, and PACE Alternative Strategies Investments Class P2, UBS AM has entered into a written agreement pursuant to which UBS AM has agreed to waive a portion of its investment management and administration fees. For the period ended July 31, 2024, the fees waived were $33,169, $98,933, $522,270 and $393,934, respectively. Such amounts are not subject to future recoupment.

UBS AM is contractually obligated to waive all or a portion of its investment management and administration fees and/or to reimburse the Portfolios for certain operating expenses in order to maintain the total annual ordinary operating expenses of each class (with certain exclusions such as dividend expense, borrowing costs and interest expense, relating to short sales, and expenses attributable to investment in other companies, interest, taxes, brokerage commissions and extraordinary expenses) through November 30, 2024 at a level not to exceed the amounts in the table below.

Each Portfolio will repay UBS AM for any such waived fees/reimbursed expenses during a three-year period following July 31, 2021, to the extent that ordinary operating expenses (with certain exclusions such as dividend expense, borrowing costs and interest expense) are otherwise below the applicable expense cap in effect at the time the fees or expenses were waived/reimbursed. For the period ended July 31, 2024, UBS AM had the following contractual fee waivers/expense reimbursements, and recoupments. The fee waivers/expense reimbursements, portions of which are subject to repayment by the Portfolios through July 31, 2027, and recoupments for the period ended July 31, 2024, were as follows:

Portfolio	Class A expense cap	Class Y expense cap	Class P expense cap	Class P2 expense cap	Fee waivers/ expense reimbursements	Recoupments
UBS Government Money Market Investments Fund	N/A	N/A	0.60%	N/A	$—	$—
PACE Mortgage-Backed Securities Fixed Income Investments	0.97%	0.72%	0.72	N/A	533,630	—
PACE Intermediate Fixed Income Investments	0.86	0.61	0.61	N/A	567,930	—
PACE Strategic Fixed Income Investments	0.90	0.65	0.65	N/A	486,779	—
PACE Municipal Fixed Income Investments	0.82	0.57	0.57	N/A	253,451	—
PACE Global Fixed Income Investments	1.03	0.87	0.84	N/A	484,474	—
PACE High Yield Investments	1.06	0.88	0.88	N/A	416,583	—
PACE Large Co Value Equity Investments	1.14	0.89	0.89	N/A	93,650	—
PACE Large Co Growth Equity Investments	1.13	0.88	0.88	N/A	249,310	—
PACE Small/Medium Co Value Equity Investments	1.29	1.04	1.04	N/A	207,230	—
PACE Small/Medium Co Growth Equity Investments	1.33	N/A	1.08	N/A	116,097	—
PACE International Equity Investments	1.25	1.00	1.00	N/A	611,631	—
PACE International Emerging Markets Equity Investments	1.45	1.20	1.20	N/A	617,265	—
PACE Global Real Estate Securities Investments	1.45	N/A	1.20	N/A	446,108	—
PACE Alternative Strategies Investments	1.83	1.58	1.58	N/A	609,333	—

At July 31, 2024, the following Portfolios had remaining fee waivers/expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Portfolio	Fee waivers/ expense reimbursements subject to repayment	Expires July 31, 2025	Expires July 31, 2026	Expires July 31, 2027
PACE Mortgage-Backed Securities Fixed Income Investments—Class A	$129,044	$57,397	$32,440	$39,207
PACE Mortgage-Backed Securities Fixed Income Investments—Class Y	78,489	37,641	17,940	22,908
PACE Mortgage-Backed Securities Fixed Income Investments—Class P	1,629,679	717,487	440,677	471,515
PACE Intermediate Fixed Income Investments—Class A	63,250	24,204	19,727	19,319

PACE Select Advisors Trust

Notes to financial statements

Portfolio	Fee waivers/ expense reimbursements subject to repayment	Expires July 31, 2025	Expires July 31, 2026	Expires July 31, 2027
PACE Intermediate Fixed Income Investments—Class Y	$2,382	$869	$792	$721
PACE Intermediate Fixed Income Investments—Class P	1,880,174	746,965	585,319	547,890
PACE Strategic Fixed Income Investments—Class A	35,214	18,811	7,549	8,854
PACE Strategic Fixed Income Investments—Class Y	6,865	2,834	2,034	1,997
PACE Strategic Fixed Income Investments—Class P	1,897,094	979,471	441,695	475,928
PACE Municipal Fixed Income Investments—Class A	91,310	35,292	22,497	33,521
PACE Municipal Fixed Income Investments—Class Y	93	32	30	31
PACE Municipal Fixed Income Investments—Class P	638,959	265,603	153,457	219,899
PACE Global Fixed Income Investments—Class A	147,022	68,724	36,478	41,820
PACE Global Fixed Income Investments—Class Y	11,256	5,041	3,034	3,181
PACE Global Fixed Income Investments—Class P	1,618,659	776,531	402,655	439,473
PACE High Yield Investments—Class A	19,527	8,906	4,515	6,106
PACE High Yield Investments—Class Y	1,176	522	113	541
PACE High Yield Investments—Class P	1,191,182	494,505	286,741	409,936
PACE Large Co Value Equity Investments—Class A	1,164	—	—	1,164
PACE Large Co Value Equity Investments—Class P	117,873	—	25,387	92,486
PACE Large Co Growth Equity Investments—Class A	17,063	—	7,130	9,933
PACE Large Co Growth Equity Investments—Class Y	459	—	—	459
PACE Large Co Growth Equity Investments—Class P	573,759	104,858	229,983	238,918
PACE Small/Medium Co Value Equity Investments—Class A	262	—	—	262
PACE Small/Medium Co Value Equity Investments—Class Y	54	—	17	37
PACE Small/Medium Co Value Equity Investments—Class P	305,267	—	98,336	206,931
PACE Small/Medium Co Growth Equity Investments—Class P	237,666	—	121,570	116,097
PACE International Equity Investments—Class A	73,832	21,511	26,095	26,226
PACE International Equity Investments—Class Y	27,546	8,765	9,200	9,581
PACE International Equity Investments—Class P	1,647,140	475,437	595,879	575,824
PACE International Emerging Markets Equity Investments—Class A	27,579	13,276	7,487	6,816
PACE International Emerging Markets Equity Investments—Class Y	36,149	17,170	9,357	9,622
PACE International Emerging Markets Equity Investments—Class P	2,427,683	1,161,872	664,984	600,827
PACE Global Real Estate Securities Investments—Class A	1,934	475	661	798
PACE Global Real Estate Securities Investments—Class P	1,208,173	372,847	390,016	445,310
PACE Alternative Strategies Investments—Class A	31,929	13,172	10,998	7,759
PACE Alternative Strategies Investments—Class Y	2,606	1,081	882	643
PACE Alternative Strategies Investments—Class P	2,487,533	1,015,698	870,904	600,931

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that the yields on UBS Government Money Market Investments Fund drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. For the period ended July 31, 2024, the UBS Government Money Market Investments Fund did not incur this additional waiver.

For the period ended July 31, 2024, the Portfolios listed below paid broker commissions to affiliates of the investment manager as detailed in the below table. These broker commissions are reflected in the Statement of assets and liabilities within cost of investments, and the Statement of operations within net realized gains (losses) from, and/or net change in unrealized appreciation (depreciation) of investments and/or futures.

PACE Select Advisors Trust

Notes to financial statements

Affiliated broker	PACE Large Co Value Equity Investments	PACE Large Co Growth Equity Investments	PACE Small/ Medium Co Value Equity Investments	PACE Small/ Medium Co Growth Equity Investments	PACE International Emerging Markets Equity Investments	PACE Alternative Strategies Investments
UBS AG	$1,248	$—	$—	$—	$659	$49
UBS Securities Asia Ltd.	—	—	—	—	2,208	—
UBS Securities India Private Ltd.	—	—	—	—	516	—
UBS Securities LLC	681	72	5,619	802	2,655	34,676
UBS Securities Pte Ltd.	—	—	—	—	699	—
UBS Securities Pte Ltd., Seoul	—	—	—	—	2,060	—
UBS Switzerland AG	—	—	—	—	—	1

During the period ended July 31, 2024, some of the Portfolios engaged in purchase and sale transactions where an affiliate was underwriter. In such cases, the affiliate underwriter was not compensated and each trade was approved by the board.

Shareholder services plans

UBS AM (US) is the principal underwriter of each Portfolio's shares. The Trust has adopted a shareholder services plan (the "Plan") with respect to each Portfolio (with the exception of UBS Government Money Market Investments Fund, which only offers Class P shares) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plan governs the payments made for the expenses incurred in the service of Class A shares. Annual fees under the Plan as a percentage of the average daily net assets of Class A shares of each applicable Portfolio are 0.25%.

UBS AM (US) also receives the proceeds of the initial sales charges paid upon purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A. For the period ended July 31, 2024, there were no sales charges earned by UBS AM (US).

At July 31, 2024, certain Portfolios owed UBS AM (US) service fees.

Portfolio	Service fees owed
PACE Mortgage-Backed Securities Fixed Income Investments—Class A	$3,593
PACE Intermediate Fixed Income Investments—Class A	1,581
PACE Strategic Fixed Income Investments—Class A	1,968
PACE Municipal Fixed Income Investments—Class A	4,871
PACE Global Fixed Income Investments—Class A	3,129
PACE High Yield Investments—Class A	591
PACE Large Co Value Equity Investments—Class A	19,378
PACE Large Co Growth Equity Investments—Class A	10,359
PACE Small/Medium Co Value Equity Investments—Class A	2,955
PACE Small/Medium Co Growth Equity Investments—Class A	3,540
PACE International Equity Investments—Class A	4,879
PACE International Emerging Markets Equity Investments—Class A	646
PACE Global Real Estate Securities Investments—Class A	32
PACE Alternative Strategies Investments—Class A	715

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Portfolios pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), the Portfolios' transfer agent, and is compensated for these services by BNY Mellon, not the Portfolios.

PACE Select Advisors Trust

Notes to financial statements

For the period ended July 31, 2024, UBS Financial Services Inc. received from BNY Mellon, not the Portfolios, total delegated services fees as follows:

Portfolio	Delegated service fees earned
UBS Government Money Market Investments Fund	$—
PACE Mortgage-Backed Securities Fixed Income Investments	170,290
PACE Intermediate Fixed Income Investments	163,800
PACE Strategic Fixed Income Investments	207,581
PACE Municipal Fixed Income Investments	31,401
PACE Global Fixed Income Investments	185,235
PACE High Yield Investments	158,211
PACE Large Co Value Equity Investments	236,880
PACE Large Co Growth Equity Investments	227,607
PACE Small/Medium Co Value Equity Investments	225,025
PACE Small/Medium Co Growth Equity Investments	222,375
PACE International Equity Investments	225,111
PACE International Emerging Markets Equity Investments	224,892
PACE Global Real Estate Securities Investments	160,188
PACE Alternative Strategies Investments	120,062

Securities lending

Each Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured at all times by cash, US government securities and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the market value of the cash, US government securities, and irrevocable letters of credit securing the loan falls below 100% for domestic securities, and 103% for foreign securities, the borrower must provide additional cash, US government securities, and irrevocable letters of credit so that the total securing the loan is at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

Each Portfolio will regain ownership of loaned securities to exercise certain beneficial rights; however, each Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, US government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Portfolio, which is included in each Portfolio of investments. State Street Bank and Trust Company serves as the Portfolios' lending agent.

In addition, PACE International Equity Investments and PACE Alternative Strategies Investments participate in State Street's enhanced custody program. Through this program, State Street is capable of facilitating the Portfolios' short selling activity at a lower cost. A portion of the cash collateral received in connection with the Portfolios' securities lending activity is pledged back to State Street for the financing of short sales. This amount is shown as cash collateral on investments sold short in the Statement of assets and liabilities.

PACE Select Advisors Trust

Notes to financial statements

At July 31, 2024, the following Portfolios had securities on loan at value, cash collateral and non-cash collateral as follows:

Portfolio	Value of securities on loan	Cash collateral	Non-cash collateral*	Total collateral	Security types held as non-cash collateral
PACE Intermediate Fixed Income Investments	$5,375,208	$4,371,102	$1,113,449	$5,484,551	U.S. Treasury Notes and U.S. Treasury Bills
PACE Strategic Fixed Income Investments	10,075,859	4,915,118	5,357,759	10,272,877	U.S. Treasury Notes and U.S. Treasury Bills
PACE Global Fixed Income Investments	1,368,584	946,625	445,357	1,391,982	U.S. Treasury Notes and U.S. Treasury Bills
PACE High Yield Investments	3,775	1,484	2,384	3,868	U.S. Treasury Notes and U.S. Treasury Bills
PACE Large Co Value Equity Investments	20,984,833	1,268,597	20,082,442	21,351,039	U.S. Treasury Notes and U.S. Treasury Bills
PACE Small/Medium Co Value Equity Investments	9,292,450	—	9,481,006	9,481,006	U.S. Treasury Notes and U.S. Treasury Bills
PACE Small/Medium Co Growth Equity Investments	7,211,813	343,823	6,975,139	7,318,962	U.S. Treasury Notes and U.S. Treasury Bills
PACE International Equity Investments**	44,529,896	38,869,625	7,426,672	46,296,297	U.S. Treasury Notes and U.S. Treasury Bills
PACE International Emerging Markets Equity Investments	7,809,758	3,129,788	4,909,276	8,039,064	U.S. Treasury Notes and U.S. Treasury Bills
PACE Global Real Estate Securities Investments	5,446,933	450,958	5,235,357	5,686,315	U.S. Treasury Notes and U.S. Treasury Bills

*  These securities are held for the benefit of the Portfolio's custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of assets and liabilities.

**  This Portfolio participates in the enhanced custody program which permits self-borrow transactions that does not require any collateral for the securities on loan under those transactions.

The table below represents the disaggregation at July 31, 2024 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Portfolios or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.

	Type of securities loaned		Total gross amount of recognized liabilities for
Portfolio	Equity securities	Corporate Bonds	securities lending transactions
PACE Intermediate Fixed Income Investments	$—	$4,371,102	$4,371,102
PACE Strategic Fixed Income Investments	—	4,915,118	4,915,118
PACE Global Fixed Income Investments	—	946,625	946,625
PACE High Yield Investments	1,484	—	1,484
PACE Large Co Value Equity Investments	1,268,597	—	1,268,597
PACE Small/Medium Co Growth Equity Investments	343,823	—	343,823
PACE International Equity Investments	38,869,625	—	38,869,625
PACE International Emerging Markets Equity Investments	3,129,788	—	3,129,788
PACE Global Real Estate Securities Investments	450,958	—	450,958

Bank line of credit

With the exception of UBS Government Money Market Investments Fund, the Portfolios participate with other Portfolios managed, advised or subadvised by UBS AM in a $185 million committed credit facility (the "Committed Credit Facility") with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of a participating Portfolio at the request of shareholders and other temporary or emergency purposes. The expiration date of the line of credit agreement is March 31, 2025.

PACE Select Advisors Trust

Notes to financial statements

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. The Portfolios covered by the Committed Credit Facility have agreed to pay an annual 25 basis point commitment fee on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the Portfolios in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of Portfolios and the other 50% of the allocation is based on utilization.

For the period ended July 31, 2024, the following Portfolios had borrowings as follows:

Portfolio	Average daily amount of borrowing outstanding	Days outstanding	Interest expense	Weighted average annualized interest rate
PACE Large Co Value Equity Investments	$559,335	8	$830	6.680%
PACE Large Co Growth Equity Investments	6,509,301	1	1,208	6.680
PACE Small/Medium Co Value Equity Investments	1,276,933	10	2,369	6.680
PACE Small/Medium Co Growth Equity Investments	329,952	16	980	6.680
PACE International Equity Investments	724,566	108	14,520	6.680
PACE International Emerging Markets Equity Investments	696,054	79	10,203	6.680
PACE Global Real Estate Securities Investments	809,124	1	150	6.680
PACE Alternative Strategies Investments	1,919,283	32	11,396	6.680

At July 31, 2024, PACE International Equity Investments had outstanding borrowings of $646,917.

Purchases and sales of securities

For the period ended July 31, 2024, aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Portfolio	Purchases	Sales
PACE Mortgage-Backed Securities Fixed Income Investments	$3,754,276,584	$3,760,294,445
PACE Intermediate Fixed Income Investments	69,925,427	83,679,132
PACE Strategic Fixed Income Investments	490,019,868	581,231,055
PACE Municipal Fixed Income Investments	43,696,943	65,741,485
PACE Global Fixed Income Investments	248,803,412	272,990,350
PACE High Yield Investments	82,103,900	99,578,890
PACE Large Co Value Equity Investments	324,250,922	445,299,689
PACE Large Co Growth Equity Investments	369,632,956	541,786,962
PACE Small/Medium Co Value Equity Investments	346,941,627	388,684,212
PACE Small/Medium Co Growth Equity Investments	232,113,738	267,948,249
PACE International Equity Investments	303,935,404	417,540,740
PACE International Emerging Markets Equity Investments	242,558,905	240,372,887
PACE Global Real Estate Securities Investments	28,405,176	36,674,760
PACE Alternative Strategies Investments (long transactions)	837,446,602	895,246,268
PACE Alternative Strategies Investments (short transactions)	581,312,679	543,473,362

PACE Select Advisors Trust

Notes to financial statements

Shares of beneficial interest

There are an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Portfolios, except UBS Government Money Market Investments Fund, which transacts at $1.00 per share, were as follows:

PACE Mortgage-Backed Securities Fixed Income Investments
For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	6,483	$66,724
Shares repurchased	(236,134)	(2,402,757)
Dividends reinvested	65,306	661,352
Net increase (decrease)	(164,345)	$(1,674,681)
	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	173,159	$1,747,710	2,330,009	$23,666,690
Shares repurchased	(308,738)	(3,158,271)	(4,512,365)	(45,741,574)
Dividends reinvested	35,781	362,007	761,156	7,710,379
Net increase (decrease)	(99,798)	$(1,048,554)	(1,421,200)	$(14,364,505)

For the year ended July 31, 2023:

	Class A
	Shares	Amount
Shares sold	76,116	$793,232
Shares repurchased	(347,184)	(3,680,589)
Dividends reinvested	66,958	707,542
Net increase (decrease)	(204,110)	$(2,179,815)
	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	143,093	$1,512,569	2,299,143	$24,472,481
Shares repurchased	(251,601)	(2,713,721)	(6,198,558)	(65,797,904)
Dividends reinvested	35,250	372,498	809,236	8,555,595
Net increase (decrease)	(73,258)	$(828,654)	(3,090,179)	$(32,769,828)

PACE Select Advisors Trust

Notes to financial statements

PACE Intermediate Fixed Income Investments
For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	3,812	$39,298
Shares repurchased	(96,334)	(996,691)
Dividends reinvested	30,550	315,263
Net increase (decrease)	(61,972)	$(642,130)
	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,839,724	$29,376,702
Shares repurchased	(1,920)	(19,890)	(5,005,412)	(51,884,386)
Dividends reinvested	960	9,910	1,042,235	10,759,460
Net increase (decrease)	(960)	$(9,980)	(1,123,453)	$(11,748,224)

For the year ended July 31, 2023:

	Class A
	Shares	Amount
Shares sold	70,176	$729,832
Shares repurchased	(172,572)	(1,819,559)
Dividends reinvested	24,738	259,632
Net increase (decrease)	(77,658)	$(830,095)
	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,896,355	$30,613,650
Shares repurchased	(2,193)	(23,003)	(6,797,020)	(71,799,992)
Dividends reinvested	749	7,859	887,366	9,316,547
Net increase (decrease)	(1,444)	$(15,144)	(3,013,299)	$(31,869,795)

PACE Strategic Fixed Income Investments
For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	52,433	$620,530
Shares repurchased	(117,991)	(1,362,409)
Dividends reinvested	37,245	429,572
Net increase (decrease)	(28,313)	$(312,307)
	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	1,793	$20,309	3,905,472	$45,129,966
Shares repurchased	(21,229)	(246,416)	(8,238,571)	(95,138,092)
Dividends reinvested	3,717	42,758	1,929,208	22,219,334
Net increase (decrease)	(15,719)	$(183,349)	(2,403,891)	$(27,788,792)

PACE Select Advisors Trust

Notes to financial statements

For the year ended July 31, 2023:

	Class A
	Shares	Amount
Shares sold	97,440	$1,127,449
Shares repurchased	(284,245)	(3,299,159)
Dividends reinvested	31,664	369,691
Net increase (decrease)	(155,141)	$(1,802,019)
	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	22,951	$272,364	3,843,990	$45,116,786
Shares repurchased	(24,877)	(293,670)	(12,278,880)	(143,972,447)
Dividends reinvested	3,451	40,221	1,728,016	20,158,763
Net increase (decrease)	1,525	$18,915	(6,706,874)	$(78,696,898)

PACE Municipal Fixed Income Investments
For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	21,223	$251,932
Shares repurchased	(345,988)	(4,131,982)
Dividends reinvested	28,102	338,578
Net increase (decrease)	(296,663)	$(3,541,472)
	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,469,703	$17,777,492
Shares repurchased	(19)	(226)	(3,896,861)	(46,960,868)
Dividends reinvested	8	95	311,450	3,756,076
Net increase (decrease)	(11)	$(131)	(2,115,708)	$(25,427,300)

For the year ended July 31, 2023:

	Class A
	Shares	Amount
Shares sold	34,136	$410,181
Shares repurchased	(370,855)	(4,461,138)
Dividends reinvested	30,604	367,609
Net increase (decrease)	(306,115)	$(3,683,348)
	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	—	$—	3,660,802	$44,100,706
Shares repurchased	—	—	(8,295,523)	(99,482,004)
Dividends reinvested	7	87	352,977	4,239,866
Net increase (decrease)	7	$87	(4,281,744)	$(51,141,432)

PACE Select Advisors Trust

Notes to financial statements

PACE Global Fixed Income Investments
For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	3,791	$29,690
Shares repurchased	(259,476)	(2,051,767)
Dividends reinvested	51,151	402,502
Net increase (decrease)	(204,534)	$(1,619,575)
	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	1,543	$11,886	2,892,099	$22,650,395
Shares repurchased	(40,161)	(316,262)	(5,382,384)	(42,263,614)
Dividends reinvested	5,822	45,349	726,289	5,689,447
Net increase (decrease)	(32,796)	$(259,027)	(1,763,996)	$(13,923,772)

For the year ended July 31, 2023:

	Class A
	Shares	Amount
Shares sold	380,208	$3,054,561
Shares repurchased	(672,785)	(5,494,463)
Dividends reinvested	44,457	362,045
Net increase (decrease)	(248,120)	$(2,077,857)
	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	1,674	$13,353	2,340,285	$19,050,492
Shares repurchased	(8,252)	(67,117)	(7,050,584)	(57,411,384)
Dividends reinvested	4,977	40,159	637,595	5,172,506
Net increase (decrease)	(1,601)	$(13,605)	(4,072,704)	$(33,188,386)

PACE Select Advisors Trust

Notes to financial statements

PACE High Yield Investments
For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	8,797	$75,527
Shares repurchased	(89,144)	(753,022)
Dividends reinvested	15,261	128,874
Net increase (decrease)	(65,086)	$(548,621)
	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,493,799	$12,644,556
Shares repurchased	(316)	(2,743)	(4,725,986)	(39,879,478)
Dividends reinvested	4,743	40,234	1,236,155	10,405,561
Net increase (decrease)	4,427	$37,491	(1,996,032)	$(16,829,361)

	Class P2
	Shares	Amount
Shares sold	—	$—
Shares repurchased	(55,090)	(460,000)
Dividends reinvested	60,861	521,593
Net increase (decrease)	5,771	$61,593

For the year ended July 31, 2023:

	Class A
	Shares	Amount
Shares sold	315,609	$2,579,783
Shares repurchased	(343,346)	(2,843,817)
Dividends reinvested	16,543	135,665
Net increase (decrease)	(11,194)	$(128,369)
	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,599,574	$13,215,377
Shares repurchased	—	—	(7,096,810)	(58,248,395)
Dividends reinvested	4,345	35,811	1,349,600	11,046,260
Net increase (decrease)	4,345	$35,811	(4,147,636)	$(33,986,758)

	Class P2
	Shares	Amount
Shares sold	—	$—
Shares repurchased	(1,463,751)	(12,000,826)
Dividends reinvested	102,705	847,311
Net increase (decrease)	(1,361,046)	$(11,153,515)

PACE Select Advisors Trust

Notes to financial statements

PACE Large Co Value Equity Investments
For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	13,843	$271,871
Shares repurchased	(526,055)	(10,473,259)
Dividends reinvested	201,556	3,877,930
Net increase (decrease)	(310,656)	$(6,323,458)
	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	11,159	$224,940	1,349,516	$26,617,810
Shares repurchased	(116,695)	(2,406,093)	(8,057,829)	(159,751,905)
Dividends reinvested	46,105	887,988	1,729,414	33,049,109
Net increase (decrease)	(59,431)	$(1,293,165)	(4,978,899)	$(100,084,986)

For the year ended July 31, 2023:

	Class A
	Shares	Amount
Shares sold	287,685	$5,672,005
Shares repurchased	(872,168)	(16,949,994)
Dividends reinvested	654,335	11,620,993
Net increase (decrease)	69,852	$343,004
	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	4,311	$85,177	1,987,404	$38,074,782
Shares repurchased	(42,588)	(845,375)	(12,411,886)	(241,946,520)
Dividends reinvested	131,904	2,345,253	5,916,784	104,431,238
Net increase (decrease)	93,627	$1,585,055	(4,507,698)	$(99,440,500)

PACE Large Co Growth Equity Investments
For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	739	$10,494
Shares repurchased	(377,434)	(5,457,567)
Dividends reinvested	71,847	969,938
Net increase (decrease)	(304,848)	$(4,477,135)
	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	2,587	$42,933	1,532,853	$25,040,945
Shares repurchased	(105,853)	(1,803,781)	(11,694,838)	(192,915,475)
Dividends reinvested	25,161	401,826	914,203	14,225,005
Net increase (decrease)	(78,105)	$(1,359,022)	(9,247,782)	$(153,649,525)

PACE Select Advisors Trust

Notes to financial statements

For the year ended July 31, 2023:

	Class A
	Shares	Amount
Shares sold	337,537	$4,479,165
Shares repurchased	(908,187)	(11,989,018)
Dividends reinvested	1,410,579	14,726,450
Net increase (decrease)	839,929	$7,216,597
	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	2,376	$33,901	5,315,327	$73,431,845
Shares repurchased	(68,880)	(1,076,212)	(16,439,818)	(262,596,365)
Dividends reinvested	478,445	5,870,524	19,326,573	231,145,810
Net increase (decrease)	411,941	$4,828,213	8,202,082	$41,981,290

PACE Small/Medium Co Value Equity Investments
For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	4,274	$76,114
Shares repurchased	(143,029)	(2,576,638)
Dividends reinvested	3,446	61,687
Net increase (decrease)	(135,309)	$(2,438,837)
	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	218	$4,146	812,453	$15,094,841
Shares repurchased	(2,820)	(54,022)	(3,349,911)	(62,122,425)
Dividends reinvested	36	691	99,028	1,857,768
Net increase (decrease)	(2,566)	$(49,185)	(2,438,430)	$(45,169,816)

For the year ended July 31, 2023:

	Class A
	Shares	Amount
Shares sold	182,768	$3,448,931
Shares repurchased	(295,092)	(5,431,871)
Dividends reinvested	150,456	2,432,879
Net increase (decrease)	38,132	$449,939
	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	72	$1,446	953,843	$17,917,441
Shares repurchased	(1,242)	(24,150)	(5,072,806)	(98,094,584)
Dividends reinvested	1,239	21,413	3,227,999	54,682,305
Net increase (decrease)	69	$(1,291)	(890,964)	$(25,494,838)

PACE Select Advisors Trust

Notes to financial statements

PACE Small/Medium Co Growth Equity Investments
For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	7,559	$87,295
Shares repurchased	(319,423)	(3,680,634)
Dividends reinvested	—	—
Net increase (decrease)	(311,864)	$(3,593,339)
	Class P
	Shares	Amount
Shares sold	1,275,016	$17,318,775
Shares repurchased	(3,646,698)	(49,257,659)
Dividends reinvested	—	—
Net increase (decrease)	(2,371,682)	$(31,938,884)

For the year ended July 31, 2023:

	Class A
	Shares	Amount
Shares sold	190,690	$2,057,614
Shares repurchased	(473,607)	(5,040,635)
Dividends reinvested	—	—
Net increase (decrease)	(282,917)	$(2,983,021)
	Class P
	Shares	Amount
Shares sold	2,228,325	$28,292,275
Shares repurchased	(7,496,556)	(93,064,041)
Dividends reinvested	—	—
Net increase (decrease)	(5,268,231)	$(64,771,766)

PACE Select Advisors Trust

Notes to financial statements

PACE International Equity Investments
For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	6,531	$117,635
Shares repurchased	(138,947)	(2,400,163)
Dividends reinvested	45,885	774,541
Net increase (decrease)	(86,531)	$(1,507,987)
	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	13,987	$238,002	1,365,866	$23,428,918
Shares repurchased	(87,392)	(1,579,579)	(8,199,725)	(141,086,674)
Dividends reinvested	25,966	434,926	1,566,053	26,153,078
Net increase (decrease)	(47,439)	$(906,651)	(5,267,806)	$(91,504,678)

	Class P2
	Shares	Amount
Shares sold	—	$—
Shares repurchased	(368,208)	(6,285,700)
Dividends reinvested	35,237	591,278
Net increase (decrease)	(332,971)	$(5,694,422)

For the year ended July 31, 2023:

	Class A
	Shares	Amount
Shares sold	309,127	$4,793,721
Shares repurchased	(447,850)	(7,012,290)
Dividends reinvested	37,166	553,395
Net increase (decrease)	(101,557)	$(1,665,174)
	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	2,139	$33,893	2,056,873	$31,800,231
Shares repurchased	(82,730)	(1,265,508)	(12,629,830)	(195,215,162)
Dividends reinvested	20,798	307,389	1,416,983	20,886,334
Net increase (decrease)	(59,793)	$(924,226)	(9,155,974)	$(142,528,597)

	Class P2[1]
	Shares	Amount
Shares sold	1,123,463	$18,604,500
Shares repurchased	(64)	(1,056)
Dividends reinvested	—	—
Net increase (decrease)	1,123,399	$18,603,444

1  For the period from March 27, 2023 (commencement of operations) through July 31, 2023.

PACE Select Advisors Trust

Notes to financial statements

PACE International Emerging Markets Equity Investments
For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	3,176	$40,018
Shares repurchased	(40,589)	(503,422)
Dividends reinvested	2,839	35,009
Net increase (decrease)	(34,574)	$(428,395)
	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	6,866	$86,955	1,559,373	$19,298,501
Shares repurchased	(63,536)	(824,396)	(4,063,887)	(50,560,862)
Dividends reinvested	4,644	57,769	260,576	3,223,318
Net increase (decrease)	(52,026)	$(679,672)	(2,243,938)	$(28,039,043)

	Class P2
	Shares	Amount
Shares sold	5,315,552	$65,903,253
Shares repurchased	(2,595,950)	(31,948,262)
Dividends reinvested	41,817	519,780
Net increase (decrease)	2,761,419	$34,474,771

For the year ended July 31, 2023:

	Class A
	Shares	Amount
Shares sold	323,265	$3,821,348
Shares repurchased	(351,519)	(4,241,150)
Dividends reinvested	5,631	65,151
Net increase (decrease)	(22,623)	$(354,651)
	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	4,867	$59,545	1,830,666	$21,910,349
Shares repurchased	(28,225)	(342,386)	(6,226,462)	(74,485,737)
Dividends reinvested	8,633	100,744	510,678	5,923,865
Net increase (decrease)	(14,725)	$(182,097)	(3,885,118)	$(46,651,523)

	Class P2[1]
	Shares	Amount
Shares sold	10,397,711	$127,357,085
Shares repurchased	(1,914,303)	(23,546,817)
Dividends reinvested	—	—
Net increase (decrease)	8,483,408	$103,810,268

1  For the period from March 16, 2023 (commencement of operations) through July 31, 2023

PACE Select Advisors Trust

Notes to financial statements

PACE Global Real Estate Securities Investments
For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	956	$6,347
Shares repurchased	(10,854)	(69,569)
Dividends reinvested	165	1,118
Net increase (decrease)	(9,733)	$(62,104)
	Class P
	Shares	Amount
Shares sold	889,085	$5,465,374
Shares repurchased	(2,323,693)	(14,264,322)
Dividends reinvested	147,258	948,340
Net increase (decrease)	(1,287,350)	$(7,850,608)

For the year ended July 31, 2023:

	Class A
	Shares	Amount
Shares sold	93,891	$602,023
Shares repurchased	(106,715)	(686,552)
line	163	1,022
Net increase (decrease)	(12,661)	$(83,507)
	Class P
	Shares	Amount
Shares sold	917,252	$5,659,201
Shares repurchased	(3,308,757)	(20,364,479)
Dividends reinvested	124,507	743,308
Net increase (decrease)	(2,266,998)	$(13,961,970)

PACE Select Advisors Trust

Notes to financial statements

PACE Alternative Strategies Investments
For the year ended July 31, 2024:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	6,663	$73,290	845	$9,129
Shares repurchased	(73,809)	(793,447)	(4,985)	(55,053)
Dividends reinvested	11,546	121,812	1,146	12,140
Net increase (decrease)	(55,600)	$(598,345)	(2,994)	$(33,784)

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	1,071,164	$11,546,854	799,785	$8,569,968
Shares repurchased	(6,501,303)	(69,780,151)	(881,257)	(9,433,205)
Dividends reinvested	975,136	10,277,929	171,098	1,799,953
Net increase (decrease)	(4,455,003)	$(47,955,368)	89,626	$936,716

For the year ended July 31, 2023:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	24,943	$264,387	947	$10,009
Shares repurchased	(124,649)	(1,312,113)	(11,075)	(116,989)
Dividends reinvested	9,131	95,234	913	9,562
Net increase (decrease)	(90,575)	$(952,492)	(9,215)	$(97,418)

	Class P		Class P2[1]
	Shares	Amount	Shares	Amount
Shares sold	1,983,213	$20,807,644	5,178,824	$53,605,295
Shares repurchased	(10,361,213)	(108,751,389)	(64,565)	(669,630)
Dividends reinvested	764,065	7,961,562	—	—
Net increase (decrease)	(7,613,935)	$(79,982,183)	5,114,259	$52,935,665

1  For the period from November 11, 2022 (commencement of operations) through July 31, 2023

Federal tax status

Each of the Portfolios intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Portfolio intends not to be subject to a federal excise tax.

PACE Select Advisors Trust

Notes to financial statements

The tax character of distributions paid during the fiscal years ended July 31, 2024 and July 31, 2023 were as follows:

	2024				2023
Portfolio	Tax- exempt income	Ordinary income	Long-term realized capital gains	Return of capital	Tax- exempt income	Ordinary income	Long term realized capital gains	Return of capital
UBS Government Money Market Investments Fund	$—	$147,258,779	$—	$—	$—	$65,060,792	$—	$—
PACE Mortgage-Backed Securities Fixed Income Investments	—	9,728,612	—	—	—	10,731,647	—	—
PACE Intermediate Fixed Income Investments	—	12,328,544	—	—	—	10,691,429	—	—
PACE Strategic Fixed Income Investments		23,063,411	—	1,613,938	—	21,069,776	—	1,338,892
PACE Municipal Fixed Income Investments	4,776,615	71,140	—	—	5,378,399	76,053	—	—
PACE Global Fixed Income Investments	—	2,648,237	—	4,084,798	—	—	—	6,116,846
PACE High Yield Investments	—	10,581,819	—	1,520,674	—	9,118,885	—	4,006,355
PACE Large Co Value Equity Investments	—	28,209,437	12,372,435	—	—	21,061,622	106,300,320	—
PACE Large Co Growth Equity Investments	—	92	16,410,405	—	—	1,022,547	267,156,985	—
PACE Small/Medium Co Value Equity Investments	—	2,043,099	50,253	—	—	4,305,779	57,583,596	—
PACE Small/Medium Co Growth Equity Investments	—	—	—	—	—	—	—	—
PACE International Equity Investments	—	26,624,845	3,486,593	—	—	8,336,925	15,045,318	—
PACE International Emerging Markets Equity Investments	—	5,128,572	—	—	—	6,496,769	—	—
PACE Global Real Estate Securities Investments	—	1,019,596	—	—	—	810,887	—	—
PACE Alternative Strategies Investments	—	13,037,458	—	—	—	8,834	8,547,831	—

For federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments, including derivatives, held at July 31, 2024 were as follows:

Portfolio	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net Unrealized appreciation (depreciation) on investments
UBS Government Money Market Investments Fund	$2,842,880,308	$—	$—	$—
PACE Mortgage-Backed Securities Fixed Income Investments	287,108,200	7,643,671	(24,504,944)	(16,861,273)
PACE Intermediate Fixed Income Investments	208,754,890	4,083,370	(2,322,262)	1,761,108
PACE Strategic Fixed Income Investments	485,280,773	13,102,976	(15,970,215)	(2,867,239)
PACE Municipal Fixed Income Investments	191,214,076	1,161,383	(4,933,268)	(3,771,885)
PACE Global Fixed Income Investments	184,245,059	4,136,447	(6,175,240)	(2,038,793)
PACE High Yield Investments	198,794,132	3,734,633	(17,241,953)	(13,507,320)
PACE Large Co Value Equity Investments	701,678,238	122,843,772	(24,318,810)	98,524,962
PACE Large Co Growth Equity Investments	595,616,314	221,678,522	(11,676,788)	210,001,734
PACE Small/Medium Co Value Equity Investments	263,554,430	45,807,116	(5,587,756)	40,219,360
PACE Small/Medium Co Growth Equity Investments	250,637,237	45,298,786	(24,569,461)	20,729,325
PACE International Equity Investments	628,793,331	175,126,125	(39,451,986)	135,674,139
PACE International Emerging Markets Equity Investments	374,282,832	42,462,926	(30,425,091)	12,037,835
PACE Global Real Estate Securities Investments	62,448,307	4,550,123	(4,566,838)	(16,715)
PACE Alternative Strategies Investments	236,511,754	14,345,247	(16,210,372)	(1,865,125)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax deferral of losses on wash sales, tax treatment of certain derivatives, mark-to-market of passive foreign investment companies, non-taxable special dividends, mortgage dollar roll adjustments, Section 305(c) adjustments, and constructive sales.

PACE Select Advisors Trust

Notes to financial statements

At July 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
UBS Government Money Market Investments Fund	$—	$6,322,064	$—	$(2,357)	$—	$(6,322,656)	$(2,949)
PACE Mortgage-Backed Securities Fixed Income Investments	—	327,857	—	(56,592,540)	(16,861,403)	(6,207)	(73,132,293)
PACE Intermediate Fixed Income Investments	—	1,530,602	—	(42,928,876)	1,761,107	(98,567)	(39,735,734)
PACE Strategic Fixed Income Investments	—	—	—	(91,254,879)	(10,573,291)	(541,121)	(102,369,291)
PACE Municipal Fixed Income Investments	1,268,226	—	—	(3,534,252)	(3,771,885)	—	(6,037,911)
PACE Global Fixed Income Investments	—	—	—	(34,042,025)	(2,041,118)	(1,048,605)	(37,131,748)
PACE High Yield Investments	—	—	—	(30,077,101)	(13,506,651)	(136,942)	(43,720,694)
PACE Large Co Value Equity Investments	—	10,323,217	35,020,193	—	98,528,244	—	143,871,654
PACE Large Co Growth Equity Investments	—	8,879,463	47,822,688	—	210,001,734	—	266,703,885
PACE Small/Medium Co Value Equity Investments	—	4,675,597	32,291,545	—	40,186,789	—	77,153,931
PACE Small/Medium Co Growth Equity Investments	—	—	8,189,012	—	20,729,325	—	28,918,337
PACE International Equity Investments	—	6,389,493	43,460,595	—	135,572,030	(1,086,272)	184,335,846
PACE International Emerging Markets Equity Investments	—	3,571,213	—	(19,146,315)	10,865,457	—	(4,709,645)
PACE Global Real Estate Securities Investments	—	69,844	—	(15,158,615)	(21,464)	—	(15,110,235)
PACE Alternative Strategies Investments	—	11,425,220	6,170,389		(1,924,340)	(833,021)	14,838,248

Net capital losses recognized by the Portfolios may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward indefinitely are as follows:

Portfolio	Short-term losses	Long-term losses	Net capital losses
UBS Government Money Market Investments Fund	$2,357	$—	$2,357
PACE Mortgage-Backed Securities Fixed Income Investments	24,477,869	32,114,671	56,592,540
PACE Intermediate Fixed Income Investments	17,026,073	25,902,803	42,928,876
PACE Strategic Fixed Income Investments	23,946,967	67,307,912	91,254,879
PACE Municipal Fixed Income Investments	1,047,536	2,486,716	3,534,252
PACE Global Fixed Income Investments	17,862,938	16,179,087	34,042,025
PACE High Yield Investments	1,745,571	28,331,530	30,077,101
PACE International Emerging Markets Equity Investments	18,348,376	797,939	19,146,315
PACE Global Real Estate Securities Investments	105,543	15,053,072	15,158,615

PACE Select Advisors Trust

Notes to financial statements

During the fiscal year ended, the following Portfolios utilized capital loss carryforwards to offset current year realized gains:

Portfolio	Capital loss carryforwards utilized
PACE Small/Medium Co Growth Equity Investments	$13,025,656
PACE International Emerging Markets Equity Investments	4,641,920
PACE Alternative Strategies Investments	8,204,648

Qualified late year losses are deemed to arise on the first business day of a Portfolio's next taxable year. For the fiscal year ended July 31, 2024, the following Portfolios incurred and elected to defer qualified late year losses of the following:

	Late year	Post October capital loss
Portfolio	ordinary loss	Short-term losses	Long-term losses
PACE Global Fixed Income Investments	$879,504	$—	$—

At July 31, 2024, the effect of permanent "book/tax" reclassifications resulted in increases and decreases to components of the Portfolios' net assets as follows:

Portfolio	Distributable earnings (losses)	Beneficial interest
PACE Strategic Fixed Income Investments	$544	$(544)
PACE Small/Medium Co Growth Equity Investments	611,170	(611,170)
PACE International Equity Investments	(1)	1
PACE Global Real Estate Securities Investments	22,652	(22,652)

These differences are primarily due to net operating losses and distributions in excess of net investment income.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Portfolios have conducted an analysis and concluded as of July 31, 2024, there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is each Portfolio's policy to record any significant foreign tax exposures in the financial statements. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended July 31, 2024, the Portfolios did not incur any interest or penalties. Capital gains realized by the Portfolios on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes will be paid by the Portfolios.

Each of the tax years in the four year period ended July 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

PACE Select Advisors Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of
PACE Select Advisors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of PACE Select Advisors Trust (the "Trust"), (comprising UBS Government Money Market Investments Fund, PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments, PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments, PACE Small/Medium Co Value Equity Investments, PACE Small/Medium Co Growth Equity Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments (collectively referred to as the "Portfolios")), including the portfolios of investments, as of July 31, 2024, and the related statements of operations and cash flows (for PACE International Equity Investments) for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios comprising PACE Select Advisors Trust at July 31, 2024, the results of their operations and cash flows (for PACE International Equity Investments) for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on each of the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York
September 26, 2024

PACE Select Advisors Trust

Tax information (unaudited)

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you in writing as to the federal tax status of distributions received by shareholders during the fiscal year. Accordingly, the percentage of ordinary dividends paid that qualify for the dividends received deduction for corporate shareholders and the amount of foreign tax credit to be passed through to shareholders are as follows:

Portfolio	Dividends received deduction	Long-term capital gain	Foreign tax credit
PACE Intermediate Fixed Income Investments	$22,041	$—	$—
PACE Strategic Fixed Income Investments	25,156	—	—
PACE Global Fixed Income Investments	—	—	33,415
PACE High Yield Investments	19,445	—	—
PACE Large Co Value Equity Investments	19,559,292	12,372,435	—
PACE Large Co Growth Equity Investments	29	16,410,405	—
PACE Small/Medium Co Value Equity Investments	1,427,933	50,253	—
PACE International Equity Investments	—	3,486,593	1,919,130
PACE International Emerging Markets Equity Investments	10,116	—	1,787,772
PACE Global Real Estate Securities Investments	13,341	—	—
PACE Alternative Strategies Investments	1,332,009	—	—

Also, for the fiscal year ended July 31, 2024, the foreign source income for information reporting purposes for PACE Global Fixed Income Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments is $2,979,142, $15,921,633, and $6,260,720 respectively.

For the taxable year ended July 31, 2024, the Portfolios designate the amounts below as the maximum amount that may be considered qualified dividend income for individual shareholders

Portfolio	Maximum amount considered qualified dividend income
PACE Intermediate Fixed Income Investments	$22,089
PACE Strategic Fixed Income Investments	25,139
PACE High Yield Investments	28,940
PACE Large Co Value Equity Investments	22,967,505
PACE Large Co Growth Equity Investments	33
PACE Small/Medium Co Value Equity Investments	1,577,623
PACE International Equity Investments	27,327,650
PACE International Emerging Markets Equity Investments	5,652,329
PACE Global Real Estate Securities Investments	384,254
PACE Alternative Strategies Investments	3,230,099

Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders should not use the above information to prepare their tax returns. Since the Portfolios' fiscal year end is not the calendar year end, another notification will be sent with respect to calendar year 2024. Such notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in February 2025. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each of the Portfolios.

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins
Chair

David R. Malpass

Investment Manager and
Administrator

UBS Asset Management (Americas) LLC
787 Seventh Avenue
New York, New York 10019

Principal Underwriter

UBS Asset Management (US) Inc.
787 Seventh Avenue
New York, New York 10019

This report is not to be used in connection with the offering of shares of the Portfolios unless accompanied or preceded by an effective prospectus.

©UBS 2024. All rights reserved.
UBS Asset Management (Americas) LLC

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, NY 10019

S003

(b) Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) All board members and all members of any advisory board for regular compensation: $496,439

(2) Each board member and each member of an advisory board for special compensation: Not applicable.

(3) All officers: Not applicable.

(4) Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

February 21, 2024 Meeting:

At a meeting of the board of PACE Select Advisors Trust (the "Trust") on February 21, 2024, the members of the board, including the trustees who are not "interested persons" of the Trust (the "Independent Trustees") as defined in the Investment Company Act of 1940, as amended, considered the approval of an amendment to the Investment Management and Administration Agreement (the "Contract") between UBS Asset Management (Americas) Inc. ("UBS AM") and the Trust and the sub-advisory agreements between UBS AM and several other entities that serve as sub-advisors to series of the Trust (the "Sub-Advisory Contracts").

Management discussed with the board its proposal to reorganize UBS AM from a Delaware corporation to a Delaware limited liability company and to change its name to UBS Asset Management (Americas) LLC. Management stated that UBS AM is proposing that the Contract and Sub-Advisory Contracts be amended at the time of the closing of the reorganization to reflect UBS AM's new name and form of organization. UBS AM represented, and the board considered, that there was expected to be no change to: (i) the advisory fee or any other amounts to be paid by the Trust; (ii) the nature, extent, and quality of the services to be provided by UBS AM; (iii) fund performance; (iv) the costs of the services to be provided and profits to be realized by UBS AM and its affiliates from the relationship with the Trust; (v) the realization of economies of scale as the Trust grows; or (vi) any other benefits derived or to be derived by UBS AM from the relationship with the Trust.

The board, including a majority of the Independent Trustees, approved the amendments to the Contract and Sub-Advisory Contracts. No single factor considered by the board was identified by the board as the principal factor in determining whether to approve the amendments to the Contract and Sub-Advisory Contracts. The Independent Trustees were advised by separate independent legal counsel throughout the process.

May 22, 2024 Meeting:

Background—At a meeting of the board of PACE Select Advisors Trust (the "Trust") on May 22, 2024, the members of the board, including the trustees who are not "interested persons," as defined in the Investment Company Act of 1940, as amended, of the Trust (the "Independent Trustees"), considered and approved the proposed sub-advisory agreement (the "Sub-Advisory Agreement") between UBS Asset Management (Americas) LLC ("UBS AM") and Lazard Asset Management LLC ("Lazard") with respect to PACE Alternative Strategies Investments (the "Portfolio"). Management discussed with the board its proposal to terminate two current sub-advisors, to reallocate the portion of the assets managed by the existing sub-advisors to Lazard and to appoint Lazard as a sub-advisor to the Portfolio. In considering the approval of the Sub-Advisory Agreement, the board was able to draw on its knowledge of the Trust, its portfolios and UBS AM. The board recognized its familiarity with UBS AM and the investment management and sub-advisory agreements for this and the other portfolios of the Trust, including the extensive materials the board had previously reviewed in connection with the annual reconsideration of the contracts for the portfolios. The board also received a memorandum from UBS AM discussing UBS AM's reasons for recommending Lazard as a sub-advisor to the Portfolio.

In its consideration of the approval of the Sub-Advisory Agreement, the board considered the following factors:

Nature, extent and quality of the services under the Sub-Advisory Agreement—The board's evaluation of the services to be provided by Lazard to the Portfolio took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the Trust and its portfolios. It reviewed the purposes and investment objective of the Portfolio and UBS AM's overall plan to meet the Portfolio's stated purposes and objective. The board considered management's reasons for recommending the appointment of Lazard as a sub-advisor to the Portfolio, including its "due diligence" concerning Lazard and its belief that adding Lazard's strategy would provide an opportunity to increase the Portfolio's return potential. The board also received materials from Lazard detailing its investment philosophy and spoke with representatives of Lazard, who discussed with the board that investment philosophy and process, and the backgrounds and qualifications of the portfolio management team. The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided to the Portfolio under the proposed Sub-Advisory Agreement.

Sub-advisory fee—The board reviewed and considered the proposed contractual sub-advisory fee to be payable by UBS AM to Lazard in light of the nature, extent and quality of the sub-advisory services anticipated to be provided by Lazard. The board noted that the proposed contractual sub-advisory fee, along with the other sub-advisory changes proposed by UBS AM, would result in a net decrease in the annualized sub-advisory fees paid by UBS AM with respect to the Portfolio. The board determined that the proposed sub-advisory fee was reasonable in light of the nature, extent and quality of the services proposed to be provided to the Portfolio under the Sub-Advisory Agreement.

Fund performance—The board received and considered performance information for the strategy provided by Lazard. The board also noted that, as Lazard would be a new sub-advisor to the Portfolio, the current performance of the Portfolio was not a significant factor in the consideration of the approval of the Sub-Advisory Agreement.

Advisor profitability—Profitability of Lazard or its affiliates or UBS AM or its affiliates in providing services to the Portfolio was not a significant factor considered by the board, as the sub-advisory fee would be paid by UBS AM out of the management fee paid to it by the Portfolio, and not by the Portfolio.

Economies of scale—The board noted that, as the sub-advisory fee for the Portfolio would be paid by UBS AM, not by the Portfolio, consideration of economies of scale with respect specifically to the sub-advisory fee was not relevant.

Other benefits to Lazard—The board was informed by management that Lazard's relationship with the Portfolio would be limited to its provision of sub-advisory services to the Portfolio and that therefore management believed that Lazard would not receive tangible ancillary benefits as a result of its relationship with the Portfolio, with the exception of possible benefits from soft dollars (e.g., research credits related to transaction commissions) for the Portfolio (which would also potentially benefit the Portfolio). The board recognized that Lazard could receive intangible benefits from its association with the Portfolio, such as increased name recognition or publicity from being selected as a sub-advisor to the Portfolio after an extensive review process. Similarly, the Portfolio could benefit from having a sub-advisor with an established or well-regarded reputation.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the proposed Sub-Advisory Agreement for the Portfolio. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Sub-Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

July 25-26, 2024 Meetings:

Background—At a meeting of the board of PACE Select Advisors Trust (the "Trust") on July 25-26, 2024, the members of the board, including the trustees who are not "interested persons," as defined in the Investment Company Act of 1940, as amended, of the Trust (the "Independent Trustees"), considered and approved the continuance of the investment management and administration agreement (the "Investment Management and Administration Agreement") between UBS Asset Management (Americas) LLC ("UBS AM") and the Trust, on behalf of each series of the Trust (each a "Portfolio" and together the "Portfolios"), and, for those Portfolios with subadvisor(s), the subadvisory agreements for the Portfolios. (Throughout this discussion, each subadvisor to a Portfolio is referred to as a "Subadvisor" and each subadvisory agreement is referred to as a "Subadvisory Agreement.") In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM and the Portfolios' Subadvisors, as well as the management, subadvisory, administrative and distribution arrangements for the Portfolios. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of management, subadvisory, administration and distribution agreements.

In its consideration of the approval of the Investment Management and Administration Agreement and the Subadvisory Agreements, the board reviewed the following factors:

Nature, extent and quality of the services under the Investment Management and Administration Agreement and the Subadvisory Agreements—The board received and considered information regarding the nature, extent and quality of management services provided to the Portfolios by UBS AM and, for those Portfolios with Subadvisor(s), subadvisory services provided by each Subadvisor during the past year. The board also considered the nature, extent and quality of administrative, distribution and shareholder services performed by UBS AM and its affiliates for the Portfolios and the resources devoted to, and the record of compliance with, each Portfolio's compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Portfolio's affairs and UBS AM's role in coordinating and overseeing providers of other services to the Portfolios. The board noted the complexity of this process for the Portfolios, given their broad range of investment strategies. The board noted that UBS AM provided extensive oversight of the Subadvisors for the Portfolios and reported to the board at each regular meeting on the Subadvisors' performance and compliance with applicable requirements and made recommendations with respect to Subadvisor changes (both in terms of the allocation of Portfolio assets to Subadvisors and their hiring and termination) from time to time based on the performance of the Subadvisors and other relevant factors. The board's evaluation of the services provided by UBS AM and the Subadvisors took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM's investment management and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including (i) maintaining and monitoring its own and the Portfolios' expanded compliance programs and (ii) hiring and replacing Subadvisors, monitoring current Subadvisors (including adjusting their Portfolio asset allocations) and coordinating strategies among Subadvisors to continue to optimize the implementation and effectuation of the Portfolios' investment strategies. It also was noted that the Investment Management and Administration Agreement under consideration had been approved previously by shareholders at a special meeting of shareholders of the Trust.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Portfolios and had previously met with and received information regarding the person(s) or portfolio management team from each Subadvisor and/or UBS AM primarily responsible for the day-to-day management of each Portfolio. The board recognized that several senior personnel at UBS AM report to the board regularly, and that at each regular meeting the board receives a detailed report from UBS AM on each Portfolio's performance and receives more extensive information periodically from each Subadvisor. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $395 billion in assets under management as of March 31, 2024 and was part of the UBS Asset Management Division, which had approximately $1.2 trillion in assets under management worldwide as of March 31, 2024. The board also was cognizant of, and considered, the financial combination transactions, regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Portfolios under the Investment Management and Administration Agreement as well as under the Subadvisory Agreements.

Management and subadvisory fees and expense ratios—For each Portfolio, the board reviewed and considered the contractual management fee (the "Contractual Management Fee") payable by the Portfolio to UBS AM in light of the nature, extent and quality of the services provided by UBS AM pursuant to the Investment Management and Administration Agreement. The board also reviewed and considered the fee waiver and/or expense reimbursement arrangements for each Portfolio (if any) and considered the actual fee rate (after taking any waivers and reimbursements into account) (the "Actual Management Fee") payable by the Portfolio. The board considered whether UBS AM had entered into one or more fee waiver and/or expense reimbursement agreements with a Portfolio under which UBS AM was contractually obligated to waive its management fees and/or reimburse the Portfolio so that the total ordinary operating expenses of certain or all classes of that Portfolio through a certain date (excluding dividend expense, borrowing costs, interest expense relating to short sales, expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed specified limits for each class (or, with respect to certain Portfolios, an agreement to waive a portion of its management fee). The board also considered that, with respect to certain share classes, each Portfolio with such a fee waiver/reimbursement agreement had agreed to repay UBS AM for those waived fees and/or reimbursed expenses if the Portfolio can do so over the following three fiscal years without causing its expenses in any of those years to exceed the expense caps. With respect to fee waiver/expense reimbursement arrangements, the board also considered the basis for UBS AM's determination that any such waivers and/or reimbursements do not and will not result in cross-subsidization by one share class of another share class of a Portfolio. Additionally, the board received and considered information comparing each Portfolio's Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the "Expense Group"). The board also received from Broadridge comparative data on a supplemental expense group of subadvised peers (which may include certain of the subadvised peers contained within the primary Expense Group) (the "Supplemental Expense Group"). A discussion of the board's considerations with respect to each Portfolio's fees is set forth below.

In connection with its consideration of each Portfolio's management fees, the board also received information on UBS AM's standard institutional account fees for accounts of a similar investment type to each of the Portfolios. The board noted management's explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds, such as the Portfolios, versus those accounts and the differences in the levels of services required by the Portfolios and those accounts. The board also received information on fees charged to other mutual funds managed by UBS AM. The board observed that it had received cer-

tain information regarding fees, compensation from other similar funds, and economies of scale from certain Subadvisors as part of the summary of each Subadvisor's responses to requests for due diligence materials in connection with the board's annual reconsideration of the Subadvisory Agreements; however, the board also observed that the compensation paid to a Subadvisor is paid by UBS AM, not by the particular Portfolio, and, accordingly, that the retention of a Subadvisor generally does not increase the fees otherwise incurred by a Portfolio's shareholders (unless a management fee waiver level was affected by a subadvisory fee increase or a reallocation of assets).

Portfolio performance—For each Portfolio, the board received and considered (a) annualized total return information of the Portfolio compared to other funds (the "Performance Universe") selected by Broadridge over the one-, three-, five-, ten-year and since inception periods ended April 30, 2024, and (b) annualized performance information for each year in the ten-year period ended April 30, 2024. The board was provided with a description of the methodology Broadridge used to determine the similarity of a Portfolio with the funds included in its Performance Universe. The board also considered UBS AM's emphasis on longer-term performance, such as the three- and five-year periods, as well as UBS AM's statement that while management believed that the Broadridge peer groups were useful in evaluating Portfolio expenses relative to peers, they were less useful in evaluating performance, as in many cases they were broad-based and consisted of funds that did not necessarily have similar investment parameters to the applicable Portfolio. The board also noted that it had received information throughout the year at periodic intervals with respect to each Portfolio's performance, in most cases with respect to certain benchmark indices, including with respect to each Subadvisor's performance. Further discussion of the board's considerations with respect to each Portfolio's performance is set forth below.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to each Portfolio and was provided information on UBS AM's expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes, and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Portfolios. A Subadvisor's profitability in providing services to a Portfolio was not a significant factor considered by the board, as the subadvisory fees are paid by UBS AM, not by the relevant Portfolio.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Portfolios' assets grew, whether the Portfolios have appropriately benefited from any material unshared economies of scale over time, and whether there is potential for realization of any further economies of scale for the Portfolios. The board considered whether economies of scale in the provision of services to the Portfolios were being passed along to each Portfolio's shareholders. The board noted that each Portfolio's Contractual Management Fee contained breakpoints, with the exception of UBS Government Money Market Investments Fund. The board also noted as of April 30, 2024, for those Portfolios having breakpoints, which Portfolio's asset level exceeded at least its first breakpoint. Accordingly, the board determined that actual economies of scale existed for those Portfolios whose assets had reached the first breakpoint level and potential economies of scale existed for those Portfolios whose assets had not yet reached their first breakpoint level. The board also noted that to the extent a Portfolio's assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for trustees, auditor and legal fees and printing and postage, become a smaller percentage of overall assets. The board also took note of the relationship between any breakpoints in a subadvisory fee and the breakpoints in fees paid by the Portfolios to UBS AM.

Generally, in light of UBS AM's profitability data, the Actual Management Fees, the Contractual Management Fees, the breakpoints currently in place for the Portfolios and the current assets of the Portfolios, the board believed that UBS AM's arrangement for sharing of potential and current economies of scale with the Portfolios was acceptable.

Other benefits to UBS AM and the Subadvisors—The board was informed by management that the Subadvisors' relationships with the Portfolios were limited to their provision of subadvisory services to these Portfolios, and that therefore, management believed that the Subadvisors and their affiliates did not receive tangible ancillary benefits as a result of the Subadvisors' relationships with the Portfolios, with the exception of possible benefits from soft dollars (e.g., research credits related to transaction commissions) for the equity Portfolios (which also would potentially benefit such Portfolios) and possible limited benefits to certain affiliates of a Subadvisor, such as broker-dealers (e.g., an affiliate's execution of portfolio transactions subject to detailed restrictions in SEC rules and board oversight procedures). The board recognized that certain Subadvisors could receive intangible benefits from their association with the Trust, such as increased name recognition or publicity from being selected as Subadvisors to the Trust after an extensive review process. Similarly, a Portfolio could benefit from having a Subadvisor with an established or well-regarded reputation. In light of the costs of providing investment management, administrative and other services to the Portfolios and UBS AM's ongoing commitment to the Portfolios, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In the discussions that follow, reference is made to the "median" in the Broadridge Expense Group, Supplemental Expense Group and Broadridge Performance Universe categories. With respect to expenses, below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the relevant Expense Group. With respect to performance, below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median of the funds in the relevant Performance Universe. Broadridge information is calculated on a share class basis. References appearing below relate to Class P shares; the board also had information relevant to other share classes (e.g., Class A shares) during its considerations.

PACE Large Co Growth Equity Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreements with each of J.P. Morgan Investment Management, Inc. ("J.P. Morgan"), Polen Capital Management, LLC and GQG Partners LLC, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was above the Performance Universe median for the one-, three- and five-year periods, but below the Performance Universe median for the ten-year period and since inception.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee, Actual Management Fee and total expenses were above the median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Large Co Value Equity Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreements with each of Artisan Partners, LP, Hotchkis & Wiley Capital Management, LLC and Wellington Management Company LLP, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was below the Performance Universe median for the one-, five- and ten-year periods and since inception, but above the Performance Universe median for the three-year period.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee, Actual Management Fee and total expenses were above the median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Small/Medium Co Growth Equity Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreements with each of Calamos Advisors LLC, Jacobs Levy Equity Management, Inc. and Riverbridge Partners, LLC, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was below the Performance Universe median for the one- and three-year periods and since inception, but above the Performance Universe median for the five- and ten-year periods.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee and Actual Management Fee were below, and total expenses were above, the median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Small/Medium Co Value Equity Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreement with Kayne Anderson Rudnick Investment Management, LLC, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was below the Performance Universe median for the one-, three- and five-year periods and since inception, but above the Performance Universe median for the ten-year period.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee and Actual Management Fee were below, and total expenses were above, the median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE International Equity Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreements with each of Chautauqua Capital Management—a division of Robert W. Baird & Co. Incorporated, Los Angeles Capital Management LLC and Mondrian Investment Partners Limited, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was above the Performance Universe median for the one-, three-, five- and ten-year periods, ranking in the first quintile for the one-, three- and ten-year periods, but below the Performance Universe median for the since inception period.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee, Actual Management Fee and total expenses were above the median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE International Emerging Markets Equity Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreements with each of ARGA Investment Management, LP, RWC Asset Advisors (US) LLC and William Blair Investment Management, LLC, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was below the Performance Universe median for the one- and ten-year periods and since inception, but above the Performance Universe median for the three- and five-year periods.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee and total expenses were above, and Actual Management Fee was below (giving effect to expense waivers), the median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Alternative Strategies Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreements with each of Allspring Global Investments, LLC, Aviva Investors Americas LLC, DLD Asset Management, LP, Electron Capital Partners, LLC, Kettle Hill Capital Management, LLC, Magnetar Asset Management LLC, and PCJ Investment Counsel Ltd., the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was above the Performance Universe median for all periods reported, ranking in the first quintile for the five-year period and since inception.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee, Actual Management Fee and total expenses were above the median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Global Real Estate Securities Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreement with MFS Investment Management, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was below the Performance Universe median for all periods reported.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee and Actual Management Fee were below, and total expenses were above, the median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Mortgage-Backed Securities Fixed Income Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreement with Pacific Investment Management Company LLC ("PIMCO"), the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was above the Performance Universe median for the one-, five- and ten-year periods and since inception, ranking in the first quintile for the since inception period, but below the Performance Universe median for the three-year period.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee and total expenses were above, and the Actual Management Fee was below, the median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE High Yield Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreement with Nomura Corporate Research and Asset Management Inc., the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was above the Performance Universe median for the one-, five- and ten-year periods and since inception, ranking in the first quintile for the since inception period, but below the Performance Universe median for the three-year period.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee, Actual Management Fee and total expenses were above the median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Intermediate Fixed Income Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreement with Brown Brothers Harriman & Co. ("BBH"), the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was above the Performance Universe median for the one-, three- and five-year periods, ranking in the first quintile for the one- and three-year periods, but below the Performance Universe median for the ten-year period and since inception.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee and total expenses were above, and the Actual Management Fee was below, the median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Global Fixed Income Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreement with J.P. Morgan, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was below the Performance Universe median for all periods reported.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee, Actual Management Fee and total expenses were above the median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Municipal Fixed Income Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreement with Insight North America LLC, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was below the Performance Universe median for the one-, three- and five-year periods and since inception, but above the Performance Universe median for the ten-year period.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee, Actual Management Fee and total expenses were above the median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Strategic Fixed Income Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreements with each of BBH, Neuberger Berman Investment Advisers LLC and PIMCO, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was above the Performance Universe median for all periods reported, ranking in the first quintile for all periods reported.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee, Actual Management Fee and total expenses were above the median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

UBS Government Money Market Investments Fund

In approving the Investment Management and Administration Agreement, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was above the Performance Universe median for all comparative periods, ranking in the first quintile for the one- and three-year periods and since inception.

Management fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee, Actual Management Fee and total expenses were below the respective medians in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report.

Conclusion

Based on its review and, in certain instances, management's explanations upon further questioning, the board concluded that each Portfolio's investment performance was satisfactory or acceptable under the circumstances and that each management fee and subadvisory fee, as proposed by management after questions and/or suggestions posed by the board, continued to be appropriate under the circumstances and in light of the nature, extent and quality of the services provided to the Portfolio under the applicable Investment Management and Administration Agreement and Subadvisory Agreement or Subadvisory Agreements, respectively.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Investment Management and Administration Agreement for each Portfolio and, for those Portfolios with Subadvisors, the Subadvisory Agreement(s). No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Investment Management and Administration Agreement or, for the subadvised Portfolios, the Subadvisory Agreement(s). The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Management and Administration Agreement and the Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of UBS AM or the Subadvisors were present.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to the registrant.

(a)	(3) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(4) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to the registrant.

(a)	(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended is attached hereto as Exhibit EX-99. IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACE Select Advisors Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	October 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	October 7, 2024

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	October 7, 2024